Brighthouse Funds Trust I

Schedule of Investments
September 30, 2021

Brighthouse Funds Trust I

Schedule of Investments as of September 30, 2021

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-27

Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio)	BHFTI-42

American Funds Balanced Allocation Portfolio	BHFTI-46

American Funds Growth Allocation Portfolio	BHFTI-47

American Funds Growth Portfolio	BHFTI-48

American Funds Moderate Allocation Portfolio	BHFTI-49

AQR Global Risk Balanced Portfolio	BHFTI-50

BlackRock Global Tactical Strategies Portfolio	BHFTI-56

BlackRock High Yield Portfolio	BHFTI-61

Brighthouse Asset Allocation 100 Portfolio	BHFTI-91

Brighthouse Balanced Plus Portfolio	BHFTI-92

Brighthouse Small Cap Value Portfolio	BHFTI-96

Brighthouse/Aberdeen Emerging Markets Equity Portfolio	BHFTI-103

Brighthouse/Artisan International Portfolio	BHFTI-106

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-110

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-126

Brighthouse/Templeton International Bond Portfolio	BHFTI-145

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-151

Clarion Global Real Estate Portfolio	BHFTI-157

Harris Oakmark International Portfolio	BHFTI-161

Invesco Balanced-Risk Allocation Portfolio	BHFTI-165

Invesco Comstock Portfolio	BHFTI-170

Invesco Global Equity Portfolio	BHFTI-174

Invesco Small Cap Growth Portfolio	BHFTI-178

JPMorgan Core Bond Portfolio	BHFTI-184

JPMorgan Global Active Allocation Portfolio	BHFTI-205

JPMorgan Small Cap Value Portfolio	BHFTI-234

Loomis Sayles Global Allocation Portfolio	BHFTI-242

Loomis Sayles Growth Portfolio	BHFTI-255

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-258

MFS® Research International Portfolio	BHFTI-260

Morgan Stanley Discovery Portfolio	BHFTI-264

PanAgora Global Diversified Risk Portfolio	BHFTI-269

PIMCO Inflation Protected Bond Portfolio	BHFTI-285

PIMCO Total Return Portfolio	BHFTI-298

Schroders Global Multi-Asset Portfolio	BHFTI-320

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-341

SSGA Growth and Income ETF Portfolio	BHFTI-350

SSGA Growth ETF Portfolio	BHFTI-353

T. Rowe Price Large Cap Value Portfolio	BHFTI-356

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-360

TCW Core Fixed Income Portfolio	BHFTI-367

Victory Sycamore Mid Cap Value Portfolio	BHFTI-377

Western Asset Management Government Income Portfolio	BHFTI-381

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—56.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE (a)	36,700	$4,818,531
BAE Systems plc	200,930	1,518,718
Boeing Co. (The) (a)	14,735	3,240,816
Dassault Aviation S.A.	1,580	177,268
Elbit Systems, Ltd.	1,660	240,838
General Dynamics Corp.	6,200	1,215,386
Howmet Aerospace, Inc.	10,320	321,984
Huntington Ingalls Industries, Inc.	1,072	206,960
L3Harris Technologies, Inc.	5,370	1,182,689
Lockheed Martin Corp.	6,595	2,275,934
MTU Aero Engines AG	3,329	752,727
Northrop Grumman Corp.	4,025	1,449,604
Raytheon Technologies Corp. (b)	40,315	3,465,477
Rolls-Royce Holdings plc (a)	522,163	982,363
Safran S.A.	21,329	2,674,231
Singapore Technologies Engineering, Ltd.	97,426	272,204
Textron, Inc.	5,990	418,162
Thales S.A.	6,657	642,883
TransDigm Group, Inc. (a)	1,402	875,647

		26,732,422

Air Freight & Logistics—0.4%
C.H. Robinson Worldwide, Inc.	3,520	306,240
Deutsche Post AG	61,856	3,898,567
DSV A/S	12,918	3,084,125
Expeditors International of Washington, Inc.	4,535	540,255
FedEx Corp.	6,580	1,442,928
InPost S.A. (a)	12,480	205,860
SG Holdings Co., Ltd.	19,981	568,162
United Parcel Service, Inc. - Class B	19,470	3,545,487
Yamato Holdings Co., Ltd.	18,186	461,048

		14,052,672

Airlines—0.1%
Alaska Air Group, Inc. (a)	3,343	195,900
American Airlines Group, Inc. (a) (b)	17,311	355,222
ANA Holdings, Inc. (a) (b)	9,973	258,927
Delta Air Lines, Inc. (a)	17,111	729,100
Deutsche Lufthansa AG (a) (b)	18,267	125,686
Japan Airlines Co., Ltd. (a)	9,002	214,279
Qantas Airways, Ltd. (a)	57,670	235,717
Singapore Airlines, Ltd. (a)	81,018	296,339
Southwest Airlines Co. (a)	15,815	813,365
United Airlines Holdings, Inc. (a)	8,651	411,528

		3,636,063

Auto Components—0.3%
Aisin Corp.	9,194	334,147
Aptiv plc (a)	7,231	1,077,202
BorgWarner, Inc. (b)	6,410	276,976
Bridgestone Corp.	35,629	1,689,751
Cie Generale des Etablissements Michelin	10,572	1,622,493
Continental AG (a)	6,864	752,508
Denso Corp.	27,043	1,772,820
Faurecia SE	7,286	339,563

Auto Components—(Continued)
Koito Manufacturing Co., Ltd.	6,467	388,854
Stanley Electric Co., Ltd.	7,962	200,697
Sumitomo Electric Industries, Ltd.	47,067	627,879
Toyota Industries Corp.	9,150	751,731
Valeo	14,124	394,143
Vitesco Technologies Group AG (a)	1,373	81,099

		10,309,863

Automobiles—1.3%
Bayerische Motoren Werke AG	20,661	1,983,124
Daimler AG	53,408	4,747,723
Ferrari NV	7,866	1,646,681
Ford Motor Co. (a) (b)	104,925	1,485,738
General Motors Co. (a)	38,813	2,045,833
Honda Motor Co., Ltd.	101,734	3,137,509
Isuzu Motors, Ltd.	34,413	452,117
Mazda Motor Corp. (a)	35,484	308,999
Nissan Motor Co., Ltd. (a)	144,862	726,505
Renault S.A. (a)	11,873	423,519
Stellantis NV (Milan-Traded Shares)	126,550	2,416,468
Subaru Corp.	38,399	713,091
Suzuki Motor Corp.	22,984	1,024,473
Tesla, Inc. (a)	21,704	16,831,018
Toyota Motor Corp. (b)	661,765	11,837,789
Volkswagen AG (b)	2,026	629,033
Yamaha Motor Co., Ltd.	17,478	486,671

		50,896,291

Banks—3.4%
ABN AMRO Bank NV (144A) (a)	26,396	379,805
Australia & New Zealand Banking Group, Ltd.	177,570	3,582,471
Banco Bilbao Vizcaya Argentaria S.A.	416,096	2,744,782
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Santander S.A.	1,082,108	3,919,508
Bank Hapoalim B.M.	70,859	622,093
Bank Leumi Le-Israel B.M.	90,665	769,610
Bank of America Corp.	198,008	8,405,440
Banque Cantonale Vaudoise	1,835	139,551
Barclays plc	1,083,367	2,763,004
BNP Paribas S.A.	70,192	4,496,178
BOC Hong Kong Holdings, Ltd.	230,920	691,798
CaixaBank S.A.	277,405	860,196
Chiba Bank, Ltd. (The) (b)	32,399	208,607
Citigroup, Inc.	54,191	3,803,124
Citizens Financial Group, Inc.	11,384	534,820
Comerica, Inc.	3,575	287,788
Commerzbank AG (a)	62,520	416,434
Commonwealth Bank of Australia	110,709	8,249,978
Concordia Financial Group, Ltd. (b)	67,935	268,041
Credit Agricole S.A.	72,804	1,004,471
Danske Bank A/S	43,042	725,565
DBS Group Holdings, Ltd.	112,519	2,498,586
DNB Bank ASA	58,002	1,316,830
Erste Group Bank AG	17,433	761,331
Fifth Third Bancorp	18,465	783,655
FinecoBank Banca Fineco S.p.A. (a)	38,038	689,346

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
First Republic Bank	4,711	$908,658
Hang Seng Bank, Ltd.	47,721	814,440
HSBC Holdings plc	1,271,074	6,649,657
Huntington Bancshares, Inc.	39,475	610,284
ING Groep NV	243,413	3,532,939
Intesa Sanpaolo S.p.A.	1,030,641	2,923,943
Israel Discount Bank, Ltd. - Class A (a)	72,638	383,511
Japan Post Bank Co., Ltd.	24,754	211,854
JPMorgan Chase & Co.	79,900	13,078,831
KBC Group NV	15,601	1,400,585
KeyCorp	25,570	552,823
Lloyds Banking Group plc	4,421,830	2,750,600
M&T Bank Corp.	3,435	512,983
Mediobanca Banca di Credito Finanziario S.p.A. (a)	38,756	468,167
Mitsubishi UFJ Financial Group, Inc.	762,802	4,453,575
Mizrahi Tefahot Bank, Ltd.	8,754	294,729
Mizuho Financial Group, Inc. (b)	150,534	2,119,215
National Australia Bank, Ltd.	205,751	4,100,680
NatWest Group plc	303,882	922,110
Nordea Bank Abp	202,183	2,594,783
Oversea-Chinese Banking Corp., Ltd.	209,491	1,753,734
People’s United Financial, Inc.	11,435	199,769
PNC Financial Services Group, Inc. (The) (b)	11,365	2,223,449
Raiffeisen Bank International AG	9,047	235,358
Regions Financial Corp.	25,515	543,725
Resona Holdings, Inc.	133,244	530,318
Shizuoka Bank, Ltd. (The) (b)	27,853	229,149
Skandinaviska Enskilda Banken AB - Class A	101,561	1,431,008
Societe Generale S.A.	50,590	1,588,376
Standard Chartered plc	167,412	981,136
Sumitomo Mitsui Financial Group, Inc.	81,457	2,849,804
Sumitomo Mitsui Trust Holdings, Inc.	21,077	721,838
SVB Financial Group (a)	1,575	1,018,836
Svenska Handelsbanken AB - A Shares	91,020	1,021,035
Swedbank AB - A Shares	56,512	1,143,088
Truist Financial Corp.	35,687	2,093,043
U.S. Bancorp	36,075	2,144,298
UniCredit S.p.A.	132,631	1,754,383
United Overseas Bank, Ltd.	73,557	1,391,233
Wells Fargo & Co. (e)	109,807	5,096,143
Westpac Banking Corp.	228,931	4,257,055
Zions Bancorp N.A.	4,330	267,984

		133,682,141

Beverages—0.9%
Anheuser-Busch InBev S.A.	47,548	2,685,419
Asahi Group Holdings, Ltd.	28,474	1,379,336
Brown-Forman Corp. - Class B	4,877	326,808
Budweiser Brewing Co. APAC, Ltd. (144A)	107,435	270,421
Carlsberg AS - Class B	6,428	1,045,677
Coca-Cola Co. (The) (e)	103,880	5,450,584
Coca-Cola Europacific Partners plc	12,771	706,109
Coca-Cola HBC AG	12,504	401,901
Constellation Brands, Inc. - Class A	4,495	947,052
Davide Campari-Milano NV	32,619	459,179
Diageo plc	146,005	7,034,967

Beverages—(Continued)
Heineken Holding NV	7,189	624,934
Heineken NV	16,175	1,681,435
Ito En, Ltd.	3,334	221,397
Kirin Holdings Co., Ltd.	51,332	953,441
Molson Coors Beverage Co. - Class B (b)	5,035	233,523
Monster Beverage Corp. (a)	10,040	891,853
PepsiCo, Inc.	36,955	5,558,401
Pernod Ricard S.A.	13,074	2,859,114
Remy Cointreau S.A.	1,432	277,549
Suntory Beverage & Food, Ltd.	8,677	360,464
Treasury Wine Estates, Ltd.	45,020	400,223

		34,769,787

Biotechnology—0.7%
AbbVie, Inc.	47,254	5,097,289
Amgen, Inc.	15,179	3,227,814
Argenx SE (a)	2,861	863,440
Biogen, Inc. (a)	3,980	1,126,300
CSL, Ltd.	28,394	5,987,649
Genmab A/S (a)	4,091	1,787,294
Gilead Sciences, Inc.	33,523	2,341,582
Grifols S.A.	18,614	453,866
Incyte Corp. (a)	5,013	344,794
Moderna, Inc. (a)(b)	9,387	3,612,681
PeptiDream, Inc. (a)	5,977	194,586
Regeneron Pharmaceuticals, Inc. (a)	2,814	1,702,977
Vertex Pharmaceuticals, Inc. (a)	6,937	1,258,302

		27,998,574

Building Products—0.5%
A.O. Smith Corp.	3,560	217,409
AGC, Inc.	12,064	617,460
Allegion plc	2,391	316,042
Assa Abloy AB - Class B	62,546	1,813,535
Carrier Global Corp.	23,202	1,200,936
Cie de Saint-Gobain	31,579	2,126,911
Daikin Industries, Ltd.	15,548	3,344,199
Fortune Brands Home & Security, Inc. (b)	3,677	328,797
Geberit AG	2,312	1,698,771
Johnson Controls International plc	19,044	1,296,516
Kingspan Group plc	9,633	952,865
Lixil Corp.	16,619	482,929
Masco Corp.	6,605	366,908
Nibe Industrier AB - B Shares	88,958	1,117,387
Rockwool International A/S - B Shares	537	229,611
TOTO, Ltd.	8,744	415,446
Trane Technologies plc	6,355	1,097,191
Xinyi Glass Holdings, Ltd.	113,434	336,954

		17,959,867

Capital Markets—1.5%
3i Group plc	60,728	1,046,035
Abrdn plc	136,183	467,542
Ameriprise Financial, Inc.	3,045	804,245
Amundi S.A. (144A)	3,769	317,828

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
ASX, Ltd.	12,080	$705,672
Bank of New York Mellon Corp. (The)	21,235	1,100,822
BlackRock, Inc.	3,830	3,212,068
Cboe Global Markets, Inc.	2,847	352,629
Charles Schwab Corp. (The)	40,136	2,923,506
CME Group, Inc.	9,605	1,857,415
Credit Suisse Group AG	152,746	1,514,444
Daiwa Securities Group, Inc. (b)	90,139	526,527
Deutsche Bank AG (a)	128,972	1,654,101
Deutsche Boerse AG	11,857	1,930,158
EQT AB	14,867	612,370
Franklin Resources, Inc. (b)	7,521	223,524
Futu Holdings, Ltd. (ADR) (a)	3,124	284,346
Goldman Sachs Group, Inc. (The)	9,020	3,409,831
Hargreaves Lansdown plc	22,199	426,176
Hong Kong Exchanges & Clearing, Ltd.	75,161	4,562,142
Intercontinental Exchange, Inc.	15,050	1,728,041
Invesco, Ltd.	9,130	220,124
Japan Exchange Group, Inc.	31,796	789,110
Julius Baer Group, Ltd.	13,966	923,731
London Stock Exchange Group plc	20,261	2,024,226
Macquarie Group, Ltd.	21,450	2,814,297
Magellan Financial Group, Ltd.	8,601	219,211
MarketAxess Holdings, Inc.	1,014	426,580
Moody’s Corp.	4,335	1,539,402
Morgan Stanley	39,022	3,797,231
MSCI, Inc.	2,210	1,344,431
Nasdaq, Inc.	3,130	604,153
Nomura Holdings, Inc.	191,288	940,214
Northern Trust Corp.	5,570	600,502
Partners Group Holding AG	1,417	2,205,858
Raymond James Financial, Inc.	5,174	477,411
S&P Global, Inc.	6,445	2,738,416
SBI Holdings, Inc.	15,192	374,821
Schroders plc	7,757	372,552
Singapore Exchange, Ltd.	50,155	367,005
St. James’s Place plc	33,584	680,376
State Street Corp.	9,180	777,730
T. Rowe Price Group, Inc.	6,070	1,193,969
UBS Group AG	228,775	3,655,819

		58,746,591

Chemicals—1.4%
Air Liquide S.A.	29,559	4,729,649
Air Products & Chemicals, Inc.	5,915	1,514,891
Akzo Nobel NV	11,893	1,295,039
Albemarle Corp. (b)	3,128	684,938
Arkema S.A.	3,831	506,776
Asahi Kasei Corp.	78,287	835,613
BASF SE	57,315	4,366,988
Celanese Corp.	2,965	446,648
CF Industries Holdings, Inc.	5,750	320,965
Chr Hansen Holding A/S	6,582	537,508
Clariant AG	12,173	228,070
Corteva, Inc.	19,624	825,778
Covestro AG (144A)	12,056	828,024

Chemicals—(Continued)
Croda International plc	8,706	994,186
Dow, Inc. (b)	19,934	1,147,401
DuPont de Nemours, Inc.	13,983	950,704
Eastman Chemical Co.	3,630	365,686
Ecolab, Inc.	6,655	1,388,366
EMS-Chemie Holding AG	438	412,260
Evonik Industries AG	13,085	414,445
FMC Corp. (b)	3,440	314,966
Givaudan S.A.	577	2,635,344
ICL Group, Ltd.	43,957	319,734
International Flavors & Fragrances, Inc.	6,652	889,506
Johnson Matthey plc	12,077	435,593
JSR Corp.	12,699	460,326
Kansai Paint Co., Ltd. (b)	11,058	274,955
Koninklijke DSM NV	10,755	2,149,697
LANXESS AG	5,150	350,201
Linde plc	13,807	4,050,698
LyondellBasell Industries NV - Class A	7,061	662,675
Mitsubishi Chemical Holdings Corp.	79,897	730,065
Mitsubishi Gas Chemical Co., Inc.	9,658	190,733
Mitsui Chemicals, Inc.	11,491	385,809
Mosaic Co. (The)	9,240	330,053
Nippon Paint Holdings Co., Ltd.	44,378	482,756
Nippon Sanso Holdings Corp.	9,264	233,131
Nissan Chemical Corp.	7,691	448,913
Nitto Denko Corp.	9,411	670,640
Novozymes A/S - B Shares	12,987	889,125
Orica, Ltd.	25,393	250,279
PPG Industries, Inc.	6,340	906,683
Sherwin-Williams Co. (The)	6,480	1,812,650
Shin-Etsu Chemical Co., Ltd.	22,101	3,727,658
Sika AG	8,848	2,798,578
Solvay S.A.	4,625	575,509
Sumitomo Chemical Co., Ltd. (b)	92,974	484,996
Symrise AG	8,028	1,059,073
Toray Industries, Inc.	86,538	552,677
Tosoh Corp.	16,228	294,476
Umicore S.A.	12,300	728,876
Yara International ASA	10,875	538,245

		53,428,555

Commercial Services & Supplies—0.2%
Brambles, Ltd.	91,544	712,023
Cintas Corp.	2,340	890,745
Copart, Inc. (a)	5,685	788,623
Dai Nippon Printing Co., Ltd.	14,163	342,995
Rentokil Initial plc	115,716	906,579
Republic Services, Inc.	5,615	674,137
Rollins, Inc.	6,048	213,676
Secom Co., Ltd.	13,102	950,735
Securitas AB - B Shares	19,539	309,874
Sohgo Security Services Co., Ltd.	4,365	197,088
TOPPAN, Inc.	16,367	278,365
Waste Management, Inc.	10,355	1,546,623

		7,811,463

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.3%
Arista Networks, Inc. (a)	1,496	$514,085
Cisco Systems, Inc.	112,690	6,133,717
F5 Networks, Inc. (a)	1,615	321,030
Juniper Networks, Inc. (b)	8,690	239,149
Motorola Solutions, Inc.	4,530	1,052,409
Nokia Oyj (a)	336,457	1,850,989
Telefonaktiebolaget LM Ericsson - B Shares (b)	182,140	2,058,612

		12,169,991

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	15,303	410,297
Bouygues S.A.	14,256	588,318
Eiffage S.A.	5,179	522,466
Ferrovial S.A.	30,227	876,654
Kajima Corp. (b)	28,041	361,352
Obayashi Corp. (b)	40,521	336,457
Quanta Services, Inc.	3,715	422,841
Shimizu Corp. (b)	34,444	259,587
Skanska AB - B Shares	21,228	532,050
Taisei Corp. (b)	11,910	383,479
Vinci S.A.	33,221	3,441,160

		8,134,661

Construction Materials—0.2%
CRH plc	48,990	2,285,187
HeidelbergCement AG	9,286	696,437
Holcim, Ltd.	32,670	1,571,771
James Hardie Industries plc	27,717	994,179
Martin Marietta Materials, Inc.	1,672	571,289
Vulcan Materials Co.	3,540	598,827

		6,717,690

Consumer Finance—0.2%
Acom Co., Ltd. (b)	24,391	89,481
American Express Co.	17,200	2,881,516
Capital One Financial Corp.	11,925	1,931,492
Discover Financial Services	8,005	983,414
Synchrony Financial	15,227	744,296

		6,630,199

Containers & Packaging—0.1%
AMCOR plc	41,221	477,751
Avery Dennison Corp.	2,210	457,934
Ball Corp. (b)	8,730	785,438
International Paper Co. (b)	10,445	584,085
Packaging Corp. of America	2,539	348,960
Sealed Air Corp.	4,005	219,434
Smurfit Kappa Group plc	15,293	801,688
WestRock Co.	7,135	355,537

		4,030,827

Distributors—0.0%
Genuine Parts Co.	3,825	463,705
LKQ Corp. (a)(b)	7,222	363,411

Distributors—(Continued)
Pool Corp.	1,078	468,294

		1,295,410

Diversified Financial Services—0.5%
Berkshire Hathaway, Inc. - Class B (a)	49,571	13,529,909
Eurazeo S.E.	2,464	231,571
EXOR NV	6,767	570,233
Groupe Bruxelles Lambert S.A.	7,048	774,852
Industrivarden AB - A Shares	6,558	209,024
Industrivarden AB - C Shares	9,965	307,008
Investor AB - B Shares	113,694	2,434,385
Kinnevik AB - B Shares (a)	15,095	532,232
L E Lundbergforetagen AB - B Shares	4,742	258,962
M&G plc	162,242	444,026
Mitsubishi HC Capital, Inc.	41,192	216,467
ORIX Corp.	76,221	1,424,416
Sofina S.A.	972	385,603
Tokyo Century Corp. (b)	2,303	129,992
Wendel S.E.	1,683	233,369

		21,682,049

Diversified Telecommunication Services—0.8%
AT&T, Inc. (e)	190,921	5,156,776
BT Group plc (a)	556,981	1,196,222
Cellnex Telecom S.A. (144A)	31,795	1,959,906
Deutsche Telekom AG	207,990	4,193,528
Elisa Oyj	8,875	551,022
HKT Trust & HKT, Ltd.	236,374	323,271
Infrastrutture Wireless Italiane S.p.A. (144A)	20,626	230,015
Koninklijke KPN NV	209,816	658,000
Lumen Technologies, Inc. (b)	26,593	329,487
Nippon Telegraph & Telephone Corp.	80,328	2,220,672
Orange S.A.	124,496	1,348,706
Proximus SADP	9,297	183,806
Singapore Telecommunications, Ltd.	515,281	929,715
Spark New Zealand, Ltd.	115,562	381,005
Swisscom AG	1,617	928,463
Telecom Italia S.p.A.	621,793	243,671
Telecom Italia S.p.A. - Risparmio Shares	368,425	148,953
Telefonica Deutschland Holding AG	63,632	181,128
Telefonica S.A.	326,219	1,520,497
Telenor ASA (b)	42,216	709,078
Telia Co. AB	165,883	683,973
Telstra Corp., Ltd.	259,762	732,143
United Internet AG	5,965	232,108
Verizon Communications, Inc. (e)	110,700	5,978,907

		31,021,052

Electric Utilities—0.9%
Alliant Energy Corp.	6,684	374,170
American Electric Power Co., Inc.	13,370	1,085,377
AusNet Services, Ltd.	118,604	216,912
Chubu Electric Power Co., Inc. (b)	40,206	476,926
CK Infrastructure Holdings, Ltd.	41,352	229,750
CLP Holdings, Ltd.	102,477	985,658

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Duke Energy Corp.	20,565	$2,006,938
Edison International	10,145	562,743
EDP - Energias de Portugal S.A.	173,229	908,706
Electricite de France S.A.	29,016	364,379
Elia Group S.A.	1,933	230,877
Endesa S.A.	19,820	399,737
Enel S.p.A.	507,545	3,896,695
Entergy Corp. (b)	5,365	532,798
Evergy, Inc.	6,126	381,037
Eversource Energy	9,185	750,966
Exelon Corp.	26,144	1,263,801
FirstEnergy Corp.	14,545	518,093
Fortum Oyj	27,716	842,902
HK Electric Investments & HK Electric Investments, Ltd.	162,023	160,849
Iberdrola S.A.	369,472	3,690,124
Kansai Electric Power Co., Inc. (The)	43,934	426,356
Mercury NZ, Ltd.	41,632	186,232
NextEra Energy, Inc.	52,450	4,118,374
NRG Energy, Inc.	6,545	267,232
Origin Energy, Ltd.	109,904	370,396
Orsted A/S (144A)	11,805	1,557,558
Pinnacle West Capital Corp.	3,010	217,804
Power Assets Holdings, Ltd.	86,569	507,346
PPL Corp.	20,575	573,631
Red Electrica Corp. S.A.	27,012	539,926
Southern Co. (The)	28,305	1,754,061
SSE plc	65,034	1,365,618
Terna - Rete Elettrica Nazionale	87,800	622,751
Tohoku Electric Power Co., Inc. (b)	26,126	192,496
Tokyo Electric Power Co. Holdings, Inc. (a)	95,268	273,232
Verbund AG	4,236	427,901
Xcel Energy, Inc.	14,390	899,375

		34,179,727

Electrical Equipment—0.7%
ABB, Ltd.	108,239	3,607,837
AMETEK, Inc.	6,177	766,010
Eaton Corp. plc	10,658	1,591,346
Emerson Electric Co.	15,985	1,505,787
Fuji Electric Co., Ltd.	7,919	360,843
Generac Holdings, Inc. (a)	1,689	690,244
Legrand S.A.	16,388	1,757,669
Mitsubishi Electric Corp.	113,893	1,584,071
Nidec Corp.	27,907	3,095,869
Prysmian S.p.A.	15,896	557,643
Rockwell Automation, Inc.	3,105	912,994
Schneider Electric SE	33,617	5,589,168
Siemens Energy AG (a)	24,939	670,169
Siemens Gamesa Renewable Energy S.A. (a)	14,876	376,021
Vestas Wind Systems A/S	63,018	2,523,024

		25,588,695

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. - Class A	15,990	1,170,948
Azbil Corp. (b)	7,701	331,011
CDW Corp.	3,676	669,106

Electronic Equipment, Instruments & Components—(Continued)
Corning, Inc.	20,550	749,869
Halma plc	23,691	903,711
Hamamatsu Photonics KK	8,754	543,047
Hexagon AB - B Shares	122,939	1,894,265
Hirose Electric Co., Ltd. (b)	2,029	337,877
Ibiden Co., Ltd.	6,484	358,445
IPG Photonics Corp. (a) (b)	951	150,638
Keyence Corp.	12,142	7,275,306
Keysight Technologies, Inc. (a)	4,920	808,307
Kyocera Corp.	20,029	1,252,108
Murata Manufacturing Co., Ltd.	35,846	3,190,825
Omron Corp.	11,583	1,148,078
Shimadzu Corp.	14,780	649,231
TDK Corp.	24,261	876,482
TE Connectivity, Ltd.	8,770	1,203,419
Teledyne Technologies, Inc. (a)	1,252	537,834
Trimble, Inc. (a)	6,727	553,296
Venture Corp., Ltd.	17,262	227,485
Yokogawa Electric Corp.	13,955	244,006
Zebra Technologies Corp. - Class A (a)	1,433	738,597

		25,813,891

Energy Equipment & Services—0.1%
Baker Hughes Co.	22,145	547,646
Halliburton Co.	23,810	514,772
Schlumberger NV	37,387	1,108,151
Tenaris S.A.	29,467	310,742

		2,481,311

Entertainment—0.7%
Activision Blizzard, Inc.	20,794	1,609,248
Bollore S.A.	55,155	318,931
Capcom Co., Ltd.	10,987	305,169
Electronic Arts, Inc.	7,600	1,081,100
Embracer Group AB (a)	32,006	307,683
Koei Tecmo Holdings Co., Ltd.	3,610	171,715
Konami Holdings Corp. (b)	5,820	365,227
Live Nation Entertainment, Inc. (a)	3,522	320,960
Netflix, Inc. (a)	11,841	7,227,036
Nexon Co., Ltd.	30,449	491,261
Nintendo Co., Ltd.	6,984	3,397,429
Sea, Ltd. (ADR) (a)(b)	4,280	1,364,164
Square Enix Holdings Co., Ltd.	5,352	282,016
Take-Two Interactive Software, Inc. (a)	3,107	478,696
Toho Co., Ltd.	6,982	329,384
UBISOFT Entertainment S.A. (a)	5,779	346,632
Universal Music Group NV (a) (b)	44,405	1,188,955
Walt Disney Co. (The) (a)	48,591	8,220,140

		27,805,746

Equity Real Estate Investment Trusts—5.2%
APN Industria REIT	6,567	16,379
Abacus Property Group	47,700	122,239
Aberdeen Standard European Logistics Income plc (144A)	32,200	48,190
Acadia Realty Trust	8,855	180,731

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Activia Properties, Inc.	72	$295,778
Advance Residence Investment Corp.	134	435,911
Aedifica S.A.	3,692	458,462
AEON REIT Investment Corp.	161	216,313
Agree Realty Corp.	6,950	460,298
AIMS APAC REIT	57,050	60,457
Alexander & Baldwin, Inc.	7,400	173,456
Alexandria Real Estate Equities, Inc.	19,611	3,747,074
Allied Properties Real Estate Investment Trust	12,970	411,853
Alstria Office REIT-AG	18,350	333,884
American Assets Trust, Inc.	5,100	190,842
American Campus Communities, Inc.	14,077	682,031
American Finance Trust, Inc.	12,100	97,284
American Homes 4 Rent - Class A	29,124	1,110,207
American Tower Corp.	12,175	3,231,367
Americold Realty Trust (b)	26,908	781,677
Apartment Income REIT Corp.	16,066	784,181
Apartment Investment & Management Co. - Class A	15,216	104,230
APN Industria REIT	19,700	48,959
Apple Hospitality REIT, Inc.	21,950	345,273
ARA LOGOS Logistics Trust	131,500	88,762
Arena REIT	33,050	100,334
Argosy Property, Ltd. (b)	85,900	95,914
Armada Hoffler Properties, Inc.	6,150	82,226
Artis Real Estate Investment Trust	9,650	86,626
Ascencio	500	28,332
Ascendas Real Estate Investment Trust	552,674	1,216,413
Ascott Residence Trust	190,700	129,484
Assura plc	271,495	261,293
AvalonBay Communities, Inc.	18,108	4,013,457
Aventus Group	42,900	99,502
Befimmo S.A.	2,200	88,217
Big Yellow Group plc	17,400	325,625
BMO Commercial Property Trust, Ltd.	53,419	69,295
BMO Real Estate Investment, Ltd.	24,742	24,127
Boardwalk Real Estate Investment Trust	3,900	145,611
Boston Properties, Inc. (b)	19,882	2,154,215
Brandywine Realty Trust (b)	17,376	233,186
British Land Co. plc (The)	150,443	993,606
Brixmor Property Group, Inc.	30,477	673,846
Broadstone Net Lease, Inc. (b)	15,850	393,238
BWP Trust	50,218	144,313
Camden Property Trust	10,016	1,477,060
Canadian Apartment Properties	17,600	821,361
Capital & Counties Properties plc	75,903	168,443
CapitaLand Integrated Commercial Trust	814,886	1,211,316
CareTrust REIT, Inc.	9,850	200,152
Carmila S.A.	4,100	61,272
CDL Hospitality Trusts	82,032	62,336
Centerspace	1,441	136,174
Centuria Industrial REIT	47,100	125,500
Centuria Office REIT	47,550	86,347
Champion REIT	204,656	107,118
Charter Hall Long Wale REIT	54,986	195,363
Charter Hall Retail REIT	50,023	144,301
Charter Hall Social Infrastructure REIT	33,900	87,303

Equity Real Estate Investment Trusts—(Continued)
Choice Properties Real Estate Investment Trust (b)	26,368	296,656
Civitas Social Housing plc	64,250	75,519
Cofinimmo S.A.	3,095	467,125
Columbia Property Trust, Inc.	11,700	222,534
Comforia Residential REIT, Inc.	66	203,206
Cominar Real Estate Investment Trust (b)	17,181	135,511
Community Healthcare Trust, Inc. (b)	2,400	108,456
CoreSite Realty Corp.	4,500	623,430
Corporate Office Properties Trust	11,550	311,619
Cousins Properties, Inc.	15,259	569,008
Covivio	8,414	703,571
Crombie Real Estate Investment Trust (b)	9,850	135,159
Cromwell European Real Estate Investment Trust	32,750	98,881
Cromwell Property Group	146,407	84,104
Crown Castle International Corp.	11,550	2,001,846
CubeSmart	20,677	1,001,801
Custodian REIT plc	40,013	50,217
CyrusOne, Inc. (b)	12,750	986,977
Daiwa House REIT Investment Corp.	344	1,007,981
Daiwa Office Investment Corp.	29	195,432
Daiwa Securities Living Investments Corp.	201	201,105
Derwent London plc	10,400	480,210
Dexus	178,930	1,384,456
DiamondRock Hospitality Co. (a)	21,400	202,230
Digital Realty Trust, Inc.	36,489	5,270,836
DigitalBridge Group, Inc. (a)(b)	49,700	299,691
Diversified Healthcare Trust	24,300	82,377
Douglas Emmett, Inc. (b)	17,140	541,795
Dream Industrial Real Estate Investment Trust (b)	20,600	263,477
Dream Office Real Estate Investment Trust	3,800	69,004
Duke Realty Corp.	48,706	2,331,556
Easterly Government Properties, Inc. (b)	8,625	178,192
EastGroup Properties, Inc.	4,079	679,684
Empire State Realty Trust, Inc. - Class A (b)	14,629	146,729
Empiric Student Property plc (a)	60,553	72,224
EPR Properties	7,597	375,140
Equinix, Inc.	11,657	9,210,545
Equity Commonwealth (a)	12,000	311,760
Equity LifeStyle Properties, Inc. (b)	17,916	1,399,240
Equity Residential	47,113	3,812,384
ESR-REIT	275,650	94,309
Essential Properties Realty Trust, Inc.	11,950	333,644
Essex Property Trust, Inc.	8,459	2,704,681
Eurocommercial Properties NV	5,050	107,848
Extra Space Storage, Inc.	17,114	2,874,981
Far East Hospitality Trust	99,750	45,473
Federal Realty Investment Trust (b)	9,821	1,158,780
First Capital Real Estate Investment Trust	22,350	308,799
First Industrial Realty Trust, Inc.	13,250	690,060
Fortune Real Estate Investment Trust	140,230	139,227
Four Corners Property Trust, Inc.	7,750	208,165
Frasers Centrepoint Trust	111,200	184,875
Frasers Logistics & Industrial Trust	291,100	324,736
Frontier Real Estate Investment Corp.	50	219,378
Fukuoka REIT Corp.	75	112,792
Gaming and Leisure Properties, Inc.	22,710	1,051,927

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
GCP Student Living plc	47,004	$133,788
Gecina S.A.	8,192	1,098,200
Getty Realty Corp.	4,065	119,145
Global Net Lease, Inc.	10,300	165,006
Global One Real Estate Investment Corp.	100	104,097
GLP J-REIT	696	1,144,061
Goodman Group	103,756	1,610,646
Goodman Property Trust	112,750	188,143
GPT Group (The)	319,536	1,164,074
Granite Real Estate Investment Trust	6,350	451,609
Great Portland Estates plc	26,130	262,399
Growthpoint Properties Australia, Ltd.	28,700	84,818
H&R Real Estate Investment Trust	28,915	356,815
Hamborner REIT AG	7,250	78,645
Hammerson plc	434,175	188,822
Hankyu Hanshin REIT, Inc.	69	101,989
Healthcare Realty Trust, Inc.	14,860	442,531
Healthcare Trust of America, Inc. - Class A	22,425	665,125
Healthpeak Properties, Inc.	69,972	2,342,663
Heiwa Real Estate REIT, Inc.	95	140,310
Hibernia REIT plc	68,366	92,133
Highwoods Properties, Inc. (b)	10,550	462,723
Home Consortium, Ltd.	14,150	78,269
HomeCo Daily Needs REIT	39,200	44,569
Hoshino Resorts REIT, Inc. (b)	23	152,062
Host Hotels & Resorts, Inc. (a) (b)	91,980	1,502,033
Hotel Property Investments	17,800	44,266
Hudson Pacific Properties, Inc.	15,263	400,959
Hulic REIT, Inc.	124	195,472
Icade	3,335	259,997
Ichigo Office REIT Investment Corp.	121	97,749
Immobiliare Grande Distribuzione SIIQ S.p.A. (a)	6,709	30,418
Impact Healthcare Reit plc	26,700	39,583
Independence Realty Trust, Inc.	10,750	218,762
Industrial & Infrastructure Fund Investment Corp.	196	356,019
Industrial Logistics Properties Trust (b)	6,650	168,976
Ingenia Communities Group	30,600	145,930
Inmobiliaria Colonial Socimi S.A.	34,984	338,884
Innovative Industrial Properties, Inc.	2,450	566,366
InterRent Real Estate Investment Trust (b)	13,300	175,674
Intervest Offices & Warehouses NV	2,400	65,514
Invesco Office J-REIT, Inc.	296	60,248
Invincible Investment Corp.	505	197,294
Invitation Homes, Inc.	59,428	2,277,875
Irish Residential Properties REIT plc	45,697	75,825
Iron Mountain, Inc. (b)	7,739	336,260
Japan Excellent, Inc.	129	157,945
Japan Hotel REIT Investment Corp.	462	277,865
Japan Logistics Fund, Inc.	89	264,502
Japan Prime Realty Investment Corp.	91	329,159
Japan Real Estate Investment Corp.	213	1,275,891
Japan Retail Fund Investment Corp.	1,147	1,102,681
JBG SMITH Properties	12,725	376,787
Kenedix Office Investment Corp.	40	275,121
Kenedix Residential Next Investment Corp.	102	199,170
Kenedix Retail REIT Corp.	60	155,475
Keppel DC REIT	125,257	228,359

Equity Real Estate Investment Trusts—(Continued)
Keppel Pacific Oak US REIT	86,900	68,119
Keppel REIT	219,532	171,175
Killam Apartment Real Estate Investment Trust (b)	11,100	186,227
Kilroy Realty Corp.	11,963	792,070
Kimco Realty Corp.	76,266	1,582,519
Kite Realty Group Trust	8,512	173,304
Kiwi Property Group, Ltd.	162,120	128,810
Klepierre	31,523	701,864
Land Securities Group plc	117,553	1,094,145
Lar Espana Real Estate Socimi S.A.	6,150	38,201
LaSalle Logiport REIT	184	309,822
Leasinvest Real Estate SCA	426	35,034
Lendlease Global Commercial REIT	90,950	58,171
Lexington Realty Trust (b)	28,100	358,275
Life Storage, Inc.	8,024	920,674
Link REIT	344,755	2,946,343
LondonMetric Property plc	90,926	292,761
LTC Properties, Inc. (b)	3,950	125,175
LXI REIT plc	72,202	133,662
Macerich Co. (The) (b)	21,860	365,281
Mack-Cali Realty Corp. (a)	8,957	153,344
Manulife US Real Estate Investment Trust	148,900	103,993
Mapletree Commercial Trust	357,825	543,498
Mapletree Industrial Trust	191,262	391,020
Mapletree Logistics Trust	483,493	721,213
Medical Properties Trust, Inc.	60,916	1,222,584
Mercialys S.A.	6,400	68,169
Merlin Properties Socimi S.A.	34,238	351,352
Mid-America Apartment Communities, Inc.	14,993	2,799,943
Mirvac Group	652,288	1,399,373
Mitsubishi Estate Logistics REIT Investment Corp.	39	170,822
Mitsui Fudosan Logistics Park, Inc.	52	275,412
Monmouth Real Estate Investment Corp.	9,750	181,837
Montea NV	1,250	165,495
Mori Hills REIT Investment Corp.	163	220,890
Mori Trust Sogo REIT, Inc.	103	136,854
National Health Investors, Inc. (b)	4,450	238,075
National Retail Properties, Inc.	17,966	775,952
National Storage Affiliates Trust	8,300	438,157
National Storage REIT	117,744	196,102
NewRiver REIT plc	31,211	34,967
NexPoint Residential Trust, Inc.	2,250	139,230
Nippon Accommodations Fund, Inc.	48	269,426
Nippon Building Fund, Inc.	247	1,604,444
Nippon Prologis REIT, Inc.	359	1,200,508
NIPPON REIT Investment Corp.	45	174,894
Nomura Real Estate Master Fund, Inc.	731	1,053,393
NorthWest Healthcare Properties Real Estate Investment Trust (b)	19,050	194,170
NSI NV	1,921	71,147
NTT UD REIT Investment Corp.	131	180,114
Office Properties Income Trust	4,881	123,636
Omega Healthcare Investors, Inc.	24,570	736,117
Orix JREIT, Inc.	436	759,484
OUE Commercial Real Estate Investment Trust	220,450	73,952
Paramount Group, Inc. (b)	19,124	171,925
Park Hotels & Resorts, Inc. (a)	24,196	463,111
Parkway Life Real Estate Investment Trust	39,900	136,243

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Pebblebrook Hotel Trust (b)	13,311	$298,300
Physicians Realty Trust	22,069	388,856
Picton Property Income, Ltd. (The)	56,506	71,809
Piedmont Office Realty Trust, Inc. - Class A	12,700	221,361
Precinct Properties New Zealand, Ltd. (b)	128,000	147,991
Primary Health Properties plc	135,463	274,493
Prime US REIT	65,650	56,117
ProLogis, Inc.	95,887	12,027,106
Prosperity REIT	123,650	49,243
PRS REIT plc (The)	48,050	64,768
PS Business Parks, Inc.	2,050	321,317
Public Storage	19,647	5,837,124
Realty Income Corp. (b)	50,566	3,279,711
Regency Centers Corp.	21,481	1,446,316
Regional REIT, Ltd. (144A)	37,988	45,460
Retail Estates NV	1,027	74,954
Retail Opportunity Investments Corp.	12,135	211,392
Retail Properties of America, Inc. - Class A	21,950	282,716
Rexford Industrial Realty, Inc.	14,200	805,850
RioCan Real Estate Investment Trust	32,664	558,068
RLJ Lodging Trust	16,895	251,060
RPT Realty	8,228	104,989
Ryman Hospitality Properties, Inc. (a)	5,486	459,178
Sabra Health Care REIT, Inc.	22,555	332,010
Safehold, Inc.	1,850	132,996
Safestore Holdings plc	21,140	297,352
SBA Communications Corp.	2,932	969,231
Scentre Group	859,895	1,850,201
Schroder Real Estate Investment Trust, Ltd.	50,699	33,593
Segro plc	198,009	3,177,331
Sekisui House REIT, Inc.	415	344,639
Service Properties Trust	16,800	188,328
Shaftesbury plc	28,723	234,942
Shopping Centres Australasia Property Group	111,487	216,484
Simon Property Group, Inc.	42,437	5,515,537
SITE Centers Corp.	17,725	273,674
SL Green Realty Corp. (b)	6,888	487,946
SmartCentres Real Estate Investment Trust (b)	13,350	312,617
SOSiLA Logistics REIT, Inc.	63	93,226
SPH REIT	96,900	66,975
Spirit Realty Capital, Inc.	12,211	562,194
STAG Industrial, Inc. (b)	16,685	654,886
Standard Life Investment Property Income Trust, Ltd.	40,974	39,248
Starhill Global REIT	145,650	66,948
Starts Proceed Investment Corp.	23	51,156
Stockland	395,479	1,264,630
STORE Capital Corp. (b)	25,162	805,939
Stride Property Group	43,600	73,309
Summit Hotel Properties, Inc. (a)	10,600	102,078
Summit Industrial Income REIT (b)	16,000	263,256
Sun Communities, Inc.	11,821	2,188,067
Sunlight Real Estate Investment Trust	110,650	63,787
Sunstone Hotel Investors, Inc. (a)	22,256	265,737
Suntec Real Estate Investment Trust	214,828	223,105
Tanger Factory Outlet Centers, Inc. (b)	10,450	170,335
Target Healthcare REIT plc	52,811	81,562

Equity Real Estate Investment Trusts—(Continued)
Terreno Realty Corp.	7,100	$448,933
Tokyu REIT, Inc.	91	151,012
Triple Point Social Housing REIT plc (144A)	37,653	47,947
Tritax Big Box REIT plc	177,535	508,141
Tritax EuroBox plc (144A)	63,550	96,636
UDR, Inc.	37,904	2,008,154
UK Commercial Property Trust, Ltd.	75,972	75,168
Unibail-Rodamco-Westfield (a)	21,720	1,588,587
UNITE Group plc (The)	32,850	477,471
United Urban Investment Corp.	489	661,533
Universal Health Realty Income Trust	1,276	70,525
Urban Edge Properties	11,850	216,973
Vastned Retail NV	1,757	47,021
Ventas, Inc.	51,189	2,826,145
VEREIT, Inc.	23,593	1,067,111
VICI Properties, Inc. (b)	60,512	1,719,146
Vicinity Centres	630,858	751,651
Vornado Realty Trust (b)	22,315	937,453
Warehouses De Pauw CVA	14,519	586,894
Washington Real Estate Investment Trust (b)	8,644	213,939
Waypoint REIT	81,100	160,819
Welltower, Inc. (b)	54,876	4,521,782
Wereldhave NV	4,150	58,403
Weyerhaeuser Co. (b)	20,042	712,894
Workspace Group plc	13,750	151,337
WP Carey, Inc.	18,851	1,376,877
WPT Industrial Real Estate Investment Trust	7,093	153,776
Xenia Hotels & Resorts, Inc. (a) (b)	11,650	206,671
Xior Student Housing NV	2,039	115,333

		200,752,096

Food & Staples Retailing—0.7%
Aeon Co., Ltd.	40,808	1,073,926
Carrefour S.A.	38,266	688,805
Coles Group, Ltd.	83,241	1,015,867
Cosmos Pharmaceutical Corp.	1,252	213,520
Costco Wholesale Corp.	11,825	5,313,564
Endeavour Group, Ltd.	78,962	396,507
Etablissements Franz Colruyt NV	3,384	172,390
ICA Gruppen AB	6,276	287,761
J Sainsbury plc	104,110	398,668
Jeronimo Martins SGPS S.A.	15,707	312,770
Kesko Oyj - B Shares	17,044	588,325
Kobe Bussan Co., Ltd.	8,536	278,686
Koninklijke Ahold Delhaize NV	65,254	2,163,386
Kroger Co. (The)	18,180	735,017
Lawson, Inc.	3,065	150,486
Ocado Group plc (a)	30,372	675,514
Seven & i Holdings Co., Ltd.	47,019	2,133,700
Sysco Corp.	13,675	1,073,487
Tesco plc	482,482	1,636,432
Tsuruha Holdings, Inc.	2,467	304,775
Walgreens Boots Alliance, Inc.	19,195	903,125
Walmart, Inc. (e)	38,214	5,326,267
Welcia Holdings Co., Ltd.	5,765	207,270
WM Morrison Supermarkets plc	150,373	596,029

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Woolworths Group, Ltd.	78,962	$2,242,121

		28,888,398

Food Products—1.1%
a2 Milk Co., Ltd. (a)	45,219	201,323
Ajinomoto Co., Inc.	29,129	861,922
Archer-Daniels-Midland Co.	14,955	897,450
Associated British Foods plc	22,231	552,372
Barry Callebaut AG	223	504,522
Campbell Soup Co. (b)	5,420	226,610
Chocoladefabriken Lindt & Spruengli AG	7	821,977
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	65	728,159
Conagra Brands, Inc. (b)	12,840	434,891
Danone S.A.	40,705	2,778,317
General Mills, Inc.	16,210	969,682
Hershey Co. (The)	3,885	657,536
Hormel Foods Corp. (b)	7,530	308,730
J.M. Smucker Co. (The) (b)	2,895	347,487
JDE Peet’s NV	4,601	136,665
Kellogg Co. (b)	6,835	436,893
Kerry Group plc - Class A	9,924	1,328,663
Kikkoman Corp. (b)	9,074	737,402
Kraft Heinz Co. (The)	17,983	662,134
Lamb Weston Holdings, Inc. (b)	3,878	237,993
McCormick & Co., Inc.	6,660	539,660
MEIJI Holdings Co., Ltd.	7,622	492,608
Mondelez International, Inc. - Class A	37,370	2,174,187
Mowi ASA	27,428	692,220
Nestle S.A.	179,783	21,631,294
NH Foods, Ltd.	5,034	190,423
Nisshin Seifun Group, Inc.	12,091	201,578
Nissin Foods Holdings Co., Ltd.	3,936	316,382
Orkla ASA	46,869	429,522
Toyo Suisan Kaisha, Ltd.	5,421	240,769
Tyson Foods, Inc. - Class A	7,880	622,047
WH Group, Ltd. (144A)	598,095	425,479
Wilmar International, Ltd.	119,877	368,284
Yakult Honsha Co., Ltd.	7,943	402,714

		42,557,895

Gas Utilities—0.1%
APA Group	73,628	462,259
Atmos Energy Corp.	3,495	308,259
Enagas S.A.	15,531	345,171
Hong Kong & China Gas Co., Ltd.	698,659	1,058,277
Naturgy Energy Group S.A. (b)	18,045	454,306
Osaka Gas Co., Ltd.	23,401	430,125
Snam S.p.A.	123,603	685,139
Toho Gas Co., Ltd. (b)	4,593	200,650
Tokyo Gas Co., Ltd.	23,467	437,026

		4,381,212

Health Care Equipment & Supplies—1.5%
Abbott Laboratories	47,400	5,599,362
ABIOMED, Inc. (a)	1,212	394,530

Health Care Equipment & Supplies—(Continued)
Alcon, Inc.	31,182	2,526,042
Align Technology, Inc. (a)	1,969	1,310,232
Ambu A/S - Class B	10,451	308,703
Asahi Intecc Co., Ltd.	13,015	357,072
Baxter International, Inc.	13,360	1,074,545
Becton Dickinson & Co.	7,677	1,887,160
BioMerieux	2,568	291,652
Boston Scientific Corp. (a)	38,070	1,651,857
Carl Zeiss Meditec AG	2,498	480,185
Cochlear, Ltd.	4,103	648,037
Coloplast A/S - Class B	7,413	1,161,907
Cooper Cos., Inc. (The)	1,316	543,916
Danaher Corp.	16,990	5,172,436
Demant A/S (a)	6,758	340,337
Dentsply Sirona, Inc.	5,837	338,838
DexCom, Inc. (a)	2,588	1,415,274
DiaSorin S.p.A.	1,563	328,040
Edwards Lifesciences Corp. (a)	16,660	1,886,079
Fisher & Paykel Healthcare Corp., Ltd.	35,966	790,825
GN Store Nord AS	7,990	544,526
Hologic, Inc. (a)	6,773	499,915
Hoya Corp.	23,266	3,638,754
IDEXX Laboratories, Inc. (a)	2,281	1,418,554
Intuitive Surgical, Inc. (a)	3,180	3,161,397
Koninklijke Philips NV	56,852	2,519,845
Medtronic plc	35,929	4,503,700
Olympus Corp.	72,716	1,596,935
ResMed, Inc.	3,893	1,026,000
Siemens Healthineers AG (144A)	16,770	1,091,226
Smith & Nephew plc	54,735	939,996
Sonova Holding AG	3,439	1,297,015
STERIS plc	2,666	544,610
Straumann Holding AG	646	1,156,021
Stryker Corp. (b)	8,970	2,365,568
Sysmex Corp.	10,454	1,291,395
Teleflex, Inc. (b)	1,255	472,570
Terumo Corp.	40,286	1,894,026
West Pharmaceutical Services, Inc.	1,976	838,891
Zimmer Biomet Holdings, Inc.	5,575	815,957

		60,123,930

Health Care Providers & Services—0.8%
AmerisourceBergen Corp.	3,995	477,203
Amplifon S.p.A.	7,770	370,276
Anthem, Inc.	6,520	2,430,656
Cardinal Health, Inc.	7,750	383,315
Centene Corp. (a)	15,587	971,226
Chartwell Retirement Residences	22,150	210,903
Cigna Corp.	9,096	1,820,655
CVS Health Corp.	35,279	2,993,776
DaVita, Inc. (a)	1,790	208,105
Fresenius Medical Care AG & Co. KGaA	12,793	901,544
Fresenius SE & Co. KGaA	26,094	1,254,581
HCA Healthcare, Inc.	6,589	1,599,282
Henry Schein, Inc. (a)	3,726	283,772
Humana, Inc.	3,440	1,338,676

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Laboratory Corp. of America Holdings (a)	2,585	$727,523
McKesson Corp.	4,135	824,436
Medipal Holdings Corp.	11,209	211,441
NMC Health plc (a) (c) (d)	8,180	0
Onxeo S.A.	3,239	375,118
Quest Diagnostics, Inc.	3,265	474,437
Ramsay Health Care, Ltd.	11,426	574,760
Ryman Healthcare, Ltd.	26,521	274,364
Sonic Healthcare, Ltd.	28,327	831,674
UnitedHealth Group, Inc.	25,220	9,854,463
Universal Health Services, Inc. - Class B	2,020	279,507

		29,671,693

Health Care Technology—0.1%
Cerner Corp.	7,900	557,108
M3, Inc.	27,532	1,965,498

		2,522,606

Hotels, Restaurants & Leisure—0.9%
Accor S.A. (a)	10,602	375,313
Aristocrat Leisure, Ltd.	35,731	1,196,075
Booking Holdings, Inc. (a)	1,105	2,623,126
Caesars Entertainment, Inc. (a)	5,705	640,557
Carnival Corp. (a)	21,350	533,964
Chipotle Mexican Grill, Inc. (a)	755	1,372,228
Compass Group plc (a)	111,319	2,277,621
Crown Resorts, Ltd. (a)	22,763	157,443
Darden Restaurants, Inc.	3,475	526,358
Domino’s Pizza Enterprises, Ltd.	3,779	435,696
Domino’s Pizza, Inc.	983	468,852
Entain plc (a)	36,520	1,045,420
Evolution AB (144A)	10,600	1,611,290
Expedia Group, Inc. (a)	3,885	636,752
Flutter Entertainment plc (a)	10,386	2,053,227
Galaxy Entertainment Group, Ltd. (a)	135,555	683,949
Genting Singapore, Ltd.	369,600	194,676
Hilton Worldwide Holdings, Inc. (a)	7,448	983,955
InterContinental Hotels Group plc (a)	11,398	730,875
La Francaise des Jeux SAEM (144A)	5,959	306,532
Las Vegas Sands Corp. (a)	9,192	336,427
Marriott International, Inc. - Class A (a)	7,307	1,082,094
McDonald’s Corp.	19,970	4,814,967
McDonald’s Holdings Co. Japan, Ltd. (b)	4,978	234,964
Melco Resorts & Entertainment, Ltd. (ADR) (a)	13,114	134,287
MGM Resorts International	10,694	461,446
Norwegian Cruise Line Holdings, Ltd. (a) (b)	9,887	264,082
Oriental Land Co., Ltd.	12,482	2,021,458
Pandox AB (a)	9,086	143,826
Penn National Gaming, Inc. (a) (b)	4,192	303,752
Royal Caribbean Cruises, Ltd. (a)	5,984	532,277
Sands China, Ltd. (a)	151,454	310,382
SJM Holdings, Ltd. (a)	121,238	82,028
Sodexo S.A. (a)	5,521	483,441
Starbucks Corp.	31,526	3,477,633
Tabcorp Holdings, Ltd.	138,356	489,705
Whitbread plc (a)	12,595	560,169

Hotels, Restaurants & Leisure—(Continued)
Wynn Macau, Ltd. (a)	95,297	79,597
Wynn Resorts, Ltd. (a)	2,810	238,148
Yum! Brands, Inc.	7,900	966,249

		35,870,841

Household Durables—0.5%
Barratt Developments plc	63,546	560,760
Berkeley Group Holdings plc	7,074	414,370
Casio Computer Co., Ltd. (b)	11,873	196,873
DR Horton, Inc.	8,710	731,379
Electrolux AB - Series B (b)	14,074	325,003
Garmin, Ltd.	4,060	631,168
Husqvarna AB - B Shares	26,096	311,324
Iida Group Holdings Co., Ltd. (b)	9,186	236,433
Leggett & Platt, Inc. (b)	3,560	159,630
Lennar Corp. - Class A	7,345	688,079
Mohawk Industries, Inc. (a)	1,490	264,326
Newell Brands, Inc. (b)	10,115	223,946
NVR, Inc. (a)	90	431,467
Panasonic Corp.	137,798	1,710,369
Persimmon plc	19,911	709,509
PulteGroup, Inc.	6,930	318,226
Rinnai Corp.	2,251	246,686
SEB S.A.	1,727	243,513
Sekisui Chemical Co., Ltd.	23,788	409,560
Sekisui House, Ltd.	38,453	808,054
Sharp Corp. (b)	13,365	169,202
Sony Group Corp.	78,694	8,763,476
Taylor Wimpey plc	227,495	469,842
Whirlpool Corp. (b)	1,670	340,446

		19,363,641

Household Products—0.5%
Church & Dwight Co., Inc. (b)	6,562	541,824
Clorox Co. (The)	3,275	542,373
Colgate-Palmolive Co.	22,550	1,704,329
Essity AB - Class B	37,977	1,178,746
Henkel AG & Co. KGaA	6,484	559,453
Kimberly-Clark Corp. (b)	9,005	1,192,622
Lion Corp.	13,999	226,471
Pigeon Corp.	7,063	164,484
Procter & Gamble Co. (The) (e)	64,906	9,073,859
Reckitt Benckiser Group plc	44,479	3,481,344
Unicharm Corp.	25,182	1,116,870

		19,782,375

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	17,815	406,716
EDP Renovaveis S.A.	17,982	442,853
Meridian Energy, Ltd.	79,956	271,123
Uniper SE	5,709	238,299

		1,358,991

Industrial Conglomerates—0.7%
3M Co.	15,465	2,712,870

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
CK Hutchison Holdings, Ltd.	168,448	$1,117,033
DCC plc	6,150	509,030
General Electric Co.	29,347	3,023,570
Hitachi, Ltd.	60,398	3,581,227
Honeywell International, Inc.	18,460	3,918,689
Investment AB Latour - B Shares	9,238	285,835
Jardine Matheson Holdings, Ltd.	13,462	707,977
Keppel Corp., Ltd.	90,886	345,384
Melrose Industries plc	272,853	631,384
Roper Technologies, Inc.	2,820	1,258,086
Siemens AG	47,738	7,847,025
Smiths Group plc	24,734	474,125
Toshiba Corp. (b)	25,569	1,072,207

		27,484,442

Insurance—1.8%
Admiral Group plc	12,034	502,223
Aegon NV	111,661	573,264
Aflac, Inc.	16,500	860,145
Ageas SA	10,926	540,729
AIA Group, Ltd.	754,761	8,690,424
Allianz SE	25,729	5,803,014
Allstate Corp. (The)	7,905	1,006,386
American International Group, Inc.	22,861	1,254,840
Aon plc - Class A	6,040	1,726,051
Arthur J. Gallagher & Co.	5,522	820,845
Assicurazioni Generali S.p.A.	68,845	1,464,667
Assurant, Inc.	1,565	246,879
Aviva plc	245,161	1,304,853
AXA S.A.	120,731	3,358,735
Baloise Holding AG	2,893	441,108
Brown & Brown, Inc.	6,247	346,396
Chubb, Ltd.	11,727	2,034,400
Cincinnati Financial Corp. (b)	4,000	456,880
CNP Assurances	10,491	166,423
Dai-ichi Life Holdings, Inc.	63,585	1,384,501
Direct Line Insurance Group plc	85,152	332,228
Everest Re Group, Ltd.	1,068	267,833
Gjensidige Forsikring ASA	12,480	276,376
Globe Life, Inc.	2,495	222,130
Hannover Rueck SE	3,763	659,067
Hartford Financial Services Group, Inc. (The)	9,280	651,920
Insurance Australia Group, Ltd.	153,829	542,103
Japan Post Holdings Co., Ltd.	98,284	827,214
Japan Post Insurance Co., Ltd.	14,043	254,154
Legal & General Group plc	372,381	1,406,214
Lincoln National Corp.	4,720	324,500
Loews Corp.	5,430	292,840
Marsh & McLennan Cos., Inc.	13,540	2,050,362
Medibank Private, Ltd.	171,858	444,347
MetLife, Inc. (f)	19,475	1,202,192
MS&AD Insurance Group Holdings, Inc.	27,775	926,747
Muenchener Rueckversicherungs-Gesellschaft AG	8,743	2,396,413
NN Group NV	17,518	914,222
Phoenix Group Holdings plc	37,413	323,522
Poste Italiane S.p.A. (144A)	32,602	448,698

Insurance—(Continued)
Principal Financial Group, Inc.	6,665	429,226
Progressive Corp. (The)	15,645	1,414,152
Prudential Financial, Inc.	10,340	1,087,768
Prudential plc	162,841	3,161,178
QBE Insurance Group, Ltd.	92,054	767,963
Sampo Oyj - A Shares	31,122	1,544,281
SCOR SE	9,894	283,573
Sompo Holdings, Inc. (b)	19,802	857,609
Suncorp Group, Ltd.	79,913	717,773
Swiss Life Holding AG	1,998	1,013,161
Swiss Re AG	18,822	1,603,295
T&D Holdings, Inc.	33,575	458,556
Tokio Marine Holdings, Inc.	39,426	2,114,320
Travelers Cos., Inc. (The)	6,670	1,013,907
Tryg A/S	22,468	510,425
W.R. Berkley Corp.	3,748	274,279
Willis Towers Watson plc	3,447	801,290
Zurich Insurance Group AG	9,389	3,828,349

		69,626,950

Interactive Media & Services—1.8%
Adevinta ASA (a)	17,097	292,552
Alphabet, Inc. - Class A (a) (e)	8,060	21,548,571
Alphabet, Inc. - Class C (a) (e)	7,536	20,085,776
Auto Trader Group plc	60,291	477,076
Facebook, Inc. - Class A (a)	63,746	21,634,755
Kakaku.com, Inc.	8,212	265,853
Match Group, Inc. (a)	7,397	1,161,255
REA Group, Ltd.	3,309	376,250
Scout24 AG (144A)	6,644	461,179
Seek, Ltd.	20,928	465,884
Twitter, Inc. (a)	21,336	1,288,481
Z Holdings Corp.	165,564	1,062,508

		69,120,140

Internet & Direct Marketing Retail—1.3%
Amazon.com, Inc. (a)	11,655	38,287,141
Delivery Hero SE (144A) (a)	9,799	1,254,812
eBay, Inc.	17,375	1,210,516
Etsy, Inc. (a)(b)	3,382	703,321
HelloFresh SE (a)	10,307	954,225
Just Eat Takeaway.com NV (144A) (a)	11,226	818,043
Mercari, Inc. (a)	6,377	351,064
Prosus NV	58,160	4,580,577
Rakuten Group, Inc.	54,033	522,864
Zalando SE (144A) (a)	13,268	1,219,245
ZOZO, Inc.	7,779	291,280

		50,193,088

IT Services—1.7%
Accenture plc - Class A	16,955	5,424,244
Adyen NV (144A) (a)	1,231	3,422,870
Afterpay, Ltd. (a)	13,541	1,171,447
Akamai Technologies, Inc. (a)	4,350	454,967
Amadeus IT Group S.A. (a)	28,112	1,846,748

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Atos SE	6,177	$328,900
Automatic Data Processing, Inc.	11,315	2,262,095
Bechtle AG	5,112	350,714
Broadridge Financial Solutions, Inc.	3,098	516,251
Capgemini SE	10,006	2,080,949
Cognizant Technology Solutions Corp. - Class A (b)	14,050	1,042,651
Computershare, Ltd.	33,829	442,717
DXC Technology Co. (a)	6,728	226,128
Edenred	15,387	828,755
Fidelity National Information Services, Inc.	16,517	2,009,789
Fiserv, Inc. (a)	15,932	1,728,622
FleetCor Technologies, Inc. (a)	2,203	575,578
Fujitsu, Ltd.	12,272	2,228,725
Gartner, Inc. (a)	2,239	680,387
Global Payments, Inc.	7,853	1,237,476
GMO Payment Gateway, Inc.	2,576	326,367
International Business Machines Corp.	23,964	3,329,319
Itochu Techno-Solutions Corp.	5,867	191,538
Jack Henry & Associates, Inc.	1,986	325,823
MasterCard, Inc. - Class A	23,300	8,100,944
NEC Corp.	15,323	831,814
Nexi S.p.A. (144A) (a) (b)	27,422	511,605
Nomura Research Institute, Ltd.	21,992	810,505
NTT Data Corp.	39,384	763,041
Obic Co., Ltd.	4,351	832,552
Otsuka Corp.	7,114	365,732
Paychex, Inc.	8,555	962,010
PayPal Holdings, Inc. (a)	31,425	8,177,099
SCSK Corp.	9,549	201,928
TIS, Inc.	13,969	381,805
VeriSign, Inc. (a)	2,605	534,051
Visa, Inc. - Class A	45,130	10,052,707
Western Union Co. (The) (b)	10,860	219,589
Wix.com, Ltd. (a)	3,472	680,408
Worldline S.A. (144A) (a)	14,826	1,131,167

		67,590,017

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	12,468	936,284
Hasbro, Inc.	3,455	308,255
Shimano, Inc.	4,629	1,348,520
Yamaha Corp. (b)	8,285	520,863

		3,113,922

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	8,115	1,278,356
Bio-Rad Laboratories, Inc. - Class A (a)	575	428,921
Bio-Techne Corp.	1,040	503,953
Charles River Laboratories International, Inc. (a)	1,349	556,692
Eurofins Scientific SE	8,332	1,068,470
Illumina, Inc. (a)	3,929	1,593,642
IQVIA Holdings, Inc. (a)	5,121	1,226,684
Lonza Group AG	4,647	3,481,490
Mettler-Toledo International, Inc. (a)	619	852,586
PerkinElmer, Inc. (b)	2,990	518,137
QIAGEN NV (a)	14,404	748,929

Life Sciences Tools & Services—(Continued)
Sartorius Stedim Biotech	1,726	963,423
Thermo Fisher Scientific, Inc.	10,520	6,010,392
Waters Corp. (a)	1,640	585,972

		19,817,647

Machinery—1.2%
Alfa Laval AB	19,631	731,494
Alstom S.A.	17,373	659,157
Atlas Copco AB - A Shares	41,904	2,541,909
Atlas Copco AB - B Shares	24,350	1,244,762
Caterpillar, Inc.	14,635	2,809,481
CNH Industrial NV	63,857	1,081,242
Cummins, Inc.	3,835	861,188
Daifuku Co., Ltd.	6,320	594,286
Deere & Co.	7,595	2,544,857
Dover Corp.	3,840	597,120
Epiroc AB - B Shares	24,335	429,967
Epiroc AB - A Shares	41,124	847,662
FANUC Corp.	11,971	2,620,614
Fortive Corp.	9,580	676,061
GEA Group AG	9,573	438,716
Harmonic Drive Systems, Inc.	2,704	130,407
Hino Motors, Ltd.	17,559	164,709
Hitachi Construction Machinery Co., Ltd. (b)	6,574	186,222
Hoshizaki Corp.	3,389	308,574
IDEX Corp. (b)	2,031	420,315
Illinois Tool Works, Inc.	7,660	1,582,786
Ingersoll Rand, Inc. (a)	10,831	545,991
KION Group AG	4,503	421,375
Knorr-Bremse AG	4,527	485,790
Komatsu, Ltd.	54,640	1,313,850
Kone Oyj - Class B	21,210	1,487,278
Kubota Corp.	64,106	1,367,586
Kurita Water Industries, Ltd.	6,163	297,755
Makita Corp.	13,979	762,856
MINEBEA MITSUMI, Inc.	22,653	578,428
MISUMI Group, Inc.	17,729	753,380
Mitsubishi Heavy Industries, Ltd.	19,999	539,944
Miura Co., Ltd.	5,472	219,541
Nabtesco Corp.	7,027	266,189
NGK Insulators, Ltd.	16,085	273,152
NSK, Ltd. (b)	24,080	163,426
Otis Worldwide Corp.	11,406	938,486
PACCAR, Inc.	9,275	731,983
Parker-Hannifin Corp.	3,455	966,087
Pentair plc	4,433	321,969
Rational AG	321	302,684
Sandvik AB	70,449	1,607,796
Schindler Holding AG	1,266	325,487
Schindler Holding AG (Participation Certificate)	2,541	679,943
SKF AB - B Shares	23,814	560,458
SMC Corp.	3,574	2,235,994
Snap-on, Inc.	1,440	300,888
Spirax-Sarco Engineering plc	4,601	924,657
Stanley Black & Decker, Inc.	4,350	762,598
Techtronic Industries Co., Ltd.	85,780	1,681,584

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
THK Co., Ltd.	7,363	$162,337
Volvo AB - A Shares	12,495	283,269
Volvo AB - B Shares	89,212	2,004,355
Wartsila Oyj Abp	29,540	353,742
Westinghouse Air Brake Technologies Corp.	5,047	435,102
Xylem, Inc.	4,810	594,901
Yaskawa Electric Corp.	14,978	720,513

		47,842,903

Marine—0.1%
AP Moller - Maersk A/S - Class A	199	509,185
AP Moller - Maersk A/S - Class B	383	1,036,003
Kuehne & Nagel International AG	3,370	1,145,117
Nippon Yusen KK (b)	10,081	758,277
SITC International Holdings Co., Ltd.	86,000	306,604

		3,755,186

Media—0.4%
Charter Communications, Inc. - Class A (a) (b)	3,397	2,471,521
Comcast Corp. - Class A	122,474	6,849,971
CyberAgent, Inc. (b)	25,036	484,874
Dentsu Group, Inc.	13,498	519,287
Discovery, Inc. - Class A (a) (b)	4,520	114,718
Discovery, Inc. - Class C (a)	8,115	196,951
DISH Network Corp. - Class A (a)	6,649	288,966
Fox Corp. - Class A	8,639	346,510
Fox Corp. - Class B	3,961	147,032
Hakuhodo DY Holdings, Inc.	14,579	251,519
Informa plc (a)	93,738	686,866
Interpublic Group of Cos., Inc. (The) (b)	10,525	385,952
News Corp. - Class A	10,461	246,147
News Corp. - Class B	3,256	75,637
Omnicom Group, Inc.	5,725	414,834
Pearson plc	47,032	449,689
Publicis Groupe S.A.	13,914	937,020
Schibsted ASA - B Shares	5,990	253,417
Schibsted ASA - Class A	4,534	215,468
ViacomCBS, Inc. - Class B	16,198	639,983
Vivendi SE (b)	44,405	560,096
WPP plc	76,464	1,027,460

		17,563,918

Metals & Mining—0.8%
Anglo American plc	80,809	2,787,496
Antofagasta plc	24,608	442,111
ArcelorMittal S.A.	44,732	1,349,730
BHP Group plc	131,799	3,284,864
BHP Group, Ltd.	183,830	4,940,857
BlueScope Steel, Ltd.	31,437	456,074
Boliden AB	17,067	549,048
Evolution Mining, Ltd.	106,626	270,203
Evraz plc	31,819	253,878
Fortescue Metals Group, Ltd.	105,675	1,114,400
Freeport-McMoRan, Inc.	39,250	1,276,802
Glencore plc	623,608	2,945,029

Metals & Mining—(Continued)
Hitachi Metals, Ltd. (a)	13,382	259,290
JFE Holdings, Inc. (b)	30,674	457,695
Newcrest Mining, Ltd.	50,955	835,375
Newmont Corp.	21,361	1,159,902
Nippon Steel Corp.	53,372	955,185
Norsk Hydro ASA	83,922	626,252
Northern Star Resources, Ltd.	68,972	424,849
Nucor Corp.	7,850	773,146
Rio Tinto plc	70,034	4,624,076
Rio Tinto, Ltd.	23,165	1,646,106
South32, Ltd.	296,209	751,858
Sumitomo Metal Mining Co., Ltd.	15,425	556,651
voestalpine AG	7,242	266,176

		33,007,053

Multi-Utilities—0.4%
AGL Energy, Ltd.	38,879	160,911
Ameren Corp.	6,870	556,470
CenterPoint Energy, Inc.	15,850	389,910
CMS Energy Corp.	7,745	462,609
Consolidated Edison, Inc.	9,445	685,612
Dominion Energy, Inc.	21,611	1,578,035
DTE Energy Co.	5,180	578,658
E.ON SE	140,102	1,714,073
Engie S.A.	113,976	1,495,878
National Grid plc	221,479	2,634,559
NiSource, Inc.	10,490	254,173
Public Service Enterprise Group, Inc.	13,510	822,759
RWE AG	40,088	1,417,165
Sempra Energy	8,530	1,079,045
Suez S.A.	21,566	491,796
Veolia Environnement S.A. (b)	33,629	1,029,138
WEC Energy Group, Inc.	8,429	743,438

		16,094,229

Multiline Retail—0.2%
Dollar General Corp.	6,310	1,338,603
Dollar Tree, Inc. (a)	6,193	592,794
Next plc	8,296	909,792
Pan Pacific International Holdings Corp.	25,720	533,056
Ryohin Keikaku Co., Ltd.	15,769	350,831
Target Corp.	13,230	3,026,627
Wesfarmers, Ltd.	70,755	2,847,352

		9,599,055

Oil, Gas & Consumable Fuels—1.6%
Ampol, Ltd.	14,870	298,406
APA Corp.	10,105	216,550
BP plc	1,269,728	5,751,928
Cabot Oil & Gas Corp. (b)	10,680	232,397
Chevron Corp. (e)	51,705	5,245,442
ConocoPhillips	35,805	2,426,505
Devon Energy Corp.	16,830	597,633
Diamondback Energy, Inc.	4,550	430,748
ENEOS Holdings, Inc. (b)	191,500	781,981

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Eni S.p.A.	157,500	$2,096,995
EOG Resources, Inc.	15,610	1,253,015
Equinor ASA	60,986	1,554,129
Exxon Mobil Corp. (e)	113,198	6,658,306
Galp Energia SGPS S.A.	31,280	354,244
Hess Corp.	7,360	574,890
Idemitsu Kosan Co., Ltd. (b)	13,011	343,484
Inpex Corp.	63,877	499,914
Kinder Morgan, Inc.	52,120	871,968
Koninklijke Vopak NV	4,297	168,922
Lundin Energy AB	12,489	463,612
Marathon Oil Corp.	21,080	288,164
Marathon Petroleum Corp.	17,057	1,054,293
Neste Oyj	26,400	1,489,987
Occidental Petroleum Corp.	23,715	701,490
Oil Search, Ltd.	123,180	389,924
OMV AG	9,190	552,222
ONEOK, Inc.	11,917	691,067
Phillips 66	11,710	820,051
Pioneer Natural Resources Co. (b)	6,065	1,009,883
Repsol S.A.	92,935	1,207,084
Royal Dutch Shell plc - A Shares	255,929	5,653,960
Royal Dutch Shell plc - B Shares	231,277	5,123,785
Santos, Ltd.	116,990	603,174
TotalEnergies SE	154,696	7,412,890
Valero Energy Corp. (b)	10,925	770,977
Washington H Soul Pattinson & Co., Ltd.	6,584	185,807
Williams Cos., Inc. (The)	32,481	842,557
Woodside Petroleum, Ltd.	60,045	1,033,242

		60,651,626

Paper & Forest Products—0.1%
Mondi plc	30,300	740,606
Oji Holdings Corp.	50,640	255,528
Stora Enso Oyj - R Shares	36,302	602,765
Svenska Cellulosa AB SCA - Class B	37,807	584,222
UPM-Kymmene Oyj	33,306	1,176,777

		3,359,898

Personal Products—0.6%
Beiersdorf AG	6,290	680,038
Estee Lauder Cos., Inc. (The) - Class A	6,200	1,859,566
Kao Corp.	30,078	1,792,106
Kobayashi Pharmaceutical Co., Ltd.	3,328	263,563
Kose Corp.	2,068	247,873
L’Oreal S.A.	15,722	6,488,819
Pola Orbis Holdings, Inc.	5,602	129,215
Shiseido Co., Ltd.	24,961	1,682,287
Unilever plc	164,072	8,869,409

		22,012,876

Pharmaceuticals—3.1%
Astellas Pharma, Inc.	116,181	1,915,668
AstraZeneca plc	96,565	11,624,939
Bayer AG	61,306	3,343,745

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.	59,415	3,515,586
Catalent, Inc. (a)	4,549	605,335
Chugai Pharmaceutical Co., Ltd.	41,911	1,535,301
Daiichi Sankyo Co., Ltd.	106,186	2,832,811
Eisai Co., Ltd.	14,805	1,114,896
Eli Lilly and Co.	21,230	4,905,192
GlaxoSmithKline plc	313,951	5,925,986
Hikma Pharmaceuticals plc	10,787	354,874
Hisamitsu Pharmaceutical Co., Inc.	3,123	118,463
Ipsen S.A.	2,358	225,111
Johnson & Johnson (e)	70,390	11,367,985
Kyowa Kirin Co., Ltd.	16,848	607,551
Merck & Co., Inc. (e)	67,685	5,083,820
Merck KGaA	8,065	1,753,806
Nippon Shinyaku Co., Ltd.	3,068	255,596
Novartis AG	138,556	11,367,163
Novo Nordisk A/S - Class B	107,454	10,335,471
Ono Pharmaceutical Co., Ltd.	23,079	526,372
Organon & Co.	6,773	222,087
Orion Oyj - Class B	6,537	258,742
Otsuka Holdings Co., Ltd.	24,367	1,038,734
Pfizer, Inc.	149,926	6,448,317
Recordati Industria Chimica e Farmaceutica S.p.A.	6,484	377,159
Roche Holding AG	1,997	819,919
Roche Holding AG	43,842	15,998,108
Sanofi	70,707	6,806,580
Santen Pharmaceutical Co., Ltd.	22,481	317,239
Shionogi & Co., Ltd.	16,527	1,132,190
Sumitomo Dainippon Pharma Co., Ltd. (b)	10,944	195,535
Taisho Pharmaceutical Holdings Co., Ltd.	2,081	121,672
Takeda Pharmaceutical Co., Ltd.	98,371	3,260,781
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	68,425	666,460
UCB S.A.	7,889	877,770
Viatris, Inc.	32,337	438,166
Vifor Pharma AG	3,042	393,878
Zoetis, Inc.	12,670	2,459,754

		121,148,762

Professional Services—0.6%
Adecco Group AG	9,670	484,282
Bureau Veritas S.A.	18,342	562,949
Equifax, Inc.	3,255	824,882
Experian plc	57,243	2,377,922
IHS Markit, Ltd.	10,650	1,242,003
Intertek Group plc	10,071	672,339
Jacobs Engineering Group, Inc.	3,480	461,204
Leidos Holdings, Inc.	3,777	363,083
Nielsen Holdings plc	9,593	184,090
Nihon M&A Center, Inc.	18,895	556,789
Persol Holdings Co., Ltd.	10,850	271,870
Randstad NV (b)	7,461	498,622
Recruit Holdings Co., Ltd.	84,666	5,162,535
RELX plc	120,587	3,475,010
Robert Half International, Inc.	2,990	299,987
SGS S.A.	378	1,099,134
Teleperformance SE	3,665	1,442,018

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Verisk Analytics, Inc.	4,311	$863,364
Wolters Kluwer NV	16,757	1,771,263

		22,613,346

Real Estate Management & Development—1.3%
ADLER Group S.A. (144A)	9,388	158,865
Aeon Mall Co., Ltd.	12,231	188,549
Allreal Holding AG	1,482	292,578
Amot Investments, Ltd.	15,200	107,202
Aroundtown S.A.	186,246	1,286,699
Atrium Ljungberg AB - B Shares	4,600	96,188
Azrieli Group, Ltd.	6,393	574,847
CA Immobilien Anlagen AG	4,275	180,233
Capitaland Investment, Ltd. (a)	438,660	1,098,427
Castellum AB (b)	21,320	519,041
Catena AB	2,800	150,465
CBRE Group, Inc. - Class A (a)	8,975	873,806
Cibus Nordic Real Estate AB	4,050	95,785
City Developments, Ltd.	73,880	372,850
Citycon Oyj (b)	7,910	63,262
CK Asset Holdings, Ltd.	353,698	2,032,770
CLS Holdings plc	16,100	47,614
Corem Property Group AB - B Shares	73,908	195,425
Daito Trust Construction Co., Ltd. (b)	4,052	473,084
Daiwa House Industry Co., Ltd.	35,339	1,180,202
Deutsche Euroshop AG	5,250	107,227
Deutsche Wohnen SE	46,212	2,832,889
Dios Fastigheter AB	8,622	83,590
Entra ASA (144A)	9,168	195,659
ESR Cayman, Ltd. (144A) (a)	124,113	374,672
Fabege AB	26,600	402,054
Fastighets AB Balder - B Shares (a)	16,962	1,017,387
Grainger plc	75,193	307,507
Grand City Properties S.A.	10,200	254,438
Hang Lung Properties, Ltd.	335,509	762,674
Helical plc	10,404	61,450
Henderson Land Development Co., Ltd.	224,735	853,111
Hiag Immobilien Holding AG	300	32,142
Hongkong Land Holdings, Ltd.	192,507	921,321
Hufvudstaden AB - A Shares	11,050	164,855
Hulic Co., Ltd.	54,303	605,400
Hysan Development Co., Ltd.	63,139	205,477
Intershop Holding AG	150	93,398
K-Fast Holding AB (a)	6,350	52,619
Kennedy-Wilson Holdings, Inc.	12,277	256,835
Kojamo Oyj	20,105	415,357
Kungsleden AB	19,406	254,810
LEG Immobilien SE	11,931	1,688,020
Lend Lease Corp., Ltd.	42,954	333,418
Lifestyle Communities, Ltd.	9,700	153,151
Mitsubishi Estate Co., Ltd.	191,418	3,048,355
Mitsui Fudosan Co., Ltd.	152,249	3,626,556
Mobimo Holding AG	676	224,703
New World Development Co., Ltd.	241,923	981,656
Nomura Real Estate Holdings, Inc.	18,642	485,816
Nyfosa AB	18,724	263,660

Real Estate Management & Development—(Continued)
Peach Property Group AG	900	59,095
Phoenix Spree Deutschland, Ltd.	8,277	42,637
Platzer Fastigheter Holding AB - Class B	5,550	82,977
PSP Swiss Property AG	4,459	536,426
Sagax AB - Class B	17,700	549,851
Samhallsbyggnadsbolaget i Norden AB	102,656	566,094
Shurgard Self Storage S.A.	2,550	140,011
Sino Land Co., Ltd.	563,980	758,805
Sirius Real Estate, Ltd.	99,952	176,086
Sumitomo Realty & Development Co., Ltd.	60,073	2,192,077
Sun Hung Kai Properties, Ltd.	228,135	2,835,116
Swire Pacific, Ltd. - Class A	30,430	180,364
Swire Properties, Ltd.	180,320	451,178
Swiss Prime Site AG	12,514	1,218,685
TAG Immobilien AG	13,000	380,983
TLG Immobilien AG	717	21,834
Tokyo Tatemono Co., Ltd.	20,449	323,904
Tricon Capital Group, Inc. (b)	20,800	277,530
UOL Group, Ltd.	79,209	398,175
Vonovia SE	92,984	5,589,559
Wallenstam AB - B Shares	17,200	253,707
Wharf Real Estate Investment Co., Ltd.	273,634	1,413,678
Wihlborgs Fastigheter AB	13,650	271,827

		49,768,698

Road & Rail—0.4%
Aurizon Holdings, Ltd.	115,337	314,132
Central Japan Railway Co. (b)	8,998	1,438,161
CSX Corp.	60,280	1,792,727
East Japan Railway Co.	18,867	1,323,433
Hankyu Hanshin Holdings, Inc.	14,129	445,787
J.B. Hunt Transport Services, Inc.	2,246	375,576
Kansas City Southern	2,430	657,655
Keio Corp. (b)	6,353	340,118
Keisei Electric Railway Co., Ltd.	7,903	262,148
Kintetsu Group Holdings Co., Ltd. (a)	10,595	357,609
MTR Corp., Ltd.	94,120	505,303
Nippon Express Co., Ltd.	4,792	330,157
Norfolk Southern Corp.	6,600	1,579,050
Odakyu Electric Railway Co., Ltd.	18,396	426,147
Old Dominion Freight Line, Inc.	2,503	715,808
Tobu Railway Co., Ltd.	11,783	317,743
Tokyu Corp. (b)	31,195	464,537
Union Pacific Corp.	17,440	3,418,415
West Japan Railway Co.	10,148	505,344

		15,569,850

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc. (a)	32,428	3,336,841
Advantest Corp.	12,453	1,115,687
Analog Devices, Inc.	15,428	2,583,881
Applied Materials, Inc.	24,440	3,146,161
ASM International NV	2,952	1,152,578
ASML Holding NV	26,178	19,310,785
Broadcom, Inc.	10,969	5,319,197
Disco Corp.	1,799	503,573

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Enphase Energy, Inc. (a)	3,590	$538,392
Infineon Technologies AG	81,493	3,350,108
Intel Corp. (e)	108,480	5,779,814
KLA Corp.	4,090	1,368,146
Lam Research Corp.	3,817	2,172,446
Lasertec Corp.	4,707	1,069,188
Microchip Technology, Inc.	7,320	1,123,547
Micron Technology, Inc.	30,100	2,136,498
Monolithic Power Systems, Inc.	1,156	560,290
NVIDIA Corp.	66,640	13,805,142
NXP Semiconductors NV	7,085	1,387,739
Qorvo, Inc. (a)	2,963	495,384
QUALCOMM, Inc.	30,158	3,889,779
Renesas Electronics Corp. (a)	54,048	666,885
Rohm Co., Ltd.	5,463	514,647
Skyworks Solutions, Inc.	4,411	726,845
STMicroelectronics NV	42,616	1,857,951
SUMCO Corp.	17,262	346,582
Teradyne, Inc.	4,406	481,003
Texas Instruments, Inc.	24,680	4,743,743
Tokyo Electron, Ltd.	9,320	4,108,279
Xilinx, Inc.	6,610	998,044

		88,589,155

Software—2.8%
Adobe, Inc. (a)	12,740	7,334,673
ANSYS, Inc. (a)	2,337	795,632
Autodesk, Inc. (a)	5,885	1,678,225
AVEVA Group plc	7,174	346,476
Cadence Design Systems, Inc. (a)	7,396	1,120,050
Ceridian HCM Holding, Inc. (a)	3,602	405,657
Check Point Software Technologies, Ltd. (a) (b)	6,999	791,167
Citrix Systems, Inc.	3,320	356,468
CyberArk Software, Ltd. (a)	2,412	380,662
Dassault Systemes SE	41,225	2,161,291
Fortinet, Inc. (a)	3,622	1,057,769
Intuit, Inc.	7,305	3,941,121
Microsoft Corp. (e)	200,957	56,653,797
Nemetschek SE	3,595	377,849
Nice, Ltd. (a)	3,915	1,107,477
NortonLifeLock, Inc. (b)	15,540	393,162
Oracle Corp. (e)	44,041	3,837,292
Oracle Corp. Japan	2,396	210,815
Paycom Software, Inc. (a)	1,290	639,517
PTC, Inc. (a)	2,820	337,808
Sage Group plc (The)	68,406	652,893
Salesforce.com, Inc. (a)	25,976	7,045,211
SAP SE	65,163	8,827,869
ServiceNow, Inc. (a)	5,304	3,300,520
Sinch AB (144A) (a)	28,400	547,279
Synopsys, Inc. (a)	4,082	1,222,192
TeamViewer AG (144A) (a)	10,037	295,957
Temenos AG	4,168	566,047
Trend Micro, Inc.	8,251	460,291
Tyler Technologies, Inc. (a)	1,095	502,222
WiseTech Global, Ltd.	8,904	343,053

Software—(Continued)
Xero, Ltd. (a)	8,240	821,166

		108,511,608

Specialty Retail—0.8%
ABC-Mart, Inc.	2,017	114,194
Advance Auto Parts, Inc.	1,750	365,557
AutoZone, Inc. (a)	585	993,324
Bath & Body Works, Inc.	7,070	445,622
Best Buy Co., Inc.	6,025	636,903
CarMax, Inc. (a)	4,350	556,626
Chow Tai Fook Jewellery Group, Ltd.	124,806	237,607
Fast Retailing Co., Ltd.	3,641	2,683,508
Gap, Inc. (The)	5,750	130,525
H & M Hennes & Mauritz AB - B Shares (a)	45,575	924,031
Hikari Tsushin, Inc.	1,302	220,165
Home Depot, Inc. (The)	28,430	9,332,432
Industria de Diseno Textil S.A	68,070	2,476,558
JD Sports Fashion plc	32,188	453,172
Kingfisher plc	131,716	595,917
Lowe’s Cos., Inc.	18,900	3,834,054
Nitori Holdings Co., Ltd.	4,999	983,464
O’Reilly Automotive, Inc. (a)	1,845	1,127,406
Ross Stores, Inc.	9,540	1,038,429
TJX Cos., Inc. (The)	32,260	2,128,515
Tractor Supply Co.	3,055	618,974
Ulta Beauty, Inc. (a)	1,469	530,191
USS Co., Ltd.	13,402	229,284
Yamada Holdings Co., Ltd.	42,221	177,708

		30,834,166

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	419,917	59,418,256
Brother Industries, Ltd.	14,727	324,035
Canon, Inc.	62,423	1,535,427
FUJIFILM Holdings Corp.	22,479	1,938,363
Hewlett Packard Enterprise Co. (b)	34,920	497,610
HP, Inc.	32,120	878,803
Logitech International S.A.	10,802	956,667
NetApp, Inc.	5,990	537,662
Ricoh Co., Ltd. (b)	41,836	429,305
Seagate Technology Holdings plc	5,590	461,287
Seiko Epson Corp. (b)	17,456	352,181
Western Digital Corp. (a)	8,194	462,469

		67,792,065

Textiles, Apparel & Luxury Goods—1.0%
Adidas AG	11,882	3,744,099
Burberry Group plc	25,260	615,039
Cie Financiere Richemont S.A. - Class A	32,574	3,358,816
EssilorLuxottica S.A.	17,457	3,338,067
Hanesbrands, Inc. (b)	9,332	160,137
Hermes International	1,977	2,732,365
Kering S.A.	4,681	3,329,249
LVMH Moet Hennessy Louis Vuitton SE	17,325	12,388,485
Moncler S.p.A.	12,091	739,495

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
NIKE, Inc. - Class B	34,170	$4,962,509
Pandora A/S	6,240	756,724
Puma SE	6,118	683,746
PVH Corp. (a)	1,908	196,123
Ralph Lauren Corp.	1,295	143,797
Swatch Group AG (The)	3,215	165,570
Swatch Group AG (The) - Bearer Shares	1,806	473,419
Tapestry, Inc.	7,450	275,799
Under Armour, Inc. - Class A (a)	5,042	101,748
Under Armour, Inc. - Class C (a)	5,566	97,516
VF Corp.	8,710	583,483

		38,846,186

Tobacco—0.4%
Altria Group, Inc.	49,305	2,244,364
British American Tobacco plc	136,009	4,745,272
Imperial Brands plc	59,058	1,232,502
Japan Tobacco, Inc.	74,883	1,470,284
Philip Morris International, Inc. (e)	41,675	3,950,373
Swedish Match AB	101,217	887,684

		14,530,479

Trading Companies & Distributors—0.4%
Ashtead Group plc	28,038	2,126,869
Brenntag SE	9,641	899,336
Bunzl plc	21,030	694,717
Fastenal Co.	15,360	792,730
Ferguson plc	14,044	1,946,819
ITOCHU Corp. (b)	74,176	2,172,727
Marubeni Corp. (b)	97,607	800,852
Mitsubishi Corp.	78,806	2,465,263
Mitsui & Co., Ltd. (b)	96,437	2,092,030
MonotaRO Co., Ltd.	15,498	349,717
Reece, Ltd.	18,140	247,276
Sumitomo Corp.	70,273	982,507
Toyota Tsusho Corp.	13,256	555,537
United Rentals, Inc. (a) (b)	1,940	680,804
WW Grainger, Inc.	1,170	459,880

		17,267,064

Transportation Infrastructure—0.1%
Aena SME S.A. (144A) (a)	4,680	807,258
Aeroports de Paris (a)	1,853	235,203
Atlantia S.p.A. (a)	30,918	584,499
Auckland International Airport, Ltd. (a)	78,113	419,939
Getlink SE	27,457	429,878
Sydney Airport (a)	82,519	490,183
Transurban Group	18,985	192,489
Transurban Group	170,859	1,732,341

		4,891,790

Water Utilities—0.0%
American Water Works Co., Inc.	4,846	819,168

Water Utilities—(Continued)
Severn Trent plc	14,906	521,243
United Utilities Group plc	42,551	553,271

		1,893,682

Wireless Telecommunication Services—0.4%
KDDI Corp. (b)	100,651	3,326,265
SoftBank Corp.	179,239	2,433,575
SoftBank Group Corp.	78,246	4,521,630
T-Mobile U.S., Inc. (a)	15,680	2,003,277
Tele2 AB - B Shares (b)	31,254	461,692
Vodafone Group plc	1,674,543	2,532,981

		15,279,420

Total Common Stocks (Cost $1,374,748,092)		2,211,218,437

U.S. Treasury & Government Agencies—29.4%

Federal Agencies—1.0%
Federal Home Loan Bank
2.500%, 02/13/24 (b)	2,345,000	2,463,824
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	8,925,000	8,983,370
2.750%, 06/19/23	9,954,000	10,381,454
6.250%, 07/15/32 (b)	2,480,000	3,594,213
Federal National Mortgage Association
2.875%, 09/12/23	9,034,000	9,492,101
6.625%, 11/15/30	1,650,000	2,355,745
7.250%, 05/15/30	1,941,000	2,835,238

		40,105,945

U.S. Treasury—28.4%
U.S. Treasury Bonds
1.250%, 05/15/50	3,695,000	3,022,828
1.375%, 08/15/50 (b)	1,588,500	1,340,421
1.625%, 11/15/50 (b)	13,519,300	12,145,718
2.000%, 02/15/50	5,086,000	4,996,598
2.250%, 08/15/46	21,188,000	21,882,404
2.250%, 08/15/49	4,420,000	4,581,606
2.375%, 11/15/49	4,905,000	5,220,568
2.375%, 05/15/51 (b)	4,867,400	5,194,428
2.500%, 02/15/45	5,830,000	6,295,945
2.750%, 08/15/42	5,415,000	6,093,779
2.750%, 08/15/47	2,445,700	2,775,965
2.875%, 05/15/43	5,779,000	6,632,080
2.875%, 08/15/45 (b)	31,698,000	36,549,280
2.875%, 05/15/49	3,925,000	4,591,637
3.000%, 05/15/45	1,395,000	1,641,305
3.000%, 02/15/47	3,410,000	4,040,584
3.000%, 05/15/47	3,783,000	4,487,732
3.000%, 02/15/48	2,120,000	2,520,812
3.000%, 08/15/48 (b)	9,960,600	11,867,899
3.000%, 02/15/49	2,920,500	3,491,138

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.125%, 11/15/41	7,070,000	$8,419,928
3.125%, 02/15/42 (b)	5,645,000	6,734,970
3.125%, 02/15/43	8,504,100	10,133,499
3.625%, 08/15/43	26,548,000	34,075,810
3.750%, 08/15/41	8,025,000	10,402,406
3.750%, 11/15/43	519,000	678,998
4.375%, 05/15/41 (b)	6,938,600	9,718,106
4.500%, 08/15/39	318,000	446,629
5.250%, 11/15/28	4,209,000	5,350,362
5.500%, 08/15/28	5,990,000	7,655,033
6.000%, 02/15/26 (g)	33,774,000	41,228,027
6.125%, 11/15/27 (b)	7,239,000	9,371,394
6.250%, 08/15/23	4,620,000	5,138,667
6.250%, 05/15/30	885,000	1,234,644
6.375%, 08/15/27	2,790,000	3,625,583
6.875%, 08/15/25	2,640,000	3,258,750
U.S. Treasury Notes
0.125%, 11/30/22	8,229,200	8,227,914
0.250%, 06/30/25 (b)	16,917,000	16,615,666
0.250%, 08/31/25	36,380,000	35,636,768
0.250%, 09/30/25	12,283,000	12,019,587
0.375%, 04/30/25	11,960,000	11,827,319
0.375%, 12/31/25	11,832,500	11,594,001
0.375%, 01/31/26	28,823,000	28,203,756
0.500%, 03/31/25	1,014,000	1,008,375
0.500%, 02/28/26 (b)	11,751,600	11,553,292
0.625%, 05/15/30	9,848,000	9,191,723
0.625%, 08/15/30	12,275,200	11,419,293
0.750%, 04/30/26	7,043,200	6,989,000
0.750%, 05/31/26 (b)	21,843,500	21,660,049
0.750%, 08/31/26 (b)	16,775,100	16,595,554
0.875%, 09/30/26	7,040,700	7,002,746
0.875%, 11/15/30 (b)	23,054,500	21,878,360
1.125%, 02/15/31 (b)	16,220,300	15,710,881
1.250%, 08/31/24 (b)	9,254,000	9,453,539
1.500%, 09/30/24 (b)	6,882,000	7,083,352
1.500%, 10/31/24 (b)	8,465,000	8,713,659
1.500%, 11/30/24	17,311,700	17,818,202
1.500%, 08/15/26	2,176,300	2,231,048
1.500%, 02/15/30	6,669,000	6,711,463
1.625%, 11/15/22 (g)	43,104,400	43,831,787
1.625%, 02/15/26 (b)	12,482,100	12,878,992
1.625%, 08/15/29	10,034,000	10,219,786
1.625%, 05/15/31	18,502,700	18,719,529
1.750%, 05/15/23	49,747,800	50,985,665
1.750%, 07/31/24 (b)	6,767,000	7,009,925
1.750%, 11/15/29 (b)	12,100,200	12,434,846
2.000%, 11/30/22	8,542,000	8,727,522
2.000%, 02/15/23	18,095,100	18,549,598
2.000%, 05/31/24 (b)	15,820,000	16,470,103
2.000%, 02/15/25 (b)	24,920,600	26,066,363
2.000%, 08/15/25	17,740,000	18,575,720
2.000%, 11/15/26	12,417,100	13,028,254
2.125%, 12/31/22 (b)	8,530,000	8,739,918

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.125%, 11/30/23 (b)	22,408,000	23,278,061
2.125%, 03/31/24	6,646,000	6,928,715
2.125%, 05/15/25 (b)	47,369,000	49,781,858
2.250%, 04/30/24	7,735,000	8,096,672
2.250%, 11/15/24	16,668,500	17,544,247
2.250%, 11/15/25	9,607,000	10,161,279
2.250%, 02/15/27	10,237,000	10,873,613
2.250%, 08/15/27	5,941,000	6,314,401
2.250%, 11/15/27	15,786,000	16,780,641
2.375%, 08/15/24	2,028,700	2,137,663
2.375%, 05/15/27	6,780,500	7,251,957
2.375%, 05/15/29	13,350,900	14,331,357
2.500%, 01/31/24 (b)	4,224,100	4,433,325
2.625%, 02/15/29	9,095,000	9,916,392
2.750%, 11/15/23	25,091,500	26,383,320
2.750%, 02/15/28	2,396,000	2,621,280
2.875%, 05/15/28	4,159,000	4,587,085
3.125%, 11/15/28	10,546,600	11,849,270

		1,105,500,224

Total U.S. Treasury & Government Agencies (Cost $1,086,102,533)		1,145,606,169

Foreign Government—11.7%

Sovereign—11.7%
Australia Government Bonds
1.750%, 06/21/51 (AUD)	593,000	371,632
2.500%, 05/21/30 (AUD)	4,482,000	3,544,501
3.000%, 03/21/47 (AUD)	305,000	248,267
3.250%, 04/21/29 (AUD)	1,346,000	1,116,539
3.750%, 04/21/37 (AUD)	1,486,000	1,337,554
4.750%, 04/21/27 (AUD)	5,600,000	4,897,752
Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	2,248,000	2,816,580
1.600%, 06/22/47 (144A) (EUR)	1,474,400	2,007,312
2.600%, 06/22/24 (144A) (EUR)	2,327,195	2,936,580
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,807,538
5.000%, 03/28/35 (144A) (EUR)	355,000	667,355
5.500%, 03/28/28 (EUR)	3,175,800	5,094,541
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	2,713,000	3,212,985
Zero Coupon, 08/15/50 (EUR)	1,182,000	1,262,199
0.500%, 02/15/26 (EUR)	14,735,518	17,914,690
1.250%, 08/15/48 (EUR)	1,298,000	1,897,558
1.500%, 05/15/24 (EUR)	1,965,000	2,409,336
2.500%, 07/04/44 (EUR)	2,224,600	3,947,464
3.250%, 07/04/42 (EUR)	387,500	740,881
4.250%, 07/04/39 (EUR)	1,677,500	3,399,684
5.500%, 01/04/31 (EUR)	5,479,600	9,831,019
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	3,802,000	3,063,032
2.750%, 06/01/22 (CAD)	1,870,000	1,500,665
3.500%, 12/01/45 (CAD)	1,869,000	1,919,746

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Canadian Government Bonds
4.000%, 06/01/41 (CAD)	975,000	$1,040,785
5.750%, 06/01/29 (CAD)	3,383,000	3,529,180
Denmark Government Bonds
0.500%, 11/15/29 (144A) (DKK)	4,004,000	653,001
1.500%, 11/15/23 (DKK)	13,692,600	2,227,841
4.500%, 11/15/39 (DKK)	4,060,000	1,102,508
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	399,000	467,219
0.500%, 04/15/26 (144A) (EUR)	2,841,000	3,443,016
1.375%, 04/15/47 (144A) (EUR)	429,000	604,343
French Republic Government Bond OAT
0.500%, 05/25/26 (EUR)	5,972,399	7,222,913
1.000%, 11/25/25 (EUR)	7,994,406	9,841,312
1.250%, 05/25/36 (144A) (EUR)	2,719,800	3,513,497
1.500%, 05/25/50 (144A) (EUR)	1,276,000	1,710,842
2.250%, 05/25/24 (EUR)	2,032,800	2,535,054
2.500%, 05/25/30 (EUR)	14,447,800	20,404,388
3.250%, 05/25/45 (EUR)	6,947,900	12,492,871
4.000%, 04/25/60 (EUR)	398,000	905,351
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	1,185,000	1,387,219
2.000%, 02/18/45 (EUR)	644,000	950,017
5.400%, 03/13/25 (EUR)	3,555,800	4,967,016
Italy Buoni Poliennali Del Tesoro
1.500%, 04/30/45 (144A) (EUR)	232,000	261,428
1.650%, 12/01/30 (144A) (EUR)	4,043,000	5,042,879
1.800%, 03/01/41 (144A) (EUR)	469,000	566,974
2.200%, 06/01/27 (EUR)	3,880,000	4,987,056
3.750%, 09/01/24 (EUR)	13,007,000	16,809,930
3.850%, 09/01/49 (144A) (EUR)	3,125,000	5,274,836
5.000%, 08/01/39 (144A) (EUR)	4,588,000	8,297,480
5.250%, 11/01/29 (EUR)	9,739,200	15,449,879
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	63,950,000	739,963
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	1,875,600,000	17,002,159
0.100%, 12/20/29 (JPY)	767,550,000	6,953,571
0.100%, 06/20/31 (JPY)	430,150,000	3,875,466
0.500%, 12/20/24 (JPY)	1,601,350,000	14,668,047
0.800%, 09/20/22 (JPY)	657,700,000	5,960,992
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	838,350,000	7,054,207
0.500%, 09/20/46 (JPY)	1,511,600,000	13,366,648
0.700%, 06/20/51 (JPY)	260,850,000	2,355,607
1.800%, 09/20/43 (JPY)	796,250,000	9,085,599
1.900%, 09/20/42 (JPY)	394,900,000	4,548,899
2.300%, 03/20/40 (JPY)	554,550,000	6,657,390
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,082,900,000	10,056,827
1.500%, 03/20/33 (JPY)	230,600,000	2,393,893
1.700%, 12/20/31 (JPY)	846,700,000	8,846,473
1.700%, 09/20/32 (JPY)	182,400,000	1,920,383
1.700%, 09/20/33 (JPY)	418,500,000	4,448,520
2.100%, 06/20/29 (JPY)	555,050,000	5,802,852
2.100%, 12/20/29 (JPY)	555,900,000	5,856,293

Sovereign—(Continued)
Mexican Bonos 10.000%, 11/20/36 (MXN)	40,732,100	2,390,587
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	740,000	863,119
2.750%, 01/15/47 (144A) (EUR)	486,000	905,613
3.750%, 01/15/42 (144A) (EUR)	1,396,600	2,752,329
5.500%, 01/15/28 (144A) (EUR)	4,131,500	6,578,780
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	4,362,000	483,217
3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,239,702
Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	2,082,141
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	777,000	896,874
0.750%, 10/20/26 (144A) (EUR)	3,060,000	3,762,743
3.150%, 06/20/44 (144A) (EUR)	2,239,000	4,092,444
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,109,432
4.150%, 03/15/37 (144A) (EUR)	267,000	490,678
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	3,378,000	2,620,973
2.750%, 03/01/46 (SGD)	305,000	255,785
3.375%, 09/01/33 (SGD)	731,000	629,625
Spain Government Bonds
0.350%, 07/30/23 (EUR)	2,380,000	2,803,017
1.000%, 10/31/50 (144A) (EUR)	1,566,000	1,665,396
1.450%, 10/31/27 (144A) (EUR)	7,555,000	9,565,383
1.950%, 07/30/30 (144A) (EUR)	4,833,000	6,421,816
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,874,371
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,811,927
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,313,968
4.700%, 07/30/41 (144A) (EUR)	2,112,000	4,074,058
6.000%, 01/31/29 (EUR)	3,371,400	5,607,382
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	15,990,000	1,916,174
1.500%, 11/13/23 (144A) (SEK)	3,330,000	394,779
Swiss Confederation Government Bond 4.000%, 02/11/23 (CHF)	415,000	474,337
United Kingdom Gilt
0.375%, 10/22/30 (GBP)	3,151,000	4,027,722
0.625%, 06/07/25 (GBP)	2,535,000	3,432,847
1.750%, 01/22/49 (GBP)	881,000	1,282,867
2.250%, 09/07/23 (GBP)	1,170,000	1,635,308
3.250%, 01/22/44 (GBP)	2,120,900	3,872,757
4.250%, 12/07/46 (GBP)	8,422,100	18,201,368
6.000%, 12/07/28 (GBP)	3,478,400	6,393,119

Total Foreign Government (Cost $444,103,219)		455,150,672

Preferred Stocks—0.2%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	3,510	268,007
Porsche Automobil Holding SE	9,555	952,195

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Automobiles—(Continued)
Volkswagen AG	11,581	$2,594,314

Chemicals—0.0%
Fuchs Petrolub SE	4,247	198,697

Health Care Equipment & Supplies—0.1%
Sartorius AG	1,636	1,041,883

Household Products—0.0%
Henkel AG & Co. KGaA	11,118	1,032,214

Total Preferred Stocks (Cost $4,732,997)		6,087,310

Mutual Funds—0.0%

Investment Company Securities—0.0%
iShares International Developed Real Estate ETF	4,821	134,988
iShares U.S. Real Estate ETF (b)	1,520	155,633

Total Mutual Funds (Cost $298,782)		290,621

Rights—0.0%

Airlines—0.0%
Deutsche Lufthansa AG, Expires 10/05/21 (a) (b)	18,267	49,915

Multi-Utilities—0.0%
Veolia Environnement SA, Expires 10/01/21 (a) (b)	33,629	27,596

Total Rights (Cost $84,231)		77,511

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $33,462,759; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $34,132,062.	33,462,759	33,462,759

Total Short-Term Investments (Cost $33,462,759)		33,462,759

Securities Lending Reinvestments (h)—8.3%

Certificates of Deposit—2.4%
Agricultural Bank of China 0.200%, 11/22/21	5,000,000	5,000,290
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (i)	3,000,000	2,999,946

Certificates of Deposit—(Continued)
Bank of Nova Scotia 0.175%, 3M LIBOR + 0.050%, 11/08/21 (i)	4,000,000	4,000,284
Barclays Bank plc 0.180%, 04/07/22	7,000,000	7,004,039
Cooperatieve Rabobank UA 0.170%, 03/18/22	5,000,000	5,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	8,000,000	7,999,680
Goldman Sachs Bank USA 0.170%, 02/04/22	4,000,000	4,000,280
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	2,000,000	1,999,680
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
MUFG Bank Ltd. 0.150%, 01/11/22	3,000,000	3,000,084
National Australia Bank, Ltd. 0.160%, 03/02/22	2,000,000	1,999,900
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (i)	8,000,000	8,001,224
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (i)	8,000,000	8,000,432
Royal Bank of Canada New York
0.185%, 3M LIBOR + 0.040%, 10/05/21 (i)	2,000,000	2,000,022
0.210%, 3M LIBOR + 0.090%, 12/02/21 (i)	3,000,000	3,000,522
Standard Chartered Bank (NY)
0.150%, 02/02/22	7,000,000	7,000,000
0.170%, 03/28/22	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 12/20/21	5,000,000	4,998,500
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	2,000,000	1,998,880
Zero Coupon, 03/15/22	3,000,000	2,997,750
0.060%, 10/05/21	1,000,000	999,994

		92,001,262

Commercial Paper—0.3%
Antalis S.A. 0.120%, 12/01/21	3,000,000	2,999,145
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (i)	4,000,000	4,000,244
UBS AG 0.240%, 03/30/22	3,000,000	2,997,218

		9,996,607

Repurchase Agreements—4.9%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $5,000,026; collateralized by various Common Stock with an aggregate market value of $5,556,171.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $7,002,382; collateralized by various Common Stock with an aggregate market value of $7,779,366.	7,000,000	7,000,000

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $17,044,225; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $17,385,091.	17,044,206	$17,044,206
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $8,002,722; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $8,333,791.	8,000,000	8,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $35,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $35,700,050.	35,000,000	35,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $8,003,267; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $8,693,382.	8,000,000	8,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $4,000,017; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $4,080,018.	4,000,000	4,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $62,802,442; collateralized by various Common Stock with an aggregate market value of $69,787,129.	62,800,000	62,800,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $6,600,302; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $7,326,206.	6,600,000	6,600,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $7,400,360; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $8,218,575.	7,400,000	$7,400,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $4,400,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $4,488,225.	4,400,000	4,400,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $15,500,073; collateralized by various Common Stock with an aggregate market value of $17,222,564.	15,500,000	15,500,000

		191,744,206

Time Deposits—0.6%
ABN AMRO Bank NV 0.070%, 10/01/21	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	10,000,000	10,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	3,200,000	3,200,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (i)	4,000,000	4,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		24,200,000

Mutual Funds—0.1%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (j)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $322,934,030)		322,942,075

Total Investments—107.3% (Cost $3,266,466,643)		4,174,835,554
Other assets and liabilities (net)—(7.3)%		(282,468,909)

Net Assets—100.0%		$3,892,366,645

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $334,612,500 and the collateral received consisted of cash in the amount of $322,927,463 and non-cash collateral with a value of $28,808,790. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $149,667,645.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2021, the market value of securities pledged was $66,108,203.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(j)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $113,231,135, which is 2.9% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	13,054,525	GSBU	10/28/21	USD	14,046,213	$(30,345)
CHF	18,825,000	MSIP	10/28/21	USD	20,617,064	(405,779)
EUR	1,808,155	BNP	11/08/21	USD	2,127,863	(32,011)
EUR	28,128,761	BNP	11/08/21	USD	32,999,653	(395,286)
EUR	1,216,750	CBNA	11/08/21	USD	1,427,926	(17,578)
EUR	1,524,190	GSBU	11/08/21	USD	1,802,750	(36,043)
EUR	7,437,156	GSBU	11/08/21	USD	8,618,741	1,750
EUR	12,862,188	GSBU	11/08/21	USD	15,123,322	(214,614)
EUR	40,145,304	GSBU	11/08/21	USD	46,705,964	(173,086)
EUR	1,339,607	MSIP	11/08/21	USD	1,559,818	(7,064)
EUR	24,860,269	MSIP	11/08/21	USD	29,296,211	(480,391)
EUR	35,277,592	MSIP	11/08/21	USD	40,885,085	5,572
EUR	53,019,000	MSIP	11/08/21	USD	63,042,571	(1,587,645)
EUR	296,039	SSBT	11/08/21	USD	351,899	(8,756)
EUR	304,795	SSBT	11/08/21	USD	362,149	(8,858)
GBP	16,568,940	BNP	11/10/21	USD	22,910,940	(585,115)
GBP	26,263,405	MSIP	11/10/21	USD	35,397,368	(8,731)
GBP	542,598	SSBT	11/10/21	USD	730,836	288
GBP	886,902	UBSA	11/10/21	USD	1,216,155	(21,098)
JPY	798,696,012	JPMC	11/17/21	USD	7,276,325	(97,823)
JPY	596,694,188	MSIP	11/17/21	USD	5,353,776	9,178
JPY	1,001,450,015	MSIP	11/17/21	USD	9,144,233	(143,423)
JPY	1,368,004,748	MSIP	11/17/21	USD	12,294,234	1,088
JPY	10,632,181,658	MSIP	11/17/21	USD	96,540,124	(980,439)
JPY	34,832,637	SSBT	11/17/21	USD	318,912	(5,844)
NOK	163,607,151	GSBU	10/13/21	USD	18,570,688	143,708
NOK	29,957,846	MSIP	10/13/21	USD	3,369,308	57,455
NOK	107,517,559	MSIP	10/13/21	USD	11,975,426	323,097
NOK	203,626,484	MSIP	10/13/21	USD	23,274,843	17,211
SEK	278,173,196	BNP	10/13/21	USD	31,983,472	(206,189)
SEK	41,444,688	CBNA	10/13/21	USD	4,789,139	(54,680)
SEK	120,215,668	GSBU	10/13/21	USD	13,928,048	(195,138)
SEK	129,875,035	SG	10/13/21	USD	15,090,737	(254,384)

Contracts to Deliver
AUD	16,961,335	CBNA	11/09/21	USD	12,215,401	(48,604)
AUD	75,545,344	MSIP	11/09/21	USD	54,510,045	(113,514)
CAD	15,101,680	MSIP	11/19/21	USD	11,800,235	(121,943)

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	8,309,028	MSIP	11/19/21	USD	6,492,555	(67,094)
CHF	73,763,632	CBNA	10/28/21	USD	81,724,950	2,529,317
CHF	44,786,611	MSIP	10/28/21	USD	48,512,975	428,249
CHF	462,190	SSBT	10/28/21	USD	512,345	16,119
DKK	25,522,281	GSBU	10/13/21	USD	4,061,536	85,512
EUR	46,322,000	BNP	11/08/21	USD	54,763,212	1,070,855
EUR	46,311,165	BNP	11/08/21	USD	54,791,443	1,111,646
EUR	121,749,056	BOA	11/08/21	USD	144,639,826	3,519,113
EUR	2,328,912	BOA	11/08/21	USD	2,743,671	44,203
EUR	44,703,622	GSBU	11/08/21	USD	52,666,422	849,946
EUR	967,909	JPMC	11/08/21	USD	1,144,228	22,314
EUR	1,225,037	SSBT	11/08/21	USD	1,443,221	23,266
EUR	2,034,500	SSBT	11/08/21	USD	2,356,471	(1,741)
EUR	212,966,551	UBSA	11/08/21	USD	253,168,247	6,316,298
EUR	1,111,091	UBSA	11/08/21	USD	1,316,316	28,438
GBP	13,291,000	BNP	11/10/21	USD	18,280,671	371,707
GBP	10,386,738	BNP	11/10/21	USD	14,300,946	305,331
GBP	30,984,600	GSBU	11/10/21	USD	42,556,960	806,748
GBP	32,693,609	MSIP	11/10/21	USD	44,851,983	798,965
GBP	24,095,318	MSIP	11/10/21	USD	33,105,584	638,337
GBP	9,892,865	MSIP	11/10/21	USD	13,351,929	21,784
GBP	5,564,000	MSIP	11/10/21	USD	7,697,851	200,636
JPY	18,473,058,760	CBNA	11/17/21	USD	168,703,887	2,672,142
JPY	14,097,147,615	CBNA	11/17/21	USD	128,764,710	2,062,682
JPY	2,133,567,000	MSIP	11/17/21	USD	19,411,780	235,754
JPY	564,822,890	MSIP	11/17/21	USD	5,066,942	(9,560)
JPY	131,269,443	MSIP	11/17/21	USD	1,194,373	14,553
MXN	54,455,495	UBSA	10/28/21	USD	2,656,754	28,056
NOK	26,714,480	CBNA	10/13/21	USD	2,996,178	(59,589)
NOK	66,720,813	GSBU	10/13/21	USD	7,543,761	(88,178)
NOK	110,191,191	JPMC	10/13/21	USD	12,405,342	(199,007)
NOK	134,471,000	MSIP	10/13/21	USD	15,474,256	92,632
NOK	103,714,000	MSIP	10/13/21	USD	11,985,432	121,984
NOK	10,219,551	MSIP	10/13/21	USD	1,168,112	(864)
NOK	4,381,221	SCB	10/13/21	USD	504,185	3,034
NZD	8,093,000	BNP	10/15/21	USD	5,685,810	99,118
PLN	7,189,934	HSBCU	12/07/21	USD	1,864,213	56,859
SEK	38,244,805	BNP	10/13/21	USD	4,445,354	76,436
SEK	479,617,051	GSBU	10/13/21	USD	54,727,056	(62,287)
SEK	143,778,505	GSBU	10/13/21	USD	16,405,952	(18,672)
SEK	51,846,731	MSIP	10/13/21	USD	5,959,071	36,329
SEK	18,964,440	SG	10/13/21	USD	2,203,560	37,145
SGD	4,464,518	BBP	11/10/21	USD	3,277,153	(10,661)

Net Unrealized Appreciation						$18,532,821

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/21	756	AUD	106,953,263	$(594,865)
Hang Seng Index Futures	10/28/21	97	HKD	118,941,400	225,986
MSCI EAFE Index Mini Futures	12/17/21	3,008	USD	340,956,800	(15,861,145)

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
OMX Stockholm 30 Index Futures	10/15/21	1,775	SEK	399,951,875	$(1,647,222)
Russell 2000 Index E-Mini Futures	12/17/21	1,151	USD	126,656,040	(2,553,831)
S&P 500 Index E-Mini Futures	12/17/21	679	USD	145,908,613	(3,864,650)
S&P Midcap 400 Index E-Mini Futures	12/17/21	483	USD	127,183,560	(3,782,508)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/20/21	(104)	CAD	(14,887,600)	81,361
Euro STOXX 50 Index Futures	12/17/21	(3,951)	EUR	(159,936,480)	5,569,141
Euro-Bund 10 Year Futures	12/08/21	(265)	EUR	(45,002,300)	753,568
FTSE 100 Index Futures	12/17/21	(913)	GBP	(64,581,055)	(282,463)
Japanese Government 10 Year Bond Futures	12/13/21	(76)	JPY	(11,504,120,000)	179,793
MSCI Singapore Index Futures	10/28/21	(150)	SGD	(5,302,500)	2,725
SPI 200 Index Futures	12/16/21	(619)	AUD	(112,859,175)	871,214
TOPIX Index Futures	12/09/21	(447)	JPY	(9,076,335,000)	(163,601)
U.S. Treasury Note 10 Year Futures	12/21/21	(1,249)	USD	(164,380,109)	1,370,696
United Kingdom Long Gilt Bond Futures	12/29/21	(197)	GBP	(24,654,550)	768,544

Net Unrealized Depreciation					$(18,927,257)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M LIBOR	Quarterly	1.418%	Semi-Annually	09/27/31	USD	998,220,000	$(13,004,411)	$—	$(13,004,411)

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.120%	Quarterly	12/15/21	MSC	Bloomberg Commodity Index	USD	63,877,433	$624,868	$—	$624,868

(1)	There is no upfront payment premium paid or (received) therefore the market value equals unrealized appreciation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International plc
(SCB)—	Standard Chartered Bank
(SG)—	Societe Generale
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,652,659	$12,079,763	$—	$26,732,422
Air Freight & Logistics	5,834,910	8,217,762	—	14,052,672
Airlines	2,505,115	1,130,948	—	3,636,063
Auto Components	1,435,277	8,874,586	—	10,309,863
Automobiles	20,362,589	30,533,702	—	50,896,291
Banks	43,065,653	90,616,488	0	133,682,141
Beverages	14,114,330	20,655,457	—	34,769,787
Biotechnology	18,711,739	9,286,835	—	27,998,574
Building Products	4,823,799	13,136,068	—	17,959,867
Capital Markets	29,616,376	29,130,215	—	58,746,591
Chemicals	16,612,608	36,815,947	—	53,428,555
Commercial Services & Supplies	4,113,804	3,697,659	—	7,811,463
Communications Equipment	8,260,390	3,909,601	—	12,169,991
Construction & Engineering	422,841	7,711,820	—	8,134,661
Construction Materials	1,170,116	5,547,574	—	6,717,690
Consumer Finance	6,540,718	89,481	—	6,630,199
Containers & Packaging	3,229,139	801,688	—	4,030,827
Distributors	1,295,410	—	—	1,295,410
Diversified Financial Services	13,529,909	8,152,140	—	21,682,049
Diversified Telecommunication Services	11,465,170	19,555,882	—	31,021,052
Electric Utilities	15,306,400	18,873,327	—	34,179,727
Electrical Equipment	5,466,381	20,122,314	—	25,588,695
Electronic Equipment, Instruments & Components	6,582,014	19,231,877	—	25,813,891
Energy Equipment & Services	2,170,569	310,742	—	2,481,311
Entertainment	21,490,299	6,315,447	—	27,805,746
Equity Real Estate Investment Trusts	143,002,178	57,749,918	—	200,752,096
Food & Staples Retailing	13,351,460	15,536,938	—	28,888,398
Food Products	8,515,300	34,042,595	—	42,557,895
Gas Utilities	308,259	4,072,953	—	4,381,212
Health Care Equipment & Supplies	36,921,391	23,202,539	—	60,123,930
Health Care Providers & Services	24,877,935	4,793,758	0	29,671,693
Health Care Technology	557,108	1,965,498	—	2,522,606
Hotels, Restaurants & Leisure	20,397,154	15,473,687	—	35,870,841
Household Durables	3,788,667	15,574,974	—	19,363,641
Household Products	13,055,007	6,727,368	—	19,782,375
Independent Power and Renewable Electricity Producers	406,716	952,275	—	1,358,991
Industrial Conglomerates	10,913,215	16,571,227	—	27,484,442
Insurance	18,785,221	50,841,729	—	69,626,950
Interactive Media & Services	65,718,838	3,401,302	—	69,120,140
Internet & Direct Marketing Retail	40,200,978	9,992,110	—	50,193,088
IT Services	48,540,138	19,049,879	—	67,590,017
Leisure Products	308,255	2,805,667	—	3,113,922

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$13,555,335	$6,262,312	$—	$19,817,647
Machinery	15,089,813	32,753,090	—	47,842,903
Marine	—	3,755,186	—	3,755,186
Media	12,178,222	5,385,696	—	17,563,918
Metals & Mining	3,209,850	29,797,203	—	33,007,053
Multi-Utilities	7,150,709	8,943,520	—	16,094,229
Multiline Retail	4,958,024	4,641,031	—	9,599,055
Oil, Gas & Consumable Fuels	24,685,936	35,965,690	—	60,651,626
Paper & Forest Products	—	3,359,898	—	3,359,898
Personal Products	1,859,566	20,153,310	—	22,012,876
Pharmaceuticals	35,712,702	85,436,060	—	121,148,762
Professional Services	4,238,613	18,374,733	—	22,613,346
Real Estate Management & Development	2,506,598	47,262,100	—	49,768,698
Road & Rail	8,539,231	7,030,619	—	15,569,850
Semiconductors & Semiconductor Equipment	54,592,892	33,996,263	—	88,589,155
Software	91,793,145	16,718,463	—	108,511,608
Specialty Retail	21,738,558	9,095,608	—	30,834,166
Technology Hardware, Storage & Peripherals	62,256,087	5,535,978	—	67,792,065
Textiles, Apparel & Luxury Goods	6,521,112	32,325,074	—	38,846,186
Tobacco	6,194,737	8,335,742	—	14,530,479
Trading Companies & Distributors	1,933,414	15,333,650	—	17,267,064
Transportation Infrastructure	—	4,891,790	—	4,891,790
Water Utilities	819,168	1,074,514	—	1,893,682
Wireless Telecommunication Services	2,003,277	13,276,143	—	15,279,420
Total Common Stocks	1,103,963,024	1,107,255,413	0	2,211,218,437
Total U.S. Treasury & Government Agencies*	—	1,145,606,169	—	1,145,606,169
Total Foreign Government*	—	455,150,672	—	455,150,672
Total Preferred Stocks*	—	6,087,310	—	6,087,310
Total Mutual Funds*	290,621	—	—	290,621
Rights
Airlines	49,915	—	—	49,915
Multi-Utilities	—	27,596	—	27,596
Total Rights	49,915	27,596	—	77,511
Total Short-Term Investment*	—	33,462,759	—	33,462,759
Securities Lending Reinvestments
Certificates of Deposit	—	92,001,262	—	92,001,262
Commercial Paper	—	9,996,607	—	9,996,607
Repurchase Agreements	—	191,744,206	—	191,744,206
Time Deposits	—	24,200,000	—	24,200,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	317,942,075	—	322,942,075
Total Investments	$1,109,303,560	$3,065,531,994	$0	$4,174,835,554

Collateral for Securities Loaned (Liability)	$—	$(322,927,463)	$—	$(322,927,463)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$25,284,855	$—	$25,284,855
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,752,034)	—	(6,752,034)
Total Forward Contracts	$—	$18,532,821	$—	$18,532,821
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,823,028	$—	$—	$9,823,028
Futures Contracts (Unrealized Depreciation)	(28,750,285)	—	—	(28,750,285)
Total Futures Contracts	$(18,927,257)	$—	$—	$(18,927,257)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(13,004,411)	$—	$(13,004,411)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$624,868	$—	$624,868

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—60.9% of Net Assets

Security Description	Principal Amount*	Value

Banks—0.1%
Development Bank of Japan, Inc. 0.010%, 10/15/24 (EUR)	828,000	$966,418

Regional Government—0.1%
Japan Finance Organization for Municipalities 0.050%, 02/12/27 (EUR)	980,000	1,141,327

Sovereign—60.7%
Angolan Government International Bonds 9.125%, 11/26/49 (144A)	670,000	679,809
9.125%, 11/26/49	2,991,000	3,034,788
9.375%, 05/08/48	3,716,000	3,829,561
Argentine Republic Government International Bonds 0.500%, 07/09/30 (a)	8,710,888	3,194,457
1.000%, 07/09/29	1,532,610	582,407
1.125%, 07/09/35 (a)	19,992,259	6,538,668
2.000%, 01/09/38 (a)	1,965,508	762,204
Australia Government Bonds 0.500%, 09/21/26 (AUD)	3,360,000	2,395,657
2.500%, 09/20/30 (AUD) (b)	3,875,000	4,455,143
2.750%, 06/21/35 (AUD)	5,614,000	4,544,449
3.000%, 03/21/47 (AUD)	6,370,000	5,185,111
Bahrain Government International Bonds 5.625%, 09/30/31 (144A) (c)	2,374,000	2,350,260
6.000%, 09/19/44	3,381,000	3,106,463
6.250%, 01/25/51	632,000	579,089
7.000%, 10/12/28	1,187,000	1,296,798
7.375%, 05/14/30 (144A)	712,000	788,540
Bonos Obligation Del Estado 1.000%, 07/30/42 (144A) (EUR)	5,634,000	6,436,735
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/30 (EUR)	6,581,000	7,816,438
Zero Coupon, 08/15/50 (EUR)	5,000,000	5,405,185
4.250%, 07/04/39 (EUR)	2,765,000	5,603,652
4.750%, 07/04/34 (EUR)	1,775,000	3,355,816
Canada Housing Trust 1.800%, 12/15/24 (144A) (CAD)	5,875,000	4,765,494
1.950%, 12/15/25 (144A) (CAD)	7,160,000	5,831,279
Canadian Government Bonds 0.250%, 03/01/26 (CAD)	2,990,000	2,279,491
0.500%, 09/01/25 (CAD)	3,040,000	2,357,092
1.000%, 09/01/26 (CAD)	6,035,000	4,737,423
Colombia Government International Bonds 3.125%, 04/15/31	1,628,000	1,523,857
3.250%, 04/22/32	3,741,000	3,488,557
3.875%, 04/25/27	4,591,000	4,757,975
5.000%, 06/15/45	1,296,000	1,263,133
6.125%, 01/18/41	1,296,000	1,423,436
Colombian TES 5.750%, 11/03/27 (COP)	7,353,600,000	1,816,442
Commonwealth of Bahamas 8.950%, 10/15/32	1,858,000	1,746,520
Dominican Republic International Bonds 4.875%, 09/23/32	605,000	617,106
5.875%, 04/18/24	1,530,000	1,618,740
5.875%, 01/30/60 (144A)	1,084,000	1,060,705

Sovereign—(Continued)
Dominican Republic International Bonds 5.875%, 01/30/60	150,000	146,777
5.950%, 01/25/27	1,746,000	1,964,267
6.400%, 06/05/49	255,000	269,920
6.500%, 02/15/48	3,284,000	3,508,987
Ecuador Government International Bonds Zero Coupon, 07/31/30 (144A)	711,514	379,778
0.500%, 07/31/40 (144A) (a)	2,169,604	1,261,104
1.000%, 07/31/35 (a)	1,284,768	846,354
1.000%, 07/31/35 (144A) (a)	3,232,778	2,129,625
5.000%, 07/31/30 (a)	1,533,352	1,288,031
5.000%, 07/31/30 (144A) (a)	2,629,428	2,208,746
Egypt Government International Bonds 3.875%, 02/16/26 (144A)	1,031,000	969,140
5.625%, 04/16/30 (EUR)	1,145,000	1,266,308
5.875%, 02/16/31 (144A) (c)	910,000	836,081
5.875%, 02/16/31	603,000	554,018
7.053%, 01/15/32	577,000	558,744
7.300%, 09/30/33 (144A)	1,048,000	1,017,398
7.500%, 01/31/27	1,320,000	1,394,395
7.500%, 02/16/61 (144A)	809,000	708,749
8.150%, 11/20/59	1,222,000	1,125,816
8.500%, 01/31/47	4,452,000	4,296,180
8.875%, 05/29/50	939,000	928,825
8.875%, 05/29/50 (144A)	670,000	662,740
El Salvador Government International Bonds 5.875%, 01/30/25	692,000	527,657
6.375%, 01/18/27	1,323,000	982,341
7.125%, 01/20/50 (144A)	552,000	379,506
7.125%, 01/20/50	3,835,000	2,636,601
7.650%, 06/15/35	195,000	140,400
7.750%, 01/24/23	1,785,000	1,503,880
8.625%, 02/28/29	184,000	140,302
Finance Department Government of Sharjah 4.000%, 07/28/50 (144A)	499,000	443,811
Finland Government Bond 0.500%, 09/15/27 (144A) (EUR)	1,949,000	2,375,269
French Republic Government Bond OAT 0.500%, 06/25/44 (144A) (EUR)	1,751,000	1,934,556
1.000%, 05/25/27 (EUR)	8,195,000	10,212,602
1.250%, 05/25/34 (EUR)	511,900	660,574
Gabon Government International Bond 6.950%, 06/16/25	3,395,000	3,669,153
Ghana Government International Bonds
7.625%, 05/16/29	490,000	465,422
7.750%, 04/07/29 (144A)	571,000	543,706
7.875%, 03/26/27	2,105,000	2,054,375
7.875%, 02/11/35	400,000	359,552
7.875%, 02/11/35 (144A)	1,374,000	1,235,061
8.125%, 03/26/32	650,000	614,965
8.625%, 04/07/34 (144A)	1,196,000	1,136,798
8.627%, 06/16/49	1,887,000	1,688,865
8.750%, 03/11/61 (144A)	233,000	207,953
8.950%, 03/26/51	1,985,000	1,808,831
Guatemala Government Bond 4.650%, 10/07/41 (144A)	336,000	327,459
Honduras Government International Bond 7.500%, 03/15/24	1,670,000	1,761,867

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds 1.000%, 07/28/29 (EUR)	520,000	$597,282
2.850%, 02/14/30	1,163,000	1,200,577
4.125%, 01/15/25	3,225,000	3,526,731
4.200%, 10/15/50	1,860,000	2,057,317
Indonesia Treasury Bond 7.250%, 02/15/26 (IDR)	44,551,000,000	3,360,703
Ireland Government Bonds Zero Coupon, 10/18/31 (EUR)	4,462,000	5,071,244
1.350%, 03/18/31 (EUR)	1,722,000	2,233,102
Italy Buoni Poliennali Del Tesoro 0.250%, 03/15/28 (144A) (EUR)	13,510,000	15,489,210
0.500%, 07/15/28 (144A) (EUR)	5,578,000	6,475,491
0.950%, 09/15/27 (144A) (EUR)	11,360,000	13,649,680
1.500%, 04/30/45 (144A) (EUR)	2,198,000	2,476,800
Ivory Coast Government International Bonds 4.875%, 01/30/32 (EUR)	230,000	259,149
5.375%, 07/23/24	1,503,000	1,600,394
5.875%, 10/17/31 (144A) (EUR)	460,000	555,369
5.875%, 10/17/31 (EUR)	410,000	495,003
6.125%, 06/15/33	3,596,000	3,795,578
6.375%, 03/03/28	1,879,000	2,062,203
6.625%, 03/22/48 (EUR)	401,000	466,259
Jamaica Government International Bonds 7.625%, 07/09/25	2,620,000	2,980,276
7.875%, 07/28/45	1,180,000	1,638,442
Japan Government Ten Year Bonds 0.100%, 06/20/30 (JPY)	1,958,900,000	17,730,514
0.100%, 09/20/30 (JPY)	345,150,000	3,120,817
0.100%, 06/20/31 (JPY)	677,200,000	6,101,280
Japan Government Thirty Year Bonds 0.400%, 12/20/49 (JPY)	677,800,000	5,703,276
0.600%, 09/20/50 (JPY)	565,900,000	5,002,516
Japan Government Twenty Year Bonds 0.400%, 06/20/41 (JPY)	395,650,000	3,521,159
0.500%, 09/20/36 (JPY)	2,751,600,000	25,553,944
Kazakhstan Government International Bond 5.125%, 07/21/25	1,084,000	1,244,562
Kenya Government International Bond 6.875%, 06/24/24	2,510,000	2,746,266
Kingdom of Belgium Government Bond 1.450%, 06/22/37 (144A) (EUR)	2,803,000	3,730,636
Korea Treasury Bonds 1.250%, 03/10/26 (KRW)	11,797,020,000	9,670,146
1.375%, 12/10/29 (KRW)	6,303,790,000	4,982,843
1.500%, 12/10/30 (KRW)	5,235,390,000	4,172,128
Lebanon Government International Bonds 6.000%, 01/27/23 (d)	6,653,000	1,098,543
6.200%, 02/26/25 (d)	461,000	76,120
6.650%, 11/03/28 (d)	2,006,000	326,890
Malaysia Government Bond 4.498%, 04/15/30 (MYR)	8,253,000	2,124,369
Mexican Bonos 7.750%, 05/29/31 (MXN)	116,496,800	5,786,208
8.000%, 11/07/47 (MXN)	69,071,000	3,369,008
Mexico Government International Bonds 3.375%, 02/23/31 (EUR)	1,795,000	2,391,124

Sovereign—(Continued)
Mexico Government International Bonds 5.000%, 04/27/51	1,334,000	1,462,918
Mongolia Government International Bond 5.625%, 05/01/23	1,034,000	1,085,231
New Zealand Government Bond 2.750%, 04/15/25 (NZD)	6,250,000	4,518,685
Nigeria Government International Bonds 6.125%, 09/28/28 (144A)	2,080,000	2,085,741
6.500%, 11/28/27	1,546,000	1,602,058
7.375%, 09/28/33 (144A)	558,000	562,464
7.625%, 11/28/47	2,673,000	2,576,237
7.875%, 02/16/32	1,673,000	1,737,896
8.250%, 09/28/51 (144A)	910,000	916,370
Oman Government International Bonds 4.875%, 02/01/25	1,622,000	1,684,651
5.625%, 01/17/28	340,000	353,634
6.250%, 01/25/31 (144A)	1,129,000	1,206,756
6.500%, 03/08/47	1,170,000	1,133,604
6.750%, 01/17/48	4,634,000	4,582,099
Pakistan Government International Bonds 6.875%, 12/05/27	1,144,000	1,149,812
7.375%, 04/08/31	2,481,000	2,474,797
Panama Bonos del Tesoro 3.362%, 06/30/31	1,759,000	1,772,193
Panama Government International Bonds 3.160%, 01/23/30	2,580,000	2,656,007
3.870%, 07/23/60	1,585,000	1,550,003
6.700%, 01/26/36	835,000	1,109,790
8.875%, 09/30/27	2,265,000	3,085,519
Panama Notas del Tesoro 3.750%, 04/17/26	1,230,000	1,319,790
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	650,000	733,200
Peru Government Bond 6.150%, 08/12/32 (PEN)	17,331,000	4,062,552
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	636,069
Peruvian Government International Bonds 3.230%, 07/28/21 (c)	810,000	671,061
3.750%, 03/01/30 (EUR)	820,000	1,125,569
Philippine Government International Bond 3.200%, 07/06/46	1,404,000	1,379,293
Province of Ontario Canada 2.600%, 06/02/27 (CAD)	1,645,000	1,374,691
Province of Quebec Canada 2.750%, 09/01/27 (CAD)	3,225,000	2,724,598
Qatar Government International Bonds 4.400%, 04/16/50 (144A)	1,538,000	1,874,422
4.500%, 04/23/28	3,018,000	3,517,594
4.817%, 03/14/49	980,000	1,258,928
5.103%, 04/23/48	2,151,000	2,851,822
Republic of Austria Government Bond 0.500%, 02/20/29 (144A) (EUR)	9,888,000	12,021,699
Republic of Azerbaijan International Bond 4.750%, 03/18/24	672,000	718,524
Republic of South Africa Government Bond 7.000%, 02/28/31 (ZAR)	46,481,000	2,597,102

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Republic of South Africa Government International Bonds 5.000%, 10/12/46	316,000	$279,861
5.650%, 09/27/47	881,000	837,831
5.750%, 09/30/49	1,601,000	1,524,953
8.000%, 01/31/30 (ZAR)	156,849,220	9,677,385
8.750%, 02/28/48 (ZAR)	28,425,211	1,553,248
Russian Federal Bond - OFZ 7.950%, 10/07/26 (RUB)	293,984,000	4,174,259
Russian Foreign Bond - Eurobonds 4.250%, 06/23/27	800,000	890,910
5.250%, 06/23/47	5,600,000	7,091,280
5.625%, 04/04/42	200,000	258,894
Saudi Government International Bonds 3.250%, 10/22/30 (144A)	689,000	737,453
5.250%, 01/16/50	1,357,000	1,755,062
Senegal Government International Bonds 6.250%, 05/23/33	599,000	623,706
6.750%, 03/13/48	2,204,000	2,224,651
Serbia International Bond 2.125%, 12/01/30 (144A)	385,000	360,082
Sri Lanka Government International Bonds 6.850%, 11/03/25	1,370,000	854,113
7.850%, 03/14/29	756,000	457,818
Thailand Government Bond 2.875%, 12/17/28 (THB)	92,220,000	2,973,757
Turkey Government International Bonds 4.750%, 01/26/26	1,231,000	1,188,727
4.875%, 04/16/43	5,286,000	4,106,693
Ukraine Government International Bonds Zero Coupon, 05/31/40 (e)	3,090,000	3,370,523
6.750%, 06/20/26 (144A) (EUR)	442,000	555,510
6.876%, 05/21/29 (144A)	1,073,000	1,087,410
7.375%, 09/25/32	1,234,000	1,263,320
7.750%, 09/01/24	4,083,000	4,425,074
7.750%, 09/01/26	1,945,000	2,109,037
9.750%, 11/01/28	320,000	375,264
United Kingdom Gilt 1.250%, 10/22/41 (GBP)	4,080,000	5,374,943
1.250%, 07/31/51 (GBP)	1,450,000	1,879,848
1.750%, 09/07/37 (GBP)	4,413,590	6,327,396
Uruguay Government International Bonds 4.375%, 01/23/31	676,097	781,724
4.975%, 04/20/55	592,005	740,586
Zambia Government International Bond 8.970%, 07/30/27	4,053,000	3,126,071

		506,965,896

Total Foreign Government (Cost $528,854,386)		509,073,641

Corporate Bonds & Notes—28.5%

Aerospace/Defense—0.5%
Bombardier, Inc. 7.500%, 03/15/25 (144A)	1,000,000	1,021,220

Aerospace/Defense—(Continued)
Embraer Netherlands Finance B.V. 5.400%, 02/01/27	1,342,000	1,427,566
6.950%, 01/17/28 (144A)	802,000	910,911
6.950%, 01/17/28	396,000	449,777
TransDigm, Inc. 6.250%, 03/15/26 (144A)	570,000	594,225

		4,403,699

Agriculture—0.5%
Altria Group, Inc. 3.125%, 06/15/31 (EUR)	1,100,000	1,457,382
BAT Capital Corp. 4.906%, 04/02/30	600,000	687,006
BAT International Finance plc 6.000%, 11/24/34 (GBP)	305,000	519,104
Imperial Brands Finance Netherlands B.V. 1.750%, 03/18/33 (EUR)	1,001,000	1,154,307

		3,817,799

Apparel—0.1%
Levi Strauss & Co. 3.375%, 03/15/27 (EUR)	915,000	1,087,825

Auto Manufacturers—0.5%
BMW Finance NV 1.000%, 08/29/25 (EUR)	935,000	1,129,802
Dongfeng Motor Hong Kong International Co., Ltd. 1.150%, 10/23/21 (EUR)	337,000	390,403
Harley-Davidson Financial Services, Inc. 3.350%, 06/08/25 (144A)	291,000	309,005
Volkswagen International Finance NV 0.875%, 09/22/28 (EUR)	800,000	953,732
1.875%, 03/30/27 (EUR)	600,000	752,191
Volkswagen Leasing GmbH 1.125%, 04/04/24 (EUR)	780,000	928,540

		4,463,673

Auto Parts & Equipment—0.1%
Schaeffler AG 2.750%, 10/12/25 (EUR)	700,000	862,405
ZF Finance GmbH 2.000%, 05/06/27 (EUR)	300,000	349,242

		1,211,647

Banks—6.2%
Banco Bilbao Vizcaya Argentaria S.A. 1.000%, 06/21/26 (EUR)	900,000	1,085,004
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (e)	1,200,000	1,488,155
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	852,000	817,068
Banco Santander S.A. 1.125%, 06/23/27 (EUR)	900,000	1,084,851
6.750%, 5Y EUR Swap + 6.803%, 04/25/22 (EUR) (e)	900,000	1,071,393
Bangkok Bank PCL 3.733%, 5Y H15 + 1.900%, 09/25/34 (144A) (e)	955,000	973,957

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp. 1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (e)	1,464,000	$1,815,580
BNP Paribas S.A. 3.375%, 01/23/26 (GBP)	795,000	1,154,761
CaixaBank S.A. 0.375%, 3M EURIBOR + 0.850%, 11/18/26 (EUR) (e)	1,000,000	1,161,512
Citigroup, Inc. 1.500%, 3M EURIBOR + 1.074%, 07/24/26 (EUR) (e)	1,290,000	1,570,410
1.750%, 10/23/26 (GBP)	605,000	826,337
Commonwealth Bank of Australia 1.936%, 5Y EUR Swap + 1.450%, 10/03/29 (EUR) (e)	955,000	1,158,405
Cooperatieve Rabobank UA 3.250%, 5Y EUR Swap + 3.702%, 12/29/26 (EUR) (e)	400,000	477,980
4.375%, 5Y EUR Swap + 4.679%, 06/29/27 (EUR) (e)	600,000	771,453
4.625%, 05/23/29 (GBP)	625,000	985,406
Credit Suisse Group AG 1.250%, 1Y EUR Swap + 0.750%, 07/17/25 (EUR) (e)	1,265,000	1,507,106
2.750%, 08/08/25 (GBP)	535,000	752,362
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (e)	1,003,000	1,095,777
Danske Bank A/S 0.750%, 1M EURIBOR ICE Swap + 0.880%, 06/09/29 (EUR) (e)	1,175,000	1,359,863
Deutsche Bank AG 3.875%, 02/12/24 (GBP)	800,000	1,141,088
Dexia Credit Local S.A. 0.625%, 02/03/24 (EUR)	3,000,000	3,557,269
DNB Boligkreditt 0.625%, 06/19/25 (EUR)	433,000	518,739
Goldman Sachs Group, Inc. (The) 1.250%, 05/01/25 (EUR)	900,000	1,075,813
3.375%, 03/27/25 (EUR)	400,000	516,437
5.300%, 3M LIBOR + 3.834%, 11/10/26 (c) (e)	58,000	63,957
HSBC Holdings plc 6.000%, 5Y EUR Swap + 5.338%, 09/29/23 (EUR) (e)	1,414,000	1,765,677
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (e)	891,000	972,455
ING Groep NV 3.000%, 02/18/26 (GBP)	1,100,000	1,583,198
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (c) (e)	201,000	221,824
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (e)	2,500,000	2,721,875
6.875%, 5Y USD ICE Swap + 5.124%, 04/16/22 (e)	820,000	841,343
Intesa Sanpaolo S.p.A. 3.928%, 09/15/26 (EUR)	870,000	1,139,258
JPMorgan Chase & Co. 1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (e)	1,400,000	1,684,702
Kreditanstalt fuer Wiederaufbau Zero Coupon, 06/15/29 (EUR)	605,000	707,137
Lloyds Banking Group plc 7.500%, 5Y USD Swap + 4.760%, 06/27/24 (e)	1,045,000	1,169,094
Morgan Stanley 0.406%, 3M EURIBOR + 0.698%, 10/29/27 (EUR) (e)	1,385,000	1,612,336
0.497%, 3M EURIBOR + 0.720%, 02/07/31 (EUR) (e)	500,000	568,965
1.342%, 3M EURIBOR + 0.834%, 10/23/26 (EUR) (e)	434,000	527,069
Natwest Group plc 2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (e)	900,000	1,092,114
2.452%, 3M LIBOR + 2.320%, 09/30/27 (c) (e)	1,300,000	1,292,642

Banks—(Continued)
Raiffeisen Bank International AG 1.375%, 5M EURIBOR ICE Swap + 1.600%, 06/17/33 (EUR) (e)	400,000	464,114
Societe Generale S.A. 7.875%, 5Y USD Swap + 4.979%, 12/18/23 (e)	1,060,000	1,168,109
Standard Chartered plc 1.639%, 3M LIBOR + 1.510%, 01/30/27 (144A) (e)	1,000,000	970,000
Swedbank AB 6.000%, 5Y USD Swap + 4.106%, 03/17/22 (e)	800,000	814,000
Truist Financial Corp. 5.100%, 10Y H15 + 4.349%, 03/01/30 (e)	880,000	1,011,560
Turkiye Vakiflar Bankasi TAO 6.500%, 01/08/26 (144A)	294,000	298,630
UniCredit S.p.A. 1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (e)	1,205,000	1,428,809

		52,085,594

Beverages—0.1%
Central American Bottling Corp. 5.750%, 01/31/27 (144A)	826,000	850,780

Building Materials—0.2%
Cemex S.A.B. de C.V. 3.875%, 07/11/31 (144A)	730,000	730,438
5.125%, 5Y H15 + 4.534%, 06/08/26 (144A) (e)	538,000	547,958
7.375%, 06/05/27 (144A)	267,000	295,767

		1,574,163

Chemicals—0.3%
Alpek S.A.B. de C.V. 3.250%, 02/25/31 (144A)	303,000	306,033
Braskem Idesa SAPI 7.450%, 11/15/29	783,000	830,380
Braskem Netherlands Finance B.V. 4.500%, 01/10/28	253,000	268,787
INEOS Quattro Finance 2 plc 2.500%, 01/15/26 (144A) (EUR)	940,000	1,098,346
Olympus Water U.S. Holding Corp. 3.875%, 10/01/28 (144A) (EUR)	198,000	229,399

		2,732,945

Coal—0.1%
Indika Energy Capital IV Pte, Ltd. 8.250%, 10/22/25 (144A)	789,000	820,560

Commercial Services—0.7%
Autopistas del Sol S.A. 7.375%, 12/30/30	857,954	894,417
Bidvest Group UK plc 3.625%, 09/23/26 (144A)	660,000	659,538
DP World Crescent, Ltd. 4.848%, 09/26/28	576,000	656,369
DP World plc 4.700%, 09/30/49	302,000	331,004

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
DP World plc 5.625%, 09/25/48	665,000	$819,746
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	925,000	1,089,742
Square, Inc. 2.750%, 06/01/26 (144A)	938,000	950,804
TransJamaican Highway, Ltd. 5.750%, 10/10/36 (144A)	764,036	764,036

		6,165,656

Diversified Financial Services—0.4%
Aircastle, Ltd. 2.850%, 01/26/28 (144A)	497,000	503,342
4.250%, 06/15/26	49,000	53,565
5.250%, 08/11/25 (144A)	480,000	536,656
Aviation Capital Group LLC 3.500%, 11/01/27 (144A)	214,000	225,422
4.375%, 01/30/24 (144A)	459,000	490,092
GE Capital European Funding Unlimited Co. 4.625%, 02/22/27 (EUR)	300,000	426,133
Intercorp Financial Services, Inc. 4.125%, 10/19/27	745,000	752,450
Intercorp Peru, Ltd. 3.875%, 08/15/29 (144A)	303,000	295,595
3.875%, 08/15/29	200,000	195,112
Lincoln Financing Sarl 3.625%, 04/01/24 (144A) (EUR)	206,000	240,565

		3,718,932

Electric—4.2%
Abu Dhabi National Energy Co. PJSC 4.000%, 10/03/49 (144A)	1,200,000	1,374,000
AES Andes S.A. 6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (e)	457,000	483,401
AES Panama Generation Holdings SRL 4.375%, 05/31/30 (144A)	817,000	842,327
Alfa Desarrollo S.p.A. 4.550%, 09/27/51 (144A)	797,000	777,474
Cemig Geracao e Transmissao S.A. 9.250%, 12/05/24	837,000	947,902
Chile Electricity PEC S.p.A. Zero Coupon, 01/25/28 (144A) (c)	957,000	782,348
Colbun S.A. 3.950%, 10/11/27	200,000	218,002
4.500%, 07/10/24	422,000	452,599
Comision Federal de Electricidad 3.348%, 02/09/31 (144A) (c)	1,520,000	1,491,515
4.677%, 02/09/51 (144A)	485,000	463,175
5.000%, 09/29/36	790,000	838,494
Consorcio Transmantaro S.A. 4.700%, 04/16/34	785,000	870,369
E.ON International Finance B.V. 1.250%, 10/19/27 (EUR)	755,000	927,379
EDP Finance B.V. 0.375%, 09/16/26 (EUR)	1,200,000	1,404,059
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	897,000	893,188

Electric—(Continued)
Enel Finance International NV 0.500%, 06/17/30 (EUR)	1,580,000	1,820,101
Enel Generacion Chile S.A. 4.250%, 04/15/24	749,000	799,469
Engie Energia Chile S.A. 3.400%, 01/28/30 (144A)	1,576,000	1,619,340
Eskom Holdings SOC, Ltd. 6.350%, 08/10/28	2,382,000	2,542,785
6.750%, 08/06/23	1,051,000	1,083,520
7.125%, 02/11/25 (144A)	286,000	297,387
7.125%, 02/11/25	2,061,000	2,143,061
Iberdrola International B.V. 1.450%, 5Y EUR Swap + 1.832%, 11/09/26 (EUR) (e)	700,000	817,393
Lamar Funding, Ltd. 3.958%, 05/07/25	1,772,000	1,771,433
Minejesa Capital BV 5.625%, 08/10/37	360,000	380,340
NextEra Energy Capital Holdings, Inc. 1.900%, 06/15/28	267,000	267,168
Orsted A/S 1.750%, 5M EURIBOR ICE Swap + 1.952%, 12/09/3019 (EUR) (e)	513,000	612,061
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.875%, 07/17/29 (144A)	988,000	1,045,996
5.450%, 05/21/28	1,537,000	1,786,762
SSE plc 0.875%, 09/06/25 (EUR)	1,005,000	1,198,007
8.375%, 11/20/28 (GBP)	695,000	1,333,568
Trinidad Generation UnLtd 5.250%, 11/04/27	962,000	984,857
Vattenfall AB 3.000%, 5Y EUR Swap + 2.511%, 03/19/77 (EUR) (e)	732,000	913,625
Zorlu Yenilenebilir Enerji AS 9.000%, 06/01/26 (144A)	1,211,000	1,183,874

		35,366,979

Energy-Alternate Sources—0.2%
Empresa Electrica Cochrane S.p.A. 5.500%, 05/14/27 (144A) (c)	207,839	212,777
5.500%, 05/14/27	987,236	1,010,693

		1,223,470

Engineering & Construction—0.4%
Aeropuerto Internacional de Tocumen S.A. 4.000%, 08/11/41 (144A)	363,000	373,144
5.125%, 08/11/61 (144A)	404,000	422,988
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 06/05/34 (144A)	919,203	691,701
Rutas 2 and 7 Finance, Ltd. Zero Coupon, 09/30/36 (144A)	650,000	482,625
State Agency of Roads of Ukraine 6.250%, 06/24/28 (144A)	1,144,000	1,131,832

		3,102,290

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.1%
BRF GmbH 4.350%, 09/29/26	221,000	$227,301
Mondelez International, Inc. 0.250%, 09/09/29 (144A) (EUR)	692,000	785,905

		1,013,206

Forest Products & Paper—0.4%
Inversiones CMPC S.A. 3.850%, 01/13/30 (144A)	275,000	290,812
Suzano Austria GmbH 3.750%, 01/15/31	1,740,000	1,787,415
WEPA Hygieneprodukte GmbH 2.875%, 12/15/27 (144A) (EUR)	197,000	222,536
2.875%, 12/15/27 (EUR)	570,000	643,885

		2,944,648

Gas—0.1%
Grupo Energia Bogota S.A. ESP 4.875%, 05/15/30 (144A)	501,000	566,756

Healthcare-Products—0.2%
Avantor Funding, Inc. 2.625%, 11/01/25 (EUR)	225,000	266,368
2.625%, 11/01/25 (144A) (EUR)	524,000	620,341
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/29 (144A)	685,000	685,000

		1,571,709

Healthcare-Services—0.1%
Centene Corp. 2.450%, 07/15/28	413,000	415,065
Tenet Healthcare Corp. 4.625%, 07/15/24	288,000	292,320

		707,385

Home Builders—0.1%
MDC Holdings, Inc. 6.000%, 01/15/43	771,000	970,689

Insurance—0.7%
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (e)	700,000	996,911
CNP Assurances 2.500%, 3M EURIBOR + 3.650%, 06/30/51 (EUR) (e)	300,000	372,766
Credit Agricole Assurances S.A. 4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (e)	600,000	851,387
Liberty Mutual Group, Inc. 3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (e)	695,000	840,878
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 (144A)	567,000	988,260
Principal Financial Group, Inc. 3.169%, 3M LIBOR + 3.044%, 05/15/55 (c) (e)	300,000	300,698
Prudential Financial, Inc. 5.200%, 3M LIBOR + 3.040%, 03/15/44 (e)	642,000	686,851

Insurance—(Continued)
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (e)	589,000	621,395

		5,659,146

Internet—0.6%
Baidu, Inc. 1.625%, 02/23/27	473,000	466,604
3.075%, 04/07/25	284,000	297,897
Netflix, Inc. 3.625%, 05/15/27 (EUR)	300,000	401,368
4.625%, 05/15/29 (EUR)	492,000	713,837
Prosus NV 3.680%, 01/21/30 (144A)	1,951,000	2,024,086
Weibo Corp. 3.375%, 07/08/30	850,000	848,750

		4,752,542

Investment Companies—0.8%
Huarong Finance Co., Ltd. 3.250%, 11/13/24	400,000	374,000
3.750%, 04/27/22	470,000	458,838
3.750%, 05/29/24	208,000	197,600
4.500%, 05/29/29	288,000	264,240
Huarong Finance II Co., Ltd. 4.625%, 06/03/26	616,000	586,740
4.875%, 11/22/26	294,000	283,343
5.000%, 11/19/25	699,000	679,777
5.500%, 01/16/25	1,457,000	1,438,787
JAB Holdings B.V. 1.000%, 12/20/27 (EUR)	900,000	1,065,473
MDC-GMTN B.V. 4.500%, 11/07/28	1,356,000	1,579,740

		6,928,538

Iron/Steel—0.1%
CSN Resources S.A. 4.625%, 06/10/31 (144A)	677,000	668,537

Leisure Time—0.1%
Carnival plc 1.000%, 10/28/29 (EUR)	798,000	716,936

Lodging—0.1%
Las Vegas Sands Corp. 3.900%, 08/08/29	978,000	996,890

Machinery-Diversified—0.3%
Colfax Corp. 3.250%, 05/15/25 (EUR)	770,000	898,173
TK Elevator Midco GmbH 4.375%, 07/15/27 (144A) (EUR)	1,000,000	1,209,039

		2,107,212

Media—0.4%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.500%, 08/15/30 (144A)	162,000	167,139
4.500%, 06/01/33 (144A)	577,000	587,224

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.800%, 03/01/50	107,000	$120,076
5.125%, 07/01/49	502,000	590,476
Discovery Communications LLC 4.650%, 05/15/50	181,000	209,753
5.200%, 09/20/47	613,000	763,748
5.300%, 05/15/49	264,000	329,796
Globo Comunicacao e Participacoes S.A. 4.875%, 01/22/30 (144A) (c)	421,000	417,001

		3,185,213

Mining—1.2%
Cia de Minas Buenaventura SAA 5.500%, 07/23/26 (144A)	857,000	847,187
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	1,605,000	1,640,147
3.150%, 01/14/30	369,000	380,815
3.750%, 01/15/31 (144A) (c)	203,000	218,377
Gold Fields Orogen Holdings BVI, Ltd. 5.125%, 05/15/24 (144A)	407,000	438,054
Indonesia Asahan Aluminium Persero PT 5.800%, 05/15/50 (144A)	534,000	624,112
Nexa Resources S.A. 6.500%, 01/18/28	2,560,000	2,810,906
Vedanta Resources Finance II plc 13.875%, 01/21/24	908,000	981,775
Volcan Cia Minera SAA 4.375%, 02/11/26 (144A)	385,000	374,798
4.375%, 02/11/26	1,387,000	1,350,244

		9,666,415

Miscellaneous Manufacturing—0.0%
General Electric Co. 1.875%, 05/28/27 (EUR)	111,000	139,129

Oil & Gas—5.4%
BP Capital Markets plc 3.625%, 5Y EUR Swap + 4.120%, 03/22/29 (EUR) (e)	875,000	1,097,175
Devon Energy Corp. 5.600%, 07/15/41	985,000	1,227,362
Ecopetrol S.A. 6.875%, 04/29/30	1,526,000	1,786,183
7.375%, 09/18/43	1,645,000	1,928,762
Eni S.p.A. 3.375%, 5Y EUR Swap + 3.641%, 07/13/29 (EUR) (e)	935,000	1,153,781
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	2,245,000	1,941,947
Gran Tierra Energy, Inc. 7.750%, 05/23/27 (144A)	355,000	307,608
7.750%, 05/23/27	482,000	417,653
KazMunayGas National Co. JSC 5.750%, 04/19/47	1,179,000	1,414,659
Kosmos Energy, Ltd. 7.500%, 03/01/28 (144A)	545,000	528,650
Leviathan Bond, Ltd. 6.125%, 06/30/25 (144A)	324,995	352,053
6.750%, 06/30/30 (144A)	531,793	587,631

Oil & Gas—(Continued)
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26 (144A) (c)	622,000	660,875
NAK Naftogaz Ukraine via Kondor Finance plc 7.625%, 11/08/26 (144A)	505,000	502,528
Oil and Gas Holding Co. BSCC (The) 7.500%, 10/25/27	1,830,000	2,001,562
7.625%, 11/07/24	1,079,000	1,182,139
Pertamina Persero PT 5.625%, 05/20/43	607,000	718,822
6.000%, 05/03/42	1,299,000	1,606,061
6.450%, 05/30/44	684,000	891,218
6.500%, 05/27/41	744,000	958,021
Petrobras Global Finance B.V. 8.750%, 05/23/26	888,000	1,119,102
Petroleos Mexicanos 5.950%, 01/28/31 (c)	666,000	645,620
6.500%, 03/13/27	2,524,000	2,665,622
6.750%, 09/21/47	2,808,000	2,449,039
6.840%, 01/23/30	1,563,000	1,614,407
6.950%, 01/28/60	4,584,000	4,005,958
7.690%, 01/23/50	1,169,000	1,106,926
PTTEP Treasury Center Co., Ltd. 3.903%, 12/06/59 (144A) (c)	376,000	393,038
Qatar Petroleum 3.300%, 07/12/51 (144A)	977,000	986,770
SEPLAT Energy plc 7.750%, 04/01/26 (144A)	966,000	1,005,848
SierraCol Energy Andina LLC 6.000%, 06/15/28 (144A)	400,000	391,080
Sinopec Group Overseas Development, Ltd. 2.700%, 05/13/30	1,903,000	1,945,802
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/30	701,000	862,606
Suncor Energy, Inc. 6.500%, 06/15/38	248,000	344,551
6.850%, 06/01/39	252,000	363,177
Tengizchevroil Finance Co. International, Ltd. 3.250%, 08/15/30	730,000	739,505
3.250%, 08/15/30 (144A)	552,000	559,187
TotalEnergies SE 1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (e)	595,000	690,073
Tullow Oil plc 10.250%, 05/15/26 (144A)	1,440,000	1,503,734
UGI International LLC 3.250%, 11/01/25 (EUR)	510,000	598,957

		45,255,692

Packaging & Containers—0.3%
Ardagh Metal Packaging Finance USA LLC 2.000%, 09/01/28 (144A) (EUR)	945,000	1,101,482
3.250%, 09/01/28 (144A)	579,000	577,553
Klabin Austria GmbH 3.200%, 01/12/31 (144A)	535,000	510,262
3.200%, 01/12/31	465,000	443,498

		2,632,795

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.3%
Bayer AG 0.375%, 07/06/24 (EUR)	1,200,000	$1,406,898
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (144A) (EUR)	153,000	179,221
Grifols S.A. 1.625%, 02/15/25 (144A) (EUR)	817,000	946,391

		2,532,510

Pipelines—0.6%
Energy Transfer L.P. 6.250%, 04/15/49	1,050,000	1,379,711
Oleoducto Central S.A. 4.000%, 07/14/27 (144A)	260,000	267,800
Peru LNG Srl 5.375%, 03/22/30	1,453,000	1,176,930
Southern Gas Corridor CJSC 6.875%, 03/24/26	454,000	534,158
Transportadora de Gas Internacional S.A. ESP 5.550%, 11/01/28	854,000	970,827
Venture Global Calcasieu Pass LLC 3.875%, 08/15/29 (144A)	515,000	530,476

		4,859,902

Real Estate—0.3%
ADLER Group S.A. 3.250%, 08/05/25 (EUR)	900,000	917,413
Central China Real Estate, Ltd. 7.750%, 05/24/24	203,000	123,722
China Aoyuan Group, Ltd. 5.375%, 09/13/22	216,000	194,930
5.880%, 03/01/27	203,000	154,636
China SCE Group Holdings, Ltd. 6.000%, 02/04/26	203,000	181,685
KWG Group Holdings, Ltd. 6.000%, 08/14/26	202,000	179,101
RKPF Overseas 2019 A, Ltd. 6.000%, 09/04/25	202,000	193,947
Ronshine China Holdings, Ltd. 7.100%, 01/25/25	203,000	138,020
Sunac China Holdings, Ltd. 5.950%, 04/26/24	202,000	159,176
Times China Holdings, Ltd. 5.750%, 01/14/27	203,000	179,695
Yango Justice International, Ltd. 7.500%, 02/17/25	203,000	132,031
Yuzhou Group Holdings Co., Ltd. 6.350%, 01/13/27	203,000	130,219
Zhenro Properties Group, Ltd. 6.630%, 01/07/26	203,000	171,401

		2,855,976

Real Estate Investment Trusts—0.3%
Digital Euro Finco LLC 2.500%, 01/16/26 (EUR)	1,090,000	1,378,238

Real Estate Investment Trusts—(Continued)
Vornado Realty L.P. 3.400%, 06/01/31	906,000	937,526

		2,315,764

Software—0.0%
Fidelity National Information Services, Inc. 0.625%, 12/03/25 (EUR)	141,000	166,737
1.000%, 12/03/28 (EUR)	149,000	177,543

		344,280

Sovereign—0.2%
CBB International Sukuk Programme Co. SPC 4.500%, 03/30/27 (144A)	1,049,000	1,098,827
Hazine Mustesarligi Varlik Kiralama A/S 5.125%, 06/22/26 (144A)	458,000	452,440

		1,551,267

Telecommunications—0.7%
AT&T, Inc. 2.875%, 5M EURIBOR ICE Swap + 3.140%, 03/02/25 (EUR) (e)	400,000	468,552
CK Hutchison Group Telecom Finance S.A. 0.750%, 04/17/26 (EUR)	1,035,000	1,227,776
Deutsche Telekom International Finance B.V. 8.875%, 11/27/28 (GBP)	530,000	1,051,942
Digicel Group, Ltd. 10.000%, 04/01/24 (f)	1,935,879	1,935,879
Xiaomi Best Time International, Ltd. 2.875%, 07/14/31 (144A)	1,074,000	1,064,017

		5,748,166

Transportation—0.6%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 05/07/30 (144A)	200,000	216,827
5.000%, 01/25/47	200,000	239,250
FedEx Corp. 0.450%, 05/04/29 (EUR)	924,000	1,062,580
InPost S.A. 2.250%, 07/15/27 (144A) (EUR)	145,000	169,420
Lima Metro Line 2 Finance, Ltd.
4.350%, 04/05/36	522,703	558,770
4.350%, 04/05/36 (144A)	292,477	312,657
5.875%, 07/05/34	1,599,260	1,871,151
MV24 Capital B.V. 6.748%, 06/01/34 (144A)	361,369	381,519

		4,812,174

Total Corporate Bonds & Notes (Cost $230,535,306)		238,129,489

Asset-Backed Securities—2.6%

Asset-Backed - Other—2.5%
Ares XXXIV CLO, Ltd. 2.134%, 3M LIBOR + 2.000%, 04/17/33 (144A) (e)	1,960,584	1,962,088

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Balboa Bay Loan Funding Ltd. Zero Coupon, 3M LIBOR + 1.200%, 07/20/34 (144A) (e)	1,350,416	$1,351,368
Black Diamond CLO, Ltd. 1.568%, 3M LIBOR + 1.430%, 07/23/32 (144A) (e)	2,121,980	2,122,076
Dryden 78 CLO, Ltd.
2.084%, 3M LIBOR + 1.950%, 04/17/33 (144A) (e)	3,000,000	3,004,785
3.134%, 3M LIBOR + 3.000%, 04/17/33 (144A) (e)	272,928	273,420
Elmwood CLO IX, Ltd. 1.269%, 3M LIBOR + 1.130%, 07/20/34 (144A) (e)	563,280	563,792
Flatiron CLO 21, Ltd.
1.261%, 3M LIBOR + 1.110%, 07/19/34 (144A) (e)	1,562,322	1,563,778
3.051%, 3M LIBOR + 2.900%, 07/19/34 (144A) (e)	3,625,000	3,619,276
Neuberger Berman CLO Ltd. 1.241%, 3M LIBOR + 1.130%, 07/17/35 (144A) (e)	1,374,102	1,374,832
Octagon Investment Partners, Ltd. 3.225%, 3M LIBOR + 3.100%, 01/24/33 (144A) (e)	1,509,124	1,523,391
OZLM, Ltd. 1.676%, 3M LIBOR + 1.550%, 04/15/31 (144A) (e)	3,000,000	2,998,437
Pikes Peak CLO 1.322%, 3M LIBOR + 1.170%, 07/20/34 (144A) (e)	968,631	968,375

		21,325,618

Asset-Backed - Student Loan—0.1%
Nelnet Student Loan Trust 2.530%, 04/20/62 (144A)	548,158	540,636

Total Asset-Backed Securities (Cost $21,806,862)		21,866,254

U.S. Treasury & Government Agencies—2.4%

Agency Sponsored Mortgage - Backed—2.4%
Connecticut Avenue Securities Trust (CMO)
2.086%, 1M LIBOR + 2.000%, 07/25/39 (144A) (e)	72,029	72,211
2.186%, 1M LIBOR + 2.100%, 09/25/39 (144A) (e)	176,415	176,948
2.186%, 1M LIBOR + 2.100%, 10/25/39 (144A) (e)	148,094	148,827
2.236%, 1M LIBOR + 2.150%, 09/25/31 (144A) (e)	707,526	711,757
2.386%, 1M LIBOR + 2.300%, 08/25/31 (144A) (e)	680,920	685,550
2.486%, 1M LIBOR + 2.400%, 04/25/31 (144A) (e)	1,221,834	1,227,536
Fannie Mae Connecticut Avenue Securities (CMO)
2.186%, 1M LIBOR + 2.100%, 03/25/31 (e)	2,024,913	2,046,468
2.336%, 1M LIBOR + 2.250%, 07/25/30 (e)	2,130,305	2,158,145
2.486%, 1M LIBOR + 2.400%, 05/25/30 (e)	2,058,139	2,087,934
3.736%, 1M LIBOR + 3.650%, 09/25/29 (e)	614,181	639,889
10.336%, 1M LIBOR + 10.250%, 01/25/29 (e)	477,792	538,538
Freddie Mac STACR Trust (CMO)
1.700%, SOFR + 1.650%, 01/25/34 (144A) (e)	278,433	280,708
2.036%, 1M LIBOR + 1.950%, 10/25/49 (144A) (e)	142,629	143,180
2.136%, 1M LIBOR + 2.050%, 07/25/49 (144A) (e)	107,824	109,059
2.386%, 1M LIBOR + 2.300%, 10/25/48 (144A) (e)	2,000,000	2,026,901
2.436%, 1M LIBOR + 2.350%, 02/25/49 (144A) (e)	304,770	308,118
2.736%, 1M LIBOR + 2.650%, 01/25/49 (144A) (e)	4,433,470	4,500,900
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.736%, 1M LIBOR + 2.650%, 12/25/29 (e)	556,795	569,300
5.236%, 1M LIBOR + 5.150%, 11/25/28 (e)	1,486,134	1,533,752

Total U.S. Treasury & Government Agencies (Cost $19,776,562)		19,965,721

Mortgage-Backed Securities—2.2%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.0%
Bellemeade Re, Ltd.
1.050%, SOFR + 1.000%, 09/25/31 (144A) (e)	470,651	472,360
1.686%, 1M LIBOR + 1.600%, 07/25/29 (144A) (e)	766,877	769,092
2.586%, 1M LIBOR + 2.500%, 10/25/29 (144A) (e)	228,716	230,502
2.686%, 1M LIBOR + 2.600%, 06/25/30 (144A) (e)	134,455	134,489
2.936%, 1M LIBOR + 2.850%, 10/25/29 (144A) (e)	486,000	488,899
3.186%, 1M LIBOR + 3.100%, 04/25/29 (144A) (e)	750,000	758,475
Home Re, Ltd.
3.336%, 1M LIBOR + 3.250%, 05/25/29 (144A) (e)	1,600,000	1,621,455
5.336%, 1M LIBOR + 5.250%, 10/25/30 (144A) (e)	1,300,000	1,351,999
Mortgage Insurance-Linked Notes
1.950%, SOFR + 1.900%, 02/25/34 (144A) (e)	642,437	644,024
2.986%, 1M LIBOR + 2.900%, 11/26/29 (144A) (e)	2,443,038	2,443,037
Oaktown Re III, Ltd. 2.636%, 1M LIBOR + 2.550%, 07/25/29 (144A) (e)	1,500,000	1,508,912
PMT Credit Risk Transfer Trust
2.437%, 1M LIBOR + 2.350%, 02/27/23 (144A)† (e)	1,202,756	1,206,762
2.787%, 1M LIBOR + 2.700%, 10/27/22 (144A) (e)	40,324	40,544
2.837%, 1M LIBOR + 2.750%, 05/27/23 (144A) (e)	404,875	400,827
Radnor RE, Ltd.
2.786%, 1M LIBOR + 2.700%, 03/25/28 (144A) (e)	1,600,000	1,613,086
3.286%, 1M LIBOR + 3.200%, 02/25/29 (144A) (e)	2,751,041	2,778,939

		16,463,402

Commercial Mortgage-Backed Securities—0.2%
BFLD Trust 1.684%, 1M LIBOR + 1.600%, 06/15/38 (144A) (e)	310,000	310,187
JPMorgan Chase Commercial Mortgage Securities Trust 4.508%, 12/15/47 (144A) (e)	1,500,000	1,125,105

		1,435,292

Total Mortgage-Backed Securities (Cost $16,664,210)		17,898,694

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $8,914,178; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $9,092,509.	8,914,178	8,914,178

Total Short-Term Investments (Cost $8,914,178)		8,914,178

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (g)—0.6%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.5%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $600,003; collateralized by various Common Stock with an aggregate market value of $666,741.	600,000	$600,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $906,404; collateralized by U.S. Treasury Note with rates ranging from 0.125% - 0.875%, maturity dates ranging from 07/15/22 - 01/15/31, and an aggregate market value of $924,531.	906,403	906,403
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $1,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,000,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $1,000,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $1,020,000.	1,000,000	1,000,000

		4,506,403

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	51,798	51,798

Mutual Funds—0.1%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	200,000	200,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (h)	100,000	100,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	200,000	200,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (h)	200,000	200,000

		700,000

Total Securities Lending Reinvestments (Cost $5,258,200)		5,258,201

Total Investments—98.3% (Cost $831,809,704)		821,106,178
Other assets and liabilities (net)—1.7%		14,381,536

Net Assets—100.0%		$835,487,714

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $1,206,762, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $7,153,345 and the collateral received consisted of cash in the amount of $5,258,201 and non-cash collateral with a value of $2,150,258. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $215,413,659, which is 25.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
PMT Credit Risk Transfer Trust, 2.437%, 02/27/23	02/11/20	$1,202,756	$1,202,756	$1,206,762

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,252,552	CBNA	11/09/21	USD	2,343,955	$7,824
AUD	1,062,264	SSBT	11/09/21	USD	768,652	(575)
CAD	11,346,315	BOA	11/19/21	USD	8,934,916	22,550
EUR	1,105,272	CBNA	11/08/21	USD	1,295,057	(13,923)
EUR	1,161,590	CBNA	11/08/21	USD	1,362,682	(16,270)
EUR	1,211,764	CBNA	11/08/21	USD	1,436,910	(32,340)
EUR	8,576,283	CBNA	11/08/21	USD	10,152,278	(211,411)
EUR	1,087,957	HSBCU	11/08/21	USD	1,279,333	(18,270)
EUR	4,081,429	JPMC	11/08/21	USD	4,849,019	(118,189)
EUR	1,479,460	MSC	11/08/21	USD	1,731,954	(17,095)
EUR	2,525,692	MSC	11/08/21	USD	2,995,703	(68,144)
EUR	1,888,557	SCB	11/08/21	USD	2,238,216	(49,168)
EUR	90,508	SSBT	11/08/21	USD	106,975	(2,067)
EUR	138,928	SSBT	11/08/21	USD	164,723	(3,689)
EUR	150,199	SSBT	11/08/21	USD	176,324	(2,227)
EUR	286,188	SSBT	11/08/21	USD	334,755	(3,031)
EUR	813,437	SSBT	11/08/21	USD	959,368	(16,504)
EUR	1,108,132	SSBT	11/08/21	USD	1,300,352	(15,903)
GBP	415,074	UBSA	11/10/21	USD	574,164	(14,872)
JPY	204,502,428	BOA	11/17/21	USD	1,861,104	(23,081)
JPY	134,635,035	CBNA	11/17/21	USD	1,230,029	(19,959)

Contracts to Deliver
AUD	1,371,413	ANZ	11/09/21	USD	993,005	1,395
AUD	22,348,130	CBNA	11/09/21	USD	16,094,922	(64,041)
AUD	1,373,502	CBNA	11/09/21	USD	999,912	6,793
AUD	2,395,055	DBAG	11/09/21	USD	1,757,980	26,220
CAD	31,275,805	MSC	11/19/21	USD	24,438,463	(252,546)
CAD	11,477,042	MSC	11/19/21	USD	8,967,995	(92,675)
CAD	1,895,314	MSC	11/19/21	USD	1,480,971	(15,304)
CNY	37,446	BNP	12/09/21	USD	5,767	(1)
COP	9,147,090,435	MSC	11/12/21	USD	2,381,435	(14,228)
EUR	594,431	BOA	11/08/21	USD	700,294	11,282
EUR	1,875,769	MSC	11/08/21	USD	2,218,288	44,064
EUR	715,224	MSC	11/08/21	USD	848,378	19,354
EUR	661,092	MSC	11/08/21	USD	784,231	17,952
EUR	4,228,871	NWM	11/08/21	USD	5,028,174	126,442
EUR	152,446,967	SSBT	11/08/21	USD	181,174,531	4,471,520
EUR	20,305,138	SSBT	11/08/21	USD	24,131,499	595,583
EUR	3,683,620	SSBT	11/08/21	USD	4,377,772	108,047
EUR	1,795,892	SSBT	11/08/21	USD	2,135,085	53,447
EUR	426,934	SSBT	11/08/21	USD	507,387	12,523
EUR	343,048	SSBT	11/08/21	USD	405,128	7,496
EUR	319,159	SSBT	11/08/21	USD	375,541	5,601
EUR	203,379	SSBT	11/08/21	USD	238,693	2,954
EUR	166,905	SSBT	11/08/21	USD	198,761	5,299
EUR	143,927	SSBT	11/08/21	USD	169,263	2,436
EUR	108,385	SSBT	11/08/21	USD	127,552	1,922
EUR	104,942	SSBT	11/08/21	USD	124,089	2,449
EUR	101,457	SSBT	11/08/21	USD	119,260	1,660
EUR	271,505	SSBT	11/08/21	USD	314,957	252
EUR	1,209,220	UBSA	11/08/21	USD	1,417,380	15,759
GBP	16,001,723	GSI	11/10/21	USD	21,978,167	416,638
GBP	2,798,089	GSI	11/10/21	USD	3,843,140	72,854
IDR	49,486,181,576	HSBCU	10/15/21	USD	3,361,285	(92,648)

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
IDR	14,925,164,076	HSBCU	10/15/21	USD	1,013,772	$(27,943)
JPY	7,105,317,065	CBNA	11/17/21	USD	64,900,654	1,039,644
JPY	681,687,423	SSBT	11/17/21	USD	6,221,034	94,179
JPY	31,438,867	SSBT	11/17/21	USD	286,785	4,219
KRW	22,971,345,214	MSC	10/28/21	USD	20,143,765	750,495
KRW	8,858,330	MSC	10/28/21	USD	7,768	289
MXN	748,694	SSBT	10/28/21	USD	36,539	398
MXN	118,724,028	UBSA	10/28/21	USD	5,792,264	61,167
MXN	70,764,547	UBSA	10/28/21	USD	3,452,434	36,458
MYR	9,514,791	GSI	12/22/21	USD	2,288,419	23,487
NZD	6,608,131	ANZ	10/15/21	USD	4,694,456	132,786
RUB	332,257,776	DBAG	12/15/21	USD	4,508,797	3,025
SGD	37,824	SSBT	11/10/21	USD	27,790	(65)
THB	94,869,947	SSBT	10/07/21	USD	2,905,246	101,418
ZAR	147,099,063	GSI	11/24/21	USD	10,261,969	560,726
ZAR	61,223,344	MSC	11/24/21	USD	4,271,089	233,385

Net Unrealized Appreciation						$7,895,823

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/21	69	AUD	9,761,607	$(128,418)
Euro-Bund Futures	12/08/21	90	EUR	15,283,800	(236,395)
Japanese Government 10 Year Bond Futures	12/13/21	6	JPY	908,220,000	(10,757)
U.S. Treasury Long Bond Futures	12/21/21	77	USD	12,259,844	(253,869)
U.S. Treasury Note 10 Year Futures	12/21/21	152	USD	20,004,625	(229,969)
U.S. Treasury Note 5 Year Futures	12/31/21	570	USD	69,963,047	(460,266)
United Kingdom Long Gilt Bond Futures	12/29/21	27	GBP	3,379,050	(49,101)

Futures Contracts—Short
Euro-Bobl Futures	12/08/21	(180)	EUR	(24,287,400)	158,012
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	(77)	USD	(11,184,250)	161,151
U.S. Treasury Ultra Long Bond Futures	12/21/21	(20)	USD	(3,821,250)	111,134

Net Unrealized Depreciation					$(938,478)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC-5 Yr. IRS	1.380%	MSC	3M LIBOR	Pay	10/20/21	(4,426,000)	USD	(4,426,000)	$(33,549)	$(74,557)	$(41,008)

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPI	Maturity	2.348%	Maturity	02/22/51	USD	2,730,000	$(204,269)	$—	$(204,269)
Pay	3M CDOR	Semi-Annually	1.980%	Semi-Annually	05/22/24	CAD	17,359,000	305,165	6	305,159
Pay	7 Day CNRR	Quarterly	2.855%	Quarterly	11/22/24	CNY	26,130,000	57,870	—	57,870
Pay	7 Day CNRR	Quarterly	1.780%	Quarterly	05/06/25	CNY	40,620,000	(135,317)	—	(135,317)
Pay	7 Day CNRR	Quarterly	2.360%	Quarterly	07/01/25	CNY	50,360,000	(18,053)	—	(18,053)
Pay	7 Day CNRR	Quarterly	2.528%	Quarterly	09/15/26	CNY	38,340,000	9,504	—	9,504
Pay	7 Day CNRR	Quarterly	2.568%	Quarterly	07/20/25	CNY	79,220,000	61,095	—	61,095
Pay	7 Day CNRR	Quarterly	2.585%	Quarterly	08/03/25	CNY	41,560,000	35,611	—	35,611
Pay	7 Day CNRR	Quarterly	2.595%	Quarterly	11/02/25	CNY	40,400,000	34,766	—	34,766
Pay	7 Day CNRR	Quarterly	2.598%	Quarterly	07/16/25	CNY	79,300,000	75,317	—	75,317
Pay	7 Day CNRR	Quarterly	2.600%	Quarterly	09/29/25	CNY	40,730,000	37,400	—	37,400
Pay	7 Day CNRR	Quarterly	2.605%	Quarterly	02/04/25	CNY	25,990,000	26,680	—	26,680
Pay	7 Day CNRR	Quarterly	2.800%	Quarterly	02/01/26	CNY	47,100,000	99,988	—	99,988
Pay	7 Day CNRR	Quarterly	2.983%	Quarterly	01/06/25	CNY	69,210,000	198,227	—	198,227
Receive	3M LIBOR	Semi-Annually	1.854%	Quarterly	02/22/51	USD	4,310,000	(25,776)	—	(25,776)
Receive	6M EURIBOR	Annually	0.022%	Semi-Annually	11/10/50	EUR	3,820,000	585,177	28,896	556,281
Receive	6M EURIBOR	Annually	0.122%	Semi-Annually	09/30/50	EUR	3,800,000	457,973	—	457,973

Totals								$1,601,358	$28,902	$1,572,456

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	6M EURIBOR	Semi-Annually	(0.017)%	Semi-Annually	09/30/50	MSC	EUR	3,800,000	$(628,197)	$—	$(628,197)
Pay	6M EURIBOR	Semi-Annually	(0.043)%	Semi-Annually	11/10/50	MSC	EUR	3,820,000	(665,774)	—	(665,774)

Totals									$(1,293,971)	$—	$(1,293,971)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.36.V1	(1.000%)	Quarterly	12/20/26	1.816%	USD	10,960,000	$437,800	$363,632	$74,168
CDX.NA.HY.37.V1	(5.000%)	Quarterly	12/20/26	2.993%	USD	25,350,000	(2,375,811)	(2,370,273)	(5,538)

Totals							$(1,938,011)	$(2,006,641)	$68,630

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	68.764%	USD	4,820,230	$(2,168,191)	$(958,384)	$(1,209,807)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	68.764%	USD	1,662,979	(748,026)	(323,333)	(424,693)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	68.764%	USD	4,820,230	(2,168,191)	(954,172)	(1,214,019)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	39.601%	USD	947,000	(269,451)	(79,100)	(190,351)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	39.601%	USD	1,421,000	(404,318)	(118,096)	(286,222)

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	39.601%	USD	10,939,000	$(3,112,484)	$(936,498)	$(2,175,986)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	39.601%	USD	947,000	(269,451)	(78,723)	(190,728)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	39.601%	USD	474,000	(134,868)	(39,393)	(95,475)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	39.601%	USD	5,485,000	(1,560,652)	(559,530)	(1,001,122)

Totals								$(10,835,632)	$(4,047,229)	$(6,788,403)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDOR)—	Canadian Dollar Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(CPI)—	Consumer Price Index
(EURIBOR)—	Euro InterBank Offered Rate

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(STACR)—	Structured Agency Credit Risk

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1		Level 2	Level 3		Total
Total Foreign Government*		$—	$509,073,641		$—	$509,073,641
Total Corporate Bonds & Notes*		—	238,129,489		—	238,129,489
Total Asset-Backed Securities*		—	21,866,254		—	21,866,254
Total U.S. Treasury & Government Agencies*		—	19,965,721		—	19,965,721
Total Mortgage-Backed Securities*		—	17,898,694		—	17,898,694
Total Short-Term Investment*		—	8,914,178		—	8,914,178
Securities Lending Reinvestments
Repurchase Agreements		—	4,506,403		—	4,506,403
Time Deposit		—	51,798		—	51,798
Mutual Funds		700,000	—		—	700,000
Total Securities Lending Reinvestments		700,000	4,558,201		—	5,258,201
Total Investments		$700,000	$820,406,178		$—	$821,106,178

Collateral for Securities Loaned (Liability)	$		$(5,258,201)	$		$(5,258,201)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)		$—	$9,101,992		$—	$9,101,992
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)		—	(1,206,169)		—	(1,206,169)
Total Forward Contracts		$—	$7,895,823		$—	$7,895,823
Futures Contracts
Futures Contracts (Unrealized Appreciation)		$430,297	$—		$—	$430,297
Futures Contracts (Unrealized Depreciation)		(1,368,775)	—		—	(1,368,775)
Total Futures Contracts		$(938,478)	$—		$—	$(938,478)
Total Written Options at Value		$—	$(74,557)		$—	$(74,557)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)		$—	$2,030,039		$—	$2,030,039
Centrally Cleared Swap Contracts (Unrealized Depreciation)		—	(388,953)		—	(388,953)
Total Centrally Cleared Swap Contracts		$—	$1,641,086		$—	$1,641,086
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)		—	(12,129,603)		—	(12,129,603)
Total OTC Swap Contracts		$—	$(12,129,603)		$—	$(12,129,603)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-41

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio)

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
General Dynamics Corp.	23,187	$4,545,348

Auto Components—3.3%
Aptiv plc (a)	41,600	6,197,152
Lear Corp. (b)	67,299	10,530,947

		16,728,099

Banks—5.0%
Fifth Third Bancorp	238,259	10,111,712
PacWest Bancorp	82,412	3,734,912
Regions Financial Corp.	364,041	7,757,714
Zions Bancorp N.A. (b)	57,604	3,565,111

		25,169,449

Beverages—2.3%
Keurig Dr Pepper, Inc.	339,482	11,596,705

Building Products—5.4%
Builders FirstSource, Inc. (a)	78,713	4,072,611
Carlisle Cos., Inc.	86,680	17,231,117
Masco Corp.	109,677	6,092,557

		27,396,285

Capital Markets—1.8%
LPL Financial Holdings, Inc.	59,128	9,268,905

Chemicals—2.3%
Celanese Corp.	41,484	6,249,150
Diversey Holdings, Ltd. (a) (b)	132,902	2,131,748
FMC Corp. (b)	35,605	3,259,994

		11,640,892

Commercial Services & Supplies—2.6%
Republic Services, Inc.	110,990	13,325,459

Communications Equipment—0.9%
Juniper Networks, Inc. (b)	169,161	4,655,311

Construction & Engineering—1.8%
API Group Corp. (a)	104,163	2,119,717
MasTec, Inc. (a)	82,426	7,111,715

		9,231,432

Consumer Finance—1.7%
Discover Financial Services	70,847	8,703,554

Containers & Packaging—0.8%
AptarGroup, Inc.	33,545	4,003,596

Distributors—2.2%
LKQ Corp. (a) (b)	222,503	11,196,351

Electric Utilities—3.5%
American Electric Power Co., Inc.	124,841	10,134,592

Electric Utilities—(Continued)
FirstEnergy Corp.	208,966	7,443,369

		17,577,961

Energy Equipment & Services—1.0%
Baker Hughes Co.	54,974	1,359,507
NOV, Inc. (a) (b)	295,280	3,871,121

		5,230,628

Equity Real Estate Investment Trusts—3.2%
American Campus Communities, Inc.	140,709	6,817,351
Equity LifeStyle Properties, Inc.	24,326	1,899,861
Invitation Homes, Inc.	195,358	7,488,072

		16,205,284

Food & Staples Retailing—2.0%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	182,295	10,011,641

Food Products—1.2%
Lamb Weston Holdings, Inc. (b)	94,517	5,800,508

Health Care Equipment & Supplies—4.3%
Alcon, Inc. (b)	158,518	12,755,943
Zimmer Biomet Holdings, Inc.	62,518	9,150,135

		21,906,078

Health Care Providers & Services—3.2%
Humana, Inc.	21,740	8,460,121
Universal Health Services, Inc. - Class B	54,237	7,504,774

		15,964,895

Hotels, Restaurants & Leisure—3.4%
Expedia Group, Inc. (a)	58,225	9,543,078
Yum China Holdings, Inc. (b)	134,167	7,796,444

		17,339,522

Household Durables—2.8%
DR Horton, Inc.	135,016	11,337,293
Helen of Troy, Ltd. (a)	12,176	2,735,704

		14,072,997

Household Products—3.9%
Church & Dwight Co., Inc. (b)	100,791	8,322,313
Reynolds Consumer Products, Inc. (b)	406,815	11,122,322

		19,444,635

Insurance—8.4%
Allstate Corp. (The)	70,806	9,014,312
Arch Capital Group, Ltd. (a)	352,855	13,472,004
Brown & Brown, Inc.	238,537	13,226,876
Loews Corp.	121,714	6,564,036

		42,277,228

BHFTI-42

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio)

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—4.7%
Amdocs, Ltd.	170,276	$12,891,596
Euronet Worldwide, Inc. (a)	85,349	10,863,221

		23,754,817

Machinery—4.1%
Donaldson Co., Inc.	80,433	4,617,658
Gates Industrial Corp. plc (a)	245,656	3,996,823
Stanley Black & Decker, Inc.	67,705	11,869,364

		20,483,845

Metals & Mining—1.1%
Freeport-McMoRan, Inc.	161,905	5,266,770

Mortgage Real Estate Investment Trusts—1.2%
Annaly Capital Management, Inc.	739,833	6,229,394

Oil, Gas & Consumable Fuels—3.7%
Devon Energy Corp.	89,022	3,161,171
EOG Resources, Inc.	84,483	6,781,450
Hess Corp.	42,984	3,357,480
Valero Energy Corp. (b)	76,057	5,367,343

		18,667,444

Professional Services—2.1%
Jacobs Engineering Group, Inc.	79,637	10,554,292

Real Estate Management & Development—3.0%
CBRE Group, Inc. - Class A (a)	155,242	15,114,361

Software—2.1%
ironSource, Ltd. - Class A (a) (b)	208,894	2,270,678
NCR Corp. (a)	211,250	8,188,050

		10,458,728

Special Purpose Acquisition Companies—1.5%
Liberty Media Acquisition Corp. - Class A (a)	83,370	840,370
Pershing Square Tontine Holdings, Ltd. - Class A (a)	329,776	6,496,587

		7,336,957

Specialty Retail—1.5%
Best Buy Co., Inc.	71,591	7,567,885

Trading Companies & Distributors—3.9%
AerCap Holdings NV (a)	271,570	15,699,462
United Rentals, Inc. (a) (b)	10,978	3,852,509

		19,551,971

Water Utilities—2.2%
American Water Works Co., Inc.	64,755	10,946,185

Total Common Stocks (Cost $388,134,161)		499,225,412

Mutual Funds—0.8%
Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—0.8%
SPDR S&P Oil & Gas Exploration & Production ETF (b) (Cost $2,221,957)	41,538	$4,017,556

Warrants—0.0%

Special Purpose Acquisition Companies—0.0%
Liberty Media Acquisition Corp., Expires 12/31/27 (a)	16,674	25,511
Pershing Square Tontine Holdings, Ltd., Expires 07/24/25 (a)	37,827	48,797

Total Warrants (Cost $250,947)		74,308

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $1,426,499; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $1,455,113.	1,426,499	1,426,499

Total Short-Term Investments (Cost $1,426,499)		1,426,499

Securities Lending Reinvestments (c) — 10.5%

Certificates of Deposit—0.9%
Cooperatieve Rabobank UA 0.159%, 3M LIBOR + 0.040%, 01/11/22 (d)	1,000,000	1,000,140
0.170%, 03/18/22	500,000	500,000
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,011
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	2,000,000	1,999,988

		4,500,139

Repurchase Agreements—7.9%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,469.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,334,014.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,074,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $5,176,327.	5,074,830	5,074,830

BHFTI-43

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio)

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements —(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	$2,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $5,100,007.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $1,000,408; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $1,086,673.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,000,004; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,020,004.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,000,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,600,073; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,776,050.	1,600,000	1,600,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,700,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,888,051.	1,700,000	1,700,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $4,000,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $4,080,204.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $5,000,024; collateralized by various Common Stock with an aggregate market value of $5,555,666.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,439,119; collateralized by various Common Stock with an aggregate market value of $2,710,081.	2,439,024	2,439,024

		39,813,854

Time Deposits—0.7%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	500,000	500,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	1,000,000	1,000,000

		3,500,000

Mutual Funds—1.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $52,813,854)		52,813,993

Total Investments—110.6% (Cost $444,847,418)		557,557,768
Other assets and liabilities (net)—(10.6)%		(53,261,860)

Net Assets—100.0%		$504,295,908

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $51,407,747 and the collateral received consisted of cash in the amount of $52,813,854 and non-cash collateral with a value of $654,653. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

BHFTI-44

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio)

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$499,225,412	$—	$—	$499,225,412
Total Mutual Funds*	4,017,556	—	—	4,017,556
Total Warrants*	74,308	—	—	74,308
Total Short-Term Investment*	—	1,426,499	—	1,426,499
Securities Lending Reinvestments
Certificates of Deposit	—	4,500,139	—	4,500,139
Repurchase Agreements	—	39,813,854	—	39,813,854
Time Deposits	—	3,500,000	—	3,500,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	47,813,993	—	52,813,993
Total Investments	$508,317,276	$49,240,492	$—	$557,557,768

Collateral for Securities Loaned (Liability)	$—	$(52,813,854)	$—	$(52,813,854)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-45

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,096,973	$401,176,496
American Funds American Mutual Fund (Class R-6)	7,080,849	352,484,664
American Funds Bond Fund (Class 1) (a)	56,412,942	639,722,758
American Funds Capital World Bond Fund (Class 1) (a)	12,522,329	151,144,515
American Funds Fundamental Investors Fund (Class R-6)	5,292,582	398,531,394
American Funds Global Small Capitalization Fund (Class 1) (a)	4,278,857	148,690,271
American Funds Growth Fund (Class 1)	3,592,158	426,460,979
American Funds Growth-Income Fund (Class 1)	7,200,238	450,806,874
American Funds High-Income Trust Fund (Class R-6) (a)	19,410,538	204,781,180
American Funds International Fund (Class 1) (a)	13,559,066	327,587,024
American Funds International Growth and Income Fund (Class 1) (a)	21,295,589	419,736,056
American Funds New World Fund (Class 1)	3,082,979	98,778,634
American Funds U.S. Government Securities Fund (Class R-6)	38,344,729	542,194,475
American Funds Washington Mutual Investors Fund (Class 1) (a)	24,526,522	401,253,905

Total Mutual Funds (Cost $3,977,848,166)		4,963,349,225

Total Investments—100.1% (Cost $3,977,848,166)		4,963,349,225
Other assets and liabilities (net)—(0.1)%		(2,804,243)

Net Assets—100.0%		$4,960,544,982

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,963,349,225	$—	$—	$4,963,349,225
Total Investments	$4,963,349,225	$—	$—	$4,963,349,225

BHFTI-46

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	8,982,089	$396,110,141
American Funds American Mutual Fund (Class R-6)	6,246,108	310,931,268
American Funds Bond Fund (Class 1)	12,053,885	136,691,052
American Funds Capital World Bond Fund (Class 1) (a)	5,724,529	69,095,070
American Funds Fundamental Investors Fund (Class R-6)	5,027,016	378,534,293
American Funds Global Small Capitalization Fund (Class 1) (a)	4,906,111	170,487,367
American Funds Growth Fund (Class 1)	3,052,394	362,380,227
American Funds Growth-Income Fund (Class 1)	5,512,310	345,125,750
American Funds High-Income Trust Fund (Class R-6)	9,862,188	104,046,081
American Funds International Fund (Class 1) (a)	12,516,204	302,391,482
American Funds International Growth and Income Fund (Class 1) (a)	18,494,823	364,532,955
American Funds New World Fund (Class 1)	3,191,896	102,268,354
American Funds U.S. Government Securities Fund (Class R-6)	2,416,725	34,172,486
American Funds Washington Mutual Investor Fund (Class 1) (a)	21,087,988	344,999,479

Total Mutual Funds (Cost $2,527,550,333)		3,421,766,005

Total Investments—100.1% (Cost $2,527,550,333)		3,421,766,005
Other assets and liabilities (net)—(0.1)%		(2,031,431)

Net Assets—100.0%		$3,419,734,574

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,421,766,005	$—	$—	$3,421,766,005
Total Investments	$3,421,766,005	$—	$—	$3,421,766,005

BHFTI-47

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,194,410,037)	15,304,501	$1,816,950,378

Total Investments—100.1% (Cost $1,194,410,037)		1,816,950,378
Other assets and liabilities (net)—(0.1)%		(1,126,101)

Net Assets—100.0%		$1,815,824,277

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,816,950,378	$—	$—	$1,816,950,378
Total Investments	$1,816,950,378	$—	$—	$1,816,950,378

BHFTI-48

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	2,973,414	$131,127,563
American Funds American Mutual Fund (Class R-6)	4,258,128	211,969,601
American Funds Bond Fund (Class 1) (a)	44,146,797	500,624,673
American Funds Capital World Bond Fund (Class 1) (a)	6,585,438	79,486,240
American Funds Fundamental Investors Fund (Class R-6)	1,739,136	130,956,948
American Funds Global Small Capitalization Fund (Class 1)	747,241	25,966,609
American Funds Growth Fund (Class 1)	1,107,891	131,528,784
American Funds Growth-Income Fund (Class 1)	3,362,086	210,500,200
American Funds High-Income Trust Fund (Class R-6)	12,617,055	133,109,935
American Funds International Fund (Class 1)	5,831,084	140,878,998
American Funds International Growth and Income Fund (Class 1) (a)	8,422,444	166,006,372
American Funds New World Fund (Class 1)	814,767	26,105,142
American Funds U.S. Government Securities Fund (Class R-6)	37,313,151	527,607,959
American Funds Washington Mutual Investors Fund (Class 1)	12,909,011	211,191,425

Total Mutual Funds (Cost $2,242,506,664)		2,627,060,449

Total Investments—100.1% (Cost $2,242,506,664)		2,627,060,449
Other assets and liabilities (net)—(0.1)%		(1,624,728)

Net Assets—100.0%		$2,625,435,721

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,627,060,449	$—	$—	$2,627,060,449
Total Investments	$2,627,060,449	$—	$—	$2,627,060,449

BHFTI-49

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—29.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—29.6%
U.S. Treasury Inflation Indexed Notes
0.125%, 10/15/25 (a)	47,023,953	$50,880,774
0.125%, 04/15/26 (a)	104,084	112,672
0.125%, 01/15/30 (a)	96,544,630	106,059,556
0.125%, 07/15/30 (a)	106,249,076	117,167,276
0.125%, 01/15/31 (a)	112,301,847	123,246,891
0.125%, 07/15/31 (a)	36,154,265	39,809,706
0.250%, 07/15/29 (a)	87,716,442	97,581,115
0.375%, 07/15/27 (a)	66,137,023	73,569,688
0.500%, 01/15/28 (a)	69,262,094	77,540,177
0.750%, 07/15/28 (a)	71,834,965	82,246,359
0.875%, 01/15/29 (a)	74,849,825	86,477,862

Total U.S. Treasury & Government Agencies (Cost $837,902,136)		854,692,076

Foreign Government—18.4%

Sovereign—18.4%
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/30 (EUR) (a)	110,144,573	157,529,104
France Government Bond OAT
0.100%, 03/01/26 (144A) (EUR) (a)	9,887,598	12,666,523
0.100%, 03/01/28 (EUR) (a)	22,261,555	28,816,965
0.100%, 03/01/29 (EUR) (a)	17,500,310	23,377,074
0.100%, 07/25/31 (144A) (EUR) (a)	11,230,120	15,375,366
0.700%, 07/25/30 (144A) (EUR) (a)	38,826,310	55,498,924
1.850%, 07/25/27 (EUR) (a)	34,655,545	50,003,071
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/26 (GBP) (a)	3,311,868	5,205,716
0.125%, 08/10/28 (GBP) (a)	20,417,457	34,250,021
0.125%, 03/22/29 (GBP) (a)	22,012,699	37,302,516
0.125%, 08/10/31 (GBP) (a)	4,577,540	8,195,744
1.250%, 11/22/27 (GBP) (a)	16,244,635	28,510,416
1.250%, 11/22/32 (GBP) (a)	35,872,124	73,396,790

Total Foreign Government (Cost $499,909,982)		530,128,230

Short-Term Investments—47.9%

Mutual Funds—32.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.010% (b)	218,819,696	218,819,696
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (b)	213,361,227	213,361,227
State Street Institutional Liquid Reserves Fund, Premier Class 0.040% (b) (c)	63,495,555	63,508,254
State Street Institutional Treasury Plus Money Market Fund, Premier Class 0.010% (b) (c)	202,633,331	202,633,331
UBS Select Treasury Institutional Fund, Institutional Class 0.010% (b)	249,343,187	249,343,187

		947,665,695

Security Description	Principal Amount*	Value

U.S. Treasury—15.1%
U.S. Treasury Bills
0.035%, 10/07/21 (d)	71,420,000	$71,419,554
0.040%, 10/14/21 (d)	68,556,000	68,555,319
0.040%, 10/21/21 (d) (e)	130,212,000	130,206,322
0.047%, 03/31/22 (d)	46,214,000	46,201,220
0.050%, 01/06/22 (d)	5,818,000	5,817,452
0.050%, 01/13/22 (d)	48,417,000	48,411,720
0.050%, 01/20/22 (d)	7,591,000	7,590,122
0.055%, 12/30/21 (d)	58,568,000	58,562,143

		436,763,852

Total Short-Term Investments (Cost $1,384,429,601)		1,384,429,547

Total Investments—95.9% (Cost $2,722,241,719)		2,769,249,853
Other assets and liabilities (net)—4.1%		117,730,444

Net Assets—100.0%		$2,886,980,297

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(c)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of September 30, 2021, the market value of securities pledged was $91,688,224.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $5,599,172.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $83,540,814, which is 2.9% of net assets.

BHFTI-50

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
EUR	28,450,674	CBNA	12/15/21	USD	33,493,461	$488,849
EUR	9,068,653	CBNA	12/15/21	USD	10,763,034	242,813
EUR	9,068,652	CBNA	12/15/21	USD	10,621,682	101,463
EUR	8,935,290	CBNA	12/15/21	USD	10,452,725	87,213
EUR	8,935,290	CBNA	12/15/21	USD	10,454,635	89,124
EUR	8,935,290	CBNA	12/15/21	USD	10,512,180	146,669
EUR	8,935,290	CBNA	12/15/21	USD	10,528,355	162,844
EUR	8,935,290	CBNA	12/15/21	USD	10,532,451	166,939
EUR	8,935,290	CBNA	12/15/21	USD	10,529,674	164,162
EUR	8,935,290	CBNA	12/15/21	USD	10,531,666	166,155
EUR	8,935,290	CBNA	12/15/21	USD	10,523,793	158,282
EUR	8,935,290	CBNA	12/15/21	USD	10,591,354	225,843
EUR	8,935,290	CBNA	12/15/21	USD	10,584,825	219,313
EUR	8,890,836	CBNA	12/15/21	USD	10,419,608	105,667
EUR	8,890,836	CBNA	12/15/21	USD	10,409,900	95,959
EUR	8,890,836	CBNA	12/15/21	USD	10,472,088	158,146
EUR	8,890,836	CBNA	12/15/21	USD	10,480,885	166,944
EUR	8,890,836	CBNA	12/15/21	USD	10,471,258	157,317
EUR	8,890,836	CBNA	12/15/21	USD	10,538,384	224,442
EUR	8,890,836	CBNA	12/15/21	USD	10,554,060	240,119
EUR	8,801,928	CBNA	12/15/21	USD	10,319,201	108,398
EUR	8,801,928	CBNA	12/15/21	USD	10,453,652	242,850
EUR	8,801,927	CBNA	12/15/21	USD	10,318,927	108,125
EUR	8,801,927	CBNA	12/15/21	USD	10,300,323	89,522
EUR	8,801,927	CBNA	12/15/21	USD	10,364,875	154,074
EUR	8,801,927	CBNA	12/15/21	USD	10,384,773	173,971
EUR	8,801,927	CBNA	12/15/21	USD	10,370,597	159,795
EUR	8,801,927	CBNA	12/15/21	USD	10,430,640	219,839
EUR	8,801,927	CBNA	12/15/21	USD	10,453,957	243,155
EUR	8,461,000	CBNA	12/15/21	USD	9,967,300	151,996
EUR	7,112,669	CBNA	12/15/21	USD	8,361,639	110,486
GBP	35,586,371	CBNA	12/15/21	USD	48,725,355	771,385
GBP	23,131,141	CBNA	12/15/21	USD	31,747,437	577,357
GBP	12,455,230	CBNA	12/15/21	USD	17,063,772	279,882
GBP	9,074,524	CBNA	12/15/21	USD	12,406,694	178,432
GBP	8,941,076	CBNA	12/15/21	USD	12,175,026	126,591
GBP	8,941,075	CBNA	12/15/21	USD	12,172,969	124,535
GBP	8,896,593	CBNA	12/15/21	USD	12,188,432	199,939
GBP	8,896,593	CBNA	12/15/21	USD	12,118,620	130,127
GBP	8,807,627	CBNA	12/15/21	USD	12,054,484	185,877
GBP	8,807,626	CBNA	12/15/21	USD	12,049,224	180,618
GBP	8,807,626	CBNA	12/15/21	USD	11,997,675	129,068
GBP	3,288,000	CBNA	12/15/21	USD	4,515,180	84,477

Net Unrealized Appreciation						$8,298,762

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	10/15/21	43	EUR	6,624,838	$(240,571)
Australian 10 Year Treasury Bond Futures	12/15/21	1,165	AUD	164,815,544	(2,302,422)
CAC 40 Index Futures	10/15/21	229	EUR	14,926,220	(291,562)
Canada Government Bond 10 Year Futures	12/20/21	1,117	CAD	159,898,550	(3,246,021)
Cattle Feeder Futures	01/27/22	26	USD	2,004,275	(71,092)

BHFTI-51

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Cocoa Futures	12/15/21	127	USD	3,368,040	$249,455
Copper Futures	10/01/21	12	USD	2,752,200	(66,707)
Copper Futures	10/29/21	8	USD	1,787,942	(171,756)
Copper Futures	11/05/21	9	USD	2,011,370	(116,570)
Copper Futures	12/10/21	6	USD	1,340,588	(88,702)
Copper Futures	12/15/21	371	USD	82,883,719	(4,361,081)
Copper Futures	12/16/21	1	USD	223,356	(13,146)
Copper Futures	12/17/21	1	USD	223,344	(11,871)
Copper Futures	12/29/21	15	USD	3,351,015	(117,775)
Cotton No. 2 Futures	12/08/21	219	USD	11,585,100	2,421,531
DAX Index Futures	12/17/21	32	EUR	12,230,400	(375,824)
Euro STOXX 50 Index Futures	12/17/21	977	EUR	39,548,960	(1,223,047)
Euro-Bund Futures	12/08/21	3,212	EUR	545,461,840	(10,291,087)
FTSE 100 Index Futures	12/17/21	460	GBP	32,538,100	332,899
FTSE JSE Top 40 Index Futures	12/15/21	149	ZAR	86,689,690	(18,878)
FTSE MIB Index Futures	12/17/21	25	EUR	3,171,625	(35,456)
FTSE Taiwan Index Futures	10/28/21	197	USD	11,654,520	(242,022)
Hang Seng China Enterprises Index Futures	10/28/21	362	HKD	157,850,100	185,730
Hang Seng Index Futures	10/28/21	44	HKD	53,952,800	51,897
IBEX 35 Index Futures	10/15/21	36	EUR	3,173,904	16,458
Japanese Government 10 Year Bond Futures	12/13/21	215	JPY	32,544,550,000	(929,483)
KOSPI 200 Index Futures	12/09/21	120	KRW	12,045,000,000	(379,087)
LME Nickel Futures	10/01/21	2	USD	220,290	3,258
LME Nickel Futures	10/29/21	4	USD	430,566	(44,196)
LME Nickel Futures	11/05/21	4	USD	430,536	(34,697)
LME Nickel Futures	12/10/21	3	USD	322,835	(43,580)
LME Nickel Futures	12/13/21	125	USD	13,452,375	(572,103)
LME Nickel Futures	12/16/21	1	USD	107,595	(9,094)
LME Nickel Futures	12/29/21	4	USD	430,476	(13,416)
LME Primary Aluminum Futures	10/01/21	16	USD	1,157,840	157,013
LME Primary Aluminum Futures	10/29/21	9	USD	641,491	66,611
LME Primary Aluminum Futures	11/05/21	13	USD	927,397	87,453
LME Primary Aluminum Futures	12/10/21	8	USD	571,550	(5,011)
LME Primary Aluminum Futures	12/15/21	511	USD	36,501,369	4,614,226
LME Primary Aluminum Futures	12/16/21	4	USD	285,625	(1,987)
LME Primary Aluminum Futures	12/17/21	2	USD	142,763	(1,643)
LME Primary Aluminum Futures	12/29/21	22	USD	1,572,175	(42,690)
LME Zinc Futures	12/29/21	8	USD	597,558	(17,366)
LME Zinc Futures	10/01/21	5	USD	380,175	10,441
LME Zinc Futures	10/29/21	9	USD	670,388	(3,108)
LME Zinc Futures	11/05/21	8	USD	596,300	(4,019)
LME Zinc Futures	12/10/21	8	USD	597,244	(21,971)
LME Zinc Futures	12/13/21	243	USD	18,146,025	174,347
LME Zinc Futures	12/16/21	3	USD	223,988	(6,436)
LME Zinc Futures	12/17/21	1	USD	74,650	(2,881)
LME Zinc Futures	12/20/21	1	USD	74,669	(1,126)
Lead Futures	10/01/21	2	USD	107,850	(3,730)
Lead Futures	10/29/21	4	USD	210,479	(25,954)
Lead Futures	11/05/21	4	USD	210,550	(27,663)
Lead Futures	12/10/21	6	USD	314,700	(32,839)
Lead Futures	12/13/21	103	USD	5,397,200	(537,483)
Lead Futures	12/16/21	2	USD	104,600	(7,681)
Lead Futures	12/17/21	1	USD	52,306	(3,247)
Lead Futures	12/20/21	1	USD	52,325	(1,932)
Lead Futures	12/29/21	3	USD	156,944	(5,064)
Lean Hogs Futures	12/14/21	277	USD	9,462,320	413,294
Live Cattle Futures	12/31/21	186	USD	9,353,940	(421,620)
Russell 2000 Index E-Mini Futures	12/17/21	525	USD	57,771,000	(752,855)

BHFTI-52

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/17/21	3,319	USD	713,211,613	$(28,106,979)
S&P Midcap 400 Index E-Mini Futures	12/17/21	218	USD	57,403,760	(1,235,151)
S&P TSX 60 Index Futures	12/16/21	180	CAD	43,059,600	(843,514)
SGX CNX Nifty Index Futures	10/28/21	607	USD	21,368,828	(238,676)
SPI 200 Index Futures	12/16/21	160	AUD	29,172,000	(319,933)
Soybean Futures	01/14/22	459	USD	29,043,225	(527,170)
Soybean Meal Futures	12/14/21	191	USD	6,278,170	(1,227,962)
Soybean Oil Futures	12/14/21	209	USD	7,359,726	175,600
Sugar No. 11 Futures	02/28/22	528	USD	12,028,262	390,865
TOPIX Index Futures	12/09/21	407	JPY	8,264,135,000	(868,443)
U.S. Treasury Note 10 Year Futures	12/21/21	8,377	USD	1,102,491,734	(13,364,825)
United Kingdom Long Gilt Bond Futures	12/29/21	1,037	GBP	129,780,550	(5,168,373)
Wheat Futures	12/14/21	135	USD	4,897,125	463,983

Futures Contracts—Short
Copper Futures	10/01/21	(12)	USD	(2,752,200)	67,419
Copper Futures	10/29/21	(8)	USD	(1,787,942)	167,637
Copper Futures	11/05/21	(9)	USD	(2,011,370)	112,607
Copper Futures	12/10/21	(6)	USD	(1,340,588)	87,547
Copper Futures	12/15/21	(17)	USD	(3,797,906)	142,007
Copper Futures	12/16/21	(1)	USD	(223,356)	12,745
Copper Futures	12/17/21	(1)	USD	(223,344)	11,784
Copper Futures	12/29/21	(15)	USD	(3,351,015)	106,585
LME Nickel Futures	10/01/21	(2)	USD	(220,290)	(2,969)
LME Nickel Futures	10/29/21	(4)	USD	(430,566)	45,462
LME Nickel Futures	11/05/21	(4)	USD	(430,536)	33,252
LME Nickel Futures	12/10/21	(3)	USD	(322,835)	44,717
LME Nickel Futures	12/13/21	(4)	USD	(430,476)	13,458
LME Nickel Futures	12/16/21	(1)	USD	(107,595)	8,922
LME Nickel Futures	12/29/21	(4)	USD	(430,476)	12,391
LME Primary Aluminum Futures	10/01/21	(16)	USD	(1,157,840)	(155,950)
LME Primary Aluminum Futures	10/29/21	(9)	USD	(641,491)	(67,763)
LME Primary Aluminum Futures	11/05/21	(13)	USD	(927,397)	(88,611)
LME Primary Aluminum Futures	12/10/21	(8)	USD	(571,550)	4,026
LME Primary Aluminum Futures	12/15/21	(28)	USD	(2,000,075)	46,772
LME Primary Aluminum Futures	12/16/21	(4)	USD	(285,625)	2,590
LME Primary Aluminum Futures	12/17/21	(2)	USD	(142,763)	2,457
LME Primary Aluminum Futures	12/29/21	(22)	USD	(1,572,175)	37,736
LME Zinc Futures	10/01/21	(5)	USD	(380,175)	(10,805)
LME Zinc Futures	10/29/21	(9)	USD	(670,388)	2,336
LME Zinc Futures	11/05/21	(8)	USD	(596,300)	(324)
LME Zinc Futures	12/10/21	(8)	USD	(597,244)	20,332
LME Zinc Futures	12/13/21	(8)	USD	(597,400)	17,426
LME Zinc Futures	12/16/21	(3)	USD	(223,988)	5,991
LME Zinc Futures	12/17/21	(1)	USD	(74,650)	2,647
LME Zinc Futures	12/20/21	(1)	USD	(74,669)	1,103
LME Zinc Futures	12/29/21	(8)	USD	(597,558)	14,644
Lead Futures	12/10/21	(6)	USD	(314,700)	33,734
Lead Futures	10/01/21	(2)	USD	(107,850)	4,516
Lead Futures	10/29/21	(4)	USD	(210,479)	26,611
Lead Futures	11/05/21	(4)	USD	(210,550)	27,840
Lead Futures	12/13/21	(3)	USD	(157,200)	5,092
Lead Futures	12/16/21	(2)	USD	(104,600)	7,595
Lead Futures	12/17/21	(1)	USD	(52,306)	3,041
Lead Futures	12/20/21	(1)	USD	(52,325)	1,872
Lead Futures	12/29/21	(3)	USD	(156,944)	5,409

Net Unrealized Depreciation					$(68,511,636)

BHFTI-53

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
10/13/21	GSI	Bovespa Index Futures	BRL	17,481,309	$(260,611)	$—	$(260,611)
10/13/21	MLI	Bovespa Index Futures	BRL	29,395,377	(414,267)	—	(414,267)
11/29/21	MLI	Brent Crude Oil Futures	USD	59,823,770	1,037,280	—	1,037,280
12/20/21	BOA	Canada 10 Year Bond Futures	CAD	32,313,420	(647,734)	—	(647,734)
11/12/21	CBNA	Coffee Futures	USD	1,986,123	123,627	—	123,627
11/12/21	MLI	Coffee Futures	USD	14,879,428	907,322	—	907,322
11/26/21	CBNA	Corn Futures	USD	3,213,414	(153,939)	—	(153,939)
11/26/21	MLI	Corn Futures	USD	40,256,019	(1,448,994)	—	(1,448,994)
11/12/21	MLI	Cotton No. 2 Futures	USD	776,785	122,515	—	122,515
12/08/21	BOA	Euro Bund 10 Year Futures	EUR	301,235,997	(5,282,605)	—	(5,282,605)
11/30/21	MLI	Gold Futures	USD	85,704,390	(2,598,290)	—	(2,598,290)
10/28/21	GSI	Hang Seng China Enterprises Index Futures	HKD	270,529,557	313,148	—	313,148
10/28/21	MLI	Hang Seng China Enterprises Index Futures	HKD	27,274,087	25,314	—	25,314
10/28/21	GSI	Hang Seng Index Futures	HKD	10,972,518	8,130	—	8,130
10/28/21	MLI	Hang Seng Index Futures	HKD	6,079,540	6,610	—	6,610
10/28/21	CBNA	Heating Oil ULSD Futures	USD	452,567	38,518	—	38,518
10/28/21	CBNA	Heating Oil ULSD Futures	USD	1,068,176	9,162	—	9,162
10/28/21	MLI	Heating Oil ULSD Futures	USD	3,442,253	289,993	—	289,993
11/29/21	MLI	Heating Oil ULSD Futures	USD	15,417,864	252,504	—	252,504
12/13/21	BOA	Japanese Government 10 Year Bond Futures	JPY	18,529,416,000	(559,558)	—	(559,558)
11/26/21	MLI	KC Hard Red Winter Wheat Futures	USD	5,138,450	861,900	—	861,900
12/09/21	MLI	KOSPI 200 Index Futures	KRW	14,898,199,575	(459,945)	—	(459,945)
12/03/21	MLI	Live Cattle Futures	USD	18,713,115	(860,165)	—	(860,165)
11/10/21	CBNA	Low Sulphur Gas Oil Futures	USD	365,828	39,473	—	39,473
12/09/21	CBNA	Low Sulphur Gas Oil Futures	USD	267,850	(2,850)	—	(2,850)
11/10/21	MLI	Low Sulphur Gas Oil Futures	USD	4,630,300	503,500	—	503,500
12/09/21	MLI	Low Sulphur Gas Oil Futures	USD	20,601,200	266,900	—	266,900
11/26/21	MLI	Natural Gas Futures	USD	14,048,900	1,767,340	—	1,767,340
10/28/21	CBNA	RBOB Gasoline Futures	USD	598,087	46,949	—	46,949
11/29/21	CBNA	RBOB Gasoline Futures	USD	1,353,360	4,984	—	4,984
10/28/21	MLI	RBOB Gasoline Futures	USD	3,517,013	261,054	—	261,054
11/29/21	MLI	RBOB Gasoline Futures	USD	14,887,194	54,579	—	54,579
11/30/21	MLI	Silver Futures	USD	22,491,475	(2,979,880)	—	(2,979,880)
12/23/21	CBNA	Soybean Futures	USD	3,427,612	(74,037)	—	(74,037)
12/23/21	MLI	Soybean Futures	USD	11,940,825	(234,950)	—	(234,950)
11/26/21	MLI	Soy Meal Futures	USD	14,074,840	(2,438,860)	—	(2,438,860)
11/26/21	MLI	Soybean Oil Futures	USD	16,341,665	772,338	—	772,338
02/15/22	MLI	Sugar Futures	USD	26,090,876	858,810	—	858,810
12/17/21	MLI	Swiss Market Index Futures	CHF	28,304,624	(1,118,380)	—	(1,118,380)
10/20/21	GSI	TAIEX Futures	TWD	375,519,238	(361,402)	—	(361,402)
10/20/21	MLI	TAIEX Futures	TWD	31,313,733	(30,851)	—	(30,851)
12/21/21	BOA	U.S. Treasury Note 10 Year Futures	USD	1,294,385,453	(15,405,546)	—	(15,405,546)
12/29/21	BOA	United Kingdom 10 Year Gilt Futures	GBP	54,508,711	(2,115,769)	—	(2,115,769)
10/19/21	MLI	WTI Crude Oil Futures	USD	11,770,920	1,209,270	—	1,209,270
11/18/21	MLI	WTI Crude Oil Futures	USD	51,841,440	360	—	360
11/26/21	MLI	Wheat Futures	USD	9,958,750	1,286,500	—	1,286,500

Totals					$(26,380,553)	$—	$(26,380,553)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-54

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$854,692,076	$—	$854,692,076
Total Foreign Government*	—	530,128,230	—	530,128,230
Short-Term Investments
Mutual Funds	947,665,695	—	—	947,665,695
U.S. Treasury	—	436,763,852	—	436,763,852
Total Short-Term Investments	947,665,695	436,763,852	—	1,384,429,547
Total Investments	$947,665,695	$1,821,584,158	$—	$2,769,249,853

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,298,762	$—	$8,298,762
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,955,364	$—	$—	$10,955,364
Futures Contracts (Unrealized Depreciation)	(79,467,000)	—	—	(79,467,000)
Total Futures Contracts	$(68,511,636)	$—	$—	$(68,511,636)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$11,068,080	$—	$11,068,080
OTC Swap Contracts at Value (Liabilities)	—	(37,448,633)	—	(37,448,633)
Total OTC Swap Contracts	$—	$(26,380,553)	$—	$(26,380,553)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-55

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—86.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—86.0%
Communication Services Select Sector SPDR Fund (a)	1,272,895	$101,971,618
Consumer Discretionary Select Sector SPDR Fund (a)	617,174	110,751,874
Consumer Staples Select Sector SPDR Fund (a)	751,680	51,745,651
Energy Select Sector SPDR Fund (a)	471,446	24,557,622
Financial Select Sector SPDR Fund (a)	2,715,738	101,921,647
Health Care Select Sector SPDR Fund (a)	932,116	118,658,367
Industrial Select Sector SPDR Fund (a)	734,689	71,881,972
iShares Core MSCI EAFE ETF (a) (b)	17,301,112	1,284,607,566
iShares Core S&P 500 ETF (a) (b)	1,474,179	635,105,797
iShares Core U.S. Aggregate Bond ETF (a) (b)	8,942,817	1,026,903,676
iShares U.S. Real Estate ETF (a) (b)	1,127,114	115,405,203
Materials Select Sector SPDR Fund (a)	280,757	22,210,686
Real Estate Select Sector SPDR Fund (a)	520,453	23,134,136
Technology Select Sector SPDR Fund (a)	1,654,917	247,112,206
Utilities Select Sector SPDR Fund (a)	344,321	21,995,226
Vanguard Total Bond Market ETF (a)	13,150,670	1,123,724,752

Total Mutual Funds (Cost $4,175,080,706)		5,081,687,999

Short-Term Investments—8.8%

Mutual Funds—5.9%
SSGA USD Liquidity Fund, D Shares, 0.000% (c)	346,406,602	346,406,602

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $172,541,342; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $175,992,226.	172,541,342	172,541,342

Total Short-Term Investments (Cost $518,947,944)		518,947,944

Securities Lending Reinvestments (d)—22.6%

Certificates of Deposit—7.8%
Agricultural Bank of China 0.200%, 11/22/21	20,000,000	20,001,160
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (e)	17,000,000	16,999,694
Barclays Bank plc 0.180%, 04/07/22	35,000,000	35,020,195
Cooperatieve Rabobank UA 0.159%, 3M LIBOR + 0.040%, 01/11/22 (e)	6,000,000	6,000,840
0.170%, 03/18/22	15,000,000	15,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	20,000,000	19,999,200
Goldman Sachs Bank USA 0.170%, 02/04/22	15,000,000	15,001,050
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	35,000,000	34,994,400

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd. 0.160%, 03/25/22	25,000,000	24,998,775
MUFG Bank Ltd. 0.140%, 01/10/22	20,000,000	20,000,000
0.150%, 01/11/22	15,000,000	15,000,420
National Australia Bank, Ltd. 0.160%, 03/02/22	10,000,000	9,999,500
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (e)	20,000,000	20,003,060
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (e)	30,000,000	30,001,620
Royal Bank of Canada New York
0.185%, 3M LIBOR + 0.040%, 10/05/21 (e)	8,000,000	8,000,088
0.210%, 3M LIBOR + 0.090%, 12/02/21 (e)	4,000,000	4,000,696
Societe Generale 0.150%, 03/15/22	20,000,000	19,999,080
Standard Chartered Bank (NY) 0.150%, 02/02/22	20,000,000	20,000,000
0.170%, 03/28/22	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.
0.142%, 1M LIBOR + 0.060%, 12/17/21 (e)	9,000,000	9,000,216
0.150%, SOFR + 0.100%, 03/15/22 (e)	25,000,000	24,997,825
Sumitomo Mitsui Trust Bank (London)
Zero Coupon, 12/20/21	18,000,000	17,994,600
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	15,000,000	14,991,600
Zero Coupon, 03/15/22	9,000,000	8,993,250
Zero Coupon, 03/21/22	7,000,000	6,994,260
0.060%, 10/05/21	20,000,000	19,999,880

		462,991,409

Commercial Paper—0.5%
Antalis S.A. 0.120%, 12/01/21	10,000,000	9,997,150
UBS AG 0.240%, 03/30/22	21,000,000	20,980,522

		30,977,672

Master Demand Notes—0.1%
Natixis Financial Products LLC 0.300%, OBFR + 0.230%, 10/01/21 (e)	4,000,000	4,000,000
0.320%, OBFR + 0.250%, 10/01/21 (e)	3,000,000	3,000,000

		7,000,000

Repurchase Agreements—10.2%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $18,500,098; collateralized by various Common Stock with an aggregate market value of $20,557,834.	18,500,000	18,500,000

BHFTI-56

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $63,021,438; collateralized by various Common Stock with an aggregate market value of $70,014,292.	63,000,000	$63,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $367,489; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $374,838.	367,488	367,488
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $100,000,472; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/28/21 - 11/15/39, and various Common Stock with an aggregate market value of $102,978,905.	100,000,000	100,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $30,010,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $31,251,717.	30,000,000	30,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $6,000,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $6,120,009.	6,000,000	6,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $50,000,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 2.875%, maturity dates ranging from 10/31/21 - 02/15/50, and an aggregate market value of $51,000,008.	50,000,000	50,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $20,008,167; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $21,733,455.	20,000,000	20,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $19,607,473; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $19,999,626.	19,607,391	19,607,391
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $5,000,194; collateralized by various Common Stock with an aggregate market value of $5,556,300.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.230%, due on 10/01/21 with a maturity value of $40,000,256; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $44,401,248.	40,000,000	40,000,000
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $55,413,544; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $61,507,953.	55,411,012	55,411,012
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $33,701,638; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $37,427,833.	33,700,000	33,700,000
Royal Bank of Canada Repurchase Agreement dated 09/30/21 at 0.340%, due on 11/04/21 with a maturity value of $20,006,611; collateralized by various Common Stock with an aggregate market value of $22,222,433.	20,000,000	20,000,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $10,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $10,200,510.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $83,000,392; collateralized by various Common Stock with an aggregate market value of $92,224,051.	83,000,000	83,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $49,042,197; collateralized by various Common Stock with an aggregate market value of $54,490,292.	49,040,291	49,040,291

		603,626,182

Time Deposits—3.3%
ABN AMRO Bank NV 0.070%, 10/01/21	25,000,000	25,000,000
Canadian Imperial Bank of Commerce (Toronto) 0.060%, 10/01/21	25,000,000	25,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	50,000,000	50,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	39,440,780	39,440,780
National Bank of Canada
0.120%, OBFR + 0.050%, 10/07/21 (e)	15,000,000	15,000,000
0.140%, OBFR + 0.070%, 10/07/21 (e)	38,000,000	38,000,000

		192,440,780

BHFTI-57

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.7%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (c)	20,000,000	$20,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (c)	19,979,353	19,979,353

		39,979,353

Total Securities Lending Reinvestments (Cost $1,336,984,076)		1,337,015,396

Total Investments—117.4% (Cost $6,031,012,726)		6,937,651,339
Other assets and liabilities (net)—(17.4)%		(1,025,957,530)

Net Assets—100.0%		$5,911,693,809

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $1,342,937,937 and the collateral received consisted of cash in the amount of $1,336,950,469 and non-cash collateral with a value of $45,550,241. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	171,729,446	JPMC	12/15/21	USD	203,398,589	$(4,181,386)

Contracts to Deliver
AUD	91,844,573	DBAG	12/15/21	USD	67,806,552	1,385,665
CAD	441	JPMC	12/15/21	USD	348	—
EUR	87,990,875	JPMC	12/15/21	USD	104,217,536	2,142,462
JPY	4,349,006,343	HSBC	12/15/21	USD	39,484,980	384,616
JPY	7,468,909,841	JPMC	12/15/21	USD	67,808,305	658,003

Net Unrealized Appreciation						$389,360

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	12/17/21	218	GBP	15,420,230	$251,477
FTSE MIB Index Futures	12/17/21	736	EUR	93,372,640	(933,297)
IBEX 35 Index Futures	10/15/21	1,102	EUR	97,156,728	1,227,126
MSCI EAFE Index Mini Futures	12/17/21	1,728	USD	195,868,800	(8,167,095)
Russell 2000 Index E-Mini Futures	12/17/21	1,005	USD	110,590,200	(2,266,526)
TOPIX Index Futures	12/09/21	121	JPY	2,456,905,000	117,816

Futures Contracts—Short
S&P 500 Index E-Mini Futures	12/17/21	(180)	USD	(38,679,750)	1,663,839
U.S. Treasury Note 5 Year Futures	12/31/21	(2,436)	USD	(298,999,970)	1,407,696
U.S. Treasury Ultra Long Bond Futures	12/21/21	(540)	USD	(103,173,750)	2,778,804

Net Unrealized Depreciation					$(3,920,160)

BHFTI-58

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.298%	Semi-Annually	07/25/31	USD	40,000,000	$(975,401)	$628	$(976,029)
Pay	3M LIBOR	Quarterly	1.375%	Semi-Annually	09/14/31	USD	334,000,000	(6,080,954)	(7,392)	(6,073,562)
Pay	3M LIBOR	Quarterly	1.380%	Semi-Annually	09/13/31	USD	357,000,000	(6,329,292)	(13,748)	(6,315,544)
Pay	3M LIBOR	Quarterly	1.395%	Semi-Annually	08/16/31	USD	370,000,000	(5,850,662)	210,127	(6,060,789)
Pay	3M LIBOR	Quarterly	1.433%	Semi-Annually	07/15/31	USD	306,000,000	(3,576,155)	(9,231)	(3,566,924)
Pay	3M LIBOR	Quarterly	1.510%	Semi-Annually	09/28/31	USD	410,000,000	(2,337,148)	(24,971)	(2,312,177)

Totals								$(25,149,612)	$155,413	$(25,305,025)

OTC Total Return Swaps

Pay/Receive Fixed/Floating Rate	Fixed/Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)[1]
Pay	3M UST	Quarterly	11/30/21	JPMC	S&P GSCI Commodity Index	USD 130,186,627	$7,854,568	$—	$7,854,568
Pay	0.090%	Quarterly	11/30/21	JPMC	S&P GSCI Commodity Index	USD 106,056,986	6,398,751	—	6,398,751
Pay	3M UST	Quarterly	11/30/21	JPMC	S&P GSCI Commodity Index	USD 10,286,788	647,168	—	647,168

Totals							$14,900,487	$—	$14,900,487

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTI-59

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$5,081,687,999	$—	$—	$5,081,687,999
Short-Term Investments
Mutual Funds	346,406,602	—	—	346,406,602
Repurchase Agreement	—	172,541,342	—	172,541,342
Total Short-Term Investments	346,406,602	172,541,342	—	518,947,944
Securities Lending Reinvestments
Certificates of Deposit	—	462,991,409	—	462,991,409
Commercial Paper	—	30,977,672	—	30,977,672
Master Demand Notes	—	7,000,000	—	7,000,000
Repurchase Agreements	—	603,626,182	—	603,626,182
Time Deposits	—	192,440,780	—	192,440,780
Mutual Funds	19,979,353	20,000,000	—	39,979,353
Total Securities Lending Reinvestments	19,979,353	1,317,036,043	—	1,337,015,396
Total Investments	$5,448,073,954	$1,489,577,385	$—	$6,937,651,339

Collateral for Securities Loaned (Liability)	$—	$(1,336,950,469)	$—	$(1,336,950,469)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,570,746	$—	$4,570,746
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,181,386)	—	(4,181,386)
Total Forward Contracts	$—	$389,360	$—	$389,360
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,446,758	$—	$—	$7,446,758
Futures Contracts (Unrealized Depreciation)	(11,366,918)	—	—	(11,366,918)
Total Futures Contracts	$(3,920,160)	$—	$—	$(3,920,160)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(25,305,025)	$—	$(25,305,025)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$14,900,487	$—	$14,900,487

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—83.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.8%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/28 (144A)	258,000	$268,898
Clear Channel International B.V. 6.625%, 08/01/25 (144A)	809,000	842,371
Clear Channel Outdoor Holdings, Inc.
7.500%, 06/01/29 (144A)	2,381,000	2,476,240
7.750%, 04/15/28 (144A) (a)	1,387,000	1,459,818
Lamar Media Corp. 4.000%, 02/15/30	132,000	135,894
Midas OpCo Holdings LLC 5.625%, 08/15/29 (144A)	275,000	284,556
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	295,000	292,389
5.000%, 08/15/27 (144A)	366,000	375,388
Summer BC Holdco A Sarl
5.750%, 10/31/26 (EUR)	100,000	121,337
9.250%, 10/31/27 (EUR)	90,105	113,402
Terrier Media Buyer, Inc. 8.875%, 12/15/27 (144A)	1,547,000	1,635,767

		8,006,060

Aerospace/Defense—2.9%
Boeing Co. (The) 5.930%, 05/01/60	1,713,000	2,340,087
Bombardier, Inc.
6.000%, 02/15/28 (144A) (a)	955,000	965,744
7.125%, 06/15/26 (144A)	1,702,000	1,787,100
7.450%, 05/01/34 (144A)	110,000	128,563
7.500%, 12/01/24 (144A)	1,040,000	1,081,600
7.500%, 03/15/25 (144A) (a)	69,000	70,464
7.875%, 04/15/27 (144A)	790,000	819,013
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A)	664,000	683,920
Howmet Aerospace, Inc. 5.125%, 10/01/24 (a)	31,000	34,187
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	976,000	1,011,380
Rolls-Royce plc 5.750%, 10/15/27 (144A)	1,939,000	2,142,595
Spirit AeroSystems, Inc. 5.500%, 01/15/25 (144A)	387,000	409,252
TransDigm, Inc.
4.625%, 01/15/29 (a)	656,000	654,855
4.875%, 05/01/29	775,000	776,441
6.250%, 03/15/26 (144A)	10,377,000	10,818,022
6.375%, 06/15/26	190,000	196,015
7.500%, 03/15/27	277,000	290,158
8.000%, 12/15/25 (144A)	1,955,000	2,084,519
Triumph Group, Inc. 8.875%, 06/01/24 (144A)	2,206,000	2,426,600

		28,720,515

Agriculture—0.0%
Tereos Finance Groupe I S.A. 7.500%, 10/30/25 (EUR)	100,000	124,338

Airlines—1.8%
Air Canada 3.875%, 08/15/26 (144A)	1,134,000	1,144,263
Air France-KLM 3.875%, 07/01/26 (EUR)	100,000	114,985
American Airlines, Inc. 11.750%, 07/15/25 (144A)	1,642,000	2,031,975
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A)	1,262,020	1,326,698
5.750%, 04/20/29 (144A)	2,032,641	2,190,171
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750%, 10/20/28 (144A)	1,337,000	1,490,755
7.000%, 05/01/25 (144A)	495,000	577,294
Deutsche Lufthansa AG
2.000%, 07/14/24 (EUR)	100,000	117,955
3.500%, 07/14/29 (EUR)	100,000	119,607
3.750%, 02/11/28 (EUR)	100,000	121,634
Finnair Oyj 4.250%, 05/19/25 (EUR)	100,000	119,744
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd. 5.750%, 01/20/26 (144A)	939,000	982,429
International Consolidated Airlines Group S.A.
2.750%, 03/25/25 (EUR)	100,000	116,849
3.750%, 03/25/29 (EUR)	100,000	117,226
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	1,807,000	1,964,968
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A)	89,401	100,263
United Airlines Pass-Through Trust
4.875%, 01/15/26	116,781	123,665
5.875%, 10/15/27	1,998,709	2,236,640
United Airlines, Inc.
4.375%, 04/15/26 (144A)	1,194,000	1,225,342
4.625%, 04/15/29 (144A) (a)	1,077,000	1,113,026

		17,335,489

Apparel—0.2%
Crocs, Inc.
4.125%, 08/15/31 (144A)	536,000	540,020
4.250%, 03/15/29 (144A)	397,000	408,541
Hanesbrands, Inc. 5.375%, 05/15/25 (144A)	66,000	69,094
Levi Strauss & Co. 3.500%, 03/01/31 (144A)	275,000	277,750
William Carter Co. (The) 5.500%, 05/15/25 (144A)	95,000	99,816
Wolverine World Wide, Inc. 4.000%, 08/15/29 (144A)	276,000	278,760

		1,673,981

Auto Manufacturers—1.1%
Allison Transmission, Inc.
3.750%, 01/30/31 (144A)	889,000	864,552
5.875%, 06/01/29 (144A)	508,000	552,729

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Ford Motor Co.
4.346%, 12/08/26	128,000	$136,320
4.750%, 01/15/43	227,000	237,926
5.291%, 12/08/46	293,000	326,329
Ford Motor Credit Co. LLC
2.700%, 08/10/26	800,000	801,600
2.900%, 02/16/28	733,000	732,084
3.375%, 11/13/25	206,000	211,665
3.625%, 06/17/31	200,000	201,250
3.810%, 01/09/24	987,000	1,019,077
3.815%, 11/02/27	200,000	207,500
4.000%, 11/13/30	417,000	433,680
4.125%, 08/17/27	200,000	212,100
4.134%, 08/04/25	916,000	968,670
4.271%, 01/09/27	210,000	223,478
4.389%, 01/08/26	200,000	213,250
4.687%, 06/09/25	200,000	214,000
5.113%, 05/03/29	243,000	271,553
5.125%, 06/16/25	728,000	790,790
General Motors Financial Co., Inc. 5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	310,838
Jaguar Land Rover Automotive plc 4.500%, 07/15/28 (EUR)	100,000	114,185
RCI Banque S.A. 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	100,000	117,415
Renault S.A. 2.375%, 05/25/26 (EUR)	100,000	116,993
Wabash National Corp.
4.500%, 10/15/28 (144A)	606,000	605,242
5.500%, 10/01/25 (144A)	513,000	520,131

		10,403,357

Auto Parts & Equipment—1.4%
Adient U.S. LLC 9.000%, 04/15/25 (144A)	413,000	446,040
Clarios Global L.P. 6.750%, 05/15/25 (144A)	1,142,000	1,204,810
Clarios Global L.P. / Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	167,000	199,976
6.250%, 05/15/26 (144A) (a)	2,392,000	2,513,155
8.500%, 05/15/27 (144A)	4,704,000	5,003,880
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	755,000	790,423
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 (144A)	306,000	306,000
Faurecia SE 3.750%, 06/15/28 (EUR)	100,000	120,468
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 (144A)	344,000	365,070
5.250%, 07/15/31 (144A)	840,000	894,600
5.625%, 04/30/33	823,000	897,070
9.500%, 05/31/25	444,000	487,290
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	120,059
Meritor, Inc. 4.500%, 12/15/28 (144A)	164,000	164,410

Auto Parts & Equipment—(Continued)
Tenneco, Inc. 7.875%, 01/15/29 (144A)	124,000	138,415
Titan International, Inc. 7.000%, 04/30/28 (144A)	150,000	158,062
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	116,414
3.000%, 09/21/25 (EUR)	100,000	121,916
3.750%, 09/21/28 (EUR)	100,000	126,260

		14,174,318

Banks—1.5%
Banca Monte dei Paschi di Siena S.p.A. 2.625%, 04/28/25 (EUR)	175,000	207,267
Banco BPM S.p.A.
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	232,249
5.000%, 5Y EUR Swap + 5.419%, 09/14/30 (EUR) (b)	100,000	126,325
Banco de Sabadell S.A. 2.000%, 5Y EUR Swap + 2.200%, 01/17/30 (EUR) (b)	100,000	115,256
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (d)	400,000	67,184
4.750%, 01/15/18 (EUR) (d)	1,000,000	167,961
Bank of America Corp.
6.100%, 3M LIBOR + 3.898%, 03/17/25 (b)	1,479,000	1,649,277
6.250%, 3M LIBOR + 3.705%, 09/05/24 (b)	404,000	444,400
6.500%, 3M LIBOR + 4.174%, 10/23/24 (b)	1,395,000	1,561,005
Bank of Cyprus PcL 2.500%, 5Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	113,957
CIT Group, Inc.
5.800%, 3M LIBOR + 3.972%, 06/15/22 (a) (b)	569,000	581,091
6.000%, 04/01/36	1,604,000	1,876,680
Citigroup, Inc. 4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	370,000	383,394
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	127,713
Goldman Sachs Group, Inc. (The) 4.950%, 5Y H15 + 3.224%, 02/10/25 (a) (b)	1,490,000	1,579,400
Intesa Sanpaolo S.p.A.
4.198%, 06/01/32 (144A) (a)	415,000	425,439
4.950%, 06/01/42 (144A)	305,000	316,087
5.148%, 06/10/30 (GBP)	100,000	151,194
5.875%, 5Y EUR Swap + 5.751%, 03/04/29 (EUR) (b)	100,000	129,582
JPMorgan Chase & Co.
4.600%, SOFR + 3.125%, 02/01/25 (b)	539,000	551,127
5.000%, SOFR + 3.380%, 08/01/24 (b)	1,401,000	1,462,294
6.125%, 3M LIBOR + 3.330%, 04/30/24 (b)	243,000	261,529
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	100,000	117,054
Wells Fargo & Co.
3.900%, 5Y H15 + 3.453%, 03/15/26 (b)	890,000	917,812
5.875%, 3M LIBOR + 3.990%, 06/15/25 (a) (b)	846,000	942,875

		14,508,152

Biotechnology—0.1%
Cidron Aida Finco S.a.r.l
5.000%, 04/01/28 (EUR)	100,000	116,688
6.250%, 04/01/28 (GBP)	100,000	136,162

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Emergent BioSolutions, Inc. 3.875%, 08/15/28 (144A) (a)	160,000	$155,600
Grifols Escrow Issuer S.A. 3.875%, 10/15/28 (EUR)	100,000	117,138
HCRX Investments Holdco L.P. 4.500%, 08/01/29 (144A)	353,000	354,765

		880,353

Building Materials—1.0%
APi Group DE, Inc. 4.125%, 07/15/29 (144A)	352,000	344,907
Builders FirstSource, Inc. 6.750%, 06/01/27 (144A)	230,000	243,800
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	118,293
Cornerstone Building Brands, Inc. 6.125%, 01/15/29 (144A) (a)	1,188,000	1,262,814
CP Atlas Buyer, Inc. 7.000%, 12/01/28 (144A)	643,000	644,607
Forterra Finance LLC / FRTA Finance Corp. 6.500%, 07/15/25 (144A)	635,000	679,450
Griffon Corp. 5.750%, 03/01/28	88,000	92,400
HT Troplast GmbH 9.250%, 07/15/25 (EUR)	100,000	126,927
JELD-WEN, Inc.
4.625%, 12/15/25 (144A)	128,000	129,962
4.875%, 12/15/27 (144A)	40,000	41,682
6.250%, 05/15/25 (144A)	326,000	343,930
Masonite International Corp.
3.500%, 02/15/30 (144A)	574,000	569,695
5.375%, 02/01/28 (144A)	180,000	189,540
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	224,498
6.250%, 03/15/26 (144A)	166,000	171,644
9.750%, 07/15/28 (144A)	284,000	308,850
Patrick Industries, Inc. 4.750%, 05/01/29 (144A)	165,000	168,300
PCF GmbH
4.750%, 04/15/26 (EUR)	100,000	119,600
4.750%, 3M EURIBOR + 4.750%, 04/15/26 (EUR) (b)	100,000	116,820
SRM Escrow Issuer LLC 6.000%, 11/01/28 (144A)	1,977,000	2,093,149
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	100,000	114,232
3.375%, 01/15/31 (144A)	590,000	561,503
4.375%, 07/15/30 (144A) (a)	620,000	632,400
Summit Materials LLC / Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	382,000	401,100
Victors Merger Corp. 6.375%, 05/15/29 (144A)	413,000	395,448

		10,095,551

Chemicals—1.4%
Ashland LLC 3.375%, 09/01/31 (144A)	951,000	959,321

Chemicals—(Continued)
Axalta Coating Systems LLC 3.375%, 02/15/29 (144A)	349,000	339,403
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A)	256,000	266,880
Chemours Co. (The)
4.000%, 05/15/26 (EUR)	200,000	235,971
5.750%, 11/15/28 (144A) (a)	257,000	269,130
Diamond BC B.V. 4.625%, 10/01/29 (144A)	727,000	737,905
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	2,759,000	2,786,590
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	468,305
HB Fuller Co. 4.250%, 10/15/28	229,000	233,008
Herens Holdco Sarl 4.750%, 05/15/28 (144A) (a)	953,000	957,765
Herens Midco Sarl 5.250%, 05/15/29 (EUR)	100,000	112,360
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	627,000	691,267
INEOS Finance plc 3.375%, 03/31/26 (EUR)	100,000	118,325
Ingevity Corp. 3.875%, 11/01/28 (144A)	191,000	190,523
Kraton Polymers LLC / Kraton Polymers Capital Corp. 5.250%, 05/15/26 (EUR)	100,000	119,020
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (144A)	312,000	312,000
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	378,687
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	118,730
Nobian Finance B.V. 3.625%, 07/15/26 (EUR)	100,000	114,713
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	168,245
OCI NV 5.250%, 11/01/24 (144A)	331,000	340,467
SCIH Salt Holdings, Inc.
4.875%, 05/01/28 (144A) (a)	660,000	663,300
6.625%, 05/01/29 (144A) (a)	464,000	445,440
SPCM S.A. 3.125%, 03/15/27 (144A)	259,000	259,311
Valvoline, Inc. 3.625%, 06/15/31 (144A)	3,000	2,963
WR Grace Holdings LLC 5.625%, 08/15/29 (144A)	2,574,000	2,651,246

		13,940,875

Commercial Services—4.2%
ADT Security Corp. (The) 4.875%, 07/15/32 (144A)	394,000	397,448

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	1,298,000	$1,280,853
6.625%, 07/15/26 (144A)	3,475,000	3,674,048
9.750%, 07/15/27 (144A)	1,979,000	2,153,103
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.625%, 06/01/28 (EUR)	100,000	113,667
4.625%, 06/01/28 (144A)	3,836,000	3,827,783
4.875%, 06/01/28 (GBP)	100,000	132,577
AMN Healthcare, Inc. 4.000%, 04/15/29 (144A)	212,000	218,360
APX Group, Inc.
5.750%, 07/15/29 (144A)	718,000	708,702
6.750%, 02/15/27 (144A)	590,000	626,787
ASGN, Inc. 4.625%, 05/15/28 (144A)	148,000	153,180
Autostrade per l’Italia S.p.A. 2.000%, 12/04/28 (EUR)	131,000	159,256
2.000%, 01/15/30 (EUR)	100,000	121,453
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.375%, 03/01/29 (144A) (a)	265,000	280,079
Bidfair Holdings, Inc. 5.875%, 06/01/29 (144A)	822,000	845,633
Brink’s Co. (The) 5.500%, 07/15/25 (144A)	100,000	104,500
CoreLogic, Inc. 4.500%, 05/01/28 (144A)	650,000	645,938
EC Finance plc 3.000%, 10/15/26 (EUR)	200,000	232,967
Garda World Security Corp.
4.625%, 02/15/27 (144A)	649,000	649,000
9.500%, 11/01/27 (144A)	444,000	480,563
Gartner, Inc.
3.625%, 06/15/29 (144A)	634,000	638,818
3.750%, 10/01/30 (144A)	732,000	753,374
4.500%, 07/01/28 (144A)	603,000	633,150
Graham Holdings Co. 5.750%, 06/01/26 (144A)	80,000	83,544
HealthEquity, Inc. 4.500%, 10/01/29 (144A)	762,000	773,430
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	735,000	771,180
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	134,000	157,865
IPD 3 B.V. 5.500%, 12/01/25 (EUR)	100,000	121,112
Jaguar Holding Co. II / PPD Development L.P.
4.625%, 06/15/25 (144A)	199,000	206,711
5.000%, 06/15/28 (144A)	1,260,000	1,356,188
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26 (144A)	561,000	575,025
Loxam SAS 3.750%, 07/15/26 (EUR)	100,000	118,325
Metis Merger Sub LLC 6.500%, 05/15/29 (144A)	560,000	544,600

Commercial Services—(Continued)
MoneyGram International, Inc. 5.375%, 08/01/26 (144A)	284,000	288,260
MPH Acquisition Holdings LLC 5.500%, 09/01/28 (144A)	888,000	885,558
Nesco Holdings II, Inc. 5.500%, 04/15/29 (144A)	601,000	623,357
Nielsen Finance LLC / Nielsen Finance Co.
4.750%, 07/15/31 (144A)	147,000	142,996
5.625%, 10/01/28 (144A)	1,147,000	1,190,013
5.875%, 10/01/30 (144A)	461,000	485,373
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27 (144A)	104,000	99,776
5.750%, 04/15/26 (144A)	233,000	252,050
6.250%, 01/15/28 (144A)	243,000	251,209
Rekeep S.p.A. 7.250%, 02/01/26 (EUR)	100,000	124,872
Sabre GLBL, Inc.
7.375%, 09/01/25 (144A)	535,000	570,203
9.250%, 04/15/25 (144A)	1,096,000	1,266,746
Service Corp. International
4.000%, 05/15/31	1,749,000	1,808,029
5.125%, 06/01/29	52,000	56,532
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A)	849,000	886,144
Sotheby’s 7.375%, 10/15/27 (144A) (a)	2,021,000	2,137,208
Square, Inc. 3.500%, 06/01/31 (144A)	1,644,000	1,686,300
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	87,920	104,843
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	115,024
United Rentals North America, Inc. 4.875%, 01/15/28	23,000	24,317
Verisure Holding AB
3.250%, 02/15/27 (EUR)	148,000	172,176
3.500%, 05/15/23 (EUR)	119,000	138,949
3.875%, 07/15/26 (EUR)	100,000	118,731
Verisure Midholding AB 5.250%, 02/15/29 (EUR)	100,000	118,833
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,813,000	4,017,949
WASH Multifamily Acquisition, Inc. 5.750%, 04/15/26 (144A)	243,000	253,747

		41,358,414

Computers—0.6%
Ahead DB Holdings LLC 6.625%, 05/01/28 (144A)	282,000	284,115
Austin BidCo, Inc. 7.125%, 12/15/28 (144A)	159,000	160,192
Banff Merger Sub, Inc. 8.375%, 09/01/26 (EUR)	100,000	120,225
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	726,000	744,237
4.000%, 07/01/29 (144A)	1,089,000	1,116,225

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Centurion Bidco S.p.A. 5.875%, 09/30/26 (EUR)	100,000	$121,260
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	708,000	705,628
KBR, Inc. 4.750%, 09/30/28 (144A)	397,000	401,962
NCR Corp.
5.000%, 10/01/28 (144A)	569,000	581,410
5.125%, 04/15/29 (144A) (a)	367,000	378,469
5.250%, 10/01/30 (144A)	239,000	250,599
6.125%, 09/01/29 (144A)	318,000	345,030
Science Applications International Corp. 4.875%, 04/01/28 (144A)	304,000	314,169
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.750%, 06/01/25 (144A)	534,000	560,700
Unisys Corp. 6.875%, 11/01/27 (144A)	76,000	83,030

		6,167,251

Cosmetics/Personal Care—0.1%
Coty, Inc.
3.875%, 04/15/26 (EUR)	137,000	162,306
4.000%, 04/15/23 (EUR)	200,000	232,971
Edgewell Personal Care Co. 5.500%, 06/01/28 (144A)	213,000	224,956

		620,233

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	128,000	127,641
4.000%, 01/15/28 (144A)	44,000	44,935
BCPE Empire Holdings, Inc. 7.625%, 05/01/27 (144A)	283,000	281,585
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A)	98,000	97,618
IAA, Inc. 5.500%, 06/15/27 (144A)	104,000	108,680
Wolverine Escrow LLC 9.000%, 11/15/26 (144A)	77,000	71,129

		731,588

Diversified Financial Services—2.1%
American Express Co. 3.550%, 5Y H15 + 2.854%, 09/15/26 (b)	1,985,000	2,022,417
Aretec Escrow Issuer, Inc. 7.500%, 04/01/29 (144A)	285,000	293,550
Arrow Global Finance plc 5.125%, 09/15/24 (GBP)	100,000	134,740
Blackstone CQP Holdco L.P. 5.500%, 05/24/31	973,000	1,034,834
Charles Schwab Corp. (The) 4.000%, 10Y H15 + 3.079%, 12/01/30 (b)	2,010,000	2,073,315
Coinbase Global, Inc.
3.375%, 10/01/28 (144A)	833,000	800,371
3.625%, 10/01/31 (144A)	806,000	766,204

Diversified Financial Services—(Continued)
doValue S.p.A. 3.375%, 07/31/26 (EUR)	100,000	117,573
Enact Holdings, Inc. 6.500%, 08/15/25 (144A)	997,000	1,088,495
Encore Capital Group, Inc. 4.875%, 10/15/25 (EUR)	100,000	121,363
Garfunkelux Holdco 3 S.A. 7.750%, 11/01/25 (GBP)	200,000	281,494
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	735,562	722,690
Home Point Capital, Inc. 5.000%, 02/01/26 (144A)	518,000	469,577
Intrum AB 3.500%, 07/15/26 (EUR)	101,000	119,479
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 08/15/28 (144A)	880,000	892,100
Jerrold Finco plc 5.250%, 01/15/27 (GBP)	100,000	139,847
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	54,732
4.750%, 01/16/14 (EUR) (d)	2,140,000	26,028
5.375%, 10/17/12 (EUR) (d)	350,000	4,257
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	305,000	305,674
5.500%, 08/15/28 (144A)	649,000	668,470
6.000%, 01/15/27 (144A)	789,000	825,925
Navient Corp.
5.000%, 03/15/27	11,000	11,330
5.875%, 10/25/24	149,000	159,058
6.750%, 06/15/26	143,000	157,819
7.250%, 09/25/23	218,000	237,733
NFP Corp.
4.875%, 08/15/28 (144A)	1,164,000	1,183,788
6.875%, 08/15/28 (144A)	2,712,000	2,769,088
OneMain Finance Corp.
3.500%, 01/15/27	813,000	813,366
5.375%, 11/15/29	165,000	178,835
6.625%, 01/15/28	474,000	545,100
6.875%, 03/15/25	185,000	207,894
7.125%, 03/15/26	547,000	633,836
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
2.875%, 10/15/26 (144A)	520,000	508,144
4.000%, 10/15/33 (144A)	526,000	522,055

		20,891,181

Electric—1.6%
Calpine Corp.
3.750%, 03/01/31 (144A)	3,000	2,888
4.500%, 02/15/28 (144A)	258,000	263,160
4.625%, 02/01/29 (144A)	82,000	80,770
5.000%, 02/01/31 (144A)	164,000	164,000
5.125%, 03/15/28 (144A)	2,558,000	2,590,574
5.250%, 06/01/26 (144A)	55,000	56,580
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	724,000	723,095
4.750%, 03/15/28 (144A)	445,000	471,077

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Edison International 5.375%, 5Y H15 + 4.698%, 03/15/26 (a) (b)	1,100,000	$1,137,455
Electricite de France S.A.
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	239,259
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	240,740
FirstEnergy Corp.
2.250%, 09/01/30	51,000	49,215
2.650%, 03/01/30	435,000	432,825
3.400%, 03/01/50	1,540,000	1,480,494
4.400%, 07/15/27	329,000	360,972
5.350%, 07/15/47	1,244,000	1,516,901
7.375%, 11/15/31	541,000	739,038
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	403,000	471,668
5.450%, 07/15/44 (144A)	1,021,000	1,301,311
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	12,000	12,660
NRG Energy, Inc.
3.625%, 02/15/31 (144A)	711,000	698,380
3.875%, 02/15/32 (144A)	963,000	952,166
Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	890,000	927,825
PG&E Corp. 5.250%, 07/01/30 (a)	397,000	406,429
Public Power Corp. S.A.
3.375%, 07/31/28 (EUR)	100,000	119,665
3.875%, 03/30/26 (EUR)	100,000	120,758
Vistra Operations Co. LLC 4.375%, 05/01/29 (144A)	596,000	599,653

		16,159,558

Electrical Components & Equipment—0.2%
Belden, Inc.
3.375%, 07/15/31 (EUR)	100,000	120,175
4.125%, 10/15/26 (EUR)	100,000	118,232
Energizer Holdings, Inc.
4.375%, 03/31/29 (144A)	40,000	39,698
4.750%, 06/15/28 (144A)	255,000	259,397
WESCO Distribution, Inc.
7.125%, 06/15/25 (144A)	400,000	426,852
7.250%, 06/15/28 (144A)	1,363,000	1,509,522

		2,473,876

Electronics—0.5%
Atkore, Inc. 4.250%, 06/01/31 (144A)	435,000	448,050
Imola Merger Corp. 4.750%, 05/15/29 (144A)	1,501,000	1,552,812
Sensata Technologies B.V.
4.000%, 04/15/29 (144A)	1,165,000	1,185,912
5.625%, 11/01/24 (144A)	161,000	178,193
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	200,000	201,368
4.375%, 02/15/30 (144A)	1,037,000	1,115,771

		4,682,106

Energy-Alternate Sources—0.0%
TerraForm Power Operating LLC
4.250%, 01/31/23 (144A)	203,000	208,582
4.750%, 01/15/30 (144A)	195,000	204,019

		412,601

Engineering & Construction—0.3%
Abertis Infraestructuras Finance B.V. 3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	100,000	118,805
ARCOSA, Inc. 4.375%, 04/15/29 (144A)	961,000	973,012
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A) (a)	704,000	706,640
Dycom Industries, Inc. 4.500%, 04/15/29 (144A) (a)	261,000	262,103
Heathrow Finance plc 4.625%, 09/01/29 (GBP) (e)	100,000	136,901
MasTec, Inc. 4.500%, 08/15/28 (144A)	444,000	463,425

		2,660,886

Entertainment—3.0%
Affinity Gaming 6.875%, 12/15/27 (144A)	349,000	367,052
Boyne USA, Inc. 4.750%, 05/15/29 (144A)	642,000	662,865
Caesars Entertainment, Inc. 4.625%, 10/15/29 (144A)	1,069,000	1,082,362
6.250%, 07/01/25 (144A)	3,387,000	3,565,690
8.125%, 07/01/27 (144A) (a)	2,594,000	2,916,240
Caesars Resort Collection LLC / CRC Finco, Inc. 5.750%, 07/01/25 (144A)	699,000	736,903
CCM Merger, Inc. 6.375%, 05/01/26 (144A)	400,000	421,000
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.500%, 05/01/25 (144A)	1,840,000	1,911,300
6.500%, 10/01/28	122,000	130,889
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	332,000	347,355
5.500%, 04/01/27 (144A)	655,000	679,562
Cirsa Finance International Sarl
4.500%, 03/15/27 (EUR)	100,000	114,575
4.750%, 05/22/25 (EUR)	100,000	116,125
6.250%, 12/20/23 (EUR)	84,917	99,790
CPUK Finance, Ltd. 4.875%, 08/28/25 (GBP)	100,000	135,751
Everi Holdings, Inc. 5.000%, 07/15/29 (144A) (a)	137,000	140,381
Gamma Bidco S.p.A. 6.250%, 07/15/25 (EUR)	100,000	120,636
International Game Technology plc 3.500%, 06/15/26 (EUR)	200,000	237,624
Lions Gate Capital Holdings LLC 5.500%, 04/15/29 (144A) (a)	373,000	385,596

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	419,000	$416,512
4.750%, 10/15/27 (144A) (a)	216,000	219,507
4.875%, 11/01/24 (144A)	76,000	76,849
6.500%, 05/15/27 (144A)	2,471,000	2,718,100
Merlin Entertainments, Ltd. 5.750%, 06/15/26 (144A)	400,000	413,000
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	670,000	682,562
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc. 8.500%, 11/15/27 (144A)	613,000	658,209
Penn National Gaming, Inc. 4.125%, 07/01/29 (144A)	241,000	238,204
Pinewood Finance Co., Ltd. 3.250%, 09/30/25 (GBP)	100,000	136,405
Powdr Corp. 6.000%, 08/01/25 (144A)	520,000	546,000
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	315,000	318,150
5.875%, 09/01/31 (144A)	315,000	318,244
Raptor Acquisition Corp / Raptor Co-Issuer LLC 4.875%, 11/01/26 (144A)	471,000	481,009
Scientific Games International, Inc.
3.375%, 02/15/26 (EUR)	200,000	233,431
5.000%, 10/15/25 (144A)	522,000	537,008
7.000%, 05/15/28 (144A)	296,000	319,310
7.250%, 11/15/29 (144A)	290,000	325,855
8.250%, 03/15/26 (144A)	873,000	926,471
8.625%, 07/01/25 (144A)	435,000	471,076
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	1,938,000	2,063,970
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	333,000	352,148
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/14 (144A)† (d) (f) (g)	283,116	0
WMG Acquisition Corp.
2.250%, 08/15/31 (EUR)	100,000	115,732
3.875%, 07/15/30 (144A)	260,000	270,400
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,705,000	1,717,787
7.750%, 04/15/25 (144A)	452,000	476,869

		29,204,504

Environmental Control—0.9%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A)	516,000	565,020
Covanta Holding Corp. 5.000%, 09/01/30	312,000	315,120
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	442,000	444,763
3.750%, 08/01/25 (144A)	311,000	319,941
4.000%, 08/01/28 (144A) (a)	1,311,000	1,301,167
4.250%, 06/01/25 (144A)	233,000	240,281

Environmental Control—(Continued)
GFL Environmental, Inc.
4.375%, 08/15/29 (144A)	368,000	371,680
4.750%, 06/15/29 (144A)	1,327,000	1,363,492
5.125%, 12/15/26 (144A)	806,000	846,389
Madison IAQ LLC
4.125%, 06/30/28 (144A)	143,000	143,000
5.875%, 06/30/29 (144A)	1,170,000	1,178,775
Stericycle, Inc. 3.875%, 01/15/29 (144A)	352,000	354,151
Tervita Corp. 11.000%, 12/01/25 (144A)	223,000	252,327
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	1,075,000	1,085,750

		8,781,856

Food—2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
3.250%, 03/15/26 (144A)	769,000	780,535
4.625%, 01/15/27 (144A)	855,000	896,924
4.875%, 02/15/30 (144A)	278,000	299,545
5.875%, 02/15/28 (144A)	568,000	604,920
Bellis Acquisition Co. plc 3.250%, 02/16/26 (GBP)	100,000	132,343
Casino Guichard Perrachon S.A.
3.992%, 5Y EURIBOR ICE Swap + 3.819%, 01/31/24 (EUR) (b)	100,000	82,301
5.250%, 04/15/27 (EUR)	100,000	116,414
Chobani LLC / Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	578,000	596,785
7.500%, 04/15/25 (144A)	891,000	927,086
JBS USA LUX S.A. / JBS USA Finance, Inc. 6.500%, 04/15/29 (144A)	1,040,000	1,162,200
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
3.750%, 12/01/31 (144A) (a)	1,032,000	1,073,827
6.750%, 02/15/28 (144A)	226,000	244,930
Kraft Heinz Foods Co.
4.250%, 03/01/31	1,855,000	2,097,117
4.375%, 06/01/46 (a)	899,000	1,022,900
4.625%, 10/01/39	178,000	207,456
4.875%, 10/01/49	2,316,000	2,818,792
5.000%, 07/15/35	257,000	316,050
5.000%, 06/04/42	314,000	385,071
5.200%, 07/15/45	765,000	958,196
5.500%, 06/01/50	3,599,000	4,748,415
6.500%, 02/09/40	365,000	518,298
6.875%, 01/26/39	547,000	807,554
Lamb Weston Holdings, Inc. 4.875%, 05/15/28 (144A)	91,000	100,032
Performance Food Group, Inc. 4.250%, 08/01/29 (144A)	907,000	909,268
Picard Groupe SAS 3.875%, 07/01/26 (EUR)	100,000	117,596
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A)	1,412,000	1,435,827

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	571,000	$564,222
4.625%, 04/15/30 (144A)	73,000	73,564
5.500%, 12/15/29 (144A)	513,000	543,780
5.750%, 03/01/27 (144A)	2,000	2,078
Premier Foods Finance plc 3.500%, 10/15/26 (GBP)	100,000	135,583
Simmons Foods, Inc. 4.625%, 03/01/29 (144A)	1,147,000	1,155,602
TreeHouse Foods, Inc. 4.000%, 09/01/28	257,000	251,518
U.S. Foods, Inc.
4.750%, 02/15/29 (144A)	1,001,000	1,027,276
6.250%, 04/15/25 (144A)	309,000	324,126
United Natural Foods, Inc. 6.750%, 10/15/28 (144A)	206,000	222,995

		27,661,126

Food Service—0.1%
Aramark Services, Inc.
5.000%, 04/01/25 (144A)	579,000	592,578
5.000%, 02/01/28 (144A)	125,000	128,437
6.375%, 05/01/25 (144A)	536,000	563,470

		1,284,485

Hand/Machine Tools—0.0%
IMA Industria Macchine Automatiche SpA 3.750%, 01/15/28 (EUR)	100,000	116,704

Healthcare-Products—1.1%
Avantor Funding, Inc. 4.625%, 07/15/28 (144A)	2,260,000	2,378,650
Hologic, Inc. 3.250%, 02/15/29 (144A)	210,000	210,100
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/29 (144A)	1,312,000	1,312,000
5.250%, 10/01/29 (144A)	2,862,000	2,862,000
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
7.250%, 02/01/28 (144A)	2,216,000	2,371,397
7.375%, 06/01/25 (144A)	780,000	822,900
Teleflex, Inc. 4.250%, 06/01/28 (144A)	435,000	452,004

		10,409,051

Healthcare-Services—4.9%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A)	292,000	304,045
5.500%, 07/01/28 (144A)	436,000	458,323
AHP Health Partners, Inc. 5.750%, 07/15/29 (144A)	733,000	740,330
Akumin Escrow, Inc. 7.500%, 08/01/28 (144A)	158,000	152,865
Akumin, Inc. 7.000%, 11/01/25 (144A)	264,000	256,080

Healthcare-Services—(Continued)
CAB SELAS 3.375%, 02/01/28 (EUR)	100,000	116,841
Cano Health LLC 6.250%, 10/01/28 (144A)	246,000	248,460
Catalent Pharma Solutions, Inc.
2.375%, 03/01/28 (EUR)	186,000	217,916
3.125%, 02/15/29 (144A)	447,000	438,932
3.500%, 04/01/30 (144A)	1,285,000	1,285,000
5.000%, 07/15/27 (144A)	82,000	85,178
Centene Corp.
2.450%, 07/15/28	1,661,000	1,669,305
2.500%, 03/01/31	2,986,000	2,944,942
2.625%, 08/01/31	1,142,000	1,134,280
3.000%, 10/15/30	2,019,000	2,069,475
4.250%, 12/15/27	179,000	187,350
4.625%, 12/15/29	2,732,000	2,977,334
Charles River Laboratories International, Inc.
3.750%, 03/15/29 (144A)	88,000	89,870
4.000%, 03/15/31 (144A)	249,000	260,885
4.250%, 05/01/28 (144A)	88,000	91,331
Chrome Bidco SASU 3.500%, 05/31/28 (EUR)	100,000	118,296
CHS/Community Health Systems, Inc.
5.625%, 03/15/27 (144A)	1,386,000	1,451,322
6.000%, 01/15/29 (144A)	1,144,000	1,212,640
6.125%, 04/01/30 (144A)	796,000	773,493
6.625%, 02/15/25 (144A)	2,559,000	2,677,354
6.875%, 04/15/29 (144A)	265,000	265,623
8.000%, 03/15/26 (144A)	2,654,000	2,814,501
DaVita, Inc. 4.625%, 06/01/30 (144A)	28,000	28,801
Encompass Health Corp.
4.500%, 02/01/28	161,000	166,233
4.625%, 04/01/31	504,000	529,729
4.750%, 02/01/30	1,017,000	1,069,630
HCA, Inc.
3.500%, 09/01/30	2,461,000	2,607,159
5.375%, 02/01/25	38,000	42,465
5.625%, 09/01/28	1,252,000	1,489,504
5.875%, 02/15/26	65,000	74,506
5.875%, 02/01/29	153,000	183,858
IQVIA, Inc. 5.000%, 10/15/26 (144A)	299,000	306,436
Korian S.A. 4.125%, 5Y UKG + 9.079%, 03/15/24 (GBP) (b)	100,000	134,441
Legacy LifePoint Health LLC
4.375%, 02/15/27 (144A)	161,000	160,598
6.750%, 04/15/25 (144A)	412,000	432,950
LifePoint Health, Inc. 5.375%, 01/15/29 (144A) (a)	890,000	865,525
MEDNAX, Inc. 6.250%, 01/15/27 (144A)	293,000	308,016
ModivCare Escrow Issuer, Inc. 5.000%, 10/01/29 (144A)	453,000	469,557

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
ModivCare, Inc. 5.875%, 11/15/25 (144A)	170,000	$179,775
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	739,000	772,255
4.375%, 06/15/28 (144A) (a)	497,000	517,069
Prime Healthcare Services, Inc. 7.250%, 11/01/25 (144A)	1,356,000	1,454,310
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/01/26 (144A)	235,000	248,219
RP Escrow Issuer LLC 5.250%, 12/15/25 (144A)	343,000	352,861
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A) (a)	1,440,000	1,465,200
10.000%, 04/15/27 (144A) (a)	877,000	947,160
Syneos Health, Inc. 3.625%, 01/15/29 (144A)	1,063,000	1,060,024
Tenet Healthcare Corp.
4.250%, 06/01/29 (144A)	787,000	798,805
4.625%, 09/01/24 (144A)	336,000	343,560
4.625%, 06/15/28 (144A)	152,000	157,496
4.875%, 01/01/26 (144A)	1,920,000	1,987,046
5.125%, 11/01/27 (144A)	1,279,000	1,333,357
6.125%, 10/01/28 (144A)	1,341,000	1,408,687
6.250%, 02/01/27 (144A)	96,000	99,600
7.500%, 04/01/25 (144A)	554,000	587,932
U.S. Acute Care Solutions LLC 6.375%, 03/01/26 (144A)	293,000	309,115

		47,933,850

Home Builders—0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	272,627
4.625%, 04/01/30 (144A)	277,000	278,558
6.625%, 01/15/28 (144A)	145,000	154,063
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
4.875%, 02/15/30 (144A)	816,000	832,320
5.000%, 06/15/29 (144A)	548,000	560,357
Forestar Group, Inc. 3.850%, 05/15/26 (144A)	268,000	267,665
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	285,967
K Hovnanian Enterprises, Inc.
7.750%, 02/15/26 (144A) (a)	710,000	745,500
10.000%, 11/15/25 (144A)	178,000	189,570
KB Home 4.000%, 06/15/31 (a)	257,000	263,746
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	376,043
5.250%, 12/15/27 (144A)	310,000	323,950
Meritage Homes Corp. 5.125%, 06/06/27	129,000	143,674
New Home Co., Inc. (The) 7.250%, 10/15/25 (144A)	160,000	168,363

Home Builders—(Continued)
Picasso Finance Sub, Inc. 6.125%, 06/15/25 (144A)	645,000	682,017
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	88,000	94,712
5.875%, 06/15/27 (144A)	26,000	29,640
Toll Brothers Finance Corp. 4.350%, 02/15/28	29,000	31,755
TRI Pointe Homes, Inc.
5.250%, 06/01/27	174,000	187,920
5.700%, 06/15/28	120,000	130,500
5.875%, 06/15/24	107,000	117,700
Williams Scotsman International, Inc. 4.625%, 08/15/28 (144A)	513,000	534,397
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A)	294,000	316,050

		6,987,094

Home Furnishings—0.1%
Tempur Sealy International, Inc.
3.875%, 10/15/31 (144A)	762,000	762,953
4.000%, 04/15/29 (144A)	693,000	713,790

		1,476,743

Household Products/Wares—0.2%
Central Garden & Pet Co.
4.125%, 10/15/30 (a)	439,000	448,877
4.125%, 04/30/31 (144A)	506,000	513,856
Spectrum Brands, Inc.
3.875%, 03/15/31 (144A)	195,000	197,029
5.000%, 10/01/29 (144A)	219,000	235,425
5.500%, 07/15/30 (144A)	113,000	125,148

		1,520,335

Housewares—0.3%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	877,000	927,844
Newell Brands, Inc.
4.875%, 06/01/25	166,000	183,214
6.000%, 04/01/46	300,000	387,750
Scotts Miracle-Gro Co. (The)
4.000%, 04/01/31 (144A)	666,000	664,748
4.375%, 02/01/32 (144A)	72,000	72,585
SWF Escrow Issuer, Inc. 6.500%, 10/01/29 (144A)	622,000	606,015

		2,842,156

Insurance—1.4%
Acrisure LLC / Acrisure Finance, Inc. 6.000%, 08/01/29 (144A)	624,000	616,081
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	3,036,000	3,066,360
6.750%, 10/15/27 (144A)	4,285,000	4,434,975
AmWINS Group, Inc. 4.875%, 06/30/29 (144A)	717,000	727,074

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Ardonagh Midco 2 plc 11.500%, 12.750% PIK, 01/15/27 (144A) (a) (c)	226,387	$247,328
AssuredPartners, Inc. 5.625%, 01/15/29 (144A)	587,000	590,639
BroadStreet Partners, Inc. 5.875%, 04/15/29 (144A)	496,000	494,140
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	140,822
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	671,000	707,905
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co-Issuer, Inc. 7.625%, 8.375% PIK, 10/15/25 (144A) (c)	250,000	265,469
HUB International, Ltd. 7.000%, 05/01/26 (144A)	2,036,000	2,104,715
MGIC Investment Corp. 5.250%, 08/15/28	332,000	354,261
Societa Cattolica di Assicurazioni 4.250%, 3M EURIBOR + 4.455%, 12/14/47 (EUR) (b)	100,000	133,500
Unipol Gruppo S.p.A. 3.250%, 09/23/30 (EUR)	125,000	168,257

		14,051,526

Internet—1.7%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.000%, 05/01/28 (144A)	1,060,000	1,054,700
ANGI Group LLC 3.875%, 08/15/28 (144A) (a)	820,000	815,900
Arches Buyer, Inc. 4.250%, 06/01/28 (144A)	241,000	244,346
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A)	359,000	352,305
5.625%, 09/15/28 (144A)	532,000	533,928
Endure Digital Inc 6.000%, 02/15/29 (144A)	356,000	338,200
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	317,000	314,226
5.250%, 12/01/27 (144A)	172,000	179,310
ION Trading Technologies Sarl 5.750%, 05/15/28 (144A)	506,000	515,931
Match Group Holdings II LLC
3.625%, 10/01/31 (144A)	299,000	295,451
4.125%, 08/01/30 (144A)	103,000	107,249
4.625%, 06/01/28 (144A)	9,000	9,409
MercadoLibre, Inc. 2.375%, 01/14/26	3,000	2,951
Netflix, Inc.
4.875%, 06/15/30 (144A)	510,000	600,525
5.375%, 11/15/29 (144A)	255,000	308,869
5.875%, 11/15/28	1,109,000	1,358,969
6.375%, 05/15/29	83,000	104,995
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750%, 04/30/27 (144A)	646,000	646,000
6.000%, 02/15/28 (144A) (a)	611,000	607,749
10.750%, 06/01/28 (144A)	199,000	223,875
Rakuten Group, Inc. 4.250%, 5Y EUR Swap + 4.740%, 04/22/27 (EUR) (b)	200,000	233,658

Internet—(Continued)
Twitter, Inc. 3.875%, 12/15/27 (144A)	798,000	851,865
Uber Technologies, Inc.
4.500%, 08/15/29 (144A)	1,273,000	1,281,752
6.250%, 01/15/28 (144A)	1,197,000	1,283,770
7.500%, 05/15/25 (144A)	1,898,000	2,023,268
7.500%, 09/15/27 (144A)	1,578,000	1,722,979
8.000%, 11/01/26 (144A)	624,000	659,490
United Group B.V.
4.000%, 11/15/27 (EUR)	150,000	171,571
4.625%, 08/15/28 (EUR)	100,000	116,154
4.875%, 07/01/24 (EUR)	100,000	117,160

		17,076,555

Investment Companies—0.4%
Compass Group Diversified Holdings LLC. 5.250%, 04/15/29 (144A)	542,000	567,068
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.375%, 02/01/29	805,000	803,994
4.750%, 09/15/24	301,000	313,040
5.250%, 05/15/27	1,533,000	1,590,487
6.250%, 05/15/26	124,000	129,580
Owl Rock Technology Finance Corp. 3.750%, 06/17/26 (144A)	305,000	321,987

		3,726,156

Iron/Steel—0.5%
Allegheny Technologies, Inc.
4.875%, 10/01/29	277,000	278,039
5.125%, 10/01/31	313,000	315,410
7.875%, 08/15/23	158,000	177,750
Big River Steel LLC / BRS Finance Corp. 6.625%, 01/31/29 (144A)	2,932,000	3,170,225
thyssenKrupp AG
1.875%, 03/06/23 (EUR)	43,000	50,107
2.875%, 02/22/24 (EUR)	181,000	214,903
United States Steel Corp.
6.250%, 03/15/26 (a)	33,000	34,031
6.875%, 03/01/29	687,000	732,490

		4,972,955

Leisure Time—1.3%
Carnival Corp.
4.000%, 08/01/28 (144A)	2,696,000	2,722,960
5.750%, 03/01/27 (144A)	1,978,000	2,044,757
9.875%, 08/01/27 (144A)	511,000	589,751
10.125%, 02/01/26 (EUR)	134,000	178,192
10.500%, 02/01/26 (144A)	1,043,000	1,210,089
11.500%, 04/01/23 (144A)	202,000	225,483
Life Time, Inc.
5.750%, 01/15/26 (144A)	666,000	689,310
8.000%, 04/15/26 (144A) (a)	472,000	500,320
MajorDrive Holdings IV LLC 6.375%, 06/01/29 (144A) (a)	273,000	263,845

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—(Continued)
NCL Corp., Ltd.
5.875%, 03/15/26 (144A) (a)	603,000	$618,075
10.250%, 02/01/26 (144A)	263,000	301,792
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	667,000	692,012
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/26 (144A)	214,000	219,979
5.500%, 04/01/28 (144A) (a)	1,062,000	1,086,223
9.125%, 06/15/23 (144A)	362,000	393,424
10.875%, 06/01/23 (144A)	230,000	257,600
11.500%, 06/01/25 (144A)	286,000	326,326
Viking Ocean Cruises Ship VII, Ltd. 5.625%, 02/15/29 (144A)	483,000	483,000

		12,803,138

Lodging—0.7%
Boyd Gaming Corp.
4.750%, 12/01/27	386,000	397,846
4.750%, 06/15/31 (144A)	997,000	1,028,156
8.625%, 06/01/25 (144A)	542,000	587,393
Full House Resorts, Inc. 8.250%, 02/15/28 (144A)	155,000	166,625
Genting New York LLC 3.300%, 02/15/26 (144A)	204,000	202,280
Hilton Domestic Operating Co., Inc.
4.000%, 05/01/31 (144A)	573,000	581,595
4.875%, 01/15/30	1,326,000	1,422,480
5.375%, 05/01/25 (144A)	131,000	136,895
5.750%, 05/01/28 (144A)	117,000	126,009
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	373,191
MGM Resorts International 5.750%, 06/15/25	61,000	66,490
Station Casinos LLC 4.500%, 02/15/28 (144A)	422,000	428,689
Travel + Leisure Co. 6.625%, 07/31/26 (144A)	278,000	316,578
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A)	314,000	327,794
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A)	426,000	430,251

		6,592,272

Machinery-Construction & Mining—0.2%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	549,000	563,411
4.125%, 04/15/29 (144A)	447,000	457,616
Terex Corp. 5.000%, 05/15/29 (144A)	762,000	789,623

		1,810,650

Machinery-Diversified—0.8%
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28 (144A)	237,000	243,051

Machinery-Diversified—(Continued)
Clark Equipment Co. 5.875%, 06/01/25 (144A) (a)	159,000	166,354
Colfax Corp. 6.375%, 02/15/26 (144A)	258,000	271,339
GrafTech Finance, Inc. 4.625%, 12/15/28 (144A)	736,000	755,320
Husky III Holding, Ltd. 13.000%, PIK, 02/15/25 (144A) (a) (c)	720,000	765,000
Mueller Water Products, Inc. 4.000%, 06/15/29 (144A)	271,000	280,539
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	16,000	16,390
Renk AG 5.750%, 07/15/25 (EUR)	100,000	120,526
Schenck Process Holding GmbH 5.375%, 06/15/23 (EUR)	100,000	116,704
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	393,744
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,420,000	1,450,849
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	90,000	110,693
7.625%, 07/15/28 (144A) (a)	1,313,000	1,403,269
TK Elevator Midco GmbH 4.375%, 07/15/27 (EUR)	100,000	120,904
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	1,979,000	2,073,942

		8,288,624

Media—5.8%
Altice Financing S.A.
2.250%, 01/15/25 (EUR)	100,000	111,538
3.000%, 01/15/28 (EUR)	148,000	161,373
5.000%, 01/15/28 (144A)	958,000	923,728
5.750%, 08/15/29 (144A)	2,634,000	2,551,371
AMC Networks, Inc.
4.250%, 02/15/29 (a)	303,000	301,485
4.750%, 08/01/25 (a)	595,000	609,875
Block Communications, Inc. 4.875%, 03/01/28 (144A)	285,000	291,413
Cable One, Inc. 4.000%, 11/15/30 (144A)	233,000	232,126
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	1,672,000	1,701,009
4.250%, 01/15/34 (144A)	2,577,000	2,552,841
4.500%, 08/15/30 (144A)	1,450,000	1,495,994
4.500%, 05/01/32	1,189,000	1,224,670
4.500%, 06/01/33 (144A)	682,000	694,085
4.750%, 03/01/30 (144A)	655,000	684,786
5.000%, 02/01/28 (144A)	950,000	991,705
5.375%, 06/01/29 (144A)	557,000	601,560
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 (144A)	3,919,000	4,055,420

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
CSC Holdings LLC
4.125%, 12/01/30 (144A)	649,000	$636,831
4.500%, 11/15/31 (144A)	1,024,000	1,011,200
4.625%, 12/01/30 (144A)	2,367,000	2,243,857
5.000%, 11/15/31 (144A) (a)	758,000	726,505
5.375%, 02/01/28 (144A)	223,000	233,035
5.750%, 01/15/30 (144A)	1,007,000	1,023,842
6.500%, 02/01/29 (144A)	741,000	802,466
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875%, 08/15/27 (144A)	1,191,000	1,243,106
DISH DBS Corp.
5.000%, 03/15/23	1,800,000	1,865,250
5.125%, 06/01/29	2,495,000	2,444,576
5.875%, 07/15/22	1,627,000	1,676,827
5.875%, 11/15/24	408,000	438,714
7.750%, 07/01/26 (a)	1,132,000	1,278,283
GCI LLC 4.750%, 10/15/28 (144A)	189,000	198,413
iHeartCommunications, Inc. 8.375%, 05/01/27	90,667	96,900
LCPR Senior Secured Financing DAC
5.125%, 07/15/29 (144A)	1,142,000	1,176,203
6.750%, 10/15/27 (144A)	1,526,000	1,617,560
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	380,827
News Corp. 3.875%, 05/15/29 (144A)	320,000	328,800
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26 (144A)	1,705,000	1,760,412
6.500%, 09/15/28 (144A)	3,980,000	4,058,247
Scripps Escrow II, Inc. 3.875%, 01/15/29 (144A)	37,000	37,129
Sinclair Television Group, Inc. 4.125%, 12/01/30 (144A) (a)	868,000	848,470
Sirius XM Radio, Inc.
3.125%, 09/01/26 (144A)	1,332,000	1,350,315
3.875%, 09/01/31 (144A)	1,828,000	1,785,727
4.000%, 07/15/28 (144A)	1,356,000	1,378,882
4.125%, 07/01/30 (144A) (a)	229,000	230,062
5.000%, 08/01/27 (144A)	330,000	344,850
Summer BidCo B.V. 9.000%, PIK, 11/15/25 (EUR) (c)	104,875	124,202
TEGNA, Inc. 5.500%, 09/15/24 (144A) (a)	95,000	96,066
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	840,400
Univision Communications, Inc.
5.125%, 02/15/25 (144A)	248,000	251,621
6.625%, 06/01/27 (144A)	192,000	208,560
UPC Broadband Finco B.V. 4.875%, 07/15/31 (144A)	1,160,000	1,187,678
UPC Holding B.V. 3.875%, 06/15/29 (EUR)	100,000	118,895
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	118,876

Media—(Continued)
Videotron, Ltd. 3.625%, 06/15/29 (144A) (a)	962,000	975,227
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A) (a)	1,272,000	1,313,785
Ziggo B.V.
4.250%, 01/15/27 (EUR)	80,000	95,246
4.875%, 01/15/30 (144A)	385,000	397,031
5.500%, 01/15/27 (144A)	627,000	648,161
Ziggo Bond Co. B.V.
5.125%, 02/28/30 (144A)	248,000	254,318
6.000%, 01/15/27 (144A)	351,000	362,867

		57,395,201

Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	561,000	585,684
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	730,000	744,235
Roller Bearing Co. of America, Inc. 4.375%, 10/15/29 (144A)	335,000	343,375
Vallourec S.A. 8.500%, 06/30/26 (EUR)	69,000	81,813

		1,755,107

Mining—1.6%
Arconic Corp.
6.000%, 05/15/25 (144A)	294,000	308,765
6.125%, 02/15/28 (144A)	805,000	853,316
Constellium SE
3.750%, 04/15/29 (144A)	1,966,000	1,914,727
5.625%, 06/15/28 (144A)	513,000	538,955
5.875%, 02/15/26 (144A)	555,000	563,325
Freeport-McMoRan, Inc.
4.375%, 08/01/28	910,000	952,087
5.400%, 11/14/34	166,000	199,408
5.450%, 03/15/43	2,732,000	3,363,775
Joseph T Ryerson & Son, Inc. 8.500%, 08/01/28 (144A)	250,000	277,188
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A)	338,000	346,450
4.625%, 03/01/28 (144A)	131,000	135,258
New Gold, Inc.
6.375%, 05/15/25 (144A)	177,000	182,310
7.500%, 07/15/27 (144A)	974,000	1,002,129
Novelis Corp.
3.250%, 11/15/26 (144A)	1,219,000	1,236,285
3.875%, 08/15/31 (144A)	1,624,000	1,606,217
4.750%, 01/30/30 (144A)	1,673,000	1,761,167
Novelis Sheet Ingot Gmbh Co. 3.375%, 04/15/29 (EUR)	100,000	120,695
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	574,000	573,283

		15,935,340

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.1%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	$353,753
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	168,044
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A)	453,000	469,988

		991,785

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 3.250%, 02/15/29 (a)	621,000	636,525
Xerox Corp. 4.800%, 03/01/35	435,000	435,087

		1,071,612

Oil & Gas—5.1%
Aethon United BR L.P. / Aethon United Finance Corp. 8.250%, 02/15/26 (144A)	1,537,000	1,659,960
Antero Resources Corp.
5.375%, 03/01/30 (144A)	198,000	208,524
7.625%, 02/01/29 (144A)	601,000	671,918
Apache Corp.
4.250%, 01/15/30 (a)	513,000	552,768
5.100%, 09/01/40	1,111,000	1,244,298
5.250%, 02/01/42 (a)	134,000	147,065
5.350%, 07/01/49	164,000	182,155
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 06/30/29 (144A)	1,131,000	1,155,571
8.250%, 12/31/28 (144A)	74,000	80,660
9.000%, 11/01/27 (144A)	920,000	1,260,400
BP Capital Markets plc 4.250%, 5Y UKG + 4.170%, 03/22/27 (GBP) (b)	100,000	143,120
Callon Petroleum Co.
6.125%, 10/01/24	289,000	284,009
8.000%, 08/01/28 (144A) (a)	1,609,000	1,588,887
9.000%, 04/01/25 (144A)	1,967,000	2,126,927
Centennial Resource Production LLC 6.875%, 04/01/27 (144A) (a)	1,429,000	1,455,772
Chesapeake Energy Corp. 5.875%, 02/01/29 (144A)	42,000	44,875
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A) (a)	581,000	592,620
7.000%, 06/15/25 (144A)	600,000	613,500
CNX Resources Corp. 6.000%, 01/15/29 (144A)	152,000	160,740
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A)	794,000	799,955
7.750%, 02/15/26 (144A)	298,000	313,645
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	829,000	862,160
6.750%, 03/01/29 (144A) (a)	1,278,000	1,380,240
7.500%, 05/15/25 (144A)	352,000	365,932
Continental Resources, Inc.
4.500%, 04/15/23	51,000	52,849
4.900%, 06/01/44 (a)	140,000	156,800

Oil & Gas—(Continued)
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	1,929,000	1,974,235
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.500%, 01/30/26 (144A)	2,033,000	2,119,199
EQT Corp.
3.125%, 05/15/26 (144A)	467,000	478,731
3.625%, 05/15/31 (144A) (a)	131,000	136,502
3.900%, 10/01/27	707,000	765,137
5.000%, 01/15/29	172,000	193,663
7.500%, 02/01/30	458,000	589,538
Great Western Petroleum LLC / Great Western Finance Corp. 12.000%, 09/01/25 (144A)	296,000	300,524
Independence Energy Finance LLC 7.250%, 05/01/26 (144A)	1,074,000	1,105,909
Matador Resources Co. 5.875%, 09/15/26 (a)	1,942,000	2,007,445
Murphy Oil Corp.
5.750%, 08/15/25	271,000	279,732
6.375%, 12/01/42	64,000	64,488
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A)	400,000	411,500
Northern Oil and Gas, Inc. 8.125%, 03/01/28 (144A)	1,195,000	1,276,559
Occidental Petroleum Corp.
3.000%, 02/15/27	12,000	11,991
4.100%, 02/15/47	171,000	162,604
4.200%, 03/15/48	694,000	664,505
4.300%, 08/15/39	1,100,000	1,084,908
4.400%, 04/15/46	999,000	996,353
4.400%, 08/15/49	257,000	252,181
4.500%, 07/15/44	590,000	592,838
4.625%, 06/15/45	1,005,000	1,027,612
5.500%, 12/01/25	208,000	230,360
5.550%, 03/15/26	76,000	84,360
6.125%, 01/01/31 (a)	528,000	633,851
6.200%, 03/15/40	2,242,000	2,640,403
6.600%, 03/15/46	51,000	64,005
6.950%, 07/01/24	153,000	172,890
8.875%, 07/15/30	93,000	126,334
Ovintiv Exploration, Inc. 5.375%, 01/01/26	82,000	92,714
Ovintiv, Inc.
6.500%, 08/15/34	297,000	400,558
7.375%, 11/01/31	186,000	252,301
Parkland Corp. 5.875%, 07/15/27 (144A)	473,000	501,380
PDC Energy, Inc.
6.125%, 09/15/24	279,000	283,185
6.250%, 12/01/25	246,000	249,690
Range Resources Corp.
4.875%, 05/15/25	210,000	221,718
9.250%, 02/01/26	68,000	74,123
Repsol International Finance B.V. 3.750%, 5Y EUR Swap + 4.000%, 03/11/26 (EUR) (b)	100,000	123,333
Rockcliff Energy II LLC 5.500%, 10/15/29 (144A)	557,000	565,355

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
SM Energy Co.
5.625%, 06/01/25	185,000	$186,060
6.500%, 07/15/28 (a)	193,000	199,817
6.750%, 09/15/26 (a)	337,000	344,175
10.000%, 01/15/25 (144A) (a)	1,846,000	2,058,991
Southwestern Energy Co.
5.375%, 02/01/29 (144A)	1,634,000	1,748,069
8.375%, 09/15/28	157,000	177,839
Sunoco L.P. / Sunoco Finance Corp.
5.875%, 03/15/28	282,000	297,510
6.000%, 04/15/27 (a)	131,000	136,404
Tap Rock Resouces LLC 7.000%, 10/01/26 (144A)	1,617,000	1,655,404
Transocean, Inc. 11.500%, 01/30/27 (144A)	330,000	339,900
Vine Energy Holdings LLC 6.750%, 04/15/29 (144A)	1,517,000	1,637,419

		50,099,652

Oil & Gas Services—0.4%
Archrock Partners L.P. / Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	779,000	805,661
6.875%, 04/01/27 (144A)	416,000	436,800
CGG S.A. 7.750%, 04/01/27 (EUR)	100,000	117,677
ChampionX Corp. 6.375%, 05/01/26	247,000	256,880
Pioneer Energy Services Corp. 11.000%, PIK, 05/15/25 † (144A) (c) (f) (g)	691,833	766,344
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp.
6.875%, 04/01/26	511,000	532,054
6.875%, 09/01/27	807,000	854,290

		3,769,706

Packaging & Containers—1.8%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	2,416,000	2,566,638
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/29 (144A) (a)	2,914,000	2,946,782
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	685,000	711,030
4.750%, 07/15/27 (144A) (GBP)	151,000	208,035
5.250%, 08/15/27 (144A)	1,972,000	2,007,506
Ball Corp. 3.125%, 09/15/31	1,140,000	1,125,839
Canpack S.A. / Canpack U.S. LLC 3.125%, 11/01/25 (144A) (a)	249,000	253,046
Crown Americas LLC / Crown Americas Capital Corp. 4.750%, 02/01/26	71,000	73,173
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	97,565
Intertape Polymer Group, Inc. 4.375%, 06/15/29 (144A)	354,000	359,880

Packaging & Containers—(Continued)
LABL, Inc. 10.500%, 07/15/27 (144A)	292,000	314,630
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	1,054,000	1,063,223
OI European Group B.V.
2.875%, 02/15/25 (EUR)	100,000	117,375
3.125%, 11/15/24 (EUR)	100,000	119,671
Sealed Air Corp. 4.000%, 12/01/27 (144A)	179,000	190,617
Trivium Packaging Finance B.V.
5.500%, 08/15/26 (144A)	1,247,000	1,305,996
8.500%, 08/15/27 (144A)	3,734,000	4,009,382

		17,470,388

Pharmaceuticals—2.2%
AdaptHealth LLC
4.625%, 08/01/29 (144A) (a)	675,000	674,494
5.125%, 03/01/30 (144A)	275,000	275,138
6.125%, 08/01/28 (144A)	308,000	327,250
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A)	643,000	684,924
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	556,000	576,155
5.000%, 01/30/28 (144A)	49,000	46,487
5.000%, 02/15/29 (144A)	926,000	862,338
5.250%, 01/30/30 (144A) (a)	430,000	400,975
5.250%, 02/15/31 (144A)	17,000	15,633
5.750%, 08/15/27 (144A)	172,000	180,170
6.250%, 02/15/29 (144A)	962,000	951,918
7.000%, 01/15/28 (144A)	282,000	288,965
7.250%, 05/30/29 (144A)	1,387,000	1,421,467
9.000%, 12/15/25 (144A)	483,000	509,794
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (EUR)	100,000	117,138
4.375%, 01/15/28 (EUR)	100,000	120,468
5.500%, 01/15/28 (144A)	588,000	609,209
Elanco Animal Health, Inc. 5.900%, 08/28/28	20,000	23,400
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 9.500%, 07/31/27 (144A) (a)	959,000	961,129
Endo Luxembourg Finance Co. I S.a.r.l. 6.125%, 04/01/29 (144A)	1,228,000	1,228,000
Gruenenthal GmbH 4.125%, 05/15/28 (EUR)	100,000	121,363
Jazz Securities DAC 4.375%, 01/15/29 (144A)	1,068,000	1,106,768
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	400,000	460,097
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	118,199
4.125%, 04/30/28 (144A)	1,930,000	1,968,600
5.125%, 04/30/31 (144A)	1,887,000	1,982,010
P&L Development LLC / PLD Finance Corp. 7.750%, 11/15/25 (144A)	709,000	736,438

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	2,341,000	$2,384,894
PRA Health Sciences, Inc. 2.875%, 07/15/26 (144A)	1,042,000	1,052,420
Prestige Brands, Inc. 3.750%, 04/01/31 (144A)	738,000	712,170
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	169,436
Teva Pharmaceutical Finance Netherlands B.V. 7.125%, 01/31/25	394,000	430,938
Teva Pharmaceutical Finance Netherlands II B.V. 6.000%, 01/31/25 (EUR)	200,000	250,227

		21,768,612

Pipelines—4.6%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	546,000	562,380
5.750%, 03/01/27 (144A)	196,000	202,478
7.875%, 05/15/26 (144A)	984,000	1,075,955
Buckeye Partners L.P.
4.125%, 03/01/25 (144A)	67,000	69,429
5.600%, 10/15/44	415,000	403,587
5.850%, 11/15/43	318,000	318,286
Cheniere Energy Partners L.P.
3.250%, 01/31/32 (144A)	1,349,000	1,353,452
4.000%, 03/01/31 (144A)	1,922,000	2,012,718
4.500%, 10/01/29	1,031,000	1,096,087
Cheniere Energy, Inc. 4.625%, 10/15/28	4,128,000	4,349,880
CNX Midstream Partners L.P. 4.750%, 04/15/30 (144A)	255,000	258,946
DCP Midstream Operating L.P.
5.600%, 04/01/44	14,000	16,310
6.450%, 11/03/36 (144A) (a)	620,000	770,400
6.750%, 09/15/37 (144A)	949,000	1,224,210
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	1,149,000	1,165,155
4.375%, 06/15/31 (144A)	1,512,000	1,557,360
Energy Transfer L.P. 6.500%, 5Y H15 + 5.694%, 11/15/26 (a) (b)	1,710,000	1,780,743
EnLink Midstream LLC
5.375%, 06/01/29	178,000	188,320
5.625%, 01/15/28 (144A)	385,000	409,925
EnLink Midstream Partners L.P.
4.150%, 06/01/25	39,000	40,191
4.400%, 04/01/24	429,000	445,911
4.850%, 07/15/26	55,000	57,733
5.050%, 04/01/45	67,000	61,137
5.600%, 04/01/44	424,000	404,920
EQM Midstream Partners L.P.
4.125%, 12/01/26	103,000	105,802
4.500%, 01/15/29 (144A)	333,000	345,487
4.750%, 01/15/31 (144A)	1,059,000	1,101,381
6.000%, 07/01/25 (144A)	554,000	607,295
6.500%, 07/01/27 (144A)	783,000	880,679

Pipelines—(Continued)
Genesis Energy L.P. / Genesis Energy Finance Corp.
6.500%, 10/01/25	111,000	110,445
7.750%, 02/01/28	246,000	245,769
8.000%, 01/15/27	467,000	472,837
Harvest Midstream I L.P. 7.500%, 09/01/28 (144A)	131,000	139,535
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A)	691,000	698,774
ITT Holdings LLC 6.500%, 08/01/29 (144A)	917,000	925,024
New Fortress Energy, Inc.
6.500%, 09/30/26 (144A)	2,955,000	2,825,719
6.750%, 09/15/25 (144A)	3,308,000	3,183,950
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.500%, 02/01/26 (144A)	501,000	510,394
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	990,285
NuStar Logistics L.P.
5.750%, 10/01/25	302,000	325,405
6.000%, 06/01/26	239,000	258,120
6.375%, 10/01/30	53,000	58,300
Rubis Terminal Infra SAS 5.625%, 05/15/25 (EUR)	102,000	124,059
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 (144A)	358,000	369,975
4.875%, 02/01/31	700,000	755,125
5.375%, 02/01/27	22,000	22,796
5.500%, 03/01/30	829,000	906,460
6.500%, 07/15/27	298,000	321,312
6.875%, 01/15/29	718,000	804,501
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	2,121,000	2,184,736
4.125%, 08/15/31 (144A)	1,896,000	1,976,580
Western Midstream Operating L.P.
4.750%, 08/15/28	84,000	91,584
5.300%, 03/01/48	994,000	1,145,585
5.450%, 04/01/44	826,000	948,777
5.500%, 08/15/48	199,000	232,830
6.500%, 02/01/50	1,929,000	2,270,009

		45,765,043

Real Estate—0.5%
ADLER Group S.A.
2.750%, 11/13/26 (EUR)	200,000	198,078
3.250%, 08/05/25 (EUR)	200,000	203,870
Aroundtown S.A. 3.375%, 5Y EUR Swap + 3.980%, 09/23/24 (EUR) (b)	100,000	121,192
Canary Wharf Group Investment Holding plc
1.750%, 04/07/26 (EUR)	100,000	117,986
3.375%, 04/23/28 (GBP)	100,000	137,082
Citycon Oyj 4.496%, 5Y EUR Swap + 4.711%, 11/24/24 (EUR) (b)	100,000	119,627
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	665,000	721,525

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
DIC Asset AG 2.250%, 09/22/26 (EUR)	100,000	$113,860
Fastighets AB Balder 2.873%, 5Y EUR Swap + 3.188%, 06/02/81 (EUR) (b)	100,000	114,242
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	200,000	209,000
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	112,939
3.000%, 5Y EUR Swap + 3.268%, 10/29/27 (EUR) (b)	100,000	114,247
3.375%, 5Y EUR Swap + 3.914%, 01/15/26 (EUR) (b)	100,000	118,615
Howard Hughes Corp. (The)
4.125%, 02/01/29 (144A)	382,000	382,478
4.375%, 02/01/31 (144A)	426,000	428,518
5.375%, 08/01/28 (144A)	141,000	148,579
Kennedy-Wilson, Inc. 4.750%, 02/01/30	371,000	376,658
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/29 (144A) (a)	687,000	712,598
7.625%, 06/15/25 (144A)	279,000	297,958
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	400,000	646,623

		5,395,675

Real Estate Investment Trusts—2.8%
American Finance Trust, Inc. / American Finance Operating Partner L.P. 4.500%, 09/30/28 (144A)	180,000	180,000
Brookfield Property REIT, Inc. 4.500%, 04/01/27 (144A)	490,000	485,100
CTR Partnership L.P. / Caretrust Capital Corp. 3.875%, 06/30/28 (144A)	433,000	449,238
Diversified Healthcare Trust 9.750%, 06/15/25	474,000	518,438
Global Net Lease, Inc. / Global Net Lease Operating Partnership L.P. 3.750%, 12/15/27 (144A)	330,000	327,672
GLP Capital L.P. / GLP Financing II, Inc. 4.000%, 01/15/31	213,000	229,742
HAT Holdings I LLC / HAT Holdings II LLC 3.375%, 06/15/26 (144A)	521,000	528,815
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	136,256
Iron Mountain, Inc.
5.250%, 07/15/30 (144A)	781,000	828,821
5.625%, 07/15/32 (144A)	812,000	870,870
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27 (144A)	720,000	712,800
4.750%, 06/15/29 (144A)	365,000	362,427
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
3.875%, 02/15/29 (144A)	674,000	717,810
4.500%, 09/01/26	803,000	873,262
4.500%, 01/15/28	1,264,000	1,380,920
4.625%, 06/15/25 (144A)	768,000	827,520
5.625%, 05/01/24	170,000	184,875
5.750%, 02/01/27	405,000	465,750

Real Estate Investment Trusts—(Continued)
MPT Operating Partnership L.P. / MPT Finance Corp.
3.500%, 03/15/31	2,697,000	2,750,940
4.625%, 08/01/29	950,000	1,019,350
5.000%, 10/15/27	99,000	104,321
RHP Hotel Properties L.P. / RHP Finance Corp.
4.500%, 02/15/29 (144A)	566,000	567,143
4.750%, 10/15/27	1,029,000	1,064,984
RLJ Lodging Trust L.P.
3.750%, 07/01/26 (144A)	361,000	362,805
4.000%, 09/15/29 (144A)	268,000	267,582
SBA Communications Corp. 3.875%, 02/15/27	1,486,000	1,539,867
Service Properties Trust
4.350%, 10/01/24	89,000	90,177
5.500%, 12/15/27	281,000	299,465
7.500%, 09/15/25	563,000	632,103
Starwood Property Trust, Inc. 5.500%, 11/01/23 (144A)	68,000	71,331
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750%, 04/15/28 (144A)	905,000	924,231
6.000%, 01/15/30 (144A)	365,000	361,806
6.500%, 02/15/29 (144A) (a)	1,146,000	1,178,850
7.875%, 02/15/25 (144A)	27,000	28,528
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A)	211,000	215,220
3.750%, 02/15/27 (144A) (a)	920,000	952,200
4.125%, 08/15/30 (144A)	1,689,000	1,790,340
4.250%, 12/01/26 (144A)	1,839,000	1,920,523
4.625%, 12/01/29 (144A)	847,000	910,525

		27,132,607

Retail—3.1%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A)	566,000	571,575
4.375%, 01/15/28 (144A)	683,000	693,388
5.750%, 04/15/25 (144A) (a)	296,000	310,756
Asbury Automotive Group, Inc.
4.500%, 03/01/28	282,000	289,403
4.750%, 03/01/30	282,000	294,337
Bath & Body Works, Inc.
6.625%, 10/01/30 (144A)	307,000	348,445
6.750%, 07/01/36	153,000	189,720
6.875%, 11/01/35	922,000	1,157,110
BCPE Ulysses Intermediate, Inc. 7.750%, 8.500% PIK,, 04/01/27 (144A) (a) (c)	140,000	138,950
Beacon Roofing Supply, Inc. 4.125%, 05/15/29 (144A)	260,000	258,375
Carrols Restaurant Group, Inc. 5.875%, 07/01/29 (144A) (a)	164,000	154,365
Carvana Co.
4.875%, 09/01/29 (144A)	609,000	603,090
5.500%, 04/15/27 (144A)	743,000	758,380
Constellation Automotive Financing plc 4.875%, 07/15/27 (GBP)	100,000	133,676

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
eG Global Finance plc
6.250%, 10/30/25 (EUR)	180,000	$212,986
6.750%, 02/07/25 (144A)	958,000	979,555
8.500%, 10/30/25 (144A)	525,000	546,656
Foundation Building Materials, Inc. 6.000%, 03/01/29 (144A)	479,000	469,420
Gap, Inc. (The)
3.625%, 10/01/29 (144A)	275,000	275,688
3.875%, 10/01/31 (144A)	214,000	214,000
Golden Nugget, Inc. 6.750%, 10/15/24 (144A) (a)	2,381,000	2,384,095
Goldstory SASU 5.375%, 03/01/26 (EUR)	100,000	119,947
Group 1 Automotive, Inc. 4.000%, 08/15/28 (144A)	90,000	91,575
GYP Holdings III Corp. 4.625%, 05/01/29 (144A)	609,000	615,851
IRB Holding Corp. 7.000%, 06/15/25 (144A)	315,000	334,443
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	293,865
LBM Acquisition LLC 6.250%, 01/15/29 (144A)	1,186,000	1,185,407
LCM Investments Holdings II LLC 4.875%, 05/01/29 (144A)	769,000	789,048
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	345,000	358,096
Murphy Oil USA, Inc. 4.750%, 09/15/29	302,000	319,742
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 04/01/26 (144A)	1,015,000	1,077,169
Penske Automotive Group, Inc.
3.500%, 09/01/25 (a)	431,000	443,391
3.750%, 06/15/29	181,000	182,019
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28 (144A)	1,262,000	1,296,705
7.750%, 02/15/29 (144A)	3,496,000	3,815,010
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 09/30/26 (144A)	902,000	947,100
SRS Distribution, Inc.
4.625%, 07/01/28 (144A)	1,149,000	1,172,210
6.125%, 07/01/29 (144A) (a)	917,000	944,510
Staples, Inc.
7.500%, 04/15/26 (144A)	1,683,000	1,706,941
10.750%, 04/15/27 (144A)	517,000	503,429
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	200,000	283,224
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A)	347,000	360,012
Tendam Brands S.A.U. 5.250%, 3M EURIBOR + 5.250%, 09/15/24 (EUR) (b)	100,000	115,105
Very Group Funding plc (The) 6.500%, 08/01/26 (GBP)	100,000	136,574
White Cap Buyer LLC 6.875%, 10/15/28 (144A)	2,053,000	2,165,915

Retail—(Continued)
White Cap Parent LLC 8.250%, PIK, 03/15/26 (144A) (a) (c)	517,000	533,802
Yum! Brands, Inc. 4.750%, 01/15/30 (144A)	45,000	48,772
5.350%, 11/01/43	14,000	15,400

		30,839,232

Semiconductors—0.3%
AMS AG 6.000%, 07/31/25 (EUR)	100,000	123,668
Entegris, Inc.
3.625%, 05/01/29 (144A)	251,000	256,055
4.375%, 04/15/28 (144A)	325,000	340,437
Microchip Technology, Inc. 4.250%, 09/01/25	765,000	799,984
ON Semiconductor Corp. 3.875%, 09/01/28 (144A)	703,000	725,847
Synaptics, Inc. 4.000%, 06/15/29 (144A)	488,000	499,258

		2,745,249

Software—3.0%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	954,000	996,930
Ascend Learning LLC 6.875%, 08/01/25 (144A) (a)	1,449,000	1,474,661
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	815,000	819,075
Boxer Parent Co., Inc.
6.500%, 10/02/25 (EUR)	200,000	243,231
7.125%, 10/02/25 (144A)	689,000	735,404
9.125%, 03/01/26 (144A)	1,771,000	1,857,000
Camelot Finance S.A. 4.500%, 11/01/26 (144A)	170,000	176,588
Castle U.S. Holding Corp. 9.500%, 02/15/28 (144A)	581,000	607,145
Cedacri Mergeco S.p.A. 4.625%, 3M EURIBOR + 4.625%, 05/15/28 (EUR) (b)	100,000	116,414
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	2,151,000	2,167,132
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A) (a)	1,044,000	1,044,000
4.875%, 07/01/29 (144A)	1,375,000	1,377,681
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (144A)	197,000	202,418
6.500%, 10/15/28 (144A)	179,000	185,757
Dun & Bradstreet Corp. (The)
6.875%, 08/15/26 (144A)	798,000	836,902
10.250%, 02/15/27 (144A)	557,000	598,775
Elastic NV 4.125%, 07/15/29 (144A)	1,009,000	1,014,045
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	187,000	191,675

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 4.625%, 05/01/28 (144A)	558,000	$549,630
MicroStrategy, Inc. 6.125%, 06/15/28 (144A) (a)	852,000	860,520
MSCI, Inc.
3.250%, 08/15/33 (144A)	497,000	502,696
3.625%, 09/01/30 (144A)	383,000	395,926
3.625%, 11/01/31 (144A)	329,000	342,349
3.875%, 02/15/31 (144A)	181,000	189,824
4.000%, 11/15/29 (144A)	68,000	71,992
Nuance Communications, Inc. 5.625%, 12/15/26	234,000	242,190
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A)	344,000	353,460
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	1,064,000	1,067,394
PTC, Inc. 4.000%, 02/15/28 (144A)	228,000	233,985
Rackspace Technology Global, Inc. 5.375%, 12/01/28 (144A) (a)	947,000	930,427
Rocket Software, Inc. 6.500%, 02/15/29 (144A) (a)	1,018,000	1,007,820
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A) (a)	2,769,000	2,923,877
Twilio, Inc. 3.875%, 03/15/31	938,000	960,334
Veritas U.S. Inc. / Veritas Bermuda, Ltd. 7.500%, 09/01/25 (144A)	2,454,000	2,552,160
ZoomInfo Technologies LLC 3.875%, 02/01/29 (144A)	1,267,000	1,260,665

		29,090,082

Telecommunications—7.9%
Altice France Holding S.A.
6.000%, 02/15/28 (144A) (a)	1,062,000	1,020,024
10.500%, 05/15/27 (144A)	4,307,000	4,710,135
Altice France S.A.
2.500%, 01/15/25 (EUR)	100,000	113,692
4.125%, 01/15/29 (EUR)	100,000	114,532
4.250%, 10/15/29 (EUR)	100,000	114,385
5.125%, 01/15/29 (144A)	331,000	324,380
5.125%, 07/15/29 (144A)	2,816,000	2,761,018
5.500%, 01/15/28 (144A)	364,000	370,088
5.500%, 10/15/29 (144A)	1,318,000	1,304,665
5.875%, 02/01/27 (EUR)	200,000	242,179
7.375%, 05/01/26 (144A)	434,000	450,318
8.125%, 02/01/27 (144A)	2,130,000	2,291,880
Avaya, Inc. 6.125%, 09/15/28 (144A) (a)	2,417,000	2,541,403
Cincinnati Bell, Inc.
7.000%, 07/15/24 (144A)	1,046,000	1,064,546
8.000%, 10/15/25 (144A)	104,000	108,389
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	741,000	750,262

Telecommunications—(Continued)
CommScope, Inc.
4.750%, 09/01/29 (144A)	1,377,000	1,375,279
6.000%, 03/01/26 (144A)	494,000	512,935
7.125%, 07/01/28 (144A)	786,000	802,089
8.250%, 03/01/27 (144A)	91,000	95,252
Connect Finco S.a.r.l. / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	5,160,000	5,398,650
Consolidated Communications, Inc. 6.500%, 10/01/28 (144A)	1,812,000	1,968,285
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,877,000	1,970,850
5.875%, 10/15/27 (144A)	1,081,000	1,148,562
6.750%, 05/01/29 (144A)	1,223,000	1,288,736
Hughes Satellite Systems Corp. 5.250%, 08/01/26	61,000	68,778
Intelsat Jackson Holdings S.A. 8.000%, 02/15/24 (144A) (d)	142,000	145,728
Koninklijke KPN NV 2.000%, 5Y EUR Swap + 2.344%, 11/08/24 (EUR) (b)	200,000	235,425
Level 3 Financing, Inc.
3.750%, 07/15/29 (144A)	816,000	788,648
4.250%, 07/01/28 (144A)	992,000	999,668
Ligado Networks LLC 15.500%, PIK, 11/01/23 (144A) (c)	1,429,008	1,386,309
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	100,000	116,427
Lumen Technologies, Inc.
4.500%, 01/15/29 (144A)	1,411,000	1,367,231
5.125%, 12/15/26 (144A) (a)	2,211,000	2,293,912
5.375%, 06/15/29 (144A) (a)	1,678,000	1,712,164
6.750%, 12/01/23	183,000	200,614
7.500%, 04/01/24	544,000	602,480
7.600%, 09/15/39	260,000	291,200
7.650%, 03/15/42	909,000	1,018,080
Matterhorn Telecom S.A. 4.000%, 11/15/27 (EUR)	100,000	118,525
Nokia Oyj 6.625%, 05/15/39	397,000	541,905
Oi S.A. 10.000%, PIK, 07/27/25 (c)	14,000	13,141
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A) (a)	300,000	315,000
SES S.A. 2.875%, 5Y EUR Swap + 3.190%, 05/27/26 (EUR) (b)	100,000	117,975
SoftBank Group Corp.
2.125%, 07/06/24 (EUR)	100,000	114,487
2.875%, 01/06/27 (EUR)	100,000	110,947
3.375%, 07/06/29 (EUR)	100,000	109,361
4.500%, 04/20/25 (EUR)	200,000	243,768
4.750%, 07/30/25 (EUR)	100,000	122,270
5.000%, 04/15/28 (EUR)	100,000	121,513
Sprint Capital Corp.
6.875%, 11/15/28	2,597,000	3,324,160
8.750%, 03/15/32	2,556,000	3,818,306

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sprint Corp.
7.125%, 06/15/24	120,000	$136,584
7.625%, 03/01/26	1,206,000	1,461,340
7.875%, 09/15/23	235,000	262,577
Switch, Ltd.
3.750%, 09/15/28 (144A)	819,000	831,285
4.125%, 06/15/29 (144A)	1,130,000	1,159,662
T-Mobile USA, Inc.
2.625%, 02/15/29	946,000	955,989
2.875%, 02/15/31	1,191,000	1,201,123
3.500%, 04/15/31	1,110,000	1,170,645
3.500%, 04/15/31 (144A)	953,000	1,005,067
4.750%, 02/01/28	242,000	257,125
Telecom Italia Capital S.A.
6.000%, 09/30/34	1,052,000	1,180,870
6.375%, 11/15/33	539,000	627,234
7.200%, 07/18/36	214,000	262,150
7.721%, 06/04/38	204,000	261,120
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	70,957
Telecom Italia S.p.A.
1.625%, 01/18/29 (EUR)	155,000	175,729
4.000%, 04/11/24 (EUR)	100,000	123,702
5.303%, 05/30/24 (144A)	271,000	291,962
Telefonica Europe B.V.
4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR)(b)	200,000	251,086
5.875%, 10Y EUR Swap + 4.301%, 03/31/24 (EUR)(b)	100,000	128,432
Telesat Canada / Telesat LLC 4.875%, 06/01/27 (144A)	304,000	279,680
ViaSat, Inc.
5.625%, 04/15/27 (144A)	376,000	391,980
6.500%, 07/15/28 (144A) (a)	1,470,000	1,548,233
Viavi Solutions, Inc. 3.750%, 10/01/29 (144A)	806,000	807,773
Vmed O2 UK Financing I plc
4.000%, 01/31/29 (GBP)	100,000	135,751
4.250%, 01/31/31 (144A)	213,000	212,467
4.500%, 07/15/31 (GBP)	134,000	184,163
4.750%, 07/15/31 (144A)	1,876,000	1,916,672
Vodafone Group plc
3.000%, 5Y EUR Swap + 3.227%, 08/27/80 (EUR) (b)	100,000	119,221
3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR) (b)	200,000	240,545
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A)	3,465,000	3,448,472
6.125%, 03/01/28 (144A) (a)	3,552,000	3,600,947

		77,841,099

Toys/Games/Hobbies—0.2%
Mattel, Inc.
3.750%, 04/01/29 (144A)	260,000	271,050
5.450%, 11/01/41	613,000	726,405
5.875%, 12/15/27 (144A)	213,000	230,839
6.200%, 10/01/40	371,000	476,735

		1,705,029

Transportation—0.1%
CMA CGM S.A. 7.500%, 01/15/26 (EUR)	100,000	128,171
Danaos Corp. 8.500%, 03/01/28 (144A)	108,000	119,340
Getlink SE 3.500%, 10/30/25 (EUR)	100,000	119,855
Poste Italiane S.p.A. 2.625%, 5Y EURIBOR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	172,232
Seaspan Corp. 5.500%, 08/01/29 (144A)	957,000	976,351

		1,515,949

Trucking & Leasing—0.1%
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28 (144A)	801,000	806,387
6.500%, 10/01/25 (144A)	165,000	169,848
9.750%, 08/01/27 (144A)	107,000	121,177

		1,097,412

Water—0.1%
Solaris Midstream Holding LLC 7.625%, 04/01/26 (144A) (a)	272,000	291,490
Thames Water Kemble Finance plc 4.625%, 05/19/26 (GBP)	168,000	235,834

		527,324

Total Corporate Bonds & Notes (Cost $789,377,586)		817,472,567

Floating Rate Loans (j)—10.7%

Advertising—0.2%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.629%, 3M LIBOR + 3.500%, 08/21/26	1,675,683	1,643,501

Aerospace/Defense—0.1%
Sequa Mezzanine Holdings LLC Extended Term Loan, 7.750%, PIK, 3M LIBOR + 6.750%, 11/28/23	388,300	394,610
Spirit Aerosystems, Inc. Term Loan B, 6.000%, 1M LIBOR + 5.250%, 01/15/25	432,730	435,976

		830,586

Airlines—0.6%
AAdvantage Loyalty, IP Ltd. Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/20/28	1,571,284	1,625,943
Air Canada Term Loan B, 4.250%, 3M LIBOR + 3.500%, 08/11/28	949,000	954,338
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	402,000	427,293
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	696,000	740,935

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 04/21/28	1,675,580	$1,690,888

		5,439,397

Auto Parts & Equipment—0.1%
Clarios Global L.P. USD Term Loan B, 3.337%, 1M LIBOR + 3.250%, 04/30/26	508,693	506,944

Building Materials—0.2%
CP Atlas Buyer, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.750%, 11/23/27	222,880	222,619
CPG International, Inc. Term Loan, 3.250%, 3M LIBOR + 2.500%, 05/05/24	233,724	234,099
Forterra Finance, LLC Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/25/23	201,278	201,444
Grinding Media, Inc. Term Loan B, 09/22/28 (h)	261,000	261,979
Standard Industries, Inc. Term Loan B, 09/22/28 (h)	1,299,000	1,301,346

		2,221,487

Chemicals—0.4%
Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, 3M LIBOR + 4.750%, 08/27/26	889,925	902,162
Atotech B.V. USD Term Loan B, 3.000%, 3M LIBOR + 2.500%, 03/18/28	1,168,073	1,167,780
Illuminate Buyer LLC Term Loan, 3.584%, 1M LIBOR + 3.500%, 06/30/27	596,228	596,228
Invictus U.S. LLC 2nd Lien Term Loan, 6.834%, 1M LIBOR + 6.750%, 03/30/26	103,713	103,762
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan, 09/22/28 (h)	66,069	66,165
2021 Term Loan, 10/02/28 (h)	452,573	453,233
W.R. Grace & Co. Term Loan B, 09/22/28 (h)	860,000	864,032

		4,153,362

Commercial Services—0.7%
Amentum Government Services Holdings LLC Term Loan B, 3.584%, 1M LIBOR + 3.500%, 01/29/27	142,200	142,318
AVSC Holding Corp. 2nd Lien Term Loan, 8.250%, 6M LIBOR + 7.250%, 09/01/25	658,678	517,337
Parexel International Corp. Term Loan B, 2.834%, 1M LIBOR + 2.750%, 09/27/24	762,318	761,993
Sabre GLBL, Inc.
Term Loan B1, 4.000%, 1M LIBOR + 3.500%, 12/17/27	430,300	427,678
Term Loan B2, 4.000%, 1M LIBOR + 3.500%, 12/17/27	685,924	681,744
Sotheby’s Term Loan B, 5.000%, 3M LIBOR + 4.500%, 01/15/27	156,020	156,735
TruGreen L.P. 2nd Lien Term Loan, 9.500%, 3M LIBOR + 8.500%, 11/02/28	378,000	385,560

Commercial Services—(Continued)
Verscend Holding Corp.
2nd Lien Term Loan, 7.500%, 1M LIBOR + 7.000%, 02/01/29	1,564,000	1,579,640
Term Loan B, 4.084%, 1M LIBOR + 4.000%, 08/27/25	2,570,092	2,577,160

		7,230,165

Computers—0.8%
Banff Merger Sub, Inc. 2nd Lien Term Loan, 03/23/26 (h)	1,141,000	1,154,907
Flexential Intermediate Corp. 2nd Lien Term Loan, 7.333%, 3M LIBOR + 7.250%, 08/01/25	148,000	136,125
Magenta Buyer LLC
USD 1st Lien Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/27/28	2,095,000	2,098,143
USD 2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.250%, 05/03/29	1,089,000	1,087,639
Peraton Holding Corp.
2nd Lien Term Loan B1, 8.500%, 1M LIBOR + 7.750%, 02/01/29	730,000	746,425
Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/01/28	2,155,751	2,160,371
Tempo Acquisition LLC Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	68,639	68,887
TierPoint, LLC 2021 Term Loan, 4.500%, 1M LIBOR + 3.750%, 05/05/26	314,504	315,519

		7,768,016

Distribution/Wholesale—0.0%
Dealer Tire, LLC Term Loan B, 4.334%, 1M LIBOR + 4.250%, 12/12/25	165,060	165,524
KAR Auction Services, Inc. Term Loan B6, 2.375%, 1M LIBOR + 2.250%, 09/19/26	119,488	117,696

		283,220

Diversified Financial Services—0.1%
AqGen Ascensus, Inc. 2nd Lien Term Loan, 7.000%, 2M LIBOR + 6.500%, 08/02/29	352,000	352,880
Deerfield Dakota Holding LLC USD 2nd Lien Term Loan, 7.500%, 1M LIBOR + 6.750%, 04/07/28	558,000	577,530

		930,410

Electric—0.0%
Calpine Corp. Term Loan B10, 2.084%, 1M LIBOR + 2.000%, 08/12/26	35,777	35,409

Engineering & Construction—0.4%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	4,262,585	4,234,388

Entertainment—0.0%
Great Canadian Gaming Corp. Term Loan, 11/01/26 (h)	147,000	147,521

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.1%
GFL Environmental, Inc. Term Loan, 3.500%, 3M LIBOR + 3.000%, 05/30/25	202,638	$203,303
Madison IAQ LLC Term Loan, 3.750%, 6M LIBOR + 3.250%, 06/21/28	267,330	267,268

		470,571

Food—0.1%
Celestial-Saturn Parent, Inc.
2nd Lien Term Loan, 7.000%, 1M LIBOR + 6.500%, 06/04/29	669,000	685,725
KKR Apple Bidco, LLC
2nd Lien Term Loan, 07/13/29 (h)	70,000	71,312
Term Loan, 07/14/28 (h)	570,000	570,285

		1,327,322

Healthcare-Products—0.2%
Ortho-Clinical Diagnostics S.A.
Term Loan B, 3.083%, 1M LIBOR + 3.000%, 06/30/25	176,323	176,356
Term Loan B, 3.500%, 3M EURIBOR + 3.500%, 06/30/25 (EUR)	951,468	1,104,774
Sotera Health Holdings LLC Term Loan, 3.250%, 1M LIBOR + 2.750%, 12/11/26	849,000	845,816

		2,126,946

Healthcare-Services—0.4%
Da Vinci Purchaser Corp. Term Loan, 5.000%, 1M LIBOR + 4.000%, 01/08/27	397,963	399,952
Envision Healthcare Corp. 1st Lien Term Loan, 3.834%, 1M LIBOR + 3.750%, 10/10/25	1,407,571	1,256,257
Gentiva Health Services, Inc. Term Loan, 2.834%, 1M LIBOR + 2.750%, 07/02/25	271,182	271,408
Icon Luxembourg Sarl Term Loan, 3.000%, 3M LIBOR + 2.500%, 07/03/28	1,046,034	1,050,828
Medical Solutions LLC Term Loan, 10/01/29 (h)	375,000	371,250
Quorum Health Corp. Term Loan, 8.000%, 3M LIBOR + 7.000%, 04/29/25	581,642	585,034
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 3.835%, 1M LIBOR + 3.750%, 11/16/25	251,646	251,536

		4,186,265

Housewares—0.1%
Springs Windows Fashions LLC Term Loan B, 09/17/28 (h)	749,000	744,319

Insurance—0.2%
Alliant Holdings Intermediate, LLC Term Loan B3, 4.250%, 1M LIBOR + 3.750%, 11/05/27	359,334	360,157
Asurion LLC Term Loan B8, 3.334%, 1M LIBOR + 3.250%, 12/23/26	161,343	159,142
Ryan Specialty Group LLC Term Loan, 3.750%, 1M LIBOR + 3.000%, 09/01/27	424,713	425,598

Insurance—(Continued)
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 12/31/25	764,166	758,972
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 09/03/26	504,390	503,949
Term Loan B3, 5.250%, 1M LIBOR + 4.250%, 09/03/26	178,850	179,595

		2,387,413

Internet—0.3%
Barracuda Networks, Inc. 2nd LienTerm Loan, 7.500%, 3M LIBOR + 6.750%, 10/30/28	431,683	437,799
CNT Holdings I Corp. Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/08/27	535,310	536,314
I-Logic Technologies Bidco Ltd. 2021 USD Term Loan B, 4.500%, 1M LIBOR + 4.000%, 02/16/28	242,396	243,582
MH Sub I, LLC 2021 2nd Lien Term Loan, 6.336%, 1M LIBOR + 6.250%, 02/12/29	129,000	131,231
Northwest Fiber, LLC 2021 Term Loan, 3.833%, 1M LIBOR + 3.750%, 04/30/27	428,030	428,137
Proofpoint, Inc. 1st Lien Term Loan, 3.750%, 3M LIBOR + 3.250%, 08/31/28	643,000	640,142
PUG LLC Term Loan, 3.584%, 1M LIBOR + 3.500%, 02/12/27	377,244	369,463

		2,786,668

Leisure Time—0.1%
Life Time Fitness, Inc. 2021 Term Loan B, 5.750%, 3M LIBOR + 4.750%, 12/16/24	603,779	608,622

Lodging—0.1%
Caesars Resort Collection LLC Term Loan B1, 3.583%, 3M LIBOR + 3.500%, 07/21/25	332,860	333,654
Golden Nugget, Inc.
Initial Term Loan, 13.000%, 3M LIBOR + 12.000%, 10/04/23	122,507	134,145
Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	866,425	863,176

		1,330,975

Machinery-Diversified—0.2%
Titan Acquisition, Ltd. Term Loan B, 3.167%, 3M LIBOR + 3.000%, 03/28/25	1,978,439	1,947,526

Media—0.3%
A-L Parent LLC 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 12/01/23	159,619	153,501
Altice Financing S.A. USD Term Loan B, 2.876%, 1M LIBOR + 2.750%, 07/15/25	80,280	79,156
DirecTV Financing LLC Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/22/27	1,241,000	1,243,456
MSG National Properties LLC Term Loan, 7.000%, 3M LIBOR + 6.250%, 11/12/25	907,145	932,091

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Radiate Holdco LLC Term Loan, 4.250%, 1M LIBOR + 3.500%, 09/25/26	80,068	$80,106

		2,488,310

Miscellaneous Manufacturing—0.0%
Momentive Performance Materials, Inc. Term Loan B, 3.340%, 1M LIBOR + 3.250%, 05/15/24	173,717	173,662

Oil & Gas—0.5%
Ascent Resources Utica Holdings LLC Fixed 2nd Lien Term Loan, 10.000%, 3M LIBOR + 9.000%, 11/01/25	4,355,361	4,793,074

Oil & Gas Services—0.0%
Lealand Finance Company B.V. Make Whole Term Loan, 3.084%, 1M LIBOR + 3.000%, 06/30/24	31,220	18,732

Packaging & Containers—0.1%
BWAY Holding Co. Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/03/24	634,959	623,004
Charter NEX U.S., Inc. Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/01/27	175,750	176,360
Klockner-Pentaplast of America, Inc. Term Loan B, 5.250%, 6M LIBOR + 4.750%, 02/12/26	244,770	245,994

		1,045,358

Pharmaceuticals—0.3%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan, 5.750%, 3M LIBOR + 5.000%, 03/27/28	1,088,518	1,068,925
Gainwell Acquisition Corp. Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/01/27	1,827,755	1,834,609
PRA Health Sciences Inc Term Loan, 3.000%, 3M LIBOR + 2.500%, 07/03/28	260,732	261,927

		3,165,461

Retail—0.4%
Foundation Building Materials Holding Co. LLC Term Loan, 3.750%, 3M LIBOR + 3.250%, 02/03/28	253,681	252,333
IRB Holding Corp. Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 12/15/27	876,378	879,116
LBM Acquisition LLC Term Loan B, 4.500%, 1M LIBOR + 3.750%, 12/17/27	114,505	113,646
PetSmart, Inc. Term Loan B, 4.500%, 6M LIBOR + 3.750%, 02/12/28	1,477,000	1,482,539
Staples, Inc. Term Loan, 5.126%, 3M LIBOR + 5.000%, 04/16/26	373,092	356,815
White Cap Buyer LLC Term Loan B, 4.500%, 1M LIBOR + 4.000%, 10/19/27	1,230,700	1,234,973

		4,319,422

Shipbuilding—0.1%
MHI Holdings LLC Term Loan B, 5.084%, 1M LIBOR + 5.000%, 09/21/26	950,823	957,162

Software—2.3%
Ascend Learning LLC Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	197,495	197,711
Athenahealth, Inc. Term Loan B1, 4.377%, 3M LIBOR + 4.250%, 02/11/26	302,480	303,690
Boxer Parent Co., Inc. USD Term Loan, 3.882%, 3M LIBOR + 3.750%, 10/02/25	884,139	880,271
Camelot U.S. Acquisition 1 Co. Incremental Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/30/26	274,923	276,011
Castle U.S. Holding Corp. Term Loan B, 3.882%, 3M LIBOR + 3.750%, 01/29/27	460,175	456,975
Cloudera, Inc.
2nd Lien Term Loan Lien Term Loan, 08/10/29 (h)	727,000	727,000
Term Loan, 08/10/28 (h)	2,074,000	2,074,647
Dun & Bradstreet Corp. (The) Term Loan, 3.336%, 1M LIBOR + 3.250%, 02/06/26	965,749	965,835
Emerald TopCo., Inc. Term Loan, 3.629%, 3M LIBOR + 3.500%, 07/24/26	352,780	351,016
Epicor Software Corp.
2nd Lien Term Loan, 8.750%, 1M LIBOR + 7.750%, 07/31/28	210,000	216,497
Term Loan, 4.000%, 1M LIBOR + 3.250%, 07/30/27	577,885	578,329
Grab Holdings, Inc. Term Loan B, 5.500%, 6M LIBOR + 4.500%, 01/29/26	395,015	398,965
Greeneden U.S., Holdings II LLC USD Term Loan B4, 4.750%, 1M LIBOR + 4.000%, 12/01/27	617,316	620,161
Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.882%, 3M LIBOR + 3.750%, 03/11/28	302,429	302,523
Informatica LLC
2nd Lien Term Loan, 7.125%, 02/25/25	956,000	971,535
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 02/25/27	442,265	441,325
Mitchell International, Inc.
1st Lien Term Loan, 3.334%, 1M LIBOR + 3.250%, 11/29/24	321,981	322,038
2nd Lien Term Loan, 7.334%, 1M LIBOR + 7.250%, 12/01/25	214,667	215,248
Planview Parent, Inc. 2nd Lien Term Loan, 8.000%, 1W LIBOR + 7.250%, 12/17/28	370,000	371,850
Polaris Newco LLC USD Term Loan B, 4.500%, 6M LIBOR + 4.000%, 06/02/28	998,000	1,001,368
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B, 4.090%, 1M LIBOR + 4.000%, 04/26/24	447,618	447,990
Proofpoint, Inc. 2nd Lien Term Loan, 6.750%, 3M LIBOR + 6.250%, 08/31/29	939,000	953,085
Realpage, Inc.
1st Lien Term Loan, 3.750%, 1M LIBOR + 3.250%, 04/24/28	828,000	826,212
2nd Lien Term Loan, 7.250%, 1M LIBOR + 6.500%, 04/22/29	1,295,154	1,326,993

BHFTI-82

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Renaissance Holding Corp. 1st Lien Term Loan, 3.334%, 1M LIBOR + 3.250%, 05/30/25	12,379	$12,293
Severin Acquisition LLC Term Loan B, 3.337%, 1M LIBOR + 3.250%, 08/01/25	202,280	201,648
Sophia L.P.
1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 10/07/27	1,425,230	1,432,208
2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.000%, 10/09/28	1,828,000	1,886,268
Sovos Compliance, LLC
Delayed Draw Term Loan, 08/11/28 (i)	70,141	70,656
Term Loan, 5.000%, 3M LIBOR + 4.500%, 08/11/28	406,166	409,149
Tibco Software, Inc. 2nd Lien Term Loan, 7.340%, 1M LIBOR + 7.250%, 03/03/28	637,000	644,963
Ultimate Software Group, Inc. (The)
Incremental Term Loan, 4.000%, 3M LIBOR + 3.250%, 05/04/26	416,798	418,152
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 05/04/26	232,635	233,449
Veritas U.S., Inc. USD Term Loan B, 6.000%, 3M LIBOR + 5.000%, 09/01/25	1,906,856	1,918,774

		22,454,835

Telecommunications—1.3%
Altice France S.A. Term Loan B13, 4.125%, 3M LIBOR + 4.000%, 08/14/26	364,189	363,831
Connect Finco Sarl Term Loan B, 4.500%, 1M LIBOR + 3.500%, 12/11/26	375,637	376,313
Delta TopCo, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/01/27	978,932	981,481
Digicel International Finance, Ltd. Term Loan B, 3.430%, 6M LIBOR + 3.250%, 05/28/24	761,801	737,280
Frontier Communications Corp. DIP Term Loan B, 4.500%, 3M LIBOR + 3.750%, 05/01/28	702,240	702,899
Intelsat Jackson Holdings S.A.
DIP Term Loan, 3.600%, 10/13/22	2,086,048	2,096,479
Term Loan B3, 8.000%, PRIME + 4.750%, 11/27/23	643,152	651,995
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	553,575	564,647
Term Loan B5, 8.625%, 01/02/24	3,399,612	3,467,604
Xplornet Communications, Inc. Term Loan B, 4.837%, 1M LIBOR + 4.750%, 06/10/27	1,052,970	1,053,063
Zayo Group Holdings, Inc. Term Loan, 3.084%, 1M LIBOR + 3.000%, 03/09/27	1,315,696	1,305,765

		12,301,357

Transportation—0.0%
AIT Worldwide Logistics, Inc 2021 Term Loan, 5.500%, 3M LIBOR + 4.750%, 03/31/28	180,000	180,810

Total Floating Rate Loans (Cost $103,919,122)		105,239,216

Common Stocks—2.0%
Security Description	Shares	Value

Auto Components—0.0%
Lear Corp.	525	82,152

Building Products—0.0%
Azek Co., Inc. (The) (k)	452	16,512

Chemicals—0.2%
Diversey Holdings, Ltd. (a)(k)	62,801	1,007,328
Element Solutions, Inc.	47,417	1,028,001

		2,035,329

Communications Equipment—0.0%
CommScope Holding Co., Inc. (k)	12,944	175,909

Containers & Packaging—0.1%
Ardagh Metal Packaging S.A. (k)	75,788	754,848

Diversified Telecommunication Services—0.0%
Liberty Global plc - Class A (k)	533	15,883

Electrical Equipment—0.1%
Sensata Technologies Holding plc (k)	12,419	679,568

Energy Equipment & Services—0.0%
Pioneer Energy Services Corp. † (f) (g) (k)	1,763	27,432

Equity Real Estate Investment Trusts—0.4%
Gaming and Leisure Properties, Inc.	30,586	1,416,744
VICI Properties, Inc. (a)	95,308	2,707,700

		4,124,444

Hotels, Restaurants & Leisure—0.1%
Aramark	12,643	415,449

Life Sciences Tools & Services—0.2%
Avantor, Inc. (k)	27,626	1,129,903
Syneos Health, Inc. (k)	10,533	921,427

		2,051,330

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (a) (k)	168,961	457,884

Metals & Mining—0.1%
Constellium SE (k)	60,723	1,140,378

Oil, Gas & Consumable Fuels—0.7%
Chesapeake Energy Corp.	25,527	1,572,208
Devon Energy Corp.	10,479	372,109
Diamondback Energy, Inc. (a)	9,831	930,701
DTE Midstream LLC (k)	12,244	566,162
Energy Transfer L.P.	48,803	467,533
Enterprise Products Partners L.P.	15,951	345,180
EQT Corp. (k)	60,204	1,231,774
Extraction Oil & Gas, Inc. (a) (k)	11,510	649,740
Plains All American Pipeline L.P.	79,381	807,305

BHFTI-83

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
SM Energy Co.	7,875	$207,742
Western Midstream Partners L.P.	5,518	115,657

		7,266,111

Road & Rail—0.0%
Uber Technologies, Inc. (k)	7,260	325,248

Total Common Stocks (Cost $16,842,919)		19,568,477

Convertible Bonds—0.7%

Commercial Services—0.0%
Nexi S.p.A. Zero Coupon, 02/24/28 (EUR)	100,000	111,787

Engineering & Construction—0.1%
Cellnex Telecom S.A. 0.750%, 11/20/31 (EUR)	500,000	569,081

Internet—0.1%
Uber Technologies, Inc. Zero Coupon, 12/15/25 (a)	777,000	755,734

Lodging—0.0%
Accor S.A. 0.700%, 12/07/27 (EUR)	80,400	48,261

Media—0.4%
Cable One, Inc. 1.125%, 03/15/28	532,000	539,783
DISH Network Corp. 2.375%, 03/15/24	699,000	681,088
3.375%, 08/15/26	989,000	1,028,065
Liberty Broadband Corp. 1.250%, 09/30/50 (144A)	997,000	1,012,454
2.750%, 09/30/50 (144A)	1,858,000	1,961,386

		5,222,776

Oil & Gas Services—0.1%
Pioneer Energy Services Corp. 5.000%, PIK, 11/15/25 † (c) (f) (g)	516,974	603,567

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22 (EUR)	100,000	116,122

Total Convertible Bonds (Cost $7,075,628)		7,427,328

Escrow Shares—0.0%
Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc.	489,000	3,325
Lehman Brothers Holdings, Inc.	1,740,000	11,832

Total Escrow Shares (Cost $0)		15,157

Short-Term Investment—4.4%

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $43,085,565; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $43,947,328.	43,085,565	43,085,565

Total Short-Term Investments (Cost $43,085,565)		43,085,565

Securities Lending Reinvestments (l)—4.6%

Certificates of Deposit—0.4%
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,500,000	1,499,760
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (b)	1,000,000	1,000,011
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	1,000,000	999,994

		3,499,765

Repurchase Agreements—3.6%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $5,000,026; collateralized by various Common Stock with an aggregate market value of $5,556,171.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $4,493,720; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $4,583,590.	4,493,715	4,493,715
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $5,000,008; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $700,003; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $714,003.	700,000	700,000

BHFTI-84

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,000,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $6,120,001.	6,000,000	$6,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $5,000,194; collateralized by various Common Stock with an aggregate market value of $5,556,300.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,300,059; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,443,041.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $700,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $777,433.	700,000	700,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $400,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $408,020.	400,000	400,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $5,000,024; collateralized by various Common Stock with an aggregate market value of $5,555,666.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,463,472; collateralized by various Common Stock with an aggregate market value of $1,626,048.	1,463,415	1,463,415

		35,057,130

Time Deposits—0.1%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	400,000	400,000
Skandi New York 0.050%, 10/01/21	1,000,000	1,000,000

		1,400,000

Mutual Funds—0.5%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030%, 10/01/21 (m)	4,000,000	4,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.030%, 10/01/21 (m)	1,000,000	1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $44,956,830)		44,956,895

Total Purchased Options—0.0% (n) (Cost $5,797)		14,230
Total Investments—105.4% (Cost $1,005,263,447)		1,037,779,435
Unfunded Loan Commitments—(0.0)% (Cost $(417,816))		(417,816)
Net Investments—105.4% (Cost $1,004,845,631)		1,037,361,619
Other assets and liabilities (net)—(5.4)%		(53,017,273)

Net Assets—100.0%		$984,344,346

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $1,397,343, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $52,712,621 and the collateral received consisted of cash in the amount of $44,956,504 and non-cash collateral with a value of $10,428,828. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.1% of net assets.
(h)	This loan will settle after September 30, 2021, at which time the interest rate will be determined.
(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

BHFTI-85

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

(j)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(m)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $618,438,437, which is 62.8% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Pioneer Energy Services Corp., 11.000%, 05/15/25	11/15/20-02/15/21	691,833	$585,097	$766,344
Pioneer Energy Services Corp., 5.000%, 11/15/25	11/15/20-05/15/21	516,974	327,514	603,567
Pioneer Energy Services Corp.	05/29/20	1,763	23,514	27,432
Waterford Gaming LLC / Waterford Gaming Financial Corp., 8.625%, 09/15/14	09/24/07	283,116	283,116	0

				$1,397,343

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
EUR	16,000	ANZ	12/15/21	USD	18,746	$185
EUR	10,347,500	BNP	12/15/21	USD	12,256,883	253,117
EUR	10,347,500	HSBC	12/15/21	USD	12,265,740	261,975
GBP	3,165,000	NWM	12/15/21	USD	4,384,680	119,724

Net Unrealized Appreciation						$635,001

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
Euro-Bund 10 Year Futures	12/08/21	(1)	EUR	(169,820)	$3,358
U.S. Treasury Long Bond Futures	12/21/21	(2)	USD	(318,438)	6,328
U.S. Treasury Note 10 Year Futures	12/21/21	(3)	USD	(394,828)	4,123
U.S. Treasury Ultra Long Bond Futures	12/21/21	(12)	USD	(2,292,750)	61,860
United Kingdom Long Gilt Bond Futures	12/29/21	(3)	GBP	(375,450)	16,530

Net Unrealized Appreciation					$92,199

Purchased Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro STOXX Banks Index Futures	EUR	100.000	12/17/21	54	EUR	2,700	$5,797	$14,230	$8,433

Swap Agreements

OTC Credit Default Swaps on Corporate Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(a)	Notional Amount(b)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMA CGM S.A. 5.250%, due 01/15/25	5.000%	Quarterly	06/20/26	CSI	2.731%	EUR	10,000	$1,188	$488	$700
CMA CGM S.A. 5.250%, due 01/15/25	5.000%	Quarterly	06/20/26	BBP	2.731%	EUR	10,000	1,188	879	309
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	1.359%	USD	348,000	(2,745)	(11,866)	9,121

BHFTI-86

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (c)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(a)	Notional Amount(b)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	2.113%	USD	225,000	$(8,917)	$(41,969)	$33,052
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/25	CBNA	1.459%	EUR	10,755	(210)	(1,424)	1,214
Virgin Media Finance plc 3.750%, due 7/15/30	5.000%	Quarterly	12/20/25	JPMC	2.113%	EUR	30,000	4,116	3,391	725

Totals								$(5,380)	$(50,501)	$45,121

(a)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(b)

The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(c)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(NWM)—	NatWest Markets plc

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-87

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$8,006,060	$—	$8,006,060
Aerospace/Defense	—	28,720,515	—	28,720,515
Agriculture	—	124,338	—	124,338
Airlines	—	17,335,489	—	17,335,489
Apparel	—	1,673,981	—	1,673,981
Auto Manufacturers	—	10,403,357	—	10,403,357
Auto Parts & Equipment	—	14,174,318	—	14,174,318
Banks	—	14,508,152	—	14,508,152
Biotechnology	—	880,353	—	880,353
Building Materials	—	10,095,551	—	10,095,551
Chemicals	—	13,940,875	—	13,940,875
Commercial Services	—	41,358,414	—	41,358,414
Computers	—	6,167,251	—	6,167,251
Cosmetics/Personal Care	—	620,233	—	620,233
Distribution/Wholesale	—	731,588	—	731,588
Diversified Financial Services	—	20,891,181	—	20,891,181
Electric	—	16,159,558	—	16,159,558
Electrical Components & Equipment	—	2,473,876	—	2,473,876
Electronics	—	4,682,106	—	4,682,106
Energy-Alternate Sources	—	412,601	—	412,601
Engineering & Construction	—	2,660,886	—	2,660,886
Entertainment	—	29,204,504	0	29,204,504
Environmental Control	—	8,781,856	—	8,781,856
Food	—	27,661,126	—	27,661,126
Food Service	—	1,284,485	—	1,284,485
Hand/Machine Tools	—	116,704	—	116,704
Healthcare-Products	—	10,409,051	—	10,409,051
Healthcare-Services	—	47,933,850	—	47,933,850
Home Builders	—	6,987,094	—	6,987,094
Home Furnishings	—	1,476,743	—	1,476,743
Household Products/Wares	—	1,520,335	—	1,520,335
Housewares	—	2,842,156	—	2,842,156
Insurance	—	14,051,526	—	14,051,526
Internet	—	17,076,555	—	17,076,555
Investment Companies	—	3,726,156	—	3,726,156
Iron/Steel	—	4,972,955	—	4,972,955
Leisure Time	—	12,803,138	—	12,803,138
Lodging	—	6,592,272	—	6,592,272
Machinery-Construction & Mining	—	1,810,650	—	1,810,650
Machinery-Diversified	—	8,288,624	—	8,288,624
Media	—	57,395,201	—	57,395,201
Metal Fabricate/Hardware	—	1,755,107	—	1,755,107
Mining	—	15,935,340	—	15,935,340

BHFTI-88

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Miscellaneous Manufacturing	$—	$991,785	$—	$991,785
Office/Business Equipment	—	1,071,612	—	1,071,612
Oil & Gas	—	50,099,652	—	50,099,652
Oil & Gas Services	—	3,003,362	766,344	3,769,706
Packaging & Containers	—	17,470,388	—	17,470,388
Pharmaceuticals	—	21,768,612	—	21,768,612
Pipelines	—	45,765,043	—	45,765,043
Real Estate	—	5,395,675	0	5,395,675
Real Estate Investment Trusts	—	27,132,607	—	27,132,607
Retail	—	30,839,232	—	30,839,232
Semiconductors	—	2,745,249	—	2,745,249
Software	—	29,090,082	—	29,090,082
Telecommunications	—	77,841,099	—	77,841,099
Toys/Games/Hobbies	—	1,705,029	—	1,705,029
Transportation	—	1,515,949	—	1,515,949
Trucking & Leasing	—	1,097,412	—	1,097,412
Water	—	527,324	—	527,324
Total Corporate Bonds & Notes	—	816,706,223	766,344	817,472,567
Total Floating Rate Loans (Less Unfunded Loan Commitments of $417,816)*	—	104,821,400	—	104,821,400
Common Stocks
Auto Components	82,152	—	—	82,152
Building Products	16,512	—	—	16,512
Chemicals	2,035,329	—	—	2,035,329
Communications Equipment	175,909	—	—	175,909
Containers & Packaging	754,848	—	—	754,848
Diversified Telecommunication Services	15,883	—	—	15,883
Electrical Equipment	679,568	—	—	679,568
Energy Equipment & Services	—	—	27,432	27,432
Equity Real Estate Investment Trusts	4,124,444	—	—	4,124,444
Hotels, Restaurants & Leisure	415,449	—	—	415,449
Life Sciences Tools & Services	2,051,330	—	—	2,051,330
Media	457,884	—	—	457,884
Metals & Mining	1,140,378	—	—	1,140,378
Oil, Gas & Consumable Fuels	7,266,111	—	—	7,266,111
Road & Rail	325,248	—	—	325,248
Total Common Stocks	19,541,045	—	27,432	19,568,477
Convertible Bonds
Commercial Services	—	111,787	—	111,787
Engineering & Construction	—	569,081	—	569,081
Internet	—	755,734	—	755,734
Lodging	—	48,261	—	48,261
Media	—	5,222,776	—	5,222,776
Oil & Gas Services	—	—	603,567	603,567
Telecommunications	—	116,122	—	116,122
Total Convertible Bonds	—	6,823,761	603,567	7,427,328
Total Escrow Shares*	—	15,157	—	15,157
Total Short-Term Investment*	—	43,085,565	—	43,085,565
Securities Lending Reinvestments
Certificates of Deposit	—	3,499,765	—	3,499,765
Repurchase Agreements	—	35,057,130	—	35,057,130
Time Deposits	—	1,400,000	—	1,400,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	39,956,895	—	44,956,895
Total Purchased Options at Value	14,230	—	—	14,230
Total Net Investments	$24,555,275	$1,011,409,001	$1,397,343	$1,037,361,619

Collateral for Securities Loaned (Liability)	$—	$(44,956,504)	$—	$(44,956,504)

BHFTI-89

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$635,001	$—	$635,001
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$92,199	$—	$—	$92,199
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,492	$—	$6,492
OTC Swap Contracts at Value (Liabilities)	—	(11,872)	—	(11,872)
Total OTC Swap Contracts	$—	$(5,380)	$—	$(5,380)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio) (Class A) (b)	1,393,793	$19,986,985
Baillie Gifford International Stock Portfolio (Class A) (a)	5,894,278	83,168,260
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,403,027	74,220,109
Brighthouse Small Cap Value Portfolio (Class A) (b)	3,346,946	59,374,827
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	3,681,322	50,765,437
Brighthouse/Artisan International Portfolio (Class A) (b)	6,058,546	82,638,565
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	54,856	14,945,101
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	7,667,617	99,909,046
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,794,593	100,186,147
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,306,899	75,198,450
Clarion Global Real Estate Portfolio (Class A) (b)	4,495,264	59,652,148
Frontier Mid Cap Growth Portfolio (Class A) (a)	469,977	20,100,936
Harris Oakmark International Portfolio (Class A) (b)	7,547,668	108,610,945
Invesco Comstock Portfolio (Class A) (b)	7,482,830	116,507,658
Invesco Global Equity Portfolio (Class A) (b)	1,565,854	49,543,617
Invesco Small Cap Growth Portfolio (Class A) (b)	2,053,722	34,913,266
Jennison Growth Portfolio (Class A) (a)	5,546,339	109,706,586
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,162,825	40,812,507
Loomis Sayles Growth Portfolio (Class A) (b)	7,930,574	123,479,043
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	3,398,047	52,601,771
MFS Research International Portfolio (Class A) (b)	4,473,855	63,886,645
MFS Value Portfolio (Class A) (a)	7,137,106	125,684,435
Morgan Stanley Discovery Portfolio (Class A) (b)	379,451	9,281,378
Neuberger Berman Genesis Portfolio (Class A) (a)	935,462	22,909,469
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (b)	3,617,596	41,638,531
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	3,885,320	114,189,553
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,488,587	115,960,629
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,199,662	15,019,765
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,337,820	34,769,944
VanEck Global Natural Resources Portfolio (Class A) (a)	3,464,351	38,939,301
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	447,297	9,992,623

Total Mutual Funds (Cost $1,635,684,909)		1,968,593,677

Total Investments—100.0% (Cost $1,635,684,909)		1,968,593,677
Other assets and liabilities (net)—0.0%		(647,740)

Net Assets—100.0%		$1,967,945,937

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,968,593,677	$—	$—	$1,968,593,677
Total Investments	$1,968,593,677	$—	$—	$1,968,593,677

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—70.7% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—70.7%
AB International Bond Portfolio (Class A) (a)	14,113,786	$147,771,337
Allspring Mid Cap Value Portfolio (formerly, Wells Capital Management Mid Cap Value Portfolio) (Class A) (a)	12,220,854	175,247,050
Baillie Gifford International Stock Portfolio (Class A) (b)	22,102,979	311,873,041
BlackRock Bond Income Portfolio (Class A) (b)	7,994,799	863,917,940
BlackRock Capital Appreciation Portfolio (Class A) (b)	477,909	25,281,400
BlackRock High Yield Portfolio (Class A) (a)	14,869,266	119,102,819
Brighthouse Small Cap Value Portfolio (Class A) (a)	8,061,568	143,012,210
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	8,015,462	110,533,218
Brighthouse/Artisan International Portfolio (Class A) (a)	17,273,704	235,613,326
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	646,878	176,235,561
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	12,394,070	161,494,733
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	18,012,080	178,859,954
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	31,866,433	297,951,150
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	19,325,474	153,830,774
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,267,112	45,425,980
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	2,973,860	51,923,604
Clarion Global Real Estate Portfolio (Class A) (a)	7,824,145	103,826,400
Frontier Mid Cap Growth Portfolio (Class A) (b)	3,501,124	149,743,075
Harris Oakmark International Portfolio (Class A) (a)	30,230,326	435,014,388
Invesco Comstock Portfolio (Class A) (a)	828,708	12,902,977
Invesco Global Equity Portfolio (Class A) (a)	3,629,543	114,838,733
Invesco Small Cap Growth Portfolio (Class A) (a)	5,911,289	100,491,908
Jennison Growth Portfolio (Class A) (b)	1,852,913	36,650,612
JPMorgan Core Bond Portfolio (Class A) (a)	48,671,700	506,672,400
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,437,194	102,599,854
Loomis Sayles Growth Portfolio (Class A) (a)	1,845,854	28,739,939
MFS Research International Portfolio (Class A) (a)	20,992,005	299,765,835
MFS Value Portfolio (Class A) (b)	2,124,370	37,410,155
Morgan Stanley Discovery Portfolio (Class A) (a)	2,260,667	55,295,913
Neuberger Berman Genesis Portfolio (Class A) (b)	3,333,474	81,636,789
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	21,388,345	237,838,398
PIMCO Total Return Portfolio (Class A) (a)	56,064,323	653,149,357
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	8,589,240	98,862,153
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	884,919	29,414,697
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	6,954,716	87,073,044
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	5,497,306	142,874,972
TCW Core Fixed Income Portfolio (Class A) (a)	67,814,502	697,811,227
VanEck Global Natural Resources Portfolio (Class A) (b)	14,408,098	161,947,027
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	28,688,982	391,317,708
Western Asset Management U.S. Government Portfolio (Class A) (b)	35,650,073	415,679,848

Total Mutual Funds (Cost $7,518,928,171)		8,179,631,506

U.S. Treasury & Government Agencies—28.5%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—1.7%
Fannie Mae 30 Yr. Pool
4.000%, 08/01/47	36,796	39,686
4.000%, 06/01/48	155,991	167,547
4.000%, 11/01/48	9,490	10,186
4.000%, 03/01/49	1,678,990	1,798,667
4.000%, 08/01/49	224,827	241,010
4.000%, 03/01/50	39,096,359	41,864,819
4.000%, 07/01/50	7,129,043	7,636,190
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	3,196,990
3.180%, 07/01/35	2,604,824	2,803,224
Freddie Mac 30 Yr. Pool
4.000%, 05/01/48	8,800	9,446
4.000%, 03/01/50	168,113	180,557
4.000%, 05/01/50	160,978	172,858
Freddie Mac Multifamily Structured Pass-Through Certificates 3.176%, 11/25/28	5,032,967	5,431,086
Ginnie Mae II 30 Yr. Pool 4.000%, TBA (d)	110,000,000	116,826,367
Uniform Mortgage-Backed Securities 30 Yr. Pool 4.000%, TBA (d)	16,000,000	17,160,313

		197,538,946

Federal Agencies—0.3%
Resolution Funding Corp. Principal Strip Zero Coupon, 04/15/30	19,500,000	16,903,569
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,852,527
4.250%, 09/15/65	10,000,000	13,950,880

		32,706,976

U.S. Treasury—26.5%
U.S. Treasury Bonds
1.375%, 11/15/40	48,000,000	43,117,500
1.375%, 08/15/50	367,400,000	310,022,451
1.625%, 11/15/50	144,200,000	129,549,055
1.875%, 02/15/41	32,200,000	31,495,625
1.875%, 02/15/51	173,000,000	164,971,719
2.000%, 08/15/51	7,900,000	7,760,516
2.250%, 05/15/41	75,000,000	77,988,281
2.750%, 11/15/42	196,000,000	220,400,469
2.875%, 05/15/43	126,000,000	144,599,766
2.875%, 11/15/46	114,100,000	132,164,347
3.000%, 11/15/44	96,000,000	112,713,750
3.000%, 02/15/47	7,400,000	8,768,422
3.000%, 02/15/49	92,900,000	111,051,789
3.125%, 02/15/43	89,700,000	106,886,660
3.375%, 05/15/44	99,895,000	124,162,461
U.S. Treasury Notes
0.250%, 09/30/25	40,000,000	39,142,188
0.375%, 12/31/25 (e)	50,000,000	48,992,187
0.375%, 09/30/27	125,000,000	119,277,344
0.500%, 02/28/26	21,100,000	20,743,937
0.750%, 03/31/26	36,100,000	35,844,762
0.750%, 05/31/26	300,000,000	297,480,468
0.750%, 08/31/26	37,500,000	37,098,633
0.875%, 11/15/30	30,100,000	28,564,430
1.125%, 02/29/28	20,500,000	20,371,074
1.125%, 02/15/31	75,700,000	73,322,547
1.250%, 04/30/28	49,000,000	48,965,547
1.250%, 08/15/31	19,600,000	19,125,313

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.500%, 11/30/24	100,000,000	$102,925,781
2.750%, 08/31/23	422,000,000	441,962,579

		3,059,469,601

Total U.S. Treasury & Government Agencies (Cost $3,211,146,132)		3,289,715,523

Corporate Bonds & Notes—1.6%

Banks—1.5%
Bank of America Corp. 3.419%, 3M LIBOR + 1.040%, 12/20/28 (f)	20,000,000	21,676,752
Bank of New York Mellon Corp. (The) 3.542%, 3M LIBOR + 3.420%, 12/20/21 (f)	6,800,000	6,834,541
Citigroup, Inc. 3.887%, 3M LIBOR + 1.563%, 01/10/28 (f)	20,000,000	22,100,592
Cooperative Rabobank UA 4.375%, 08/04/25	5,000,000	5,543,148
Goldman Sachs Group, Inc. (The)
3.691%, 3M LIBOR + 1.510%, 06/05/28 (f)	10,000,000	11,007,320
3.750%, 02/25/26	19,500,000	21,398,030
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	22,267,218
5.250%, 03/14/44	3,000,000	3,900,994
JPMorgan Chase & Co.
3.540%, 3M LIBOR + 1.380%, 05/01/28 (f)	10,000,000	10,922,361
4.000%, SOFR + 2.745%, 04/01/25 (f)	8,000,000	8,034,000
6.125%, 3M LIBOR + 3.330%, 04/30/24 (f)	3,000,000	3,228,750
Mizuho Financial Group, Inc. 4.254%, 3M LIBOR + 1.270%, 09/11/29 (f)	5,000,000	5,678,957
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (f)	20,000,000	21,932,751
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (f)	8,600,000	9,255,750

		173,781,164

Insurance—0.1%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	4,094,596

Telecommunications—0.0%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	2,023,977
3.800%, 12/01/57	1,556,000	1,589,535

		3,613,512

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,445,000	2,666,606

Total Corporate Bonds & Notes (Cost $161,560,137)		184,155,878

Municipals—0.0%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	675,669
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,484,272

Total Municipals (Cost $2,512,921)		3,159,941

Short-Term Investments—0.5%
Security Description	Principal Amount*	Value

Repurchase Agreements—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $5,250,541; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $5,355,618.	5,250,541	$5,250,541
Goldman Sachs & Co. LLC Repurchase Agreement dated 09/30/21 at 0.030%, due on 10/01/21 with a maturity value of $9,000,008; collateralized by U.S. Government Agency Obligation at 2.000%, maturing 10/01/51, with a market value of $9,284,443.	9,000,000	9,000,000
JPMorgan Securities, LLC Repurchase Agreement dated 09/30/21 at 0.030%, due on 10/01/21 with a maturity value of $18,500,015; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $18,894,485.	18,500,000	18,500,000

		32,750,541

U.S. Treasury—0.2%
U.S. Treasury Bill 0.044%, 03/24/22 (g)	18,800,000	18,795,684
U.S. Treasury Cash Management Bills
0.035%, 01/25/22 (g)	200,000	199,971
0.040%, 01/11/22 (g)	5,000,000	4,999,575

		23,995,230

Total Short-Term Investments (Cost $56,746,021)		56,745,771

Total Investments—101.3% (Cost $10,950,893,382)		11,713,408,619
Other assets and liabilities (net)—(1.3)%		(145,437,465)

Net Assets—100.0%		$11,567,971,154

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $48,992,187.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $4,094,596, which is 0.0% of net assets.

BHFTI-93

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	20,900,000	BBP	10/04/21	USD	190,292	$2,503
JPY	20,900,000	BBP	11/02/21	USD	187,353	(473)

Net Unrealized Appreciation						$2,030

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/17/21	9,089	USD	1,953,112,488	$(68,958,135)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-94

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,179,631,506	$—	$—	$8,179,631,506
Total U.S. Treasury & Government Agencies*	—	3,289,715,523	—	3,289,715,523
Total Corporate Bonds & Notes*	—	184,155,878	—	184,155,878
Total Municipals*	—	3,159,941	—	3,159,941
Total Short-Term Investments*	—	56,745,771	—	56,745,771
Total Investments	$8,179,631,506	$3,533,777,113	$—	$11,713,408,619

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,503	$—	$2,503
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(473)	—	(473)
Total Forward Contracts	$—	$2,030	$—	$2,030
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(68,958,135)	$—	$—	$(68,958,135)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-95

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
PAE, Inc. (a) (b)	191,000	$1,142,180
Parsons Corp. (a) (b)	139,317	4,703,342

		5,845,522

Airlines—0.2%
SkyWest, Inc. (a)	53,700	2,649,558

Auto Components—1.1%
Adient plc (a)	134,600	5,579,170
Holley, Inc. (a)	619,503	7,396,866

		12,976,036

Banks—14.7%
Associated Banc-Corp. (b)	214,894	4,603,030
Bank of NT Butterfield & Son, Ltd. (The)	101,600	3,607,816
CVB Financial Corp.	194,444	3,960,824
East West Bancorp, Inc.	243,800	18,904,252
First Citizens BancShares, Inc. - Class A (b)	13,791	11,628,157
First Financial Bancorp	231,800	5,426,438
First Hawaiian, Inc. (b)	127,771	3,750,079
First Interstate BancSystem, Inc. - Class A	80,400	3,236,904
FNB Corp.	689,700	8,014,314
Great Western Bancorp, Inc.	189,900	6,217,326
Hancock Whitney Corp.	353,672	16,665,025
NBT Bancorp, Inc.	51,000	1,842,120
Prosperity Bancshares, Inc.	62,700	4,459,851
Renasant Corp. (b)	139,599	5,032,544
S&T Bancorp, Inc.	78,800	2,322,236
Sandy Spring Bancorp, Inc. (b)	71,200	3,262,384
South State Corp. (b)	70,411	5,257,589
Sterling Bancorp	185,100	4,620,096
Synovus Financial Corp.	148,200	6,504,498
UMB Financial Corp. (b)	157,530	15,234,726
Umpqua Holdings Corp.	447,350	9,058,838
Valley National Bancorp	573,300	7,630,623
Webster Financial Corp.	202,100	11,006,366
Western Alliance Bancorp	136,700	14,875,694

		177,121,730

Beverages—0.4%
Primo Water Corp.	322,829	5,074,872

Building Products—2.8%
CSW Industrials, Inc. (b)	90,806	11,595,926
Griffon Corp.	196,542	4,834,933
Janus International Group Inc. (a) (b)	266,601	3,263,196
JELD-WEN Holding, Inc. (a)	56,926	1,424,858
Quanex Building Products Corp. (b)	274,123	5,868,974
Simpson Manufacturing Co., Inc. (b)	50,012	5,349,784
UFP Industries, Inc.	16,681	1,133,974

		33,471,645

Capital Markets—1.8%
Apollo Investment Corp. (b)	201,778	2,617,061
GlassBridge Enterprises, Inc. (a) (b)	572	15,444

Capital Markets—(Continued)
New Mountain Finance Corp. (b)	266,946	3,553,051
Stifel Financial Corp. (b)	204,250	13,880,830
Westwood Holdings Group, Inc.	78,003	1,482,057

		21,548,443

Chemicals—5.5%
Ashland Global Holdings, Inc.	37,700	3,359,824
Avient Corp. (b)	402,669	18,663,708
Ecovyst, Inc.	289,002	3,369,763
Element Solutions, Inc. (b)	107,139	2,322,774
HB Fuller Co.	77,400	4,996,944
Huntsman Corp.	193,900	5,737,501
Innospec, Inc.	187,086	15,756,383
Minerals Technologies, Inc. (b)	22,350	1,560,924
NewMarket Corp.	23,772	8,053,240
Scotts Miracle-Gro Co. (The)	13,600	1,990,496

		65,811,557

Commercial Services & Supplies—2.5%
ACCO Brands Corp.	393,001	3,375,879
Deluxe Corp. (b)	42,624	1,529,775
Ennis, Inc. (b)	137,770	2,596,964
Harsco Corp. (a) (b)	194,866	3,302,979
Healthcare Services Group, Inc. (b)	246,489	6,159,760
Matthews International Corp. - Class A (b)	38,398	1,332,027
UniFirst Corp.	27,600	5,868,312
Viad Corp. (a) (b)	122,335	5,555,232

		29,720,928

Communications Equipment—0.8%
NETGEAR, Inc. (a) (b)	75,374	2,405,184
NetScout Systems, Inc. (a)	106,990	2,883,381
Viavi Solutions, Inc. (a)	281,000	4,422,940

		9,711,505

Construction & Engineering—2.1%
API Group Corp. (a)	389,406	7,924,412
Fluor Corp. (a)	64,771	1,034,393
MasTec, Inc. (a)	152,075	13,121,031
Primoris Services Corp.	121,500	2,975,535

		25,055,371

Construction Materials—1.8%
Eagle Materials, Inc. (b)	135,008	17,707,649
Summit Materials, Inc. - Class A (a) (b)	104,500	3,340,865

		21,048,514

Consumer Finance—0.3%
PROG Holdings, Inc. (a)	89,500	3,759,895

Containers & Packaging—2.5%
Berry Global Group, Inc. (a)	142,703	8,687,759
Myers Industries, Inc. (b)	184,564	3,611,917

BHFTI-96

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.2% of Net Assets—(Continued)

Security Description	Shares	Value

Containers & Packaging—(Continued)
Silgan Holdings, Inc. (b)	282,414	$10,833,401
TriMas Corp. (a) (b)	223,065	7,218,383

		30,351,460

Diversified Consumer Services—0.4%
Service Corp. International	78,550	4,733,423

Diversified Financial Services—0.3%
Jackson Financial, Inc. (a) (b)	141,228	3,671,928

Electric Utilities—1.3%
ALLETE, Inc. (b)	140,478	8,361,251
Hawaiian Electric Industries, Inc.	191,916	7,835,930

		16,197,181

Electrical Equipment—1.6%
Atkore, Inc. (a)	205,171	17,833,463
Babcock & Wilcox Enterprises, Inc. (a) (b)	269,149	1,725,245

		19,558,708

Electronic Equipment, Instruments & Components—1.8%
Belden, Inc. (b)	95,497	5,563,655
Flex, Ltd. (a)	411,537	7,275,974
SYNNEX Corp.	25,700	2,675,370
TTM Technologies, Inc. (a)	331,776	4,170,425
Vishay Intertechnology, Inc. (b)	78,500	1,577,065

		21,262,489

Energy Equipment & Services—1.0%
Dril-Quip, Inc. (a) (b)	57,400	1,445,332
Forum Energy Technologies, Inc. (a) (b)	18,776	423,211
Helix Energy Solutions Group, Inc. (a)	339,400	1,316,872
Liberty Oilfield Services, Inc. - Class A (a) (b)	54,680	663,269
Patterson-UTI Energy, Inc. (b)	767,102	6,903,918
TechnipFMC plc (a)	234,521	1,765,943

		12,518,545

Equity Real Estate Investment Trusts—4.3%
Brandywine Realty Trust (b)	376,000	5,045,920
Broadstone Net Lease, Inc. (b)	148,300	3,679,323
Independence Realty Trust, Inc.	159,500	3,245,825
Kite Realty Group Trust (b)	157,763	3,212,055
Lexington Realty Trust (b)	422,600	5,388,150
Life Storage, Inc.	52,950	6,075,483
National Health Investors, Inc. (b)	56,400	3,017,400
Outfront Media, Inc.	270,750	6,822,900
RPT Realty	241,700	3,084,092
Spirit Realty Capital, Inc.	122,500	5,639,900
Summit Hotel Properties, Inc. (a)	291,500	2,807,145
Washington Real Estate Investment Trust (b)	160,214	3,965,296

		51,983,489

Food & Staples Retailing—0.4%
Performance Food Group Co. (a)	107,981	5,016,797

Food Products—3.4%
Hostess Brands, Inc. (a) (b)	325,779	5,658,781
J & J Snack Foods Corp. (b)	135,127	20,650,108
Nomad Foods, Ltd. (a)	354,951	9,782,450
Tootsie Roll Industries, Inc. (b)	77,966	2,372,505
UTZ Brands, Inc. (b)	145,945	2,500,038

		40,963,882

Gas Utilities—0.6%
South Jersey Industries, Inc. (b)	145,400	3,091,204
Southwest Gas Holdings, Inc. (b)	67,700	4,527,776

		7,618,980

Health Care Equipment & Supplies—2.0%
Avanos Medical, Inc. (a)	104,900	3,272,880
Integer Holdings Corp. (a)	62,900	5,619,486
Integra LifeSciences Holdings Corp. (a)	86,000	5,889,280
Natus Medical, Inc. (a) (b)	117,599	2,949,383
NuVasive, Inc. (a) (b)	43,500	2,603,475
Varex Imaging Corp. (a) (b)	123,704	3,488,453

		23,822,957

Health Care Providers & Services—1.5%
ATI Physical Therapy, Inc. (a)	86,933	330,346
Owens & Minor, Inc. (b)	218,456	6,835,488
Patterson Cos., Inc. (b)	138,874	4,185,662
Premier, Inc. - Class A (b)	71,613	2,775,720
Select Medical Holdings Corp.	112,000	4,051,040

		18,178,256

Hotels, Restaurants & Leisure—3.3%
Bally’s Corp. (a)	35,330	1,771,446
Choice Hotels International, Inc.	36,600	4,625,142
Cracker Barrel Old Country Store, Inc.	33,100	4,628,704
Denny’s Corp. (a) (b)	599,049	9,788,461
Dine Brands Global, Inc. (a)	103,377	8,395,246
Jack in the Box, Inc. (b)	78,089	7,600,402
Texas Roadhouse, Inc.	34,200	3,123,486

		39,932,887

Household Durables—2.6%
Helen of Troy, Ltd. (a)	56,783	12,758,004
KB Home	116,800	4,545,856
Leggett & Platt, Inc. (b)	74,800	3,354,032
Meritage Homes Corp. (a)	53,500	5,189,500
Tupperware Brands Corp. (a) (b)	229,321	4,843,260

		30,690,652

Household Products—2.6%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a) (b)	103,227	4,438,761
Central Garden and Pet Co. (Voting Shares) (a)	92,842	4,456,416
Spectrum Brands Holdings, Inc. (b)	229,142	21,922,015

		30,817,192

BHFTI-97

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.2% of Net Assets—(Continued)

Security Description	Shares	Value

Insurance—4.7%
American Equity Investment Life Holding Co.	208,000	$6,150,560
CNO Financial Group, Inc. (b)	58,853	1,385,400
Enstar Group, Ltd. (a)	32,289	7,579,197
Hanover Insurance Group, Inc. (The) (b)	118,553	15,366,840
Kemper Corp.	57,500	3,840,425
National Western Life Group, Inc. - Class A (b)	8,735	1,839,504
ProAssurance Corp.	137,826	3,277,502
Selective Insurance Group, Inc.	101,290	7,650,434
Stewart Information Services Corp.	144,806	9,160,427

		56,250,289

IT Services—1.3%
Concentrix Corp. (a)	62,415	11,047,455
MAXIMUS, Inc. (b)	58,906	4,900,979

		15,948,434

Leisure Products—0.3%
Acushnet Holdings Corp. (b)	69,200	3,231,640

Machinery—7.6%
Alamo Group, Inc.	27,094	3,780,426
Altra Industrial Motion Corp.	134,200	7,427,970
Barnes Group, Inc.	82,000	3,421,860
Columbus McKinnon Corp. (b)	100,147	4,842,107
Douglas Dynamics, Inc.	183,073	6,645,550
Franklin Electric Co., Inc.	183,417	14,645,847
Hillenbrand, Inc.	30,823	1,314,601
Hillman Solutions Corp. (a)	3,231	38,546
Hillman Solutions Corp. (a) (c)	502,200	5,891,372
ITT, Inc.	116,200	9,974,608
Kadant, Inc. (b)	35,259	7,196,362
Mayville Engineering Co., Inc. (a)	91,693	1,723,828
Mueller Industries, Inc.	361,216	14,845,978
NN, Inc. (a) (b)	127,917	671,564
Rexnord Corp.	129,200	8,306,268

		90,726,887

Marine—0.2%
Kirby Corp. (a) (b)	62,900	3,016,684

Media—0.7%
Cable One, Inc.	1,900	3,444,947
DallasNews Corp.	46,823	325,420
TEGNA, Inc. (b)	261,200	5,150,864

		8,921,231

Metals & Mining—0.7%
Arconic Corp. (a) (b)	116,800	3,683,872
Compass Minerals International, Inc. (b)	64,962	4,183,553

		7,867,425

Mortgage Real Estate Investment Trusts—1.1%
Apollo Commercial Real Estate Finance, Inc.	224,639	3,331,396
New York Mortgage Trust, Inc.	821,456	3,499,403
Two Harbors Investment Corp. (b)	1,092,114	6,924,003

		13,754,802

Multi-Utilities—0.4%
Black Hills Corp.	74,100	4,650,516

Multiline Retail—0.3%
Franchise Group, Inc. (b)	89,058	3,153,544

Oil, Gas & Consumable Fuels—4.5%
Alto Ingredients, Inc. (a) (b)	267,287	1,320,398
Berry Corp.	221,074	1,593,944
CNX Resources Corp. (a)	462,400	5,835,488
Delek U.S. Holdings, Inc.	128,900	2,316,333
Denbury, Inc. (a) (b)	68,791	4,832,568
Devon Energy Corp.	261,099	9,271,625
EQT Corp. (a)	96,695	1,978,380
Magnolia Oil & Gas Corp. - Class A (b)	773,650	13,763,234
Nordic American Tankers, Ltd. (b)	406,008	1,039,380
Northern Oil and Gas, Inc.	24,770	530,078
Renewable Energy Group, Inc. (a)	54,392	2,730,478
Southwestern Energy Co. (a) (b)	833,680	4,618,587
Whiting Petroleum Corp. (a) (b)	82,613	4,825,425

		54,655,918

Paper & Forest Products—2.1%
Louisiana-Pacific Corp.	202,100	12,402,877
Neenah, Inc.	163,729	7,631,409
Schweitzer-Mauduit International, Inc. (b)	143,235	4,964,525

		24,998,811

Personal Products—0.2%
Edgewell Personal Care Co. (b)	55,021	1,997,262

Pharmaceuticals—0.7%
Perrigo Co. plc	81,072	3,837,138
Prestige Consumer Healthcare, Inc. (a) (b)	88,672	4,975,386

		8,812,524

Professional Services—1.5%
CBIZ, Inc. (a) (b)	185,964	6,014,076
KBR, Inc.	105,560	4,159,064
Korn Ferry	110,570	8,000,845

		18,173,985

Road & Rail—1.2%
Saia, Inc. (a)	12,700	3,022,981
Werner Enterprises, Inc.	245,736	10,878,733

		13,901,714

Semiconductors & Semiconductor Equipment—2.3%
Cirrus Logic, Inc. (a)	59,900	4,932,765
Diodes, Inc. (a)	41,600	3,768,544

BHFTI-98

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.2% of Net Assets—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment —(Continued)
ON Semiconductor Corp. (a)	163,300	$7,474,241
Teradyne, Inc.	50,400	5,502,168
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	190,500	5,695,950

		27,373,668

Software—0.3%
NCR Corp. (a) (b)	60,284	2,336,608
Synchronoss Technologies, Inc. (a)	355,637	853,529

		3,190,137

Special Purpose Acquisition Companies—0.6%
Mason Industrial Technology, Inc. (a)	164,000	1,631,800
Pershing Square Tontine Holdings, Ltd. - Class A (a) (b)	240,596	4,739,741
Pine Island Acquisition Corp. (a)	143,671	1,435,273

		7,806,814

Specialty Retail—0.7%
American Eagle Outfitters, Inc. (b)	103,500	2,670,300
Group 1 Automotive, Inc.	28,600	5,373,368

		8,043,668

Textiles, Apparel & Luxury Goods—1.1%
Delta Apparel, Inc. (a)	64,202	1,753,357
Steven Madden, Ltd. (b)	177,985	7,147,877
Wolverine World Wide, Inc.	131,888	3,935,538

		12,836,772

Thrifts & Mortgage Finance—0.2%
Essent Group, Ltd.	63,600	2,799,036

Trading Companies & Distributors—1.4%
Air Lease Corp.	65,020	2,557,887
Custom Truck One Source, Inc. (a) (b)	241,949	2,257,384
H&E Equipment Services, Inc.	75,000	2,603,250
WESCO International, Inc. (a)	82,500	9,513,900

		16,932,421

Total Common Stocks (Cost $865,166,542)		1,180,158,584

Short-Term Investment—2.1%

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $25,410,822; collateralized by U.S. Treasury Note at 0.500%, maturing 06/30/27, with a market value of $25,919,098.	25,410,822	25,410,822

Total Short-Term Investments (Cost $25,410,822)		25,410,822

Securities Lending Reinvestments (d)—13.9%
Security Description	Principal Amount*	Value

Certificates of Deposit—4.5%
Agricultural Bank of China 0.200%, 11/22/21	3,000,000	3,000,174
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (e)	2,000,000	1,999,964
Barclays Bank plc 0.180%, 04/07/22	5,000,000	5,002,885
Cooperatieve Rabobank UA 0.159%, 3M LIBOR + 0.040%, 01/11/22 (e)	4,000,000	4,000,560
0.170%, 03/18/22	4,000,000	4,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	5,000,000	4,999,800
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	2,000,000	1,999,902
MUFG Bank Ltd. 0.150%, 01/11/22	3,000,000	3,000,084
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (e)	5,000,000	5,000,765
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (e)	7,000,000	7,000,378
Societe Generale 0.150%, 03/15/22	2,000,000	1,999,908
Standard Chartered Bank (NY) 0.170%, 03/28/22	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 02/10/22	1,000,000	999,440
0.060%, 10/05/21	3,000,000	2,999,982

		54,004,032

Commercial Paper—0.4%
UBS AG 0.240%, 03/30/22	5,000,000	4,995,363

Repurchase Agreements—6.5%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $4,300,023; collateralized by various Common Stock with an aggregate market value of $4,778,307.	4,300,000	4,300,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,453,249; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $6,582,307.	6,453,241	6,453,241

BHFTI-99

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $3,001,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $3,125,172.	3,000,000	$3,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $5,100,007.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $700,003; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $714,003.	700,000	700,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $3,003,325; collateralized by various Common Stock with an aggregate market value of $3,300,046.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $20,000,778; collateralized by various Common Stock with an aggregate market value of $22,225,200.	20,000,000	20,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $2,900,133; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $3,219,090.	2,900,000	2,900,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,700,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,888,051.	1,700,000	1,700,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,500,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,530,077.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $17,000,080; collateralized by various Common Stock with an aggregate market value of $18,889,263.	17,000,000	17,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $5,284,758; collateralized by various Common Stock with an aggregate market value of $5,871,842.	5,284,553	5,284,553

		77,837,794

Time Deposits—0.9%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,600,000	1,600,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (e)	5,000,000	5,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		10,600,000

Mutual Funds—1.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	9,000,000	9,000,000

		19,500,000

Total Securities Lending Reinvestments (Cost $166,930,773)		166,937,189

Total Investments—114.2% (Cost $1,057,508,137)		1,372,506,595
Other assets and liabilities (net)—(14.2)%		(170,918,139)

Net Assets—100.0%		$1,201,588,456

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $161,975,501 and the collateral received consisted of cash in the amount of $166,925,222 and non-cash collateral with a value of $2,353,426. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.5% of net assets.

BHFTI-100

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,845,522	$—	$—	$5,845,522
Airlines	2,649,558	—	—	2,649,558
Auto Components	12,976,036	—	—	12,976,036
Banks	177,121,730	—	—	177,121,730
Beverages	5,074,872	—	—	5,074,872
Building Products	33,471,645	—	—	33,471,645
Capital Markets	21,548,443	—	—	21,548,443
Chemicals	65,811,557	—	—	65,811,557
Commercial Services & Supplies	29,720,928	—	—	29,720,928
Communications Equipment	9,711,505	—	—	9,711,505
Construction & Engineering	25,055,371	—	—	25,055,371
Construction Materials	21,048,514	—	—	21,048,514
Consumer Finance	3,759,895	—	—	3,759,895
Containers & Packaging	30,351,460	—	—	30,351,460
Diversified Consumer Services	4,733,423	—	—	4,733,423
Diversified Financial Services	3,671,928	—	—	3,671,928
Electric Utilities	16,197,181	—	—	16,197,181
Electrical Equipment	19,558,708	—	—	19,558,708
Electronic Equipment, Instruments & Components	21,262,489	—	—	21,262,489
Energy Equipment & Services	12,518,545	—	—	12,518,545
Equity Real Estate Investment Trusts	51,983,489	—	—	51,983,489

BHFTI-101

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food & Staples Retailing	$5,016,797	$—	$—	$5,016,797
Food Products	40,963,882	—	—	40,963,882
Gas Utilities	7,618,980	—	—	7,618,980
Health Care Equipment & Supplies	23,822,957	—	—	23,822,957
Health Care Providers & Services	18,178,256	—	—	18,178,256
Hotels, Restaurants & Leisure	39,932,887	—	—	39,932,887
Household Durables	30,690,652	—	—	30,690,652
Household Products	30,817,192	—	—	30,817,192
Insurance	56,250,289	—	—	56,250,289
IT Services	15,948,434	—	—	15,948,434
Leisure Products	3,231,640	—	—	3,231,640
Machinery	84,835,515	5,891,372	—	90,726,887
Marine	3,016,684	—	—	3,016,684
Media	8,921,231	—	—	8,921,231
Metals & Mining	7,867,425	—	—	7,867,425
Mortgage Real Estate Investment Trusts	13,754,802	—	—	13,754,802
Multi-Utilities	4,650,516	—	—	4,650,516
Multiline Retail	3,153,544	—	—	3,153,544
Oil, Gas & Consumable Fuels	54,655,918	—	—	54,655,918
Paper & Forest Products	24,998,811	—	—	24,998,811
Personal Products	1,997,262	—	—	1,997,262
Pharmaceuticals	8,812,524	—	—	8,812,524
Professional Services	18,173,985	—	—	18,173,985
Road & Rail	13,901,714	—	—	13,901,714
Semiconductors & Semiconductor Equipment	27,373,668	—	—	27,373,668
Software	3,190,137	—	—	3,190,137
Special Purpose Acquisition Companies	7,806,814	—	—	7,806,814
Specialty Retail	8,043,668	—	—	8,043,668
Textiles, Apparel & Luxury Goods	12,836,772	—	—	12,836,772
Thrifts & Mortgage Finance	2,799,036	—	—	2,799,036
Trading Companies & Distributors	16,932,421	—	—	16,932,421
Total Common Stocks	1,174,267,212	5,891,372	—	1,180,158,584
Total Short-Term Investment*	—	25,410,822	—	25,410,822
Securities Lending Reinvestments
Certificates of Deposit	—	54,004,032	—	54,004,032
Commercial Paper	—	4,995,363	—	4,995,363
Repurchase Agreements	—	77,837,794	—	77,837,794
Time Deposits	—	10,600,000	—	10,600,000
Mutual Funds	19,500,000	—	—	19,500,000
Total Securities Lending Reinvestments	19,500,000	147,437,189	—	166,937,189
Total Investments	$1,193,767,212	$178,739,383	$—	$1,372,506,595

Collateral for Securities Loaned (Liability)	$—	$(166,925,222)	$—	$(166,925,222)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks — 90.6% of Net Assets

Security Description	Shares	Value

Argentina—1.3%
MercadoLibre, Inc. (a)	8,575	$14,400,855

Austria—1.3%
Mondi plc	630,825	15,498,468

Brazil—4.3%
B3 S.A. - Brasil Bolsa Balcao	1,956,000	4,575,943
Banco Bradesco S.A. (ADR) (b)	4,316,108	16,530,693
Rumo S.A. (a)	2,243,610	6,917,360
Vale S.A. (ADR) (b)	1,132,617	15,800,007
WEG S.A.	882,657	6,423,302

		50,247,305

China—32.7%
Alibaba Group Holding, Ltd. (a)	2,472,000	45,979,229
Budweiser Brewing Co. APAC, Ltd.	3,785,900	9,529,349
China Conch Venture Holdings, Ltd. (b)	1,796,000	8,270,843
China Merchants Bank Co., Ltd. - Class H	2,763,000	21,929,959
China Resources Gas Group, Ltd.	2,386,000	12,523,013
China Resources Land, Ltd.	4,292,000	18,052,866
China Tourism Group Duty Free Corp., Ltd. - Class A	348,695	14,035,261
GDS Holdings, Ltd. - Class A (a)	916,700	6,523,810
Hangzhou Tigermed Consulting Co., Ltd. - Class A	223,499	5,989,077
Hangzhou Tigermed Consulting Co., Ltd. - Class H	103,100	2,187,311
Kweichow Moutai Co., Ltd. - Class A	28,272	8,009,951
Li Ning Co., Ltd.	820,500	9,465,223
LONGi Green Energy Technology Co., Ltd. - Class A	1,973,556	25,064,220
Meituan - Class B (a)	383,200	11,966,070
Midea Group Co., Ltd. - Class A	1,124,989	12,120,796
NARI Technology Co., Ltd. - Class A	4,008,434	22,183,994
Ping An Insurance Group Co. of China, Ltd. - Class H	846,500	5,743,952
Prosus NV	347,377	27,358,786
Shenzhou International Group Holdings, Ltd.	828,900	17,325,884
Sungrow Power Supply Co., Ltd. - Class A	647,108	14,825,845
Tencent Holdings, Ltd.	731,200	42,873,341
Wuxi Biologics Cayman, Inc. (a)	1,640,000	26,507,758
Yunnan Energy New Material Co., Ltd. - Class A	210,795	9,139,976

		377,606,514

Hong Kong—3.2%
AIA Group, Ltd.	1,743,800	20,078,358
Hong Kong Exchanges & Clearing, Ltd.	285,290	17,316,607

		37,394,965

India—12.9%
Hindustan Unilever, Ltd.	340,356	12,342,285
Housing Development Finance Corp., Ltd.	967,025	35,258,279
ITC, Ltd.	4,457,872	14,068,188
Kotak Mahindra Bank, Ltd.	775,817	20,839,927
SBI Life Insurance Co., Ltd.	1,051,177	17,075,210
Tata Consultancy Services, Ltd.	639,070	32,387,621
UltraTech Cement, Ltd.	173,077	17,223,783

		149,195,293

Indonesia—2.4%
Bank Central Asia Tbk PT	5,670,500	13,870,067
Bank Rakyat Indonesia Persero Tbk PT	51,590,011	13,711,235

		27,581,302

Macau—0.5%
Sands China, Ltd. (a) (b)	2,808,000	5,754,575

Mexico—4.6%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	185,877	16,119,253
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	359,605	6,708,132
Grupo Financiero Banorte S.A.B. de C.V. - Class O	2,905,132	18,618,798
Grupo Mexico S.A.B. de C.V.	2,970,035	11,810,211

		53,256,394

Netherlands—2.3%
ASM International NV	19,731	7,703,764
ASML Holding NV	25,858	19,074,730

		26,778,494

Philippines—0.5%
Bank of the Philippine Islands	3,574,132	5,706,695

Poland—0.8%
Allegro.eu S.A. (a)	630,002	9,161,093

Russia—6.6%
Lukoil PJSC (ADR) (b)	206,966	19,591,402
Novatek PJSC	928,138	24,425,480
Sberbank of Russia PJSC	2,908,688	13,536,551
TCS Group Holding plc (GDR)	99,761	9,083,037
Yandex NV - Class A (a)	124,776	9,943,399

		76,579,869

South Africa—1.0%
Anglo American Platinum, Ltd.	129,045	11,168,065

South Korea—4.0%
Kakao Corp.	47,071	4,611,218
LG Chem, Ltd.	34,244	22,368,112
Samsung SDI Co., Ltd.	32,220	19,382,292

		46,361,622

Taiwan—12.2%
Delta Electronics, Inc.	1,256,000	11,299,287
Hon Hai Precision Industry Co., Ltd.	3,047,000	11,387,173
Sea, Ltd. (ADR) (a)	43,789	13,956,868
Taiwan Semiconductor Manufacturing Co., Ltd.	5,066,000	104,466,213

		141,109,541

Total Common Stocks (Cost $829,085,421)		1,047,801,050

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Preferred Stock—8.3%

Security Description	Shares/ Principal Amount*	Value

South Korea—8.3%
Samsung Electronics Co., Ltd. (Cost $55,090,860)	1,647,408	$96,426,978

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $15,372,584; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $15,680,123.	15,372,584	15,372,584

Total Short-Term Investments (Cost $15,372,584)		15,372,584

Securities Lending Reinvestments(c)—0.7%

Repurchase Agreements—0.6%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $1,200,006; collateralized by various Common Stock with an aggregate market value of $1,333,481.	1,200,000	1,200,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $565,498; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $576,807.	565,498	565,498
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $1,200,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,200,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $1,224,002.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,000,004; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,020,004.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $510,026.	500,000	500,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,133.	1,000,000	1,000,000

		6,665,498

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	75,928	75,928

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (d)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	500,000	500,000

		1,000,000

Total Securities Lending Reinvestments (Cost $7,741,426)		7,741,426

Total Investments—100.9% (Cost $907,290,291)		1,167,342,038
Other assets and liabilities (net)—(0.9)%		(10,737,716)

Net Assets—100.0%		$1,156,604,322

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $7,454,247 and the collateral received consisted of cash in the amount of $7,741,426. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	13.5
Banks	11.6
Internet & Direct Marketing Retail	9.4
Technology Hardware, Storage & Peripherals	8.3
Interactive Media & Services	5.0
Oil, Gas & Consumable Fuels	3.8
Electrical Equipment	3.8
Insurance	3.7
Electronic Equipment, Instruments & Components	3.6
IT Services	3.4

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$14,400,855	$—	$—	$14,400,855
Austria	—	15,498,468	—	15,498,468
Brazil	50,247,305	—	—	50,247,305
China	—	377,606,514	—	377,606,514
Hong Kong	—	37,394,965	—	37,394,965
India	—	149,195,293	—	149,195,293
Indonesia	—	27,581,302	—	27,581,302
Macau	—	5,754,575	—	5,754,575
Mexico	53,256,394	—	—	53,256,394
Netherlands	—	26,778,494	—	26,778,494
Philippines	—	5,706,695	—	5,706,695
Poland	—	9,161,093	—	9,161,093
Russia	29,534,801	47,045,068	—	76,579,869
South Africa	—	11,168,065	—	11,168,065
South Korea	—	46,361,622	—	46,361,622
Taiwan	13,956,868	127,152,673	—	141,109,541
Total Common Stocks	161,396,223	886,404,827	—	1,047,801,050
Total Preferred Stock*	—	96,426,978	—	96,426,978
Total Short-Term Investment*	—	15,372,584	—	15,372,584
Securities Lending Reinvestments
Repurchase Agreements	—	6,665,498	—	6,665,498
Time Deposit	—	75,928	—	75,928
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	6,741,426	—	7,741,426
Total Investments	$162,396,223	$1,004,945,815	$—	$1,167,342,038

Collateral for Securities Loaned (Liability)	$—	$(7,741,426)	$—	$(7,741,426)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—90.6% of Net Assets

Security Description	Shares	Value

Argentina—1.1%
MercadoLibre, Inc. (a)	7,656	$12,857,486

Belgium—2.2%
UCB S.A.	237,637	26,440,706

Canada—2.8%
Canadian Pacific Railway, Ltd. (b)	334,600	21,849,650
Kinaxis, Inc. (a)	86,700	12,508,730

		34,358,380

Denmark—4.6%
Ascendis Pharma A/S (ADR) (a)	137,568	21,926,964
DSV Panalpina A/S	74,308	17,740,760
Genmab A/S (a)	38,075	16,634,373

		56,302,097

France—8.3%
Air Liquide S.A.	188,052	30,089,652
BNP Paribas S.A.	591,051	37,860,018
Capgemini SE	157,945	32,847,846

		100,797,516

Germany—18.5%
Allianz SE	117,258	26,446,805
Auto1 Group SE (144A) (a)	70,805	2,588,646
Bayerische Motoren Werke AG	145,784	13,992,918
Brenntag SE	270,784	25,259,390
Deutsche Boerse AG	247,188	40,238,847
Deutsche Post AG	599,426	37,779,725
Deutsche Telekom AG	1,887,285	38,051,744
MTU Aero Engines AG	66,560	15,050,019
Siemens AG	156,765	25,768,546

		225,176,640

Hong Kong—0.4%
AIA Group, Ltd.	402,172	4,630,665

India—1.4%
Reliance Industries, Ltd.	490,811	16,543,595

Ireland—1.2%
CRH plc	181,912	8,485,466
ICON plc (a)	22,858	5,989,253

		14,474,719

Israel—3.9%
Nice, Ltd. (ADR) (a) (b)	166,259	47,224,206

Italy—1.5%
Intesa Sanpaolo S.p.A.	6,316,113	17,918,903

Japan—3.7%
Hoya Corp.	125,175	19,577,109
Sony Group Corp.	223,600	24,900,416

		44,477,525

Security Description	Shares	Value

Netherlands—8.5%
Argenx SE (a)	866	$261,356
Argenx SE (ADR) (a)	62,603	18,906,106
ING Groep NV	1,895,855	27,516,772
Koninklijke DSM NV (b)	219,486	43,870,604
Koninklijke Philips NV	295,367	13,091,519

		103,646,357

Portugal—0.3%
EDP - Energias de Portugal S.A.	651,893	3,419,631

Russia—2.5%
MMC Norilsk Nickel PJSC (ADR)	638,577	18,903,365
Sberbank of Russia PJSC (ADR)	620,758	11,639,212

		30,542,577

Spain—1.1%
Ferrovial S.A.	442,340	12,828,902

Switzerland—8.3%
Adecco Group AG	148,742	7,449,134
Alcon, Inc.	35,822	2,901,927
Barry Callebaut AG	5,009	11,332,511
Idorsia, Ltd. (144A) (a) (b)	183,188	4,429,529
Lonza Group AG	18,431	13,808,337
Medacta Group S.A. (a)	63,563	9,897,964
Nestle S.A.	188,488	22,678,670
Roche Holding AG	77,211	28,174,580

		100,672,652

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	619,000	12,764,427

United Kingdom—10.4%
AVEVA Group plc	353,987	17,096,168
Barclays plc	12,502,793	31,886,949
Diageo plc	159,606	7,690,304
HSBC Holdings plc	879,600	4,540,666
International Consolidated Airlines Group S.A. (a)	7,481,114	17,923,204
Linde plc (a)	158,889	47,242,526

		126,379,817

United States—8.9%
Accenture plc - Class A	36,976	11,829,362
Alphabet, Inc. - Class A (a)	10,255	27,416,948
Alphabet, Inc. - Class C (a)	4,651	12,396,357
Amazon.com, Inc. (a)	9,955	32,702,573
Aon plc - Class A	85,069	24,310,168

		108,655,408

Total Common Stocks (Cost $892,959,686)		1,100,112,209

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Preferred Stocks—3.2%

Security Description	Shares/ Principal Amount*	Value

Brazil—0.5%
Azul S.A. (a)	833,300	$5,571,400

Germany—2.7%
Porsche Automobil Holding SE	96,610	9,627,584
Volkswagen AG	103,497	23,184,844

		32,812,428

Total Preferred Stocks (Cost $34,302,887)		38,383,828

Equity Linked Security—2.6%

United Kingdom—2.6%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/29/21 (a) (c) (Cost $26,622,963)	1,683,445	31,843,800

Short-Term Investment—3.4%

Repurchase Agreement—3.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $41,673,325; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $42,506,815.	41,673,325	41,673,325

Total Short-Term Investments (Cost $41,673,325)		41,673,325

Securities Lending Reinvestments (d)—0.4%

Repurchase Agreements—0.3%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $700,004; collateralized by various Common Stock with an aggregate market value of $777,864.	700,000	700,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $645,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $657,909.	645,009	645,009
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $750,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $765,000.	750,000	750,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $300,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $306,000.	300,000	300,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $97,627; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $99,580.	97,627	97,627
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $100,000; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $102,000.	100,000	100,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $700,003; collateralized by various Common Stock with an aggregate market value of $777,793.	700,000	700,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $203,260; collateralized by various Common Stock with an aggregate market value of $225,840.	203,252	203,252

		3,495,888

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	43,493	43,493

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	350,000	350,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	100,000	100,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	100,000	100,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (e)	100,000	100,000

		650,000

Total Securities Lending Reinvestments (Cost $4,189,381)		4,189,381

Total Investments—100.2% (Cost $999,748,242)		1,216,202,543
Other assets and liabilities (net)—(0.2)%		(2,460,739)

Net Assets—100.0%		$1,213,741,804

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $19,671,865 and the collateral received consisted of cash in the amount of $4,189,381 and non-cash collateral with a value of $16,472,636. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $7,018,175, which is 0.6% of net assets.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Banks	10.8
Chemicals	10.0
Software	6.3
Biotechnology	5.1
Air Freight & Logistics	4.6
Insurance	4.6
Airlines	4.6
Pharmaceuticals	4.5
Automobiles	3.9
Internet & Direct Marketing Retail	3.8

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$12,857,486	$—	$—	$12,857,486
Belgium	—	26,440,706	—	26,440,706
Canada	34,358,380	—	—	34,358,380
Denmark	21,926,964	34,375,133	—	56,302,097
France	—	100,797,516	—	100,797,516
Germany	—	225,176,640	—	225,176,640
Hong Kong	—	4,630,665	—	4,630,665
India	—	16,543,595	—	16,543,595
Ireland	5,989,253	8,485,466	—	14,474,719
Israel	47,224,206	—	—	47,224,206
Italy	—	17,918,903	—	17,918,903
Japan	—	44,477,525	—	44,477,525

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Netherlands	$18,906,106	$84,740,251	$—	$103,646,357
Portugal	—	3,419,631	—	3,419,631
Russia	11,639,212	18,903,365	—	30,542,577
Spain	—	12,828,902	—	12,828,902
Switzerland	—	100,672,652	—	100,672,652
Taiwan	—	12,764,427	—	12,764,427
United Kingdom	—	126,379,817	—	126,379,817
United States	108,655,408	—	—	108,655,408
Total Common Stocks	261,557,015	838,555,194	—	1,100,112,209
Preferred Stocks
Brazil	5,571,400	—	—	5,571,400
Germany	—	32,812,428	—	32,812,428
Total Preferred Stocks	5,571,400	32,812,428	—	38,383,828
Total Equity Linked Security*	—	31,843,800	—	31,843,800
Total Short-Term Investment*	—	41,673,325	—	41,673,325
Securities Lending Reinvestments
Repurchase Agreements	—	3,495,888	—	3,495,888
Time Deposit	—	43,493	—	43,493
Mutual Funds	650,000	—	—	650,000
Total Securities Lending Reinvestments	650,000	3,539,381	—	4,189,381
Total Investments	$267,778,415	$948,424,128	$—	$1,216,202,543

Collateral for Securities Loaned (Liability)	$—	$(4,189,381)	$—	$(4,189,381)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a)—93.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.3%
Outfront Media Capital LLC Term Loan B, 1.836%, 1M LIBOR + 1.750%, 11/18/26	925,000	$914,160
Terrier Media Buyer, Inc. Term Loan, 3.584%, 1M LIBOR + 3.500%, 12/17/26	1,572,120	1,570,700

		2,484,860

Aerospace/Defense—1.7%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 4.500%, 6M LIBOR + 3.500%, 01/17/27	615,529	617,516
Dynasty Acquisition Co., Inc. Term Loan B1, 3.632%, 3M LIBOR + 3.500%, 04/06/26	2,245,400	2,200,647
Term Loan B2, 3.632%, 3M LIBOR + 3.500%, 04/06/26	1,207,299	1,183,237
Spirit Aerosystems, Inc. Term Loan B, 6.000%, 1M LIBOR + 5.250%, 01/15/25	397,000	399,977
TransDigm, Inc. Term Loan G, 2.334%, 1M LIBOR + 2.250%, 08/22/24	1,642,264	1,626,157
Term Loan F, 2.334%, 1M LIBOR + 2.250%, 12/09/25	4,841,605	4,786,382
WP CPP Holdings LLC Term Loan, 4.750%, 3M LIBOR + 3.750%, 04/30/25	2,604,091	2,535,734

		13,349,650

Airlines—0.5%
AAdvantage Loyalty, IP Ltd. Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/20/28	1,000,000	1,034,786
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	725,000	770,615
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	1,900,000	2,022,668

		3,828,069

Auto Manufacturers—0.1%
American Trailer World Corp. Term Loan B, 4.500%, 1M LIBOR + 3.750%, 03/03/28	1,122,188	1,118,213

Auto Parts & Equipment—2.7%
Adient U.S. LLC Term Loan B, 3.584%, 1M LIBOR + 3.500%, 04/08/28	897,750	899,113
American Axle & Manufacturing, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/06/24	1,568,426	1,569,080
Autokiniton US Holdings, Inc. Term Loan B, 5.000%, 3M LIBOR + 4.500%, 04/06/28	1,747,063	1,750,557
Clarios Global L.P. USD Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/30/26	3,528,743	3,516,611
CS Intermediate Holdco 2 LLC Term Loan B, 2.750%, 1M LIBOR + 2.000%, 11/02/23	1,247,965	1,197,852
Dayco Products LLC Term Loan B, 4.371%, 3M LIBOR + 4.250%, 05/19/23	957,500	933,861
Delachaux S.A. Term Loan B, 4.629%, 3M LIBOR + 4.500%, 04/16/26	392,000	392,490
DexKo Global, Inc.
Term Loan, 09/22/28 (b)	144,000	144,060
Term Loan B, 09/23/28 (b)	756,000	756,315
Term Loan, 4.250%, 1W LIBOR + 3.250%, 07/24/24	1,728,046	1,728,665

Auto Parts & Equipment—(Continued)
Garrett LX I S.a r.l. USD Term Loan B, 3.750%, 3M LIBOR + 3.250%, 04/30/28	675,000	675,844
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 2.090%, 1M LIBOR + 2.000%, 03/07/25	2,433,333	2,410,521
Tenneco, Inc. Term Loan B, 3.084%, 1M LIBOR + 3.000%, 10/01/25	3,233,563	3,211,910
TI Group Automotive Systems, LLC USD Term Loan, 3.750%, 3M LIBOR + 3.250%, 12/16/26	646,750	648,771
Truck Hero, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.250%, 01/31/28	1,094,500	1,093,473
Wheel Pros, LLC Term Loan, 5.250%, 1M LIBOR + 4.500%, 05/11/28	950,000	950,972

		21,880,095

Beverages—0.4%
Arterra Wines Canada, Inc. Term Loan, 4.250%, 3M LIBOR + 3.500%, 11/24/27	918,063	919,305
City Brewing Co. LLC Closing Date Term Loan, 4.250%, 3M LIBOR + 3.500%, 04/05/28	800,000	793,500
Triton Water Holdings, Inc. Term Loan, 4.000%, 3M LIBOR + 3.500%, 03/31/28	1,296,750	1,296,548

		3,009,353

Building Materials—2.1%
ACProducts, Inc. Term Loan B, 4.750%, 3M LIBOR + 4.250%, 05/17/28	1,870,313	1,870,647
Cornerstone Building Brands, Inc. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 04/12/28	796,000	795,917
CP Atlas Buyer, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.750%, 11/23/27	1,394,625	1,392,990
CPG International, Inc. Term Loan, 3.250%, 3M LIBOR + 2.500%, 05/05/24	1,091,837	1,093,592
Ingersoll-Rand Services Co. Term Loan B, 1.834%, 1M LIBOR + 1.750%, 03/01/27	1,206,625	1,192,579
MI Windows and Doors LLC Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/18/27	421,813	423,263
Quikrete Holdings, Inc. Term Loan B1, 02/21/28 (b)	2,300,000	2,295,368
1st Lien Term Loan, 2.584%, 1M LIBOR + 2.500%, 02/01/27	4,235,600	4,205,870
Standard Industries, Inc. Term Loan B, 09/22/28 (b)	1,925,000	1,928,477
Summit Materials Cos. I LLC Term Loan B, 2.084%, 1M LIBOR + 2.000%, 11/21/24	1,540,000	1,538,900

		16,737,603

Chemicals—3.6%
Aruba Investments, Inc. USD Term Loan, 4.750%, 3M LIBOR + 4.000%, 11/24/27	671,625	674,563
Atotech B.V. USD Term Loan B, 3.000%, 3M LIBOR + 2.500%, 03/18/28	947,625	947,388
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B2, 1.882%, 3M LIBOR + 1.750%, 06/01/24	2,796,869	2,792,279

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
CPC Acquisition Corp. Term Loan, 4.500%, 3M LIBOR + 3.750%, 12/29/27	696,500	$695,194
Ferro Corp.
Term Loan B1, 2.382%, 3M LIBOR + 2.250%, 02/14/24	172,067	171,892
Term Loan B2, 2.382%, 3M LIBOR + 2.250%, 02/14/24	137,245	137,106
Term Loan B3, 2.382%, 3M LIBOR + 2.250%, 02/14/24	134,325	134,189
Flint Group GmbH Term Loan C, 5.250%, 3M LIBOR + 4.250%, 09/21/23	133,095	133,483
Flint Group U.S. LLC 1st Lien Term Loan B2, 5.250%, 3M LIBOR + 4.250%, 09/21/23	805,118	807,464
HB Fuller Co. Term Loan B, 2.087%, 1M LIBOR + 2.000%, 10/20/24	599,470	600,730
Hexion, Inc. Exit Term Loan, 3.650%, 3M LIBOR + 3.500%, 07/01/26	1,637,313	1,639,359
Illuminate Buyer LLC Term Loan, 3.584%, 1M LIBOR + 3.500%, 06/30/27	708,670	708,670
INEOS Enterprises Holdings U.S. Finco LLC Term Loan B, 4.500%, 3M LIBOR + 3.500%, 08/28/26	181,210	181,946
INEOS Styrolution U.S. Holding LLC USD Term Loan B, 3.250%, 1M LIBOR + 2.750%, 01/29/26	2,294,250	2,297,978
INEOS U.S. Finance LLC Term Loan B, 2.084%, 2M LIBOR + 2.000%, 04/01/24	3,007,689	2,992,885
LSF11 Skyscraper Holdco S.a r.l. USD Term Loan B, 4.250%, 3M LIBOR + 3.500%, 09/29/27	1,965,137	1,968,822
Messer Industries GmbH Term Loan, 2.632%, 3M LIBOR + 2.500%, 03/01/26	1,627,035	1,620,933
Minerals Technologies, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/14/24	746,474	748,807
Orion Engineered Carbons GmbH USD Term Loan, 09/24/28 (b)	425,000	427,678
PQ Corp. Term Loan B, 3.250%, 3M LIBOR + 2.750%, 06/09/28	2,304,225	2,309,085
Starfruit Finco B.V. Term Loan B, 2.832%, 1M LIBOR + 2.750%, 10/01/25	2,488,006	2,474,456
Trinseo Materials Operating S.C.A. Term Loan B2, 2.584%, 1M LIBOR + 2.500%, 05/03/28	897,750	895,954
Tronox Finance LLC Term Loan B, 2.366%, 3M LIBOR + 2.250%, 03/13/28	1,656,000	1,651,688
Venator Materials Corp. Term Loan B, 3.084%, 1M LIBOR + 3.000%, 08/08/24	816,000	806,820
W.R. Grace & Co. Term Loan B, 09/22/28 (b)	1,250,000	1,255,860

		29,075,229

Coal—0.1%
American Consolidated Natural Resources, Inc. Exit Term Loan, 14.000%, 3M LIBOR + 13.000%, 09/16/25	399,767	408,886
Oxbow Carbon LLC Term Loan B, 5.000%, 1M LIBOR + 4.250%, 10/13/25	308,750	310,294

		719,180

Commercial Services—6.9%
AEA International Holdings (Lux) S.a.r.l. Term Loan B, 4.250%, 3M LIBOR + 3.750%, 08/05/28	1,150,000	1,151,438

Commercial Services—(Continued)
AlixPartners LLP USD Term Loan B, 3.250%, 1M LIBOR + 2.750%, 02/04/28	1,417,875	1,415,304
Allied Universal Holdco LLC USD Incremental Term Loan B, 4.250%, 3M LIBOR + 3.750%, 05/12/28	2,839,063	2,844,562
Amentum Government Services Holdings LLC Term Loan B, 3.584%, 1M LIBOR + 3.500%, 01/29/27	864,063	864,782
American Residential Services LLC Term Loan B, 4.250%, 3M LIBOR + 3.500%, 10/15/27	545,875	546,216
APi Group DE, Inc. Term Loan B, 2.584%, 1M LIBOR + 2.500%, 10/01/26	1,235,000	1,230,112
Belron Finance U.S. LLC USD Term Loan B, 3.250%, 3M LIBOR + 2.750%, 04/13/28	870,625	868,811
CCRR Parent, Inc Term Loan B, 4.500%, 3M LIBOR + 3.750%, 03/06/28	447,750	449,849
CHG Healthcare Services, Inc. Term Loan, 09/29/28 (b)	1,200,000	1,200,000
CoreLogic, Inc. Term Loan, 4.000%, 1M LIBOR + 3.500%, 06/02/28	5,300,000	5,294,037
EAB Global, Inc. Term Loan, 4.000%, 3M LIBOR + 3.500%, 08/16/28	1,275,000	1,271,415
Electro Rent Corp. 1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 01/31/24	1,511,235	1,514,698
Employbridge LLC Term Loan B, 5.500%, 3M LIBOR + 4.750%, 07/14/28	1,625,000	1,615,351
Ensemble RCM, LLC Term Loan, 3.879%, 3M LIBOR + 3.750%, 08/03/26	2,252,139	2,259,177
Foundational Education Group, Inc. 1st Lien Term Loan, 4.750%, 6M LIBOR + 4.250%, 08/31/28	600,000	599,250
Garda World Security Corp. Term Loan B, 4.340%, 1M LIBOR + 4.250%, 10/30/26	2,303,894	2,309,449
Hertz Corp. (The)
Term Loan B, 4.000%, 1M LIBOR + 3.500%, 06/30/28	1,112,100	1,114,098
Term Loan C, 4.000%, 1M LIBOR + 3.500%, 06/30/28	210,113	210,491
IRI Holdings, Inc. 1st Lien Term Loan, 4.334%, 1M LIBOR + 4.250%, 12/01/25	4,449,608	4,451,993
KUEHG Corp. Incremental Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/21/25	1,393,215	1,382,040
Monitronics International, Inc. Term Loan, 7.750%, 1M LIBOR + 6.500%, 03/29/24	1,281,948	1,260,582
Nielsen Consumer, Inc. USD Term Loan B, 4.084%, 1M LIBOR + 4.000%, 03/06/28	671,625	674,312
Parexel International Corp. Term Loan B, 2.834%, 1M LIBOR + 2.750%, 09/27/24	1,633,491	1,632,795
Prime Security Services Borrower LLC Term Loan, 3.500%, 6M LIBOR + 2.750%, 09/23/26	2,295,856	2,295,856
PSC Industrial Holdings Corp. 1st Lien Term Loan, 4.750%, 1M LIBOR + 3.750%, 10/11/24	1,612,188	1,612,818
RDV Resources Properties, LLC Exit Term Loan, 9.500%, 1M LIBOR + 8.500%, 03/29/24	332,026	224,118

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Sabre GLBL, Inc.
Term Loan B, 2.084%, 1M LIBOR + 2.000%, 02/22/24	896,290	$886,991
Term Loan B1, 4.000%, 1M LIBOR + 3.500%, 12/17/27	307,626	305,751
Term Loan B2, 4.000%, 1M LIBOR + 3.500%, 12/17/27	490,366	487,378
Sotheby’s Term Loan B, 5.000%, 3M LIBOR + 4.500%, 01/15/27	378,386	380,121
Spin Holdco, Inc. Term Loan, 4.750%, 3M LIBOR + 4.000%, 03/01/28	4,029,750	4,045,490
Syniverse Holdings, Inc. 1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 03/09/23	916,750	917,862
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 02/06/24	1,862,250	1,821,014
Trans Union LLC Term Loan B5, 1.834%, 1M LIBOR + 1.750%, 11/16/26	2,017,520	2,006,928
TruGreen L.P. Term Loan, 4.750%, 1M LIBOR + 4.000%, 11/02/27	545,875	547,035
TTF Holdings, LLC Term Loan, 4.750%, 1M LIBOR + 4.000%, 03/24/28	420,750	421,276
Verscend Holding Corp. Term Loan B, 4.084%, 1M LIBOR + 4.000%, 08/27/25	2,059,208	2,064,870
Victory Capital Holdings, Inc. Term Loan B, 2.395%, 3M LIBOR + 2.250%, 07/01/26	778,968	777,410
Wex. Inc. Term Loan, 2.334%, 1M LIBOR + 2.250%, 03/31/28	447,750	446,258

		55,401,938

Computers—2.4%
Imprivata, Inc. Term Loan, 4.000%, 3M LIBOR + 3.500%, 12/01/27	1,069,625	1,071,096
Magenta Buyer LLC USD 1st Lien Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/27/28	4,550,000	4,556,825
USD 2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.250%, 05/03/29	1,075,000	1,073,656
NCR Corp. Term Loan, 2.630%, 3M LIBOR + 2.500%, 08/28/26	1,392,938	1,382,490
Panther Commercial Holdings L.P. Term Loan, 4.750%, 3M LIBOR + 4.250%, 01/07/28	598,500	601,493
Redstone Buyer LLC Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/27/28	2,400,000	2,368,999
SITEL Worldwide Corp. Term Loan, 4.250%, 3M LIBOR + 3.750%, 08/28/28	2,025,000	2,030,063
Tempo Acquisition LLC Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	1,556,096	1,561,737
Valkyr Purchaser LLC Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/29/27	671,625	672,884
Verifone Systems, Inc. 1st Lien Term Loan, 4.129%, 3M LIBOR + 4.000%, 08/20/25	2,776,990	2,728,046
Vision Solutions, Inc. 1st Lien Term Loan, 5.000%, 3M LIBOR + 4.250%, 04/24/28	900,000	899,719
Western Digital Corp. Term Loan B4, 1.838%, 1M LIBOR + 1.750%, 04/29/23	844,335	845,390

		19,792,398

Cosmetics/Personal Care—0.6%
Conair Holdings LLC Term Loan B, 4.250%, 3M LIBOR + 3.750%, 05/17/28	1,600,000	1,603,166
Journey Personal Care Corp. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 03/01/28	1,072,313	1,075,887
Sunshine Luxembourg ViII S.a.r.l Term Loan B3, 4.500%, 3M LIBOR + 3.750%, 10/01/26	1,940,250	1,947,683

		4,626,736

Distribution/Wholesale—1.0%
American Builders & Contractors Supply Co., Inc. Term Loan, 2.084%, 1M LIBOR + 2.000%, 01/15/27	5,708,500	5,679,135
Core & Main L.P. Term Loan B, 2.586%, 1M LIBOR + 2.500%, 07/27/28	1,450,000	1,446,677
KAR Auction Services, Inc. Term Loan B6, 2.375%, 1M LIBOR + 2.250%, 09/19/26	539,000	530,915
Protective Industrial Products, Inc. Term Loan, 4.750%, 1M LIBOR + 4.000%, 01/20/28	498,750	498,750

		8,155,477

Diversified Financial Services—4.6%
Advisor Group, Inc. Term Loan, 4.584%, 1M LIBOR + 4.500%, 07/31/26	1,474,981	1,479,088
Aretec Group, Inc. Term Loan, 4.334%, 1M LIBOR + 4.250%, 10/01/25	3,635,145	3,630,602
Astra Acquisition Corp. Term Loan B1, 5.500%, 1M LIBOR + 4.750%, 03/01/27	765,342	769,168
Avolon TLB Borrower 1 (U.S.) LLC
Term Loan B3, 2.500%, 1M LIBOR + 1.750%, 01/15/25	2,062,580	2,055,951
Term Loan B5, 2.750%, 1M LIBOR + 2.250%, 12/01/27	1,687,250	1,689,886
Citco Funding LLC Term Loan, 2.658%, 3M LIBOR + 2.500%, 09/28/23	2,933,000	2,933,000
Clipper Acquisitions Corp. Term Loan B, 1.833%, 1M LIBOR + 1.750%, 03/03/28	1,085,794	1,075,840
Deerfield Dakota Holding LLC Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	1,876,250	1,884,123
Delos Finance S.a.r.l. Term Loan B, 1.882%, 3M LIBOR + 1.750%, 10/06/23	1,872,500	1,873,378
Ditech Holding Corp. Term Loan, 06/30/22 (c)	1,824,660	364,932
Edelman Financial Center LLC Term Loan B, 4.250%, 1M LIBOR + 3.500%, 04/07/28	1,745,625	1,744,379
Fiserv Investment Solutions, Inc. Term Loan B, 4.155%, 3M LIBOR + 4.000%, 02/18/27	493,750	495,061
Focus Financial Partners LLC Term Loan, 2.084%, 1M LIBOR + 2.000%, 07/03/24	3,465,992	3,446,256
Delayed Draw Term Loan, 2.500%, 06/24/28 (d)	192,188	191,443
Term Loan, 3.000%, 1M LIBOR + 2.500%, 07/01/28	830,730	827,511
Franklin Square Holdings L.P. Term Loan B, 2.375%, 1M LIBOR + 2.250%, 08/01/25	484,999	483,180
Greenhill & Co., Inc. Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/12/24	797,792	796,794
GreenSky Holdings LLC Term Loan B, 3.375%, 1M LIBOR + 3.250%, 03/31/25	1,278,625	1,275,428
Term Loan B2, 5.500%, 1M LIBOR + 4.500%, 03/29/25	444,375	445,486
Guggenheim Partners LLC Term Loan, 3.500%, 1M LIBOR + 2.750%, 07/21/23	5,073,157	5,087,423
Hudson River Trading LLC Term Loan, 3.084%, 1M LIBOR + 3.000%, 03/20/28	2,014,875	2,006,691

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
LPL Holdings, Inc. Term Loan B1, 1.834%, 1M LIBOR + 1.750%, 11/12/26	1,277,250	$1,272,118
Mariner Wealth Advisors LLC Delayed Draw Term Loan, 08/18/28 (d)	68,750	68,578
Term Loan B, 3.750%, 3M LIBOR + 3.250%, 08/18/28	481,250	480,047
NFP Corp. Term Loan, 3.334%, 1M LIBOR + 3.250%, 02/15/27	716,735	710,612

		37,086,975

Electric—0.8%
Calpine Construction Finance Co. L.P. Term Loan B, 2.084%, 1M LIBOR + 2.000%, 01/15/25	1,214,502	1,202,575
Calpine Corp. Term Loan B9, 2.090%, 1M LIBOR + 2.000%, 04/05/26	782,000	774,099
Term Loan B5, 2.590%, 1M LIBOR + 2.500%, 12/16/27	2,625,508	2,622,108
Longview Power LLC Exit Term Loan, 21.500%, 3M LIBOR + 10.000%, 07/30/25	154,402	157,104
Pike Corp. Incremental Term Loan B, 3.090%, 1M LIBOR + 3.000%, 01/21/28	431,507	432,046
Vistra Operations Company LLC 1st Lien Term Loan B3, 1.834%, 1M LIBOR + 1.750%, 12/31/25	1,179,444	1,172,072

		6,360,004

Electrical Components & Equipment—0.1%
Energizer Holdings, Inc. Term Loan, 2.750%, 1M LIBOR + 2.250%, 12/22/27	988,642	990,032

Electronics—0.2%
Celestica, Inc. Term Loan B, 2.586%, 1M LIBOR + 2.500%, 06/27/25	174,000	174,000
Mirion Technologies, Inc. Term Loan B, 4.098%, 3M LIBOR + 4.000%, 03/06/26	1,084,019	1,087,407
TTM Technologies, Inc. Term Loan, 2.586%, 1M LIBOR + 2.500%, 09/28/24	139,110	139,486

		1,400,893

Engineering & Construction—0.8%
Aegion Corp. Term Loan, 5.500%, 3M LIBOR + 4.750%, 05/17/28	475,000	480,196
Artera Services, LLC Incremental Term Loan, 4.500%, 1M LIBOR, 03/06/25	1,097,250	1,094,049
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	1,213,414	1,205,388
Brown Group Holding LLC Term Loan B, 3.250%, 3M LIBOR + 2.750%, 06/07/28	1,097,899	1,098,432
Centuri Group, Inc. Term Loan B, 3.000%, 3M LIBOR + 2.500%, 08/27/28	925,000	925,386
Osmose Utilities Services, Inc. Term Loan, 3.750%, 1M LIBOR + 3.250%, 06/23/28	725,000	723,187
Rockwood Service Corp. Term Loan, 4.084%, 1M LIBOR + 4.000%, 01/23/27	408,000	409,614
USIC Holdings, Inc. Term Loan, 4.250%, 1M LIBOR + 3.500%, 05/12/28	169,857	169,910

		6,106,162

Entertainment—2.2%
Alchemy Copyrights LLC Term Loan B, 3.500%, 1M LIBOR + 3.000%, 03/10/28	470,259	471,434
AMC Entertainment Holdings, Inc. Term Loan B, 3.083%, 04/22/26	1,584,375	1,475,025
Aristocrat Technologies, Inc. 1st Lien Term Loan, 1.884%, 3M LIBOR + 1.750%, 10/19/24	938,307	933,469
Crown Finance U.S., Inc. Term Loan, 3.500%, 6M LIBOR + 2.500%, 02/28/25	1,568,014	1,296,226
Incremental Term Loan, 3.750%, 3M LIBOR + 2.750%, 09/30/26	1,280,468	1,045,181
Term Loan B1, 8.250%, 3M LIBOR + 7.000%, 05/23/24	406,457	504,346
Incremental Term Loan B1, 9.250%, 3M LIBOR + 8.250%, 05/23/24	325,392	350,609
Delta 2 (LUX) S.a.r.l. Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	2,593,230	2,590,798
Great Canadian Gaming Corp. Term Loan, 4.750%, 11/01/26	575,000	577,037
Live Nation Entertainment, Inc. Term Loan B4, 1.875%, 1M LIBOR + 1.750%, 10/17/26	1,422,930	1,393,137
SeaWorld Parks & Entertainment, Inc. Term Loan B, 3.500%, 1M LIBOR + 3.000%, 08/25/28	1,000,000	998,500
SMG U.S. Midco 2, Inc. Term Loan, 2.616%, 3M LIBOR + 2.500%, 01/23/25	217,194	213,936
Stars Group Holdings B.V. (The) Incremental Term Loan, 2.382%, 3M LIBOR + 2.250%, 07/21/26	2,425,000	2,419,949
Twin River Worldwide Holdings, Inc. Term Loan B, 08/06/28 (b)	1,275,000	1,276,295
UFC Holdings LLC Term Loan B, 3.500%, 6M LIBOR + 2.750%, 04/29/26	2,100,102	2,098,227

		17,644,169

Environmental Control—1.3%
Clean Harbors, Inc. Term Loan B, 09/21/28 (b)	525,000	526,149
EnergySolutions LLC Term Loan B, 4.750%, 3M LIBOR + 3.750%, 05/09/25	1,034,358	1,034,358
EWT Holdings III Corp. Term Loan, 2.625%, 1M LIBOR + 2.500%, 04/01/28	972,563	968,915
Filtration Group Corp. 1st Lien Term Loan, 3.084%, 1M LIBOR + 3.000%, 03/29/25	1,414,891	1,408,701
Incremental Term Loan, 4.500%, 1M LIBOR + 3.750%, 03/29/25	321,750	322,784
GFL Environmental, Inc. Term Loan, 3.500%, 3M LIBOR + 3.000%, 05/30/25	1,342,892	1,347,298
Harsco Corp. Term Loan, 2.750%, 1M LIBOR + 2.250%, 03/05/28	399,000	398,501
Madison IAQ LLC Term Loan, 3.750%, 6M LIBOR + 3.250%, 06/21/28	1,845,375	1,844,943
Northstar Group Services, Inc. Term Loan B, 6.500%, 1M LIBOR + 5.500%, 11/12/26	1,402,969	1,409,984
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 02/28/25	1,065,146	1,033,857
U.S. Ecology Holdings, Inc. Term Loan B, 2.584%, 1M LIBOR + 2.500%, 11/01/26	221,063	221,017

		10,516,507

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Food—1.8%
CHG PPC Parent LLC Term Loan B, 2.834%, 1M LIBOR + 2.750%, 03/31/25	435,375	$433,742
Froneri International, Ltd. Term Loan, 2.334%, 1M LIBOR + 2.250%, 01/29/27	1,851,563	1,832,034
H Food Holdings LLC Term Loan B, 3.772%, 1M LIBOR + 3.687%, 05/23/25	653,063	652,013
Incremental Term Loan, 4.084%, 1M LIBOR + 4.000%, 05/23/25	389,000	389,851
JBS USA Lux S.A. Term Loan B, 2.084%, 1M LIBOR + 2.000%, 05/01/26	5,786,674	5,769,794
Monogram Food Solutions LLC Term Loan B, 4.500%, 1M LIBOR + 4.000%, 08/28/28	600,000	601,500
Nomad Foods Europe Midco, Ltd. Term Loan B4, 2.375%, 3M LIBOR + 2.250%, 05/15/24	1,697,333	1,692,180
Shearer’s Foods, Inc. Term Loan, 4.250%, 3M LIBOR + 3.500%, 09/23/27	371,257	371,309
Simply Good Foods USA, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 07/07/24	243,745	244,833
Sovos Brands Intermediate, Inc. Term Loan, 4.500%, 3M LIBOR + 4.250%, 06/08/28	583,095	584,553
U.S. Foods, Inc. Term Loan B, 1.834%, 1M LIBOR + 1.750%, 06/27/23	639,828	636,673
Term Loan B, 2.084%, 1M LIBOR + 2.000%, 09/13/26	1,445,500	1,429,238
UTZ Quality Foods LLC Term Loan B, 3.084%, 1M LIBOR + 3.000%, 01/20/28	148,875	148,898

		14,786,618

Food Service—0.2%
Aramark Services, Inc. Term Loan B3, 1.834%, 1M LIBOR + 1.750%, 03/11/25	816,080	800,098
Term Loan B4, 1.834%, 1M LIBOR + 1.750%, 01/15/27	932,500	912,588

		1,712,686

Forest Products & Paper—0.2%
Asplundh Tree Expert LLC
Term Loan B, 1.834%, 1M LIBOR + 1.750%, 09/07/27	1,089,000	1,085,823
Clearwater Paper Corp.
Term Loan B, 3.125%, 1M LIBOR + 3.000%, 07/26/26	89,250	89,250
Neenah, Inc.
Term Loan B, 3.500%, 3M LIBOR + 3.000%, 04/06/28	399,000	400,995

		1,576,068

Gas—0.1%
UGI Energy Services, LLC
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 08/13/26	904,188	907,860

Hand/Machine Tools—0.4%
Alliance Laundry Systems LLC
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 10/08/27	1,030,875	1,033,131
Apex Tool Group, LLC
Term Loan B, 6.500%, 1M LIBOR + 5.250%, 08/01/24	2,134,645	2,140,382

		3,173,513

Healthcare-Products—0.9%
Avantor Funding, Inc.
Term Loan B4, 2.500%, 1M LIBOR + 2.000%, 11/21/24	396,886	397,216
Term Loan B5, 2.750%, 1M LIBOR + 2.250%, 11/08/27	1,368,125	1,372,058

Healthcare-Products—(Continued)
CPI International, Inc. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 07/26/24	568,850	570,005
CryoLife, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.500%, 06/01/27	457,188	458,331
Curia Global, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.750%, 08/30/26	1,367,551	1,370,628
Hanger, Inc. 1st Lien Term Loan, 3.584%, 1M LIBOR + 3.500%, 03/06/25	989,125	989,279
Ortho-Clinical Diagnostics S.A.
Term Loan B, 3.083%, 1M LIBOR + 3.000%, 06/30/25	1,806,775	1,807,113
Sotera Health Holdings LLC
Term Loan, 3.250%, 1M LIBOR + 2.750%, 12/11/26	575,000	572,844

		7,537,474

Healthcare-Services—5.2%
Accelerated Health Systems LLC
Term Loan B, 3.586%, 1M LIBOR + 3.500%, 10/31/25	486,250	484,730
ADMI Corp.
Term Loan B, 2.834%, 1M LIBOR + 2.750%, 04/30/25	1,548,221	1,531,449
Incremental Term Loan B3, 4.000%, 1M LIBOR + 3.500%, 12/23/27	450,000	449,919
BW NHHC Holdco, Inc. 1st Lien Term Loan, 5.125%, 3M LIBOR + 5.000%, 05/15/25	894,937	792,952
Cambrex Corp.
Term Loan, 4.250%, 1M LIBOR + 3.500%, 12/04/26	272,938	273,620
Cano Health LLC
Term Loan, 5.250%, 3M LIBOR + 4.500%, 11/19/27	851,014	852,876
Catalent Pharma Solutions, Inc.
Term Loan B3, 2.500%, 1M LIBOR + 2.000%, 02/22/28	833,126	835,135
DuPage Medical Group, Ltd.
Term Loan, 3.750%, 3M LIBOR + 3.000%, 03/12/28	472,625	470,754
Envision Healthcare Corp. 1st Lien Term Loan, 3.834%, 1M LIBOR + 3.750%, 10/10/25	4,133,125	3,688,814
eResearchTechnology, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 4.500%, 02/04/27	298,489	300,354
Gentiva Health Services, Inc. Term Loan, 2.875%, 1M LIBOR + 2.750%, 07/02/25	1,673,620	1,675,014
GHX Ultimate Parent Corp. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 06/28/24	1,055,165	1,056,484
Icon Luxembourg Sarl Term Loan, 3.000%, 3M LIBOR + 2.500%, 07/03/28	319,417	320,881
IQVIA, Inc.
Term Loan B1, 1.834%, 1M LIBOR + 1.750%, 03/07/24	1,273,339	1,271,747
Term Loan B2, 1.834%, 1M LIBOR + 1.750%, 01/17/25	1,325,889	1,324,231
Loire Finco Luxembourg S.a.r.l. Term Loan, 3.334%, 1M LIBOR + 3.250%, 04/21/27	296,269	290,528
Lonza Group AG Term Loan B, 4.750%, 3M LIBOR + 4.000%, 07/03/28	1,296,750	1,301,411
MDVIP, Inc. Term Loan, 09/29/28 (b)	325,000	325,508
Medical Solutions LLC Term Loan, 5.500%, 1M LIBOR + 4.500%, 06/14/24	858,728	860,517

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
National Mentor Holdings, Inc.
Delayed Draw Term Loan, 3.750%, 03/02/28 (d)	88,096	$88,219
Term Loan, 4.500%, 1M LIBOR + 3.750%, 03/02/28	1,893,172	1,895,802
Term Loan C, 4.500%, 3M LIBOR + 3.750%, 03/02/28	59,767	59,850
Pacific Dental Services,LLC
Term Loan, 4.250%, 1M LIBOR + 3.500%, 05/05/28	523,688	525,897
Phoenix Guarantor, Inc.
Term Loan B, 3.336%, 1M LIBOR + 3.250%, 03/05/26	1,613,019	1,605,457
Term Loan B, 3.585%, 1M LIBOR + 3.500%, 03/05/26	1,341,882	1,338,778
PPD, Inc.
Initial Term Loan, 2.500%, 1M LIBOR + 2.000%, 01/13/28	5,373,000	5,370,647
Radiology Partners, Inc. 1st Lien Term Loan B, 4.334%, 1M LIBOR + 4.250%, 07/09/25	2,128,497	2,129,532
RadNet, Inc.
Term Loan, 5.250%, 3M LIBOR + 3.000%, 04/21/28	1,072,313	1,071,810
Select Medical Corp.
Term Loan B, 2.340%, 1M LIBOR + 2.250%, 03/06/25	2,457,947	2,447,193
Sound Inpatient Physicians 1st Lien Term Loan, 2.834%, 1M LIBOR + 2.750%, 06/27/25	411,188	409,829
Surgery Center Holdings, Inc.
Term Loan, 4.500%, 1M LIBOR + 3.750%, 08/31/26	1,385,662	1,389,607
U.S. Anesthesia Partners, Inc.
Term Loan, 10/01/28 (b)	2,250,000	2,255,938
Term Loan, 4.000%, 3M LIBOR + 3.000%, 06/23/24	2,118,247	2,118,247
U.S. Radiology Specialists, Inc.
Term Loan, 6.250%, 3M LIBOR + 5.500%, 12/10/27	744,375	748,695

		41,562,425

Holding Companies-Diversified—0.1%
Belfor Holdings Inc. Term Loan B, 4.084%, 1M LIBOR + 4.000%, 04/06/26	539,366	541,389

Home Builders—0.1%
Thor Industries, Inc. USD Term Loan, 3.125%, 1M LIBOR + 3.000%, 02/01/26	927,840	930,449

Home Furnishings—0.3%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 07/31/28 (b)	666,667	669,333
1st Lien Term Loan, 07/31/28 (b)	83,333	83,667
Mattress Firm, Inc. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 09/25/28	1,375,000	1,374,571

		2,127,571

Household Products/Wares—0.1%
Kronos Acquisition Holdings, Inc. Term Loan B, 3.834%, 1M LIBOR + 3.750%, 12/22/26	1,166,188	1,141,114

Housewares—0.1%
CFS Brands, LLC 1st Lien Term Loan, 4.000%, 6M LIBOR + 3.000%, 03/20/25	241,224	235,193
Libbey Glass, Inc. Exit Term Loan, 11.000%, 3M LIBOR + 10.000%, 11/13/25	292,524	304,226

		539,419

Insurance—3.4%
Alliant Holdings Intermediate, LLC 3.334%, 1M LIBOR + 3.250%, 05/09/25	2,653,972	2,637,794
Term Loan B3, 4.250%, 1M LIBOR + 3.750%, 11/05/27	271,941	272,564
AmWINS Group, Inc.
Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/19/28	3,920,375	3,899,550
AssuredPartners, Inc.
Term Loan B, 3.584%, 1M LIBOR + 3.500%, 02/12/27	171,938	171,066
Asurion LLC
Term Loan B6, 3.209%, 1M LIBOR + 3.125%, 11/03/23	1,531,163	1,524,874
Term Loan B8, 3.334%, 1M LIBOR + 3.250%, 12/23/26	5,359,500	5,286,364
2nd Lien Term Loan B3, 5.334%, 1M LIBOR + 5.250%, 01/31/28	1,160,000	1,158,066
HUB International, Ltd.
Term Loan B, 2.875%, 3M LIBOR + 2.750%, 04/25/25	4,426,312	4,389,428
Term Loan B, 4.000%, 3M LIBOR + 3.250%, 04/25/25	1,572,120	1,574,997
Ryan Specialty Group LLC
Term Loan, 3.750%, 1M LIBOR + 3.000%, 09/01/27	1,658,250	1,661,704
Sedgwick Claims Management Services, Inc. Term Loan B, 3.334%, 1M LIBOR + 3.250%, 12/31/25	1,069,750	1,062,479
USI, Inc. Term Loan, 3.132%, 3M LIBOR + 3.000%, 05/16/24	2,592,000	2,578,115
Incremental Term Loan B, 3.382%, 3M LIBOR + 3.250%, 12/02/26	1,203,577	1,197,710

		27,414,711

Internet—3.0%
Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 02/12/25	1,073,723	1,078,420
Buzz Merger Sub, Ltd.
Term Loan B, 2.834%, 1M LIBOR + 2.750%, 01/29/27	492,500	492,192
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 01/29/27	53,545	53,646
CNT Holdings I Corp. Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/08/27	646,750	647,963
Endure Digital, Inc. Term Loan, 4.250%, 6M LIBOR + 3.500%, 02/10/28	2,842,875	2,830,438
Getty Images, Inc. Term Loan B, 4.625%, 1M LIBOR + 4.500%, 02/19/26	2,637,535	2,640,832
Go Daddy Operating Co. LLC
Term Loan B1, 1.834%, 1M LIBOR + 1.750%, 02/15/24	2,881,471	2,867,063
Term Loan B4, 2.084%, 1M LIBOR + 2.000%, 08/10/27	1,061,563	1,056,321
Hoya Midco LLC 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 06/30/24	933,425	930,800
Imperva, Inc. 1st Lien Term Loan, 5.000%, 3M LIBOR + 4.000%, 01/12/26	544,430	546,180
Magnite, Inc. Term Loan, 5.750%, 3M LIBOR + 5.000%, 04/28/28	673,313	674,154
Match Group, Inc. Term Loan B, 1.874%, 3M LIBOR + 1.750%, 02/13/27	675,000	672,750
Proofpoint, Inc. 1st Lien Term Loan, 3.750%, 3M LIBOR + 3.250%, 08/31/28	2,650,000	2,638,223
ProQuest LLC Term Loan, 3.334%, 1M LIBOR + 3.250%, 10/23/26	1,594,712	1,595,355
Uber Technologies, Inc. 1st Lien Term Loan B, 3.584%, 1M LIBOR + 3.500%, 04/04/25	1,378,688	1,380,028
Term Loan B, 3.584%, 1M LIBOR + 3.500%, 02/25/27	4,254,830	4,257,111

		24,361,476

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Investment Companies—0.2%
EIG Management Co. LLC Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/22/25	241,250	$241,250
FinCo I LLC Term Loan B, 2.584%, 1M LIBOR + 2.500%, 06/27/25	1,467,949	1,464,542

		1,705,792

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 4.750%, 1M LIBOR + 3.750%, 03/01/25	1,303,959	1,295,809
TMS International Corp. Term Loan B3, 3.750%, 3M LIBOR + 2.750%, 08/14/24	223,875	224,155

		1,519,964

Leisure Time—1.5%
Bombardier Recreational Products, Inc. Term Loan, 2.084%, 1M LIBOR + 2.000%, 05/24/27	4,625,819	4,594,017
Carnival Corp. Term Loan B, 3.750%, 06/30/25	1,632,360	1,628,279
City Football Group, Ltd. Term Loan, 4.000%, 3M LIBOR + 3.500%, 07/21/28	1,450,000	1,448,187
ClubCorp Holdings, Inc. Term Loan B, 2.882%, 3M LIBOR + 2.750%, 09/18/24	1,632,000	1,538,160
Hayward Industries, Inc. Term Loan, 3.000%, 1M LIBOR + 2.500%, 05/12/28	798,000	797,074
MajorDrive Holdings LLC Term Loan B, 4.500%, 3M LIBOR + 4.000%, 05/12/28	623,438	625,483
SRAM, LLC Term Loan B, 3.250%, 6M LIBOR + 2.750%, 05/12/28	286,364	286,483
Travel Leaders Group LLC Term Loan B, 4.084%, 1M LIBOR + 4.000%, 01/25/24	1,243,486	1,166,545

		12,084,228

Lodging—1.1%
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 2.087%, 1M LIBOR + 2.000%, 11/30/23	857,250	856,000
Golden Nugget, Inc. Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	3,965,620	3,950,749
Hilton Grand Vacations Borrower LLC Term Loan B, 3.500%, 1M LIBOR + 3.000%, 08/02/28	950,000	953,325
Playa Resorts Holding B.V. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/29/24	1,940,212	1,902,722
Wyndham Hotels & Resorts, Inc. Term Loan B, 1.835%, 1M LIBOR + 1.750%, 05/30/25	1,164,000	1,156,649

		8,819,445

Machinery-Construction & Mining—0.5%
Brookfield WEC Holdings, Inc. Term Loan, 3.250%, 1M LIBOR + 2.750%, 08/01/25	3,992,740	3,969,603

Machinery-Diversified—1.5%
Altra Industrial Motion Corp. Term Loan B, 2.084%, 1M LIBOR + 2.000%, 10/01/25	475,373	475,076
Clark Equipment Co. Term Loan B, 1.967%, 3M LIBOR + 1.835%, 05/18/24	1,000,843	993,605

Machinery-Diversified—(Continued)
CPM Holdings, Inc. 1st Lien Term Loan, 3.586%, 1M LIBOR + 3.500%, 11/17/25	1,780,266	1,773,590
DXP Enterprises, Inc. Term Loan, 5.750%, 1M LIBOR + 4.750%, 12/16/27	545,875	546,387
Engineered Machinery Holdings, Inc. USD Incremental Term Loan, 4.500%, 3M LIBOR + 3.750%, 05/19/28	1,402,000	1,402,585
Gardner Denver, Inc. Term Loan B2, 1.834%, 1M LIBOR + 1.750%, 03/01/27	1,092,300	1,079,585
GrafTech Finance, Inc. Term Loan B, 3.500%, 1M LIBOR + 3.000%, 02/12/25	800,774	802,847
Granite Holdings U.S. Acquisition Co. Term Loan B, 4.132%, 3M LIBOR + 4.000%, 09/30/26	992,487	992,953
Rexnord LLC Term Loan B, 09/15/28 (c)	375,000	375,656
Titan Acquisition, Ltd. Term Loan B, 3.167%, 3M LIBOR + 3.000%, 03/28/25	2,677,868	2,636,026
Welbilt, Inc. Term Loan B, 2.584%, 1M LIBOR + 2.500%, 10/23/25	794,103	793,358

		11,871,668

Media—5.4%
Adevinta ASA Term Loan B, 3.750%, 3M LIBOR + 3.000%, 06/26/28	274,313	274,913
Charter Communications Operating LLC Term Loan B2, 1.840%, 1M LIBOR + 1.750%, 02/01/27	1,849,866	1,840,197
CSC Holdings LLC Term Loan B1, 2.334%, 1M LIBOR + 2.250%, 07/17/25	2,356,348	2,329,104
Incremental Term Loan, 2.334%, 1M LIBOR + 2.250%, 01/15/26	926,250	915,541
Term Loan B5, 2.584%, 1M LIBOR + 2.500%, 04/15/27	1,167,225	1,155,553
Cumulus Media New Holdings, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 03/31/26	322,312	322,485
Diamond Sports Group, LLC Term Loan, 3.340%, 1M LIBOR + 3.250%, 08/24/26†	2,621,500	1,646,084
Entercom Media Corp. Term Loan, 2.585%, 1M LIBOR + 2.500%, 11/18/24	975,248	963,261
Entravision Communications Corp. Term Loan B, 2.834%, 1M LIBOR + 2.750%, 11/29/24	727,750	721,079
GEE Holdings 2 LLC Exit Term Loan, 9.000%, 3M LIBOR + 8.000%, 03/24/25	158,328	158,723
Global Eagle Entertainment, Inc. 2nd Lien Takeback Term Loan, 6.750%, 3M LIBOR + 6.750%, 03/23/26	315,600	288,774
Gray Television, Inc.
Term Loan B, 2.336%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,469,211
Term Loan C, 2.586%, 1M LIBOR + 2.500%, 01/02/26	552,268	551,059
Hubbard Radio LLC
Term Loan B, 5.250%, 1M LIBOR + 4.250%, 03/28/25	514,141	514,462
iHeartCommunications, Inc.
Term Loan, 3.084%, 1M LIBOR + 3.000%, 05/01/26	842,742	837,738
Incremental Term Loan, 3.750%, 1M LIBOR + 3.250%, 05/01/26	334,350	334,852
LCPR Loan Financing LLC
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 10/15/28	250,000	250,755

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Mission Broadcasting, Inc.
Term Loan B, 2.586%, 1M LIBOR + 2.500%, 05/26/28	400,000	$400,062
Nexstar Broadcasting, Inc.
Term Loan B3, 2.334%, 1M LIBOR + 2.250%, 01/17/24	984,386	984,509
Term Loan B4, 2.586%, 1M LIBOR + 2.500%, 09/18/26	388,236	388,340
Recorded Books, Inc.
Term Loan, 4.083%, 1M LIBOR + 4.000%, 08/29/25	235,231	235,746
Sinclair Television Group, Inc.
Term Loan B2B, 2.590%, 1M LIBOR + 2.500%, 09/30/26	539,000	530,646
Term Loan B3, 3.090%, 1M LIBOR + 3.000%, 04/01/28	1,738,788	1,724,506
Telenet Financing USD LLC
Term Loan AR, 2.084%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	3,465,273
Univision Communications, Inc.
Term Loan C5, 3.750%, 1M LIBOR + 2.750%, 03/15/24	1,898,610	1,898,950
Term Loan B, 4.000%, 1M LIBOR + 3.250%, 03/15/26	1,471,641	1,471,411
UPC Broadband Holding B.V.
Term Loan B, 2.334%, 1M LIBOR + 2.250%, 04/30/28	775,000	768,426
UPC Financing Partnership
USD Term Loan AX, 3.084%, 1M LIBOR + 3.000%, 01/31/29	3,100,000	3,096,770
Virgin Media Bristol LLC
Term Loan N, 2.584%, 1M LIBOR + 2.500%, 01/31/28	6,450,000	6,414,164
Term Loan Q, 3.334%, 1M LIBOR + 3.250%, 01/31/29	1,125,000	1,126,875
Ziggo Financing Partnership
Term Loan I, 2.584%, 1M LIBOR + 2.500%, 04/30/28	6,475,000	6,430,484

		43,509,953

Metal Fabricate/Hardware—1.2%
Advanced Drainage Systems, Inc.
Term Loan B, 2.375%, 1M LIBOR + 2.250%, 07/31/26	750	751
Ameriforge Group, Inc.
Term Loan, 9.000%, 3M LIBOR + 8.000%, 12/31/23	811,072	429,868
Term Loan, 14.000%, 12/31/23 (d) (e)	102,449	54,298
Atkore International, Inc.
Term Loan B, 2.500%, 3M LIBOR + 2.000%, 05/26/28	815,938	814,918
Dynacast International LLC
First Out Term Loan, 5.750%, 3M LIBOR + 4.750%, 07/22/25	868,721	873,064
Hillman Group, Inc. (The)
Delayed Draw Term Loan, 3.250%, 07/14/28 (d)	71,730	71,700
Term Loan B1, 3.250%, 1M LIBOR + 2.750%, 07/14/28	299,473	299,348
Neenah Foundry Co.
Term Loan, 10.000%, 1M LIBOR + 9.000%, 12/13/22	8,567	7,924
Penn Engineering & Manufacturing Corp.
Term Loan B, 3.500%, 1M LIBOR + 2.500%, 06/27/24	166,255	166,463
Tiger Acquisition LLC
Term Loan, 3.750%, 3M LIBOR + 3.250%, 06/01/28	525,000	524,344
Werner FinCo L.P.
Term Loan, 5.000%, 3M LIBOR + 4.000%, 07/24/24	1,344,902	1,348,264
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.000%, 6M LIBOR + 5.000%, 09/30/23	1,013,770	1,016,410
Zekelman Industries, Inc.
Term Loan, 2.083%, 1M LIBOR + 2.000%, 01/24/27	4,125,792	4,088,833

		9,696,185

Mining—0.0%
PMHC II, Inc. 1st Lien Term Loan, 4.500%, 12M LIBOR + 3.500%, 03/31/25	337,750	336,272

Miscellaneous Manufacturing—1.4%
CeramTec AcquiCo GmbH
Term Loan B2, 2.871%, 3M LIBOR + 2.750%, 03/07/25	1,050,529	1,041,337
EXC Holdings III Corp. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 12/02/24	557,801	560,416
Gates Global LLC
Term Loan B3, 3.250%, 1M LIBOR + 2.500%, 03/31/27	3,661,411	3,660,840
Gemini HDPE LLC
Term Loan B, 3.500%, 3M LIBOR + 3.000%, 12/31/27	683,962	685,138
Groupe Solmax, Inc.
Term Loan, 5.500%, 2M LIBOR + 4.750%, 05/29/28	847,875	848,405
LTI Holdings, Inc. 1st Lien Term Loan, 3.584%, 1M LIBOR + 3.500%, 09/06/25	1,214,445	1,199,698
Delayed Draw Term Loan, 4.750%, 07/24/26 (d)	196,875	196,793
4.834%, 1M LIBOR + 4.750%, 07/24/26	498,805	499,097
Momentive Performance Materials, Inc.
Term Loan B, 3.340%, 1M LIBOR + 3.250%, 05/15/24	2,346,000	2,345,268
Ravago Holdings America, Inc.
Term Loan B, 2.640%, 3M LIBOR + 2.500%, 03/04/28	223,875	222,686
Rohm Holding GmbH
Term Loan B, 4.904%, 6M LIBOR + 4.750%, 07/31/26	343,860	343,967

		11,603,645

Oil & Gas—1.0%
CITGO Holding, Inc.
Term Loan B, 8.000%, 3M LIBOR + 7.000%, 08/01/23	220,500	217,882
CITGO Petroleum Corp.
Term Loan B, 7.250%, 6M LIBOR + 6.250%, 03/28/24	1,955,417	1,962,749
Delek U.S. Holdings, Inc.
Term Loan B, 2.334%, 1M LIBOR + 2.250%, 03/31/25	3,570,209	3,472,028
Incremental Term Loan B, 6.500%, 1M LIBOR + 5.500%, 03/31/25	541,750	546,039
Oryx Midstream Services Permian Basin LLC
Term Loan B, 10/05/28 (b)	925,000	925,726
QuarterNorth Energy Holding, Inc. 2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.000%, 08/27/26	360,142	362,393
Sunrise Oil & Gas Properties LLC
First Out Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	79,843	78,645
Last Out Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	98,259	96,786
Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	85,053	83,777

		7,746,025

Oil & Gas Services—0.1%
Apergy Corp. 1st Lien Term Loan, 2.625%, 1M LIBOR + 2.500%, 05/09/25	109,639	109,273
Term Loan, 6.000%, 3M LIBOR + 5.000%, 06/03/27	187,500	191,133
Lealand Finance Company B.V.
Take Back Term Loan, 3.000%, 1M LIBOR + 1.000%, 06/30/25	273,768	121,998

		422,404

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—2.2%
Berlin Packaging LLC 1st Lien Term Loan B, 4.250%, 3M LIBOR + 3.750%, 03/11/28	950,000	$949,067
Berry Global, Inc.
Term Loan Z, 1.856%, 3M LIBOR + 1.750%, 07/01/26	748,170	745,013
BWAY Holding Co.
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/03/24	1,867,125	1,831,971
Charter NEX U.S., Inc.
Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/01/27	422,875	424,343
Flex Acquisition Co., Inc.
Incremental Term Loan, 3.145%, 3M LIBOR + 3.000%, 06/29/25	1,305,536	1,299,825
Term Loan, 4.000%, 3M LIBOR + 3.500%, 02/23/28	4,687,049	4,682,653
Pregis TopCo Corp. 1st Lien Term Loan, 4.084%, 1M LIBOR + 4.000%, 07/31/26	564,938	565,820
Pretium PKG Holdings, Inc. 1st Lien Term Loan, 10/02/28 (b)	675,000	676,828
Proampac PG Borrower LLC
Term Loan, 6.000%, 3M LIBOR + 3.750%, 11/03/25	696,500	698,938
Reynolds Group Holdings, Inc.
Term Loan B2, 3.334%, 1M LIBOR + 3.250%, 02/05/26	1,315,062	1,307,665
Term Loan B, 4.000%, 1M LIBOR + 3.500%, 09/20/28	1,075,000	1,074,244
TricorBraun Holdings, Inc.
Delayed Draw Term Loan, 3.750%, 03/03/28 (d)	105,495	105,040
Term Loan, 3.750%, 1M LIBOR + 3.250%, 03/03/28	468,241	466,222
Trident TPI Holdings, Inc.
Delayed Draw Term Loan, 09/15/28 (d)	105,590	105,826
Term Loan B1, 4.000%, 3M LIBOR + 3.000%, 10/17/24	1,854,381	1,854,959
Incremental Term Loan, 4.500%, 3M LIBOR + 4.000%, 09/15/28	744,410	746,071

		17,534,485

Pharmaceuticals—4.5%
Akorn, Inc.
Take Back Term Loan, 8.500%, 3M LIBOR + 7.500%, 10/01/25	660,360	671,916
Alkermes, Inc.
Term Loan B, 3.000%, 3M LIBOR + 2.500%, 03/09/26	344,675	344,245
Amneal Pharmaceuticals LLC
Term Loan B, 3.625%, 1M LIBOR + 3.500%, 05/04/25	2,955,921	2,922,052
Bausch Health Companies, Inc.
Term Loan B, 3.084%, 1M LIBOR + 3.000%, 06/02/25	4,197,880	4,197,355
Bayou Intermediate LLC
Term Loan B, 5.250%, 3M LIBOR + 4.500%, 08/02/28	775,000	777,906
Change Healthcare Holdings LLC
Term Loan B, 3.500%, 3M LIBOR + 2.500%, 03/01/24	3,235,303	3,235,102
Elanco Animal Health, Inc.
Term Loan B, 1.836%, 1M LIBOR + 1.750%, 08/02/27	1,762,766	1,743,564
Gainwell Acquisition Corp.
Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/01/27	5,490,590	5,511,179
Grifols Worldwide Operations USA, Inc.
Term Loan B, 2.072%, 1W LIBOR + 2.000%, 11/15/27	3,874,734	3,817,419
HCRX Investments Holdco L.P.
Term Loan B, 07/14/28 (b)	1,000,000	998,000
HLF Financing S.a r.l.
Term Loan B, 2.584%, 1M LIBOR + 2.500%, 08/18/25	867,750	863,751

Pharmaceuticals—(Continued)
Horizon Therapeutics USA, Inc.
Term Loan B, 2.375%, 1M LIBOR + 2.250%, 05/22/26	988,299	984,747
Term Loan B, 2.500%, 1M LIBOR + 2.000%, 03/15/28	1,990,000	1,989,170
Jazz Financing Lux S.a.r.l.
USD Term Loan, 4.000%, 1M LIBOR + 3.500%, 05/05/28	1,670,813	1,674,990
Mallinckrodt International Finance S.A.
Term Loan B, 6.000%, 3M LIBOR + 5.250%, 09/24/24	3,986,475	3,777,185
Term Loan B, 6.250%, 3M LIBOR + 5.500%, 02/24/25	511,040	486,499
Packaging Coordinators Midco, Inc.
Term Loan, 4.250%, 3M LIBOR + 3.500%, 11/30/27	1,069,625	1,072,299
Padagis LLC
Term Loan B, 5.250%, 3M LIBOR + 4.750%, 07/06/28	850,000	850,265
PetVet Care Centers LLC
Term Loan B3, 4.250%, 1M LIBOR + 3.500%, 02/14/25	148,861	149,202
PRA Health Sciences Inc
Term Loan, 3.000%, 3M LIBOR + 2.500%, 07/03/28	79,583	79,948

		36,146,794

Pipelines—0.6%
Blackstone CQP Holdco L.P.
Term Loan B, 4.250%, 1M LIBOR + 3.750%, 06/05/28	1,421,438	1,418,239
Buckeye Partners L.P.
Term Loan B, 2.334%, 1M LIBOR + 2.250%, 11/01/26	2,339,509	2,328,908
Centurion Pipeline Co., LLC
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 09/29/25	218,813	215,531
Incremental Term Loan, 4.084%, 1M LIBOR + 4.000%, 09/28/25	198,500	195,026
ITT Holdings LLC
Term Loan, 3.250%, 1M LIBOR + 2.750%, 07/10/28	425,000	425,531
Prairie ECI Acquiror L.P.
Term Loan B, 4.834%, 1M LIBOR + 4.750%, 03/11/26	486,315	470,890

		5,054,125

Real Estate—0.5%
Cushman & Wakefield U.S. Borrower, LLC
Term Loan B, 2.834%, 1M LIBOR + 2.750%, 08/21/25	2,415,001	2,397,794
RE/MAX International, Inc.
Term Loan B, 3.000%, 3M LIBOR + 2.500%, 07/21/28	1,695,750	1,688,862

		4,086,656

Real Estate Investment Trusts—0.2%
Brookfield Property REIT, Inc. 1st Lien Term Loan B, 2.584%, 1M LIBOR + 2.500%, 08/27/25	872,999	864,088
Iron Mountain, Inc.
Term Loan B, 1.834%, 1M LIBOR + 1.750%, 01/02/26	796,125	793,471

		1,657,559

Retail—3.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B4, 1.837%, 1M LIBOR + 1.750%, 11/19/26	5,035,313	4,977,316
Beacon Roofing Supply, Inc.
Term Loan B, 2.334%, 1M LIBOR + 2.250%, 05/19/28	1,022,438	1,017,690

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 2.083%, 1M LIBOR + 2.000%, 02/03/24	1,008,772	$1,010,454
David’s Bridal, Inc.
Priority Term Loan, 6.000%, 3M LIBOR + 5.000%, 06/23/23 (e) (f)	236,205	235,568
New Money Term Loan, 7.000%, 3M LIBOR + 6.000%, 06/30/23 (e) (f)	279,794	259,453
Foundation Building Materials Holding Co. LLC
Term Loan, 3.750%, 3M LIBOR + 3.250%, 02/03/28	1,147,125	1,141,031
Great Outdoors Group LLC
Term Loan B, 5.000%, 3M LIBOR + 4.250%, 03/06/28	2,506,063	2,521,465
Harbor Freight Tools USA, Inc.
Term Loan B, 3.250%, 1M LIBOR + 2.750%, 10/19/27	1,339,875	1,340,865
IRB Holding Corp.
Term Loan B, 3.750%, 3M LIBOR + 2.750%, 02/05/25	2,873,167	$2,873,167
Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 12/15/27	496,250	497,801
Les Schwab Tire Centers
Term Loan B, 4.000%, 3M LIBOR + 3.250%, 11/02/27	2,406,813	2,411,325
Park River Holdings, Inc.
Term Loan, 4.000%, 3M LIBOR + 3.250%, 12/28/27	623,438	621,360
PetSmart, Inc.
Term Loan B, 4.500%, 6M LIBOR + 3.750%, 02/12/28	1,325,000	1,329,969
Phillips Feed Service, Inc.
Term Loan, 8.000%, 3M LIBOR + 7.000%, 11/13/24 (e) (f)	11,491	9,193
Pier 1 Imports (U.S.), Inc.
Term Loan B, 3.591%, 04/30/22 (c) (e) (f)	39,541	31,633
Serta Simmons Bedding LLC
Super Priority First Out Term Loan, 8.500%, 1M LIBOR + 7.500%, 08/10/23	910,800	921,426
Super Priority Second Out Term Loan, 8.500%, 1M LIBOR + 7.500%, 08/10/23	3,012,360	2,870,339
SRS Distribution, Inc.
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 06/02/28	1,050,000	1,050,919
Steinway Musical Instruments, Inc.
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 02/14/25	176,976	175,704
White Cap Buyer LLC
Term Loan B, 4.500%, 1M LIBOR + 4.000%, 10/19/27	2,009,813	2,016,790

		27,313,468

Semiconductors—0.5%
Allegro Microsystems, Inc.
Term Loan, 4.250%, 3M LIBOR + 3.750%, 09/30/27	42,307	42,307
Bright Bidco B.V.
Term Loan B, 4.500%, 6M LIBOR + 3.500%, 06/30/24	1,844,363	1,483,272
Cohu, Inc.
Term Loan B, 3.172%, 6M LIBOR + 3.000%, 10/01/25	230,696	229,975
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.334%, 1M LIBOR + 2.250%, 05/17/24	203,296	202,585
MaxLinear, Inc.
Term Loan B, 2.750%, 1M LIBOR + 2.250%, 06/23/28	799,304	796,057
Ultra Clean Holdings, Inc.
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 08/27/25	1,098,150	1,101,581

		3,855,777

Software—15.1%
Applied Systems, Inc. 1st Lien Term Loan, 5.500%, 3M LIBOR + 3.250%, 09/19/24	6,490,211	6,496,298
AppLovin Corp.
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 08/15/25	4,587,133	4,587,133
Aptean, Inc.
Term Loan, 4.334%, 1M LIBOR + 4.250%, 04/23/26	2,658,657	2,655,334
AQA Acquisition Holding, Inc.
Term Loan, 4.750%, 3M LIBOR + 4.250%, 03/03/28	798,000	801,990
Ascend Learning LLC
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	1,344,000	1,345,470
Incremental Term Loan, 4.750%, 1M LIBOR + 3.750%, 07/12/24	346,500	347,410
Athenahealth, Inc.
Term Loan B1, 4.377%, 3M LIBOR + 4.250%, 02/11/26	3,174,671	3,187,370
Banff Merger Sub, Inc.
USD Term Loan, 3.882%, 3M LIBOR + 3.750%, 10/02/25	4,587,627	4,567,556
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 4.395%, 3M LIBOR + 4.250%, 09/05/25	800,250	799,916
Camelot U.S. Acquisition 1 Co.
Term Loan B, 3.084%, 1M LIBOR + 3.000%, 10/30/26	1,621,125	1,618,593
Incremental Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/30/26	1,042,125	1,046,250
CentralSquare Technologies LLC 1st Lien Term Loan, 3.882%, 3M LIBOR + 3.750%, 08/29/25	778,000	724,026
Ceridian HCM Holding, Inc.
Term Loan B, 2.572%, 1W LIBOR + 2.500%, 04/30/25	1,333,750	1,316,870
Cloudera, Inc.
Term Loan, 08/10/28 (b)	3,050,000	3,050,952
2nd Lien Term Loan, 08/10/29 (b)	850,000	850,000
Term Loan B, 3.250%, 1M LIBOR + 2.500%, 12/22/27	547,250	547,319
Constant Contact, Inc.
Term Loan, 4.750%, 3M LIBOR + 4.000%, 02/10/28	1,796,453	1,798,325
Cornerstone OnDemand, Inc.
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/22/27	3,050,340	3,051,292
Creation Holdings, Inc.
Term Loan, 09/14/28 (b)	1,100,000	1,095,875
Cvent, Inc. 1st Lien Term Loan, 3.834%, 1M LIBOR + 3.750%, 11/29/24	992,288	989,719
E2open, LLC
Term Loan B, 3.750%, 3M LIBOR + 3.250%, 02/04/28	1,172,938	1,174,404
ECI Macola Max Holdings LLC
Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/09/27	1,291,497	1,293,434
Epicor Software Corp.
Term Loan, 4.000%, 1M LIBOR + 3.250%, 07/30/27	6,268,232	6,273,052
Finastra USA, Inc. 1st Lien Term Loan, 4.500%, 6M LIBOR + 3.500%, 06/13/24	3,333,688	3,310,578
First Advantage Holdings LLC
Term Loan B, 2.834%, 1M LIBOR + 2.750%, 01/31/27	569,493	569,636
Grab Holdings, Inc.
Term Loan B, 5.500%, 6M LIBOR + 4.500%, 01/29/26	2,114,375	2,135,519
Greeneden U.S., Holdings II LLC
USD Term Loan B4, 4.750%, 1M LIBOR + 4.000%, 12/01/27	796,000	799,669
Hyland Software, Inc.
Term Loan 3, 4.250%, 1M LIBOR + 3.500%, 07/01/24	8,684,048	8,706,661

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Informatica LLC
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 02/25/27	5,491,375	$5,479,706
Inovalon Holdings, Inc.
Term Loan B1, 2.875%, 1M LIBOR + 2.750%, 04/02/25	1,056,827	1,057,062
Ivanti Software, Inc.
Add On Term Loan B, 4.750%, 3M LIBOR + 4.000%, 12/01/27	671,625	674,353
Term Loan B, 5.750%, 3M LIBOR + 4.750%, 12/01/27	2,388,000	2,397,850
MA FinanceCo. LLC
Term Loan B3, 2.837%, 1M LIBOR + 2.750%, 06/21/24	427,503	424,364
Term Loan B, 5.250%, 3M LIBOR + 4.250%, 06/05/25	1,657,500	1,671,744
Marcel LUX IV Sarl
Term Loan B1, 3.334%, 1M LIBOR + 3.250%, 03/15/26	977,500	976,278
USD Term Loan B, 4.750%, 1M LIBOR + 4.000%, 12/31/27	94,905	94,905
Mavenir Systems, Inc.
Term Loan B, 5.250%, 3M LIBOR + 4.750%, 08/13/28	425,000	426,416
Maverick Bidco, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.750%, 05/18/28	925,000	926,041
MedAssets Software Intermediate Holdings, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 01/28/28	423,938	424,534
Navicure, Inc.
Term Loan B, 4.084%, 1M LIBOR + 4.000%, 10/22/26	2,669,631	2,674,636
Playtika Holding Corp.
Term Loan, 2.834%, 1M LIBOR + 2.750%, 03/13/28	1,904,386	1,905,873
PointClickCare Technologies, Inc.
Term Loan B, 3.750%, 3M LIBOR + 3.000%, 12/29/27	547,250	547,934
Polaris Newco LLC
USD Term Loan B, 4.500%, 6M LIBOR + 4.000%, 06/02/28	2,575,000	2,583,691
Poseidon Intermediate LLC
Term Loan B, 4.084%, 1M LIBOR + 4.000%, 08/18/25	249,367	249,562
Project Ruby Ultimate Parent Corp.
Term Loan, 4.000%, 1M LIBOR + 3.250%, 03/03/28	1,069,625	1,069,040
Rackspace Hosting, Inc.
Term Loan, 3.500%, 02/15/28	1,368,125	1,359,186
Realpage, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 3.250%, 04/24/28	2,700,000	2,694,171
Renaissance Holding Corp. 1st Lien Term Loan, 3.334%, 1M LIBOR + 3.250%, 05/30/25	897,466	891,203
Seattle Spinco, Inc.
Term Loan B3, 2.834%, 1M LIBOR + 2.750%, 06/21/24	2,887,036	2,865,833
Signify Health LLC
Term Loan B, 3.750%, 3M LIBOR + 3.250%, 06/22/28	350,000	349,289
SkillSoft Corp.
Term Loan B, 5.500%, 3M LIBOR + 4.750%, 06/30/28	525,000	527,953
Skopima Merger Sub, Inc.
Term Loan B, 4.500%, 1M LIBOR + 4.000%, 05/12/28	1,175,000	1,170,594
SolarWinds Holdings, Inc.
Term Loan B, 2.834%, 1M LIBOR + 2.750%, 02/05/24	3,528,173	3,497,083
Sophia L.P. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 10/07/27	397,000	398,944
Sovos Compliance, LLC
Delayed Draw Term Loan, 08/11/28 (d)	117,808	118,673
Term Loan, 5.000%, 3M LIBOR + 4.500%, 08/11/28	682,192	687,202

Software—(Continued)
SS&C Technologies, Inc.
Term Loan B3, 1.834%, 1M LIBOR + 1.750%, 04/16/25	766,006	759,260
Term Loan B4, 1.834%, 1M LIBOR + 1.750%, 04/16/25	580,052	574,947
SurveyMonkey, Inc.
Term Loan B, 3.830%, 1W LIBOR + 3.750%, 10/10/25	1,138,133	1,135,288
Symplr Software, Inc.
Term Loan, 5.250%, 12/22/27	721,375	724,711
Thoughtworks, Inc.
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 03/23/28	342,056	342,377
Tibco Software, Inc.
Term Loan B3, 3.840%, 1M LIBOR + 3.750%, 06/30/26	3,909,013	3,900,460
Ultimate Software Group, Inc. (The)
Term Loan B, 3.834%, 1M LIBOR + 3.750%, 05/04/26	1,445,500	1,450,559
Incremental Term Loan, 4.000%, 3M LIBOR + 3.250%, 05/04/26	5,052,321	5,068,741
Veritas U.S., Inc.
USD Term Loan B, 6.000%, 3M LIBOR + 5.000%, 09/01/25	2,376,045	2,390,895
VS Buyer, LLC
Term Loan B, 3.084%, 1M LIBOR + 3.000%, 02/28/27	2,299,429	2,295,980

		121,927,989

Telecommunications—3.5%
Altice France S.A.
Term Loan B13, 4.125%, 3M LIBOR + 4.000%, 08/14/26	1,238,569	1,237,352
Avaya, Inc.
Term Loan B2, 4.084%, 1M LIBOR + 4.000%, 12/15/27	200,000	200,499
CenturyLink, Inc.
Term Loan B, 2.334%, 1M LIBOR + 2.250%, 03/15/27	6,288,000	6,226,868
Colorado Buyer, Inc.
Term Loan B, 4.000%, 6M LIBOR + 3.000%, 05/01/24	1,460,188	1,451,517
CommScope, Inc.
Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/06/26	1,519,000	1,513,541
Delta TopCo, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/01/27	1,346,625	1,350,132
Digicel International Finance, Ltd. Term Loan B, 3.430%, 6M LIBOR + 3.250%, 05/28/24	1,464,014	1,416,890
Intelsat Jackson Holdings S.A. DIP Term Loan, 5.750%, 3M LIBOR + 4.750%, 10/13/22 (d)	650,000	653,250
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24†	1,600,000	1,632,000
IPC Corp. Term Loan B, 8.750%, PRIME + 5.250%, 08/06/21 (e)	880,630	874,025
Level 3 Financing, Inc. Term Loan B, 1.834%, 1M LIBOR + 1.750%, 03/01/27	1,720,372	1,701,785
LogMeIn, Inc. Term Loan B, 4.833%, 1M LIBOR + 4.750%, 08/31/27	1,761,688	1,762,926
Numericable Group S.A. Term Loan B11, 2.879%, 3M LIBOR + 2.750%, 07/31/25	1,723,500	1,700,340
Onvoy LLC 1st Lien Term Loan B, 5.500%, 3M LIBOR + 4.500%, 02/10/24	796,308	796,764
Plantronics, Inc. Term Loan B, 2.585%, 1M LIBOR + 2.500%, 07/02/25	1,499,356	1,466,558
SBA Senior Finance II LLC Term Loan B, 1.840%, 1M LIBOR + 1.750%, 04/11/25	1,839,157	1,823,638
West Corp.
Term Loan B1, 4.500%, 3M LIBOR + 3.500%, 10/10/24	259,386	254,414
Term Loan, 5.000%, 3M LIBOR + 4.000%, 10/10/24	1,421,880	1,403,091
Zayo Group Holdings, Inc. Term Loan, 3.084%, 1M LIBOR + 3.000%, 03/09/27	1,126,546	1,118,043

		28,583,633

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (a) —(Continued)

Security Description	Principal Amount*	Value

Transportation—0.4%
Kenan Advantage Group, Inc. Term Loan B1, 4.500%, 1M LIBOR + 3.750%, 03/24/26	2,308,134	$2,310,299
N-Able International Holdings II LLC Term Loan B, 3.500%, 3M LIBOR + 3.000%, 07/19/28	450,000	450,844
XPO Logistics, Inc. Term Loan B, 1.833%, 1M LIBOR + 1.750%, 02/24/25	575,000	572,811

		3,333,954

Total Floating Rate Loans (Cost $755,366,122)		751,375,940

Corporate Bonds & Notes—3.6%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	3,127,500

Airlines—0.4%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd
5.500%, 04/20/26 (144A)	2,000,000	2,102,500
5.750%, 04/20/29 (144A)	1,500,000	1,616,250

		3,718,750

Auto Parts & Equipment—0.2%
Clarios Global L.P. 6.750%, 05/15/25 (144A)	225,000	237,375
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,215,000	1,276,540

		1,513,915

Commercial Services—0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A)	725,000	766,528
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	850,000
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 04/15/24 (144A)	625,000	666,594
Sabre GLBL, Inc. 9.250%, 04/15/25 (144A)	300,000	346,737

		2,629,859

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	280,844

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	445,613

Electric—0.3%
Calpine Corp.
4.500%, 02/15/28 (144A)	300,000	306,000
5.250%, 06/01/26 (144A)	2,000,000	2,057,460

		2,363,460

Entertainment—0.1%
SeaWorld Parks and Entertainment., Inc. 8.750%, 05/01/25 (144A)	250,000	268,474
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	250,000	266,250

		534,724

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	644,531

Food—0.1%
Del Monte Foods, Inc. 11.875%, 05/15/25 (144A)	975,000	1,099,312

Machinery-Diversified—0.1%
Clark Equipment Co. 5.875%, 06/01/25 (144A)	125,000	130,781
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	523,988

		654,769

Media—0.4%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	550,000	363,000
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	250,000	257,625
5.250%, 08/15/27 (144A)	200,000	207,812
6.375%, 05/01/26	105,163	110,963
8.375%, 05/01/27	190,609	203,713
Virgin Media Secured Finance plc 4.500%, 08/15/30 (144A)	800,000	813,000
Ziggo B.V. 5.500%, 01/15/27 (144A)	1,597,000	1,650,899

		3,607,012

Oil & Gas—0.2%
CITGO Petroleum Corp. 7.000%, 06/15/25 (144A)	1,275,000	1,303,687

Pharmaceuticals—0.2%
Endo Luxembourg Finance Co. I S.a.r.l. 6.125%, 04/01/29 (144A)	1,750,000	1,750,000

Real Estate—0.1%
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	375,000	406,875

Software—0.1%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	533,675

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—0.5%
Altice France S.A.
5.500%, 01/15/28 (144A)	475,000	$482,944
7.375%, 05/01/26 (144A)	220,000	228,272
CommScope, Inc. 6.000%, 03/01/26 (144A)	2,000,000	2,076,660
Lumen Technologies, Inc. 4.000%, 02/15/27 (144A)	1,500,000	1,532,700

		4,320,576

Total Corporate Bonds & Notes (Cost $28,166,543)		28,935,102

Common Stocks—0.5%

Commercial Services—0.0%
IAP Worldwide Services LLC† (e) (f) (g) (h)	44	218,632

Diversified Consumer Services—0.0%
RDV Resources, Inc.—Class A (g) (h)	21,140	2,114

Electric Utilities—0.0%
Longview Intermediate Holdings Co. LLC (e) (f) (g) (h)	39,089	311,148

Energy Equipment & Services—0.0%
McDermott International, Inc. (g) (h)	117,431	58,716

Health Care Equipment & Supplies—0.1%
Akorn Holding Co. LLC (g) (h)	56,220	623,103

Household Products—0.0%
LG Parent Holding Co. (g) (h)	9,472	38,677

Leisure Products—0.0%
Cineworld Group plc (g) (h)	121,458	67,916

Media—0.2%
Clear Channel Outdoor Holdings, Inc. (g) (h)	43,727	118,500
Cumulus Media, Inc.—Class A (g) (h)	40,548	496,713
Global Eagle Entertainment (e) (f) (h)	17,940	387,145
iHeartMedia, Inc.—Class A (g) (h)	18,596	465,272

		1,467,630

Metals & Mining—0.0%
ACNR Holdings, Inc. (g) (h)	3,147	118,012
AFG Holdings, Inc. (e) (f) (g) (h)	24,746	193,019

		311,031

Oil, Gas & Consumable Fuels—0.1%
QuarterNorth Energy, Inc. (g) (h)	6,095	618,643
Sunrise Oil & Gas, Inc.—Class A (g) (h)	12,446	31,115

		649,758

Software—0.1%
Skillsoft Corp.† (e) (g) (h)	66,881	742,747

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h)	18,015	0
Philips Pet Holding Corp. (e) (f) (g) (h)	62	24,067

		24,067

Total Common Stocks (Cost $5,680,676)		4,515,539

Preferred Stocks—0.1%

Household Products—0.0%
LG Parent Holding Co.	1,428	139,896

Metals & Mining—0.1%
ACNR Holdings, Inc.	1,486	302,153

Specialty Retail—0.0%
David’s Bridal, Inc.
Series A, (e) (f) (g)	501	0
Series B, (e) (f) (g)	2,042	0
DBI Investors, Inc. Series A (e) (f) (g)	852	0

		0

Total Preferred Stocks (Cost $240,265)		442,049

Warrants—0.0%

Healthcare-Services—0.0%
Alliance Healthcare Services, Inc. (1st Lien Post Capital), Expires 11/15/21 (e) (f) (h)	1,162	0

Oil, Gas & Consumable Fuels—0.0%
QuarterNorth Energy Holding, Inc., Expires 08/27/28 (h)	3,818	387,527

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h)	3,478	0

Total Warrants (Cost $0)		387,527

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Short-Term Investment—4.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $32,136,937; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $32,779,757.	32,136,937	$32,136,937

Total Short-Term Investments (Cost $32,136,937)		32,136,937

Total Investments—101.5% (Cost $821,590,543)		817,793,094
Unfunded Loan Commitments—(0.1)% (Cost $(1,023,674))		(1,023,674)
Net Investments—101.4% (Cost $820,566,869)		816,769,420
Other assets and liabilities (net)—(1.4)%		(11,174,277)

Net Assets—100.0%		$805,595,143

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $4,239,463, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	This loan will settle after September 30, 2021, at which time the interest rate will be determined.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.4% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(h)	Non-income producing security.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $28,620,426, which is 3.6% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Diamond Sports Group, LLC, 3.340%, 08/24/26	07/18/19	2,621,500	$2,612,324	$1,646,084
IAP Worldwide Services LLC	07/18/14-07/24/14	44	52,138	218,632
Intelsat Jackson Holdings S.A., 8.750%, 01/02/24	12/14/17	1,600,000	1,600,000	1,632,000
Skillsoft Corp.	06/30/21	66,881	668,810	742,747

				$4,239,463

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$2,484,860	$—	$2,484,860
Aerospace/Defense	—	13,349,650	—	13,349,650
Airlines	—	3,828,069	—	3,828,069
Auto Manufacturers	—	1,118,213	—	1,118,213
Auto Parts & Equipment	—	21,880,095	—	21,880,095
Beverages	—	3,009,353	—	3,009,353
Building Materials	—	16,737,603	—	16,737,603
Chemicals	—	29,075,229	—	29,075,229
Coal	—	719,180	—	719,180
Commercial Services	—	55,401,938	—	55,401,938
Computers	—	19,792,398	—	19,792,398
Cosmetics/Personal Care	—	4,626,736	—	4,626,736
Distribution/Wholesale	—	8,155,477	—	8,155,477
Diversified Financial Services (Less Unfunded Loan Commitments of $260,938)	—	36,826,037	—	36,826,037
Electric	—	6,360,004	—	6,360,004
Electrical Components & Equipment	—	990,032	—	990,032
Electronics	—	1,400,893	—	1,400,893
Engineering & Construction	—	6,106,162	—	6,106,162
Entertainment	—	17,644,169	—	17,644,169
Environmental Control	—	10,516,507	—	10,516,507
Food	—	14,786,618	—	14,786,618
Food Service	—	1,712,686	—	1,712,686
Forest Products & Paper	—	1,576,068	—	1,576,068
Gas	—	907,860	—	907,860
Hand/Machine Tools	—	3,173,513	—	3,173,513
Healthcare-Products	—	7,537,474	—	7,537,474
Healthcare-Services (Less Unfunded Loan Commitments of $88,096)	—	41,474,329	—	41,474,329
Holding Companies-Diversified	—	541,389	—	541,389
Home Builders	—	930,449	—	930,449
Home Furnishings	—	2,127,571	—	2,127,571
Household Products/Wares	—	1,141,114	—	1,141,114
Housewares	—	539,419	—	539,419
Insurance	—	27,414,711	—	27,414,711
Internet	—	24,361,476	—	24,361,476
Investment Companies	—	1,705,792	—	1,705,792
Iron/Steel	—	1,519,964	—	1,519,964
Leisure Time	—	12,084,228	—	12,084,228
Lodging	—	8,819,445	—	8,819,445
Machinery-Construction & Mining	—	3,969,603	—	3,969,603
Machinery-Diversified	—	11,871,668	—	11,871,668
Media	—	43,509,953	—	43,509,953

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metal Fabricate/Hardware (Less Unfunded Loan Commitments of $76,523)	$—	$9,619,662	$—	$9,619,662
Mining	—	336,272	—	336,272
Miscellaneous Manufacturing (Less Unfunded Loan Commitments of $196,875)	—	11,406,770	—	11,406,770
Oil & Gas	—	7,746,025	—	7,746,025
Oil & Gas Services	—	422,404	—	422,404
Packaging & Containers (Less Unfunded Loan Commitments of $175,100)	—	17,359,385	—	17,359,385
Pharmaceuticals	—	36,146,794	—	36,146,794
Pipelines	—	5,054,125	—	5,054,125
Real Estate	—	4,086,656	—	4,086,656
Real Estate Investment Trusts	—	1,657,559	—	1,657,559
Retail	—	26,777,621	535,847	27,313,468
Semiconductors	—	3,855,777	—	3,855,777
Software (Less Unfunded Loan Commitments of $117,809)	—	121,810,180	—	121,810,180
Telecommunications (Less Unfunded Loan Commitments of $108,333)	—	28,475,300	—	28,475,300
Transportation	—	3,333,954	—	3,333,954
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,023,674)	—	749,816,419	535,847	750,352,266
Total Corporate Bonds & Notes*	—	28,935,102	—	28,935,102
Common Stocks
Commercial Services	—	—	218,632	218,632
Diversified Consumer Services	—	2,114	—	2,114
Electric Utilities	—	—	311,148	311,148
Energy Equipment & Services	58,716	—	—	58,716
Health Care Equipment & Supplies	—	623,103	—	623,103
Household Products	—	38,677	—	38,677
Leisure Products	—	67,916	—	67,916
Media	1,080,485	—	387,145	1,467,630
Metals & Mining	—	118,012	193,019	311,031
Oil, Gas & Consumable Fuels	—	649,758	—	649,758
Software	—	742,747	—	742,747
Specialty Retail	—	—	24,067	24,067
Total Common Stocks	1,139,201	2,242,327	1,134,011	4,515,539
Preferred Stocks
Household Products	139,896	—	—	139,896
Metals & Mining	302,153	—	—	302,153
Specialty Retail	—	—	0	0
Total Preferred Stocks	442,049	—	0	442,049
Warrants
Healthcare-Services	—	—	0	0
Oil, Gas & Consumable Fuels	—	387,527	—	387,527
Specialty Retail	—	—	0	0
Total Warrants	—	387,527	0	387,527
Total Short-Term Investment*	—	32,136,937	—	32,136,937
Total Net Investments	$1,581,250	$813,518,312	$1,669,858	$816,769,420

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

During the period ended September 30, 2021, a transfer from Level 3 to Level 2 in the amount of $358,137 was due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—43.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—6.8%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	123,785	$129,733
4.500%, 03/01/25	339,400	357,729
Fannie Mae ARM Pool 1.260%, 6M LIBOR + 1.068%, 11/01/33 (a)	2,969	2,986
1.262%, 6M LIBOR + 1.008%, 11/01/33 (a)	645	640
1.480%, 6M LIBOR + 1.230%, 03/01/28 (a)	2,409	2,419
1.547%, 6M LIBOR + 1.401%, 03/01/35 (a)	12,158	12,556
1.621%, 6M LIBOR + 1.413%, 11/01/34 (a)	3,905	3,942
1.625%, 12M LIBOR + 1.375%, 07/01/33 (a)	12,029	12,123
1.648%, 6M LIBOR + 1.430%, 02/01/36 (a)	22,064	22,843
1.665%, 6M LIBOR + 1.415%, 06/01/32 (a)	7,719	7,759
1.684%, 6M LIBOR + 1.434%, 12/01/32 (a)	166,300	167,449
1.726%, 6M LIBOR + 1.585%, 03/01/36 (a)	50,564	52,642
1.748%, 6M LIBOR + 1.570%, 11/01/35 (a)	32,240	33,524
1.752%, 12M LIBOR + 1.502%, 07/01/33 (a)	27,773	27,892
1.788%, 6M LIBOR + 1.538%, 09/01/35 (a)	4,689	4,736
1.794%, 6M LIBOR + 1.544%, 12/01/34 (a)	23,545	24,442
1.795%, 12M LIBOR + 1.420%, 03/01/36 (a)	4,748	4,756
1.800%, 1Y H15 + 1.675%, 11/01/32 (a)	8,271	8,259
1.869%, 6M LIBOR + 1.663%, 03/01/37 (a)	2,858	2,986
1.870%, 6M LIBOR + 1.620%, 11/01/32 (a)	19,843	19,913
1.895%, 1Y H15 + 1.770%, 09/01/37 (a)	2,892	2,913
1.895%, 12M LIBOR + 1.645%, 09/01/39 (a)	1,970	1,976
1.900%, 12M LIBOR + 1.650%, 05/01/33 (a)	7,643	7,682
1.905%, 12M LIBOR + 1.530%, 02/01/33 (a)	29,418	29,440
1.916%, 12M LIBOR + 1.625%, 03/01/33 (a)	21,399	21,604
1.922%, 12M LIBOR + 1.613%, 01/01/36 (a)	24,024	25,035
1.925%, 12M LIBOR + 1.550%, 02/01/44 (a)	27,019	26,993
1.931%, 12M LIBOR + 1.707%, 08/01/37 (a)	5,317	5,613
1.946%, 6M LIBOR + 1.717%, 04/01/36 (a)	19,635	20,476
1.960%, 12M LIBOR + 1.585%, 02/01/36 (a)	10,226	10,325
1.970%, 12M LIBOR + 1.720%, 08/01/35 (a)	24,741	24,956
1.982%, 12M LIBOR + 1.710%, 09/01/37 (a)	957	974
2.000%, 1Y H15 + 1.876%, 02/01/25 (a)	22,509	22,509
2.000%, 12M LIBOR + 1.750%, 04/01/34 (a)	31,985	32,159
2.011%, 6M LIBOR + 1.761%, 06/01/28 (a)	1,517	1,530
2.016%, 12M LIBOR + 1.665%, 11/01/36 (a)	747,681	787,679
2.041%, 1Y H15 + 1.947%, 08/01/29 (a)	1,127	1,128
2.087%, 1Y H15 + 2.010%, 06/01/25 (a)	19,524	19,583
2.087%, 12M LIBOR + 1.690%, 11/01/35 (a)	14,691	14,901
2.088%, 12M LIBOR + 1.713%, 02/01/32 (a)	58,849	59,120
2.107%, 12M LIBOR + 1.810%, 04/01/40 (a)	1,880	1,887
2.123%, 1Y H15 + 1.998%, 10/01/32 (a)	10,098	10,089
2.123%, 12M LIBOR + 1.713%, 09/01/35 (a)	1,119,274	1,180,938
2.136%, 12M LIBOR + 1.660%, 11/01/36 (a)	296	305
2.149%, 1Y H15 + 2.149%, 08/01/33 (a)	40,580	40,442
2.153%, 12M LIBOR + 1.778%, 12/01/35 (a)	111,939	111,946
2.155%, 12M LIBOR + 1.655%, 08/01/34 (a)	916	917
2.172%, 1Y H15 + 2.083%, 07/01/33 (a)	17,120	17,202
2.185%, 12M LIBOR + 1.810%, 04/01/35 (a)	168,290	174,668
2.190%, 12M LIBOR + 1.815%, 03/01/36 (a)	9,616	9,711
2.198%, 12M LIBOR + 1.698%, 10/01/33 (a)	26,704	26,942
2.208%, 12M LIBOR + 1.833%, 08/01/32 (a)	43,901	44,073
2.223%, 1Y H15 + 2.223%, 07/01/35 (a)	7,376	7,645
2.230%, 1Y H15 + 2.105%, 07/01/25 (a)	94	94

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool 2.231%, 6M LIBOR + 2.106%, 09/01/33 (a)	21,014	21,069
2.241%, 12M LIBOR + 1.905%, 11/01/35 (a)	319,842	338,806
2.253%, 12M LIBOR + 1.841%, 03/01/36 (a)	15,373	15,487
2.270%, 1Y H15 + 2.175%, 11/01/35 (a)	1,019,922	1,085,450
2.273%, 12M LIBOR + 1.773%, 10/01/36 (a)	1,645	1,742
2.277%, 1Y H15 + 2.152%, 12/01/33 (a)	38,545	38,893
2.280%, 1Y H15 + 2.280%, 07/01/32 (a)	2,127	2,134
2.290%, 1Y H15 + 2.290%, 08/01/32 (a)	6,665	6,656
2.296%, 1Y H15 + 2.223%, 03/01/38 (a)	7,215	7,299
2.300%, 1Y H15 + 2.300%, 09/01/32 (a)	2,143	2,147
2.309%, 1Y H15 + 2.235%, 09/01/36 (a)	331	332
2.317%, 1Y H15 + 2.214%, 04/01/27 (a)	732	737
2.336%, 1Y H15 + 2.231%, 09/01/33 (a)	2,780	2,794
2.368%, 1Y H15 + 2.284%, 01/01/32 (a)	1,613	1,656
2.395%, 1Y H15 + 2.270%, 01/01/32 (a)	6,737	6,734
2.400%, 6M LIBOR + 2.275%, 08/01/32 (a)	22,391	22,507
2.400%, 1Y H15 + 2.275%, 06/01/35 (a)	39,418	39,339
2.410%, 1Y H15 + 2.285%, 02/01/35 (a)	29,103	29,073
2.422%, 1Y H15 + 2.360%, 11/01/34 (a)	1,132,884	1,204,500
2.500%, 6M LIBOR + 2.250%, 10/01/33 (a)	17,983	18,139
2.504%, 1Y H15 + 2.406%, 09/01/33 (a)	714	716
2.562%, 1Y H15 + 2.437%, 04/01/36 (a)	2,300	2,337
2.592%, 1Y H15 + 2.525%, 07/01/28 (a)	1,650	1,653
2.650%, 1Y H15 + 2.525%, 05/01/32 (a)	789	791
2.663%, 1Y H15 + 2.163%, 07/01/33 (a)	19,955	19,907
2.749%, 1Y H15 + 2.174%, 03/01/30 (a)	469	468
2.788%, 1Y H15 + 2.270%, 08/01/30 (a)	10,493	10,514
2.819%, 1Y H15 + 2.270%, 01/01/29 (a)	7,735	7,746
Fannie Mae Connecticut Avenue Securities (CMO) 2.686%, 1M LIBOR + 2.600%, 05/25/24 (a)	2,321,206	2,349,253
2.986%, 1M LIBOR + 2.900%, 07/25/24 (a)	1,191,849	1,214,507
3.086%, 1M LIBOR + 3.000%, 07/25/24 (a)	2,357,689	2,398,488
4.086%, 1M LIBOR + 4.000%, 05/25/25 (a)	1,748,893	1,777,524
4.336%, 1M LIBOR + 4.250%, 01/25/29 (a)	1,207,002	1,251,189
4.336%, 1M LIBOR + 4.250%, 04/25/29 (a)	959,418	994,037
4.386%, 1M LIBOR + 4.300%, 02/25/25 (a)	1,668,361	1,702,628
4.436%, 1M LIBOR + 4.350%, 05/25/29 (a)	2,080,061	2,167,435
4.536%, 1M LIBOR + 4.450%, 01/25/29 (a)	1,449,734	1,503,548
4.986%, 1M LIBOR + 4.900%, 11/25/24 (a)	2,013,718	2,088,728
5.086%, 1M LIBOR + 5.000%, 11/25/24 (a)	564,153	575,526
5.086%, 1M LIBOR + 5.000%, 07/25/25 (a)	1,706,557	1,748,310
5.336%, 1M LIBOR + 5.250%, 10/25/23 (a)	1,572,733	1,636,143
7.036%, 1M LIBOR + 6.950%, 08/25/28 (a)	1,571,238	1,666,973
Freddie Mac REMICS (CMO) 3.500%, 03/15/43	95,356	96,688
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 1.436%, 1M LIBOR + 1.350%, 03/25/29 (a)	7,209	7,212
3.686%, 1M LIBOR + 3.600%, 04/25/24 (a)	828,979	846,164
3.836%, 1M LIBOR + 3.750%, 09/25/24 (a)	3,010,490	3,112,380
4.086%, 1M LIBOR + 4.000%, 08/25/24 (a)	104,964	107,536
4.186%, 1M LIBOR + 4.100%, 08/25/24 (a)	506,325	512,248
4.636%, 1M LIBOR + 4.550%, 10/25/24 (a)	1,620,860	1,669,925
4.736%, 1M LIBOR + 4.650%, 10/25/28 (a)	2,939,002	3,050,363
4.836%, 1M LIBOR + 4.750%, 10/25/24 (a)	118,851	119,872
5.236%, 1M LIBOR + 5.150%, 11/25/28 (a)	2,209,749	2,280,552

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 5.634%, 1M LIBOR + 5.550%, 07/25/28 (a)	5,007,619	$5,252,027
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (b)	21,631,000	22,277,395

		68,939,061

U.S. Treasury—36.6%
U.S. Treasury Notes 1.375%, 06/30/23	30,000,000	30,600,000
1.500%, 02/28/23	29,000,000	29,546,015
1.625%, 11/15/22 (c)	28,000,000	28,472,500
1.625%, 04/30/23	32,000,000	32,716,250
1.625%, 05/31/23	18,000,000	18,419,766
1.750%, 03/31/22	19,000,000	19,160,312
1.750%, 05/15/22 (c) (d)	10,000,000	10,105,469
1.875%, 08/31/22	10,000,000	10,164,063
2.500%, 08/15/23	45,000,000	46,882,617
2.625%, 02/28/23	15,000,000	15,518,555
2.750%, 05/31/23	18,000,000	18,755,859
2.750%, 08/31/23	20,000,000	20,946,094
2.750%, 11/15/23	29,000,000	30,493,047
2.875%, 10/31/23	19,000,000	20,010,859
2.875%, 11/30/23 (c)	25,000,000	26,372,070
2.875%, 07/31/25	12,500,000	13,502,930

		371,666,406

Total U.S. Treasury & Government Agencies (Cost $449,467,737)		440,605,467

Corporate Bonds & Notes—24.7%

Aerospace/Defense—0.7%
Boeing Co. (The) 2.196%, 02/04/26 (c)	2,600,000	2,619,167
General Dynamics Corp. 3.250%, 04/01/25	3,300,000	3,542,014
TransDigm, Inc. 6.250%, 03/15/26 (144A)	900,000	938,250

		7,099,431

Agriculture—0.3%
Altria Group, Inc. 2.350%, 05/06/25	2,200,000	2,281,054
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	300,000	315,656

		2,596,710

Airlines—0.8%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd 5.500%, 04/20/26 (144A)	1,500,000	1,576,875
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.500%, 10/20/25 (144A)	4,700,000	5,029,000
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd. 5.750%, 01/20/26 (144A) (c)	800,000	837,000

Airlines—(Continued)
United Airlines Pass-Through Trust 4.875%, 01/15/26	186,850	197,863
United Airlines, Inc. 4.375%, 04/15/26 (144A)	100,000	102,625

		7,743,363

Banks—5.6%
Akbank T.A.S. 5.125%, 03/31/25 (144A) (c)	700,000	699,860
Bank of America Corp. 3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,220,878
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,857,040
BNP Paribas S.A. 2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	700,000	718,466
BPCE S.A. 2.375%, 01/14/25 (144A)	3,000,000	3,097,560
Citigroup, Inc. 4.600%, 03/09/26	4,000,000	4,517,724
Credit Suisse Group AG 4.550%, 04/17/26	4,000,000	4,493,302
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A) (c)	2,000,000	2,040,558
Goldman Sachs Group, Inc. (The) 3.750%, 02/25/26 (c)	2,000,000	2,194,670
4.250%, 10/21/25	3,000,000	3,322,290
HSBC Holdings plc 1.645%, SOFR + 1.538%, 04/18/26 (a) (c)	1,500,000	1,508,046
2.013%, SOFR + 1.732%, 09/22/28 (a)	2,300,000	2,299,436
JPMorgan Chase & Co. 2.083%, SOFR + 1.850%, 04/22/26 (a)	5,400,000	5,554,232
3.875%, 09/10/24	2,500,000	2,718,200
Morgan Stanley 2.188%, SOFR + 1.990%, 04/28/26 (a)	2,900,000	2,994,261
4.350%, 09/08/26	2,200,000	2,483,161
Shinhan Bank Co., Ltd. 1.375%, 10/21/26 (144A)	2,500,000	2,492,912
Societe Generale S.A. 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	1,500,000	1,491,860
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	1,300,000	1,296,706
Wells Fargo & Co. 2.188%, SOFR + 2.000%, 04/30/26 (a)	2,500,000	2,580,338
4.100%, 06/03/26	3,000,000	3,341,224
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,306,879

		57,229,603

Beverages—0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.650%, 02/01/26	1,400,000	1,535,550
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30 (c)	1,800,000	1,971,456
Coca-Cola Europacific Partners plc 1.500%, 01/15/27 (144A) (c)	1,600,000	1,588,206

		5,095,212

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.1%
Royalty Pharma plc 1.750%, 09/02/27 (c)	700,000	$696,973

Chemicals—0.6%
Braskem Netherlands Finance B.V. 4.500%, 01/31/30 (144A) (c)	2,300,000	2,447,200
Methanex Corp. 4.250%, 12/01/24 (c)	900,000	949,500
Sasol Financing USA LLC 6.500%, 09/27/28 (c)	2,300,000	2,538,050

		5,934,750

Commercial Services—0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/27 (144A) (EUR)	400,000	468,561

Cosmetics/Personal Care—0.4%
Avon Products, Inc. 6.500%, 03/15/23 (c)	1,900,000	2,010,219
Oriflame Investment Holding plc 5.125%, 05/04/26 (144A) (c)	700,000	716,660
Procter & Gamble Co. (The) 1.700%, 11/03/21 (c)	1,500,000	1,501,845

		4,228,724

Diversified Financial Services—0.6%
Capital One Financial Corp. 3.050%, 03/09/22 (c)	5,400,000	5,452,815
OneMain Finance Corp. 6.125%, 03/15/24	600,000	641,100

		6,093,915

Electric—2.2%
Berkshire Hathaway Energy Co. 4.050%, 04/15/25	1,700,000	1,869,343
Comision Federal de Electricidad 4.750%, 02/23/27 (144A)	2,300,000	2,576,000
Dominion Energy, Inc. 1.450%, 04/15/26 (c)	2,000,000	2,006,492
EDP Finance B.V. 1.710%, 01/24/28 (144A)	1,900,000	1,867,253
Exelon Corp. 3.400%, 04/15/26	2,000,000	2,166,245
4.050%, 04/15/30	2,400,000	2,719,988
InterGen NV 7.000%, 06/30/23 (144A) (c)	1,500,000	1,477,500
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	2,500,000	2,541,600
3.875%, 07/19/23 (144A)	1,300,000	1,374,818
Southern Co. (The) 3.250%, 07/01/26	3,000,000	3,228,203
Talen Energy Supply LLC 10.500%, 01/15/26 (144A) (c)	900,000	495,000

		22,322,442

Electrical Components & Equipment—0.1%
WESCO Distribution, Inc. 7.125%, 06/15/25 (144A)	1,100,000	1,173,843

Electronics—0.2%
Flex, Ltd. 3.750%, 02/01/26 (c)	1,400,000	1,523,491

Entertainment—0.2%
Banijay Entertainment SASU 5.375%, 03/01/25 (144A)	1,200,000	1,237,500
International Game Technology plc 4.125%, 04/15/26 (144A)	900,000	935,433

		2,172,933

Food—0.1%
Cencosud S.A. 4.375%, 07/17/27 (144A)	1,000,000	1,086,250

Healthcare-Services—0.7%
Anthem, Inc. 1.500%, 03/15/26 (c)	3,000,000	3,025,163
Centene Corp. 3.375%, 02/15/30	1,000,000	1,035,300
ModivCare, Inc. 5.875%, 11/15/25 (144A)	800,000	846,000
Quest Diagnostics, Inc. 3.450%, 06/01/26 (c)	2,100,000	2,284,329

		7,190,792

Insurance—0.1%
Radian Group, Inc. 6.625%, 03/15/25	500,000	558,125
Willis North America, Inc. 2.950%, 09/15/29	400,000	418,270

		976,395

Internet—1.6%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24	4,000,000	4,285,483
Amazon.com, Inc. 2.400%, 02/22/23 (c)	1,700,000	1,747,289
Baidu, Inc. 4.375%, 05/14/24	2,300,000	2,486,658
Netflix, Inc. 3.625%, 06/15/25 (144A)	800,000	850,000
4.375%, 11/15/26 (c)	700,000	782,250
5.750%, 03/01/24	1,200,000	1,325,628
Tencent Holdings, Ltd. 1.810%, 01/26/26 (144A) (c)	900,000	907,744
2.985%, 01/19/23 (144A)	3,300,000	3,387,780

		15,772,832

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—0.6%
Carnival Corp. 5.750%, 03/01/27 (144A)	1,400,000	$1,447,250
NCL Corp., Ltd. 5.875%, 03/15/26 (144A) (c)	2,000,000	2,050,000
Royal Caribbean Cruises, Ltd. 5.500%, 08/31/26 (144A)	2,085,000	2,143,255

		5,640,505

Lodging—0.3%
Genting New York LLC 3.300%, 02/15/26 (144A) (c)	900,000	892,410
Sands China, Ltd. 2.300%, 03/08/27 (144A) (c)	1,200,000	1,160,436
Studio City Finance, Ltd. 6.000%, 07/15/25 (144A) (c)	1,000,000	990,000
Wynn Macau, Ltd. 5.625%, 08/26/28 (144A)	200,000	190,387

		3,233,233

Machinery-Construction & Mining—0.1%
Manitowoc Co., Inc. (The) 9.000%, 04/01/26 (144A) (c)	700,000	749,749

Media—1.6%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A) (c)	800,000	803,744
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 2.800%, 04/01/31	1,100,000	1,102,485
4.908%, 07/23/25	3,000,000	3,373,874
CSC Holdings LLC 5.250%, 06/01/24 (c)	1,200,000	1,285,416
DISH DBS Corp. 5.875%, 07/15/22	700,000	721,437
5.875%, 11/15/24	900,000	967,752
Fox Corp. 3.050%, 04/07/25	1,700,000	1,809,338
Sirius XM Radio, Inc. 3.125%, 09/01/26 (144A) (c)	700,000	709,625
TWDC Enterprises 18 Corp. 3.150%, 09/17/25 (c)	3,000,000	3,242,280
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (c)	900,000	913,140
Walt Disney Co. (The) 1.750%, 01/13/26	1,300,000	1,333,837

		16,262,928

Mining—0.0%
Novelis Corp. 3.250%, 11/15/26 (144A)	300,000	304,254

Miscellaneous Manufacturing—0.0%
Anagram International, Inc. / Anagram Holdings LLC 10.000%, 08/15/26 PIK, (144A) (f)	111,470	109,241

Multi-National—0.1%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,455,935

Oil & Gas—2.3%
Apache Corp. 4.625%, 11/15/25 (c)	900,000	967,500
BP Capital Markets America, Inc. 3.410%, 02/11/26 (c)	2,000,000	2,179,876
3.796%, 09/21/25 (c)	3,200,000	3,518,399
Continental Resources, Inc. 4.375%, 01/15/28 (c)	2,500,000	2,765,625
Ecopetrol S.A. 5.375%, 06/26/26	2,300,000	2,499,755
Equinor ASA 1.750%, 01/22/26	1,300,000	1,331,895
2.875%, 04/06/25 (c)	4,700,000	4,990,164
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	844,909
Mesquite Energy, Inc. 7.750%, 06/15/21	1,200,000	36,000
Occidental Petroleum Corp. 3.450%, 07/15/24	1,000,000	1,022,500
Petroleos Mexicanos 6.875%, 10/16/25 (144A)	350,000	383,250
Valero Energy Corp. 2.850%, 04/15/25 (c)	3,000,000	3,159,487

		23,699,360

Oil & Gas Services—0.0%
Weatherford International, Ltd. 11.000%, 12/01/24 (144A) (c)	199,000	209,571

Packaging & Containers—0.4%
BWAY Holding Co. 7.250%, 04/15/25 (144A) (c)	2,000,000	1,987,810
OI European Group B.V. 4.000%, 03/15/23 (144A) (c)	1,000,000	1,020,000
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A) (c)	300,000	320,250
5.875%, 08/15/23 (144A) (c)	700,000	740,250

		4,068,310

Pharmaceuticals—1.4%
AbbVie, Inc. 3.450%, 03/15/22	4,900,000	4,943,768
AstraZeneca plc 0.700%, 04/08/26	200,000	195,802
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A) (c)	3,000,000	3,192,303
Bristol-Myers Squibb Co. 2.750%, 02/15/23 (c)	1,500,000	1,547,024
Cigna Corp. 1.250%, 03/15/26 (c)	4,000,000	3,991,490

		13,870,387

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—1.3%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	2,500,000	$2,824,076
Energy Transfer L.P. 4.050%, 03/15/25	1,800,000	1,941,717
4.200%, 09/15/23 (c)	1,000,000	1,062,130
EnLink Midstream Partners L.P. 4.400%, 04/01/24	1,400,000	1,455,188
MPLX L.P. 4.875%, 12/01/24	2,500,000	2,769,121
Sabine Pass Liquefaction LLC 5.625%, 03/01/25	1,700,000	1,929,408
5.750%, 05/15/24 (c)	1,000,000	1,113,709
Williams Cos., Inc. (The) 4.000%, 09/15/25	500,000	547,934

		13,643,283

Real Estate—0.0%
Vivion Investments Sarl 3.000%, 08/08/24 (EUR)	200,000	225,508

Real Estate Investment Trusts—0.2%
VICI Properties L.P. / VICI Note Co., Inc. 3.500%, 02/15/25 (144A) (c)	2,200,000	2,244,000

Retail—0.0%
KSouth Africa, Ltd. 3.000%, 12/31/22 PIK, (144A)† (f) (g) (h)	691,292	0
25.000%, 12/31/22 PIK, (144A)† (f) (g) (h)	247,878	0
Party City Holdings, Inc. 5.750%, 6M LIBOR + 5.000%, 07/15/25 (144A) (a) (c)	195,885	183,642

		183,642

Semiconductors—0.3%
SK Hynix, Inc. 1.500%, 01/19/26 (144A)	3,400,000	3,356,072

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27 (c)	1,000,000	1,031,449

Telecommunications—1.0%
AT&T, Inc. 2.300%, 06/01/27	400,000	413,991
4.125%, 02/17/26 (c)	3,000,000	3,348,029
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	900,000	911,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	262,500	280,350
T-Mobile USA, Inc. 2.250%, 02/15/26 (c)	1,000,000	1,011,250
Verizon Communications, Inc. 1.450%, 03/20/26	4,300,000	4,338,743

		10,303,613

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	600,000	594,516

Total Corporate Bonds & Notes (Cost $244,296,602)		250,591,776

Asset-Backed Securities—13.5%

Asset-Backed - Credit Card—0.2%
Capital One Multi-Asset Execution Trust 2.290%, 07/15/25	1,970,000	2,009,430

Asset-Backed - Home Equity—0.0%
RAAC Trust 0.786%, 1M LIBOR + 0.700%, 03/25/34 (a)	104,541	106,140

Asset-Backed - Other—13.3%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	463,421
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,231,351	2,354,915
Apidos CLO XXXV 1.249%, 3M LIBOR + 1.050%, 04/20/34 (144A) (a)	6,910,000	6,916,025
Ares Euro CLO B.V. 0.920%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,715,509
1.600%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	576,871
Armada Euro CLO IV DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (a)	500,000	579,068
Atrium XIII 1.938%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	998,990
Bain Capital Credit CLO 1.098%, 3M LIBOR + 0.960%, 04/23/31 (144A) (a)	1,500,000	1,500,063
1.288%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	996,009
BCC Middle Market CLO LLC 2.284%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	1,594,882
Blackrock European CLO IX DAC 0.900%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (a)	2,600,000	3,011,987
1.550%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (a)	800,000	927,623
BlueMountain CLO, Ltd. 1.235%, 3M LIBOR + 1.110%, 08/15/31 (144A) (a)	2,467,643	2,471,898
3.031%, 3M LIBOR + 2.900%, 11/20/28 (144A) (a)	250,000	247,751
BlueMountain Fuji EUR CLO 1.550%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (a)	1,400,000	1,611,188
BlueMountain Fuji U.S. CLO, Ltd. 1.826%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,971,770
Carlyle Global Market Strategies CLO, Ltd. 2.734%, 3M LIBOR + 2.600%, 04/17/31 (144A) (a)	292,000	272,805
Carlyle GMS Finance MM CLO LLC 2.326%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	995,604

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle U.S. CLO, Ltd. 1.331%, 3M LIBOR + 1.140%, 04/15/34 (144A) (a)	6,398,000	$6,397,974
1.934%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	995,122
Cent CLO 21, Ltd. 3.329%, 3M LIBOR + 3.200%, 07/27/30 (144A) (a)	275,000	271,542
CF Hippolyta LLC 1.690%, 07/15/60 (144A)	1,201,523	1,217,803
Cook Park CLO Ltd. 1.254%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,500,049
Countrywide Asset-Backed Certificates 0.836%, 1M LIBOR + 0.750%, 03/25/34 (a)	44,914	44,870
Dryden 44 Euro CLO B.V. 0.880%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	7,166,000	8,278,697
Dryden 45 Senior Loan Fund 1.526%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,999,244
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	1,425,932	1,421,460
GoldentTree Loan Management US CLO 1, Ltd. 1.204%, 3M LIBOR + 1.070%, 01/20/33 (144A) (a)	5,631,000	5,632,560
Halcyon Loan Advisors Funding, Ltd. 1.934%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,500,747
Holland Park CLO DAC 0.920%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (a)	9,900,000	11,467,687
Invitation Homes Trust 0.934%, 1M LIBOR + 0.850%, 12/17/36 (144A) (a)	1,739,238	1,739,512
LCM, Ltd. 1.934%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	993,508
Long Point Park CLO, Ltd. 1.834%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	993,753
Madison Park Euro Funding VIII DAC 0.950%, 3M EURIBOR + 0.950%, 04/15/32 (144A) (EUR) (a)	8,000,000	9,269,644
1.700%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (a)	900,000	1,042,689
Madison Park Funding, Ltd. 1.838%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	1,005,861
Magnetite XXIX, Ltd. 1.116%, 3M LIBOR + 0.990%, 01/15/34 (144A) (a)	7,806,000	7,806,461
Mill City Mortgage Loan Trust 3.250%, 05/25/62 (144A) (a)	1,491,019	1,519,759
3.500%, 04/25/66 (144A) (a)	2,185,570	2,259,210
Neuberger Berman CLO, Ltd. 1.534%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,700,223
Octagon Investment Partners, Ltd. 1.234%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	596,358
1.575%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	2,001,480
2.826%, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	392,679
OHA Credit Partners VII, Ltd. 1.201%, 3M LIBOR + 1.070%, 02/20/34 (144A) (a)	6,398,000	6,399,894
RR 14, Ltd. 1.246%, 3M LIBOR + 1.120%, 04/15/36 (144A) (a)	8,382,000	8,379,896
Sculptor CLO XXV, Ltd. 1.404%, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	3,839,000	3,843,714

Asset-Backed - Other—(Continued)
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	1,783,991	1,808,079
3.000%, 06/25/58 (144A) (a)	2,091,787	2,168,106
3.705%, 03/25/58 (144A) (a)	563,719	593,716
3.750%, 05/25/58 (144A) (a)	3,383,226	3,538,163
Voya CLO, Ltd. 1.095%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	800,000	800,778
1.534%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,456,319
3.384%, 3M LIBOR + 3.250%, 10/18/31 (144A) (a)	849,057	824,236

		135,068,172

Total Asset-Backed Securities (Cost $135,231,165)		137,183,742

Floating Rate Loans (i)—4.7%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.629%, 3M LIBOR + 3.500%, 08/21/26	296,222	290,533

Aerospace/Defense—0.2%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 4.500%, 6M LIBOR + 3.500%, 01/17/27	297,686	298,647
AqGen Island Holdings, Inc. Term Loan B, 4.000%, 3M LIBOR + 3.500%, 08/02/28	249,175	248,988
Dynasty Acquisition Co., Inc. Term Loan B1, 3.632%, 3M LIBOR + 3.500%, 04/06/26	611,039	598,861
Term Loan B2, 3.632%, 3M LIBOR + 3.500%, 04/06/26	328,516	321,968

		1,468,464

Airlines—0.5%
AAdvantage Loyalty, IP Ltd. Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/20/28	168,286	174,140
Air Canada Term Loan B, 4.250%, 3M LIBOR + 3.500%, 08/11/28	2,630,233	2,645,028
Allegiant Travel Co. Term Loan, 3.124%, 3M LIBOR + 3.000%, 02/05/24	624,068	621,792
Kestrel Bidco, Inc. Term Loan B, 4.000%, 3M LIBOR + 3.000%, 12/11/26	1,299,343	1,271,281
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	157,270	167,424
United Airlines, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 04/21/28	248,750	251,022

		5,130,687

Apparel—0.0%
Champ Acquisition Corp. Term Loan, 5.667%, 6M LIBOR + 5.500%, 12/19/25	289,429	291,358

Auto Manufacturers—0.0%
American Trailer World Corp. Term Loan B, 4.500%, 1M LIBOR + 3.750%, 03/03/28	157,805	157,246

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.1%
Adient U.S. LLC Term Loan B, 3.584%, 1M LIBOR + 3.500%, 04/08/28	538,650	$539,468
Clarios Global L.P. USD Term Loan B, 3.337%, 1M LIBOR + 3.250%, 04/30/26	220,305	219,547
DexKo Global, Inc. Term Loan, 09/22/28 (e)	9,433	9,437
Term Loan B, 09/23/28 (e)	49,523	49,544
Truck Hero, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.250%, 01/31/28	78,127	78,053

		896,049

Beverages—0.0%
City Brewing Co. LLC Closing Date Term Loan, 4.250%, 3M LIBOR + 3.500%, 04/05/28	111,111	110,208
Triton Water Holdings, Inc. Term Loan, 4.000%, 3M LIBOR + 3.500%, 03/31/28	193,563	193,533

		303,741

Chemicals—0.1%
CPC Acquisition Corp. Term Loan, 4.500%, 3M LIBOR + 3.750%, 12/29/27	102,842	102,649
Cyanco Intermediate Corp. Term Loan B, 3.587%, 1M LIBOR + 3.500%, 03/16/25	562,115	560,358
Illuminate Buyer LLC Term Loan, 3.584%, 1M LIBOR + 3.500%, 06/30/27	227,699	227,699
INEOS Styrolution U.S. Holding LLC USD Term Loan B, 3.250%, 1M LIBOR + 2.750%, 01/29/26	123,937	124,138
SCIH Salt Holdings, Inc. Incremental Term Loan B, 4.750%, 3M LIBOR + 4.000%, 03/16/27	246,820	247,456
Sparta U.S. HoldCo LLC Term Loan, 4.250%, 3M LIBOR + 3.500%, 08/02/28	128,976	129,379

		1,391,679

Commercial Services—0.2%
Amentum Government Services Holdings LLC Term Loan B, 5.500%, 3M LIBOR + 4.750%, 01/29/27	99,500	100,464
APX Group, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.500%, 07/10/28	83,039	82,918
Avis Budget Car Rental, LLC Term Loan B, 1.840%, 1M LIBOR + 1.750%, 08/06/27	754,918	740,186
CHG Healthcare Services, Inc. Term Loan, 09/29/28 (e)	58,020	58,020
KUEHG Corp. Incremental Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/21/25	595,385	590,609
MPH Acquisition Holdings LLC Term Loan B, 4.750%, 3M LIBOR + 4.250%, 08/17/28	173,305	171,656
Rent-A-Center, Inc. 1st Lien Term Loan B, 3.374%, 3M LIBOR + 3.250%, 02/17/28	137,642	138,330
Verscend Holding Corp. Term Loan B, 4.084%, 1M LIBOR + 4.000%, 08/27/25	237,793	238,447

		2,120,630

Computers—0.1%
Magenta Buyer LLC USD 1st Lien Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/27/28	461,844	462,537
Peraton Holding Corp. Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/01/28	331,136	331,846
Perforce Software, Inc. Term Loan B, 3.834%, 1M LIBOR + 3.750%, 07/01/26	822	817
Vision Solutions, Inc. 1st Lien Term Loan, 5.000%, 3M LIBOR + 4.250%, 04/24/28	539,131	538,963

		1,334,163

Cosmetics/Personal Care—0.1%
Conair Holdings LLC Term Loan B, 4.250%, 3M LIBOR + 3.750%, 05/17/28	45,960	46,052
Coty, Inc. Term Loan B, 2.333%, 1M LIBOR + 2.250%, 04/07/25	892,941	879,547

		925,599

Diversified Financial Services—0.2%
Citadel Securities L.P. Term Loan B, 2.584%, 1M LIBOR + 2.500%, 02/02/28	388,050	385,079
Edelman Financial Center LLC Term Loan B, 4.250%, 1M LIBOR + 3.500%, 04/07/28	700,000	699,500
Jane Street Group LLC Term Loan, 2.834%, 1M LIBOR + 2.750%, 01/26/28	188,651	187,020
Russell Investments Group LLC Term Loan, 4.500%, 6M LIBOR + 3.500%, 05/30/25	400,000	401,083

		1,672,682

Electric—0.0%
Astoria Energy LLC Term Loan B, 4.500%, 3M LIBOR + 3.500%, 12/10/27	23,528	23,618

Engineering & Construction—0.1%
USIC Holdings, Inc. Term Loan, 3.584%, 1M LIBOR + 3.500%, 05/12/28	175,982	176,037
Ventia Deco LLC Term Loan B, 5.000%, 3M LIBOR + 4.000%, 05/21/26	349,298	351,335

		527,372

Entertainment—0.2%
Great Canadian Gaming Corp. Term Loan, 11/01/26 (e)	42,034	42,182
Motion Finco Sarl Delayed Draw Term Loan B2, 11/12/26 (e)	124,774	121,098
Term Loan B1, 11/12/26 (e)	875,226	849,438
Twin River Worldwide Holdings, Inc. Term Loan B, 08/06/28 (e)	288,181	288,474
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 2.840%, 1M LIBOR + 2.750%, 05/18/25	535,217	525,516

		1,826,708

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.0%
Madison IAQ LLC Term Loan, 3.750%, 6M LIBOR + 3.250%, 06/21/28	120,910	$120,882

Healthcare-Services—0.2%
ADMI Corp. Incremental Term Loan B3, 4.000%, 1M LIBOR + 3.500%, 12/23/27	105,578	105,559
Term Loan B2, 3.625%, 1M LIBOR + 3.125%, 12/23/27	81,508	80,897
Aveanna Healthcare, LLC Delayed Draw Term Loan, 07/17/28 (e)	31,416	31,438
Term Loan B, 4.250%, 1M LIBOR + 3.750%, 07/17/28	135,088	135,183
eResearchTechnology, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 4.500%, 02/04/27	276,018	277,743
Global Medical Response, Inc. Term Loan B2, 03/14/25 (e)	103,581	103,997
Heartland Dental, LLC
Incremental Term Loan, 4.085%, 1M LIBOR + 4.000%, 04/30/25	77,175	77,090
Icon Luxembourg Sarl Term Loan, 3.000%, 3M LIBOR + 2.500%, 07/03/28	109,946	110,449
National Mentor Holdings, Inc. Term Loan C, 4.480%, 3M LIBOR + 4.250%, 03/09/26	1,755	1,757
Parexel International Corp. 1st Lien Term Loan, 08/11/28 (e)	63,742	63,831
Phoenix Guarantor, Inc. Term Loan B, 3.336%, 1M LIBOR + 3.250%, 03/05/26	349,207	347,570
Term Loan B, 3.585%, 1M LIBOR + 3.500%, 03/05/26	199,001	198,541
Pluto Acquisition I, Inc. 1st Lien Term Loan, 4.121%, 3M LIBOR + 4.000%, 06/20/26	122,170	122,132
Radiology Partners, Inc. 1st Lien Term Loan B, 4.333%, 1M LIBOR + 4.250%, 07/09/25	139,115	139,182
U.S. Anesthesia Partners, Inc. Term Loan, 10/01/28 (e)	100,979	101,245
U.S. Renal Care, Inc. Term Loan B, 5.084%, 1M LIBOR + 5.000%, 06/26/26	296,487	296,348

		2,192,962

Home Builders—0.2%
Thor Industries, Inc. USD Term Loan, 3.125%, 1M LIBOR + 3.000%, 02/01/26	1,680,323	1,685,048

Home Furnishings—0.0%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan, 07/31/28 (e)	26,040	26,144
1st Lien Term Loan B, 4.500%, 1M LIBOR + 4.000%, 07/31/28	208,318	209,151

		235,295

Household Products/Wares—0.0%
Illuminate Merger Sub Corp. Term Loan, 4.000%, 3M LIBOR + 3.500%, 07/21/28	54,606	54,668

Insurance—0.3%
Acrisure, LLC Term Loan B, 3.882%, 3M LIBOR + 3.750%, 02/15/27	163,043	162,279

Insurance—(Continued)
Alliant Holdings Intermediate, LLC Term Loan B, 3.334%, 1M LIBOR + 3.250%, 05/09/25	482,579	479,645
Term Loan B3, 4.250%, 1M LIBOR + 3.750%, 11/06/27	50,612	50,728
AssuredPartners, Inc. Term Loan B, 3.584%, 1M LIBOR + 3.500%, 02/12/27	699,111	695,567
Term Loan B, 4.000%, 1M LIBOR + 3.500%, 02/12/27	129,692	129,705
Asurion LLC 2nd Lien Term Loan B3, 5.334%, 1M LIBOR + 5.250%, 01/31/28	9,569	9,553
Second Lien Term Loan B4, 5.334%, 1M LIBOR + 5.250%, 01/20/29	164,707	164,330
Term Loan B6, 3.209%, 1M LIBOR + 3.125%, 11/03/23	236,833	235,860
Term Loan B8, 3.334%, 1M LIBOR + 3.250%, 12/23/26	163,835	161,600
Term Loan B9, 3.334%, 1M LIBOR + 3.250%, 07/31/27	210,680	207,836
Sedgwick Claims Management Services, Inc. Term Loan B, 3.334%, 1M LIBOR + 3.250%, 12/31/25	228,240	226,688

		2,523,791

Internet—0.0%
Arches Buyer, Inc. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 12/06/27	103,006	102,599
Barracuda Networks, Inc. 1st Lien Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/12/25	103,194	103,645
CNT Holdings I Corp. Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/08/27	32,191	32,251
Hunter Holdco 3 Ltd. Term Loan B, 4.750%, 3M LIBOR + 4.250%, 08/19/28	160,650	161,554
MH Sub I LLC Incremental Term Loan, 4.750%, 1M LIBOR + 3.750%, 09/13/24	48,195	48,372

		448,421

Leisure Time—0.1%
Varsity Brands, Inc. Term Loan B, 4.500%, 1M LIBOR + 3.500%, 12/15/24	877,409	862,133

Lodging—0.2%
Caesars Resort Collection LLC 1st Lien Term Loan B, 2.834%, 1M LIBOR + 2.750%, 12/23/24	471,328	469,094
Term Loan B1, 3.583%, 3M LIBOR + 3.500%, 07/21/25	580,006	581,390
Golden Nugget, Inc. Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	79,261	78,963
Hilton Grand Vacations Borrower LLC Term Loan, 3.500%, 1M LIBOR + 3.000%, 08/02/28	494,000	495,729

		1,625,176

Machinery-Diversified—0.0%
Vertical Midco GmbH Term Loan B, 4.404%, 6M LIBOR + 4.250%, 07/30/27	383,902	385,075

Media—0.3%
Banijay Entertainment S.A.S USD Term Loan, 3.833%, 1M LIBOR + 3.750%, 03/01/25	540,067	539,054
Cengage Learning, Inc. Term Loan B, 5.750%, 3M LIBOR + 4.750%, 06/29/26	899,524	906,440
Diamond Sports Group, LLC Term Loan, 3.340%, 1M LIBOR + 3.250%, 08/24/26	706,244	443,463

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
McGraw-Hill Global Education Holdings LLC Term Loan, 5.250%, 1M LIBOR + 4.750%, 07/28/28	306,764	$308,078
Radiate Holdco LLC Term Loan, 4.250%, 1M LIBOR + 3.500%, 09/25/26	63,693	63,724
Univision Communications, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.250%, 03/15/26	424,940	424,873
WideOpenWest Finance LLC Term Loan B, 4.250%, 1M LIBOR + 3.250%, 08/18/23	107,121	107,211

		2,792,843

Metal Fabricate/Hardware—0.1%
Tiger Acquisition LLC Term Loan, 3.750%, 3M LIBOR + 3.250%, 06/01/28	617,500	616,728

Mining—0.0%
U.S. Silica Co. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 05/01/25	248,056	243,250

Office/Business Equipment—0.1%
Pitney Bowes Inc. Term Loan B, 4.084%, 1M LIBOR + 4.000%, 03/17/28	448,677	450,500

Oil & Gas—0.0%
QuarterNorth Energy Holding, Inc. 2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.000%, 08/27/26	360,484	362,737

Oil & Gas Services—0.1%
Onsite Rental Group Pty, Ltd. Term Loan, 6.100%, 10/26/23 (f) (g) (h)	882,507	668,058

Packaging & Containers—0.1%
BWAY Holding Co. Term Loan B, 3.334%, 1M LIBOR + 3.250%, 04/03/24	551,489	541,106
Charter NEX U.S., Inc. Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/01/27	48,213	48,380
First Brands Corp. Term Loan, 6.000%, 3M LIBOR + 5.000%, 03/30/27	299,128	302,568
Klockner-Pentaplast of America, Inc. Term Loan B, 5.250%, 6M LIBOR + 4.750%, 02/12/26	185,846	186,775
Reynolds Group Holdings, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.500%, 09/20/28	101,097	101,027

		1,179,856

Pharmaceuticals — 0.2%
Bausch Health Companies, Inc. Term Loan B, 3.084%, 1M LIBOR + 3.000%, 06/02/25	133,596	133,580
Gainwell Acquisition Corp. Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/01/27	250,374	251,313
Jazz Financing Lux S.a.r.l. Term Loan, 4.000%, 1M LIBOR + 3.500%, 05/05/28	104,754	105,016
Organon & Co. USD Term Loan, 3.500%, 3M LIBOR + 3.000%, 06/02/28	230,000	230,844
Pathway Vet Alliance LLC Term Loan, 3.835%, 1M LIBOR + 3.750%, 03/31/27	777,594	776,913

Pharmaceuticals—(Continued)
PRA Health Sciences Inc Term Loan, 3.000%, 3M LIBOR + 2.500%, 07/03/28	27,393	27,519

		1,525,185

Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower, LLC Term Loan B, 2.834%, 1M LIBOR + 2.750%, 08/21/25	306,169	303,987

Retail — 0.2%
Evergreen Acqco 1 L.P. USD Term Loan, 6.500%, 3M LIBOR + 5.750%, 04/21/28	168,045	170,146
General Nutrition Centers, Inc. 2nd Lien Term Loan, 6.234%, 3M LIBOR + 6.000%, 10/30/26	219,221	203,875
Great Outdoors Group LLC Term Loan B, 5.000%, 3M LIBOR + 4.250%, 03/06/28	420,223	422,805
Highline Aftermarket Acquisition LLC
Term Loan B, 5.250%, 3M LIBOR + 4.500%, 11/09/27	62,144	62,435
IRB Holding Corp. Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 12/15/27	59,150	59,335
Michaels Companies, Inc. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/15/28	229,425	229,981
PetSmart, Inc. Term Loan B, 4.500%, 6M LIBOR + 3.750%, 02/12/28	95,691	96,050
Staples, Inc. Term Loan, 5.126%, 3M LIBOR + 5.000%, 04/16/26	564,125	539,515
Tory Burch LLC Term Loan B, 4.000%, 1M LIBOR + 3.500%, 04/16/28	126,000	126,292
Whatabrands LLC Term Loan B, 3.750%, 1M LIBOR + 3.250%, 08/03/28	107,990	108,017
WOOF Holdings, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 12/21/27	54,180	54,367

		2,072,818

Software — 0.6%
Alloy Finco, Ltd. Holdco PIK Term Loan, 13.500%, 03/06/25	326,741	320,778
Aptean, Inc. Term Loan, 4.334%, 1M LIBOR + 4.250%, 04/23/26	272,098	271,758
Aspect Software, Inc. Term Loan, 6.000%, 3M LIBOR + 5.250%, 05/08/28	240,769	237,760
Athenahealth, Inc. Term Loan B1, 4.377%, 3M LIBOR + 4.250%, 02/11/26	543,565	545,739
Blackboard, Inc. Term Loan B5, 7.000%, 3M LIBOR + 6.000%, 06/30/24	843,189	849,118
Cloudera, Inc. 2nd Lien Term Loan Lien Term Loan, 08/10/29 (e)	51,033	51,033
Term Loan, 08/10/28 (e)	119,758	119,795
Cornerstone OnDemand, Inc. Term Loan, 09/21/28 (e)	221,502	221,456
DCert Buyer, Inc. Term Loan B, 4.084%, 1M LIBOR + 4.000%, 10/16/26	424,193	424,800

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
ECI Macola Max Holdings LLC Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/09/27	194,510	$194,802
Greeneden U.S., Holdings II LLC USD Term Loan B4, 4.750%, 1M LIBOR + 4.000%, 12/01/27	115,557	116,090
Hyland Software, Inc. Term Loan 3, 4.250%, 1M LIBOR + 3.500%, 07/01/24	96,015	96,265
Idera, Inc. Term Loan, 4.500%, 1M LIBOR + 3.750%, 03/02/28	275,130	275,405
IGT Holding IV AB USD Term Loan, 4.250%, 3M LIBOR + 3.750%, 03/31/28	191,346	192,064
Ivanti Software, Inc. Term Loan B, 5.750%, 3M LIBOR + 4.750%, 12/01/27	159,200	159,857
Liftoff Mobile, Inc. Term Loan B, 10/02/28 (e)	122,365	122,174
Mitchell International, Inc. Add-On Term Loan, 4.750%, 1M LIBOR + 4.250%, 11/29/24	247,500	247,854
Navicure, Inc. Term Loan B, 4.084%, 1M LIBOR + 4.000%, 10/22/26	256,100	256,580
Playtika Holding Corp. Term Loan, 2.834%, 1M LIBOR + 2.750%, 03/13/28	55,216	55,260
Polaris Newco LLC USD Term Loan B, 4.500%, 6M LIBOR + 4.000%, 06/02/28	365,296	366,529
Quest Software U.S. Holdings, Inc. 1st Lien Term Loan, 4.379%, 3M LIBOR + 4.250%, 05/16/25	574,097	574,199
Rocket Software, Inc. Term Loan, 4.334%, 1M LIBOR + 4.250%, 11/28/25	271,508	269,754
Sovos Compliance, LLC
Delayed Draw Term Loan, 08/11/28 (j)	9,131	9,198
Term Loan, 5.000%, 3M LIBOR + 4.500%, 08/11/28	52,877	53,265
Ultimate Software Group, Inc. (The) Incremental Term Loan, 4.000%, 3M LIBOR + 3.250%, 05/04/26	138,694	139,144
Veritas U.S., Inc. USD Term Loan B, 6.000%, 3M LIBOR + 5.000%, 09/01/25	321,605	323,615

		6,494,292

Telecommunications—0.2%
Altice France S.A. Term Loan B13, 4.125%, 3M LIBOR + 4.000%, 08/14/26	78,544	78,467
CCI Buyer, Inc. Term Loan, 4.750%, 3M LIBOR + 4.000%, 12/17/27	35,064	35,195
CommScope, Inc. Term Loan B, 3.336%, 1M LIBOR + 3.250%, 04/06/26	540,351	538,409
Global Tel*Link Corp. 1st Lien Term Loan, 4.334%, 1M LIBOR + 4.250%, 11/29/25	836,649	794,503
LogMeIn, Inc. Term Loan B, 4.833%, 1M LIBOR + 4.750%, 08/31/27	303,442	303,655
Zayo Group Holdings, Inc. Term Loan, 3.084%, 1M LIBOR + 3.000%, 03/09/27	630,101	625,345

		2,375,574

Transportation—0.0%
First Student Bidco, Inc.
Term Loan B, 3.500%, 2M LIBOR + 3.000%, 07/21/28	67,969	67,676
Term Loan C, 3.500%, 3M LIBOR + 3.000%, 07/21/28	25,089	24,981
Kenan Advantage Group, Inc. Term Loan B1, 4.500%, 1M LIBOR + 3.750%, 03/24/26	267,437	267,688

		360,345

Total Floating Rate Loans (Cost $47,877,957)		47,940,153

Mortgage-Backed Securities—4.6%

Collateralized Mortgage Obligations—2.2%
Adjustable Rate Mortgage Trust 2.664%, 02/25/35 (a)	1,028,637	1,070,030
BRAVO Residential Funding Trust 3.500%, 10/25/44 (144A) (a)	1,815,795	1,885,608
CHL Mortgage Pass-Through Trust 2.087%, 07/25/34 (a)	247,229	251,521
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	51,224	43,217
JPMorgan Mortgage Trust 2.500%, 10/25/51 (144A) (a)	5,416,766	5,514,945
MASTR Alternative Loan Trust 5.000%, 02/25/18	9,752	10,008
Merrill Lynch Mortgage Investors Trust 0.826%, 1M LIBOR + 0.740%, 03/25/28 (a)	151,996	152,565
New York Mortgage Trust 0.761%, 1M LIBOR + 0.675%, 02/25/36 (a)	102,899	99,895
OBX Trust 0.736%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	552,085	552,195
2.500%, 05/25/51 (144A) (a)	3,295,386	3,347,737
Provident Funding Mortgage Trust 2.500%, 09/25/51 (144A) (a)	3,140,000	3,195,441
PSMC Trust 2.500%, 08/25/51 (144A) (a)	5,100,000	5,181,481
Sequoia Mortgage Trust 0.727%, 1M LIBOR + 0.640%, 11/20/34 (a)	178,519	178,043
WaMu Mortgage Pass-Through Certificates Trust 0.546%, 1M LIBOR + 0.460%, 04/25/45 (a)	706,370	700,839

		22,183,525

Commercial Mortgage-Backed Securities—2.4%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	1,988,351
BX Commercial Mortgage Trust
0.800%, 1M LIBOR + 0.700%, 09/15/36 (144A) (a)	1,950,000	1,951,223
0.834%, 1M LIBOR + 0.750%, 11/15/35 (144A) (a)	502,542	502,847
0.884%, 1M LIBOR + 0.800%, 12/15/36 (144A) (a)	3,105,777	3,108,702
1.004%, 1M LIBOR + 0.920%, 10/15/36 (144A) (a)	8,403,696	8,419,948
1.084%, 1M LIBOR + 1.000%, 11/15/32 (144A) (a)	4,658,321	4,667,049
Commercial Mortgage Trust 3.732%, 08/10/49 (144A) (a)	1,220,000	1,301,682
Greenwich Capital Commercial Mortgage Trust 6.214%, 07/10/38 (a)	357,974	298,310

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,401,662	$2,400,913

		24,639,025

Total Mortgage-Backed Securities (Cost $46,676,563)		46,822,550

Foreign Government—3.4%

Banks—0.4%
Banque Centrale de Tunisie International Bond 5.750%, 01/30/25 (144A)	1,800,000	1,521,727
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,812,806

		4,334,533

Sovereign—3.0%
Brazilian Government International Bond 8.750%, 02/04/25 (c)	980,000	1,206,262
Colombia Government International Bond 8.125%, 05/21/24	1,910,000	2,203,013
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	82,600,000	1,567,834
Egypt Government International Bond 5.750%, 05/29/24 (144A) (c)	1,400,000	1,454,440
Gabon Government International Bond 6.950%, 06/16/25 (144A)	450,000	486,338
Hungary Government International Bond 5.375%, 02/21/23	1,220,000	1,300,154
Indonesia Government International Bond 3.700%, 01/08/22 (144A)	2,280,000	2,298,763
Iraq International Bond 5.800%, 01/15/28 (144A)	1,828,125	1,760,942
Kazakhstan Government International Bond 3.875%, 10/14/24 (144A)	2,100,000	2,265,375
Mongolia Government International Bond 8.750%, 03/09/24 (144A)	490,000	555,567
Pakistan Government International Bond 8.250%, 09/30/25 (144A)	520,000	563,550
Peruvian Government International Bonds 2.783%, 01/23/31	600,000	593,760
7.350%, 07/21/25	900,000	1,087,488
Philippine Government International Bond 4.200%, 01/21/24 (c)	600,000	643,158
Republic of Belarus International Bond 7.625%, 06/29/27 (144A)	1,400,000	1,382,416
Republic of Poland Government International Bond 5.000%, 03/23/22	1,550,000	1,583,086
Republic of South Africa Government International Bond 5.875%, 09/16/25 (c)	2,030,000	2,273,560
Russian Foreign Bond - Eurobond 4.875%, 09/16/23 (144A)	1,500,000	1,618,395
Turkey Government International Bond 6.375%, 10/14/25	2,150,000	2,206,717

Sovereign—(Continued)
Ukraine Government International Bond 7.375%, 09/25/32 (144A)	1,700,000	1,740,392
Uruguay Government International Bond 3.700%, 06/26/37 (UYU) (k)	62,256,055	1,608,318

		30,399,528

Total Foreign Government (Cost $36,001,470)		34,734,061

Investment Company Security—2.0%
SPDR Blackstone Senior Loan ETF (Cost $20,120,012)	440,000	20,248,800

Municipals—2.0%
City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	739,897
Colorado Bridge Enterprise 0.923%, 12/31/23	5,000,000	5,021,279
Curators of the University of Missouri (The) 2.012%, 11/01/27	2,000,000	2,048,732
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	796,209
Metropolitan Transportation Authority 4.000%, 11/15/45	680,000	758,016
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	6,163,256
San Jose Redevelopment Agency Successor Agency 2.630%, 08/01/22	2,165,000	2,209,013
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	865,000	1,008,198
Texas State University System 2.351%, 03/15/26	1,385,000	1,455,953

Total Municipals (Cost $19,638,518)		20,200,553

Common Stocks—0.2%

Energy Equipment & Services—0.0%
Weatherford International plc (l)	6,622	130,255

Metals & Mining—0.0%
SA, Ltd. (h)(l)	40,457	0

Oil, Gas & Consumable Fuels—0.1%
QuarterNorth Energy, Inc. (l)	8,038	815,857
Riviera Resources, Inc. (g) (h) (l)	2,835	732

		816,589

Paper & Forest Products—0.1%
Appvion,Inc. (g) (h) (l)	38,739	944,430

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Retail—0.0%
KSouth Africa, Ltd. (g) (h) (l)	817,800	$0
KSouth Africa, Ltd. (g) (h) (l)	8,217,950	0

		0

Total Common Stocks (Cost $2,920,096)		1,891,274

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Battalion Oil Corp., Series A, Expires 10/08/22 (g) (h) (l)	728	198
Battalion Oil Corp., Series B, Expires 10/08/22 (g) (h) (l)	911	160
Battalion Oil Corp., Series C, Expires 10/08/22 (g) (h) (l)	1,171	114
QuarterNorth Energy, Inc. Expires 08/05/49 (l)	3,822	382,200

		382,672

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (l)	175	744

Total Warrants (Cost $0)		383,416

Short-Term Investments—3.6%

Discount Note—0.7%
Federal Home Loan Bank Zero Coupon, 10/01/21	7,375,000	7,375,000

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $29,604,626; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $30,196,755.	29,604,626	29,604,626

Total Short-Term Investments (Cost $36,979,626)		36,979,626

Securities Lending Reinvestments (m)—5.7%

Certificates of Deposit—0.6%
Goldman Sachs Bank USA 0.170%, 02/04/22	2,000,000	2,000,140
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (a)	1,000,000	1,000,054
Standard Chartered Bank (NY) 0.170%, 03/28/22	1,000,000	1,000,000
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	2,000,000	1,999,988

		6,000,182

Commercial Paper—0.2%
UBS AG 0.240%, 03/30/22	2,000,000	1,998,145

Repurchase Agreements—3.7%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $2,300,012; collateralized by various Common Stock with an aggregate market value of $2,555,839.	2,300,000	2,300,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $4,702,993; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $4,797,048.	4,702,988	4,702,988
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $4,000,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,000,004; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,020,004.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,000,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $9,000,350; collateralized by various Common Stock with an aggregate market value of $10,001,340.	9,000,000	9,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $700,032; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $777,022.	700,000	700,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $500,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $555,309.	500,000	500,000

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $2,040,102.	2,000,000	$2,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $5,000,024; collateralized by various Common Stock with an aggregate market value of $5,555,666.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,113,903; collateralized by various Common Stock with an aggregate market value of $2,348,737.	2,113,821	2,113,821

		37,316,809

Time Deposits—0.5%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	500,000	500,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (a)	1,000,000	1,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		5,500,000

Mutual Funds—0.7%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (n)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (n)	500,000	500,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (n)	1,500,000	1,500,000

		7,000,000

Total Securities Lending Reinvestments (Cost $57,814,409)		57,815,136

Total Investments— 107.8% (Cost $1,097,024,155)		1,095,396,554
Unfunded Loan Commitments— (0.0)% (Cost $(9,131))		(9,131)
Net Investments— 107.8% (Cost $1,097,015,024)		1,095,387,423
Other assets and liabilities (net)—(7.8)%		(79,304,180)

Net Assets—100.0%		$1,016,083,243

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $69,732,000 and the collateral received consisted of cash in the amount of $57,813,183 and non-cash collateral with a value of $13,983,190. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2021, the market value of securities pledged was $3,840,078.
(e)	This loan will settle after September 30, 2021, at which time the interest rate will be determined.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.2% of net assets.
(i)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Principal amount of security is adjusted for inflation.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(n)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $271,965,404, which is 26.8% of net assets.

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$247,878	$247,878	$0
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	691,292	1,351,354	0

				$0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,260,000	JPMC	01/19/22	USD	930,026	$(18,599)
AUD	1,530,000	JPMC	03/01/22	USD	1,129,734	(22,862)
JPY	161,000,000	JPMC	12/29/21	USD	1,452,000	(4,079)
KRW	1,080,000,000	JPMC	01/19/22	USD	934,288	(23,370)
SGD	1,300,000	JPMC	01/19/22	USD	956,002	1,212
TRY	5,145,000	JPMC	03/22/22	USD	530,905	(1,616)

Contracts to Deliver
CAD	1,010,000	JPMC	12/16/21	USD	819,975	22,572
EUR	1,002,727	JPMC	12/14/21	USD	1,177,827	14,636
EUR	1,000,000	JPMC	12/14/21	USD	1,187,610	27,583
EUR	730,000	JPMC	12/14/21	USD	874,667	27,848
EUR	400,000	JPMC	12/14/21	USD	473,412	9,401
NZD	1,450,000	JPMC	03/01/22	USD	1,022,905	23,638

Net Unrealized Appreciation						$56,364

Futures Contracts

Futures Contracts— Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/21	1,099	USD	241,840,102	$(112,996)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/21/21	(398)	USD	(52,380,531)	517,642
U.S. Treasury Note 5 Year Futures	12/31/21	(333)	USD	(40,873,149)	197,296
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	(47)	USD	(6,826,750)	100,368

Net Unrealized Appreciation					$702,310

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M CPURNSA	Maturity	1.893%	Maturity	01/15/27	USD	11,000,000	$813,836	$—	$813,836

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	2.142%	USD	676,400	$59,822	$23,460	$36,362
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	2.142%	USD	623,000	55,099	(10,532)	65,631
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	2.142%	USD	5,785,000	511,633	(57,499)	569,132

Totals							$626,554	$(44,571)	$671,125

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	0.895%	USD	950,000	$(57,465)	$(40,627)	$(16,838)
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	0.895%	USD	950,000	(57,465)	(40,582)	(16,883)
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	6.038%	USD	875,000	9,839	2,438	7,401
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	6.038%	USD	575,000	6,466	2,418	4,048
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	6.038%	USD	425,000	4,779	1,146	3,633

Totals								$(93,846)	$(75,207)	$(18,639)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Air-France KLM S.A. 3.875%, due 06/18/21	5.000%	Quarterly	12/20/25	JPMC	3.604%	EUR	480,000	$30,047	$(2,689)	$32,736
Air-France KLM S.A. 1.875% due 01/16/25	5.000%	Quarterly	06/20/26	JPMC	3.750%	EUR	760,000	46,837	12,621	34,216
American Airlines Group, Inc. 5.000%, due 06/01/22	5.000%	Quarterly	12/20/21	CBNA	4.487%	USD	585,000	670	(8,690)	9,360
American Airlines Group, Inc. 5.000%, due 06/01/22	5.000%	Quarterly	06/20/22	JPMC	4.078%	USD	400,000	2,628	(2,723)	5,351
Apache Corp. 4.875%, due 11/15/27	1.000%	Quarterly	12/20/26	CBNA	1.819%	USD	1,525,000	(61,340)	(76,883)	15,543
Carnival Corp 6.650%, due 01/15/58	1.000%	Quarterly	12/20/26	CBNA	3.656%	USD	585,000	(71,156)	(74,178)	3,022
Mexico Government International Bond 4.150%, due 03/28/27	1.000%	Quarterly	06/20/26	CBNA	0.916%	USD	2,500,000	9,750	6,873	2,877
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	5.023%	USD	425,000	(36,161)	(26,071)	(10,090)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	5.023%	USD	575,000	(48,923)	(43,814)	(5,109)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	5.023%	USD	875,000	(74,448)	(54,892)	(19,556)
Nordstrom, Inc. 6.950%, due 03/15/28	1.000%	Quarterly	06/20/26	CBNA	2.303%	USD	1,200,000	(69,444)	(73,844)	4,400
Nordstrom, Inc. 6.950%, due 03/15/28	1.000%	Quarterly	06/20/26	JPMC	2.303%	USD	1,200,000	(69,444)	(56,575)	(12,869)
United Airlines Holdings, Inc. 5.000%, due 02/01/24	5.000%	Quarterly	12/20/25	CSI	3.665%	USD	47,000	2,415	—	2,415

Totals								$(338,569)	$(400,865)	$62,296

BHFTI-140

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation (e)	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bespoke Kona 0-5% CDX Tranche	1.000%	Quarterly	12/20/22	CBNA	17.806%	USD	1,000,000	$(198,646)	$(169,349)	$(29,297)
Bespoke Kenai 0-5% CDX Tranche	0.000%	Quarterly	12/20/23	CBNA	22.438%	USD	2,100,000	(849,165)	(713,088)	(136,077)
Bespoke Kona 5-10% CDX Tranche	0.000%	Quarterly	12/20/22	CBNA	1.737%	USD	2,500,000	20,978	—	20,978
Bespoke Palm Beach 5-10% CDX Tranche	0.000%	Quarterly	12/20/22	CBNA	1.145%	USD	3,300,000	33,532	—	33,532
Bespoke Phoenix 5-7% CDX Tranche	2.900%	Quarterly	12/20/21	CBNA	0.188%	USD	900,000	6,287	—	6,287

Totals								$(987,014)	$(882,437)	$(104,577)

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date (f)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3M USD-LIBOR plus 0.938% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 0.880% based on the notional amount of currency delivered	06/29/22	CBNA	USD	8,527,540	EUR	7,166,000	$226,854	$(9,673)	$236,527
Floating rate equal to 3M USD-LIBOR plus 1.174% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	12/10/21	CBNA	USD	9,879,000	EUR	8,900,000	(428,836)	—	(428,836)
Floating rate equal to 3M USD-LIBOR plus 1.175% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	11/22/21	CBNA	USD	8,840,000	EUR	8,000,000	(424,809)	—	(424,809)
Floating rate equal to 3M USD-LIBOR plus 1.250% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.100% based on the notional amount of currency delivered	10/30/21	CBNA	USD	4,551,000	EUR	4,100,000	(197,760)	—	(197,760)
Floating rate equal to 3M USD-LIBOR plus 1.318% based on the notional amount of currency received	Fixed rate equal to 1.200% based on the notional amount of currency delivered	12/12/21	CBNA	USD	5,439,000	EUR	4,900,000	(236,178)	—	(236,178)

Totals								$(1,060,729)	$(9,673)	$(1,051,056)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Represents a custom index comprised of a basket of underlying issues.
(f)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-141

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(DOP)—	Dominican Peso
(EUR)—	Euro
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(NZD)—	New Zealand Dollar
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$440,605,467	$—	$440,605,467
Corporate Bonds & Notes
Aerospace/Defense	—	7,099,431	—	7,099,431
Agriculture	—	2,596,710	—	2,596,710
Airlines	—	7,743,363	—	7,743,363
Banks	—	57,229,603	—	57,229,603
Beverages	—	5,095,212	—	5,095,212
Biotechnology	—	696,973	—	696,973
Chemicals	—	5,934,750	—	5,934,750
Commercial Services	—	468,561	—	468,561
Cosmetics/Personal Care	—	4,228,724	—	4,228,724
Diversified Financial Services	—	6,093,915	—	6,093,915
Electric	—	22,322,442	—	22,322,442
Electrical Components & Equipment	—	1,173,843	—	1,173,843
Electronics	—	1,523,491	—	1,523,491
Entertainment	—	2,172,933	—	2,172,933
Food	—	1,086,250	—	1,086,250
Healthcare-Services	—	7,190,792	—	7,190,792
Insurance	—	976,395	—	976,395
Internet	—	15,772,832	—	15,772,832

BHFTI-142

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Time	$—	$5,640,505	$—	$5,640,505
Lodging	—	3,233,233	—	3,233,233
Machinery-Construction & Mining	—	749,749	—	749,749
Media	—	16,262,928	—	16,262,928
Mining	—	304,254	—	304,254
Miscellaneous Manufacturing	—	109,241	—	109,241
Multi-National	—	1,455,935	—	1,455,935
Oil & Gas	—	23,699,360	—	23,699,360
Oil & Gas Services	—	209,571	—	209,571
Packaging & Containers	—	4,068,310	—	4,068,310
Pharmaceuticals	—	13,870,387	—	13,870,387
Pipelines	—	13,643,283	—	13,643,283
Real Estate	—	225,508	—	225,508
Real Estate Investment Trusts	—	2,244,000	—	2,244,000
Retail	—	183,642	0	183,642
Semiconductors	—	3,356,072	—	3,356,072
Software	—	1,031,449	—	1,031,449
Telecommunications	—	10,303,613	—	10,303,613
Trucking & Leasing	—	594,516	—	594,516
Total Corporate Bonds & Notes	—	250,591,776	0	250,591,776
Total Asset-Backed Securities*	—	137,183,742	—	137,183,742
Floating Rate Loans
Advertising	—	290,533	—	290,533
Aerospace/Defense	—	1,468,464	—	1,468,464
Airlines	—	5,130,687	—	5,130,687
Apparel	—	291,358	—	291,358
Auto Manufacturers	—	157,246	—	157,246
Auto Parts & Equipment	—	896,049	—	896,049
Beverages	—	303,741	—	303,741
Chemicals	—	1,391,679	—	1,391,679
Commercial Services	—	2,120,630	—	2,120,630
Computers	—	1,334,163	—	1,334,163
Cosmetics/Personal Care	—	925,599	—	925,599
Diversified Financial Services	—	1,672,682	—	1,672,682
Electric	—	23,618	—	23,618
Engineering & Construction	—	527,372	—	527,372
Entertainment	—	1,826,708	—	1,826,708
Environmental Control	—	120,882	—	120,882
Healthcare-Services	—	2,192,962	—	2,192,962
Home Builders	—	1,685,048	—	1,685,048
Home Furnishings	—	235,295	—	235,295
Household Products/Wares	—	54,668	—	54,668
Insurance	—	2,523,791	—	2,523,791
Internet	—	448,421	—	448,421
Leisure Time	—	862,133	—	862,133
Lodging	—	1,625,176	—	1,625,176
Machinery-Diversified	—	385,075	—	385,075
Media	—	2,792,843	—	2,792,843
Metal Fabricate/Hardware	—	616,728	—	616,728
Mining	—	243,250	—	243,250
Office/Business Equipment	—	450,500	—	450,500
Oil & Gas	—	362,737	—	362,737
Oil & Gas Services	—	—	668,058	668,058
Packaging & Containers	—	1,179,856	—	1,179,856
Pharmaceuticals	—	1,525,185	—	1,525,185
Real Estate	—	303,987	—	303,987
Retail	—	2,072,818	—	2,072,818
Software (Less Unfunded Loan Commitments of $9,131)	—	6,485,161	—	6,485,161

BHFTI-143

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Telecommunications	$—	$2,375,574	$—	$2,375,574
Transportation	—	360,345	—	360,345
Total Floating Rate Loans (Less Unfunded Loan Commitments of $9,131)	—	47,262,964	668,058	47,931,022
Total Mortgage-Backed Securities*	—	46,822,550	—	46,822,550
Total Foreign Government*	—	34,734,061	—	34,734,061
Investment Company Security	20,248,800	—	—	20,248,800
Total Municipals*	—	20,200,553	—	20,200,553
Common Stocks
Energy Equipment & Services	130,255	—	—	130,255
Metals & Mining	—	0	—	0
Oil, Gas & Consumable Fuels	—	815,857	732	816,589
Paper & Forest Products	—	—	944,430	944,430
Retail	—	—	0	0
Total Common Stocks	130,255	815,857	945,162	1,891,274
Warrants
Oil, Gas & Consumable Fuels	—	382,200	472	382,672
Paper & Forest Products	744	—	—	744
Total Warrants	744	382,200	472	383,416
Total Short-Term Investments*	—	36,979,626	—	36,979,626
Securities Lending Reinvestments
Certificates of Deposit	—	6,000,182	—	6,000,182
Commercial Paper	—	1,998,145	—	1,998,145
Repurchase Agreements	—	37,316,809	—	37,316,809
Time Deposits	—	5,500,000	—	5,500,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	50,815,136	—	57,815,136
Total Net Investments	$27,379,799	$1,066,393,932	$1,613,692	$1,095,387,423

Collateral for Securities Loaned (Liability)	$—	$(57,813,183)	$—	$(57,813,183)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$126,890	$—	$126,890
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(70,526)	—	(70,526)
Total Forward Contracts	$—	$56,364	$—	$56,364
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$815,306	$—	$—	$815,306
Futures Contracts (Unrealized Depreciation)	(112,996)	—	—	(112,996)
Total Futures Contracts	$702,310	$—	$—	$702,310
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,484,961	$—	$1,484,961
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$401,082	$—	$401,082
OTC Swap Contracts at Value (Liabilities)	—	(2,881,240)	—	(2,881,240)
Total OTC Swap Contracts	$—	$(2,480,158)	$—	$(2,480,158)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

During the period ended September 30, 2021, a transfer from Level 2 to Level 3 in the amount of $979 was due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

BHFTI-144

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—69.7% of Net Assets

Security Description	Principal Amount*	Value

Argentina—2.2%
Argentina Treasury Bonds 1.200%, 03/18/22 (ARS) (a)	654,142,847	$5,774,568
1.300%, 09/20/22 (ARS) (a)	5,948,000	49,538
1.400%, 03/25/23 (ARS) (a)	479,308,032	4,085,165
1.450%, 08/13/23 (ARS) (a)	31,172,407	235,310
1.500%, 03/25/24 (ARS) (a)	391,845,470	3,164,071
Argentine Bonos del Tesoro 15.500%, 10/17/26 (ARS)	693,671,000	1,376,764
16.000%, 10/17/23 (ARS)	387,123,400	1,171,611
18.200%, 10/03/21 (ARS)	329,017,000	1,690,871
Bonos del Tesoro Nacional en Pesos Badlar 36.162%, BADLAR + 2.000%, 04/03/22 (ARS) (b)	20,147,000	92,760
Letras de la Nacion Argentina con Ajuste por CER Zero Coupon, 02/28/22 (ARS) (a) (c)	74,130,170	475,618
2.447%, 04/18/22 (ARS) (a)	207,221,600	1,272,320
51.901%, 06/30/22 (ARS) (a)	26,860,800	149,288

		19,537,884

Brazil—7.9%
Brazil Letras do Tesouro Nacional 7.825%, 01/01/24 (c)	31,000,000	4,594,985
8.366%, 07/01/24 (c)	131,490,000	18,551,565
9.369%, 01/01/25 (c)	227,900,000	30,510,456
Brazil Notas do Tesouro Nacional 10.000%, 01/01/25 (BRL)	17,920,000	3,274,940
10.000%, 01/01/27 (BRL)	74,890,000	13,445,174
10.000%, 01/01/29 (BRL)	7,710,000	1,358,377
10.000%, 01/01/31 (BRL)	12,310,000	2,127,115

		73,862,612

Colombia—3.5%
Colombian TES 5.750%, 11/03/27 (COP)	8,486,000,000	2,096,161
6.250%, 11/26/25 (COP)	12,336,000,000	3,244,526
7.000%, 05/04/22 (COP)	653,000,000	175,796
7.000%, 06/30/32 (COP)	7,946,000,000	1,974,188
7.500%, 08/26/26 (COP)	24,687,000,000	6,714,983
7.750%, 09/18/30 (COP)	40,473,100,000	10,840,409
10.000%, 07/24/24 (COP)	26,419,000,000	7,742,881

		32,788,944

Ghana—1.2%
Ghana Government Bonds 16.500%, 02/06/23 (GHS)	13,400,000	2,237,875
17.600%, 11/28/22 (GHS)	11,600,000	1,965,503
17.700%, 03/18/24 (GHS)	1,450,000	241,387
18.250%, 07/25/22 (GHS)	5,270,000	897,528
18.300%, 03/02/26 (GHS)	810,000	131,951
18.750%, 01/24/22 (GHS)	890,000	150,161
18.850%, 09/28/23 (GHS)	4,050,000	690,786
19.000%, 09/18/23 (GHS)	680,000	115,953
19.250%, 11/27/23 (GHS)	1,820,000	311,632
19.250%, 12/18/23 (GHS)	130,000	22,261
19.500%, 10/18/21 (GHS)	4,530,000	755,393

Ghana—(Continued)
Ghana Government Bonds 19.750%, 03/15/32 (GHS)	18,788,000	3,159,977
20.750%, 01/16/23 (GHS)	150,000	26,265
Ghana Treasury Notes 17.250%, 07/31/23 (GHS)	320,000	53,317
17.600%, 02/20/23 (GHS)	4,457,000	753,556
18.500%, 01/02/23 (GHS)	90,000	15,383

		11,528,928

India—4.6%
India Government Bonds 5.150%, 11/09/25 (INR)	139,600,000	1,864,248
5.220%, 06/15/25 (INR)	137,000,000	1,837,270
6.790%, 05/15/27 (INR)	1,478,610,000	20,722,751
7.270%, 04/08/26 (INR)	94,000,000	1,342,486
7.590%, 01/11/26 (INR)	1,012,000,000	14,607,212
7.680%, 12/15/23 (INR)	80,000,000	1,146,925
8.200%, 09/24/25 (INR)	71,900,000	1,060,080

		42,580,972

Indonesia—10.7%
Indonesia Treasury Bonds 5.500%, 04/15/26 (IDR)	413,500,000,000	29,205,740
5.625%, 05/15/23 (IDR)	112,587,000,000	8,074,799
6.500%, 06/15/25 (IDR)	5,160,000,000	378,550
7.000%, 05/15/22 (IDR)	360,607,000,000	25,774,739
8.375%, 03/15/24 (IDR)	17,893,000,000	1,363,931
10.000%, 09/15/24 (IDR)	122,770,000,000	9,841,334
12.900%, 06/15/22 (IDR)	341,823,000,000	25,377,773

		100,016,866

Japan—13.3%
Japan Treasury Bills
Zero Coupon, 10/25/21 (JPY) (c)	1,799,700,000	16,171,726
Zero Coupon, 12/06/21 (JPY) (c)	798,500,000	7,176,138
Zero Coupon, 12/10/21 (JPY) (c)	681,800,000	6,127,438
Zero Coupon, 02/10/22 (JPY) (c)	10,465,100,000	94,070,779

		123,546,081

Mexico—4.4%
Mexican Bonos 6.500%, 06/09/22 (MXN)	166,840,000	8,128,413
6.750%, 03/09/23 (MXN)	259,469,000	12,709,789
8.000%, 12/07/23 (MXN)	256,957,000	12,881,150
10.000%, 12/05/24 (MXN)	134,690,000	7,153,516

		40,872,868

Norway—3.5%
Norway Government Bonds 1.500%, 02/19/26 (144A) (NOK)	20,165,000	2,317,865
1.750%, 03/13/25 (144A) (NOK)	33,998,000	3,949,435
2.000%, 05/24/23 (144A) (NOK)	119,955,000	13,981,428
3.000%, 03/14/24 (144A) (NOK)	100,903,000	12,062,651

		32,311,379

BHFTI-145

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Singapore—4.5%
Monetary Authority of Singapore Bills
0.280%, 10/15/21 (SGD) (c)	14,440,000	$10,633,831
0.285%, 11/19/21 (SGD) (c)	39,890,000	29,367,630
0.314%, 11/12/21 (SGD) (c)	3,080,000	2,267,674

		42,269,135

South Korea—13.9%
Korea Monetary Stabilization Bond 0.905%, 04/02/23 (KRW)	34,690,000,000	29,088,799
Korea Treasury Bonds 0.875%, 12/10/23 (KRW)	27,639,000,000	23,006,049
1.125%, 06/10/24 (KRW)	7,685,000,000	6,405,738
1.250%, 12/10/22 (KRW)	64,900,000,000	54,787,317
1.875%, 03/10/22 (KRW)	18,459,000,000	15,664,784

		128,952,687

Total Foreign Government (Cost $775,889,961)		648,268,356

U.S. Treasury & Government Agencies—15.1%

U.S. Treasury—15.1%
U.S. Treasury Notes 1.500%, 10/31/21	6,766,100	6,774,051
1.500%, 09/30/24 (d)	33,000,000	33,965,508
1.500%, 10/31/24 (d)	15,650,000	16,109,719
1.750%, 12/31/24	52,891,000	54,876,478
2.125%, 12/31/21 (d)	10,000,000	10,051,348
2.875%, 05/31/25	17,750,000	19,141,572

Total U.S. Treasury & Government Agencies (Cost $133,168,795)		140,918,676

Short-Term Investment—14.8%

Repurchase Agreement—13.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $124,978,823; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $127,478,442.	124,978,823	124,978,823

U.S. Treasury—1.4%
U.S. Treasury Bill 0.004%, 12/16/21 (c)	12,532,000	12,531,048

Total Short-Term Investments (Cost $137,510,228)		137,509,871

Securities Lending Reinvestments (e)—4.8%

Repurchase Agreements—3.7%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $5,000,026; collateralized by various Common Stock with an aggregate market value of $5,556,171.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $3,288,401; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $3,354,165.	3,288,397	$3,288,397
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $6,000,009; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $6,120,000.	6,000,000	6,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $800,003; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $816,004.	800,000	800,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,000,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $3,000,117; collateralized by various Common Stock with an aggregate market value of $3,333,780.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $600,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $666,019.	600,000	600,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $2,600,126; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $2,887,607.	2,600,000	2,600,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $979,552; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $999,192.	979,551	979,551
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $5,000,024; collateralized by various Common Stock with an aggregate market value of $5,555,666.	5,000,000	5,000,000

BHFTI-146

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,113,903; collateralized by various Common Stock with an aggregate market value of $2,348,737.	2,113,821	$2,113,821

		34,381,769

Time Deposits—0.3%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	1,000,000	1,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	400,000	400,000
Skandi New York 0.050%, 10/01/21	1,000,000	1,000,000

		2,400,000

Mutual Funds—0.8%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	2,000,000	2,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $43,781,769)		43,781,769

Total Investments—104.4% (Cost $1,090,350,753)		970,478,672
Other assets and liabilities (net)—(4.4)%		(39,765,843)

Net Assets—100.0%		$930,712,829

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $42,843,235 and the collateral received consisted of cash in the amount of $43,781,769. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $32,311,379, which is 3.5% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	751,930,914	GSBU	10/04/21	USD	975,469	$(48,076)
CLP	1,250,670,000	JPMC	10/04/21	USD	1,695,847	(153,333)
CLP	3,262,900,000	JPMC	10/13/21	USD	4,216,995	(195,637)
CLP	366,600,000	GSBU	10/14/21	USD	492,048	(40,280)
CLP	1,250,670,000	JPMC	10/29/21	USD	1,582,806	(44,077)
CLP	1,446,500,000	JPMC	10/29/21	USD	1,830,827	(51,164)
CLP	445,720,000	GSBU	11/04/21	USD	573,082	(25,056)
CLP	751,930,914	GSBU	11/04/21	USD	974,458	(49,938)
CLP	1,085,081,616	GSBU	11/05/21	USD	1,396,430	(62,399)
CLP	1,935,473,763	GSBU	11/30/21	USD	2,460,838	(86,100)
CLP	2,162,354,751	GSBU	12/15/21	USD	2,768,346	(118,735)
CLP	752,740,000	GSBU	12/23/21	USD	1,011,299	(89,625)
CLP	752,740,000	GSBU	12/23/21	USD	1,023,412	(101,738)
CLP	374,400,000	GSBU	12/28/21	USD	470,399	(12,187)
CLP	2,691,900,000	JPMC	01/13/22	USD	3,390,302	(100,537)
CLP	751,930,914	GSBU	01/14/22	USD	930,608	(11,755)
CLP	1,496,812,255	GSBU	02/11/22	USD	1,895,659	(71,042)

BHFTI-147

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	1,432,820,185	GSBU	05/11/22	USD	1,806,425	$(73,616)
CNH	60,400,810	HSBC	10/15/21	USD	9,087,133	274,323
CNH	41,966,000	JPMC	11/22/21	USD	6,432,695	52,187
CNH	136,122,730	CBNA	12/10/21	USD	20,923,288	80,848
CNH	52,239,590	JPMC	12/10/21	USD	8,080,120	(19,398)
CNH	105,579,210	BOA	12/13/21	USD	16,222,739	64,527
CNH	84,053,150	JPMC	12/13/21	USD	12,996,147	(29,616)
CNH	60,796,230	HSBC	12/15/21	USD	9,395,328	(18,049)
CNH	55,783,810	CBNA	01/12/22	USD	8,498,448	86,526
CNH	19,700,000	BNP	02/07/22	USD	2,988,222	37,397
CNH	36,460,080	BOA	03/09/22	USD	5,574,765	11,853
EUR	4,950,000	CBNA	10/21/21	USD	5,834,019	(98,377)
INR	87,540,800	JPMC	10/07/21	USD	1,194,998	(15,968)
INR	85,052,900	CBNA	10/08/21	USD	1,161,013	(15,596)
INR	113,234,200	JPMC	10/08/21	USD	1,545,648	(20,711)
INR	102,523,300	CBNA	10/12/21	USD	1,398,967	(18,786)
INR	102,619,900	HSBC	10/12/21	USD	1,365,934	15,547
INR	63,624,900	CBNA	11/10/21	USD	835,301	18,394
INR	102,907,080	HSBC	12/15/21	USD	1,394,972	(18,743)
INR	321,000,000	JPMC	12/20/21	USD	4,276,351	14,247
INR	87,293,700	JPMC	01/27/22	USD	1,130,894	30,931
INR	620,000,000	SCB	03/22/22	USD	8,086,605	113,968
KRW	19,523,500,000	JPMC	01/19/22	USD	16,997,649	(530,691)
KRW	19,365,700,000	CBNA	01/21/22	USD	16,861,733	(528,268)
KRW	27,000,000,000	DBAG	03/16/22	USD	22,973,249	(215,816)
MXN	44,254,500	CBNA	10/01/21	USD	2,148,798	(4,841)
MXN	94,700,000	CBNA	10/01/21	USD	4,725,242	(137,397)
NZD	14,760,000	JPMC	12/20/21	USD	10,529,208	(345,779)
NZD	4,480,000	BOA	12/21/21	USD	3,162,656	(71,784)
NZD	5,280,000	CBNA	12/21/21	USD	3,741,672	(98,859)
NZD	5,270,000	JPMC	12/21/21	USD	3,725,843	(89,928)
SGD	2,790,000	MSCS	10/21/21	USD	2,090,130	(35,403)
SGD	2,210,000	MSCS	01/24/22	USD	1,626,818	432
SGD	7,200,000	CBNA	03/22/22	USD	5,328,794	(27,840)

Contracts to Deliver
AUD	22,218,024	CBNA	11/15/21	USD	16,378,128	312,878
AUD	22,223,000	HSBC	11/17/21	USD	17,190,602	1,121,633
AUD	22,494,000	JPMC	11/18/21	USD	17,375,108	1,110,125
CLP	751,930,914	GSBU	10/04/21	USD	938,330	10,936
CLP	1,250,670,000	JPMC	10/04/21	USD	1,584,932	42,419
EUR	4,839,649	DBAG	10/15/21	USD	5,923,730	316,592
EUR	8,660,000	CBNA	10/21/21	USD	10,394,078	359,603
EUR	8,660,000	CBNA	10/22/21	USD	10,466,822	432,156
EUR	23,038,000	CBNA	11/10/21	USD	27,760,329	1,055,703
EUR	8,120,622	HSBC	11/17/21	USD	9,848,528	434,206
EUR	8,120,000	CBNA	11/18/21	USD	9,840,506	426,726
EUR	8,349,000	MSCS	02/28/22	USD	9,851,528	149,150
MXN	138,954,500	CBNA	10/01/21	USD	6,931,782	199,979
MXN	138,954,500	CBNA	11/01/21	USD	6,902,171	198,243
MXN	580,911,000	CBNA	11/16/21	USD	28,736,631	770,293
MXN	44,254,500	CBNA	12/01/21	USD	2,129,668	3,738

Cross Currency Contracts to Buy
CAD	9,729,000	BOA	11/02/21	EUR	6,229,271	461,255
CAD	5,929,400	HSBC	11/02/21	EUR	3,798,974	278,211

BHFTI-148

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	6,254,227	HSBC	11/03/21	EUR	4,184,283	$87,991
CAD	2,084,736	HSBC	11/03/21	EUR	1,409,196	12,595
CAD	5,434,300	GSBU	11/22/21	EUR	3,683,085	19,900
CAD	21,347,000	DBAG	02/03/22	EUR	14,396,412	132,390
CAD	3,260,000	CBNA	02/03/22	EUR	2,191,825	28,021
CAD	2,084,736	HSBC	02/03/22	EUR	1,406,316	12,500
CAD	1,289,781	MSCS	02/25/22	EUR	861,447	17,229
CAD	2,084,754	HSBC	05/03/22	EUR	1,403,497	12,268
JPY	1,098,296,170	HSBC	10/25/21	EUR	8,705,927	(218,754)
JPY	225,656,465	HSBC	02/17/22	EUR	1,737,256	11,982
JPY	1,258,419,666	CBNA	02/24/22	EUR	9,791,549	(54,252)
NOK	77,945,750	JPMC	10/19/21	EUR	7,734,689	(46,447)
NOK	50,224,500	JPMC	01/19/22	EUR	4,937,994	5,654
NOK	107,704,000	JPMC	01/21/22	EUR	10,585,233	15,937
NOK	71,630,000	DBAG	02/03/22	EUR	6,822,125	259,612
NOK	38,458,900	DBAG	03/15/22	EUR	3,754,040	27,109
NOK	77,945,750	JPMC	03/16/22	EUR	7,609,883	52,919
NOK	111,182,775	JPMC	04/01/22	EUR	10,872,136	47,974
NOK	28,842,600	DBAG	06/20/22	EUR	2,817,045	5,058
NOK	78,500,000	CBNA	06/21/22	EUR	7,624,098	63,428
SEK	35,194,000	DBAG	10/13/21	EUR	3,452,491	20,560
SEK	26,395,500	DBAG	10/18/21	EUR	2,601,311	1,403
SEK	26,395,500	DBAG	10/19/21	EUR	2,600,516	2,287
SEK	70,387,997	DBAG	11/17/21	EUR	6,912,644	28,847
SEK	70,388,003	DBAG	12/13/21	EUR	6,980,236	(51,853)
SEK	30,712,100	DBAG	12/15/21	EUR	3,014,149	13,872
SEK	37,516,293	DBAG	12/16/21	EUR	3,707,950	(13,276)
SEK	14,250,000	JPMC	12/17/21	EUR	1,408,743	(5,443)
SEK	21,996,293	DBAG	01/18/22	EUR	2,162,584	4,650
SEK	47,800,000	DBAG	02/03/22	EUR	4,687,596	22,747
SEK	197,100,000	DBAG	02/07/22	EUR	19,247,897	186,766
SEK	21,996,215	DBAG	03/16/22	EUR	2,161,068	4,464
SEK	30,676,200	DBAG	06/15/22	EUR	3,033,793	(21,574)

Net Unrealized Appreciation						$5,494,445

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SCB)—	Standard Chartered Bank

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index

BHFTI-149

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$648,268,356	$—	$648,268,356
Total U.S. Treasury & Government Agencies*	—	140,918,676	—	140,918,676
Total Short-Term Investment*	—	137,509,871	—	137,509,871
Securities Lending Reinvestments
Repurchase Agreements	—	34,381,769	—	34,381,769
Time Deposits	—	2,400,000	—	2,400,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	36,781,769	—	43,781,769
Total Investments	$7,000,000	$963,478,672	$—	$970,478,672

Collateral for Securities Loaned (Liability)	$—	$(43,781,769)	$—	$(43,781,769)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,583,189	$—	$9,583,189
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,088,744)	—	(4,088,744)
Total Forward Contracts	$—	$5,494,445	$—	$5,494,445

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-150

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Boeing Co. (The) (a)	61,045	$13,426,237
General Dynamics Corp.	56,032	10,983,953
Lockheed Martin Corp.	23,404	8,076,720
Raytheon Technologies Corp.	297,236	25,550,407

		58,037,317

Air Freight & Logistics—0.4%
FedEx Corp.	48,738	10,687,756

Airlines—0.2%
JetBlue Airways Corp. (a)	369,754	5,653,539

Automobiles—1.3%
Tesla, Inc. (a) (b)	43,876	34,024,961

Banks—1.4%
PNC Financial Services Group, Inc. (The) (b)	184,010	35,999,716

Beverages—1.4%
Constellation Brands, Inc. - Class A	101,266	21,335,733
Monster Beverage Corp. (a)	189,390	16,823,514

		38,159,247

Biotechnology—1.9%
Alnylam Pharmaceuticals, Inc. (a) (b)	7,643	1,443,075
ALX Oncology Holdings, Inc. (a) (b)	8,547	631,281
Amicus Therapeutics, Inc. (a) (b)	96,512	921,690
Apellis Pharmaceuticals, Inc. (a) (b)	5,096	167,964
Arena Pharmaceuticals, Inc. (a) (b)	12,744	758,905
Ascendis Pharma A/S (ADR) (a)	9,310	1,483,921
BioAtla, Inc. (a) (b)	10,313	303,615
Biogen, Inc. (a)	18,449	5,220,883
Blueprint Medicines Corp. (a) (b)	9,209	946,777
Celldex Therapeutics, Inc. (a) (b)	18,924	1,021,707
Exact Sciences Corp. (a) (b)	55,932	5,338,709
Immunocore Holdings plc (ADR) (a) (b)	13,049	483,726
Kodiak Sciences, Inc. (a) (b)	9,443	906,339
Kymera Therapeutics, Inc. (a) (b)	12,847	754,633
Mirati Therapeutics, Inc. (a) (b)	7,465	1,320,633
Myovant Sciences, Ltd. (a) (b)	243,510	5,464,364
Rapt Therapeutics, Inc. (a) (b)	20,504	636,649
Regeneron Pharmaceuticals, Inc. (a)	10,909	6,601,909
REVOLUTION Medicines, Inc. (a) (b)	18,281	502,910
Rocket Pharmaceuticals, Inc. (a) (b)	18,894	564,742
Seagen, Inc. (a) (b)	21,482	3,647,644
Turning Point Therapeutics, Inc. (a) (b)	12,307	817,554
Veracyte, Inc. (a) (b)	75,755	3,518,820
Vertex Pharmaceuticals, Inc. (a)	30,197	5,477,434
Verve Therapeutics, Inc. (a) (b)	18,109	851,123

		49,787,007

Building Products—0.9%
Johnson Controls International plc	237,013	16,135,845
Trane Technologies plc	44,331	7,653,747

		23,789,592

Capital Markets—4.6%
Ares Management Corp. - Class A	273,481	20,191,102
Charles Schwab Corp. (The)	667,872	48,647,797
Hamilton Lane, Inc. - Class A (b)	67,254	5,704,484
Morgan Stanley	347,007	33,767,251
S&P Global, Inc.	28,710	12,198,592
StepStone Group, Inc. - Class A (b)	52,355	2,232,417

		122,741,643

Chemicals—2.5%
Cabot Corp. (b)	143,248	7,179,590
Celanese Corp.	71,127	10,714,571
FMC Corp. (b)	100,122	9,167,171
Ingevity Corp. (a)	53,349	3,807,518
Linde plc	62,934	18,463,577
Livent Corp. (a) (b)	122,139	2,822,632
PPG Industries, Inc.	88,985	12,725,745

		64,880,804

Commercial Services & Supplies—0.5%
Waste Management, Inc.	83,624	12,490,081

Construction & Engineering—0.1%
Dycom Industries, Inc. (a) (b)	30,608	2,180,514

Consumer Finance—1.4%
American Express Co.	173,644	29,090,579
OneMain Holdings, Inc. (b)	128,000	7,082,240

		36,172,819

Containers & Packaging—0.2%
Ball Corp.	53,605	4,822,842

Diversified Consumer Services—0.2%
Houghton Mifflin Harcourt Co. (a) (b)	335,687	4,508,276

Diversified Financial Services—0.7%
Equitable Holdings, Inc.	496,118	14,704,938
Voya Financial, Inc. (b)	45,675	2,803,988

		17,508,926

Electric Utilities—2.7%
Duke Energy Corp.	228,662	22,315,124
Edison International (b)	245,289	13,606,181
Exelon Corp. (b)	376,008	18,176,227
FirstEnergy Corp.	484,309	17,251,087

		71,348,619

Energy Equipment & Services—0.2%
Schlumberger NV	222,607	6,598,071

Entertainment—1.4%
Electronic Arts, Inc.	125,687	17,878,976
Netflix, Inc. (a)	18,640	11,376,737
ROBLOX Corp. - Class A (a) (b)	109,731	8,290,177

		37,545,890

BHFTI-151

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—1.8%
American Tower Corp.	44,582	$11,832,509
Rexford Industrial Realty, Inc.	189,867	10,774,952
Ryman Hospitality Properties, Inc. (a) (b)	148,787	12,453,472
Welltower, Inc. (b)	160,048	13,187,955

		48,248,888

Food & Staples Retailing—2.1%
Performance Food Group Co. (a)	743,019	34,520,663
Sysco Corp. (b)	250,940	19,698,790

		54,219,453

Food Products—1.4%
Mondelez International, Inc. - Class A	549,549	31,972,761
UTZ Brands, Inc. (b)	274,855	4,708,266

		36,681,027

Health Care Equipment & Supplies—4.9%
Align Technology, Inc. (a)	13,389	8,909,442
Baxter International, Inc.	137,023	11,020,760
Becton Dickinson & Co.	53,111	13,055,746
Boston Scientific Corp. (a)	413,896	17,958,948
Danaher Corp.	79,985	24,350,633
Edwards Lifesciences Corp. (a)	136,142	15,412,636
Inari Medical, Inc. (a) (b)	39,519	3,204,991
Insulet Corp. (a)	22,262	6,327,528
Stryker Corp. (b)	66,700	17,590,124
Teleflex, Inc. (b)	33,193	12,498,824

		130,329,632

Health Care Providers & Services—3.0%
Agilon Health, Inc. (a)	241,100	6,319,231
Anthem, Inc.	40,964	15,271,379
Centene Corp. (a) (b)	193,051	12,029,008
HCA Healthcare, Inc.	26,937	6,538,149
Humana, Inc.	32,604	12,687,847
Laboratory Corp. of America Holdings (a) (b)	20,282	5,708,166
McKesson Corp.	21,471	4,280,888
UnitedHealth Group, Inc.	42,991	16,798,303

		79,632,971

Hotels, Restaurants & Leisure—2.7%
Airbnb, Inc. - Class A (a)	117,525	19,714,819
Chipotle Mexican Grill, Inc. (a)	5,582	10,145,397
Hyatt Hotels Corp. - Class A (a) (b)	117,109	9,029,104
Penn National Gaming, Inc. (a) (b)	35,926	2,603,198
Starbucks Corp.	275,230	30,360,621

		71,853,139

Household Durables—0.2%
DR Horton, Inc.	56,635	4,755,641

Industrial Conglomerates—0.1%
General Electric Co.	25,183	2,594,605

Insurance—2.9%
American Financial Group, Inc.	51,361	6,462,755
American International Group, Inc.	257,258	14,120,892
Assurant, Inc.	28,827	4,547,459
Assured Guaranty, Ltd.	127,574	5,971,739
Chubb, Ltd.	91,175	15,817,039
Hartford Financial Services Group, Inc. (The)	119,310	8,381,527
Marsh & McLennan Cos., Inc.	80,062	12,123,789
Oscar Health, Inc. - Class A (a) (b)	195,960	3,407,744
Trupanion, Inc. (a) (b)	87,233	6,775,387

		77,608,331

Interactive Media & Services—8.6%
Alphabet, Inc. - Class A (a)	48,839	130,572,043
Cargurus, Inc. (a) (b)	114,603	3,599,680
Facebook, Inc. - Class A (a)	196,357	66,641,602
Match Group, Inc. (a) (b)	86,298	13,547,923
Snap, Inc. - Class A (a) (b)	165,389	12,217,286

		226,578,534

Internet & Direct Marketing Retail—3.9%
Amazon.com, Inc. (a)	31,625	103,889,390

IT Services—4.0%
FleetCor Technologies, Inc. (a)	26,302	6,871,924
Genpact, Ltd.	179,606	8,533,081
Global Payments, Inc.	175,752	27,695,000
GoDaddy, Inc. - Class A (a) (b)	150,578	10,495,287
PayPal Holdings, Inc. (a)	83,543	21,738,724
Shopify, Inc. - Class A (a)	5,498	7,454,078
Snowflake, Inc. - Class A (a) (b)	4,608	1,393,597
Visa, Inc. - Class A (b)	81,662	18,190,210
WEX, Inc. (a) (b)	11,511	2,027,548

		104,399,449

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	74,214	11,690,931
ICON plc (a)	12,799	3,353,594
NanoString Technologies, Inc. (a) (b)	55,970	2,687,120
Syneos Health, Inc. (a) (b)	71,274	6,235,050

		23,966,695

Machinery—2.1%
Fortive Corp.	227,637	16,064,343
Ingersoll Rand, Inc. (a) (b)	359,465	18,120,631
Kennametal, Inc. (b)	70,643	2,418,110
Parker-Hannifin Corp.	7,366	2,059,681
Rexnord Corp. (b)	40,053	2,575,007
Westinghouse Air Brake Technologies Corp. (b)	175,248	15,108,130

		56,345,902

Media—3.4%
Charter Communications, Inc. - Class A (a)	52,965	38,535,215
DISH Network Corp. (a)	235,675	10,242,436
New York Times Co. (The) - Class A	134,640	6,633,713
Omnicom Group, Inc. (b)	456,737	33,095,163

		88,506,527

BHFTI-152

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.3%
ConocoPhillips	251,883	$17,070,111
Marathon Petroleum Corp.	123,887	7,657,455
Pioneer Natural Resources Co. (b)	37,726	6,281,756
Royal Dutch Shell plc - Class A (ADR) (b)	466,130	20,775,414
Royal Dutch Shell plc - Class B (ADR)	778,317	34,456,094

		86,240,830

Personal Products—0.5%
Estee Lauder Cos., Inc. (The) - Class A	44,554	13,363,081

Pharmaceuticals—4.7%
Aclaris Therapeutics, Inc. (a)	41,730	751,140
AstraZeneca plc (ADR)	312,716	18,781,723
Bristol-Myers Squibb Co.	355,602	21,040,970
Elanco Animal Health, Inc. (a) (b)	198,611	6,333,705
Eli Lilly and Co.	127,696	29,504,161
Novartis AG (ADR)	89,140	7,289,869
Pfizer, Inc.	793,353	34,122,113
Zoetis, Inc.	32,359	6,282,176

		124,105,857

Professional Services—1.6%
Equifax, Inc.	8,825	2,236,432
IHS Markit, Ltd.	227,405	26,519,971
TransUnion	11,872	1,333,344
TriNet Group, Inc. (a)	117,068	11,072,291

		41,162,038

Road & Rail—0.7%
J.B. Hunt Transport Services, Inc. (b)	30,156	5,042,686
Knight-Swift Transportation Holdings, Inc. (b)	112,155	5,736,728
Uber Technologies, Inc. (a)	148,347	6,645,946

		17,425,360

Semiconductors & Semiconductor Equipment—5.0%
Advanced Micro Devices, Inc. (a) (b)	273,570	28,150,353
KLA Corp.	33,983	11,367,653
Lattice Semiconductor Corp. (a) (b)	117,686	7,608,400
Marvell Technology, Inc.	328,103	19,787,892
Micron Technology, Inc.	241,302	17,127,616
NVIDIA Corp.	34,756	7,200,053
Skyworks Solutions, Inc. (b)	44,370	7,311,288
Teradyne, Inc. (b)	72,345	7,897,904
Texas Instruments, Inc.	129,448	24,881,200

		131,332,359

Software—9.8%
Adobe, Inc. (a)	23,905	13,762,587
Autodesk, Inc. (a)	6,628	1,890,107
Avalara, Inc. (a) (b)	16,137	2,820,264
Ceridian HCM Holding, Inc. (a)	36,371	4,096,102
Guidewire Software, Inc. (a) (b)	43,491	5,169,775
Microsoft Corp.	585,599	165,092,070

Software—(Continued)
Q2 Holdings, Inc. (a) (b)	58,846	4,715,918
Rapid7, Inc. (a) (b)	20,973	2,370,368
Salesforce.com, Inc. (a)	109,271	29,636,481
SentinelOne, Inc. - Class A (a)	36,642	1,962,912
ServiceNow, Inc. (a)	18,834	11,719,833
UiPath, Inc. - Class A (a) (b)	39,856	2,096,824
Varonis Systems, Inc. (a) (b)	58,138	3,537,697
Workday, Inc. - Class A (a)	39,150	9,783,194

		258,654,132

Specialty Retail—2.2%
Five Below, Inc. (a)	27,864	4,926,634
Ross Stores, Inc. (b)	115,641	12,587,523
TJX Cos., Inc. (The)	294,895	19,457,172
Ulta Beauty, Inc. (a) (b)	49,227	17,767,009
Victoria’s Secret & Co. (a) (b)	72,029	3,980,322

		58,718,660

Technology Hardware, Storage & Peripherals—3.5%
Apple, Inc.	649,258	91,870,007

Textiles, Apparel & Luxury Goods—0.4%
PVH Corp. (a)	51,519	5,295,638
Tapestry, Inc.	163,728	6,061,211

		11,356,849

Tobacco—0.6%
Philip Morris International, Inc.	175,279	16,614,696

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc. (a)	110,398	14,104,448

Total Common Stocks (Cost $1,992,212,792)		2,611,496,121

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $23,346,245; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $23,813,257.	23,346,245	23,346,245

Total Short-Term Investments (Cost $23,346,245)		23,346,245

Securities Lending Reinvestments (c)—8.7%

Certificates of Deposit—3.6%
Agricultural Bank of China
0.190%, 11/17/21	3,000,000	3,000,120
0.200%, 11/22/21	3,000,000	3,000,174

BHFTI-153

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	6,000,000	$5,999,892
Barclays Bank plc 0.180%, 04/07/22	10,000,000	10,005,770
Cooperatieve Rabobank UA
0.159%, 3M LIBOR + 0.040%, 01/11/22 (d)	5,000,000	5,000,700
0.170%, 03/18/22	7,000,000	7,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	4,000,000	3,999,840
Goldman Sachs Bank USA 0.170%, 02/04/22	7,000,000	7,000,490
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
MUFG Bank Ltd. 0.150%, 01/11/22	5,000,000	5,000,140
National Australia Bank, Ltd. 0.160%, 03/02/22	3,000,000	2,999,850
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (d)	5,000,000	5,000,765
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	5,000,000	5,000,270
Societe Generale 0.150%, 03/15/22	2,000,000	1,999,908
Standard Chartered Bank (NY)
0.150%, 02/02/22	5,000,000	5,000,000
0.170%, 03/28/22	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 10/15/21	2,000,000	1,999,900
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	6,000,000	5,996,640
Zero Coupon, 03/21/22	2,000,000	1,998,360
0.060%, 10/05/21	3,000,000	2,999,982

		94,002,396

Commercial Paper—0.2%
UBS AG 0.240%, 03/30/22	6,000,000	5,994,435

Master Demand Notes—0.2%
Natixis Financial Products LLC 0.320%, OBFR + 0.250%, 10/01/21 (d)	5,000,000	5,000,000

Repurchase Agreements—3.0%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by various Common Stock with an aggregate market value of $2,222,676.	2,000,000	2,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $2,332,357; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $2,379,002.	2,332,354	2,332,354

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $4,001,361; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $4,166,896.	4,000,000	4,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $5,100,007.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,500,006; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,530,007.	1,500,000	1,500,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $6,006,650; collateralized by various Common Stock with an aggregate market value of $6,600,092.	6,000,000	6,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $30,001,167; collateralized by various Common Stock with an aggregate market value of $33,337,800.	30,000,000	30,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $32,283; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $35,834.	32,282	32,282
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $2,000,097; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $2,221,236.	2,000,000	2,000,000

BHFTI-154

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/21 at 0.340%, due on 11/04/21 with a maturity value of $3,000,992; collateralized by various Common Stock with an aggregate market value of $3,333,365.	3,000,000	$3,000,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $10,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $10,200,510.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $5,000,024; collateralized by various Common Stock with an aggregate market value of $5,555,666.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,463,472; collateralized by various Common Stock with an aggregate market value of $1,626,048.	1,463,415	1,463,415

		79,328,051

Time Deposits—0.4%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	2,300,000	2,300,000
National Bank of Canada
0.120%, OBFR + 0.050%, 10/07/21 (d)	5,000,000	5,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		11,300,000

Mutual Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	10,000,000	10,000,000

		35,000,000

Total Securities Lending Reinvestments (Cost $230,615,040)		230,624,882

Total Investments—108.6% (Cost $2,246,174,077)		2,865,467,248
Other assets and liabilities (net)—(8.6)%		(227,866,182)

Net Assets—100.0%		$2,637,601,066

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $224,197,908 and the collateral received consisted of cash in the amount of $230,607,171 and non-cash collateral with a value of $1,248,748. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-155

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,611,496,121	$—	$—	$2,611,496,121
Total Short-Term Investment*	—	23,346,245	—	23,346,245
Securities Lending Reinvestments
Certificates of Deposit	—	94,002,396	—	94,002,396
Commercial Paper	—	5,994,435	—	5,994,435
Master Demand Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	79,328,051	—	79,328,051
Time Deposits	—	11,300,000	—	11,300,000
Mutual Funds	35,000,000	—	—	35,000,000
Total Securities Lending Reinvestments	35,000,000	195,624,882	—	230,624,882
Total Investments	$2,646,496,121	$218,971,127	$—	$2,865,467,248

Collateral for Securities Loaned (Liability)	$—	$(230,607,171)	$—	$(230,607,171)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-156

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—4.1%
Charter Hall Group (REIT)	509,235	$6,229,733
Dexus (REIT)	1,047,647	8,106,079
Lend Lease Group	814,724	6,324,057
Lifestyle Communities, Ltd.	499,180	7,881,463
Mirvac Group (REIT)	6,284,465	13,482,248
Vicinity Centres (REIT)	8,049,597	9,590,891

		51,614,471

Belgium—1.3%
Montea CVA (REIT)	37,088	4,910,307
Shurgard Self Storage S.A.	130,042	7,140,101
Warehouses De Pauw CVA (REIT)	125,399	5,068,939

		17,119,347

Canada—2.0%
Boardwalk Real Estate Investment Trust (REIT) (a)	154,136	5,754,849
Canadian Apartment Properties (REIT) (a)	132,226	6,170,755
H&R Real Estate Investment Trust (REIT) (a)	768,635	9,485,051
Summit Industrial Income REIT	207,684	3,417,128

		24,827,783

France—0.7%
Unibail-Rodamco-Westfield (REIT) (b)	127,002	9,288,847

Germany—5.3%
ADO Properties S.A.	224,101	3,792,264
Aroundtown S.A.	1,760,286	12,161,111
Deutsche Euroshop AG	261,965	5,350,404
Grand City Properties S.A.	262,754	6,554,370
LEG Immobilien AG	86,195	12,195,028
Vonovia SE	457,122	27,479,034

		67,532,211

Hong Kong—5.4%
Hang Lung Properties, Ltd.	4,277,300	9,723,088
Link REIT (The) (REIT)	2,364,064	20,203,748
New World Development Co., Ltd.	1,770,498	7,184,187
Sun Hung Kai Properties, Ltd.	949,838	11,803,979
Swire Properties, Ltd.	3,835,148	9,595,914
Wharf Real Estate Investment Co., Ltd. (a)	1,986,326	10,261,974

		68,772,890

Ireland—0.2%
Hibernia REIT plc (REIT)	2,095,651	2,824,201

Japan—10.1%
Activia Properties, Inc. (REIT)	2,516	10,335,787
AEON REIT Investment Corp. (REIT)	3,655	4,910,704
Kenedix Office Investment Corp. (REIT)	1,702	11,706,387
LaSalle Logiport (REIT)	11,394	19,185,413
Mitsui Fudosan Co., Ltd.	1,306,668	31,124,706
Nomura Real Estate Holdings, Inc.	545,200	14,208,061
Orix JREIT, Inc. (REIT)	5,731	9,983,040
Sankei Real Estate, Inc. (REIT) (a)	6,581	7,180,216

Japan—(Continued)
SOSiLA Logistics REIT, Inc. (REIT)	2,235	3,307,294
Tokyu Fudosan Holdings Corp.	2,728,774	16,804,339

		128,745,947

Singapore—3.3%
Ascendas Real Estate Investment Trust (REIT)	6,644,345	14,623,930
Capitaland Investment, Ltd. (b)	3,795,229	9,503,446
CapitaLand Mall Trust (REIT)	7,536,175	11,202,409
City Developments, Ltd.	1,397,994	7,055,252

		42,385,037

Sweden—3.2%
Castellum AB (a)	239,166	5,822,556
Catena AB	166,246	8,933,675
Kungsleden AB	432,579	5,679,967
Nyfosa AB	440,141	6,197,790
Pandox AB (b)	233,223	3,691,792
Samhallsbyggnadsbolaget i Norden AB (a)	1,813,851	10,002,442

		40,328,222

United Kingdom—4.3%
Big Yellow Group plc (REIT)	383,685	7,180,309
Land Securities Group plc (REIT)	895,903	8,338,773
Safestore Holdings plc (REIT)	556,614	7,829,254
Segro plc (REIT)	943,801	15,144,605
Tritax Big Box REIT plc (REIT)	5,470,340	15,657,222

		54,150,163

United States—58.8%
Acadia Realty Trust (REIT)	214,753	4,383,109
Alexandria Real Estate Equities, Inc. (REIT)	124,332	23,756,115
American Tower Corp. (REIT)	94,693	25,132,469
Apartment Income REIT Corp. (REIT)	169,648	8,280,519
Brandywine Realty Trust (REIT) (a)	313,943	4,213,115
Camden Property Trust (REIT)	263,319	38,831,653
Crown Castle International Corp. (REIT)	61,563	10,670,099
CubeSmart (REIT)	524,279	25,401,318
CyrusOne, Inc. (REIT)	82,683	6,400,491
Duke Realty Corp. (REIT)	890,609	42,633,453
Equinix, Inc. (REIT)	24,926	19,694,780
Extra Space Storage, Inc. (REIT)	319,018	53,591,834
Healthcare Trust of America, Inc. (REIT) - Class A (a)	620,037	18,390,297
Host Hotels & Resorts, Inc. (REIT) (a) (b)	1,265,749	20,669,681
Hudson Pacific Properties, Inc. (REIT) (a)	257,207	6,756,828
Invitation Homes, Inc. (REIT)	1,256,934	48,178,280
Life Storage, Inc. (REIT)	86,961	9,977,905
Mid-America Apartment Communities, Inc. (REIT)	144,341	26,955,682
National Retail Properties, Inc. (REIT) (a)	372,101	16,071,042
Pebblebrook Hotel Trust (REIT) (a)	439,231	9,843,167
Piedmont Office Realty Trust, Inc. (REIT) - Class A	314,526	5,482,188
ProLogis, Inc. (REIT)	789,893	99,076,279
Regency Centers Corp. (REIT)	280,501	18,886,132
Simon Property Group, Inc. (REIT)	594,396	77,253,648
SITE Centers Corp. (REIT) (a)	592,116	9,142,271
Spirit Realty Capital, Inc. (REIT)	320,566	14,758,859

BHFTI-157

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Sun Communities, Inc. (REIT)	141,240	$26,143,524
Sunstone Hotel Investors, Inc. (REIT) (a) (b)	653,761	7,805,906
Ventas, Inc. (REIT)	265,918	14,681,333
VEREIT, Inc. (REIT)	627,556	28,384,358
Welltower, Inc. (REIT) (a)	312,249	25,729,318

		747,175,653

Total Common Stocks (Cost $1,079,773,355)		1,254,764,772

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $11,009,637; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $11,229,876.	11,009,637	11,009,637

Total Short-Term Investments (Cost $11,009,637)		11,009,637

Securities Lending Reinvestments (c)—7.1%

Certificates of Deposit—0.7%
Barclays Bank plc 0.180%, 04/07/22	2,000,000	2,001,154
Cooperatieve Rabobank UA 0.170%, 03/18/22	1,500,000	1,500,000
Goldman Sachs Bank USA 0.170%, 02/04/22	2,000,000	2,000,140
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	1,000,000	1,000,054
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	2,000,000	1,999,988

		8,501,336

Commercial Paper—0.2%
UBS AG 0.240%, 03/30/22	2,000,000	1,998,145

Repurchase Agreements—5.0%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,334,014.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $8,962,685; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $9,141,929.	8,962,675	8,962,675

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $2,083,448.	2,000,000	2,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $12,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $12,240,017.	12,000,000	12,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $2,045,681.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,600,007; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,632,007.	1,600,000	1,600,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $10,000,011; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $10,200,002.	10,000,000	10,000,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $3,003,325; collateralized by various Common Stock with an aggregate market value of $3,300,046.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $8,000,311; collateralized by various Common Stock with an aggregate market value of $8,890,080.	8,000,000	8,000,000

BHFTI-158

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $2,100,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $2,142,107.	2,100,000	$2,100,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $3,500,017; collateralized by various Common Stock with an aggregate market value of $3,888,966.	3,500,000	3,500,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $5,691,278; collateralized by various Common Stock with an aggregate market value of $6,323,522.	5,691,057	5,691,057

		63,853,732

Time Deposits—0.3%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	800,000	800,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	1,000,000	1,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		3,800,000

Mutual Funds—0.9%
BlackRock Liquidity Funds, Institutional Shares 0.030% (e)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Share 0.030% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	5,500,000	5,500,000

		12,000,000

Total Securities Lending Reinvestments (Cost $90,151,332)		90,153,213

Total Investments—106.7% (Cost $1,180,934,324)		1,355,927,622
Other assets and liabilities (net)—(6.7)%		(84,792,601)

Net Assets—100.0%		$1,271,135,021

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $83,069,110 and the collateral received consisted of cash in the amount of $90,150,105. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Industrial REIT’s	17.5
Retail REIT’s	15.4
Specialized REIT’s	13.0
Residential REIT’s	12.6
Real Estate Operating Companies	10.3
Diversified Real Estate Activities	8.9
Office REIT’s	6.3
Diversified REIT’s	6.0
Health Care REITs	4.6
Hotel & Resort REITs	3.0

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-159

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$51,614,471	$—	$51,614,471
Belgium	—	17,119,347	—	17,119,347
Canada	24,827,783	—	—	24,827,783
France	—	9,288,847	—	9,288,847
Germany	—	67,532,211	—	67,532,211
Hong Kong	—	68,772,890	—	68,772,890
Ireland	—	2,824,201	—	2,824,201
Japan	—	128,745,947	—	128,745,947
Singapore	9,503,446	32,881,591	—	42,385,037
Sweden	—	40,328,222	—	40,328,222
United Kingdom	—	54,150,163	—	54,150,163
United States	747,175,653	—	—	747,175,653
Total Common Stocks	781,506,882	473,257,890	—	1,254,764,772
Total Short-Term Investment*	—	11,009,637	—	11,009,637
Securities Lending Reinvestments
Certificates of Deposit	—	8,501,336	—	8,501,336
Commercial Paper	—	1,998,145	—	1,998,145
Repurchase Agreements	—	63,853,732	—	63,853,732
Time Deposits	—	3,800,000	—	3,800,000
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	78,153,213	—	90,153,213
Total Investments	$793,506,882	$562,420,740	$—	$1,355,927,622

Collateral for Securities Loaned (Liability)	$—	$(90,150,105)	$—	$(90,150,105)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-160

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks — 95.3% of Net Assets

Security Description	Shares	Value

Australia—2.1%
AMP, Ltd. (a)	1,242,470	$885,718
Brambles, Ltd.	2,848,300	22,153,880
Orica, Ltd.	4,016,035	39,582,979

		62,622,577

Belgium—1.6%
Anheuser-Busch InBev S.A.	844,300	47,684,430

Canada—2.6%
Cenovus Energy, Inc.	2,516,965	25,376,317
Open Text Corp.	645,000	31,481,052
Restaurant Brands International, Inc. (b)	339,520	20,775,229

		77,632,598

China—4.8%
Alibaba Group Holding, Ltd. (a)	1,519,600	28,264,578
Alibaba Group Holding, Ltd. (ADR) (a)	196,400	29,077,020
Prosus NV (a)	686,503	54,067,737
Trip.com Group, Ltd. (ADR) (a)	213,900	6,577,425
Vipshop Holdings, Ltd. (ADR) (a)	2,277,800	25,374,692

		143,361,452

Finland—0.5%
UPM-Kymmene Oyj	447,400	15,807,659

France—11.9%
Accor S.A. (a)	1,825,226	64,613,451
BNP Paribas S.A. (b)	1,659,475	106,298,363
Capgemini SE	131,100	27,264,887
Danone S.A.	521,400	35,588,124
Publicis Groupe S.A. (b)	736,554	49,602,255
Valeo	1,461,800	40,792,860
Worldline S.A. (a)	412,400	31,464,529

		355,624,469

Germany—24.4%
Allianz SE	439,500	99,126,461
Bayer AG	2,052,560	111,950,497
Bayerische Motoren Werke AG	1,064,907	102,213,938
Continental AG (a)	739,490	81,071,113
Daimler AG	1,206,893	107,287,180
Fresenius Medical Care AG & Co. KGaA	902,800	63,621,810
Fresenius SE & Co. KGaA	580,058	27,888,782
Henkel AG & Co. KGaA	255,304	22,028,144
SAP SE	380,900	51,601,908
ThyssenKrupp AG (a)	5,176,700	55,165,279
Vitesco Technologies Group AG (a) (b)	147,898	8,737,199

		730,692,311

Indonesia—0.7%
Bank Mandiri Persero Tbk PT	45,665,800	19,406,077

Ireland—1.4%
Ryanair Holdings plc (ADR) (a)	387,160	42,610,830

Italy—3.6%
Intesa Sanpaolo S.p.A.	38,216,700	108,421,327

Japan—2.2%
Komatsu, Ltd.	812,800	19,544,235
Toyota Motor Corp.	2,496,500	44,657,909

		64,202,144

Mexico—1.2%
Grupo Televisa S.A.B. (ADR)	3,356,608	36,855,556

Netherlands—2.1%
EXOR NV	726,152	61,190,486

South Africa—0.8%
Naspers, Ltd. - N Shares	144,575	23,824,217

South Korea—1.1%
NAVER Corp.	96,900	31,574,313

Spain—1.6%
Amadeus IT Group S.A. (a)	735,900	48,343,118

Sweden—4.2%
H & M Hennes & Mauritz AB - B Shares (a)	2,522,800	51,149,675
SKF AB - B Shares	1,567,201	36,883,759
Volvo AB - B Shares	1,663,591	37,376,440

		125,409,874

Switzerland—11.6%
Cie Financiere Richemont S.A. - Class A	99,647	10,274,943
Credit Suisse Group AG	9,489,154	94,082,933
Glencore plc	19,386,565	91,554,312
Holcim, Ltd.	1,065,548	51,264,085
Novartis AG	580,500	47,624,342
Roche Holding AG	94,000	34,300,948
Swatch Group AG (The) - Bearer Shares	67,280	17,636,556

		346,738,119

United Kingdom—16.9%
CNH Industrial NV	4,871,700	82,488,766
Compass Group plc (a)	1,227,900	25,123,216
Informa plc (a)	1,219,203	8,933,720
Liberty Global plc - Class A (a)	1,797,200	53,556,560
Liberty Global plc - Class C (a)	211,956	6,244,224
Lloyds Banking Group plc	192,969,500	120,036,717
NatWest Group plc	14,788,001	44,873,235
Prudential plc	1,872,200	36,344,390
Reckitt Benckiser Group plc	208,300	16,303,512
Rolls-Royce Holdings plc (a)	9,414,065	17,711,005
Schroders plc	854,084	41,019,807
Smiths Group plc	836,809	16,040,764
WPP plc	2,804,155	37,679,902

		506,355,818

Total Common Stocks (Cost $2,479,477,711)		2,848,357,375

BHFTI-161

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Preferred Stocks—1.0%

Security Description	Shares/ Principal Amount*	Value

Germany—0.3%
Henkel AG & Co. KGaA	85,300	$7,919,394

South Korea—0.7%
Samsung Electronics Co., Ltd.	379,600	22,218,953

Total Preferred Stocks (Cost $32,078,705)		30,138,347

Convertible Bonds—0.3%

Switzerland—0.3%
Credit Suisse Group Guernsey VII, Ltd. 3.000%, 11/12/21 (CHF) (144A) (Cost $8,601,602)	7,835,000	8,952,787

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $100,413,495; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $102,421,788.	100,413,495	100,413,495

Total Short-Term Investments (Cost $100,413,495)		100,413,495

Securities Lending Reinvestments (c)—4.5%

Repurchase Agreements—2.9%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $25,000,132; collateralized by various Common Stock with an aggregate market value of $27,780,857.	25,000,000	25,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $2,177,662; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $2,221,212.	2,177,659	2,177,659
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $25,000,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $25,500,035.	25,000,000	25,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $20,000,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $20,400,002.	20,000,000	20,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $3,300,014; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $3,366,015.	3,300,000	3,300,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $200,008; collateralized by various Common Stock with an aggregate market value of $222,252.	200,000	200,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $10,000,047; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000

		85,677,659

Time Deposits—0.3%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	4,000,000	4,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,300,000	1,300,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		9,300,000

Mutual Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (d)	20,000,000	20,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (d)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (d)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (d)	2,000,000	2,000,000

		38,000,000

Total Securities Lending Reinvestments (Cost $132,977,659)		132,977,659

Total Investments—104.4% (Cost $2,753,549,172)		3,120,839,663
Other assets and liabilities (net)—(4.4)%		(131,199,056)

Net Assets—100.0%		$2,989,640,607

BHFTI-162

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $126,715,213 and the collateral received consisted of cash in the amount of $132,977,659 and non-cash collateral with a value of $2,708. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $8,952,787, which is 0.3% of net assets.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Banks	13.6
Automobiles	8.5
Pharmaceuticals	6.5
Machinery	5.9
Internet & Direct Marketing Retail	5.6
Metals & Mining	4.9
Insurance	4.5
Capital Markets	4.5
Auto Components	4.4
Hotels, Restaurants & Leisure	3.7

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
CHF	35,086,000	SSBT	12/15/21	USD	39,208,324	$1,491,496

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust Co.

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-163

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$62,622,577	$—	$62,622,577
Belgium	—	47,684,430	—	47,684,430
Canada	77,632,598	—	—	77,632,598
China	61,029,137	82,332,315	—	143,361,452
Finland	—	15,807,659	—	15,807,659
France	—	355,624,469	—	355,624,469
Germany	8,737,199	721,955,112	—	730,692,311
Indonesia	—	19,406,077	—	19,406,077
Ireland	42,610,830	—	—	42,610,830
Italy	—	108,421,327	—	108,421,327
Japan	—	64,202,144	—	64,202,144
Mexico	36,855,556	—	—	36,855,556
Netherlands	—	61,190,486	—	61,190,486
South Africa	—	23,824,217	—	23,824,217
South Korea	—	31,574,313	—	31,574,313
Spain	—	48,343,118	—	48,343,118
Sweden	—	125,409,874	—	125,409,874
Switzerland	—	346,738,119	—	346,738,119
United Kingdom	59,800,784	446,555,034	—	506,355,818
Total Common Stocks	286,666,104	2,561,691,271	—	2,848,357,375
Total Preferred Stocks*	—	30,138,347	—	30,138,347
Total Convertible Bonds*	—	8,952,787	—	8,952,787
Total Short-Term Investment*	—	100,413,495	—	100,413,495
Securities Lending Reinvestments
Repurchase Agreements	—	85,677,659	—	85,677,659
Time Deposits	—	9,300,000	—	9,300,000
Mutual Funds	38,000,000	—	—	38,000,000
Total Securities Lending Reinvestments	38,000,000	94,977,659	—	132,977,659
Total Investments	$324,666,104	$2,796,173,559	$—	$3,120,839,663

Collateral for Securities Loaned (Liability)	$—	$(132,977,659)	$—	$(132,977,659)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,491,496	$—	$1,491,496

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-164

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—4.2% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.2%
U.S. Treasury Floating Rate Notes
0.090%, 3M USTBMM + 0.055%, 07/31/22 (a)	31,000,000	$31,013,826
0.149%, 3M USTBMM + 0.114%, 04/30/22 (a)	28,000,000	28,018,542

Total U.S. Treasury & Government Agencies (Cost $59,000,000)		59,032,368

Commodity-Linked Securities—3.5%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 10/22/21 (144A) (a)	6,930,000	12,320,618
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 05/31/22 (144A) (a)	17,770,000	19,305,330
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 10/28/21 (144A) (a)	9,500,000	16,543,269

Total Commodity-Linked Securities (Cost $34,200,000)		48,169,217

Municipals—2.4%
New York City Housing Development Corp. 0.080%, 04/01/39	3,300,000	3,300,000
New York State Energy Research & Development Authority 0.080%, 11/01/39	4,400,000	4,400,000
New York State Housing Finance Agency 0.080%, 11/01/39	8,000,000	8,000,000
Port of Portland OR Airport Revenue 0.080%, 07/01/26	17,530,000	17,530,000

Total Municipals (Cost $33,230,000)		33,230,000

Short-Term Investments—83.7%

Certificate of Deposit—2.0%
Bank of Montreal (Chicago)
0.210%, SOFR + 0.160%, 03/16/22 (a)	8,500,000	8,502,058
0.230%, 05/10/22 (b)	20,000,000	20,009,347

		28,511,405

Commercial Paper—58.0%
Anglesea Funding plc 0.180%, OBFR + 0.110%, 02/11/22 (144A) (a)	25,000,000	25,001,857
Apple, Inc. 0.038%, 10/04/21 (144A) (b)	40,000,000	39,999,733
Bank of Nova Scotia 0.175%, 3M LIBOR + 0.050%, 11/09/21 (a)	23,000,000	23,002,119
Barclays Bank plc
0.160%, 03/16/22 (144A) (b)	12,000,000	11,990,759
0.161%, 02/10/22 (144A) (b)	25,000,000	24,985,776

Commercial Paper—(Continued)
Barton Capital Corp. 0.118%, 11/03/21 (144A) (b)	10,000,000	9,999,056
Cancara Asset Securitisation LLC 0.118%, 11/04/21 (b)	24,950,000	24,947,574
CDP Financial, Inc. 0.131%, 02/07/22 (b)	25,000,000	24,992,507
Chevron Corp. 0.041%, 10/05/21 (144A) (b)	30,000,000	29,999,667
Collateralized Commercial Paper Co. LLC 0.222%, 10/21/21 (b)	25,000,000	24,998,629
Concord Minutemen Capital Co. LLC 0.121%, 10/12/21 (144A) (b)	10,000,000	9,999,713
Dexia Credit Local S.A. 0.104%, 10/14/21 (144A) (b)	32,000,000	31,999,017
Exxon Mobil Corp. 0.060%, 12/03/21 (b)	40,000,000	39,994,951
FMS Wertmanagement 0.131%, 02/04/22 (144A) (b)	15,000,000	14,993,015
Kimberly-Clark Corp. 0.041%, 10/05/21 (144A) (b)	17,000,000	16,999,835
Korea Development Bank (The) 0.151%, 03/09/22 (b)	10,300,000	10,293,912
Lexington Parker Capital Co. LLC 0.123%, 10/15/21 (144A) (b)	10,000,000	9,999,625
LMA S.A. & LMA Americas, Corp.
0.113%, 10/14/21 (b)	15,000,000	14,999,481
0.161%, 02/08/22 (144A) (b)	14,000,000	13,993,173
LVMH Moet Hennessy Louis Vuitton SE
0.060%, 12/13/21 (144A) (b)	11,400,000	11,397,211
0.080%, 11/22/21 (144A) (b)	21,000,000	20,997,063
L’Oreal U.S.A., Inc.
0.030%, 10/04/21 (144A) (b)	19,000,000	18,999,829
0.047%, 10/12/21 (144A) (b)	14,500,000	14,499,710
National Australia Bank Ltd. 0.180%, SOFR + 0.130%, 09/12/22 (144A) (a)	22,000,000	21,991,530
Nationwide Building Society 0.062%, 10/08/21 (144A) (b)	21,000,000	20,999,669
Natixis S.A. 0.155%, 3M LIBOR + 0.030%, 11/15/21 (a)	15,000,000	15,001,181
Nederlandse Waterschapsbank NV 0.114%, 11/15/21 (144A) (b)	18,000,000	17,997,700
Nestle Finance International, Ltd. 0.047%, 10/21/21 (144A) (b)	43,100,000	43,098,743
Old Line Funding LLC 0.150%, SOFR + 0.100%, 02/04/22 (144A) (a)	35,000,000	34,998,213
Oversea-Chinese Banking Corp., Ltd. 0.150%, 04/07/22 (b)	6,500,000	6,499,590
PACCAR Financial Corp. 0.059%, 10/22/21 (b)	16,600,000	16,599,138
Ridgefield Funding Co. LLC 0.178%, 11/08/21 (144A) (b)	25,000,000	24,997,617
Shell International Finance B.V. Zero Coupon, 10/01/21 (144A) (b)	7,000,000	6,999,988
Sumitomo Mitsui Banking Corp. 0.074%, 11/01/21 (144A) (b)	13,500,000	13,499,148

BHFTI-165

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Toronto-Dominion Bank
0.180%, FEDL01 + 0.100%, 07/08/22 (144A) (a)	15,000,000	$15,000,225
0.243%, 05/05/22 (144A) (b)	15,000,000	14,986,076
UBS AG
0.215%, 3M LIBOR + 0.070%, 10/04/21 (144A) (a)	10,000,000	10,000,000
0.240%, SOFR + 0.190%, 06/15/22 (144A) (a)	10,000,000	10,000,472
Unilever Capital Corp.
0.065%, 10/12/21 (144A) (b)	4,000,000	3,999,907
0.068%, 10/22/21 (144A) (b)	4,500,000	4,499,807
0.069%, 11/01/21 (144A) (b)	31,000,000	30,998,071
Victory Receivables Corp. 0.100%, 12/02/21 (144A) (b)	30,000,000	29,994,172

		811,245,459

Mutual Funds—14.7%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.010% (c) (d)	143,029,380	143,029,380
STIT-Government & Agency Portfolio, Institutional Class 0.030% (c) (d)	38,247,708	38,247,708
STIT-Treasury Portfolio, Institutional Class 0.010% (c) (d)	24,728,663	24,728,663

		206,005,751

U.S. Treasury—9.0%
U.S. Treasury Bills
0.036%, 12/09/21 (b)	34,500,000	34,498,126
0.042%, 03/17/22 (b)	63,000,000	62,986,118
0.043%, 12/16/21 (b)	28,200,000	28,197,857

		125,682,101

Total Short-Term Investments (Cost $1,171,423,665)		1,171,444,716

Total Investments—93.8% (Cost $1,297,853,665)		1,311,876,301
Other assets and liabilities (net)—6.2%		86,555,430

Net Assets—100.0%		$1,398,431,731

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(d)	Affiliated Issuer.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $658,085,594, which is 47.1% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/21	3,022	AUD	427,530,107	$(5,804,750)
Brent Crude Oil Futures	11/30/21	388	USD	30,081,640	2,843,552
Canada Government Bond 10 Year Futures	12/20/21	2,505	CAD	358,590,750	(6,021,341)
Euro STOXX 50 Index Futures	12/17/21	1,970	EUR	79,745,600	(2,485,716)
FTSE 100 Index Futures	12/17/21	1,208	GBP	85,447,880	780,570
Japanese Government 10 Year Bond Futures	12/13/21	48	JPY	7,265,760,000	(188,135)
MSCI Emerging Markets Index Mini Futures	12/17/21	1,785	USD	111,169,800	(4,973,371)
New York Harbor ULSD Futures	02/28/22	79	USD	7,575,989	668,030
RBOB Gasoline Futures	10/29/21	312	USD	28,750,176	1,383,565
Russell 2000 Index E-Mini Futures	12/17/21	1,005	USD	110,590,200	(1,602,189)

BHFTI-166

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/17/21	364	USD	78,219,050	$(3,742,274)
Silver Futures	12/29/21	325	USD	35,826,375	(2,046,578)
TOPIX Index Futures	12/09/21	749	JPY	15,208,445,000	704,280
U.S. Treasury Long Bond Futures	12/21/21	683	USD	108,746,406	(2,292,227)
United Kingdom Long Gilt Bond Futures	12/29/21	1,484	GBP	185,722,600	(7,445,971)
WTI Light Sweet Crude Oil Futures	03/22/22	308	USD	22,293,040	1,818,582

Net Unrealized Depreciation					$(28,403,973)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.260%	Monthly	11/23/21	BBP	Barclays Copper Excess Return Index	USD	13,592,915	$(956,704)	$—	$(956,704)
Pay	0.300%	Monthly	02/08/22	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	28,869,981	(1,894,766)	—	(1,894,766)
Pay	0.470%	Monthly	02/16/22	CG	Cargill Commodity Index (a)	USD	36,987,476	853,520	—	853,520
Pay	0.120%	Monthly	12/09/21	CG	Cargill Gold Excess Return Index	USD	31,554,787	(728,122)	—	(728,122)
Pay	0.400%	Monthly	12/22/21	GSI	Goldman Sachs Commodity i-Select Strategy 1121 (b)	USD	17,683,498	366,320	—	366,320
Pay	0.250%	Monthly	03/09/22	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	7,249,524	487,144	—	487,144
Pay	0.300%	Monthly	02/10/22	MBL	Macquarie Aluminum Dynamic Roll Index	USD	8,945,381	(59,078)	—	(59,078)
Pay	0.140%	Monthly	02/04/22	MLI	Merrill Lynch Gold Excess Return Index	USD	24,605,072	—	—	—
Pay	0.250%	Monthly	02/04/22	MLI	Merrill Lynch Natural Gas Excess Return Index	USD	14,913,488	—	—	—
Pay	0.300%	Monthly	07/14/22	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	20,841,019	55,062	—	55,062
Pay	0.090%	Monthly	03/09/22	JPMC	S&P GSCI Gold Excess Return Index	USD	19,901,237	(243,900)	—	(243,900)

Totals								$(2,120,524)	$—	$(2,120,524)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of September 30, 2021:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$8,329,580	22.5%
Cotton No. 2	8,022,584	21.7%
Soybean	7,785,864	21.1%
Soybean Oil	3,746,831	10.1%
Wheat	2,544,738	6.9%
Corn No. 2 Yellow	2,148,972	5.8%
Sugar No. 11	2,071,299	5.6%
Coffee “C”	1,904,855	5.1%
Live Cattle	244,117	0.7%
Lean Hogs	188,636	0.5%

	$36,987,476	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of September 30, 2021:

BHFTI-167

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

OTC Total Return Swaps—(Continued)

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$3,982,324	22.5%
Cotton No. 2	3,835,551	21.7%
Soybean	3,722,376	21.1%
Soybean Oil	1,791,338	10.1%
Wheat	1,216,625	6.9%
Corn No. 2 Yellow	1,027,411	5.8%
Sugar No. 11	990,276	5.6%
Coffee “C”	910,700	5.1%
Live Cattle	116,711	0.7%
Lean Hogs	90,186	0.5%

	$17,683,498	100.0%

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MBL)—	Macquarie Bank, Ltd.
(MLI)—	Merill Lynch International
(MSCS)—	Morgan Stanley Capital Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

BHFTI-168

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$59,032,368	$—	$59,032,368
Total Commodity-Linked Securities*	—	48,169,217	—	48,169,217
Total Municipals*	—	33,230,000	—	33,230,000
Short-Term Investments
Certificate of Deposit	—	28,511,405	—	28,511,405
Commercial Paper	—	811,245,459	—	811,245,459
Mutual Funds	206,005,751	—	—	206,005,751
U.S. Treasury	—	125,682,101	—	125,682,101
Total Short-Term Investments	206,005,751	965,438,965	—	1,171,444,716
Total Investments	$206,005,751	$1,105,870,550	$—	$1,311,876,301

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,198,579	$—	$—	$8,198,579
Futures Contracts (Unrealized Depreciation)	(36,602,552)	—	—	(36,602,552)
Total Futures Contracts	$(28,403,973)	$—	$—	$(28,403,973)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,762,046	$—	$1,762,046
OTC Swap Contracts at Value (Liabilities)	—	(3,882,570)	—	(3,882,570)
Total OTC Swap Contracts	$—	$(2,120,524)	$—	$(2,120,524)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-169

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Textron, Inc.	417,296	$29,131,434

Air Freight & Logistics—1.2%
FedEx Corp. (a)	129,857	28,476,341

Automobiles—2.0%
General Motors Co. (b)	873,227	46,027,795

Banks—14.7%
Bank of America Corp.	2,016,423	85,597,156
Citigroup, Inc.	1,219,551	85,588,089
Citizens Financial Group, Inc. (a)	744,651	34,983,704
Fifth Third Bancorp (a)	807,681	34,277,982
Huntington Bancshares, Inc. (a)	814,516	12,592,417
JPMorgan Chase & Co.	201,772	33,028,059
Wells Fargo & Co.	1,287,786	59,766,148

		345,833,555

Beverages—1.7%
Coca-Cola Co. (The)	753,565	39,539,556

Building Products—2.0%
Johnson Controls International plc	703,665	47,905,513

Capital Markets—5.7%
Bank of New York Mellon Corp. (The) (a)	785,433	40,716,847
Goldman Sachs Group, Inc. (The)	104,544	39,520,768
Morgan Stanley	351,076	34,163,206
State Street Corp.	219,435	18,590,533

		132,991,354

Chemicals—3.1%
CF Industries Holdings, Inc.	668,781	37,331,355
Corteva, Inc.	852,136	35,857,883

		73,189,238

Communications Equipment—2.0%
Cisco Systems, Inc.	848,739	46,196,864

Consumer Finance—0.5%
Capital One Financial Corp.	71,049	11,507,806

Containers & Packaging—1.6%
International Paper Co. (a)	672,900	37,628,568

Diversified Telecommunication Services—0.7%
AT&T, Inc.	638,093	17,234,892

Electric Utilities—1.4%
Exelon Corp. (a)	690,049	33,356,969

Electrical Equipment—4.0%
Eaton Corp. plc	329,805	49,243,184
Emerson Electric Co.	480,833	45,294,469

		94,537,653

Equity Real Estate Investment Trusts—1.1%
Host Hotels & Resorts, Inc. (b)	1,505,299	24,581,533

Food Products—1.4%
Kraft Heinz Co. (The) (a)	446,498	16,440,056
Tyson Foods, Inc. - Class A	220,325	17,392,456

		33,832,512

Health Care Equipment & Supplies—0.7%
Dentsply Sirona, Inc.	286,646	16,639,800

Health Care Providers & Services—8.9%
Anthem, Inc.	139,759	52,102,155
CVS Health Corp.	449,388	38,135,066
HCA Healthcare, Inc.	118,442	28,748,242
Henry Schein, Inc. (a) (b)	323,945	24,671,651
McKesson Corp.	157,731	31,448,407
UnitedHealth Group, Inc.	23,645	9,239,047
Universal Health Services, Inc. - Class B	183,731	25,422,859

		209,767,427

Hotels, Restaurants & Leisure—1.6%
Booking Holdings, Inc. (b)	8,720	20,700,147
Las Vegas Sands Corp. (a) (b)	450,337	16,482,334

		37,182,481

Household Products—1.8%
Colgate-Palmolive Co.	186,225	14,074,885
Kimberly-Clark Corp. (a)	218,306	28,912,447

		42,987,332

Industrial Conglomerates—1.4%
General Electric Co.	319,741	32,942,915

Insurance—3.8%
Allstate Corp. (The)	178,025	22,664,363
American International Group, Inc. (a)	1,220,509	66,993,739

		89,658,102

Internet & Direct Marketing Retail—0.6%
eBay, Inc.	207,974	14,489,549

IT Services—3.1%
Cognizant Technology Solutions Corp. - Class A	611,009	45,342,978
DXC Technology Co. (b)	802,385	26,968,160

		72,311,138

Machinery—3.0%
Caterpillar, Inc.	201,980	38,774,101
Westinghouse Air Brake Technologies Corp. (a)	352,877	30,421,526

		69,195,627

Media—1.6%
Comcast Corp. - Class A	678,302	37,937,431

BHFTI-170

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—11.5%
Canadian Natural Resources, Ltd.	788,977	$28,846,933
Chevron Corp.	433,248	43,953,009
ConocoPhillips	318,408	21,578,510
Devon Energy Corp. (a)	1,158,086	41,123,634
Hess Corp.	375,927	29,363,658
Marathon Oil Corp.	2,744,883	37,522,551
Pioneer Natural Resources Co.	235,538	39,219,432
Suncor Energy, Inc.	1,356,155	28,126,655

		269,734,382

Pharmaceuticals—5.0%
Bristol-Myers Squibb Co.	382,269	22,618,856
Johnson & Johnson	258,400	41,731,600
Merck & Co., Inc.	237,798	17,861,008
Sanofi (ADR)	719,728	34,698,087

		116,909,551

Semiconductors & Semiconductor Equipment—4.3%
Intel Corp.	559,101	29,788,901
NXP Semiconductors NV	209,426	41,020,271
QUALCOMM, Inc.	236,793	30,541,561

		101,350,733

Software—2.7%
CDK Global, Inc.	640,022	27,232,936
Microsoft Corp.	129,211	36,427,165

		63,660,101

Tobacco—4.4%
Altria Group, Inc.	729,630	33,212,758
Philip Morris International, Inc.	738,437	69,996,443

		103,209,201

Total Common Stocks (Cost $1,642,752,414)		2,319,947,353

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $17,669,035; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $18,022,506.	17,669,035	17,669,035

Total Short-Term Investments (Cost $17,669,035)		17,669,035

Securities Lending Reinvestments (c)—4.8%

Certificates of Deposit—0.3%
Agricultural Bank of China 0.200%, 11/22/21	1,000,000	1,000,058

Certificates of Deposit —(Continued)
Bank of Nova Scotia 0.175%, 3M LIBOR + 0.050%, 11/08/21 (d)	2,000,000	$2,000,142
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	1,000,000	1,000,054
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,011
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 02/10/22	1,000,000	999,440

		5,999,705

Commercial Paper—0.1%
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (d)	2,000,000	2,000,122

Repurchase Agreements—3.4%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $12,000,063; collateralized by various Common Stock with an aggregate market value of $13,334,811.	12,000,000	12,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $21,667,497; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $22,100,823.	21,667,473	21,667,473
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $5,300,008; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $5,406,000.	5,300,000	5,300,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $10,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $10,200,014.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $4,001,633; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $4,346,691.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $9,003,675; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $9,205,565.	9,000,000	9,000,000

BHFTI-171

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements —(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $2,600,011; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $2,652,012.	2,600,000	$2,600,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $5,000,194; collateralized by various Common Stock with an aggregate market value of $5,556,300.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,300,059; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,443,041.	1,300,000	1,300,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $5,000,024; collateralized by various Common Stock with an aggregate market value of $5,555,666.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $4,715,631; collateralized by various Common Stock with an aggregate market value of $5,239,490.	4,715,447	4,715,447

		80,582,920

Time Deposits—0.4%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	4,000,000	4,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,100,000	1,100,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		9,100,000

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (e)	1,000,000	1,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (e)	1,000,000	1,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $112,682,297)		112,682,747

Total Investments—104.3% (Cost $1,773,103,746)		2,450,299,135
Other assets and liabilities (net)—(4.3)%		(100,457,598)

Net Assets—100.0%		$2,349,841,537

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $108,416,631 and the collateral received consisted of cash in the amount of $112,682,052. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	34,933,290	CIBC	10/29/21	USD	27,684,726	$105,463
CAD	1,058,731	GSI	10/29/21	USD	835,080	(771)
EUR	14,743,937	DBAG	10/29/21	USD	17,259,046	172,429

Net Unrealized Appreciation						$277,121

BHFTI-172

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,319,947,353	$—	$—	$2,319,947,353
Total Short-Term Investment*	—	17,669,035	—	17,669,035
Securities Lending Reinvestments
Certificates of Deposit	—	5,999,705	—	5,999,705
Commercial Paper	—	2,000,122	—	2,000,122
Repurchase Agreements	—	80,582,920	—	80,582,920
Time Deposits	—	9,100,000	—	9,100,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	97,682,747	—	112,682,747
Total Investments	$2,334,947,353	$115,351,782	$—	$2,450,299,135

Collateral for Securities Loaned (Liability)	$—	$(112,682,052)	$—	$(112,682,052)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$277,892	$—	$277,892
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(771)	—	(771)
Total Forward Contracts	$—	$277,121	$—	$277,121

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-173

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Brazil—0.5%
StoneCo, Ltd. - Class A (a)	207,860	$7,216,899

China—3.7%
JD.com, Inc. (ADR) (a)	695,288	50,227,605
Meituan - Class B (a)	151,600	4,733,967

		54,961,572

Denmark—0.3%
Ambu A/S - Class B (b)	127,429	3,764,017

France—10.6%
Airbus SE (a)	342,666	44,990,373
Dassault Systemes SE	97,645	5,119,205
Kering S.A.	53,013	37,704,221
LVMH Moet Hennessy Louis Vuitton SE	94,731	67,738,733

		155,552,532

Germany—2.4%
SAP SE	263,358	35,678,066

India—4.6%
DLF, Ltd.	7,704,616	42,664,242
ICICI Bank, Ltd. (ADR) (b)	1,303,665	24,600,158

		67,264,400

Italy—0.3%
Brunello Cucinelli S.p.A. (a)	84,664	4,643,699

Japan—12.7%
Capcom Co., Ltd.	73,000	2,027,611
FANUC Corp.	47,300	10,354,611
Keyence Corp.	71,800	43,021,490
Murata Manufacturing Co., Ltd.	474,200	42,210,823
Nidec Corp.	418,300	46,404,204
Omron Corp. (b)	246,000	24,382,900
TDK Corp.	521,400	18,836,731

		187,238,370

Netherlands—0.9%
ASML Holding NV	13,917	10,266,185
uniQure NV (a)	113,003	3,617,226

		13,883,411

Spain—0.6%
Industria de Diseno Textil S.A	238,505	8,677,412

Sweden—3.2%
Assa Abloy AB - Class B	701,037	20,326,717
Atlas Copco AB - A Shares	437,923	26,564,544

		46,891,261

Switzerland—1.1%
Lonza Group AG	10,716	8,028,330
Zur Rose Group AG (a)	18,927	7,511,600

		15,539,930

United Kingdom—2.1%
Farfetch, Ltd. - Class A (a)	402,164	15,073,107
Prudential plc	846,118	16,425,404

		31,498,511

United States—56.6%
Adobe, Inc. (a)	113,555	65,375,885
Agilent Technologies, Inc.	203,325	32,029,787
Alphabet, Inc. - Class A (a)	57,851	154,665,806
Amazon.com, Inc. (a)	4,018	13,199,291
Analog Devices, Inc.	287,413	48,135,929
Avantor, Inc. (a) (b)	643,293	26,310,684
Boston Scientific Corp. (a)	183,483	7,961,327
Castle Biosciences, Inc. (a) (b)	44,550	2,962,575
Charles River Laboratories International, Inc. (a)	20,640	8,517,509
Danaher Corp.	15,123	4,604,046
Dun & Bradstreet Holdings, Inc. (a) (b)	109,845	1,846,494
Equifax, Inc.	114,752	29,080,452
Facebook, Inc. - Class A (a)	224,532	76,203,915
Fidelity National Information Services, Inc.	128,050	15,581,124
Illumina, Inc. (a)	24,493	9,934,606
Intuit, Inc.	151,663	81,823,705
Intuitive Surgical, Inc. (a)	7,351	7,307,997
IQVIA Holdings, Inc. (a)	39,031	9,349,486
Marriott International, Inc. - Class A (a)	13,700	2,028,833
Microsoft Corp.	53,568	15,101,891
Natera, Inc. (a)	40,151	4,474,427
NVIDIA Corp.	20,900	4,329,644
Omnicell, Inc. (a) (b)	24,207	3,593,045
PayPal Holdings, Inc. (a)	141,987	36,946,437
Pegasystems, Inc. (b)	64,699	8,223,243
Phathom Pharmaceuticals, Inc. (a) (b)	123,025	3,949,103
Qualtrics International, Inc. - Class A (a) (b)	84,508	3,611,872
S&P Global, Inc.	166,415	70,708,069
Splunk, Inc. (a) (b)	32,150	4,652,427
United Parcel Service, Inc. - Class B	159,402	29,027,104
Veracyte, Inc. (a) (b)	181,510	8,431,139
Visa, Inc. - Class A	73,462	16,363,660
Walt Disney Co. (The) (a)	158,511	26,815,306

		833,146,818

Total Common Stocks (Cost $641,457,500)		1,465,956,898

BHFTI-174

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Short-Term Investment—0.4%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $5,699,824; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $5,813,853.	5,699,824	$5,699,824

Total Short-Term Investments (Cost $5,699,824)		5,699,824

Securities Lending Reinvestments(c)—2.8%

Certificate of Deposit—0.1%
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,011

Repurchase Agreements—2.1%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $4,000,021; collateralized by various Common Stock with an aggregate market value of $4,444,937.	4,000,000	4,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $2,831,785; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $2,888,418.	2,831,782	2,831,782
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $5,100,007.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $3,001,225; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $300,001; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $306,001.	300,000	300,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,000,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.650% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $5,100,001.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $4,000,156; collateralized by various Common Stock with an aggregate market value of $4,445,040.	4,000,000	4,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,800,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,998,056.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $100,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $111,062.	100,000	100,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,900,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,938,097.	1,900,000	1,900,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,630,324; collateralized by various Common Stock with an aggregate market value of $2,922,527.	2,630,222	2,630,222

		30,562,004

Time Deposits—0.1%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	300,000	300,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	1,000,000	1,000,000
Skandi New York 0.050%, 10/01/21	1,000,000	1,000,000

		2,300,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (e)	5,000,000	5,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $40,862,004)		40,862,015

Total Investments—102.8% (Cost $688,019,328)		1,512,518,737
Other assets and liabilities (net)—(2.8)%		(40,578,681)

Net Assets—100.0%		$1,471,940,056

BHFTI-175

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $39,436,545 and the collateral received consisted of cash in the amount of $40,862,004. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Interactive Media & Services	15.7
Software	14.9
Electronic Equipment, Instruments & Components	8.7
Textiles, Apparel & Luxury Goods	7.5
Life Sciences Tools & Services	6.4
Internet & Direct Marketing Retail	5.7
IT Services	5.2
Capital Markets	4.8
Semiconductors & Semiconductor Equipment	4.3
Electrical Equipment	3.2

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-176

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,216,899	$—	$—	$7,216,899
China	50,227,605	4,733,967	—	54,961,572
Denmark	—	3,764,017	—	3,764,017
France	—	155,552,532	—	155,552,532
Germany	—	35,678,066	—	35,678,066
India	24,600,158	42,664,242	—	67,264,400
Italy	—	4,643,699	—	4,643,699
Japan	—	187,238,370	—	187,238,370
Netherlands	3,617,226	10,266,185	—	13,883,411
Spain	—	8,677,412	—	8,677,412
Sweden	—	46,891,261	—	46,891,261
Switzerland	—	15,539,930	—	15,539,930
United Kingdom	15,073,107	16,425,404	—	31,498,511
United States	833,146,818	—	—	833,146,818
Total Common Stocks	933,881,813	532,075,085	—	1,465,956,898
Total Short-Term Investment*	—	5,699,824	—	5,699,824
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,011	—	1,000,011
Repurchase Agreements	—	30,562,004	—	30,562,004
Time Deposits	—	2,300,000	—	2,300,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	33,862,015	—	40,862,015
Total Investments	$940,881,813	$571,636,924	$—	$1,512,518,737

Collateral for Securities Loaned (Liability)	$—	$(40,862,004)	$—	$(40,862,004)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-177

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
GXO Logistics, Inc. (a)	103,395	$8,110,304

Auto Components—1.5%
Fox Factory Holding Corp. (a)	83,368	12,050,011
Visteon Corp. (a) (b)	72,723	6,864,324

		18,914,335

Automobiles—0.6%
Harley-Davidson, Inc.	203,984	7,467,854

Biotechnology—9.8%
Abcam plc (a)	357,506	7,109,565
ALX Oncology Holdings, Inc. (a)	73,085	5,398,058
Ascendis Pharma A/S (ADR) (a)	53,830	8,579,964
CareDx, Inc. (a)	259,075	16,417,583
ChemoCentryx, Inc. (a) (b)	147,918	2,529,398
Halozyme Therapeutics, Inc. (a)	322,346	13,113,035
Intellia Therapeutics, Inc. (a)	86,786	11,642,342
Iovance Biotherapeutics, Inc. (a) (b)	132,074	3,256,945
Kodiak Sciences, Inc. (a) (b)	79,028	7,585,107
Mirati Therapeutics, Inc. (a)	40,802	7,218,282
Natera, Inc. (a)	169,668	18,907,802
TG Therapeutics, Inc. (a) (b)	202,007	6,722,793
Twist Bioscience Corp. (a) (b)	149,154	15,955,003

		124,435,877

Building Products—2.8%
Builders FirstSource, Inc. (a)	361,033	18,679,847
Simpson Manufacturing Co., Inc. (b)	67,304	7,199,509
Trex Co., Inc. (a) (b)	100,565	10,250,591

		36,129,947

Capital Markets—2.2%
LPL Financial Holdings, Inc.	107,456	16,844,803
Morningstar, Inc.	40,744	10,553,918

		27,398,721

Chemicals—2.1%
Axalta Coating Systems, Ltd. (a)	260,643	7,608,169
Danimer Scientific, Inc. (a) (b)	406,014	6,634,269
Element Solutions, Inc.	574,959	12,465,111

		26,707,549

Commercial Services & Supplies—1.5%
Clean Harbors, Inc. (a)	112,109	11,644,762
IAA, Inc. (a)	129,413	7,062,067

		18,706,829

Construction & Engineering—2.4%
AECOM (a)	166,872	10,537,967
Construction Partners, Inc. - Class A (a) (b)	283,784	9,469,872
Valmont Industries, Inc.	46,862	11,018,193

		31,026,032

Construction Materials—0.6%
Eagle Materials, Inc.	63,104	8,276,721

Consumer Finance—0.3%
LendingTree, Inc. (a)	23,908	3,343,056

Distributors—0.8%
Pool Corp.	22,836	9,920,187

Diversified Telecommunication Services—0.8%
Iridium Communications, Inc. (a)	262,706	10,468,834

Electrical Equipment—2.2%
Shoals Technologies Group, Inc. - Class A (a)	267,833	7,467,184
Stem, Inc. (a) (b)	269,143	6,429,826
Vicor Corp. (a) (b)	106,535	14,292,736

		28,189,746

Electronic Equipment, Instruments & Components—2.2%
Fabrinet (a)	93,096	9,543,271
II-VI, Inc. (a) (b)	137,219	8,145,320
Littelfuse, Inc.	39,019	10,662,722

		28,351,313

Equity Real Estate Investment Trusts—0.6%
EastGroup Properties, Inc.	49,472	8,243,519

Food & Staples Retailing—0.7%
Performance Food Group Co. (a)	183,514	8,526,060

Health Care Equipment & Supplies—7.4%
AtriCure, Inc. (a)	166,715	11,595,028
CONMED Corp. (b)	76,757	10,042,119
CryoPort, Inc. (a) (b)	190,628	12,678,668
Inari Medical, Inc. (a)	123,337	10,002,631
Insulet Corp. (a)	35,466	10,080,501
iRhythm Technologies, Inc. (a)	59,025	3,456,504
Masimo Corp. (a)	39,820	10,779,672
Mesa Laboratories, Inc. (b)	25,442	7,692,643
Nevro Corp. (a) (b)	58,208	6,774,247
Tandem Diabetes Care, Inc. (a)	90,563	10,811,411

		93,913,424

Health Care Providers & Services—1.0%
Amedisys, Inc. (a)	37,830	5,640,453
LHC Group, Inc. (a)	46,418	7,283,448

		12,923,901

Health Care Technology—0.6%
Schrodinger, Inc. (a) (b)	131,219	7,175,055

Hotels, Restaurants & Leisure—5.0%
Caesars Entertainment, Inc. (a)	105,026	11,792,319
Marriott Vacations Worldwide Corp.	68,973	10,851,522
Penn National Gaming, Inc. (a) (b)	142,863	10,351,853
Planet Fitness, Inc. - Class A (a)	124,886	9,809,795

BHFTI-178

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Texas Roadhouse, Inc.	105,989	$9,679,976
Wingstop, Inc. (b)	65,415	10,723,481

		63,208,946

Household Durables—1.3%
Installed Building Products, Inc.	85,244	9,133,895
Sonos, Inc. (a)	247,239	8,000,654

		17,134,549

Insurance—0.7%
BRP Group, Inc. - Class A (a)	278,299	9,264,574

Internet & Direct Marketing Retail—1.9%
Overstock.com, Inc. (a) (b)	174,671	13,610,364
Shutterstock, Inc.	95,538	10,826,366

		24,436,730

IT Services—0.7%
BigCommerce Holdings, Inc. (a) (b)	83,491	4,227,984
Flywire Corp. (a) (b)	116,758	5,118,671

		9,346,655

Life Sciences Tools & Services—6.7%
Adaptive Biotechnologies Corp. (a) (b)	131,949	4,484,947
Berkeley Lights, Inc. (a) (b)	210,050	4,108,578
Bruker Corp.	114,320	8,928,392
Maravai LifeSciences Holdings, Inc. - Class A (a)	163,143	8,007,058
NanoString Technologies, Inc. (a) (b)	158,102	7,590,477
NeoGenomics, Inc. (a) (b)	227,854	10,991,677
Repligen Corp. (a)	90,289	26,092,618
Syneos Health, Inc. (a)	164,493	14,389,848

		84,593,595

Machinery—4.9%
Evoqua Water Technologies Corp. (a)	340,002	12,770,475
Kennametal, Inc. (b)	231,649	7,929,345
Kornit Digital, Ltd. (a)	121,139	17,533,659
Nordson Corp.	37,283	8,878,946
Terex Corp. (b)	186,436	7,848,956
Timken Co. (The)	117,375	7,678,673

		62,640,054

Metals & Mining—0.9%
Cleveland-Cliffs, Inc. (a) (b)	567,878	11,249,663

Personal Products—0.8%
Beauty Health Co. (The) (a) (b)	391,645	10,171,021

Pharmaceuticals—0.4%
Arvinas, Inc. (a)	66,324	5,450,506

Professional Services—1.3%
ASGN, Inc. (a)	94,834	10,729,519
Clarivate plc (a)	250,728	5,490,943

		16,220,462

Road & Rail—2.3%
Knight-Swift Transportation Holdings, Inc. (b)	96,492	4,935,566
Lyft, Inc. - Class A (a) (b)	210,573	11,284,607
Saia, Inc. (a)	53,871	12,822,914

		29,043,087

Semiconductors & Semiconductor Equipment—8.2%
Allegro MicroSystems, Inc. (a)	354,257	11,322,054
Ambarella, Inc. (a)	83,511	13,006,003
Lattice Semiconductor Corp. (a)	352,688	22,801,279
MACOM Technology Solutions Holdings, Inc. (a)	165,180	10,715,226
MKS Instruments, Inc.	48,581	7,331,359
Power Integrations, Inc.	128,138	12,684,381
Semtech Corp. (a)	163,412	12,741,234
Silicon Laboratories, Inc. (a)	93,635	13,123,881

		103,725,417

Software—16.6%
Altair Engineering, Inc. - Class A (a) (b)	146,141	10,074,961
Anaplan, Inc. (a)	131,390	8,000,337
Avalara, Inc. (a)	60,470	10,568,342
Bill.com Holdings, Inc. (a)	66,923	17,865,095
Black Knight, Inc. (a)	68,561	4,936,392
Blackline, Inc. (a)	123,396	14,568,132
Cerence, Inc. (a) (b)	84,675	8,138,114
Duck Creek Technologies, Inc. (a)	216,604	9,582,561
Everbridge, Inc. (a)	71,646	10,821,412
Five9, Inc. (a)	65,380	10,443,801
Guidewire Software, Inc. (a) (b)	89,295	10,614,497
KnowBe4, Inc. - Class A (a) (b)	135,988	2,986,296
LivePerson, Inc. (a) (b)	170,169	10,031,463
Pegasystems, Inc. (b)	87,573	11,130,528
Q2 Holdings, Inc. (a)	148,268	11,882,198
Qualys, Inc. (a) (b)	85,783	9,546,790
Rapid7, Inc. (a) (b)	89,362	10,099,693
Smartsheet, Inc. - Class A (a)	137,198	9,441,966
Sprout Social, Inc. - Class A (a)	78,510	9,574,294
Workiva, Inc. (a)	74,691	10,528,443
Zendesk, Inc. (a)	82,887	9,647,218

		210,482,533

Special Purpose Acquisition Companies—0.4%
VPC Impact Acquisition Holdings - Class A (a) (b)	521,281	5,270,151

Specialty Retail—3.2%
Five Below, Inc. (a)	46,937	8,298,931
Floor & Decor Holdings, Inc. - Class A (a)	108,689	13,128,544
National Vision Holdings, Inc. (a) (b)	174,201	9,889,391
RH (a)	14,275	9,520,140

		40,837,006

Textiles, Apparel & Luxury Goods—0.7%
Kontoor Brands, Inc. (b)	177,821	8,882,159

Trading Companies & Distributors—1.8%
SiteOne Landscape Supply, Inc. (a) (b)	63,305	12,627,449

BHFTI-179

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
WESCO International, Inc. (a)	85,104	$9,814,193

		22,441,642

Total Common Stocks (Cost $824,660,149)		1,252,628,014

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $21,256,317; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $21,681,491.	21,256,317	21,256,317

Total Short-Term Investments (Cost $21,256,317)		21,256,317

Securities Lending Reinvestments (c)—10.5%

Certificates of Deposit—4.2%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	2,000,000	1,999,964
Barclays Bank plc 0.180%, 04/07/22	5,000,000	5,002,885
Cooperatieve Rabobank UA
0.159%, 3M LIBOR + 0.040%, 01/11/22 (d)	5,000,000	5,000,700
0.170%, 03/18/22	1,000,000	1,000,000
Credit Industriel et Commercial
Zero Coupon, 10/12/21	4,000,000	3,999,840
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
MUFG Bank Ltd. 0.150%, 01/11/22	3,000,000	3,000,084
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (d)	2,000,000	2,000,306
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	5,000,000	5,000,270
Societe Generale 0.150%, 03/15/22	2,000,000	1,999,908
Standard Chartered Bank (NY)
0.150%, 02/02/22	3,000,000	3,000,000
0.170%, 03/28/22	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (d)	2,000,000	2,000,048
Sumitomo Mitsui Trust Bank (London)
Zero Coupon, 10/15/21	2,000,000	1,999,900
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	1,000,000	999,440
0.060%, 10/05/21	2,000,000	1,999,988

		54,003,278

Commercial Paper—0.6%
Antalis S.A. 0.130%, 10/15/21	3,000,000	2,999,838
UBS AG 0.240%, 03/30/22	4,000,000	3,996,290

		6,996,128

Repurchase Agreements—3.7%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,469.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,334,014.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $4,567,582; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $4,658,929.	4,567,577	4,567,577
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $8,002,722; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $8,333,791.	8,000,000	8,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $800,003; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $816,004.	800,000	800,000

BHFTI-180

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $10,000,389; collateralized by various Common Stock with an aggregate market value of $11,112,600.	10,000,000	$10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,200,055; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,332,037.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $3,500,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $3,887,164.	3,500,000	3,500,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $2,040,102.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $4,715,631; collateralized by various Common Stock with an aggregate market value of $5,239,490.	4,715,447	4,715,447

		46,783,024

Time Deposits—0.8%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,300,000	1,300,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	5,000,000	5,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		10,300,000

Security Description	Shares	Value

Mutual Funds—1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	10,000,000	10,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $133,076,989)		133,082,430

Total Investments—110.7% (Cost $978,993,455)		1,406,966,761
Other assets and liabilities (net)—(10.7)%		(135,619,761)

Net Assets—100.0%		$1,271,347,000

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $149,617,550 and the collateral received consisted of cash in the amount of $133,070,734 and non-cash collateral with a value of $22,343,425. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-181

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$8,110,304	$—	$—	$8,110,304
Auto Components	18,914,335	—	—	18,914,335
Automobiles	7,467,854	—	—	7,467,854
Biotechnology	117,326,312	7,109,565	—	124,435,877
Building Products	36,129,947	—	—	36,129,947
Capital Markets	27,398,721	—	—	27,398,721
Chemicals	26,707,549	—	—	26,707,549
Commercial Services & Supplies	18,706,829	—	—	18,706,829
Construction & Engineering	31,026,032	—	—	31,026,032
Construction Materials	8,276,721	—	—	8,276,721
Consumer Finance	3,343,056	—	—	3,343,056
Distributors	9,920,187	—	—	9,920,187
Diversified Telecommunication Services	10,468,834	—	—	10,468,834
Electrical Equipment	28,189,746	—	—	28,189,746
Electronic Equipment, Instruments & Components	28,351,313	—	—	28,351,313
Equity Real Estate Investment Trusts	8,243,519	—	—	8,243,519
Food & Staples Retailing	8,526,060	—	—	8,526,060
Health Care Equipment & Supplies	93,913,424	—	—	93,913,424
Health Care Providers & Services	12,923,901	—	—	12,923,901
Health Care Technology	7,175,055	—	—	7,175,055
Hotels, Restaurants & Leisure	63,208,946	—	—	63,208,946
Household Durables	17,134,549	—	—	17,134,549
Insurance	9,264,574	—	—	9,264,574
Internet & Direct Marketing Retail	24,436,730	—	—	24,436,730
IT Services	9,346,655	—	—	9,346,655
Life Sciences Tools & Services	84,593,595	—	—	84,593,595
Machinery	62,640,054	—	—	62,640,054
Metals & Mining	11,249,663	—	—	11,249,663
Personal Products	10,171,021	—	—	10,171,021
Pharmaceuticals	5,450,506	—	—	5,450,506
Professional Services	16,220,462	—	—	16,220,462
Road & Rail	29,043,087	—	—	29,043,087
Semiconductors & Semiconductor Equipment	103,725,417	—	—	103,725,417
Software	210,482,533	—	—	210,482,533
Special Purpose Acquisition Companies	5,270,151	—	—	5,270,151
Specialty Retail	40,837,006	—	—	40,837,006
Textiles, Apparel & Luxury Goods	8,882,159	—	—	8,882,159
Trading Companies & Distributors	22,441,642	—	—	22,441,642
Total Common Stocks	1,245,518,449	7,109,565	—	1,252,628,014
Total Short-Term Investment*	—	21,256,317	—	21,256,317

BHFTI-182

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$54,003,278	$—	$54,003,278
Commercial Paper	—	6,996,128	—	6,996,128
Repurchase Agreements	—	46,783,024	—	46,783,024
Time Deposits	—	10,300,000	—	10,300,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	118,082,430	—	133,082,430
Total Investments	$1,260,518,449	$146,448,312	$—	$1,406,966,761

Collateral for Securities Loaned (Liability)	$—	$(133,070,734)	$—	$(133,070,734)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—48.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—23.9%
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	613,431	$666,184
6.000%, 07/01/28	132,977	149,153
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	805,754	877,085
3.500%, 08/01/42	504,053	535,973
3.500%, 07/01/50	2,930,980	3,161,197
4.000%, 06/01/47	1,158,145	1,271,578
4.500%, 02/01/40	227,694	255,283
5.000%, 09/01/35	555,555	626,364
6.000%, 12/01/39	178,231	210,622
Fannie Mae ARM Pool
0.563%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,448,165	3,446,755
Fannie Mae Benchmark REMIC (CMO)
5.500%, 06/25/37	449,375	519,461
Fannie Mae Grantor Trust
2.898%, 06/25/27	3,922,264	4,211,633
Fannie Mae Pool
2.450%, 11/01/22	2,891,489	2,930,467
2.480%, 10/01/28	8,738,539	9,278,291
2.640%, 04/01/23	1,716,738	1,757,054
2.640%, 05/01/23	2,045,674	2,096,895
2.690%, 10/01/23	2,000,000	2,067,755
2.700%, 05/01/23	5,000,000	5,130,675
2.720%, 03/01/23	2,788,375	2,851,376
2.730%, 07/01/28	2,938,466	3,161,513
2.810%, 09/01/31	1,457,155	1,567,360
2.970%, 06/01/30	2,750,000	2,988,891
2.980%, 09/01/36	1,357,624	1,478,068
3.000%, 01/01/43	2,128,951	2,279,949
3.000%, 07/01/60	3,536,598	3,765,278
3.092%, 07/01/22 (a)	604,035	607,618
3.110%, 12/01/24	1,455,271	1,554,246
3.235%, 10/01/26	1,308,922	1,427,971
3.260%, 12/01/26	916,414	999,381
3.290%, 08/01/26	1,962,987	2,136,296
3.340%, 02/01/27	1,500,000	1,644,357
3.380%, 12/01/23	1,874,846	1,963,489
3.420%, 05/01/22 (a)	367,569	367,522
3.450%, 01/01/24	924,679	971,304
3.490%, 09/01/23	3,623,127	3,779,212
3.500%, 08/01/26	96,925	102,263
3.500%, 02/01/33	1,825,974	1,963,829
3.500%, 05/01/33	2,094,862	2,257,886
3.500%, 07/01/43	1,525,674	1,648,987
3.500%, 03/01/60	3,027,977	3,297,500
3.550%, 02/01/30	1,500,000	1,678,095
3.560%, 03/01/24	6,630,963	7,061,073
3.570%, 07/01/26	3,942,090	4,340,499
3.670%, 07/01/23	2,500,000	2,604,835
3.760%, 11/01/23	1,038,136	1,091,910
3.970%, 08/01/33	5,021,280	5,245,123
3.990%, 02/01/28	1,639,025	1,865,852
4.000%, 10/01/32	636,282	691,532
4.000%, 12/01/40	134,246	147,767
4.000%, 07/01/42	876,089	956,637

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool
5.500%, 01/01/58	2,602,022	3,117,463
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (b)	913,337	825,359
Zero Coupon, 10/25/43 (b)	490,655	419,579
Zero Coupon, 12/25/43 (b)	975,770	859,953
0.586%, 1M LIBOR + 0.500%, 05/25/35 (a)	423,227	423,636
0.586%, 1M LIBOR + 0.500%, 10/25/42 (a)	348,088	352,119
0.627%, 03/25/27 (a)	32,271	32,424
0.686%, 1M LIBOR + 0.600%, 10/25/43 (a)	1,148,181	1,168,657
0.686%, 1M LIBOR + 0.600%, 12/25/43 (a)	1,163,836	1,175,283
0.986%, 1M LIBOR + 0.900%, 03/25/38 (a)	148,039	151,601
1.086%, 1M LIBOR + 1.000%, 08/25/32 (a)	382,494	391,159
3.500%, 02/25/43	2,409,995	2,549,210
3.500%, 11/25/57	3,625,711	3,847,087
5.000%, 03/25/40	2,934,380	3,302,425
5.500%, 12/25/35	783,888	877,536
6.000%, 01/25/36	1,024,810	1,126,661
6.444%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (c)	2,460,782	530,548
6.500%, 07/18/28	68,565	76,855
Fannie Mae-ACES
0.670%, 10/25/30	2,714,622	2,657,696
1.000%, 11/25/33	1,537,594	1,517,828
1.200%, 10/25/30	995,000	979,205
2.020%, 10/25/30 (a) (c)	16,669,944	1,782,404
2.116%, 11/25/33 (a) (c)	7,947,743	1,061,710
2.207%, 01/25/22	633,778	634,061
2.488%, 05/25/26	1,600,000	1,685,566
2.549%, 12/25/26 (a)	896,316	948,372
2.723%, 10/25/24	1,795,812	1,878,892
3.061%, 05/25/27 (a)	3,090,000	3,355,488
3.103%, 07/25/24 (a)	1,209,703	1,278,141
3.161%, 03/25/28 (a)	1,961,732	2,144,588
3.174%, 06/25/27 (a)	2,953,729	3,217,361
3.191%, 02/25/30 (a)	1,504,000	1,662,921
3.224%, 04/25/29 (a)	2,579,119	2,850,620
3.346%, 03/25/24 (a)	1,872,871	1,975,047
3.482%, 07/25/28 (a)	3,757,000	4,180,805
3.501%, 01/25/24 (a)	1,289,258	1,361,586
3.673%, 09/25/28 (a)	3,075,000	3,483,666
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	539,513	578,272
Freddie Mac 30 Yr. Gold Pool
4.000%, 08/01/42	1,655,647	1,814,665
4.000%, 06/01/43	368,155	397,039
4.000%, 08/01/43	2,948,007	3,247,373
5.000%, 08/01/39	520,808	595,025
Freddie Mac ARM Non-Gold Pool 2.159%, 12M LIBOR + 1.838%, 07/01/40 (a)	416,139	439,948
Freddie Mac Gold Pool
3.500%, 12/01/32	1,691,382	1,822,464
3.500%, 01/01/33	2,417,224	2,601,575
3.500%, 03/01/33	2,901,058	3,130,396
3.500%, 04/01/33	3,785,168	4,080,663
3.500%, 05/01/33	1,243,620	1,338,074
3.500%, 06/01/43	1,275,797	1,372,272

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Gold Pool
4.000%, 09/01/32	308,884	$332,814
4.000%, 11/01/32	1,450,497	1,570,072
4.000%, 12/01/32	817,723	885,196
4.000%, 01/01/33	66,855	72,068
4.000%, 02/01/33	303,365	328,053
4.000%, 01/01/46	1,712,741	1,885,899
5.000%, 02/01/34	216,144	235,725
Freddie Mac Multifamily Structured Pass-Through Certificates
2.522%, 01/25/23	1,668,671	1,694,385
2.838%, 09/25/22	391,352	397,257
3.117%, 06/25/27	2,487,000	2,726,908
3.243%, 04/25/27	1,996,000	2,198,484
3.303%, 11/25/27 (a)	1,755,000	1,947,365
3.326%, 05/25/27	1,072,000	1,184,078
3.336%, 04/25/28 (a)	1,790,000	1,976,190
3.490%, 01/25/24	4,000,000	4,241,916
3.690%, 01/25/29	397,000	455,109
3.850%, 05/25/28 (a)	7,385,000	8,455,668
3.900%, 08/25/28 (a)	3,170,000	3,657,337
Freddie Mac REMICS (CMO)
0.534%, 1M LIBOR + 0.450%, 08/15/42 (a)	2,458,997	2,484,115
0.764%, 1M LIBOR + 0.680%, 11/15/37 (a)	433,898	442,451
0.784%, 1M LIBOR + 0.700%, 03/15/24 (a)	101,010	101,380
1.434%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	642,749
3.000%, 02/15/26	520,147	541,268
3.500%, 08/15/39	156,558	157,214
3.500%, 06/15/48	170,871	171,006
4.000%, 05/15/48	2,443,388	2,590,638
5.000%, 08/15/35	868,354	983,255
6.000%, 07/15/35	2,609,109	3,028,845
6.000%, 03/15/36	1,970,422	2,331,469
6.286%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (c)	2,167,465	485,248
6.316%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (c)	1,153,191	102,311
6.500%, 05/15/28	153,040	171,305
6.500%, 03/15/37	415,741	494,777
Freddie Mac STACR Trust (CMO)
3.500%, 05/25/57	4,894,896	5,195,748
3.500%, 06/25/57	4,208,963	4,486,356
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (b)	505,670	437,857
3.000%, 01/15/43	1,913,872	1,978,079
FREMF Mortgage Trust
3.696%, 11/25/49 (144A) (a)	1,700,000	1,834,316
3.786%, 04/25/28 (144A) (a)	3,100,000	3,255,741
3.800%, 11/25/49 (144A) (a)	2,000,000	2,136,607
3.992%, 07/25/49 (144A) (a)	1,635,000	1,707,274
4.209%, 11/25/47 (144A) (a)	1,577,000	1,686,305
Ginnie Mae II 30 Yr. Pool
2.500%, 08/20/51	16,948,173	17,497,052
3.000%, 02/20/51	1,842,071	1,959,636
3.500%, 01/20/51	3,485,769	3,835,734
4.500%, 11/20/49	2,643,771	2,887,338
Ginnie Mae II ARM Pool
1.875%, 1Y H15 + 1.500%, 04/20/41 (a)	170,942	179,094
1.910%, 1Y H15 + 1.838%, 08/20/71 (a)	3,048,691	3,341,279

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
0.390%, 1M LIBOR + 0.300%, 08/20/60 (a)	837	837
0.390%, 1M LIBOR + 0.300%, 11/20/62 (a)	7,839	7,834
0.430%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,200,605	1,200,984
0.490%, 1M LIBOR + 0.400%, 02/20/62 (a)	133,972	134,028
0.500%, 1M LIBOR + 0.410%, 03/20/63 (a)	351,359	352,013
0.510%, 1M LIBOR + 0.420%, 02/20/63 (a)	951,765	954,558
0.560%, 1M LIBOR + 0.470%, 03/20/63 (a)	1,809,697	1,814,271
0.560%, 1M LIBOR + 0.470%, 07/20/64 (a)	2,177,425	2,183,412
0.560%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,207,189	1,212,282
0.570%, 1M LIBOR + 0.480%, 04/20/63 (a)	3,850,569	3,861,269
0.587%, 1M LIBOR + 0.500%, 09/20/37 (a)	126,553	126,553
0.590%, 1M LIBOR + 0.500%, 01/20/63 (a)	19,911	19,988
0.590%, 1M LIBOR + 0.500%, 04/20/63 (a)	3,752,958	3,771,139
0.590%, 1M LIBOR + 0.500%, 06/20/64 (a)	3,521,954	3,542,530
0.590%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,570,515	1,578,056
0.640%, 1M LIBOR + 0.550%, 04/20/62 (a)	1,421	1,425
0.690%, 1M LIBOR + 0.600%, 04/20/64 (a)	8,579,347	8,651,568
0.740%, 1M LIBOR + 0.650%, 07/20/63 (a)	2,563,302	2,572,647
0.740%, 1M LIBOR + 0.650%, 01/20/64 (a)	908,022	913,588
0.740%, 1M LIBOR + 0.650%, 02/20/64 (a)	2,948,111	2,966,816
0.740%, 1M LIBOR + 0.650%, 03/20/64 (a)	812,426	817,697
0.780%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,371,302	1,387,344
0.790%, 1M LIBOR + 0.700%, 09/20/63 (a)	2,324,641	2,339,307
0.840%, 1M LIBOR + 0.750%, 09/20/63 (a)	2,645,177	2,659,699
1.090%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,152,865	1,176,148
1.650%, 02/20/63	226,071	227,705
1.650%, 04/20/63	237,638	238,618
4.477%, 04/20/43 (a)	1,171,755	1,287,473
4.500%, 01/16/25	917,701	961,557
4.889%, 11/20/42 (a)	4,280,603	4,843,702
5.000%, 12/20/33	654,650	718,388
5.000%, 06/16/39	152,943	157,993
5.000%, 07/20/39	1,210,636	1,371,615
5.000%, 10/20/39	1,230,103	1,383,284
5.134%, 06/20/40 (a)	1,717,628	1,954,490
5.500%, 07/16/33 (c)	527,406	52,305
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (d)	3,035,000	3,125,694
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.500%, TBA (d)	39,630,000	40,747,888

		391,698,998

Federal Agencies—0.3%
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	2,343,596
Tennessee Valley Authority Generic Strip
Zero Coupon, 03/15/32	1,000,000	824,911
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	963,619
Zero Coupon, 06/15/35	750,000	553,344

		4,685,470

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—24.4%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	$479,706
1.250%, 05/15/50	475,000	388,591
1.375%, 08/15/50 (e)	380,000	320,655
1.625%, 11/15/50 (e)	6,800,000	6,109,109
1.875%, 02/15/51	13,985,000	13,336,009
2.000%, 02/15/50	4,827,000	4,742,150
2.250%, 05/15/41	7,470,000	7,767,633
2.250%, 08/15/46	7,787,000	8,042,207
2.250%, 08/15/49	170,000	176,216
2.375%, 11/15/49	4,475,000	4,762,903
2.500%, 02/15/45	6,750,000	7,289,473
2.750%, 11/15/42 (e)	9,475,000	10,654,563
2.750%, 08/15/47	8,000,000	9,080,312
2.875%, 05/15/43	10,415,000	11,952,433
2.875%, 08/15/45	7,840,000	9,039,888
2.875%, 05/15/49 (e)	27,000	31,586
3.000%, 11/15/44	238,000	279,436
3.000%, 02/15/48	470,000	558,859
3.125%, 05/15/48	1,942,000	2,362,868
3.500%, 02/15/39	450,000	561,023
3.625%, 08/15/43	4,950,000	6,353,596
3.625%, 02/15/44	4,325,000	5,567,255
3.750%, 11/15/43	2,908,000	3,804,482
3.875%, 08/15/40	2,500,000	3,278,125
4.250%, 05/15/39	200,000	272,625
4.375%, 02/15/38	720,000	985,528
4.375%, 05/15/41	1,200,000	1,680,703
5.250%, 02/15/29 (e)	500,000	638,340
6.000%, 02/15/26	2,525,000	3,082,275
U.S. Treasury Coupon Strips
Zero Coupon, 05/15/22 (e)	4,560,000	4,559,035
Zero Coupon, 08/15/22	1,800,000	1,798,692
Zero Coupon, 11/15/22 (e)	1,250,000	1,248,139
Zero Coupon, 02/15/23 (e)	3,035,000	3,028,194
Zero Coupon, 05/15/23 (e)	47,445,000	47,310,937
Zero Coupon, 08/15/23 (e)	2,220,000	2,209,641
Zero Coupon, 11/15/23	796,000	790,663
Zero Coupon, 02/15/24	6,404,000	6,344,512
Zero Coupon, 08/15/24	2,500,000	2,462,356
Zero Coupon, 11/15/24 (e)	1,500,000	1,471,515
Zero Coupon, 02/15/25	2,000,000	1,955,461
Zero Coupon, 05/15/25 (e)	5,500,000	5,357,273
Zero Coupon, 11/15/26 (e)	1,014,129	958,042
Zero Coupon, 08/15/27	400,000	371,762
Zero Coupon, 11/15/27	570,000	527,004
Zero Coupon, 05/15/28	15,030,000	13,732,452
Zero Coupon, 08/15/28	250,000	227,016
Zero Coupon, 02/15/30	6,300,000	5,524,572
Zero Coupon, 05/15/30	700,000	610,553
Zero Coupon, 08/15/30	3,925,000	3,404,070
Zero Coupon, 11/15/30	5,425,000	4,674,530
Zero Coupon, 02/15/31 (e)	1,775,000	1,519,635
Zero Coupon, 11/15/31	3,000,000	2,522,444
Zero Coupon, 02/15/32	12,900,000	10,783,244
Zero Coupon, 05/15/32	800,000	664,828

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 08/15/33	400,000	322,566
Zero Coupon, 11/15/33	1,000,000	801,719
Zero Coupon, 02/15/34	2,000,000	1,593,817
Zero Coupon, 08/15/34	2,600,000	2,045,787
Zero Coupon, 05/15/35	4,000,000	3,091,204
U.S. Treasury Inflation Indexed Bond
1.750%, 01/15/28 (f)	651,465	783,853
U.S. Treasury Inflation Indexed Note
0.125%, 01/15/22 (f)	1,809,000	1,822,191
U.S. Treasury Notes
0.375%, 12/31/25	20,000,000	19,596,875
0.375%, 01/31/26	1,300,000	1,272,070
0.375%, 09/30/27	3,560,000	3,397,019
0.500%, 02/28/26 (e)	13,735,000	13,503,222
0.625%, 08/15/30	1,850,000	1,721,006
0.875%, 06/30/26	8,330,000	8,300,715
0.875%, 11/15/30 (e)	5,770,000	5,475,640
1.000%, 07/31/28	9,750,000	9,561,094
1.250%, 03/31/28	7,080,000	7,080,277
1.250%, 06/30/28	7,662,000	7,645,838
1.500%, 02/15/30	530,000	533,375
1.625%, 02/15/26	782,300	807,175
1.625%, 08/15/29	1,080,000	1,099,997
1.625%, 05/15/31	670,000	677,852
1.750%, 02/28/22	9,300,000	9,365,391
1.750%, 12/31/24 (e)	15,985,900	16,585,996
1.750%, 12/31/26	2,164,500	2,244,400
1.750%, 11/15/29 (e)	1,540,000	1,582,591
2.000%, 06/30/24	2,308,000	2,404,557
2.000%, 11/15/26	910,000	954,789
2.125%, 02/29/24	663,000	690,789
2.250%, 04/15/22	9,000,000	9,106,172
2.250%, 02/15/27	550,000	584,203
2.500%, 02/28/26	405,000	433,461
2.750%, 05/31/23	663,000	690,841
2.750%, 02/15/24	2,300,000	2,429,375
2.875%, 04/30/25	450,000	484,893
2.875%, 05/31/25 (e)	4,920,000	5,305,720
2.875%, 05/15/28	6,936,100	7,650,031

		399,301,620

Total U.S. Treasury & Government Agencies (Cost $764,430,072)		795,686,088

Corporate Bonds & Notes—33.9%

Aerospace/Defense—0.9%
BAE Systems plc
1.900%, 02/15/31 (144A)	720,000	690,449
3.000%, 09/15/50 (144A) (e)	332,000	319,328
4.750%, 10/11/21 (144A)	1,000,000	1,000,785
Boeing Co. (The)
1.167%, 02/04/23	725,000	726,607
1.433%, 02/04/24	1,480,000	1,482,213

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co. (The)
1.950%, 02/01/24	870,000	$890,363
2.196%, 02/04/26	905,000	911,671
2.750%, 02/01/26	840,000	874,976
3.100%, 05/01/26	360,000	380,510
3.250%, 03/01/28	659,000	689,725
4.875%, 05/01/25	435,000	484,116
5.040%, 05/01/27	335,000	385,359
5.150%, 05/01/30	675,000	792,241
5.705%, 05/01/40	550,000	698,916
L3Harris Technologies, Inc. 1.800%, 01/15/31	640,000	617,593
Lockheed Martin Corp. 4.500%, 05/15/36	450,000	557,504
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	206,911
Raytheon Technologies Corp.
2.820%, 09/01/51	1,260,000	1,194,237
3.200%, 03/15/24	251,000	265,984
3.750%, 11/01/46	550,000	610,639
4.350%, 04/15/47	133,000	159,771
4.500%, 06/01/42	550,000	674,119

		14,614,017

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32	1,250,000	1,197,787
BAT Capital Corp.
2.259%, 03/25/28	465,000	461,524
3.734%, 09/25/40	310,000	299,082
3.984%, 09/25/50	485,000	466,541
4.390%, 08/15/37	200,000	214,807
4.540%, 08/15/47	55,000	56,978
BAT International Finance plc 1.668%, 03/25/26	345,000	345,192
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31	1,205,000	1,220,968
Reynolds American, Inc. 7.000%, 08/04/41	570,000	750,207

		5,013,086

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	433,357	442,110
3.550%, 01/15/30 (144A)	614,486	593,630
4.125%, 05/15/25 (144A)	763,043	779,249
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	538,478	545,752
3.800%, 09/20/31 (144A)	537,847	559,379
4.125%, 09/20/31 (144A)	720,270	728,439
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	125,708	132,462
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	248,062	253,434

Airlines—(Continued)
United Airlines Pass-Through Trust
3.100%, 10/07/28	786,459	$784,572
3.500%, 03/01/30	1,114,565	1,175,404
3.700%, 03/01/30	1,051,882	1,064,970
4.000%, 04/11/26	401,057	423,303
4.150%, 08/25/31	1,147,240	1,234,430
4.300%, 08/15/25	544,567	584,568
4.600%, 03/01/26	247,561	254,873

		9,556,575

Auto Manufacturers—0.7%
General Motors Co. 6.125%, 10/01/25	385,000	451,101
General Motors Financial Co., Inc.
1.250%, 01/08/26 (e)	1,376,000	1,358,549
2.350%, 01/08/31 (e)	919,000	900,121
2.700%, 06/10/31	720,000	717,796
4.350%, 01/17/27	332,000	372,202
Hyundai Capital America
1.150%, 11/10/22 (144A)	1,183,000	1,189,552
1.300%, 01/08/26 (144A)	325,000	319,785
1.500%, 06/15/26 (144A)	645,000	638,048
1.800%, 10/15/25 (144A)	380,000	383,729
1.800%, 01/10/28 (144A)	635,000	621,520
2.375%, 10/15/27 (144A)	400,000	405,411
3.000%, 02/10/27 (144A)	240,000	252,418
Nissan Motor Co., Ltd.
4.345%, 09/17/27 (144A)	2,254,000	2,476,383
4.810%, 09/17/30 (144A)	868,000	976,241
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A)	606,000	600,117
Volkswagen Group of America Finance LLC 1.625%, 11/24/27 (144A)	560,000	554,015

		12,216,988

Banks—8.7%
ABN AMRO Bank NV
1.542%, 1Y H15 + 0.800%, 06/16/27 (144A) (a)	1,100,000	1,093,793
4.750%, 07/28/25 (144A)	500,000	554,304
AIB Group plc
4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (a) (e)	425,000	455,691
4.750%, 10/12/23 (144A)	1,340,000	1,441,277
ANZ New Zealand International, Ltd. 2.550%, 02/13/30 (144A)	606,000	628,185
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	223,946
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	950,000	911,050
Banco Santander S.A.
1.722%, 1Y H15 + 0.900%, 09/14/27 (a) (e)	400,000	398,141
1.849%, 03/25/26	600,000	607,719
2.746%, 05/28/25	600,000	629,381
2.749%, 12/03/30	400,000	398,018

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a)	2,045,000	$2,056,738
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	429,103
2.496%, 3M LIBOR + 0.990%, 02/13/31 (a)	1,675,000	1,695,083
2.676%, SOFR + 1.930%, 06/19/41 (a)	3,062,000	2,956,110
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	641,057
3.419%, 3M LIBOR + 1.040%, 12/20/28 (a)	2,351,000	2,548,102
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,670,740
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,747,421
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,557,026
4.000%, 01/22/25	1,071,000	1,163,819
4.250%, 10/22/26	520,000	585,309
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	654,619
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	474,417
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	364,000	389,564
Banque Federative du Credit Mutuel S.A.
1.604%, 10/04/26 (144A)	840,000	841,140
3.750%, 07/20/23 (144A)	1,070,000	1,132,075
Barclays plc
1.007%, 1Y H15 + 0.800%, 12/10/24 (a)	1,102,000	1,107,068
3.650%, 03/16/25	254,000	272,937
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	500,000	529,258
5.200%, 05/12/26	250,000	285,840
BBVA USA 2.500%, 08/27/24	580,000	608,256
BNP Paribas S.A.
1.323%, SOFR + 1.004%, 01/13/27 (144A) (a)	318,000	312,661
2.159%, SOFR + 1.218%, 09/15/29 (144A) (a)	1,117,000	1,106,426
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	402,000	412,605
2.588%, 5Y H15 + 2.050%, 08/12/35 (144A) (a)	950,000	921,233
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a)	815,000	853,807
BNZ International Funding, Ltd.
2.650%, 11/03/22 (144A)	842,000	863,863
2.900%, 02/21/22 (144A)	300,000	303,126
BPCE S.A.
1.000%, 01/20/26 (144A)	570,000	560,837
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	534,634
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	403,081
3.375%, 12/02/26	700,000	761,211
4.625%, 07/11/24 (144A)	400,000	435,475
Citigroup, Inc.
1.122%, SOFR + 0.765%, 01/28/27 (a)	1,044,000	1,029,419
2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	923,999
3.106%, SOFR + 2.842%, 04/08/26 (a)	1,400,000	1,486,450
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	907,000	996,978
3.875%, 03/26/25	1,300,000	1,411,864
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	171,419
3.980%, 3M LIBOR + 1.338%, 03/20/30 (a)	1,700,000	1,909,348
4.075%, 3M LIBOR + 1.192%, 04/23/29 (a)	667,000	747,496
4.300%, 11/20/26	750,000	842,347
4.400%, 06/10/25	566,000	626,039
4.450%, 09/29/27	1,294,000	1,471,522

Banks—(Continued)
Citizens Financial Group, Inc.
2.638%, 09/30/32	193,000	193,798
Commonwealth Bank of Australia 3.305%, 03/11/41 (144A)†	355,000	364,365
Cooperative Rabobank UA
3.750%, 07/21/26 (e)	513,000	565,379
4.375%, 08/04/25	424,000	470,059
4.625%, 12/01/23	872,000	944,894
Credit Agricole S.A.
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	1,183,000	1,166,281
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	750,000	764,267
2.811%, 01/11/41 (144A)†	410,000	391,241
4.375%, 03/17/25 (144A)	295,000	321,536
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	1,615,000	1,578,269
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	366,757
4.282%, 01/09/28 (144A)	783,000	870,290
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	1,432,000	1,438,814
2.700%, 03/02/22 (144A)	372,000	375,689
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	615,000	624,697
2.222%, SOFR + 2.159%, 09/18/24 (a)	1,145,000	1,173,615
3.035%, SOFR + 1.718%, 05/28/32 (a)	1,351,000	1,370,736
4.250%, 10/14/21	900,000	900,970
Discover Bank 4.250%, 03/13/26	1,229,000	1,369,570
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a)	1,030,000	1,024,711
Fifth Third Bancorp 8.250%, 03/01/38	200,000	331,688
Goldman Sachs Group, Inc. (The)
1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,994,500
1.992%, SOFR + 1.090%, 01/27/32 (a)	1,800,000	1,735,794
2.383%, SOFR + 1.248%, 07/21/32 (a)	1,055,000	1,044,576
3.500%, 11/16/26	1,300,000	1,404,805
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	2,614,000	2,877,313
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	820,000	926,699
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a)	445,000	534,829
HSBC Holdings plc
2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	624,872
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	880,133
3.900%, 05/25/26	200,000	220,291
4.041%, 3M LIBOR + 1.546%, 03/13/28 (a)	432,000	477,973
4.250%, 03/14/24	500,000	537,166
4.250%, 08/18/25	300,000	329,074
4.375%, 11/23/26	1,006,000	1,121,262
6.100%, 01/14/42	370,000	531,882
6.500%, 09/15/37	930,000	1,289,352
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21	750,000	750,555
ING Groep NV 1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	286,615
KeyCorp 4.150%, 10/29/25	275,000	306,891

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	$719,395
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	307,797
4.375%, 03/22/28	633,000	720,025
4.450%, 05/08/25	540,000	599,041
4.500%, 11/04/24	685,000	752,201
4.582%, 12/10/25	400,000	446,474
Macquarie Bank, Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	816,847
4.000%, 07/29/25 (144A) (e)	250,000	275,725
Macquarie Group, Ltd. 5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	2,141,699
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30	1,020,000	1,002,946
2.527%, 09/13/23	250,000	259,961
3.751%, 07/18/39	615,000	692,234
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (a) (e)	772,000	759,842
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	795,000	819,524
2.869%, SOFR + 1.572%, 09/13/30 (a)	539,000	564,184
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (a)	250,000	258,126
2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	263,004
3.217%, SOFR + 1.485%, 04/22/42 (a)	675,000	706,131
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,170,112
3.700%, 10/23/24	749,000	812,451
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	307,611
3.875%, 04/29/24	700,000	755,272
4.300%, 01/27/45	400,000	487,569
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	1,157,000	1,335,955
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	1,027,956
5.000%, 11/24/25	1,269,000	1,450,644
National Australia Bank, Ltd.
2.332%, 08/21/30 (144A)	470,000	454,348
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	860,762
Natwest Group plc
1.642%, 1Y H15 + 0.900%, 06/14/27 (a)	890,000	889,941
3.073%, 1Y H15 + 2.550%, 05/22/28 (a)	570,000	605,224
3.754%, 5Y H15 + 2.100%, 11/01/29 (a) (e)	700,000	747,035
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	517,987
4.800%, 04/05/26	1,037,000	1,178,816
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	337,678
Nordea Bank Abp 1.500%, 09/30/26 (144A)	443,000	441,684
Royal Bank of Canada 4.650%, 01/27/26	495,000	561,650
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	677,104
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,534,689
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	716,093
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,679,452
3.000%, 01/22/30 (144A)	549,000	567,155
4.250%, 04/14/25 (144A)	785,000	847,922

Banks—(Continued)
Standard Chartered plc
1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	365,000	358,833
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	770,630
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	1,200,000	1,213,273
4.300%, 02/19/27 (144A)	700,000	761,759
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a)	300,000	330,280
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	2,111,000	2,127,994
3.010%, 10/19/26	212,000	227,335
3.040%, 07/16/29	1,020,000	1,080,741
3.102%, 01/17/23	482,000	498,788
SunTrust Banks, Inc. 2.750%, 05/01/23	1,200,000	1,243,083
UBS Group AG
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (a)	415,000	410,195
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (a) (e)	1,070,000	1,041,054
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	281,812
3.491%, 05/23/23 (144A)	762,000	776,741
4.125%, 09/24/25 (144A)	850,000	939,066
UniCredit S.p.A.
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	344,126
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	721,889
5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (a)	455,000	506,062
6.572%, 01/14/22 (144A)	850,000	863,792
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a)	230,000	278,836
Wells Fargo & Co.
3.068%, SOFR + 2.530%, 04/30/41 (a) (e)	750,000	770,695
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	2,555,000	2,742,621
4.100%, 06/03/26	1,291,000	1,437,840
4.650%, 11/04/44	595,000	729,045
5.375%, 11/02/43	1,005,000	1,333,277
Westpac Banking Corp.
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,159,007
4.421%, 07/24/39 (e)	450,000	530,690

		141,804,965

Beverages—0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,685,000	2,036,223
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	218,088
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40	5,000	5,810
4.375%, 04/15/38	1,300,000	1,517,450
4.439%, 10/06/48	950,000	1,111,407
4.600%, 06/01/60	315,000	378,488
4.750%, 04/15/58	775,000	950,294
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	767,991
Coca-Cola Femsa S.A.B. de C.V.
1.850%, 09/01/32	515,000	487,329
2.750%, 01/22/30	610,000	629,008

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Constellation Brands, Inc.
4.400%, 11/15/25	300,000	$335,956
5.250%, 11/15/48	180,000	235,772
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	790,000	826,522
Keurig Dr Pepper, Inc.
3.430%, 06/15/27	175,000	192,293
4.417%, 05/25/25	268,000	297,826
4.985%, 05/25/38	387,000	484,501

		10,474,958

Biotechnology—0.5%
Amgen, Inc.
2.200%, 02/21/27	430,000	444,910
3.000%, 01/15/52	595,000	570,795
Baxalta, Inc. 5.250%, 06/23/45	27,000	36,041
Biogen, Inc.
2.250%, 05/01/30	849,000	844,443
3.150%, 05/01/50 (e)	230,000	219,221
Gilead Sciences, Inc.
2.600%, 10/01/40	945,000	899,695
3.250%, 09/01/22	365,000	373,177
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	951,327
Royalty Pharma plc
0.750%, 09/02/23	725,000	727,369
1.200%, 09/02/25	720,000	715,332
1.750%, 09/02/27	720,000	716,886
3.300%, 09/02/40	595,000	593,127
3.550%, 09/02/50	610,000	599,221

		7,691,544

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	232,827
Lennox International, Inc. 1.350%, 08/01/25	1,630,000	1,630,345
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	543,400
Masco Corp.
2.000%, 10/01/30	260,000	251,353
6.500%, 08/15/32 (e)	720,000	951,547

		3,609,472

Chemicals—0.3%
Albemarle Corp. 5.450%, 12/01/44	350,000	445,254
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P. 5.125%, 04/01/25 (144A)	630,000	713,939
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	1,217,794
International Flavors & Fragrances, Inc.
1.832%, 10/15/27 (144A)	330,000	330,485
5.000%, 09/26/48	404,000	522,402

Chemicals—(Continued)
Nutrien, Ltd.
3.000%, 04/01/25	200,000	211,763
3.375%, 03/15/25	87,000	93,191
4.125%, 03/15/35	620,000	702,534

		4,237,362

Commercial Services—0.5%
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	1,000,441
7.000%, 10/15/37 (144A)	500,000	742,936
Ford Foundation (The) 2.815%, 06/01/70	275,000	272,382
Global Payments, Inc.
3.200%, 08/15/29	695,000	734,682
4.150%, 08/15/49	615,000	690,420
IHS Markit, Ltd. 4.250%, 05/01/29	1,056,000	1,203,439
Pepperdine University 3.301%, 12/01/59	450,000	465,847
Quanta Services, Inc.
2.350%, 01/15/32	855,000	836,587
2.900%, 10/01/30	1,110,000	1,148,213
Triton Container International, Ltd. 1.150%, 06/07/24 (144A)	850,000	848,621
University of Southern California 3.226%, 10/01/2120	440,000	443,787

		8,387,355

Computers—0.5%
Apple, Inc.
2.700%, 08/05/51	965,000	930,507
3.750%, 09/12/47	1,200,000	1,387,415
3.750%, 11/13/47	200,000	231,517
3.850%, 08/04/46	362,000	423,292
CGI, Inc.
1.450%, 09/14/26 (144A)	659,000	652,084
2.300%, 09/14/31 (144A)	1,184,000	1,150,314
Dell International LLC / EMC Corp.
5.450%, 06/15/23	370,000	396,836
6.020%, 06/15/26	1,786,000	2,124,497
HP, Inc. 3.000%, 06/17/27	490,000	523,255
Leidos, Inc. 2.300%, 02/15/31	365,000	356,623

		8,176,340

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	1,470,000	1,541,649
Unilever Capital Corp. 3.375%, 03/22/25	310,000	333,524

		1,875,173

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	$243,169

Diversified Financial Services—2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26	393,000	388,985
2.875%, 08/14/24	770,000	802,199
4.450%, 12/16/21	450,000	452,126
4.450%, 04/03/26	478,000	520,656
4.500%, 09/15/23	1,830,000	1,949,698
6.500%, 07/15/25	208,000	241,156
Air Lease Corp.
2.875%, 01/15/26	600,000	626,937
3.250%, 03/01/25	484,000	511,002
3.250%, 10/01/29	1,065,000	1,107,983
3.375%, 07/01/25	1,266,000	1,344,432
American Express Co. 3.400%, 02/27/23	600,000	623,802
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	698,000	782,291
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	445,000	440,446
2.528%, 11/18/27 (144A)	5,211,000	5,125,031
2.875%, 02/15/25 (144A)	339,000	348,802
3.625%, 05/01/22 (144A)	455,000	461,806
4.250%, 04/15/26 (144A)	885,000	951,875
4.375%, 05/01/26 (144A)	540,000	582,987
5.250%, 05/15/24 (144A)	805,000	879,421
5.500%, 01/15/26 (144A)	1,140,000	1,277,952
Blackstone Secured Lending Fund 3.650%, 07/14/23	610,000	637,242
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	487,382
3.500%, 10/10/24 (144A)	385,000	409,078
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	397,167
4.700%, 09/20/47	409,000	495,224
4.850%, 03/29/29	485,000	570,872
Capital One Financial Corp.
3.750%, 07/28/26	860,000	944,069
4.200%, 10/29/25	200,000	221,663
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	439,000	445,551
GE Capital Funding LLC 4.400%, 05/15/30	375,000	434,520
GE Capital International Funding Co. 4.418%, 11/15/35	2,726,000	3,271,342
Jefferies Group LLC 5.125%, 01/20/23	300,000	317,307
LSEGA Financing plc 2.000%, 04/06/28 (144A)	1,445,000	1,450,761
Nomura Holdings, Inc.
2.648%, 01/16/25	845,000	880,208
2.679%, 07/16/30 (e)	540,000	545,513
ORIX Corp. 2.900%, 07/18/22	362,000	369,378

Diversified Financial Services—(Continued)
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	320,000	334,381
5.500%, 02/15/24 (144A)	96,000	104,759
Private Export Funding Corp.
2.800%, 05/15/22 (e)	1,000,000	1,015,868
3.550%, 01/15/24	7,383,000	7,880,377

		40,632,249

Electric—3.0%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	232,319
Alabama Power Co. 3.550%, 12/01/23	461,000	490,896
Alexander Funding Trust 1.841%, 11/15/23 (144A)	800,000	815,381
Baltimore Gas & Electric Co. 5.200%, 06/15/33 (e)	1,510,000	1,866,024
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	449,915
CenterPoint Energy, Inc. 1.450%, 06/01/26	699,000	699,197
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	1,044,518
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	291,497
Consumers Energy Co. 4.350%, 08/31/64	191,000	234,804
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	587,194
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	194,377
DTE Electric Co. 5.700%, 10/01/37	300,000	404,900
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	388,168
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	460,521
4.100%, 03/15/43	200,000	233,549
4.375%, 03/30/44	247,000	299,784
5.700%, 04/01/35	360,000	480,050
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	445,746
2.775%, 01/07/32 (144A) (e)	280,000	279,745
3.616%, 08/01/27 (144A)	1,050,000	1,126,263
Edison International 3.550%, 11/15/24	1,180,000	1,251,131
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	589,989
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	508,910
3.625%, 05/25/27 (144A) (e)	480,000	531,354
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	265,750
3.050%, 06/01/23	765,000	790,676

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Entergy Corp. 2.950%, 09/01/26	194,000	$206,389
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	431,452
2.900%, 03/15/51	390,000	380,663
3.050%, 06/01/31	195,000	207,702
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	419,362
Exelon Corp. 3.497%, 06/01/22	600,000	610,474
Exelon Generation Co. LLC
3.400%, 03/15/22	643,000	650,053
5.750%, 10/01/41	260,000	316,984
6.250%, 10/01/39	160,000	204,281
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,675,862
Fortis, Inc. 3.055%, 10/04/26	929,000	996,755
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	340,486
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	346,320
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	266,256
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	441,286
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	380,888
Nevada Power Co. 5.375%, 09/15/40	223,000	290,911
6.650%, 04/01/36	360,000	526,488
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	306,462
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	468,239
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	427,226
Niagara Mohawk Power Corp. 1.960%, 06/27/30 (144A)	700,000	679,815
3.508%, 10/01/24 (144A)	305,000	325,590
Northern States Power Co. 6.500%, 03/01/28	628,000	786,443
NRG Energy, Inc. 2.000%, 12/02/25 (144A)	560,000	569,325
2.450%, 12/02/27 (144A)	625,000	634,231
OGE Energy Corp. 0.703%, 05/26/23	435,000	435,036
Ohio Power Co. 2.900%, 10/01/51	635,000	613,580
Oklahoma Gas and Electric Co. 0.553%, 05/26/23	525,000	525,006
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	699,494

Electric—(Continued)
Pacific Gas and Electric Co. 1.367%, 03/10/23	1,245,000	1,240,653
1.500%, 3M LIBOR + 1.375%, 11/15/21 (a)	2,390,000	2,390,966
1.750%, 06/16/22	3,360,000	3,354,563
2.950%, 03/01/26	380,000	390,112
3.450%, 07/01/25	600,000	626,664
3.750%, 08/15/42	245,000	221,395
4.300%, 03/15/45	420,000	414,368
PacifiCorp 3.600%, 04/01/24	315,000	335,573
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	119,397
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	304,271
Progress Energy, Inc. 7.000%, 10/30/31	200,000	272,687
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	408,134
Public Service Co. of Oklahoma 6.625%, 11/15/37 (e)	600,000	851,124
Puget Energy Inc. 2.379%, 06/15/28 (144A) (e)	853,000	853,188
San Diego Gas & Electric Co. 2.950%, 08/15/51	635,000	629,285
Sempra Energy 4.050%, 12/01/23	1,054,000	1,122,580
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	582,010
Southern California Edison Co. 3.650%, 03/01/28	500,000	541,376
5.550%, 01/15/36	500,000	609,746
Southern Power Co. 5.150%, 09/15/41	400,000	488,914
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	304,506
Tampa Electric Co. 4.450%, 06/15/49	500,000	617,664
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	550,178
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	230,455
Virginia Electric & Power Co. 4.450%, 02/15/44	126,000	153,364
6.000%, 05/15/37	685,000	947,655

		48,686,545

Electronics—0.1%
Arrow Electronics, Inc. 3.250%, 09/08/24	439,000	465,584
3.875%, 01/12/28	376,000	406,147

		871,731

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	204,324

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.0%
Republic Services, Inc. 1.450%, 02/15/31	710,000	$665,317

Food—0.4%
Bimbo Bakeries USA, Inc. 4.000%, 05/17/51 (144A)	695,000	753,003
Campbell Soup Co. 3.125%, 04/24/50	287,000	277,733
Conagra Brands, Inc. 5.300%, 11/01/38	205,000	260,715
5.400%, 11/01/48	325,000	431,525
Kroger Co. (The) 8.000%, 09/15/29	610,000	847,642
McCormick and Co., Inc. 2.500%, 04/15/30	1,239,000	1,266,630
Smithfield Foods, Inc. 3.000%, 10/15/30 (144A)	1,160,000	1,167,593
5.200%, 04/01/29 (144A)	1,100,000	1,263,065
Tyson Foods, Inc. 5.150%, 08/15/44 (e)	100,000	129,232

		6,397,138

Forest Products & Paper—0.0%
International Paper Co. 8.700%, 06/15/38	250,000	408,548

Gas—0.5%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	700,000	761,404
4.250%, 07/15/27 (144A)	687,000	780,102
Atmos Energy Corp. 0.625%, 03/09/23	310,000	310,010
4.150%, 01/15/43	460,000	529,811
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	564,615
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	358,996
NiSource, Inc. 1.700%, 02/15/31	570,000	536,934
2.950%, 09/01/29	465,000	485,934
Southern California Gas Co. 2.550%, 02/01/30	829,000	851,653
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	212,000	235,029
4.400%, 06/01/43	375,000	439,117
6.000%, 10/01/34	1,000,000	1,294,043
Southwest Gas Corp. 3.800%, 09/29/46	332,000	355,819

		7,503,467

Healthcare-Products—0.1%
Boston Scientific Corp. 4.000%, 03/01/29	606,000	686,681

Healthcare-Products—(Continued)
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31	1,065,000	1,041,943
2.950%, 09/19/26	286,000	307,478

		2,036,102

Healthcare-Services—1.1%
Aetna, Inc. 6.625%, 06/15/36	297,000	429,109
Anthem, Inc. 4.101%, 03/01/28	460,000	520,726
4.650%, 08/15/44	324,000	399,871
Bon Secours Mercy Health, Inc. 3.205%, 06/01/50	625,000	655,250
Children’s Hospital 2.585%, 02/01/50	430,000	409,004
2.928%, 07/15/50	540,000	532,642
CommonSpirit Health 1.547%, 10/01/25	435,000	436,828
2.782%, 10/01/30	430,000	442,798
3.910%, 10/01/50	425,000	464,293
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	531,617
Hackensack Meridian Health, Inc. 2.675%, 09/01/41	1,180,000	1,167,746
2.875%, 09/01/50	700,000	694,342
Hartford HealthCare Corp. 3.447%, 07/01/54 (e)	1,100,000	1,144,433
HCA, Inc.
3.500%, 07/15/51	840,000	832,678
5.125%, 06/15/39	565,000	701,133
5.250%, 06/15/26	1,540,000	1,767,181
Memorial Health Services 3.447%, 11/01/49	995,000	1,104,535
MidMichigan Health 3.409%, 06/01/50	245,000	263,750
MultiCare Health System 2.803%, 08/15/50	365,000	362,610
NYU Langone Hospitals 3.380%, 07/01/55	410,000	427,567
Piedmont Healthcare, Inc. 2.864%, 01/01/52	620,000	602,409
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	222,388
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	152,289
Texas Health Resources 2.328%, 11/15/50	340,000	301,350
4.330%, 11/15/55	250,000	323,694
UnitedHealth Group, Inc. 3.250%, 05/15/51	900,000	951,710
4.625%, 07/15/35	320,000	397,557
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	510,000	512,315
2.650%, 01/15/32 (144A)	680,000	673,361

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	$537,348

		17,962,534

Holding Companies-Diversified—0.1%
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	684,469	776,337
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,112,373

		1,888,710

Home Builders—0.0%
Lennar Corp. 4.500%, 04/30/24	280,000	302,744

Insurance—1.1%
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	495,000	542,048
3.900%, 04/06/28 (144A) (e)	415,000	461,480
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	704,862
American Financial Group, Inc. 3.500%, 08/15/26	750,000	818,485
Aon plc 3.500%, 06/14/24	485,000	517,752
Assurant, Inc. 4.200%, 09/27/23	605,000	644,133
Athene Global Funding 0.950%, 01/08/24 (144A)	550,000	552,657
1.450%, 01/08/26 (144A) (e)	420,000	420,994
2.750%, 06/25/24 (144A)	890,000	933,980
2.950%, 11/12/26 (144A)	1,825,000	1,945,857
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	1,009,955
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	822,566
F&G Global Funding 1.750%, 06/30/26 (144A)	585,000	588,586
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	201,511
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	380,000	381,503
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	473,108
Intact U.S. Holdings, Inc. 4.600%, 11/09/22 (e)	750,000	779,685
Jackson National Life Global Funding 3.050%, 04/29/26 (144A)	300,000	321,006
3.250%, 01/30/24 (144A)	460,000	486,938
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	985,686
Lincoln National Corp. 4.200%, 03/15/22	350,000	356,005
Manulife Financial Corp. 4.061%, 5Y USD ICE Swap + 1.647%, 02/24/32 (a)	500,000	548,153

Insurance—(Continued)
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	550,000	599,258
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	522,748
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	782,256
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	620,000	622,168
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	227,220
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	259,952

		17,510,552

Internet—0.2%
eBay, Inc. 2.600%, 05/10/31 (e)	2,500,000	2,549,403

Iron/Steel—0.2%
Nucor Corp. 2.979%, 12/15/55 (144A)	250,000	244,137
Reliance Steel & Aluminum Co. 1.300%, 08/15/25	1,810,000	1,803,710
Steel Dynamics, Inc. 1.650%, 10/15/27	630,000	623,390
3.450%, 04/15/30	237,000	254,869
Vale Overseas, Ltd. 3.750%, 07/08/30 (e)	405,000	419,560

		3,345,666

Machinery-Diversified—0.2%
Deere & Co. 8.100%, 05/15/30	400,000	582,629
Nvent Finance Sarl 4.550%, 04/15/28	562,000	616,430
Otis Worldwide Corp. 2.565%, 02/15/30	1,110,000	1,139,537
Xylem, Inc. 3.250%, 11/01/26	118,000	128,034

		2,466,630

Media—1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.250%, 01/15/29	710,000	709,441
3.500%, 03/01/42	775,000	758,277
3.700%, 04/01/51	840,000	817,844
4.800%, 03/01/50	935,000	1,049,262
6.834%, 10/23/55	400,000	591,183
Comcast Corp. 2.650%, 08/15/62	705,000	624,709
2.887%, 11/01/51 (144A)	1,131,000	1,084,830
3.900%, 03/01/38	591,000	671,104
4.200%, 08/15/34	556,000	651,781
4.250%, 01/15/33	1,880,000	2,197,660

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
COX Communications, Inc. 1.800%, 10/01/30 (144A)	1,880,000	$1,790,140
2.950%, 10/01/50 (144A)	630,000	592,378
Discovery Communications LLC 5.200%, 09/20/47	485,000	604,271
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	274,756
TCI Communications, Inc. 7.125%, 02/15/28 (e)	801,000	1,057,538
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	1,225,592
ViacomCBS, Inc. 2.900%, 01/15/27	251,000	266,657
3.700%, 08/15/24	223,000	239,298
4.850%, 07/01/42	255,000	306,425
5.850%, 09/01/43	215,000	292,997
5.900%, 10/15/40	125,000	165,155

		15,971,298

Mining—0.3%
Anglo American Capital plc 4.000%, 09/11/27 (144A)	300,000	330,637
Barrick Gold Corp. 6.450%, 10/15/35	300,000	412,013
Glencore Funding LLC 1.625%, 09/01/25 (144A)	898,000	900,956
2.500%, 09/01/30 (144A)	2,270,000	2,222,281
4.125%, 05/30/23 (144A)	346,000	365,653

		4,231,540

Miscellaneous Manufacturing—0.1%
General Electric Co. 3.625%, 05/01/30 (e)	580,000	644,495
Parker-Hannifin Corp. 4.100%, 03/01/47	250,000	285,724
4.450%, 11/21/44	333,000	402,929
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	530,081

		1,863,229

Oil & Gas—1.2%
BP Capital Markets America, Inc. 2.939%, 06/04/51	1,260,000	1,191,324
3.017%, 01/16/27	655,000	704,054
BP Capital Markets plc 3.279%, 09/19/27	534,000	584,829
Chevron USA, Inc. 5.050%, 11/15/44	450,000	598,793
6.000%, 03/01/41	360,000	522,122
Cimarex Energy Co. 3.900%, 05/15/27	710,000	776,825
ConocoPhillips 2.400%, 02/15/31 (144A)	390,000	396,598

Oil & Gas—(Continued)
Diamondback Energy, Inc. 3.250%, 12/01/26	440,000	471,174
4.750%, 05/31/25	900,000	1,005,327
Ecopetrol S.A. 4.125%, 01/16/25	433,000	450,701
Eni S.p.A. 4.000%, 09/12/23 (144A) (e)	385,000	409,640
EQT Corp. 3.900%, 10/01/27	200,000	216,446
Exxon Mobil Corp. 2.995%, 08/16/39	690,000	713,401
3.095%, 08/16/49	860,000	870,042
Hess Corp. 6.000%, 01/15/40	245,000	314,519
HollyFrontier Corp. 2.625%, 10/01/23	775,000	800,144
5.875%, 04/01/26	409,000	469,491
Lundin Energy Finance B.V. 2.000%, 07/15/26 (144A)	389,000	391,347
3.100%, 07/15/31 (144A)	335,000	339,672
Marathon Petroleum Corp. 3.625%, 09/15/24	93,000	99,794
4.500%, 05/01/23	232,000	245,186
4.700%, 05/01/25	416,000	464,358
Pioneer Natural Resources Co. 1.900%, 08/15/30	800,000	765,436
Saudi Arabian Oil Co. 1.250%, 11/24/23 (144A) (e)	200,000	201,280
1.625%, 11/24/25 (144A)	220,000	220,011
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	869,803
5.950%, 05/15/35	210,000	272,922
7.875%, 06/15/26 (e)	544,000	682,938
9.250%, 10/15/21	243,000	243,663
TotalEnergies Capital International S.A. 2.986%, 06/29/41	900,000	915,189
3.127%, 05/29/50	870,000	874,772
3.461%, 07/12/49	660,000	706,575
Valero Energy Corp. 1.200%, 03/15/24	710,000	717,938
2.150%, 09/15/27	640,000	644,486
2.700%, 04/15/23	550,000	567,724
7.500%, 04/15/32	126,000	174,859

		19,893,383

Oil & Gas Services—0.1%
Baker Hughes Holdings LLC 5.125%, 09/15/40	360,000	459,280
Halliburton Co. 4.750%, 08/01/43 (e)	215,000	246,156
4.850%, 11/15/35	270,000	318,453
6.750%, 02/01/27	200,000	245,972
Schlumberger Investment S.A. 2.650%, 06/26/30	650,000	670,573

		1,940,434

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.1%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	894,000	$893,577
WRKCo, Inc. 3.750%, 03/15/25	300,000	324,657

		1,218,234

Pharmaceuticals—1.2%
AbbVie, Inc. 2.800%, 03/15/23	172,000	176,958
3.200%, 11/21/29	1,583,000	1,705,700
3.450%, 03/15/22	500,000	504,466
3.850%, 06/15/24	1,038,000	1,116,349
4.050%, 11/21/39	982,000	1,128,523
4.400%, 11/06/42	600,000	716,749
4.450%, 05/14/46	220,000	265,109
AstraZeneca plc 2.125%, 08/06/50	390,000	336,350
6.450%, 09/15/37	350,000	518,594
Becton Dickinson & Co. 3.734%, 12/15/24	24,000	25,935
3.794%, 05/20/50	575,000	642,440
Bristol-Myers Squibb Co. 4.125%, 06/15/39	527,000	632,926
4.550%, 02/20/48	550,000	705,526
5.000%, 08/15/45 (e)	152,000	204,349
Cigna Corp. 4.800%, 07/15/46	156,000	194,842
CVS Health Corp. 4.300%, 03/25/28	179,000	204,177
5.050%, 03/25/48	2,065,000	2,658,073
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	656,304	774,961
6.204%, 10/10/25 (144A)	347,898	378,923
8.353%, 07/10/31 (144A)	131,384	170,918
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	99,107
Mylan, Inc. 4.550%, 04/15/28	350,000	399,485
5.400%, 11/29/43	400,000	494,536
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	445,000	463,912
3.200%, 09/23/26	2,100,000	2,265,199
Takeda Pharmaceutical Co., Ltd. 3.025%, 07/09/40	945,000	959,460
3.175%, 07/09/50 (e)	440,000	445,886
Viatris, Inc. 3.850%, 06/22/40 (144A)	412,000	441,869
Zoetis, Inc. 2.000%, 05/15/30	590,000	584,532

		19,215,854

Pipelines—1.0%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	255,860

Pipelines—(Continued)
Boardwalk Pipelines L.P. 3.400%, 02/15/31	630,000	662,034
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	575,518
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	850,877
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	400,000	434,080
5.125%, 06/30/27	530,000	612,737
Enable Midstream Partners L.P. 3.900%, 05/15/24	350,000	371,609
4.150%, 09/15/29	443,000	480,174
4.950%, 05/15/28	290,000	325,764
Energy Transfer L.P. 3.900%, 07/15/26	117,000	127,733
4.950%, 01/15/43	394,000	430,348
5.300%, 04/01/44	200,000	231,720
5.500%, 06/01/27	167,000	195,946
6.050%, 06/01/41	270,000	334,968
6.100%, 02/15/42	500,000	619,463
Enterprise Products Operating LLC 3.900%, 02/15/24	470,000	501,588
4.950%, 10/15/54	179,000	225,244
5.100%, 02/15/45	200,000	248,852
Flex Intermediate Holdco LLC 3.363%, 06/30/31 (144A)	600,000	608,635
4.317%, 12/30/39 (144A)	425,000	439,262
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/40 (144A)	800,000	798,332
Gray Oak Pipeline LLC 2.000%, 09/15/23 (144A)	415,000	422,943
2.600%, 10/15/25 (144A)	1,300,000	1,332,607
Kinder Morgan, Inc. 2.000%, 02/15/31 (e)	410,000	395,177
3.250%, 08/01/50	500,000	481,942
5.050%, 02/15/46	250,000	302,296
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	1,274,634
ONEOK, Inc. 3.400%, 09/01/29	245,000	261,287
Phillips 66 Partners L.P. 3.150%, 12/15/29	330,000	344,904
3.550%, 10/01/26	100,000	107,746
4.900%, 10/01/46	200,000	237,415
Plains All American Pipeline L.P. / PAA Finance Corp. 4.700%, 06/15/44	560,000	600,992
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	297,288
TC PipeLines L.P. 3.900%, 05/25/27	100,000	110,943
Tennessee Gas Pipeline Co. LLC 2.900%, 03/01/30 (144A)	425,000	439,502
TransCanada PipeLines, Ltd. 3.750%, 10/16/23	400,000	422,060
4.750%, 05/15/38	300,000	357,079

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Cos., Inc. (The) 4.850%, 03/01/48	300,000	$366,781

		17,086,340

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	683,942
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	665,817

		1,349,759

Real Estate Investment Trusts—1.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	410,000	385,795
2.000%, 05/18/32	710,000	688,258
3.800%, 04/15/26	175,000	192,925
4.000%, 02/01/50	566,000	655,184
American Tower Corp. 1.500%, 01/31/28	965,000	934,748
1.875%, 10/15/30 (e)	845,000	811,507
2.100%, 06/15/30	470,000	459,930
2.250%, 01/15/22	500,000	502,679
2.950%, 01/15/51	255,000	240,492
3.100%, 06/15/50	390,000	381,758
3.375%, 10/15/26	287,000	310,564
3.700%, 10/15/49	665,000	719,118
Boston Properties L.P. 3.200%, 01/15/25	380,000	403,463
3.850%, 02/01/23	800,000	829,552
Brixmor Operating Partnership L.P. 2.250%, 04/01/28 (e)	600,000	605,113
2.500%, 08/16/31	325,000	320,212
3.850%, 02/01/25 (e)	500,000	540,500
Corporate Office Properties L.P. 2.750%, 04/15/31	1,153,000	1,164,695
Crown Castle International Corp. 2.250%, 01/15/31	915,000	894,197
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	300,122
Equinix, Inc. 2.000%, 05/15/28	1,388,000	1,384,383
2.900%, 11/18/26	875,000	927,926
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	570,954
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	418,597
Healthcare Trust of America Holdings L.P. 2.000%, 03/15/31	470,000	450,612
Healthpeak Properties, Inc. 3.500%, 07/15/29	600,000	656,553
Life Storage L.P. 2.400%, 10/15/31	390,000	386,217
3.500%, 07/01/26	1,000,000	1,090,348
Mid-America Apartments L.P. 1.700%, 02/15/31	470,000	445,976

Real Estate Investment Trusts—(Continued)
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	492,720
Office Properties Income Trust 2.650%, 06/15/26	925,000	933,106
3.450%, 10/15/31	365,000	357,053
4.000%, 07/15/22	627,000	641,488
Prologis L.P. 2.250%, 04/15/30	200,000	203,591
Realty Income Corp. 3.000%, 01/15/27	200,000	214,152
3.250%, 01/15/31	345,000	374,381
3.875%, 04/15/25	505,000	553,185
Regency Centers L.P. 2.950%, 09/15/29	560,000	587,497
Sabra Health Care L.P. 3.200%, 12/01/31	660,000	646,552
Safehold Operating Partnership L.P. 2.800%, 06/15/31 (e)	2,220,000	2,226,106
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	767,157
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a)	635,000	679,133
SITE Centers Corp. 4.700%, 06/01/27	226,000	254,544
UDR, Inc. 2.100%, 08/01/32	470,000	450,829
2.950%, 09/01/26	233,000	247,352
3.000%, 08/15/31	95,000	99,414
3.200%, 01/15/30	625,000	669,239
Ventas Realty L.P. 3.500%, 02/01/25	197,000	210,790
3.850%, 04/01/27	369,000	408,788
Welltower, Inc. 3.100%, 01/15/30	445,000	470,521
6.500%, 03/15/41	225,000	322,738
WP Carey, Inc. 2.250%, 04/01/33	845,000	807,240
4.250%, 10/01/26	285,000	319,688

		30,609,642

Retail—0.6%
7-Eleven, Inc. 1.300%, 02/10/28 (144A)	405,000	389,338
2.500%, 02/10/41 (144A)	409,000	375,741
Alimentation Couche-Tard, Inc. 2.950%, 01/25/30 (144A) (e)	360,000	374,514
3.439%, 05/13/41 (144A)	780,000	802,056
3.625%, 05/13/51 (144A)	870,000	898,475
3.800%, 01/25/50 (144A)	625,000	669,230
AutoZone, Inc. 1.650%, 01/15/31	530,000	503,431
Dollar General Corp. 4.125%, 05/01/28	485,000	550,391
Kohl’s Corp. 3.375%, 05/01/31	800,000	823,264

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Lowe’s Cos., Inc. 1.700%, 10/15/30	1,085,000	$1,037,348
2.625%, 04/01/31 (e)	700,000	717,499
3.120%, 04/15/22	300,000	302,412
3.125%, 09/15/24	276,000	293,744
3.650%, 04/05/29	198,000	219,221
McDonald’s Corp. 4.450%, 03/01/47	180,000	219,577
4.700%, 12/09/35	84,000	103,711
6.300%, 10/15/37	152,000	217,545
Nordstrom, Inc. 4.250%, 08/01/31 (e)	908,000	919,585
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	548,995

		9,966,077

Savings & Loans—0.0%
Nationwide Building Society 1.000%, 08/28/25 (144A)	380,000	377,462

Semiconductors—0.7%
Analog Devices, Inc. 2.800%, 10/01/41	722,000	722,090
3.125%, 12/05/23	293,000	308,087
4.500%, 12/05/36	336,000	393,559
Broadcom, Inc. 1.950%, 02/15/28 (144A)	1,800,000	1,777,314
3.137%, 11/15/35	1,685,000	1,671,587
3.187%, 11/15/36 (144A)	465,000	463,650
4.110%, 09/15/28	983,000	1,093,718
KLA Corp. 3.300%, 03/01/50	310,000	326,162
Microchip Technology, Inc. 0.972%, 02/15/24 (144A)	970,000	970,611
0.983%, 09/01/24 (144A)	1,200,000	1,198,548
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.500%, 05/11/31 (144A)	1,085,000	1,095,099
3.250%, 05/11/41 (144A)	1,115,000	1,151,598
Xilinx, Inc. 2.375%, 06/01/30	700,000	714,183

		11,886,206

Software—0.5%
Citrix Systems, Inc. 1.250%, 03/01/26	275,000	270,509
Fiserv, Inc. 3.200%, 07/01/26	305,000	329,292
4.400%, 07/01/49	295,000	353,216
Microsoft Corp. 2.400%, 08/08/26	400,000	424,912
2.921%, 03/17/52	272,000	281,193
3.041%, 03/17/62	149,000	157,393
3.500%, 02/12/35	296,000	340,835

Software—(Continued)
Oracle Corp. 2.300%, 03/25/28	2,500,000	2,556,177
3.800%, 11/15/37	900,000	971,216
3.850%, 07/15/36	124,000	134,718
3.900%, 05/15/35	106,000	116,691
4.300%, 07/08/34	103,000	116,926
Roper Technologies, Inc. 1.400%, 09/15/27	1,050,000	1,036,915
VMware, Inc.
1.400%, 08/15/26	1,306,000	1,300,123
4.650%, 05/15/27	425,000	488,015

		8,878,131

Telecommunications—1.3%
AT&T, Inc.
1.650%, 02/01/28	80,000	79,359
2.250%, 02/01/32	510,000	496,568
2.300%, 06/01/27	1,740,000	1,800,858
3.100%, 02/01/43	770,000	738,235
3.500%, 06/01/41	479,000	491,803
3.500%, 09/15/53	2,795,000	2,766,267
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	276,000	293,876
NBN Co., Ltd. 2.625%, 05/05/31 (144A)	1,600,000	1,623,256
T-Mobile USA, Inc. 2.050%, 02/15/28	1,760,000	1,774,080
3.000%, 02/15/41	975,000	943,344
3.600%, 11/15/60 (144A) (e)	385,000	378,522
3.750%, 04/15/27	1,705,000	1,878,383
Verizon Communications, Inc. 2.100%, 03/22/28	385,000	390,810
2.650%, 11/20/40	779,000	731,926
2.987%, 10/30/56	654,000	603,881
4.125%, 03/16/27	400,000	453,955
4.272%, 01/15/36	280,000	328,920
4.400%, 11/01/34	600,000	710,565
4.672%, 03/15/55	1,490,000	1,867,409
4.862%, 08/21/46	780,000	993,324
Vodafone Group plc
5.250%, 05/30/48	540,000	698,961
6.150%, 02/27/37	500,000	683,977

		20,728,279

Transportation—0.3%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	233,000	261,294
7.950%, 08/15/30	1,185,000	1,711,861
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	839,002
CSX Corp. 4.750%, 11/15/48	404,000	521,562
6.000%, 10/01/36	300,000	416,067
Kansas City Southern 4.700%, 05/01/48	597,000	740,057

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Norfolk Southern Corp. 3.850%, 01/15/24	679,000	$722,495
3.942%, 11/01/47	219,000	249,564
Union Pacific Corp. 4.100%, 09/15/67	200,000	235,359

		5,697,261

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.700%, 03/14/23 (144A)	948,000	974,801
4.125%, 08/01/23 (144A)	598,000	633,749

		1,608,550

Water—0.0%
American Water Capital Corp. 2.800%, 05/01/30	750,000	786,678

Total Corporate Bonds & Notes (Cost $533,495,113)		554,641,021

Asset-Backed Securities—9.3%

Asset-Backed - Automobile—2.6%
AmeriCredit Automobile Receivables Trust 2.690%, 06/19/23	130,276	130,770
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	3,815,000	3,930,432
CPS Auto Receivables Trust 3.790%, 06/15/23 (144A)	101,596	101,992
Credit Acceptance Auto Loan Trust 0.960%, 02/15/30 (144A)	2,700,000	2,707,514
Credito Real USA Auto Receivables Trust 1.350%, 02/16/27 (144A)	1,237,729	1,238,143
Drive Auto Receivables Trust 1.020%, 06/15/27	948,000	951,875
1.450%, 01/16/29	1,600,000	1,604,073
3.180%, 10/15/26	1,160,000	1,193,302
3.530%, 12/15/23 (144A)	622,307	625,524
3.840%, 03/15/23	32,530	32,577
4.090%, 06/15/26	1,225,000	1,261,437
DT Auto Owner Trust 1.100%, 02/16/27 (144A)	1,432,000	1,435,395
3.810%, 12/15/23 (144A)	246,197	246,992
Flagship Credit Auto Trust 2.180%, 02/16/27 (144A)	650,000	662,103
3.790%, 12/16/24 (144A)	3,855,000	3,917,928
GLS Auto Receivables Issuer Trust 1.200%, 01/15/27 (144A)	625,000	628,814
1.480%, 07/15/27 (144A)	4,400,000	4,379,890
1.680%, 01/15/27 (144A)	1,200,000	1,203,625
GLS Auto Receivables Trust 1.420%, 04/15/27 (144A)	2,250,000	2,243,189
LP LMS ASSET 3.228%, 10/15/28	2,828,227	2,858,609

Asset-Backed - Automobile—(Continued)
Sonoran Auto Receivables Trust 4.750%, 07/15/24	1,798,751	1,798,751
4.750%, 06/15/25	2,006,318	2,006,318
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	1,354,456	1,366,459
U.S. Auto Funding LLC 0.790%, 07/15/24 (144A)	2,697,615	2,698,174
1.490%, 03/17/25 (144A)	3,189,000	3,195,058

		42,418,944

Asset-Backed - Credit Card—0.4%
Continental Finance Credit Card ABS Master Trust 2.240%, 12/15/28 (144A)	1,500,000	1,510,300
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	1,695,000	1,699,750
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	2,635,000	2,664,013

		5,874,063

Asset-Backed - Other—6.3%
Accelerated LLC 1.900%, 10/20/40 (144A)	2,207,000	2,204,759
Ajax Mortgage Loan Trust 2.239%, 06/25/66 (144A) (g)	2,688,116	2,683,478
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,101,575	1,162,576
3.678%, 12/17/36 (144A)	87,611	93,016
4.201%, 12/17/36 (144A)	400,000	423,451
4.290%, 10/17/36 (144A)	300,000	317,349
4.596%, 12/17/36 (144A)	250,000	266,481
5.036%, 10/17/52 (144A)	1,900,000	2,066,969
5.639%, 04/17/52 (144A)	500,000	548,042
6.231%, 10/17/36 (144A)	650,000	713,192
6.418%, 12/17/36 (144A)	300,000	332,060
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	920,917
AMSR Trust 2.327%, 10/17/38 (144A)	1,694,000	1,682,147
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	1,554,609	1,561,469
2.918%, 04/15/36 (144A)	2,872,207	2,885,756
2.981%, 11/15/35 (144A)	1,636,827	1,658,042
4.212%, 07/15/34 (144A)	2,137,702	2,192,133
Camillo 5.000%, 12/05/23 (h) (i)	3,355,466	3,443,547
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	597,750	612,949
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A)† (a) (h) (i)	1,078,519	17,041
Consumer Receivables Asset Investment Trust 3.132%, 3M LIBOR + 3.000%, 03/24/23 (144A) (a)	2,210,000	2,208,983
COOF Securitization Trust, Ltd. 2.715%, 06/25/40 (144A) (a) (c)	555,785	47,982

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CoreVest American Finance Trust 2.705%, 10/15/52 (144A)	1,421,420	$1,480,199
3.880%, 03/15/52 (144A)	2,470,000	2,678,990
Crossroads Asset Trust 1.440%, 01/20/26 (144A)	1,650,000	1,649,134
DataBank Issuer 2.060%, 02/27/51 (144A)	1,950,000	1,946,063
Diamond Resorts Owner Trust 3.270%, 10/22/29 (144A)	428,055	432,312
3.700%, 01/21/31 (144A)	846,104	876,112
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	3,700,000	3,750,274
Foundation Finance Trust 3.860%, 11/15/34 (144A)	811,138	834,833
FTF Funding II LLC 3.100%, 08/15/24	566,320	427,571
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	78,420	79,326
Goodgreen Trust 2.760%, 04/15/55 (144A)	1,425,274	1,455,464
3.260%, 10/15/53 (144A)	1,575,697	1,642,142
3.740%, 10/15/52 (144A)	327,713	344,608
5.000%, 10/20/51	2,394,079	2,364,889
HERO Funding Trust 3.080%, 09/20/42 (144A)	299,607	307,527
3.950%, 09/20/48 (144A)	1,125,756	1,188,320
4.460%, 09/20/47 (144A)	906,714	966,055
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	319,295	326,202
KGS-Alpha SBA COOF Trust 0.162%, 05/25/39 (144A) (a) (c)	2,421,863	33,572
0.618%, 08/25/38 (144A) (a) (c)	1,700,924	26,283
1.190%, 03/25/39 (144A) (a) (c)	1,776,651	68,636
2.095%, 04/25/40 (144A) (a) (c)	488,002	39,478
LFT CRE, Ltd. 2.034%, 1M LIBOR + 1.950%, 06/15/39 (144A)† (a)	3,280,000	3,281,020
LL ABS Trust 2.330%, 01/17/28 (144A)	817,472	821,851
Nationstar HECM Loan Trust 1.269%, 09/25/30 (144A) (a)	2,316,869	2,323,186
NRZ Excess Spread-Collateralized Notes 3.104%, 07/25/26 (144A)	5,434,173	5,453,537
3.228%, 05/25/26 (144A)	2,532,596	2,542,364
3.844%, 12/25/25 (144A)	2,388,591	2,413,908
Oportun Funding LLC 1.210%, 03/08/28 (144A)	950,000	952,537
Pagaya AI Debt Selection Trust 1.180%, 11/15/27 (144A)	4,692,226	4,703,440
Pretium Mortgage Credit Partners I LLC 3.105%, 06/27/60 (144A) (g)	1,674,127	1,674,689
Progress Residential 2.409%, 05/17/38 (144A)	1,960,000	1,963,645
Regional Management Issuance Trust 3.040%, 03/17/31 (144A)	2,309,000	2,303,920
Renew Financial 3.670%, 09/20/52 (144A)	398,039	416,710

Asset-Backed - Other—(Continued)
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	1,313,292	1,316,333
SOL S.p.A. 4.160%, 02/09/30	975,571	1,010,522
Upstart Securitization Trust 0.870%, 03/20/31 (144A)	1,589,923	1,592,785
1.890%, 03/20/31 (144A)	914,000	918,745
VM DEBT LLC 7.500%, 06/15/24	2,400,000	2,400,000
VOLT C LLC 1.992%, 05/25/51 (144A) (g)	1,817,846	1,818,736
VOLT CI LLC 1.992%, 05/25/51 (144A) (g)	1,772,040	1,774,231
VOLT LLC 2.240%, 03/27/51 (144A) (g)	1,240,023	1,241,261
2.240%, 04/25/51 (144A) (g)	2,600,686	2,601,060
VOLT XCII LLC 1.893%, 02/27/51 (144A) (g)	1,174,216	1,174,241
VOLT XCIII LLC 1.893%, 02/27/51 (144A) (g)	3,831,108	3,843,108
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (g)	2,901,238	2,903,903
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	631,804	658,926

		103,064,987

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 0.886%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	636,441	634,765

Total Asset-Backed Securities (Cost $151,977,943)		151,992,759

Mortgage-Backed Securities—6.6%

Collateralized Mortgage Obligations—4.4%
ACRE TL 6.400%, 12/15/21 (h) (i)	2,072,727	2,052,000
Banc of America Funding Trust 2.569%, 05/20/34 (a)	155,373	162,475
BVRT Financing Trust 0.010%, 11/10/32 (h) (i)	446,936	446,936
3.152%, 11/10/22 (144A)† (h) (i)	1,879,926	1,879,926
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (a)	3,300,000	3,291,377
3.690%, 02/25/24	5,000,000	5,018,430
4.450%, 01/25/26 (144A) (a)	3,100,000	3,079,041
Global Mortgage Securitization, Ltd. 0.406%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	175,265	171,114
HarborView Mortgage Loan Trust 2.709%, 05/19/34 (a)	395,932	401,953
Headlands Residential LLC 3.875%, 08/25/24 (144A) (g)	4,450,000	4,472,009
3.875%, 11/25/24 (144A) (g)	3,600,000	3,626,379
3.967%, 06/25/24 (144A) (g)	50,721	50,816
Impac CMB Trust 0.826%, 1M LIBOR + 0.740%, 11/25/34 (a)	1,155,636	1,174,184
JPMorgan Mortgage Trust 2.227%, 08/25/34 (a)	61,757	65,208

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
LHOME Mortgage Trust 2.090%, 09/25/26 (144A) (a)	1,525,000	$1,521,936
MASTR Asset Securitization Trust 5.500%, 12/25/33	117,055	115,140
Merrill Lynch Mortgage Investors Trust 0.546%, 1M LIBOR + 0.460%, 04/25/29 (a)	168,470	167,648
0.586%, 1M LIBOR + 0.500%, 05/25/29 (a)	563,460	564,765
0.706%, 1M LIBOR + 0.620%, 10/25/28 (a)	222,873	226,503
0.726%, 1M LIBOR + 0.640%, 10/25/28 (a)	334,551	337,524
0.859%, 6M LIBOR + 0.680%, 01/25/29 (a)	310,694	311,934
MRA Issuance Trust 1.842%, 02/16/22 (144A)	5,100,000	5,105,044
2.000%, 04/01/22	4,450,000	4,450,000
2.836%, 1M LIBOR + 2.750%, 02/16/22 (144A) (a)	5,100,000	5,101,923
Preston Ridge Partners Mortgage LLC 1.867%, 04/25/26 (144A) (g)	1,750,256	1,757,711
2.115%, 01/25/26 (144A) (a)	2,843,541	2,848,745
Seasoned Credit Risk Transfer Trust 3.500%, 07/25/58	3,725,161	3,968,508
3.500%, 10/25/58	1,324,993	1,498,688
4.000%, 11/25/57	3,650,826	3,947,674
Sequoia Mortgage Trust 0.687%, 1M LIBOR + 0.600%, 12/20/34 (a)	599,928	619,655
0.727%, 1M LIBOR + 0.640%, 01/20/34 (a)	348,747	356,327
0.747%, 1M LIBOR + 0.660%, 07/20/33 (a)	394,092	392,775
0.767%, 1M LIBOR + 0.680%, 10/20/34 (a)	641,500	630,922
0.847%, 1M LIBOR + 0.760%, 04/20/33 (a)	291,520	296,919
Structured Asset Mortgage Investments Trust 0.987%, 1M LIBOR + 0.900%, 05/19/33 (a)	523,389	515,934
Structured Asset Mortgage Investments Trust II 0.787%, 1M LIBOR + 0.700%, 01/19/34 (a)	624,165	627,161
0.787%, 1M LIBOR + 0.700%, 03/19/34 (a)	571,933	573,910
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.838%, 11/25/33 (a)	174,399	180,838
Thornburg Mortgage Securities Trust 0.726%, 1M LIBOR + 0.640%, 09/25/43 (a)	279,862	286,663
1.845%, 12/25/44 (a)	344,978	347,614
2.079%, 04/25/45 (a)	648,531	665,140
Toorak Mortgage Corp. 3.721%, 09/25/22 (g)	2,107,000	2,118,011
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (a)	4,731,525	4,823,341
ZH Trust 2.253%, 02/18/27 (144A)	1,400,000	1,401,541

		71,652,342

Commercial Mortgage-Backed Securities—2.2%
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	1,303,180
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,950,000	3,109,519
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	4,542,651

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust 0.252%, 07/10/45 (144A) (a)(c)	119,969,349	490,087
2.896%, 02/10/37 (144A)	3,050,000	3,158,154
3.942%, 04/10/33 (144A) (a)	1,450,000	1,594,335
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	951,634
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	3,085,529
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	850,088
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	2,005,564
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	541,788
RR Trust
Zero Coupon, 04/26/48 (144A)† (b)	8,830,000	8,188,657
SLG Office Trust 2.585%, 07/15/41 (144A)	3,090,000	3,193,987
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,429,712
Wells Fargo Commercial Mortgage Trust 1.234%, 1M LIBOR + 1.150%, 02/15/40 (144A) (a)	1,545,337	1,553,970
WF-RBS Commercial Mortgage Trust 4.381%, 03/15/45 (144A) (a)	300,000	296,977

		36,295,832

Total Mortgage-Backed Securities (Cost $105,083,713)		107,948,174

Foreign Government—0.6%

Sovereign—0.6%
Chile Government International Bond 2.550%, 01/27/32 (e)	394,000	390,387
Colombia Government International Bonds 4.000%, 02/26/24	923,000	964,535
5.000%, 06/15/45 (e)	749,000	730,005
5.625%, 02/26/44	200,000	208,578
7.375%, 09/18/37	200,000	245,692
Israel Government AID Bond
Zero Coupon, 08/15/25	2,500,000	2,379,468
Mexico Government International Bonds 2.659%, 05/24/31 (e)	848,000	818,091
3.771%, 05/24/61	625,000	554,194
4.125%, 01/21/26	189,000	211,132
4.350%, 01/15/47	228,000	228,246
4.600%, 01/23/46	959,000	993,783
4.600%, 02/10/48	200,000	205,962
5.750%, 10/12/10	500,000	568,785
Panama Government International Bond 4.500%, 04/16/50	350,000	380,874

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	$430,072
Saudi Government International Bond 2.250%, 02/02/33 (144A)	490,000	476,407

Total Foreign Government (Cost $9,716,352)		9,786,211

Short-Term Investment—3.5%

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $57,836,266; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $58,993,001.	57,836,266	57,836,266

Total Short-Term Investments (Cost $57,836,266)		57,836,266

Securities Lending Reinvestments (j)—3.7%

Certificates of Deposit—0.5%
Barclays Bank plc 0.180%, 04/07/22	2,000,000	2,001,154
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (a)	2,000,000	2,000,108
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (a)	1,000,000	1,000,011
Standard Chartered Bank (NY) 0.170%, 03/28/22	1,000,000	1,000,000
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	2,000,000	1,999,988

		8,001,261

Commercial Paper—0.1%
UBS AG 0.240%, 03/30/22	1,000,000	999,073

Repurchase Agreements—2.5%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $50,000; collateralized by various Common Stock with an aggregate market value of $55,562.	50,000	50,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,870,525; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $7,007,928.	6,870,517	6,870,517

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $8,000,012; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $8,160,000.	8,000,000	8,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $2,040,003.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,200,005; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,224,005.	1,200,000	1,200,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,900,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $6,018,001.	5,900,000	5,900,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $3,000,117; collateralized by various Common Stock with an aggregate market value of $3,333,780.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,700,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,887,053.	1,700,000	1,700,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $200,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $222,124.	200,000	200,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $2,400,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $2,448,122.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $6,050,029; collateralized by various Common Stock with an aggregate market value of $6,722,356.	6,050,000	6,050,000

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,845,639; collateralized by various Common Stock with an aggregate market value of $3,161,761.	2,845,528	$2,845,528

		40,216,045

Time Deposits—0.3%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	500,000	500,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (a)	2,000,000	2,000,000
Skandi New York 0.050%, 10/01/21	1,000,000	1,000,000

		5,500,000

Mutual Funds—0.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (k)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (k)	200,000	200,000

		5,200,000

Total Securities Lending Reinvestments (Cost $59,914,845)		59,916,379

Total Investments—106.2% (Cost $1,682,454,304)		1,737,806,898
Other assets and liabilities (net)—(6.2)%		(102,051,837)

Net Assets—100.0%		$1,635,755,061

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered.
Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $14,122,250, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal only security.
(c)	Interest only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $67,132,156 and the collateral received consisted of cash in the amount of $59,914,233 and non-cash collateral with a value of $8,724,106. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.5% of net assets.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(k)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $353,635,370, which is 21.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BVRT Financing Trust, 3.152%, 11/10/22	12/02/20	$1,879,926	$1,879,926	$1,879,926
Commonwealth Bank of Australia, 3.305%, 03/11/41	09/27/21	355,000	369,157	364,365
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	17,041
Credit Agricole S.A., 2.811%, 01/11/41	01/05/21	410,000	410,000	391,241
LFT CRE, Ltd., 2.034%, 06/15/39	05/26/21	3,280,000	3,280,000	3,281,020
RR Trust, Zero Coupon, 04/26/48	05/24/18-05/29/18	8,830,000	5,926,793	8,188,657

				$14,122,250

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$795,686,088	$—	$795,686,088
Total Corporate Bonds & Notes*	—	554,641,021	—	554,641,021
Asset-Backed Securities
Asset-Backed - Automobile	—	42,418,944	—	42,418,944
Asset-Backed - Credit Card	—	5,874,063	—	5,874,063
Asset-Backed - Other	—	99,604,399	3,460,588	103,064,987
Asset-Backed - Student Loan	—	634,765	—	634,765
Total Asset-Backed Securities	—	148,532,171	3,460,588	151,992,759
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	67,273,480	4,378,862	71,652,342
Commercial Mortgage-Backed Securities	—	36,295,832	—	36,295,832
Total Mortgage-Backed Securities	—	103,569,312	4,378,862	107,948,174
Total Foreign Government*	—	9,786,211	—	9,786,211
Total Short-Term Investment*	—	57,836,266	—	57,836,266
Securities Lending Reinvestments
Certificates of Deposit	—	8,001,261	—	8,001,261
Commercial Paper	—	999,073	—	999,073
Repurchase Agreements	—	40,216,045	—	40,216,045
Time Deposits	—	5,500,000	—	5,500,000
Mutual Funds	5,200,000	—	—	5,200,000
Total Securities Lending Reinvestments	5,200,000	54,716,379	—	59,916,379
Total Investments	$5,200,000	$1,724,767,448	$7,839,450	$1,737,806,898

Collateral for Securities Loaned (Liability)	$—	$(59,914,233)	$—	$(59,914,233)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Amortization Premium/ Discount	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2021
Asset-Backed Securities
Asset-Backed - Other	$10,005,808	$162,637	$83,358	$—	$(6,794,893)	$3,678	$3,460,588	$83,358
Mortgage-Backed Securities
Collateralized Mortgage Obligations	7,642,000	(540)	17,812	2,150,000	(5,430,410)	—	4,378,862	17,812

Total	$17,647,808	$162,097	$101,170	$2,150,000	$(12,225,303)	$3,678	$7,839,450	$101,170

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—40.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus SE (a)	41,069	$5,392,159
General Dynamics Corp.	6,035	1,183,041
Northrop Grumman Corp.	3,315	1,193,898
Raytheon Technologies Corp.	22,222	1,910,203
Safran S.A.	42,564	5,336,677

		15,015,978

Air Freight & Logistics—0.2%
Deutsche Post AG	24,625	1,552,028
FedEx Corp.	13,533	2,967,651

		4,519,679

Airlines—0.3%
Delta Air Lines, Inc. (a)	6,772	288,555
Ryanair Holdings plc (ADR) (a)	22,524	2,478,991
Southwest Airlines Co. (a)	48,281	2,483,092

		5,250,638

Automobiles—0.4%
Honda Motor Co., Ltd.	13,200	407,092
Tesla, Inc. (a)	3,256	2,524,963
Toyota Motor Corp.	330,200	5,906,686

		8,838,741

Banks—3.7%
Bank Central Asia Tbk PT	443,400	1,084,558
Bank Norwegian ASA	58,527	699,606
Bank of America Corp.	150,153	6,373,995
Bank Rakyat Indonesia Persero Tbk PT	5,126,314	1,362,436
BNP Paribas S.A.	38,711	2,479,649
Capitec Bank Holdings, Ltd.	10,014	1,210,056
Citigroup, Inc.	21,279	1,493,360
Citizens Financial Group, Inc.	44,339	2,083,046
Credicorp, Ltd.	4,555	505,332
DBS Group Holdings, Ltd.	142,800	3,171,003
Erste Group Bank AG	67,806	2,961,214
First Republic Bank	1,967	379,395
Grupo Financiero Banorte S.A.B. de C.V. - Class O	128,179	821,491
HDFC Bank, Ltd. (ADR)	61,163	4,470,404
ING Groep NV	198,152	2,876,013
Itau Unibanco Holding S.A. (ADR) (b)	163,965	864,095
KBC Group NV	22,766	2,043,825
Kotak Mahindra Bank, Ltd.	67,275	1,807,135
M&T Bank Corp.	17,024	2,542,364
Nordea Bank Abp	248,871	3,193,969
PNC Financial Services Group, Inc. (The)	11,251	2,201,146
Sberbank of Russia PJSC (ADR)	63,753	1,195,369
Signature Bank	994	270,646
Societe Generale S.A.	120,848	3,794,268
SVB Financial Group (a)	361	233,524
Svenska Handelsbanken AB - A Shares	217,207	2,436,562
Truist Financial Corp.	102,004	5,982,534
U.S. Bancorp	27,235	1,618,848
UniCredit S.p.A.	302,173	3,997,007
Wells Fargo & Co.	203,805	9,458,590

		73,611,440

Beverages—1.2%
Ambev S.A. (ADR) (b)	210,012	579,633
Budweiser Brewing Co. APAC, Ltd. () (b)	409,100	1,029,730
Carlsberg AS - Class B	23,137	3,763,818
Coca-Cola Co. (The)	103,419	5,426,395
Constellation Brands, Inc. - Class A	11,775	2,480,875
Diageo plc	113,130	5,450,949
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	7,879	683,267
Keurig Dr Pepper, Inc.	24,200	826,672
Kweichow Moutai Co., Ltd. - Class A	6,056	1,715,771
Pernod Ricard S.A.	5,850	1,279,319

		23,236,429

Biotechnology—1.0%
AbbVie, Inc.	80,723	8,707,590
Agios Pharmaceuticals, Inc. (a)	2,608	120,359
Alnylam Pharmaceuticals, Inc. (a)	1,467	276,984
Biogen, Inc. (a)	5,933	1,678,980
Exact Sciences Corp. (a)	2,326	222,017
Exelixis, Inc. (a)	9,727	205,629
Genmab A/S (a)	3,851	1,684,963
Horizon Therapeutics plc (a)	4,559	499,393
Natera, Inc. (a)	2,451	273,139
Regeneron Pharmaceuticals, Inc. (a)	6,896	4,173,321
Vertex Pharmaceuticals, Inc. (a)	11,672	2,117,184

		19,959,559

Building Products—0.7%
Assa Abloy AB - Class B	87,935	2,549,694
Carlisle Cos., Inc.	5,371	1,067,701
Daikin Industries, Ltd.	11,200	2,408,993
Fortune Brands Home & Security, Inc.	13,260	1,185,709
Trane Technologies plc	35,796	6,180,180

		13,392,277

Capital Markets—1.1%
B3 S.A. - Brasil Bolsa Balcao	233,616	546,530
BlackRock, Inc.	444	372,365
Blackstone Group, Inc. (The)	5,810	675,936
Brookfield Asset Management, Inc. - Class A	5,877	314,478
Charles Schwab Corp. (The)	29,093	2,119,134
Deutsche Boerse AG	15,907	2,589,443
Hong Kong Exchanges & Clearing, Ltd.	59,300	3,599,407
Invesco, Ltd.	25,782	621,604
London Stock Exchange Group plc	15,349	1,533,481
Morgan Stanley	12,701	1,235,934
Northern Trust Corp.	11,369	1,225,692
S&P Global, Inc.	782	332,264
State Street Corp.	76,603	6,489,806
T. Rowe Price Group, Inc.	5,312	1,044,871

		22,700,945

Chemicals—0.5%
Axalta Coating Systems, Ltd. (a)	18,006	525,595
Eastman Chemical Co.	35,444	3,570,629
Linde plc (a)	8,394	2,495,791
Shin-Etsu Chemical Co., Ltd.	12,400	2,091,442

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Symrise AG	16,633	$2,194,265

		10,877,722

Commercial Services & Supplies—0.0%
Copart, Inc. (a)	3,271	453,753

Communications Equipment—0.1%
Cisco Systems, Inc.	16,298	887,100
CommScope Holding Co., Inc. (a)	59,847	813,321

		1,700,421

Construction & Engineering—0.4%
Quanta Services, Inc.	4,062	462,337
Vinci S.A.	76,808	7,956,071

		8,418,408

Construction Materials—0.1%
Holcim, Ltd.	25,679	1,235,430
Martin Marietta Materials, Inc.	4,088	1,396,788

		2,632,218

Consumer Finance—0.3%
American Express Co.	8,886	1,488,671
Capital One Financial Corp.	27,542	4,460,978
Discover Financial Services	1,787	219,533

		6,169,182

Containers & Packaging—0.2%
Graphic Packaging Holding Co. (b)	29,545	562,537
Packaging Corp. of America	11,299	1,552,934
WestRock Co.	22,212	1,106,824

		3,222,295

Diversified Consumer Services—0.0%
Bright Horizons Family Solutions, Inc. (a)	1,899	264,759

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (a)	14,529	3,965,545

Diversified Telecommunication Services—0.2%
Cellnex Telecom S.A	31,850	1,963,296
Verizon Communications, Inc.	52,946	2,859,613

		4,822,909

Electric Utilities—0.8%
American Electric Power Co., Inc.	13,503	1,096,174
Edison International	11,641	645,726
Entergy Corp.	6,734	668,754
Iberdrola S.A.	329,163	3,287,535
NextEra Energy, Inc.	67,008	5,261,468
Orsted A/S	17,730	2,339,306
PG&E Corp. (a)	58,988	566,285
Xcel Energy, Inc.	27,681	1,730,062

		15,595,310

Security Description	Shares	Value

Electrical Equipment—0.7%
AMETEK, Inc.	3,012	$373,518
Eaton Corp. plc	26,357	3,935,364
Generac Holdings, Inc. (a)	1,543	630,578
Nidec Corp.	18,200	2,019,021
Schneider Electric SE	38,198	6,350,806
WEG S.A.	108,888	792,403

		14,101,690

Electronic Equipment, Instruments & Components—0.5%
Arrow Electronics, Inc. (a)	2,114	237,381
Delta Electronics, Inc.	161,867	1,456,196
Keyence Corp.	8,700	5,212,910
Keysight Technologies, Inc. (a)	2,722	447,197
Largan Precision Co., Ltd.	6,000	467,338
SYNNEX Corp.	10,660	1,109,706
Zebra Technologies Corp. - Class A (a)	751	387,081

		9,317,809

Entertainment—0.6%
NetEase, Inc.	10,400	178,656
NetEase, Inc. (ADR)	8,895	759,633
Netflix, Inc. (a)	4,953	3,023,014
Roku, Inc. (a)	1,325	415,189
Sea, Ltd. (ADR) (a) (b)	23,593	7,519,797
Walt Disney Co. (The) (a)	5,364	907,428

		12,803,717

Equity Real Estate Investment Trusts—0.9%
American Homes 4 Rent - Class A	26,432	1,007,588
Apple Hospitality REIT, Inc.	21,591	339,626
Brixmor Property Group, Inc.	52,719	1,165,617
EastGroup Properties, Inc.	5,569	927,962
Federal Realty Investment Trust	6,200	731,538
Kimco Realty Corp.	62,332	1,293,389
Lamar Advertising Co. - Class A	2,588	293,609
Mid-America Apartment Communities, Inc.	7,570	1,413,698
Prologis, Inc.	28,435	3,566,602
Public Storage	4,466	1,326,849
Rayonier, Inc.	36,158	1,290,117
Sun Communities, Inc.	11,027	2,041,098
Welltower, Inc.	6,301	519,202
Weyerhaeuser Co.	49,707	1,768,078

		17,684,973

Food & Staples Retailing—0.2%
Bid Corp., Ltd. (a)	48,553	1,044,184
President Chain Store Corp.	106,000	1,063,820
Raia Drogasil S.A.	104,366	447,878
Sysco Corp.	11,753	922,611
Wal-Mart de Mexico S.A.B. de C.V.	294,931	999,463

		4,477,956

Food Products—0.4%
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	42,828	727,871
Kraft Heinz Co. (The)	30,927	1,138,732

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Nestle S.A.	45,802	$5,510,846
Post Holdings, Inc. (a)	13,268	1,461,603

		8,839,052

Health Care Equipment & Supplies—1.1%
Boston Scientific Corp. (a)	100,160	4,345,942
Cooper Cos., Inc. (The)	892	368,673
DexCom, Inc. (a)	1,008	551,235
Hoya Corp.	23,300	3,644,071
Insulet Corp. (a)	618	175,654
Intuitive Surgical, Inc. (a)	520	516,958
Medtronic plc	10,125	1,269,169
Smith & Nephew plc	27,915	484,075
Straumann Holding AG	943	1,703,461
Sysmex Corp.	13,700	1,714,731
Zimmer Biomet Holdings, Inc.	46,391	6,789,787

		21,563,756

Health Care Providers & Services—0.7%
AmerisourceBergen Corp.	11,176	1,334,973
Cigna Corp.	12,172	2,436,348
CVS Health Corp.	17,833	1,513,308
HCA Healthcare, Inc.	2,174	527,673
McKesson Corp.	1,677	334,360
UnitedHealth Group, Inc.	19,921	7,783,932

		13,930,594

Hotels, Restaurants & Leisure—0.9%
Airbnb, Inc. - Class A (a)	783	131,348
Booking Holdings, Inc. (a)	2,180	5,175,037
Cracker Barrel Old Country Store, Inc.	2,972	415,604
DraftKings, Inc. - Class A (a)	6,191	298,158
Huazhu Group, Ltd. (ADR) (a) (b)	10,765	493,683
Las Vegas Sands Corp. (a)	19,248	704,477
McDonald’s Corp.	33,453	8,065,853
Royal Caribbean Cruises, Ltd. (a)	3,921	348,773
Sands China, Ltd. (a) (b)	176,400	361,505
Yum China Holdings, Inc.	18,297	1,063,239

		17,057,677

Household Durables—0.5%
Garmin, Ltd.	2,265	352,117
Midea Group Co., Ltd. - Class A	102,600	1,105,427
Mohawk Industries, Inc. (a)	6,651	1,179,887
Newell Brands, Inc.	44,804	991,961
Persimmon plc	33,408	1,190,461
Sony Group Corp.	31,200	3,474,477
Taylor Wimpey plc	621,212	1,282,981

		9,577,311

Household Products—0.4%
Energizer Holdings, Inc.	21,820	852,071
Procter & Gamble Co. (The)	49,060	6,858,588
Reckitt Benckiser Group plc	8,458	662,002
Unilever Indonesia Tbk PT	516,800	142,034

		8,514,695

Industrial Conglomerates—0.1%
Bidvest Group, Ltd. (The)	29,220	377,696
Honeywell International, Inc.	6,795	1,442,442
Jardine Matheson Holdings, Ltd.	10,500	552,203

		2,372,341

Insurance—2.1%
AIA Group, Ltd.	642,800	7,401,290
Alleghany Corp. (a)	1,332	831,714
Allianz SE	28,141	6,347,026
American International Group, Inc.	12,801	702,647
AXA S.A.	91,196	2,537,071
Chubb, Ltd.	7,188	1,246,974
CNA Financial Corp.	11,291	473,770
Fairfax Financial Holdings, Ltd.	2,267	914,984
Hartford Financial Services Group, Inc. (The)	21,874	1,536,648
HDFC Life Insurance Co., Ltd.	118,591	1,150,205
Legal & General Group plc	449,999	1,699,321
Loews Corp.	48,722	2,627,577
Marsh & McLennan Cos., Inc.	6,164	933,415
Muenchener Rueckversicherungs-Gesellschaft AG	6,372	1,746,534
Ping An Insurance Group Co. of China, Ltd. - Class H	284,000	1,927,091
Progressive Corp. (The)	38,690	3,497,189
Prudential plc	64,718	1,256,349
Travelers Cos., Inc. (The)	17,303	2,630,229
Zurich Insurance Group AG	8,537	3,480,948

		42,940,982

Interactive Media & Services—1.3%
Alphabet, Inc. - Class C (a)	6,300	16,791,453
Bumble, Inc. - Class A (a)	5,605	280,138
Facebook, Inc. - Class A (a)	4,182	1,419,329
IAC/InterActiveCorp. (a)	4,651	605,979
Match Group, Inc. (a)	2,001	314,137
NAVER Corp.	5,331	1,737,076
Snap, Inc. - Class A (a)	4,542	335,518
Tencent Holdings, Ltd.	93,000	5,452,982

		26,936,612

Internet & Direct Marketing Retail—1.5%
Alibaba Group Holding, Ltd. (a)	104,000	1,934,401
Alibaba Group Holding, Ltd. (ADR) (a)	6,109	904,437
Allegro.eu S.A. (a)	30,422	442,378
Amazon.com, Inc. (a)	4,869	15,994,860
Delivery Hero SE (a)	20,011	2,562,511
JD.com, Inc. (ADR) (a)	25,850	1,867,404
MercadoLibre, Inc. (a)	2,615	4,391,631
Zalando SE (a)	23,149	2,127,246

		30,224,868

IT Services—1.6%
Adyen NV (a)	959	2,666,558
Capgemini SE	26,462	5,503,306
EPAM Systems, Inc. (a)	3,503	1,998,392
FleetCor Technologies, Inc. (a)	9,579	2,502,705

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Global Payments, Inc.	2,918	$459,818
Infosys, Ltd. (ADR) (b)	177,216	3,943,056
International Business Machines Corp.	4,938	686,036
MasterCard, Inc. - Class A	24,992	8,689,219
MongoDB, Inc. (a)	816	384,752
PayPal Holdings, Inc. (a)	3,071	799,105
Snowflake, Inc. - Class A (a)	1,009	305,152
Tata Consultancy Services, Ltd.	77,565	3,930,940

		31,869,039

Life Sciences Tools & Services—0.4%
Lonza Group AG	3,937	2,949,565
Mettler-Toledo International, Inc. (a)	226	311,283
Thermo Fisher Scientific, Inc.	5,578	3,186,879
Wuxi Biologics Cayman, Inc. (a)	125,500	2,028,490

		8,476,217

Machinery—1.6%
Atlas Copco AB - A Shares	40,876	2,479,551
Deere & Co.	1,795	601,451
Dover Corp.	11,951	1,858,381
FANUC Corp.	8,900	1,964,405
Ingersoll Rand, Inc. (a)	92,241	4,649,869
ITT, Inc.	12,132	1,041,411
Kone Oyj - Class B	33,533	2,351,386
Kubota Corp.	83,500	1,781,323
Makita Corp.	37,200	2,055,618
SMC Corp.	4,200	2,644,647
Stanley Black & Decker, Inc.	16,743	2,935,215
Techtronic Industries Co., Ltd.	99,500	1,950,543
Timken Co. (The)	7,650	500,463
Volvo AB - B Shares	277,491	6,234,480

		33,048,743

Media—0.7%
Charter Communications, Inc. - Class A (a) (b)	5,451	3,965,929
Comcast Corp. - Class A	78,545	4,393,022
DISH Network Corp. - Class A (a)	21,276	924,655
Liberty Broadband Corp. - Class C (a)	9,209	1,590,394
Liberty Media Corp. - Class C (a)	24,185	1,148,062
Nexstar Media Group, Inc. - Class A	6,209	943,520

		12,965,582

Metals & Mining—0.4%
Anglo American plc	46,712	1,611,324
BHP Group, Ltd.	106,508	2,862,649
Freeport-McMoRan, Inc.	9,313	302,952
Rio Tinto plc	51,950	3,430,059

		8,206,984

Multi-Utilities—0.2%
CenterPoint Energy, Inc. (b)	48,174	1,185,081
RWE AG	84,870	3,000,269

		4,185,350

Multiline Retail—0.1%
Dollar General Corp.	4,013	$851,318
Kohl’s Corp.	16,497	776,844
Lojas Renner S.A.	96,693	611,150

		2,239,312

Oil, Gas & Consumable Fuels—1.3%
BP plc	496,111	2,247,406
Cabot Oil & Gas Corp. (b)	54,520	1,186,355
Chevron Corp.	13,818	1,401,836
ConocoPhillips	145,100	9,833,427
Diamondback Energy, Inc.	5,423	513,395
EOG Resources, Inc.	4,103	329,348
Equitrans Midstream Corp.	23,055	233,778
Kinder Morgan, Inc.	70,750	1,183,648
Marathon Petroleum Corp.	17,585	1,086,929
Phillips 66	12,480	873,974
TC Energy Corp.	37,877	1,822,977
TotalEnergies SE	93,434	4,477,271
Williams Cos., Inc. (The)	43,239	1,121,620

		26,311,964

Personal Products—0.2%
Coty, Inc. - Class A (a)	35,203	276,695
Estee Lauder Cos., Inc. (The) - Class A	1,102	330,523
L’Oreal S.A.	7,400	3,054,145
LG Household & Health Care, Ltd.	697	783,464

		4,444,827

Pharmaceuticals—1.4%
Bristol-Myers Squibb Co.	126,245	7,469,917
Catalent, Inc. (a)	3,118	414,912
GlaxoSmithKline plc	104,858	1,979,249
Jazz Pharmaceuticals plc (a)	1,850	240,888
Johnson & Johnson	12,139	1,960,448
Kyowa Kirin Co., Ltd.	60,700	2,188,885
Merck & Co., Inc.	11,163	838,453
Novo Nordisk A/S - Class B	130,783	12,579,372
Organon & Co.	16,673	546,708
Royalty Pharma plc - Class A	4,658	168,340
Viatris, Inc.	47,142	638,774

		29,025,946

Professional Services—0.5%
Adecco Group AG	5,340	267,432
Booz Allen Hamilton Holding Corp.	3,040	241,224
Equifax, Inc.	896	227,064
IHS Markit, Ltd.	2,829	329,918
Intertek Group plc	25,300	1,689,025
Leidos Holdings, Inc. (b)	11,620	1,117,031
Recruit Holdings Co., Ltd.	51,300	3,128,033
RELX plc	96,824	2,803,902

		9,803,629

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a)	10,850	1,056,356

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.4%
Lyft, Inc. - Class A (a) (b)	94,600	$5,069,614
Norfolk Southern Corp.	12,374	2,960,480
Old Dominion Freight Line, Inc.	1,391	397,798
Uber Technologies, Inc. (a)	8,014	359,027

		8,786,919

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a)	28,034	2,884,699
Analog Devices, Inc.	50,854	8,517,028
ASML Holding NV	14,524	10,713,952
Entegris, Inc.	3,747	471,747
Lam Research Corp.	1,073	610,698
Microchip Technology, Inc.	1,683	258,324
NVIDIA Corp.	5,408	1,120,321
NXP Semiconductors NV	44,134	8,644,526
QUALCOMM, Inc.	4,410	568,802
SolarEdge Technologies, Inc. (a)	1,403	372,104
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	89,630	10,007,189
Teradyne, Inc.	2,132	232,750
Texas Instruments, Inc.	7,822	1,503,467
Tokyo Electron, Ltd.	5,400	2,380,333
Wolfspeed, Inc.	2,483	200,453

		48,486,393

Software—1.4%
Ceridian HCM Holding, Inc. (a)	12,823	1,444,126
Confluent, Inc. - Class A (a) (b)	3,600	214,740
Crowdstrike Holdings, Inc. - Class A (a)	1,128	277,240
Five9, Inc. (a)	1,526	243,763
HubSpot, Inc. (a)	695	469,882
Intuit, Inc.	4,634	2,500,089
Microsoft Corp.	66,847	18,845,506
Palo Alto Networks, Inc. (a)	603	288,837
ServiceNow, Inc. (a)	663	412,565
Synopsys, Inc. (a)	1,270	380,251
UiPath, Inc. - Class A (a) (b)	1,662	87,438
Workday, Inc. - Class A (a)	7,774	1,942,645
Zscaler, Inc. (a)	1,262	330,922

		27,438,004

Specialty Retail—1.0%
AutoZone, Inc. (a)	1,371	2,327,944
Best Buy Co., Inc.	9,509	1,005,196
CarMax, Inc. (a)	2,537	324,635
Gap, Inc. (The)	50,307	1,141,969
Home Depot, Inc. (The)	2,634	864,637
Industria de Diseno Textil S.A	88,200	3,208,938
Lowe’s Cos., Inc.	14,377	2,916,518
Murphy USA, Inc.	9,067	1,516,546
National Vision Holdings, Inc. (a)	3,460	196,424
O’Reilly Automotive, Inc. (a)	9,531	5,824,013
Tractor Supply Co.	1,768	358,215

		19,685,035

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	83,423	11,804,355
Samsung Electronics Co., Ltd. (GDR)	2,786	4,353,125
Seagate Technology Holdings plc	40,685	3,357,326

		19,514,806

Textiles, Apparel & Luxury Goods—0.9%
Adidas AG	31,209	9,834,168
Columbia Sportswear Co.	7,232	693,115
Kering S.A.	3,767	2,679,188
LVMH Moet Hennessy Louis Vuitton SE	6,201	4,434,112
NIKE, Inc. - Class B	3,424	497,268
Ralph Lauren Corp.	7,719	857,118

		18,994,969

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	108,484	3,955,388

Tobacco—0.1%
ITC, Ltd.	286,011	902,596
Philip Morris International, Inc.	10,451	990,650

		1,893,246

Trading Companies & Distributors—0.1%
Ferguson plc	16,755	2,322,626

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a)	28,607	3,654,830

Total Common Stocks (Cost $695,719,207)		811,358,406

Convertible Bonds—18.1%

Aerospace/Defense—1.0%
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	5,700,000	10,353,859
Safran S.A. 0.875%, 05/15/27 (EUR)	6,185,915	9,843,972

		20,197,831

Airlines—1.1%
Southwest Airlines Co. 1.250%, 05/01/25	14,623,000	21,843,106

Apparel—1.6%
adidas AG 0.050%, 09/12/23 (EUR)	11,800,000	16,231,378
Kering S.A. Zero Coupon, 09/30/22 (EUR)	11,800,000	15,324,335

		31,555,713

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Banks—1.4%
Barclays Bank plc Zero Coupon, 02/04/25	9,793,000	$14,346,647
Zero Coupon, 02/18/25	9,000,000	9,986,940
BofA Finance LLC
0.250%, 05/01/23	4,566,000	4,867,356

		29,200,943

Beverages—0.6%
Remy Cointreau S.A.
0.125%, 09/07/26 (EUR)	5,725,000	11,108,382

Biotechnology—0.3%
Illumina, Inc.
Zero Coupon, 08/15/23 (b)	4,797,000	5,572,935

Building Materials—1.2%
Sika AG
0.150%, 06/05/25 (CHF)	11,540,000	19,366,942
3.750%, 01/30/22 (CHF)	1,800,000	4,333,172

		23,700,114

Commercial Services—1.5%
Amadeus IT Group S.A. 1.500%, 04/09/25 (EUR)	12,500,000	19,277,983
Edenred
Zero Coupon, 09/06/24 (EUR)	5,775,000	4,172,557
Euronet Worldwide, Inc.
0.750%, 03/15/49	5,641,000	6,200,413

		29,650,953

Computers—0.7%
Atos SE
Zero Coupon, 11/06/24 (EUR)	10,000,000	13,217,236

Diversified Financial Services—0.2%
SBI Holdings, Inc.
Zero Coupon, 09/13/23 (JPY)	540,000,000	5,053,327

Electric—0.2%
Iberdrola International B.V.
Zero Coupon, 11/11/22 (EUR)	3,600,000	4,601,744

Electronics—0.4%
Fortive Corp.
0.875%, 02/15/22	7,965,000	7,984,913

Engineering & Construction—1.5%
Cellnex Telecom S.A.
1.500%, 01/16/26 (EUR)	8,900,000	18,806,256
Vinci S.A.
0.375%, 02/16/22	10,000,000	11,064,500

		29,870,756

Healthcare-Services—0.3%
Anthem, Inc. 2.750%, 10/15/42	1,232,000	6,502,619

Home Furnishings—1.0%
Sony Group Corp.
Zero Coupon, 09/30/22 (JPY)	932,000,000	20,973,036

Internet—1.9%
Booking Holdings, Inc.
0.750%, 05/01/25 (b)	12,520,000	18,385,620
Palo Alto Networks, Inc.
0.750%, 07/01/23	10,820,000	19,664,268

		38,049,888

Investment Companies—0.3%
Ares Capital Corp. 3.750%, 02/01/22	5,280,000	5,649,600

Mining—0.2%
Glencore Funding LLC
Zero Coupon, 03/27/25	3,200,000	3,190,624

Oil & Gas—0.4%
Pioneer Natural Resources Co. 0.250%, 05/15/25	5,305,000	8,562,270

Real Estate—0.4%
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	6,100,000	8,481,594

Retail—0.6%
Zalando SE 0.050%, 08/06/25 (EUR)	9,300,000	12,367,007

Semiconductors—1.1%
STMicroelectronics NV
Zero Coupon, 08/04/25	18,200,000	22,804,600

Software—0.2%
Akamai Technologies, Inc.
0.375%, 09/01/27	4,250,000	4,640,141

Total Convertible Bonds (Cost $310,994,928)		364,779,332

Corporate Bonds & Notes—12.8%

Aerospace/Defense—0.3%
BAE Systems plc
1.900%, 02/15/31 (144A)	200,000	191,791
3.400%, 04/15/30 (144A)	595,000	642,246
Boeing Co. (The)
1.167%, 02/04/23	80,000	80,177
1.433%, 02/04/24	155,000	155,232
1.950%, 02/01/24	145,000	148,394
2.196%, 02/04/26	655,000	659,829
2.750%, 02/01/26	145,000	151,038

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co. (The)
3.100%, 05/01/26	80,000	$84,558
3.250%, 03/01/28	100,000	104,662
3.250%, 02/01/35	468,000	467,957
3.600%, 05/01/34	175,000	182,861
3.625%, 02/01/31	240,000	256,922
3.950%, 08/01/59	250,000	256,574
4.875%, 05/01/25	100,000	111,291
5.150%, 05/01/30	150,000	176,053
5.705%, 05/01/40	150,000	190,613
L3Harris Technologies, Inc.
1.800%, 01/15/31	100,000	96,499
4.400%, 06/15/28	128,000	146,062
4.854%, 04/27/35	50,000	61,671
Lockheed Martin Corp.
3.800%, 03/01/45	40,000	46,398
4.070%, 12/15/42	105,000	125,785
Northrop Grumman Corp. 3.250%, 01/15/28	525,000	567,996
Raytheon Technologies Corp.
1.900%, 09/01/31	430,000	417,243
3.750%, 11/01/46	131,000	145,443
4.125%, 11/16/28	585,000	665,839
4.150%, 05/15/45	113,000	132,940
4.350%, 04/15/47	140,000	168,180

		6,434,254

Agriculture—0.2%
Altria Group, Inc.
2.450%, 02/04/32	460,000	440,786
3.400%, 02/04/41	280,000	265,171
3.875%, 09/16/46	327,000	318,488
BAT Capital Corp.
2.259%, 03/25/28	95,000	94,290
3.215%, 09/06/26	45,000	47,977
3.222%, 08/15/24	200,000	212,021
3.734%, 09/25/40	65,000	62,711
3.984%, 09/25/50	95,000	91,384
4.390%, 08/15/37	834,000	895,744
4.700%, 04/02/27	430,000	485,759
4.906%, 04/02/30	145,000	166,026
BAT International Finance plc 1.668%, 03/25/26	70,000	70,039
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31	160,000	162,120
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	1,021,000	1,074,283
Philip Morris International, Inc. 3.875%, 08/21/42	334,000	362,371

		4,749,170

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	272,541	278,046
3.550%, 01/15/30 (144A)	592,480	572,370
3.750%, 12/15/27 (144A)	455,336	474,756

Airlines—(Continued)
American Airlines Pass-Through Trust
3.200%, 06/15/28	314,800	316,832
3.600%, 09/22/27	147,896	153,148
3.700%, 10/01/26	390,571	397,794
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	314,509	318,758
4.125%, 09/20/31 (144A)	489,979	495,537
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	527,225	555,549
Delta Air Lines Pass-Through Trust
3.204%, 10/25/25	367,000	387,346
3.625%, 07/30/27	96,086	102,986
JetBlue Pass Through Trust 8.000%, 11/15/27	199,952	234,013
United Airlines Pass-Through Trust
2.700%, 05/01/32	201,832	204,039
3.450%, 12/01/27	379,118	399,561
3.700%, 03/01/30	60,108	60,855
4.150%, 04/11/24	351,625	371,286
4.150%, 08/25/31	184,378	198,391
4.300%, 08/15/25	39,178	42,055

		5,563,322

Auto Manufacturers—0.3%
General Motors Co.
4.875%, 10/02/23	165,000	178,341
5.000%, 04/01/35	194,000	229,063
5.150%, 04/01/38	150,000	178,959
6.125%, 10/01/25	670,000	785,033
General Motors Financial Co., Inc.
1.250%, 01/08/26	209,000	206,349
2.350%, 01/08/31	140,000	137,124
2.700%, 06/10/31	85,000	84,740
2.750%, 06/20/25	58,000	60,639
3.950%, 04/13/24	46,000	49,162
4.350%, 01/17/27	51,000	57,176
5.250%, 03/01/26	40,000	45,710
Hyundai Capital America
1.150%, 11/10/22 (144A)	181,000	182,003
1.300%, 01/08/26 (144A)	50,000	49,198
1.500%, 06/15/26 (144A)	195,000	192,898
1.650%, 09/17/26 (144A)	375,000	371,664
1.800%, 10/15/25 (144A)	220,000	222,159
1.800%, 01/10/28 (144A)	100,000	97,877
2.100%, 09/15/28 (144A)	455,000	448,423
2.375%, 10/15/27 (144A)	295,000	298,991
2.850%, 11/01/22 (144A)	130,000	133,120
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	185,000	183,080
2.450%, 09/15/28 (144A)	85,000	84,049
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	220,000	233,895
4.345%, 09/17/27 (144A)	445,000	488,904
4.810%, 09/17/30 (144A)	295,000	331,787
Stellantis Finance US, Inc.
1.711%, 01/29/27 (144A)	200,000	199,347

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Volkswagen Group of America Finance LLC 4.250%, 11/13/23 (144A)	265,000	$284,231

		5,813,922

Auto Parts & Equipment—0.0%
Lear Corp. 5.250%, 05/15/49	170,000	211,141

Banks—3.4%
ABN AMRO Bank NV 1.542%, 1Y H15 + 0.800%, 06/16/27 (144A) (c)	200,000	198,871
AIB Group plc
4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (c)	315,000	337,748
4.750%, 10/12/23 (144A)	250,000	268,895
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	295,000	330,321
Banco Bilbao Vizcaya Argentaria S.A. 1.125%, 09/18/25	400,000	395,821
Banco Santander S.A.
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	199,071
2.706%, 06/27/24	600,000	631,071
2.746%, 05/28/25	200,000	209,794
3.306%, 06/27/29	200,000	216,275
3.490%, 05/28/30	200,000	215,179
Bank of America Corp.
1.197%, SOFR + 1.010%, 10/24/26 (c)	310,000	307,671
1.734%, SOFR + 0.960%, 07/22/27 (c)	141,000	141,580
1.898%, SOFR + 1.530%, 07/23/31 (c)	330,000	318,211
1.922%, SOFR + 1.370%, 10/24/31 (c)	420,000	404,028
2.299%, SOFR + 1.220%, 07/21/32 (c)	450,000	443,575
2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	170,000	166,636
2.496%, 3M LIBOR + 0.990%, 02/13/31 (c)	260,000	263,117
2.651%, SOFR + 1.220%, 03/11/32 (c)	640,000	651,724
2.676%, SOFR + 1.930%, 06/19/41 (c)	755,000	728,891
2.687%, SOFR + 1.320%, 04/22/32 (c)	1,085,000	1,104,823
2.884%, 3M LIBOR + 1.190%, 10/22/30 (c)	270,000	281,875
3.093%, 3M LIBOR + 1.090%, 10/01/25 (c)	200,000	212,594
3.248%, 10/21/27	365,000	394,112
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	1,892,000	2,079,248
3.824%, 3M LIBOR + 1.575%, 01/20/28 (c)	300,000	331,065
4.183%, 11/25/27	560,000	624,262
4.244%, 3M LIBOR + 1.814%, 04/24/38 (c)	270,000	315,900
4.450%, 03/03/26	167,000	186,995
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	495,000	494,712
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (c)	100,000	109,565
Barclays plc
1.007%, 1Y H15 + 0.800%, 12/10/24 (c)	200,000	200,920
3.932%, 3M LIBOR + 1.610%, 05/07/25 (c)	670,000	719,038
BNP Paribas S.A.
2.159%, SOFR + 1.218%, 09/15/29 (144A) (c)	440,000	435,835
2.219%, SOFR + 2.074%, 06/09/26 (144A) (c)	340,000	348,969
2.588%, 5Y H15 + 2.050%, 08/12/35 (144A) (c)	200,000	193,944
2.871%, SOFR + 1.387%, 04/19/32 (144A) (c)	220,000	224,678

Banks—(Continued)
BNP Paribas S.A.
3.052%, SOFR + 1.507%, 01/13/31 (144A) (c)	270,000	282,856
BPCE S.A.
2.375%, 01/14/25 (144A)	400,000	413,008
2.700%, 10/01/29 (144A)	685,000	710,903
Citigroup, Inc.
1.122%, SOFR + 0.765%, 01/28/27 (c)	144,000	141,989
1.462%, SOFR + 0.770%, 06/09/27 (b) (c)	590,000	586,523
2.561%, SOFR + 1.167%, 05/01/32 (c)	240,000	242,360
2.572%, SOFR + 2.107%, 06/03/31 (b) (c)	775,000	789,961
3.106%, SOFR + 2.842%, 04/08/26 (c)	310,000	329,143
3.520%, 3M LIBOR + 1.151%, 10/27/28 (c)	322,000	350,137
3.668%, 3M LIBOR + 1.390%, 07/24/28 (c)	200,000	219,841
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	1,470,000	1,624,393
3.980%, 3M LIBOR + 1.338%, 03/20/30 (c)	100,000	112,315
4.000%, 5Y H15 + 3.597%, 12/10/25 (c)	287,000	297,389
4.300%, 11/20/26	308,000	345,924
4.400%, 06/10/25	120,000	132,729
5.300%, 05/06/44	100,000	133,092
6.250%, 3M LIBOR + 4.517%, 08/15/26 (c)	330,000	382,044
6.300%, 3M LIBOR + 3.423%, 05/15/24 (c)	39,000	42,101
Cooperative Rabobank UA 3.750%, 07/21/26	955,000	1,052,509
Credit Agricole S.A.
1.247%, SOFR + 0.892%, 01/26/27 (144A) (c)	535,000	527,439
1.907%, SOFR + 1.676%, 06/16/26 (144A) (c)	325,000	331,182
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (c)	330,000	398,475
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (c)	250,000	244,314
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	570,000	582,840
4.194%, SOFR + 3.730%, 04/01/31 (144A) (c)	345,000	386,417
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (c)	1,985,000	2,095,993
4.282%, 01/09/28 (144A)	730,000	811,382
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (c)	275,000	276,309
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (c)	245,000	245,028
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (c)	210,000	223,095
5.000%, 1Y H15 + 1.730%, 01/12/23 (144A) (c)	925,000	935,734
Deutsche Bank AG
1.686%, 03/19/26	390,000	392,216
2.129%, SOFR + 1.870%, 11/24/26 (c)	150,000	152,365
2.222%, SOFR + 2.159%, 09/18/24 (c)	365,000	374,122
3.035%, SOFR + 1.718%, 05/28/32 (c)	280,000	284,090
Goldman Sachs Group, Inc. (The)
1.431%, SOFR + 0.798%, 03/09/27 (c)	1,010,000	1,007,223
1.542%, SOFR + 0.818%, 09/10/27 (c)	1,115,000	1,110,537
2.383%, SOFR + 1.248%, 07/21/32 (c)	560,000	554,467
2.615%, SOFR + 1.281%, 04/22/32 (c)	170,000	172,055
3.272%, 3M LIBOR + 1.201%, 09/29/25 (c)	350,000	373,741
3.500%, 11/16/26	1,489,000	1,609,042
3.650%, 5Y H15 + 2.915%, 08/10/26 (c)	260,000	260,325
3.800%, 5Y H15 + 2.969%, 05/10/26 (b) (c)	263,000	269,246
3.814%, 3M LIBOR + 1.158%, 04/23/29 (c)	350,000	387,334
4.017%, 3M LIBOR + 1.373%, 10/31/38 (c)	545,000	626,330
4.411%, 3M LIBOR + 1.430%, 04/23/39 (c)	140,000	168,261

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc
0.976%, SOFR + 0.708%, 05/24/25 (c)	255,000	$254,551
1.645%, SOFR + 1.538%, 04/18/26 (c)	1,130,000	1,136,061
2.013%, SOFR + 1.732%, 09/22/28 (c)	975,000	974,761
2.206%, SOFR + 1.285%, 08/17/29 (c)	400,000	396,744
2.357%, SOFR + 1.947%, 08/18/31 (c)	440,000	435,122
2.633%, SOFR + 1.402%, 11/07/25 (c)	945,000	985,698
2.804%, SOFR + 1.187%, 05/24/32 (c)	200,000	202,694
4.292%, 3M LIBOR + 1.348%, 09/12/26 (c)	250,000	275,783
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (c)	200,000	218,284
6.500%, 09/15/37	100,000	138,640
ING Groep NV 3.875%, 5Y H15 + 2.862%, 05/16/27 (c)	200,000	193,980
Intesa Sanpaolo S.p.A. 4.700%, 09/23/49 (144A)† (b)	210,000	247,770
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (c)	440,000	439,630
4.375%, 03/22/28	283,000	321,907
Macquarie Group, Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (c)	60,000	59,476
2.691%, SOFR + 1.440%, 06/23/32 (144A) (c)	265,000	264,604
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (c)	526,000	575,897
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25	1,180,000	1,220,561
3.751%, 07/18/39	250,000	281,396
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (c)	200,000	196,850
2.564%, 09/13/31	330,000	325,348
2.869%, SOFR + 1.572%, 09/13/30 (c)	200,000	209,345
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (c)	270,000	268,716
1.593%, SOFR + 0.879%, 05/04/27 (c)	500,000	501,488
1.794%, SOFR + 1.034%, 02/13/32 (c)	802,000	763,816
2.239%, SOFR + 1.178%, 07/21/32 (c)	690,000	678,123
2.484%, SOFR + 1.360%, 09/16/36 (c)	10,000	9,787
2.720%, SOFR + 1.152%, 07/22/25 (c)	1,200,000	1,257,390
2.802%, SOFR + 1.430%, 01/25/52 (c)	105,000	100,925
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	709,000	777,516
3.622%, SOFR + 3.120%, 04/01/31 (c)	228,000	251,294
3.971%, 3M LIBOR + 1.455%, 07/22/38 (c)	382,000	437,629
4.300%, 01/27/45	70,000	85,325
National Australia Bank, Ltd.
2.990%, 05/21/31 (144A)	265,000	268,170
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (c)	390,000	419,621
Natwest Group plc
1.642%, 1Y H15 + 0.900%, 06/14/27 (c)	227,000	226,985
3.754%, 5Y H15 + 2.100%, 11/01/29 (c)	200,000	213,439
4.269%, 3M LIBOR + 1.762%, 03/22/25 (c)	1,666,000	1,797,847
4.892%, 3M LIBOR + 1.754%, 05/18/29 (c)	200,000	232,882
NatWest Markets plc 1.600%, 09/29/26 (144A)	300,000	299,836
Northern Trust Corp.
3.375%, 3M LIBOR + 1.131%, 05/08/32 (c)	100,000	107,648
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (c)	700,000	701,227

Banks—(Continued)
Santander UK Group Holdings plc
1.673%, SOFR + 0.989%, 06/14/27 (c)	600,000	597,444
2.896%, SOFR + 1.475%, 03/15/32 (c)	260,000	265,203
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (c)	465,000	459,813
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (c)	370,000	367,992
2.625%, 10/16/24 (144A)	665,000	691,881
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (c)	340,000	341,924
3.000%, 01/22/30 (144A)	279,000	288,226
3.875%, 03/28/24 (144A)	375,000	400,589
4.250%, 04/14/25 (144A)	350,000	378,054
Standard Chartered plc
1.319%, 1Y H15 + 1.170%, 10/14/23 (144A) (c)	240,000	241,511
1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (c)	200,000	196,621
2.678%, 1Y H15 + 1.200%, 06/29/32 (144A) (c)	520,000	516,356
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (c)	250,000	252,765
SVB Financial Group 4.000%, 5Y H15 + 3.202%, 05/15/26 (c)	230,000	235,750
UBS Group AG
1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (c)	310,000	307,110
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (c)	200,000	197,684
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (c)	295,000	313,311
4.125%, 09/24/25 (144A)	200,000	220,957
UniCredit S.p.A.
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (c)	400,000	398,986
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (c)	200,000	202,653
5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (c)	530,000	589,479
Wells Fargo & Co. 2.393%, SOFR + 2.100%, 06/02/28 (c)	150,000	154,716
2.406%, SOFR + 1.087%, 10/30/25 (c)	830,000	864,428
3.068%, SOFR + 2.530%, 04/30/41 (c)	335,000	344,244
3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	1,100,000	1,180,776
3.584%, 3M LIBOR + 1.310%, 05/22/28 (c)	323,000	353,643
3.900%, 5Y H15 + 3.453%, 03/15/26 (b)(c)	425,000	438,281
4.400%, 06/14/46	345,000	410,028
4.750%, 12/07/46	125,000	156,551
Westpac Banking Corp. 4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	540,000	596,061
4.421%, 07/24/39 (b)	90,000	106,138

		68,499,734

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	970,000	1,172,187
4.900%, 02/01/46	200,000	245,843
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36	423,000	511,351
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40	150,000	174,306
4.375%, 04/15/38	967,000	1,128,750
4.439%, 10/06/48	120,000	140,388
4.500%, 06/01/50	415,000	495,394
4.600%, 04/15/48	80,000	95,506
4.600%, 06/01/60	70,000	84,108

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Coca-Cola Co. (The) 2.250%, 01/05/32	205,000	$207,731
2.600%, 06/01/50	225,000	215,014
3.000%, 03/05/51	200,000	207,102
Constellation Brands, Inc. 3.150%, 08/01/29	270,000	288,727
5.250%, 11/15/48	25,000	32,746
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	236,000	246,910
Keurig Dr Pepper, Inc. 3.430%, 06/15/27	75,000	82,411
4.597%, 05/25/28	260,000	301,841
PepsiCo, Inc. 3.450%, 10/06/46	130,000	143,866
Pernod Ricard International Finance LLC 1.625%, 04/01/31 (144A)	360,000	339,829

		6,114,010

Biotechnology—0.2%
Amgen, Inc. 2.000%, 01/15/32	470,000	451,986
3.000%, 01/15/52	230,000	220,643
3.150%, 02/21/40	345,000	348,247
Biogen, Inc. 2.250%, 05/01/30	129,000	128,308
3.150%, 05/01/50	508,000	484,193
Gilead Sciences, Inc. 2.600%, 10/01/40	460,000	437,947
2.800%, 10/01/50 (b)	310,000	292,235
4.000%, 09/01/36	240,000	276,012
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	690,000	656,416
Royalty Pharma plc 1.200%, 09/02/25	130,000	129,157
1.750%, 09/02/27	130,000	129,438
2.150%, 09/02/31	220,000	211,845
3.350%, 09/02/51	210,000	198,964
3.550%, 09/02/50	110,000	108,056

		4,073,447

Building Materials—0.0%
Lennox International, Inc. 1.700%, 08/01/27	160,000	158,823
Martin Marietta Materials, Inc. 3.450%, 06/01/27	100,000	108,898
Masco Corp. 2.000%, 10/01/30	50,000	48,337
6.500%, 08/15/32	150,000	198,239

		514,297

Chemicals—0.1%
Celanese U.S. Holdings LLC 3.500%, 05/08/24	139,000	148,134

Chemicals—(Continued)
CF Industries, Inc. 4.950%, 06/01/43	272,000	327,776
Dow Chemical Co. (The) 2.100%, 11/15/30 (b)	335,000	331,896
DuPont de Nemours, Inc. 5.319%, 11/15/38	60,000	77,320
Eastman Chemical Co. 4.500%, 12/01/28	150,000	172,798
International Flavors & Fragrances, Inc. 3.468%, 12/01/50 (144A)	55,000	57,721
LYB International Finance III LLC 3.625%, 04/01/51	225,000	236,530
Nutrien, Ltd. 4.200%, 04/01/29	50,000	56,942
5.000%, 04/01/49	75,000	98,569

		1,507,686

Commercial Services—0.2%
Ford Foundation (The) 2.815%, 06/01/70	55,000	54,476
Global Payments, Inc. 2.650%, 02/15/25	440,000	459,892
2.900%, 05/15/30	110,000	113,496
3.200%, 08/15/29	265,000	280,131
4.150%, 08/15/49	125,000	140,329
IHS Markit, Ltd. 4.250%, 05/01/29 (b)	354,000	403,425
4.750%, 08/01/28	235,000	275,150
Moody’s Corp. 2.550%, 08/18/60	130,000	113,781
Pepperdine University 3.301%, 12/01/59	180,000	186,339
Quanta Services, Inc. 2.350%, 01/15/32	115,000	112,523
2.900%, 10/01/30	180,000	186,197
S&P Global, Inc. 2.300%, 08/15/60	190,000	161,598
Triton Container International, Ltd. 1.150%, 06/07/24 (144A)	360,000	359,416
Trustees of Boston University 3.173%, 10/01/50	210,000	221,447
University of Chicago (The) 2.761%, 04/01/45	100,000	101,953
University of Southern California 3.226%, 10/01/2120	100,000	100,861

		3,271,014

Computers—0.2%
Apple, Inc. 2.375%, 02/08/41	175,000	168,084
2.650%, 05/11/50	340,000	326,878
2.700%, 08/05/51	440,000	424,273
2.800%, 02/08/61	35,000	33,428
2.850%, 08/05/61	205,000	197,804
3.450%, 02/09/45	716,000	792,823

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
CGI, Inc. 2.300%, 09/14/31 (144A)	156,000	$151,562
Dell International LLC / EMC Corp. 4.900%, 10/01/26	110,000	126,716
5.300%, 10/01/29	518,000	626,167
5.450%, 06/15/23	65,000	69,714
6.020%, 06/15/26	414,000	492,464
Leidos, Inc. 2.300%, 02/15/31	210,000	205,181
2.950%, 05/15/23	150,000	155,045

		3,770,139

Diversified Financial Services—0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26	151,000	149,457
3.650%, 07/21/27	400,000	424,891
4.450%, 04/03/26	150,000	163,386
4.500%, 09/15/23	245,000	261,025
4.875%, 01/16/24	150,000	162,072
Air Lease Corp. 2.875%, 01/15/26	116,000	121,208
3.000%, 09/15/23	60,000	62,357
3.250%, 10/01/29	150,000	156,054
3.375%, 07/01/25	401,000	425,843
3.625%, 12/01/27	119,000	127,442
Aviation Capital Group LLC 1.950%, 01/30/26 (144A)	130,000	129,530
1.950%, 09/20/26 (144A)	430,000	425,440
3.875%, 05/01/23 (144A)	100,000	104,345
4.125%, 08/01/25 (144A)	80,000	86,101
5.500%, 12/15/24 (144A)	110,000	123,284
Avolon Holdings Funding, Ltd. 2.125%, 02/21/26 (144A)	70,000	69,284
2.528%, 11/18/27 (144A)	623,000	612,722
2.875%, 02/15/25 (144A)	164,000	168,742
3.625%, 05/01/22 (144A)	95,000	96,421
4.250%, 04/15/26 (144A)	465,000	500,138
4.375%, 05/01/26 (144A)	495,000	534,404
5.250%, 05/15/24 (144A)	100,000	109,245
5.500%, 01/15/26 (144A)	185,000	207,387
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	220,000	223,384
Brookfield Finance, Inc. 4.850%, 03/29/29	137,000	161,257
Capital One Financial Corp. 3.950%, 5Y H15 + 3.157%, 09/01/26 (c)	241,000	248,230
Charles Schwab Corp. (The) 4.000%, 10Y H15 + 3.079%, 12/01/30 (c)	480,000	495,120
GE Capital Funding LLC 4.400%, 05/15/30	720,000	834,278
GE Capital International Funding Co. 4.418%, 11/15/35	1,305,000	1,566,068
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	342,621
Mitsubishi HC Capital, Inc. 3.559%, 02/28/24 (144A)	200,000	211,186

Diversified Financial Services—(Continued)
Nomura Holdings, Inc. 1.851%, 07/16/25	295,000	299,390
2.648%, 01/16/25	375,000	390,625
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	113,525
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	190,000	198,539
5.500%, 02/15/24 (144A)	95,000	103,668
Visa, Inc. 2.700%, 04/15/40	105,000	107,431

		10,516,100

Electric—1.3%
AEP Texas, Inc. 3.950%, 06/01/28	311,000	346,346
AEP Transmission Co. LLC 3.150%, 09/15/49	30,000	30,976
AES Corp. (The)
1.375%, 01/15/26	200,000	197,374
3.300%, 07/15/25 (144A)	400,000	424,888
3.950%, 07/15/30 (144A)	67,000	73,675
Alexander Funding Trust 1.841%, 11/15/23 (144A)	1,030,000	1,049,803
Alliant Energy Finance LLC 1.400%, 03/15/26 (144A)	70,000	69,038
Ameren Corp. 1.750%, 03/15/28	100,000	98,004
3.500%, 01/15/31	268,000	291,420
Ameren Illinois Co. 4.500%, 03/15/49	225,000	286,069
Appalachian Power Co. 2.700%, 04/01/31	174,000	178,479
4.500%, 03/01/49	35,000	42,663
Arizona Public Service Co. 4.700%, 01/15/44	50,000	61,328
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	155,635
Baltimore Gas & Electric Co. 3.200%, 09/15/49	210,000	218,524
Berkshire Hathaway Energy Co. 2.850%, 05/15/51	105,000	100,356
CenterPoint Energy, Inc.
2.650%, 06/01/31 (b)	420,000	428,876
2.950%, 03/01/30	160,000	167,402
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	60,000	69,959
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (c)	235,000	264,354
Commonwealth Edison Co. 3.700%, 03/01/45	128,000	144,248
Consolidated Edison Co. of New York, Inc. 4.650%, 12/01/48	150,000	185,589
Dominion Energy, Inc. 4.050%, 09/15/42	120,000	135,247
Duke Energy Carolinas LLC 2.550%, 04/15/31	190,000	196,792
4.000%, 09/30/42	255,000	291,485

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Indiana LLC 2.750%, 04/01/50	120,000	$114,772
3.750%, 05/15/46	585,000	648,796
Duke Energy Ohio, Inc. 4.300%, 02/01/49	21,000	25,751
Duke Energy Progress LLC
2.900%, 08/15/51	170,000	166,571
3.700%, 10/15/46	120,000	133,890
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	754,000	808,764
Edison International 3.550%, 11/15/24	276,000	292,637
5.750%, 06/15/27	55,000	63,328
EDP Finance B.V. 1.710%, 01/24/28 (144A)	515,000	506,124
Emera U.S. Finance L.P.
2.639%, 06/15/31 (144A)	245,000	245,494
4.750%, 06/15/46	322,000	379,953
Enel Finance International NV
1.375%, 07/12/26 (144A)	254,000	252,556
2.250%, 07/12/31 (144A)	200,000	197,346
3.625%, 05/25/27 (144A)	220,000	243,537
Entergy Arkansas LLC
4.000%, 06/01/28	160,000	179,976
4.950%, 12/15/44	59,000	64,502
Entergy Corp. 2.400%, 06/15/31	220,000	218,063
Entergy Louisiana LLC
2.350%, 06/15/32	220,000	220,472
2.900%, 03/15/51	60,000	58,563
4.950%, 01/15/45	260,000	283,447
Entergy Mississippi LLC
3.500%, 06/01/51	40,000	43,674
3.850%, 06/01/49	120,000	136,361
Entergy Texas, Inc.
1.500%, 09/01/26	150,000	147,754
3.550%, 09/30/49	265,000	281,827
4.000%, 03/30/29	303,000	339,105
Evergy Kansas Central, Inc. 3.250%, 09/01/49	205,000	212,907
Evergy Metro, Inc. 2.250%, 06/01/30 (b)	160,000	161,295
Evergy, Inc. 2.900%, 09/15/29	150,000	157,421
Exelon Generation Co. LLC
5.600%, 06/15/42	135,000	162,789
5.750%, 10/01/41	120,000	146,300
Fortis, Inc. 3.055%, 10/04/26	272,000	291,838
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	955,000	1,002,229
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	202,000	206,929
6.150%, 06/01/37	100,000	133,128
Louisville Gas & Electric Co. 4.650%, 11/15/43	197,000	241,654

Electric—(Continued)
Metropolitan Edison Co. 4.000%, 04/15/25 (144A)	20,000	21,083
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	40,000	44,810
Monongahela Power Co. 3.550%, 05/15/27 (144A)	325,000	355,785
Narragansett Electric Co. (The) 3.395%, 04/09/30 (144A)	200,000	216,400
NextEra Energy Capital Holdings, Inc.
2.241%, 3M LIBOR + 2.125%, 06/15/67 (c)	223,000	211,847
3.500%, 04/01/29	134,000	146,399
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	90,000	91,499
2.450%, 12/02/27 (144A)	100,000	101,477
3.750%, 06/15/24 (144A)	387,000	412,800
4.450%, 06/15/29 (144A)	100,000	110,639
OGE Energy Corp. 0.703%, 05/26/23	60,000	60,005
Ohio Power Co. 2.900%, 10/01/51	215,000	207,747
Oklahoma Gas and Electric Co. 0.553%, 05/26/23	70,000	70,001
Pacific Gas and Electric Co.
1.367%, 03/10/23	110,000	109,616
1.500%, 3M LIBOR + 1.375%, 11/15/21 (c)	355,000	355,143
1.750%, 06/16/22	655,000	653,940
2.950%, 03/01/26	55,000	56,464
3.450%, 07/01/25	310,000	323,776
3.750%, 08/15/42	37,000	33,435
4.000%, 12/01/46	305,000	294,099
4.300%, 03/15/45	60,000	59,195
4.550%, 07/01/30	30,000	32,440
4.600%, 06/15/43	82,000	81,802
4.650%, 08/01/28	165,000	180,390
PacifiCorp.
2.700%, 09/15/30	95,000	98,880
2.900%, 06/15/52	166,000	161,542
3.300%, 03/15/51	97,000	100,736
4.125%, 01/15/49	285,000	335,474
PECO Energy Co. 4.800%, 10/15/43	105,000	132,868
Pennsylvania Electric Co. 3.600%, 06/01/29 (144A)	500,000	537,147
PPL Capital Funding, Inc. 2.797%, 3M LIBOR + 2.665%, 03/30/67 (c)	395,000	381,124
Public Service Co. of Colorado 4.300%, 03/15/44	185,000	223,227
Public Service Co. of Oklahoma
2.200%, 08/15/31	185,000	182,472
6.625%, 11/15/37	100,000	141,854
Public Service Electric and Gas Co. 2.700%, 05/01/50	190,000	182,956
Puget Energy Inc. 2.379%, 06/15/28 (144A)	140,000	140,031

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
San Diego Gas & Electric Co.
2.950%, 08/15/51	150,000	$148,650
4.300%, 04/01/42	160,000	186,114
Southern California Edison Co.
3.600%, 02/01/45	111,000	112,150
3.650%, 03/01/28	324,000	350,812
3.700%, 08/01/25	410,000	445,785
3.900%, 03/15/43	23,000	24,487
4.050%, 03/15/42	150,000	160,957
4.125%, 03/01/48	195,000	212,483
4.500%, 09/01/40	130,000	147,089
Southern Power Co. 5.150%, 09/15/41	125,000	152,786
Southwestern Electric Power Co. 3.900%, 04/01/45	272,000	297,508
Tucson Electric Power Co.
4.000%, 06/15/50	171,000	199,061
4.850%, 12/01/48	150,000	192,877
Union Electric Co. 2.150%, 03/15/32	235,000	232,878
2.950%, 06/15/27	161,000	172,023
Virginia Electric and Power Co. 2.450%, 12/15/50	105,000	94,063
Vistra Operations Co. LLC
3.550%, 07/15/24 (144A)	170,000	178,810
3.700%, 01/30/27 (144A)	195,000	205,645
4.300%, 07/15/29 (144A)	405,000	431,631

		25,073,195

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	123,000	132,862

Food—0.1%
Campbell Soup Co. 3.125%, 04/24/50	28,000	27,096
Conagra Brands, Inc. 5.400%, 11/01/48	65,000	86,305
Grupo Bimbo S.A.B. de C.V. 4.000%, 09/06/49 (144A)	210,000	227,416
Kraft Heinz Foods Co.
3.750%, 04/01/30	350,000	381,361
4.250%, 03/01/31	320,000	361,767
4.625%, 10/01/39	170,000	198,132
Kroger Co. (The)
3.950%, 01/15/50 (b)	120,000	136,186
4.450%, 02/01/47	70,000	83,686
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	200,000	201,309
5.200%, 04/01/29 (144A)	150,000	172,236
Sysco Corp. 3.300%, 02/15/50	297,000	303,916

		2,179,410

Gas—0.1%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	108,772
4.250%, 07/15/27 (144A)	70,000	79,486
Atmos Energy Corp. 4.125%, 03/15/49	145,000	168,501
Boston Gas Co. 3.001%, 08/01/29 (144A)	120,000	125,081
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	185,686
NiSource, Inc.
1.700%, 02/15/31	100,000	94,199
2.950%, 09/01/29	180,000	188,104
ONE Gas, Inc. 4.500%, 11/01/48	142,000	172,514
Southern California Gas Co. 4.450%, 03/15/44	50,000	58,770
Southern Co. Gas Capital Corp.
1.750%, 01/15/31	186,000	177,067
3.150%, 09/30/51	80,000	80,130

		1,438,310

Healthcare-Products—0.0%
Boston Scientific Corp. 4.000%, 03/01/29	255,000	288,950
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31	230,000	225,021
Zimmer Biomet Holdings, Inc. 4.450%, 08/15/45	55,000	65,140

		579,111

Healthcare-Services—0.4%
Aetna, Inc.
3.875%, 08/15/47	236,000	261,731
4.125%, 11/15/42	195,000	222,375
Anthem, Inc.
2.875%, 09/15/29	160,000	168,427
4.101%, 03/01/28	140,000	158,482
Children’s Hospital 2.928%, 07/15/50	100,000	98,637
CommonSpirit Health
1.547%, 10/01/25	65,000	65,273
2.782%, 10/01/30	70,000	72,083
3.910%, 10/01/50	65,000	71,009
Cottage Health Obligated Group 3.304%, 11/01/49	230,000	244,544
Hartford HealthCare Corp. 3.447%, 07/01/54	240,000	249,695
HCA, Inc.
3.500%, 07/15/51	215,000	213,126
4.500%, 02/15/27	908,000	1,022,141
5.125%, 06/15/39	110,000	136,504
5.250%, 04/15/25	350,000	396,744
5.250%, 06/15/26	260,000	298,355
5.375%, 09/01/26	343,000	392,443
5.500%, 06/15/47	30,000	38,903

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
5.625%, 09/01/28	664,000	$789,961
5.875%, 02/15/26	91,000	104,309
5.875%, 02/01/29	109,000	130,984
Humana, Inc. 1.350%, 02/03/27	435,000	429,169
Memorial Health Services 3.447%, 11/01/49	210,000	233,118
MidMichigan Health 3.409%, 06/01/50	40,000	43,061
New York and Presbyterian Hospital (The) 2.256%, 08/01/40	230,000	214,959
NYU Langone Hospitals 3.380%, 07/01/55	90,000	93,856
Piedmont Healthcare, Inc. 2.864%, 01/01/52	95,000	92,305
Quest Diagnostics, Inc. 2.800%, 06/30/31	80,000	83,540
UnitedHealth Group, Inc.
2.300%, 05/15/31	150,000	153,044
2.750%, 05/15/40	663,000	663,203
3.050%, 05/15/41	100,000	103,351
3.250%, 05/15/51	140,000	148,044
3.500%, 08/15/39	238,000	262,767
Universal Health Services, Inc.
2.650%, 10/15/30 (144A)	575,000	577,610
2.650%, 01/15/32 (144A)	215,000	212,901
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	110,000	101,911

		8,548,565

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd.
3.250%, 04/11/24 (144A)	475,000	503,231
3.625%, 04/11/29 (144A)	205,000	224,270
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	266,182	301,909
Hutchison Whampoa International 14, Ltd. 3.625%, 10/31/24 (144A)	200,000	215,907

		1,245,317

Home Builders—0.1%
Lennar Corp.
4.500%, 04/30/24	45,000	48,655
4.750%, 11/29/27 (b)	345,000	399,752
MDC Holdings, Inc.
2.500%, 01/15/31	220,000	214,405
3.850%, 01/15/30	526,000	564,398

		1,227,210

Insurance—0.2%
AIA Group, Ltd. 3.900%, 04/06/28 (144A) (b)	210,000	233,520
American Financial Group, Inc. 3.500%, 08/15/26	70,000	76,392
American International Group, Inc.
3.875%, 01/15/35	223,000	251,963
4.800%, 07/10/45	170,000	215,666
Athene Global Funding
0.950%, 01/08/24 (144A)	75,000	75,362
1.450%, 01/08/26 (144A)	65,000	65,154
2.950%, 11/12/26 (144A)	370,000	394,503
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	260,000	256,222
4.400%, 05/15/42	200,000	248,680
F&G Global Funding 1.750%, 06/30/26 (144A)	80,000	80,490
Guardian Life Insurance Co. of America (The)
3.700%, 01/22/70 (144A)	85,000	89,927
4.875%, 06/19/64 (144A)	150,000	194,667
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	70,000	70,277
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	29,569
6.100%, 10/01/41	25,000	35,230
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	155,937
Massachusetts Mutual Life Insurance Co. 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) † (c)	195,000	240,924
Nationwide Mutual Insurance Co. 4.350%, 04/30/50 (144A)	105,000	118,446
New York Life Global Funding
1.850%, 08/01/31 (144A)	230,000	223,919
3.000%, 01/10/28 (144A)	125,000	134,729
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	90,000	100,841
4.450%, 05/15/69 (144A)	140,000	175,225
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	85,000	85,297
Northwestern Mutual Life Insurance Co. (The) 3.850%, 09/30/47 (144A)	220,000	251,026
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (c)	97,000	110,202
Prudential Financial, Inc. 3.905%, 12/07/47	65,000	75,353
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	308,809
Swiss Re Finance Luxembourg S.A. 5.000%, 5Y H15 + 3.582%, 04/02/49 (144A) (c)	400,000	458,576
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	120,831

		4,877,737

Internet—0.1%
Alphabet, Inc. 1.900%, 08/15/40	250,000	224,463

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Amazon.com, Inc.
2.700%, 06/03/60	260,000	$244,137
3.100%, 05/12/51	120,000	125,454
3.875%, 08/22/37	280,000	330,613
VeriSign, Inc. 2.700%, 06/15/31	250,000	254,085

		1,178,752

Iron/Steel—0.0%
Steel Dynamics, Inc. 3.450%, 04/15/30	154,000	165,611
Vale Overseas, Ltd. 3.750%, 07/08/30 (b)	599,000	620,534

		786,145

Lodging—0.0%
Marriott International, Inc.
4.000%, 04/15/28	172,000	188,941
4.650%, 12/01/28	181,000	205,982

		394,923

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30	235,000	241,253
Rockwell Automation, Inc. 2.800%, 08/15/61	85,000	80,818

		322,071

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.250%, 01/15/29	95,000	94,925
2.300%, 02/01/32	285,000	271,427
2.800%, 04/01/31	300,000	300,678
3.500%, 06/01/41	190,000	186,570
3.500%, 03/01/42	195,000	190,792
3.700%, 04/01/51	60,000	58,417
3.900%, 06/01/52	105,000	104,588
4.800%, 03/01/50	240,000	269,329
6.384%, 10/23/35	330,000	433,916
Comcast Corp.
1.950%, 01/15/31	90,000	88,321
2.450%, 08/15/52 (b)	635,000	560,356
2.887%, 11/01/51 (144A)	64,000	61,387
2.987%, 11/01/63 (144A)	80,000	74,967
3.200%, 07/15/36	552,000	587,916
3.250%, 11/01/39	570,000	601,805
3.400%, 07/15/46	145,000	153,776
3.450%, 02/01/50	190,000	201,496
3.750%, 04/01/40	25,000	28,088
COX Communications, Inc.
2.950%, 10/01/50 (144A)	110,000	103,431
3.350%, 09/15/26 (144A)	350,000	375,793

Media—(Continued)
Discovery Communications LLC
4.950%, 05/15/42	250,000	293,150
5.200%, 09/20/47 (b)	305,000	380,005
Time Warner Cable LLC
4.500%, 09/15/42	667,000	729,926
6.550%, 05/01/37	50,000	67,464
6.750%, 06/15/39	265,000	362,702
ViacomCBS, Inc. 4.375%, 03/15/43	213,000	243,663
4.600%, 01/15/45	100,000	119,796
5.850%, 09/01/43	50,000	68,139
6.250%, 3M LIBOR + 3.899%, 02/28/57 (c)	135,000	154,575
Walt Disney Co. (The) 3.500%, 05/13/40	255,000	281,523

		7,448,921

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	71,070

Mining—0.1%
Anglo American Capital plc 2.875%, 03/17/31 (144A)	200,000	200,680
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	130,000	167,012
Glencore Funding LLC
1.625%, 09/01/25 (144A)	159,000	159,523
2.500%, 09/01/30 (144A)	384,000	375,928
2.625%, 09/23/31 (144A)	201,000	196,839
4.000%, 03/27/27 (144A)	205,000	225,446
4.125%, 05/30/23 (144A)	61,000	64,465
Teck Resources, Ltd.
5.200%, 03/01/42	100,000	119,448
5.400%, 02/01/43	219,000	268,097

		1,777,438

Miscellaneous Manufacturing—0.0%
Eaton Corp. 5.800%, 03/15/37	100,000	126,900
General Electric Co. 3.450%, 05/01/27	85,000	93,224
Siemens Financieringsmaatschappij NV 4.400%, 05/27/45 (144A)	250,000	316,182

		536,306

Oil & Gas—0.6%
BP Capital Markets America, Inc.
2.772%, 11/10/50	160,000	147,624
2.939%, 06/04/51	270,000	255,284
3.000%, 02/24/50	115,000	110,630
3.017%, 01/16/27	596,000	640,635
BP Capital Markets plc
4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	56,000	59,676
4.875%, 5Y H15 + 4.398%, 03/22/30 (b) (c)	296,000	325,381

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Chevron Corp. 2.978%, 05/11/40	110,000	$113,711
Chevron USA, Inc.
3.250%, 10/15/29	203,000	222,214
3.850%, 01/15/28	1,070,000	1,208,147
6.000%, 03/01/41	160,000	232,054
Cimarex Energy Co. 3.900%, 05/15/27	130,000	142,236
ConocoPhillips
2.400%, 02/15/31 (144A) (b)	65,000	66,100
3.750%, 10/01/27 (144A)	260,000	290,378
4.300%, 08/15/28 (144A)	255,000	293,634
Devon Energy Corp. 4.500%, 01/15/30 (144A)	165,000	179,831
Diamondback Energy, Inc.
3.250%, 12/01/26	80,000	85,668
3.500%, 12/01/29 (b)	37,000	39,569
4.750%, 05/31/25	386,000	431,173
Eni S.p.A.
4.250%, 05/09/29 (144A)	235,000	268,606
4.750%, 09/12/28 (144A)	305,000	356,542
Eni USA, Inc. 7.300%, 11/15/27	100,000	129,771
Equinor ASA 2.375%, 05/22/30	90,000	92,581
Exxon Mobil Corp.
2.610%, 10/15/30	405,000	423,964
2.995%, 08/16/39	355,000	367,039
3.095%, 08/16/49	370,000	374,321
Hess Corp. 5.600%, 02/15/41 (b)	130,000	162,429
HollyFrontier Corp. 2.625%, 10/01/23	120,000	123,893
5.875%, 04/01/26	56,000	64,282
Lundin Energy Finance B.V.
2.000%, 07/15/26 (144A)	210,000	211,267
3.100%, 07/15/31 (144A)	640,000	648,925
Marathon Petroleum Corp.
4.500%, 05/01/23	210,000	221,936
4.700%, 05/01/25	23,000	25,674
4.750%, 09/15/44	79,000	92,398
Petroleos Mexicanos 6.500%, 03/13/27	200,000	211,222
Phillips 66 2.150%, 12/15/30	300,000	292,681
Pioneer Natural Resources Co. 1.900%, 08/15/30	370,000	354,014
Santos Finance, Ltd. 3.649%, 04/29/31 (144A)	234,000	238,297
Shell International Finance B.V.
3.250%, 04/06/50 (b)	260,000	276,578
3.750%, 09/12/46	201,000	228,745
Suncor Energy, Inc. 5.350%, 07/15/33	150,000	183,756
TotalEnergies Capital International S.A.
2.986%, 06/29/41	430,000	437,257

Oil & Gas—(Continued)
TotalEnergies Capital International S.A.
3.127%, 05/29/50	278,000	279,525
3.461%, 07/12/49	137,000	146,668
Valero Energy Corp.
1.200%, 03/15/24	130,000	131,453
2.150%, 09/15/27	310,000	312,173

		11,499,942

Oil & Gas Services—0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.138%, 11/07/29	170,000	182,574
3.337%, 12/15/27	252,000	275,027
Baker Hughes Holdings LLC 5.125%, 09/15/40	25,000	31,895
Halliburton Co. 3.800%, 11/15/25 (b)	6,000	6,571
Schlumberger Holdings Corp. 3.900%, 05/17/28 (144A)	109,000	120,155

		616,222

Packaging & Containers—0.0%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	115,000	114,946
Packaging Corp. of America 4.050%, 12/15/49	135,000	156,966

		271,912

Pharmaceuticals—0.6%
AbbVie, Inc. 3.200%, 11/21/29	687,000	740,250
4.050%, 11/21/39	400,000	459,683
4.250%, 11/21/49	140,000	165,823
4.400%, 11/06/42	315,000	376,293
4.450%, 05/14/46	430,000	518,168
4.550%, 03/15/35	60,000	71,905
4.625%, 10/01/42	220,000	266,153
4.750%, 03/15/45	60,000	74,926
AstraZeneca plc 1.375%, 08/06/30 (b)	210,000	199,840
2.125%, 08/06/50	280,000	241,482
4.000%, 09/18/42	253,000	300,379
6.450%, 09/15/37	50,000	74,085
Bayer U.S. Finance LLC 4.375%, 12/15/28 (144A)	245,000	277,382
Becton Dickinson and Co. 1.957%, 02/11/31	160,000	155,601
Bristol-Myers Squibb Co. 2.350%, 11/13/40	240,000	228,365
2.550%, 11/13/50	440,000	413,139
3.400%, 07/26/29	535,000	592,957
4.125%, 06/15/39	105,000	126,105
5.000%, 08/15/45	152,000	204,349
Cigna Corp. 2.400%, 03/15/30	185,000	188,069
4.375%, 10/15/28	1,157,000	1,337,046

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp. 1.750%, 08/21/30	220,000	$210,873
2.700%, 08/21/40	640,000	610,714
4.300%, 03/25/28	140,000	159,692
5.050%, 03/25/48	175,000	225,260
5.300%, 12/05/43	200,000	262,514
CVS Pass-Through Trust 5.880%, 01/10/28	301,693	349,304
8.353%, 07/10/31 (144A)	131,384	170,918
Eli Lilly and Co. 2.250%, 05/15/50	450,000	406,799
Johnson & Johnson 2.250%, 09/01/50	80,000	73,968
3.400%, 01/15/38	223,000	250,448
Merck & Co., Inc. 2.350%, 06/24/40	65,000	61,871
Novartis Capital Corp. 2.750%, 08/14/50	115,000	115,731
Pfizer, Inc. 2.700%, 05/28/50	230,000	226,242
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	398,000	429,309
Takeda Pharmaceutical Co., Ltd. 3.025%, 07/09/40	945,000	959,460
3.175%, 07/09/50	200,000	202,675
5.000%, 11/26/28	200,000	238,942
Zoetis, Inc. 2.000%, 05/15/30	140,000	138,703
3.900%, 08/20/28	210,000	235,980

		12,341,403

Pipelines—0.5%
Boardwalk Pipelines L.P. 4.450%, 07/15/27	34,000	38,321
4.800%, 05/03/29	65,000	74,419
Cameron LNG LLC 3.701%, 01/15/39 (144A)	163,000	180,355
Cheniere Corpus Christi Holdings LLC 2.742%, 12/31/39 (144A)	110,000	108,961
3.700%, 11/15/29	80,000	86,816
5.125%, 06/30/27	700,000	809,275
Enable Midstream Partners L.P. 4.150%, 09/15/29	340,000	368,531
4.400%, 03/15/27	70,000	77,549
4.950%, 05/15/28	80,000	89,866
Enbridge, Inc. 2.500%, 08/01/33	140,000	140,542
3.125%, 11/15/29	230,000	245,312
Energy Transfer L.P.
4.200%, 04/15/27	17,000	18,799
4.750%, 01/15/26	150,000	167,646
4.950%, 01/15/43	150,000	163,838
5.150%, 02/01/43	566,000	632,878
5.250%, 04/15/29	5,000	5,861

Pipelines—(Continued)
Energy Transfer L.P.
5.500%, 06/01/27	36,000	42,240
5.800%, 06/15/38	35,000	42,814
5.950%, 10/01/43	90,000	109,752
6.050%, 06/01/41	55,000	68,234
6.250%, 04/15/49 (b)	70,000	91,981
Enterprise Products Operating LLC 4.250%, 02/15/48	285,000	322,809
4.950%, 10/15/54	33,000	41,525
Flex Intermediate Holdco LLC 3.363%, 06/30/31 (144A)	385,000	390,541
4.317%, 12/30/39 (144A)	60,000	62,013
Gray Oak Pipeline LLC 2.000%, 09/15/23 (144A)	110,000	112,105
3.450%, 10/15/27 (144A)	220,000	231,897
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	170,000	200,247
Kinder Morgan, Inc. 5.050%, 02/15/46	80,000	96,735
5.300%, 12/01/34	305,000	376,422
MPLX L.P. 4.500%, 04/15/38	431,000	481,141
Northern Natural Gas Co. 3.400%, 10/16/51 (144A)	100,000	101,857
ONEOK Partners L.P. 5.000%, 09/15/23	70,000	74,900
6.650%, 10/01/36	140,000	187,841
Phillips 66 Partners L.P. 3.150%, 12/15/29	40,000	41,806
4.900%, 10/01/46	80,000	94,966
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29	245,000	257,757
3.850%, 10/15/23	113,000	118,806
4.500%, 12/15/26	160,000	178,752
4.650%, 10/15/25	225,000	249,341
4.700%, 06/15/44	120,000	128,784
5.150%, 06/01/42	95,000	106,656
Sabine Pass Liquefaction LLC 4.200%, 03/15/28	790,000	882,033
4.500%, 05/15/30	200,000	230,522
5.000%, 03/15/27	165,000	189,686
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	102,000	124,276
8.000%, 03/01/32	70,000	99,042
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	45,000	48,675
TransCanada PipeLines, Ltd. 4.625%, 03/01/34	355,000	418,166
Transcanada Trust 5.500%, SOFR + 4.416%, 09/15/79 (c)	298,000	328,545
Williams Cos., Inc. (The) 4.900%, 01/15/45	127,000	151,995
5.400%, 03/04/44	235,000	295,782

		10,189,613

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	268,314

Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc. 3.800%, 04/15/26	23,000	25,356
4.000%, 02/01/50	111,000	128,490
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	150,000	163,763
American Tower Corp. 1.500%, 01/31/28	150,000	145,298
1.875%, 10/15/30 (b)	130,000	124,847
2.950%, 01/15/51	39,000	36,781
3.100%, 06/15/50	61,000	59,711
3.125%, 01/15/27	501,000	533,925
3.700%, 10/15/49	210,000	227,090
3.950%, 03/15/29	636,000	707,056
American Tower Trust 3.652%, 03/15/48 (144A)	160,000	170,508
Boston Properties L.P. 4.500%, 12/01/28	100,000	115,156
Brixmor Operating Partnership L.P. 2.250%, 04/01/28	80,000	80,682
2.500%, 08/16/31	45,000	44,337
3.850%, 02/01/25	60,000	64,860
Corporate Office Properties L.P.
2.000%, 01/15/29	60,000	58,782
2.750%, 04/15/31	187,000	188,897
Crown Castle International Corp.
2.900%, 04/01/41	270,000	260,257
3.800%, 02/15/28	745,000	819,260
4.450%, 02/15/26	100,000	111,986
Equinix, Inc.
2.900%, 11/18/26	135,000	143,166
ERP Operating L.P.
4.150%, 12/01/28	120,000	136,815
Essex Portfolio L.P.
2.650%, 03/15/32	120,000	121,264
2.650%, 09/01/50	160,000	142,634
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	680,000	735,519
Healthcare Trust of America Holdings L.P.
2.000%, 03/15/31	290,000	278,037
3.100%, 02/15/30	200,000	210,307
Healthpeak Properties, Inc.
2.875%, 01/15/31	200,000	208,570
3.000%, 01/15/30	205,000	216,241
3.500%, 07/15/29	118,000	129,122
Kimco Realty Corp.
2.250%, 12/01/31	150,000	146,535
Life Storage L.P.
2.400%, 10/15/31	55,000	54,467
4.000%, 06/15/29	137,000	153,467
National Retail Properties, Inc.
3.000%, 04/15/52	100,000	94,645
4.000%, 11/15/25	100,000	110,594

Real Estate Investment Trusts—(Continued)
Office Properties Income Trust
2.650%, 06/15/26	282,000	284,471
3.450%, 10/15/31	95,000	92,932
4.000%, 07/15/22	140,000	143,235
Prologis L.P.
2.125%, 10/15/50	150,000	128,077
Realty Income Corp.
3.875%, 04/15/25	60,000	65,725
Regency Centers L.P.
2.950%, 09/15/29	730,000	765,844
3.700%, 06/15/30	160,000	176,606
Sabra Health Care L.P.
3.200%, 12/01/31	90,000	88,166
SITE Centers Corp.
4.700%, 06/01/27	60,000	67,578
UDR, Inc.
3.000%, 08/15/31	120,000	125,575
3.500%, 07/01/27	100,000	109,376
Ventas Realty L.P.
4.875%, 04/15/49	88,000	109,982
5.700%, 09/30/43	220,000	292,341
VEREIT Operating Partnership L.P.
3.400%, 01/15/28	295,000	318,939
WEA Finance LLC
2.875%, 01/15/27 (144A)	575,000	595,716
Welltower, Inc.
2.700%, 02/15/27	57,000	60,207
3.100%, 01/15/30	320,000	338,352
WP Carey, Inc.
2.250%, 04/01/33	135,000	128,967

		10,840,514

Retail—0.2%
7-Eleven, Inc.
1.300%, 02/10/28 (144A)	56,000	53,834
2.500%, 02/10/41 (144A)	146,000	134,127
2.800%, 02/10/51 (144A)	170,000	157,121
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A) (b)	80,000	83,225
3.439%, 05/13/41 (144A) (b)	20,000	20,565
3.625%, 05/13/51 (144A)	25,000	25,818
3.800%, 01/25/50 (144A)	135,000	144,554
AutoZone, Inc. 1.650%, 01/15/31	100,000	94,987
Home Depot, Inc. (The)
2.375%, 03/15/51	235,000	212,158
2.750%, 09/15/51	385,000	374,904
3.300%, 04/15/40	80,000	86,679
Kohl’s Corp. 3.375%, 05/01/31 (b)	162,000	166,711
Lowe’s Cos., Inc.
2.800%, 09/15/41	220,000	214,008
3.000%, 10/15/50	105,000	102,388
3.700%, 04/15/46	173,000	188,973
McDonald’s Corp.
3.625%, 05/01/43	257,000	283,707
3.700%, 02/15/42	120,000	131,851

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
McDonald’s Corp.
6.300%, 10/15/37	90,000	$128,810
Nordstrom, Inc. 4.250%, 08/01/31 (b)	121,000	122,544
O’Reilly Automotive, Inc. 3.550%, 03/15/26	60,000	65,741
Starbucks Corp.
2.550%, 11/15/30	130,000	133,536
3.750%, 12/01/47	76,000	82,711

		3,008,952

Savings & Loans—0.1%
Nationwide Building Society
4.302%, 3M LIBOR + 1.452%, 03/08/29 (144A) (c)	265,000	298,234
4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (c)	780,000	830,130

		1,128,364

Semiconductors—0.3%
Analog Devices, Inc.
2.800%, 10/01/41	372,000	372,046
2.950%, 10/01/51	385,000	384,867
4.500%, 12/05/36	113,000	132,358
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	572,000	628,582
Broadcom, Inc.
1.950%, 02/15/28 (144A)	265,000	261,660
2.450%, 02/15/31 (144A)	612,000	592,677
3.137%, 11/15/35	270,000	267,851
3.187%, 11/15/36 (144A)	120,000	119,651
4.150%, 11/15/30	133,000	147,360
Intel Corp. 3.050%, 08/12/51 (b)	405,000	402,331
KLA Corp.
3.300%, 03/01/50	40,000	42,085
4.100%, 03/15/29	325,000	369,873
Microchip Technology, Inc.
0.972%, 02/15/24 (144A)	435,000	435,274
0.983%, 09/01/24 (144A)	155,000	154,812
2.670%, 09/01/23	200,000	207,359
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 (144A)	145,000	146,350
3.250%, 05/11/41 (144A)	285,000	294,355
3.400%, 05/01/30 (144A)	110,000	119,400
Qorvo, Inc. 4.375%, 10/15/29	145,000	158,050
TSMC Global, Ltd.
1.250%, 04/23/26 (144A)	500,000	495,115
2.250%, 04/23/31 (144A)	220,000	219,086
Xilinx, Inc. 2.375%, 06/01/30	180,000	183,647

		6,134,789

Software—0.3%
Activision Blizzard, Inc.
1.350%, 09/15/30	220,000	203,895

Software—(Continued)
Activision Blizzard, Inc.
2.500%, 09/15/50	518,000	448,516
Citrix Systems, Inc. 1.250%, 03/01/26	40,000	39,347
Electronic Arts, Inc. 1.850%, 02/15/31	150,000	145,061
Fiserv, Inc.
3.500%, 07/01/29	277,000	301,638
4.400%, 07/01/49	60,000	71,841
Microsoft Corp.
2.675%, 06/01/60	190,000	184,197
3.500%, 02/12/35	735,000	846,330
Oracle Corp.
2.300%, 03/25/28	70,000	71,573
2.800%, 04/01/27	335,000	354,892
2.875%, 03/25/31	515,000	529,934
3.600%, 04/01/40	420,000	435,545
3.600%, 04/01/50	245,000	245,293
3.800%, 11/15/37	366,000	394,961
3.850%, 07/15/36	408,000	443,265
3.900%, 05/15/35	222,000	244,390
Roper Technologies, Inc.
1.400%, 09/15/27	360,000	355,513
2.000%, 06/30/30	180,000	176,236
Salesforce.com, Inc. 2.900%, 07/15/51	240,000	239,398
VMware, Inc.
1.400%, 08/15/26	172,000	171,226
2.200%, 08/15/31	195,000	190,665
3.900%, 08/21/27	211,000	235,130
4.650%, 05/15/27	86,000	98,751
4.700%, 05/15/30	142,000	167,396

		6,594,993

Telecommunications—0.6%
AT&T, Inc.
1.650%, 02/01/28	50,000	49,600
2.250%, 02/01/32	835,000	813,009
2.300%, 06/01/27	210,000	217,345
2.550%, 12/01/33	85,000	83,625
2.750%, 06/01/31 (b)	75,000	77,010
3.100%, 02/01/43	285,000	273,243
3.500%, 06/01/41	115,000	118,074
3.500%, 09/15/53	344,000	340,464
3.550%, 09/15/55	345,000	340,220
3.650%, 09/15/59	295,000	294,092
4.300%, 12/15/42	492,000	549,114
Corning, Inc.
3.900%, 11/15/49	252,000	281,198
Crown Castle Towers LLC
3.663%, 05/15/45 (144A)	225,000	236,590
NTT Finance Corp.
1.162%, 04/03/26 (144A)	380,000	377,823
Rogers Communications, Inc.
3.700%, 11/15/49	60,000	62,329
T-Mobile USA, Inc.
2.050%, 02/15/28	850,000	856,800

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
T-Mobile USA, Inc.
2.250%, 11/15/31	47,000	$46,088
3.000%, 02/15/41	165,000	159,643
3.750%, 04/15/27	815,000	897,878
3.875%, 04/15/30	158,000	174,458
4.375%, 04/15/40	265,000	305,324
Telefonica Emisiones S.A.U.
4.665%, 03/06/38	720,000	837,684
4.895%, 03/06/48	150,000	180,335
Verizon Communications, Inc.
1.680%, 10/30/30	220,000	209,205
1.750%, 01/20/31	135,000	128,316
2.100%, 03/22/28	410,000	416,187
2.355%, 03/15/32 (144A)	370,000	365,909
2.550%, 03/21/31	90,000	91,106
2.650%, 11/20/40	479,000	450,054
2.875%, 11/20/50	205,000	191,090
3.400%, 03/22/41	285,000	297,637
3.550%, 03/22/51	95,000	100,187
4.125%, 03/16/27	200,000	226,978
4.272%, 01/15/36	1,383,000	1,624,628
4.329%, 09/21/28	454,000	521,885
4.862%, 08/21/46	42,000	53,487
Vodafone Group plc
4.250%, 09/17/50	170,000	195,909
6.250%, 11/30/32	160,000	212,723

		12,657,247

Toys/Games/Hobbies—0.0%
Hasbro, Inc.
3.900%, 11/19/29	149,000	164,579

Transportation—0.2%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	69,000	77,379
3.900%, 08/01/46	349,000	406,780
4.150%, 04/01/45	105,000	126,499
Canadian National Railway Co.
2.450%, 05/01/50	110,000	101,079
Canadian Pacific Railway Co.
5.750%, 03/15/33	120,000	155,631
CSX Corp.
2.500%, 05/15/51	195,000	177,045
3.800%, 11/01/46	219,000	247,695
4.750%, 11/15/48	95,000	122,644
6.150%, 05/01/37	60,000	84,129
FedEx Corp.
3.250%, 05/15/41	145,000	147,738
JB Hunt Transport Services, Inc.
3.875%, 03/01/26	80,000	88,572
Kansas City Southern
3.500%, 05/01/50	185,000	194,509
4.700%, 05/01/48	80,000	99,170
Norfolk Southern Corp.
3.050%, 05/15/50	495,000	493,400
3.950%, 10/01/42	230,000	265,428

Transportation—(Continued)
Union Pacific Corp.
3.550%, 08/15/39	345,000	383,981
3.600%, 09/15/37	286,000	318,480
4.100%, 09/15/67	70,000	82,376
4.375%, 09/10/38	50,000	59,025

		3,631,560

Total Corporate Bonds & Notes (Cost $248,881,619)		258,203,983

U.S. Treasury & Government Agencies—5.1%

Agency Sponsored Mortgage - Backed—2.4%
Fannie Mae 30 Yr. Pool
4.000%, 06/01/46	625,759	692,625
4.000%, 07/01/47	804,716	871,172
4.000%, 11/01/47	372,742	403,527
4.000%, 12/01/47	353,593	383,847
4.000%, 01/01/48	509,496	562,552
4.000%, 09/01/48	264,285	283,541
4.500%, 04/01/39	120,585	134,026
4.500%, 12/01/40	166,238	185,629
4.500%, 05/01/48	193,953	209,864
4.500%, 06/01/48	170,959	186,041
4.500%, 07/01/48	40,021	43,213
4.500%, 11/01/48	557,265	603,455
4.500%, 01/01/49	390,652	429,690
4.500%, 06/01/49	254,061	277,808
5.000%, 07/01/44	425,388	490,820
5.000%, 06/01/48	43,211	47,432
5.000%, 07/01/48	193,731	215,512
5.000%, 08/01/48	288,801	320,015
5.000%, 10/01/48	437,994	481,611
5.000%, 01/01/49	404,248	453,657
Fannie Mae Pool
1.500%, 01/01/31	500,000	491,493
2.130%, 11/01/28	1,250,000	1,297,040
2.600%, 10/01/31	350,000	378,577
3.230%, 01/01/30	471,147	513,833
3.240%, 01/01/22	492,408	492,322
3.330%, 04/01/35	488,254	550,125
3.570%, 07/01/26	985,522	1,085,125
3.660%, 03/01/27	723,378	804,441
3.740%, 02/01/29	800,000	915,157
3.990%, 02/01/28	519,667	591,585
4.000%, 06/01/49	579,675	627,180
4.500%, 11/01/48	1,033,508	1,128,777
Fannie Mae REMICS (CMO)
3.500%, 06/25/46	256,581	262,372
3.500%, 05/25/49	700,565	741,457
4.000%, 04/25/42	231,977	251,052
4.000%, 05/25/43	248,868	255,794
5.000%, 04/25/37	39,533	45,206
5.000%, 07/25/39	250,000	295,473
5.000%, 05/25/40	65,000	78,591
6.000%, 01/25/34	131,678	150,458

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Whole Loan Trust (CMO)
5.620%, 11/25/33	289,964	$328,003
Fannie Mae-ACES
0.670%, 10/25/30	228,205	223,420
0.750%, 09/25/28	477,896	467,545
1.000%, 11/25/33	1,855,716	1,831,861
1.200%, 10/25/30	80,000	78,730
2.020%, 10/25/30 (c) (d)	1,398,454	149,527
2.116%, 11/25/33 (c) (d)	9,586,156	1,280,580
2.122%, 07/25/30 (c) (d)	2,202,269	275,998
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	219,074	235,314
4.500%, 06/01/47	560,639	612,477
5.000%, 12/01/48	184,675	203,989
Freddie Mac 30 Yr. Pool
3.500%, 10/01/49	271,425	286,892
4.500%, 06/01/48	283,533	313,730
Freddie Mac Multifamily Structured Pass-Through Certificates
3.600%, 02/25/28	1,000,000	1,123,504
3.850%, 05/25/28 (c)	585,000	669,813
Freddie Mac REMICS (CMO)
2.500%, 01/15/42	37,695	37,415
3.000%, 07/25/49	447,819	467,924
3.500%, 03/15/35	600,000	666,009
4.000%, 07/15/38	250,000	264,908
5.000%, 02/15/40	117,000	142,711
5.000%, 02/15/41	426,517	490,885
5.500%, 03/15/37	211,932	246,053
Freddie Mac STACR Trust (CMO)
3.500%, 05/25/57	549,427	583,196
3.500%, 06/25/57	513,288	547,117
Ginnie Mae I 30 Yr. Pool
4.500%, 07/15/39	308,019	352,332
Ginnie Mae II 30 Yr. Pool
2.500%, 08/20/51	528,074	545,176
4.000%, 10/20/49	473,936	510,805
4.250%, 07/20/47	756,563	842,631
4.250%, 10/20/48	1,553,694	1,730,435
4.500%, 02/20/48	2,605,590	2,844,630
4.500%, 05/20/48	94,051	100,614
4.500%, 06/20/48	810,266	903,939
4.500%, 12/20/48	403,252	437,031
4.500%, 07/20/49	502,870	540,538
4.500%, 09/20/49	1,242,675	1,354,625
5.000%, 07/20/48	202,007	219,073
5.000%, 12/20/48	647,902	707,452
5.000%, 03/20/49	975,642	1,085,008
5.000%, 05/20/49	792,272	874,842
Ginnie Mae II ARM Pool 1.910%, 1Y H15 + 1.838%, 08/20/71 (c)	399,829	438,201
Government National Mortgage Association (CMO)
0.697%, 1M LIBOR + 0.610%, 03/20/70 (c)	618,788	628,724
2.500%, 05/20/43	47,385	47,626
3.500%, 04/20/49	546,259	577,271
5.500%, 02/20/37	104,769	116,376
5.500%, 04/16/37	111,761	126,254

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
5.500%, 11/16/39	200,000	243,373
6.000%, 04/17/34	61,239	68,740
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (e)	140,000	144,184
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.500%, TBA (e)	2,015,000	2,071,815

		47,271,391

U.S. Treasury—2.7%
U.S. Treasury Bonds
1.125%, 05/15/40	1,365,000	1,179,819
1.250%, 05/15/50	820,000	670,830
1.375%, 08/15/50	135,000	113,917
1.625%, 11/15/50 (b)	1,530,000	1,374,550
1.875%, 02/15/41	885,000	865,641
1.875%, 02/15/51	2,530,000	2,412,592
2.000%, 02/15/50	307,000	301,604
2.250%, 05/15/41	1,215,000	1,263,410
2.250%, 08/15/46	236,000	243,735
2.250%, 08/15/49	115,000	119,205
2.375%, 11/15/49	570,000	606,671
2.375%, 05/15/51	175,000	186,758
2.500%, 02/15/45	2,810,000	3,034,580
2.750%, 08/15/42	1,600,000	1,800,562
2.750%, 11/15/42 (b)	2,080,000	2,338,944
2.875%, 05/15/43	1,000,000	1,147,617
2.875%, 08/15/45	5,000	5,765
3.000%, 11/15/44	79,000	92,754
3.000%, 02/15/47	65,000	77,020
3.750%, 11/15/43	852,000	1,114,656
3.875%, 08/15/40	65,000	85,231
4.375%, 02/15/38	165,000	225,850
4.375%, 11/15/39	320,000	443,450
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/22 (b)	7,475,000	7,474,165
Zero Coupon, 11/15/22 (b)	2,525,000	2,521,241
Zero Coupon, 02/15/32	2,375,000	1,985,287
U.S. Treasury Notes
0.375%, 01/31/26	120,000	117,422
0.375%, 09/30/27 (b)	300,000	286,266
0.500%, 02/28/26 (b)	1,780,000	1,749,963
0.625%, 08/15/30	250,000	232,568
0.875%, 06/30/26	1,400,000	1,395,078
0.875%, 11/15/30 (b)	3,500,000	3,321,445
1.250%, 03/31/28 (b)	1,695,000	1,695,066
1.250%, 06/30/28	1,630,000	1,626,562
1.250%, 08/15/31 (b)	275,000	268,340
1.625%, 05/15/31	480,000	485,625
1.750%, 02/28/22	1,175,000	1,183,262
1.750%, 05/15/23	7,802,000	7,996,136
2.125%, 05/31/26	2,250,000	2,372,695
2.250%, 11/15/25	210,000	222,116
2.500%, 02/28/26	30,000	32,108

		54,670,506

Total U.S. Treasury & Government Agencies (Cost $98,281,601)		101,941,897

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—3.3%

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—3.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) (Cost $68,676,053)	601,916	$66,246,875

Convertible Preferred Stocks—1.8%

Banks—0.2%
Bank of America Corp. 7.250%	2,791	4,025,794

Capital Markets—0.3%
KKR & Co., Inc. 6.000%, 09/15/23	65,956	5,211,184

Diversified Financial Services—0.2%
AMG Capital Trust II 5.150%, 10/15/37	75,767	4,508,136

Healthcare-Products—0.7%
Danaher Corp. 5.000%, 04/15/23 (b)	8,716	14,140,577

Machinery—0.4%
Stanley Black & Decker, Inc. 5.250%, 11/15/22 (b)	81,463	8,573,166

Total Convertible Preferred Stocks (Cost $35,485,482)		36,458,857

Asset-Backed Securities—1.0%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	535,808
Carmax Auto Owner Trust 3.360%, 09/15/23	68,550	69,293
Credit Acceptance Auto Loan Trust 2.390%, 04/16/29 (144A)	535,000	547,392
Drive Auto Receivables Trust
3.780%, 04/15/25	178,725	179,734
3.810%, 05/15/24	63,770	64,287
3.990%, 01/15/25	95,822	96,606
4.090%, 01/15/26	210,817	215,570
4.090%, 06/15/26	125,000	128,718
DT Auto Owner Trust
0.870%, 05/17/27 (144A)	266,000	265,364
2.730%, 07/15/25 (144A)	533,000	540,717
3.610%, 11/15/24 (144A)	290,349	291,860
Exeter Automobile Receivables Trust 3.110%, 08/15/25 (144A)	530,000	545,975
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	203,000	206,314
4.080%, 02/18/25 (144A)	625,000	651,241
4.110%, 10/15/24 (144A)	500,000	510,728
Ford Credit Auto Owner Trust 3.240%, 04/15/23	56,086	56,378

Asset-Backed - Automobile—(Continued)
Sonoran Auto Receivables Trust 4.750%, 06/15/25	308,664	308,664
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	232,192	234,250
U.S. Auto Funding LLC 3.990%, 12/15/22 (144A)	131,732	132,245

		5,581,144

Asset-Backed - Credit Card—0.0%
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	375,000	379,129

Asset-Backed - Other—0.7%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	180,262	190,312
4.691%, 10/17/52 (144A)	100,000	108,273
4.705%, 10/17/36 (144A)	100,000	106,533
AMSR Trust 3.218%, 04/17/37 (144A)	700,000	706,070
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	207,884	208,801
2.981%, 11/15/35 (144A)	220,045	222,897
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	393,663	410,845
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	129,513	132,806
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	464,770	483,989
3.163%, 10/15/52 (144A)	650,000	685,500
3.880%, 03/15/52 (144A)	320,000	347,076
Diamond Resorts Owner Trust
3.530%, 02/20/32 (144A)	408,356	419,379
4.190%, 01/21/31 (144A)	91,428	94,669
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	650,000	658,832
Foundation Finance Trust 3.860%, 11/15/34 (144A)	110,610	113,841
Legacy Mortgage Asset Trust 3.200%, 05/25/59 (144A) (f)	668,090	670,823
Lendmark Funding Trust
3.900%, 12/20/27 (144A)	600,000	613,148
4.230%, 04/20/27 (144A)	709,000	710,418
4.480%, 04/20/27 (144A)	500,000	501,042
LP LMS Asset Securitization Trust 1.750%, 01/15/29 (144A)	550,000	550,226
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	385,257	389,340
Octane Receivables Trust 3.160%, 09/20/23 (144A)	138,591	139,472
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	462,659	476,131
Pretium Mortgage Credit Partners LLC 2.240%, 09/27/60 (144A) (f)	474,703	474,799
Progress Residential Trust 4.466%, 08/17/35 (144A)	850,000	857,975

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Regional Management Issuance Trust 3.430%, 11/15/28 (144A)	760,000	$770,925
Republic Finance Issuance Trust 3.430%, 11/22/27 (144A)	880,000	887,483
Sierra Timeshare Receivables Funding LLC 2.750%, 08/20/36 (144A)	380,224	386,175
3.120%, 05/20/36 (144A)	208,792	213,290
Theorem Funding Trust 1.210%, 12/15/27 (144A)	581,144	581,530
Tricon American Homes Trust 2.716%, 09/17/34 (144A)	197,720	197,596
3.198%, 03/17/38 (144A)	525,000	539,480
Verizon Owner Trust 3.230%, 04/20/23	23,568	23,656
VM DEBT LLC 7.500%, 06/15/24	500,000	500,000
VOLT CI LLC 1.992%, 05/25/51 (144A) (f)	253,149	253,462
VOLT LLC 2.240%, 04/25/51 (144A) (f)	325,086	325,132

		14,951,926

Total Asset-Backed Securities (Cost $20,519,826)		20,912,199

Mortgage-Backed Securities—0.7%

Collateralized Mortgage Obligations—0.4%
BVRT Financing Trust 3.152%, 11/10/22 (144A)† (g) (h)	387,614	387,614
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (c)	400,000	398,955
3.690%, 02/25/24	1,065,000	1,068,926
4.450%, 01/25/26 (144A) (c)	500,000	496,619
Headlands Residential LLC 3.967%, 06/25/24 (144A) (f)	9,981	9,999
LHOME Mortgage Trust 3.228%, 10/25/24 (144A)	500,000	503,576
3.844%, 03/25/24 (144A)	169,352	170,133
3.868%, 07/25/24 (144A)	650,000	652,866
Seasoned Credit Risk Transfer Trust 3.500%, 03/25/58	844,827	885,347
3.500%, 07/25/58	500,137	532,809
Seasoned Loans Structured Transaction 3.500%, 11/25/28	1,228,919	1,296,472
Toorak Mortgage Corp. 3.721%, 09/25/22 (f)	430,000	432,247
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (c)	591,441	602,918
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	820,000	825,379

		8,263,860

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust 2.896%, 02/10/37 (144A)	650,000	$673,049
3.402%, 02/10/37 (144A)	420,000	427,391
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	225,254
FREMF Mortgage Trust 3.652%, 12/25/51 (144A) (c)	500,000	534,508
GS Mortgage Securities Trust 3.932%, 10/10/35 (144A) (c)	440,000	470,587
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,420,000	1,458,139
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (c)	1,200,000	1,313,663
SBALR Commercial Mortgage Trust 2.825%, 02/13/53 (144A)	810,000	834,442
SLG Office Trust 2.585%, 07/15/41 (144A)	390,000	403,125

		6,340,158

Total Mortgage-Backed Securities (Cost $14,292,200)		14,604,018

Preferred Stock—0.3%

Automobiles—0.3%
Volkswagen AG (Cost $5,022,117)	23,205	5,198,260

Foreign Government—0.0%

Sovereign—0.0%
Mexico Government International Bond 4.280%, 08/14/41 (Cost $199,878)	200,000	204,060

Rights—0.0%

Multi-Utilities—0.0%
Veolia Environnement S.A., Expires 10/01/21 (a) (Cost $0)	53,504	43,906

Short-Term Investments—14.8%

Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund 0.005% (l)	25,200	25,200

Repurchase Agreement—12.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $257,947,993; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $263,107,021.	257,947,993	257,947,993

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—2.0%
U.S. Treasury Bills
Zero Coupon, 10/07/21 (i) (j)	40,000,000	$39,999,750
Zero Coupon, 02/10/22 (i)	349,000	348,942

		40,348,692

Total Short-Term Investments (Cost $298,321,911)		298,321,885

Securities Lending Reinvestments (k)—5.4%

Certificates of Deposit—0.8%
Barclays Bank plc 0.180%, 04/07/22	3,000,000	3,001,731
Goldman Sachs Bank USA 0.170%, 02/04/22	4,000,000	4,000,280
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	1,000,000	999,840
MUFG Bank Ltd. 0.150%, 01/11/22	2,000,000	2,000,056
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (c)	2,000,000	2,000,108
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (c)	1,000,000	1,000,011
Standard Chartered Bank (NY) 0.170%, 03/28/22	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (c)	2,000,000	2,000,048

		17,002,074

Commercial Paper—0.1%
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (c)	1,000,000	1,000,061
UBS AG 0.240%, 03/30/22	1,000,000	999,073

		1,999,134

Repurchase Agreements—2.6%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $1,000,340; collateralized by various Common Stock with an aggregate market value of $1,111,338.	1,000,000	1,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $15,762,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $16,077,233.	15,761,993	15,761,993
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $2,083,448.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $2,173,346.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $500,204; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,000,004; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,020,004.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $8,000,311; collateralized by various Common Stock with an aggregate market value of $8,890,080.	8,000,000	8,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $900,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $999,028.	900,000	900,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,618.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $5,100,255.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $10,000,047; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $3,739,983; collateralized by various Common Stock with an aggregate market value of $4,155,457.	3,739,837	$3,739,837

		52,901,830

Time Deposits—0.6%
ABN AMRO Bank NV 0.070%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	900,000	900,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (c)	5,000,000	5,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		11,900,000

Mutual Funds—1.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (l)	15,000,000	15,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (l)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (l)	7,000,000	7,000,000

		27,000,000

Total Securities Lending Reinvestments (Cost $110,800,430)		110,803,038

Total Investments— 103.6% (Cost $1,907,195,252)		2,089,076,716
Other assets and liabilities (net)—(3.6)%		(73,185,302)

Net Assets—100.0%		$2,015,891,414

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $876,308, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $110,471,020 and the collateral received consisted of cash in the amount of $110,799,599 and non-cash collateral with a value of $10,311,309. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government and agency securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent less than 0.05% of net assets.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2021, the market value of securities pledged was $26,307,036.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(l)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $91,204,199, which is 4.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BVRT Financing Trust, 3.152%, 11/10/22	12/02/20	$387,614	$387,614	$387,614
Intesa Sanpaolo S.p.A., 4.700%, 09/23/49	06/17/21	210,000	244,152	247,770
Massachusetts Mutual Life Insurance Co., 5.077%, 02/15/69	02/28/19	195,000	195,000	240,924

				$876,308

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,572,510	CBNA	10/29/21	USD	1,868,653	$(46,284)
EUR	2,088,799	CBNA	10/29/21	USD	2,473,740	(53,049)
EUR	2,695,696	CBNA	10/29/21	USD	3,198,606	(74,588)
EUR	1,546,146	RBC	10/29/21	USD	1,834,018	(42,203)
EUR	1,399,994	SSBT	10/29/21	USD	1,641,745	(19,305)
EUR	1,838,222	SSBT	10/29/21	USD	2,160,059	(29,760)
EUR	3,159,452	SSBT	10/29/21	USD	3,684,563	(23,102)

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	3,344,198	TDB	10/29/21	USD	3,938,342	$(62,781)
CHF	23,183,707	CBNA	10/29/21	USD	25,317,739	426,168
EUR	4,067,161	RBC	10/29/21	USD	4,816,401	103,004
EUR	136,574,294	TDB	10/29/21	USD	161,404,047	3,129,310
EUR	1,952,981	TDB	10/29/21	USD	2,294,259	30,966
EUR	1,884,914	TDB	10/29/21	USD	2,230,692	46,282
JPY	2,510,106,803	SSBT	10/29/21	USD	22,776,984	219,608
JPY	275,335,642	SSBT	10/29/21	USD	2,506,788	32,452

Net Unrealized Appreciation						$3,636,718

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	12/17/21	871	EUR	35,258,080	$(601,600)
FTSE 100 Index Futures	12/17/21	110	GBP	7,780,850	(71,142)
MSCI EAFE Index Mini Futures	12/17/21	800	USD	90,680,000	(717,371)
Russell 2000 Index E-Mini Futures	12/17/21	107	USD	11,774,280	(240,967)
S&P 500 Index E-Mini Futures	12/17/21	474	USD	101,856,675	(4,179,990)
TOPIX Index Futures	12/09/21	114	JPY	2,314,770,000	65,843
U.S. Treasury Note 10 Year Futures	12/21/21	13	USD	1,710,922	(23,590)
U.S. Treasury Note 2 Year Futures	12/31/21	48	USD	10,562,625	(7,953)
U.S. Treasury Ultra Long Bond Futures	12/21/21	57	USD	10,890,563	(274,304)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/21/21	(292)	USD	(46,491,875)	984,226
U.S. Treasury Note 10 Year Futures	12/21/21	(935)	USD	(123,054,766)	1,677,984
U.S. Treasury Note 5 Year Futures	12/31/21	(61)	USD	(7,487,273)	42,666
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	(76)	USD	(11,039,000)	168,264
United Kingdom Long Gilt Bond Futures	12/29/21	(277)	GBP	(34,666,550)	1,485,044

Net Unrealized Depreciation					$(1,692,890)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.491%	Semi-Annually	06/25/31	USD	97,520,000	$(443,882)	$28,842	$(472,724)
Pay	3M LIBOR	Quarterly	1.500%	Semi-Annually	02/28/32	USD	104,000,000	(791,128)	(32,478)	(758,650)
Pay	3M LIBOR	Quarterly	1.505%	Semi-Annually	06/10/31	USD	135,950,000	(408,353)	(321,596)	(86,757)
Pay	3M LIBOR	Quarterly	1.691%	Semi-Annually	09/30/31	USD	120,820,000	1,555,751	(5,941)	1,561,692
Pay	3M LIBOR	Quarterly	1.695%	Semi-Annually	09/30/31	USD	146,180,000	1,937,791	(3,285)	1,941,076

Totals								$1,850,179	$(334,458)	$2,184,637

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust Co.
(TDB)—	Toronto Dominion Bank

Currencies

(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt

(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,287,142	$10,728,836	$—	$15,015,978
Air Freight & Logistics	2,967,651	1,552,028	—	4,519,679
Airlines	5,250,638	—	—	5,250,638
Automobiles	2,524,963	6,313,778	—	8,838,741
Banks	47,685,115	25,926,325	—	73,611,440
Beverages	9,996,842	13,239,587	—	23,236,429
Biotechnology	19,959,559	—	—	19,959,559
Building Products	10,983,284	2,408,993	—	13,392,277
Capital Markets	14,978,614	7,722,331	—	22,700,945
Chemicals	8,786,280	2,091,442	—	10,877,722
Commercial Services & Supplies	453,753	—	—	453,753
Communications Equipment	1,700,421	—	—	1,700,421
Construction & Engineering	462,337	7,956,071	—	8,418,408
Construction Materials	1,396,788	1,235,430	—	2,632,218
Consumer Finance	6,169,182	—	—	6,169,182
Containers & Packaging	3,222,295	—	—	3,222,295
Diversified Consumer Services	264,759	—	—	264,759
Diversified Financial Services	3,965,545	—	—	3,965,545
Diversified Telecommunication Services	4,822,909	—	—	4,822,909

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electric Utilities	$9,968,469	$5,626,841	$—	$15,595,310
Electrical Equipment	5,731,863	8,369,827	—	14,101,690
Electronic Equipment, Instruments & Components	2,181,365	7,136,444	—	9,317,809
Entertainment	12,625,061	178,656	—	12,803,717
Equity Real Estate Investment Trusts	17,684,973	—	—	17,684,973
Food & Staples Retailing	2,369,952	2,108,004	—	4,477,956
Food Products	2,600,335	6,238,717	—	8,839,052
Health Care Equipment & Supplies	17,919,685	3,644,071	—	21,563,756
Health Care Providers & Services	13,930,594	—	—	13,930,594
Hotels, Restaurants & Leisure	16,696,172	361,505	—	17,057,677
Household Durables	2,523,965	7,053,346	—	9,577,311
Household Products	7,710,659	804,036	—	8,514,695
Industrial Conglomerates	1,442,442	929,899	—	2,372,341
Insurance	15,395,147	27,545,835	—	42,940,982
Interactive Media & Services	19,746,554	7,190,058	—	26,936,612
Internet & Direct Marketing Retail	25,720,843	4,504,025	—	30,224,868
IT Services	19,768,235	12,100,804	—	31,869,039
Life Sciences Tools & Services	3,498,162	4,978,055	—	8,476,217
Machinery	18,251,460	14,797,283	—	33,048,743
Media	12,965,582	—	—	12,965,582
Metals & Mining	302,952	7,904,032	—	8,206,984
Multi-Utilities	1,185,081	3,000,269	—	4,185,350
Multiline Retail	2,239,312	—	—	2,239,312
Oil, Gas & Consumable Fuels	19,587,287	6,724,677	—	26,311,964
Personal Products	607,218	3,837,609	—	4,444,827
Pharmaceuticals	12,278,440	16,747,506	—	29,025,946
Professional Services	4,719,139	5,084,490	—	9,803,629
Real Estate Management & Development	1,056,356	—	—	1,056,356
Road & Rail	8,786,919	—	—	8,786,919
Semiconductors & Semiconductor Equipment	35,392,108	13,094,285	—	48,486,393
Software	27,438,004	—	—	27,438,004
Specialty Retail	16,476,097	3,208,938	—	19,685,035
Technology Hardware, Storage & Peripherals	19,514,806	—	—	19,514,806
Textiles, Apparel & Luxury Goods	2,047,501	16,947,468	—	18,994,969
Thrifts & Mortgage Finance	—	3,955,388	—	3,955,388
Tobacco	990,650	902,596	—	1,893,246
Trading Companies & Distributors	—	2,322,626	—	2,322,626
Wireless Telecommunication Services	3,654,830	—	—	3,654,830
Total Common Stocks	534,886,295	276,472,111	—	811,358,406
Total Convertible Bonds*	—	364,779,332	—	364,779,332
Total Corporate Bonds & Notes*	—	258,203,983	—	258,203,983
Total U.S. Treasury & Government Agencies*	—	101,941,897	—	101,941,897
Total Mutual Funds*	66,246,875	—	—	66,246,875
Total Convertible Preferred Stocks*	36,458,857	—	—	36,458,857
Total Asset-Backed Securities*	—	20,912,199	—	20,912,199
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	7,876,246	387,614	8,263,860
Commercial Mortgage-Backed Securities	—	6,340,158	—	6,340,158
Total Mortgage-Backed Securities	—	14,216,404	387,614	14,604,018
Total Preferred Stock*	—	5,198,260	—	5,198,260
Total Foreign Government*	—	204,060	—	204,060
Total Rights*	—	43,906	—	43,906
Short-Term Investments
Mutual Funds	25,200	—	—	25,200
Repurchase Agreement	—	257,947,993	—	257,947,993
U.S. Treasury	—	40,348,692	—	40,348,692
Total Short-Term Investments	25,200	298,296,685	—	298,321,885

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$17,002,074	$—	$17,002,074
Commercial Paper	—	1,999,134	—	1,999,134
Repurchase Agreements	—	52,901,830	—	52,901,830
Time Deposits	—	11,900,000	—	11,900,000
Mutual Funds	27,000,000	—	—	27,000,000
Total Securities Lending Reinvestments	27,000,000	83,803,038	—	110,803,038
Total Investments	$664,617,227	$1,424,071,875	$387,614	$2,089,076,716

Collateral for Securities Loaned (Liability)	$—	$(110,799,599)	$—	$(110,799,599)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,987,790	$—	$3,987,790
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(351,072)	—	(351,072)
Total Forward Contracts	$—	$3,636,718	$—	$3,636,718
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,424,027	$—	$—	$4,424,027
Futures Contracts (Unrealized Depreciation)	(6,116,917)	—	—	(6,116,917)
Total Futures Contracts	$(1,692,890)	$—	$—	$(1,692,890)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,502,768	$—	$3,502,768
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,318,131)	—	(1,318,131)
Total Centrally Cleared Swap Contracts	$—	$2,184,637	$—	$2,184,637

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
AAR Corp. (a)	13,900	$450,777
Astronics Corp. (a)	69,000	970,140
Moog, Inc. - Class A	10,800	823,284

		2,244,201

Air Freight & Logistics—1.0%
Echo Global Logistics, Inc. (a)	25,276	1,205,918
Hub Group, Inc. - Class A (a)	53,900	3,705,625

		4,911,543

Airlines—0.8%
Hawaiian Holdings, Inc. (a)	16,400	355,224
SkyWest, Inc. (a)	77,400	3,818,916

		4,174,140

Auto Components—0.7%
Adient plc (a)	40,500	1,678,725
American Axle & Manufacturing Holdings, Inc. (a)	15,800	139,198
Dana, Inc.	40,500	900,720
Goodyear Tire & Rubber Co. (The) (a)	64,265	1,137,490

		3,856,133

Banks—15.2%
1st Source Corp.	19,391	916,031
American National Bankshares, Inc.	4,300	142,072
Associated Banc-Corp.	126,700	2,713,914
Atlantic Capital Bancshares, Inc. (a)	13,700	362,913
Atlantic Union Bankshares Corp.	1,600	58,960
BancorpSouth Bank	14,000	416,920
Banner Corp.	7,500	414,075
Brookline Bancorp, Inc.	56,700	865,242
Bryn Mawr Bank Corp.	5,500	252,725
Business First Bancshares, Inc.	1,146	26,805
Byline Bancorp, Inc.	35,300	866,968
Cadence Bancorp	65,400	1,436,184
Cathay General Bancorp	104,600	4,329,394
Central Pacific Financial Corp.	80,501	2,067,266
CIT Group, Inc.	106,600	5,537,870
City Holding Co. (b)	11,509	896,666
Columbia Banking System, Inc.	40,500	1,538,595
Community Bank System, Inc. (b)	22,700	1,553,134
Community Trust Bancorp, Inc.	31,916	1,343,663
ConnectOne Bancorp, Inc.	12,500	375,125
Customers Bancorp, Inc. (a)	20,200	869,004
CVB Financial Corp.	18,200	370,734
Eastern Bankshares, Inc.	91,900	1,865,570
Enterprise Financial Services Corp.	38,000	1,720,640
Equity Bancshares, Inc. - Class A	17,500	584,150
Farmers National Banc Corp. (b)	19,800	311,058
Financial Institutions, Inc.	12,499	383,094
First Bancorp	5,500	236,555
First Bancshares, Inc. (The)	7,700	298,606
First Commonwealth Financial Corp.	173,100	2,359,353
First Community Bancshares, Inc.	10,800	342,576
First Financial Corp.	3,700	155,585

Banks—(Continued)
First Hawaiian, Inc.	17,000	498,950
First Interstate BancSystem, Inc. - Class A (b)	12,122	488,032
First Merchants Corp.	34,600	1,447,664
First Midwest Bancorp, Inc.	102,400	1,946,624
Flushing Financial Corp.	26,300	594,380
Fulton Financial Corp. (b)	67,300	1,028,344
Glacier Bancorp, Inc.	19,468	1,077,554
Great Southern Bancorp, Inc.	6,600	361,746
Great Western Bancorp, Inc.	82,100	2,687,954
Hancock Whitney Corp.	12,400	584,288
Hilltop Holdings, Inc. (b)	85,000	2,776,950
Home BancShares, Inc. (b)	95,100	2,237,703
HomeTrust Bancshares, Inc.	28,600	800,228
Hope Bancorp, Inc.	279,129	4,030,623
Independent Bank Corp.	9,800	210,504
Independent Bank Group, Inc.	13,600	966,144
Investors Bancorp, Inc.	174,700	2,639,717
Mercantile Bank Corp.	3,400	108,902
Nicolet Bankshares, Inc. (a) (b)	3,400	252,212
OFG Bancorp	18,645	470,227
Old National Bancorp (b)	87,800	1,488,210
Pacific Premier Bancorp, Inc. (b)	18,200	754,208
Pinnacle Financial Partners, Inc.	8,900	837,312
Preferred Bank	3,200	213,376
QCR Holdings, Inc.	6,000	308,640
RBB Bancorp	6,900	173,949
Renasant Corp. (b)	2,600	93,730
S&T Bancorp, Inc.	4,100	120,827
Sandy Spring Bancorp, Inc.	28,100	1,287,542
Simmons First National Corp. - Class A	67,500	1,995,300
Tompkins Financial Corp.	4,059	328,414
TriState Capital Holdings, Inc. (a)	4,600	97,290
Trustmark Corp. (b)	92,800	2,990,016
UMB Financial Corp.	40,000	3,868,400
Valley National Bancorp	8,320	110,739
Washington Trust Bancorp, Inc.	6,800	360,264
Webster Financial Corp.	20,000	1,089,200
West Bancorp, Inc. (b)	2,370	71,171
Westamerica Bancorp	29,600	1,665,296

		78,674,077

Biotechnology—5.6%
89bio, Inc. (a) (b)	24,100	472,119
Akebia Therapeutics, Inc. (a)	443,700	1,277,856
Allovir, Inc. (a) (b)	53,500	1,340,710
Arcus Biosciences, Inc. (a) (b)	48,678	1,697,402
Arena Pharmaceuticals, Inc. (a)	85,100	5,067,705
Bluebird Bio, Inc. (a)	72,600	1,387,386
Eagle Pharmaceuticals, Inc. (a)	30,800	1,718,024
Enanta Pharmaceuticals, Inc. (a)	5,100	289,731
Epizyme, Inc. (a) (b)	34,600	177,152
Fate Therapeutics, Inc. (a) (b)	25,500	1,511,385
Frequency Therapeutics, Inc. (a) (b)	116,200	820,372
Iovance Biotherapeutics, Inc. (a)	35,100	865,566
Lexicon Pharmaceuticals, Inc. (a)	231,400	1,113,034
Lyell Immunopharma, Inc. (a) (b)	67,917	1,005,171
Myriad Genetics, Inc. (a)	66,500	2,147,285

BHFTI-234

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
NexImmune, Inc. (a) (b)	53,300	$806,962
Protagonist Therapeutics, Inc. (a)	83,900	1,486,708
Rallybio Corp. (a) (b)	10,448	183,676
REGENXBIO, Inc. (a)	30,800	1,291,136
Travere Therapeutics, Inc. (a)	102,400	2,483,200
Turning Point Therapeutics, Inc. (a)	27,000	1,793,610

		28,936,190

Building Products—0.4%
Cornerstone Building Brands, Inc. (a)	25,100	366,711
Gibraltar Industries, Inc. (a)	5,700	397,005
Quanex Building Products Corp. (b)	24,300	520,263
UFP Industries, Inc.	9,300	632,214

		1,916,193

Capital Markets—1.4%
Artisan Partners Asset Management, Inc. - Class A	5,600	273,952
AssetMark Financial Holdings, Inc. (a)	15,400	382,998
Blucora, Inc. (a)	24,200	377,278
Cowen, Inc. - Class A (b)	29,900	1,025,869
Donnelley Financial Solutions, Inc. (a)	17,400	602,388
Federated Hermes, Inc. (b)	28,000	910,000
Piper Sandler Cos.	6,800	941,528
Stifel Financial Corp.	22,350	1,518,906
Virtus Investment Partners, Inc. (b)	4,500	1,396,440

		7,429,359

Chemicals—1.8%
AdvanSix, Inc. (a)	5,300	210,675
Avient Corp.	35,700	1,654,695
Ecovyst, Inc.	20,800	242,528
FutureFuel Corp.	39,700	283,061
HB Fuller Co.	10,100	652,056
Koppers Holdings, Inc. (a) (b)	22,000	687,720
Minerals Technologies, Inc.	18,300	1,278,072
Orion Engineered Carbons S.A. (a)	22,000	401,060
Stepan Co.	6,700	756,698
Trinseo S.A.	18,600	1,004,028
Tronox Holding plc - Class A	91,100	2,245,615

		9,416,208

Commercial Services & Supplies—2.0%
ABM Industries, Inc.	59,000	2,655,590
ACCO Brands Corp.	202,250	1,737,328
Cimpress plc (a)	1,900	164,977
Deluxe Corp.	15,000	538,350
Ennis, Inc.	12,600	237,510
Healthcare Services Group, Inc. (b)	29,700	742,203
Heritage-Crystal Clean, Inc. (a)	13,500	391,230
Herman Miller, Inc.	52,400	1,973,384
HNI Corp.	11,800	433,296
SP Plus Corp. (a)	7,954	243,949
Steelcase, Inc. - Class A	103,800	1,316,184
Team, Inc. (a)	26,600	80,066

		10,514,067

Communications Equipment—0.8%
ADTRAN, Inc. (b)	16,900	317,044
Comtech Telecommunications Corp.	6,300	161,343
Harmonic, Inc. (a) (b)	149,000	1,303,750
NetScout Systems, Inc. (a)	85,800	2,312,310

		4,094,447

Construction & Engineering—3.2%
Arcosa, Inc.	50,300	2,523,551
Argan, Inc.	37,900	1,655,093
Comfort Systems USA, Inc.	15,600	1,112,592
EMCOR Group, Inc.	44,603	5,146,294
MasTec, Inc. (a)	27,500	2,372,700
Matrix Service Co. (a)	126,400	1,322,144
MYR Group, Inc. (a)	8,500	845,750
Primoris Services Corp.	31,500	771,435
Tutor Perini Corp. (a) (b)	57,000	739,860

		16,489,419

Construction Materials—0.0%
Summit Materials, Inc. - Class A (a) (b)	4,400	140,668

Consumer Finance—1.5%
EZCORP, Inc. - Class A (a) (b)	47,600	360,332
FirstCash, Inc. (b)	9,900	866,250
Navient Corp.	109,100	2,152,543
Nelnet, Inc. - Class A	16,300	1,291,612
PROG Holdings, Inc. (a)	64,200	2,697,042
Regional Management Corp.	5,900	343,262

		7,711,041

Containers & Packaging—0.3%
Greif, Inc. - Class A (b)	16,600	1,072,360
Myers Industries, Inc.	6,500	127,205
TriMas Corp. (a)	6,200	200,632

		1,400,197

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a)	54,800	735,964

Diversified Telecommunication Services—0.6%
Consolidated Communications Holdings, Inc. (a)	46,000	422,740
EchoStar Corp. - Class A (a)	61,000	1,556,110
Liberty Latin America, Ltd. - Class A (a)	34,700	453,876
Liberty Latin America, Ltd. - Class C (a)	67,023	879,342

		3,312,068

Electric Utilities—0.6%
ALLETE, Inc.	5,600	333,312
IDACORP, Inc.	2,800	289,464
Otter Tail Corp.	6,600	369,402
Portland General Electric Co.	46,400	2,180,336
Via Renewables, Inc. (b)	16,800	171,192

		3,343,706

BHFTI-235

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.3%
AZZ, Inc.	11,900	$633,080
Bloom Energy Corp. - Class A (a) (b)	6,400	119,808
Powell Industries, Inc. (b)	35,500	872,235
Thermon Group Holdings, Inc. (a)	9,500	164,445

		1,789,568

Electronic Equipment, Instruments & Components—2.6%
Belden, Inc.	6,200	361,212
Benchmark Electronics, Inc.	79,500	2,123,445
Knowles Corp. (a)	133,000	2,492,420
OSI Systems, Inc. (a) (b)	25,458	2,413,418
Sanmina Corp. (a) (b)	38,800	1,495,352
ScanSource, Inc. (a)	59,200	2,059,568
TTM Technologies, Inc. (a)	64,700	813,279
Vishay Intertechnology, Inc.	81,300	1,633,317

		13,392,011

Energy Equipment & Services—1.2%
Bristow Group, Inc. (a) (b)	4,999	159,118
ChampionX Corp. (a)	36,900	825,084
Helmerich & Payne, Inc. (b)	28,400	778,444
NexTier Oilfield Solutions, Inc. (a)	160,446	738,052
Oceaneering International, Inc. (a)	62,000	825,840
Oil States International, Inc. (a)	57,400	366,786
Patterson-UTI Energy, Inc.	115,800	1,042,200
ProPetro Holding Corp. (a)	88,800	768,120
Select Energy Services, Inc. - Class A (a)	70,600	366,414
Solaris Oilfield Infrastructure, Inc. - Class A	27,000	225,180

		6,095,238

Entertainment—0.7%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	82,400	3,136,144
Lions Gate Entertainment Corp. - Class A (a)	41,000	581,790

		3,717,934

Equity Real Estate Investment Trusts—10.2%
Acadia Realty Trust	6,600	134,706
Agree Realty Corp.	41,200	2,728,676
Alexander & Baldwin, Inc.	59,189	1,387,390
American Assets Trust, Inc.	22,900	856,918
American Finance Trust, Inc.	32,300	259,692
Apple Hospitality REIT, Inc.	125,900	1,980,407
Broadstone Net Lease, Inc. (b)	44,300	1,099,083
CareTrust REIT, Inc.	39,000	792,480
CatchMark Timber Trust, Inc. - Class A (b)	13,400	159,058
Centerspace	8,000	756,000
Chatham Lodging Trust (a)	15,000	183,750
City Office REIT, Inc.	56,700	1,012,662
Columbia Property Trust, Inc.	9,800	186,396
CorePoint Lodging, Inc. (a)	10,000	155,000
Corporate Office Properties Trust	77,600	2,093,648
DiamondRock Hospitality Co. (a)	158,900	1,501,605
DigitalBridge Group, Inc. (a) (b)	115,400	695,862
Easterly Government Properties, Inc.	29,700	613,602
Essential Properties Realty Trust, Inc.	22,600	630,992

Equity Real Estate Investment Trusts—(Continued)
First Industrial Realty Trust, Inc.	15,700	817,656
Four Corners Property Trust, Inc.	36,100	969,646
Getty Realty Corp.	52,829	1,548,418
Gladstone Commercial Corp.	56,200	1,181,886
Global Medical REIT, Inc.	9,500	139,650
Global Net Lease, Inc.	29,700	475,794
Healthcare Realty Trust, Inc.	40,000	1,191,200
Highwoods Properties, Inc.	5,300	232,458
Independence Realty Trust, Inc.	64,500	1,312,575
Industrial Logistics Properties Trust	12,600	320,166
Innovative Industrial Properties, Inc.	2,500	577,925
Kite Realty Group Trust	39,500	804,220
Lexington Realty Trust (b)	203,800	2,598,450
NexPoint Residential Trust, Inc.	2,376	147,027
Phillips Edison & Co., Inc. (b)	15,500	476,005
Physicians Realty Trust	87,600	1,543,512
Piedmont Office Realty Trust, Inc. - Class A	83,400	1,453,662
Plymouth Industrial REIT, Inc.	11,100	252,525
PotlatchDeltic Corp.	28,425	1,466,161
Retail Opportunity Investments Corp.	56,100	977,262
Retail Properties of America, Inc. - Class A	65,700	846,216
RLJ Lodging Trust	24,157	358,973
Ryman Hospitality Properties, Inc. (a) (b)	4,800	401,760
Sabra Health Care REIT, Inc.	131,700	1,938,624
SITE Centers Corp.	63,200	975,808
STAG Industrial, Inc. (b)	88,200	3,461,850
Summit Hotel Properties, Inc. (a) (b)	12,800	123,264
Sunstone Hotel Investors, Inc. (a)	218,973	2,614,538
Terreno Realty Corp.	46,900	2,965,487
UMH Properties, Inc.	37,600	861,040
Urban Edge Properties	32,200	589,582
Urstadt Biddle Properties, Inc. - Class A	14,000	265,020
Xenia Hotels & Resorts, Inc. (a)	83,800	1,486,612

		52,602,899

Food & Staples Retailing—0.8%
Andersons, Inc. (The)	5,700	175,731
Performance Food Group Co. (a)	17,116	795,209
Rite Aid Corp. (a) (b)	42,192	599,127
SpartanNash Co.	9,000	197,100
Sprouts Farmers Market, Inc. (a) (b)	76,000	1,760,920
United Natural Foods, Inc. (a) (b)	12,600	610,092

		4,138,179

Food Products—1.1%
Darling Ingredients, Inc. (a)	72,300	5,198,370
Fresh Del Monte Produce, Inc.	12,900	415,638
Seneca Foods Corp. - Class A (a)	6,100	294,142

		5,908,150

Gas Utilities—1.1%
Brookfield Infrastructure Corp. - Class A	4,700	281,436
Chesapeake Utilities Corp. (b)	1,400	168,070
New Jersey Resources Corp.	48,400	1,684,804
Northwest Natural Holding Co.	5,600	257,544

BHFTI-236

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
ONE Gas, Inc.	17,900	$1,134,323
Southwest Gas Holdings, Inc.	27,000	1,805,760
Spire, Inc.	9,139	559,124

		5,891,061

Health Care Equipment & Supplies—1.3%
AngioDynamics, Inc. (a)	31,800	824,892
Bioventus, Inc. - Class A (a) (b)	52,400	741,984
Integer Holdings Corp. (a)	25,700	2,296,038
Natus Medical, Inc. (a) (b)	69,800	1,750,584
Utah Medical Products, Inc.	6,200	575,608
Varex Imaging Corp. (a) (b)	20,200	569,640

		6,758,746

Health Care Providers & Services—1.0%
National HealthCare Corp.	4,400	307,912
Option Care Health, Inc. (a)	45,300	1,098,978
Owens & Minor, Inc.	11,600	362,964
Tenet Healthcare Corp. (a)	47,300	3,142,612
Tivity Health, Inc. (a) (b)	7,000	161,420

		5,073,886

Health Care Technology—1.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	346,000	4,626,020
Computer Programs & Systems, Inc. (b)	5,500	195,030
Evolent Health, Inc. - Class A (a)	42,300	1,311,300

		6,132,350

Hotels, Restaurants & Leisure—0.4%
Del Taco Restaurants, Inc. (b)	70,900	618,957
Fiesta Restaurant Group, Inc. (a) (b)	17,400	190,704
Marriott Vacations Worldwide Corp.	7,900	1,242,907

		2,052,568

Household Durables—1.6%
Hooker Furnishings Corp.	14,400	388,656
Lifetime Brands, Inc.	14,600	265,574
Meritage Homes Corp. (a)	11,200	1,086,400
Taylor Morrison Home Corp. (a)	59,000	1,521,020
TRI Pointe Group, Inc. (a)	250,800	5,271,816

		8,533,466

Household Products—0.4%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	32,500	1,397,500
Spectrum Brands Holdings, Inc.	4,600	440,082

		1,837,582

Independent Power and Renewable Electricity Producers—0.7%
Brookfield Renewable Corp. - Class A	18,200	706,342
Clearway Energy, Inc. - Class A	46,200	1,302,840
Clearway Energy, Inc. - Class C	46,000	1,392,420

		3,401,602

Insurance—1.5%
American Equity Investment Life Holding Co.	37,500	1,108,875
Argo Group International Holdings, Ltd.	20,719	1,081,946
CNO Financial Group, Inc.	91,900	2,163,326
Employers Holdings, Inc.	10,100	398,849
Heritage Insurance Holdings, Inc.	26,400	179,784
Horace Mann Educators Corp.	8,511	338,653
ProAssurance Corp.	17,900	425,662
RLI Corp.	1,000	100,270
Selective Insurance Group, Inc.	11,000	830,830
Stewart Information Services Corp.	15,600	986,856

		7,615,051

Interactive Media & Services—0.8%
Cars.com, Inc. (a)	83,200	1,052,480
Liberty TripAdvisor Holdings, Inc. - Class A (a)	283,600	876,324
QuinStreet, Inc. (a)	51,300	900,828
Yelp, Inc. (a)	34,000	1,266,160

		4,095,792

IT Services—1.0%
BM Technologies, Inc. (a) (b)	4,693	41,768
CSG Systems International, Inc. (b)	38,700	1,865,340
IBEX Holdings, Ltd. (a)	42,100	715,700
LiveRamp Holdings, Inc. (a)	56,900	2,687,387

		5,310,195

Machinery—2.2%
AGCO Corp.	17,100	2,095,263
Altra Industrial Motion Corp.	45,300	2,507,355
Barnes Group, Inc.	10,500	438,165
Douglas Dynamics, Inc.	7,442	270,145
EnPro Industries, Inc.	8,400	731,808
Kennametal, Inc.	11,500	393,645
Manitowoc Co., Inc. (The) (a)	26,100	559,062
Meritor, Inc. (a)	21,100	449,641
Terex Corp.	35,900	1,511,390
Wabash National Corp. (b)	99,400	1,503,922
Watts Water Technologies, Inc. - Class A - Class A	4,100	689,169

		11,149,565

Marine—0.1%
Costamare, Inc.	40,200	622,698

Media—1.9%
AMC Networks, Inc. - Class A (a) (b)	65,400	3,046,986
Gray Television, Inc.	118,000	2,692,760
Hemisphere Media Group, Inc. (a)	44,900	546,882
John Wiley & Sons, Inc. - Class A (b)	34,500	1,801,245
Sinclair Broadcast Group, Inc. - Class A (b)	47,300	1,498,464

		9,586,337

Metals & Mining—1.8%
Alcoa Corp. (a)	20,600	1,008,164
Allegheny Technologies, Inc. (a)	39,400	655,222
Arconic Corp. (a)	59,000	1,860,860

BHFTI-237

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Cleveland-Cliffs, Inc. (a) (b)	52,600	$1,042,006
Commercial Metals Co.	39,100	1,190,986
Hecla Mining Co.	35,100	193,050
Kaiser Aluminum Corp.	10,700	1,165,872
Materion Corp.	7,500	514,800
SunCoke Energy, Inc.	100,400	630,512
United States Steel Corp.	9,300	204,321
Warrior Met Coal, Inc.	26,600	618,982
Worthington Industries, Inc.	5,300	279,310

		9,364,085

Mortgage Real Estate Investment Trusts—2.5%
Apollo Commercial Real Estate Finance, Inc. (b)	29,100	431,553
Ares Commercial Real Estate Corp.	38,500	580,580
Blackstone Mortgage Trust, Inc. - Class A (b)	44,500	1,349,240
Ellington Financial, Inc. (b)	55,700	1,018,753
Granite Point Mortgage Trust, Inc.	16,800	221,256
Great Ajax Corp.	6,000	80,940
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	28,700	1,534,876
KKR Real Estate Finance Trust, Inc. (b)	57,100	1,204,810
Ladder Capital Corp.	95,600	1,056,380
MFA Financial, Inc.	120,300	549,771
PennyMac Mortgage Investment Trust (b)	78,500	1,545,665
Ready Capital Corp.	20,800	300,144
Redwood Trust, Inc.	169,400	2,183,566
TPG RE Finance Trust, Inc.	61,200	757,656

		12,815,190

Multi-Utilities—0.8%
Avista Corp.	39,800	1,556,976
Black Hills Corp.	28,800	1,807,488
NorthWestern Corp.	8,100	464,130
Unitil Corp.	11,200	479,136

		4,307,730

Multiline Retail—0.9%
Dillard’s, Inc. - Class A (b)	8,300	1,431,916
Macy’s, Inc.	142,800	3,227,280

		4,659,196

Oil, Gas & Consumable Fuels—5.0%
Antero Resources Corp. (a) (b)	145,700	2,740,617
Arch Resources, Inc. (a)	12,200	1,131,550
Berry Corp.	122,200	881,062
CNX Resources Corp. (a)	139,200	1,756,704
CVR Energy, Inc.	53,800	896,308
Delek U.S. Holdings, Inc.	46,029	827,141
Dorian LPG, Ltd.	41,500	515,015
Falcon Minerals Corp.	90,700	426,290
Green Plains, Inc. (a)	45,200	1,475,780
International Seaways, Inc. (b)	14,300	260,546
Kosmos Energy, Ltd. (a)	60,800	179,968
Magnolia Oil & Gas Corp. - Class A (b)	91,000	1,618,890
Ovintiv, Inc.	152,300	5,007,624
PDC Energy, Inc.	78,600	3,724,854
Range Resources Corp. (a)	131,300	2,971,319

Oil, Gas & Consumable Fuels—(Continued)
Renewable Energy Group, Inc. (a)	16,400	823,280
REX American Resources Corp. (a)	7,600	607,012
Talos Energy, Inc. (a)	16,600	228,582

		26,072,542

Paper & Forest Products—0.9%
Domtar Corp. (a)	17,800	970,812
Glatfelter Corp. (b)	65,800	927,780
Louisiana-Pacific Corp.	7,100	435,727
Neenah, Inc.	8,900	414,829
Schweitzer-Mauduit International, Inc.	30,900	1,070,994
Verso Corp. - Class A	36,700	761,525

		4,581,667

Personal Products—1.1%
BellRing Brands, Inc. - Class A (a)	163,100	5,015,325
Edgewell Personal Care Co.	15,700	569,910
Honest Co. Inc. (The) (a) (b)	33,498	347,709

		5,932,944

Pharmaceuticals—0.7%
Cymabay Therapeutics, Inc. (a) (b)	262,100	956,665
Intra-Cellular Therapies, Inc. (a)	19,500	726,960
Lannett Co., Inc. (a) (b)	217,455	652,365
NGM Biopharmaceuticals, Inc. (a) (b)	71,000	1,492,420

		3,828,410

Professional Services—3.2%
Barrett Business Services, Inc.	25,460	1,941,580
GP Strategies Corp. (a) (b)	21,900	453,330
Heidrick & Struggles International, Inc.	24,900	1,111,287
Huron Consulting Group, Inc. (a)	22,400	1,164,800
Insperity, Inc.	1,900	210,406
KBR, Inc.	21,700	854,980
Kelly Services, Inc. - Class A	78,600	1,483,968
Korn Ferry	33,200	2,402,352
ManTech International Corp. - Class A	55,700	4,228,744
TrueBlue, Inc. (a)	107,300	2,905,684

		16,757,131

Real Estate Management & Development—0.6%
Kennedy-Wilson Holdings, Inc.	76,400	1,598,288
Realogy Holdings Corp. (a)	72,500	1,271,650

		2,869,938

Road & Rail—1.0%
ArcBest Corp.	49,900	4,080,323
Avis Budget Group, Inc. (a)	4,600	535,946
Covenant Logistics Group, Inc. (a)	7,700	212,905
Werner Enterprises, Inc.	8,100	358,587

		5,187,761

Semiconductors & Semiconductor Equipment—1.0%
Cohu, Inc. (a)	32,000	1,022,080
Maxeon Solar Technologies, Ltd. (a)	1	18

BHFTI-238

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
SMART Global Holdings, Inc. (a)	81,900	$3,644,550
SunPower Corp. (a) (b)	8,100	183,708
Veeco Instruments, Inc. (a) (b)	7,500	166,575

		5,016,931

Software—1.6%
A10 Networks, Inc. (a)	95,500	1,287,340
eGain Corp. (a)	81,800	834,360
Marathon Digital Holdings, Inc. (a) (b)	30,973	978,127
Ping Identity Holding Corp. (a)	134,000	3,292,380
SecureWorks Corp. - Class A (a)	15,151	301,202
Vonage Holdings Corp. (a)	90,300	1,455,636

		8,149,045

Specialty Retail—1.5%
Abercrombie & Fitch Co. - Class A (a)	9,700	365,011
Bed Bath & Beyond, Inc. (a)	37,700	651,267
Caleres, Inc.	55,400	1,230,988
Children’s Place, Inc. (The) (a)	4,700	353,722
Genesco, Inc. (a) (b)	7,900	456,067
Signet Jewelers, Ltd. (a)	19,900	1,571,304
Sleep Number Corp. (a) (b)	8,900	831,972
Sonic Automotive, Inc. - Class A (b)	23,500	1,234,690
Zumiez, Inc. (a) (b)	24,700	982,072

		7,677,093

Technology Hardware, Storage & Peripherals—0.1%
Diebold Nixdorf, Inc. (a)	49,800	503,478

Textiles, Apparel & Luxury Goods—0.8%
G-III Apparel Group, Ltd. (a) (b)	60,600	1,714,980
Kontoor Brands, Inc. (b)	25,800	1,288,710
Wolverine World Wide, Inc. (b)	30,700	916,088

		3,919,778

Thrifts & Mortgage Finance—3.8%
Axos Financial, Inc. (a)	28,900	1,489,506
Essent Group, Ltd.	65,400	2,878,254
HomeStreet, Inc.	25,300	1,041,095
Kearny Financial Corp.	53,800	668,734
Luther Burbank Corp.	27,300	366,093
Merchants Bancorp	372	14,683
Meridian Bancorp, Inc.	55,600	1,154,256
MGIC Investment Corp.	55,000	822,800
Mr Cooper Group, Inc. (a)	29,400	1,210,398
NMI Holdings, Inc. - Class A (a)	40,100	906,661
Northfield Bancorp, Inc.	111,700	1,916,772
PennyMac Financial Services, Inc.	19,000	1,161,470
Premier Financial Corp.	15,080	480,147
Radian Group, Inc.	112,900	2,565,088
Washington Federal, Inc.	62,200	2,134,082
WSFS Financial Corp.	15,162	777,962

		19,588,001

Trading Companies & Distributors—1.8%
Boise Cascade Co.	14,000	755,720
GMS, Inc. (a)	45,300	1,984,140
Herc Holdings, Inc.	11,821	1,932,261
MRC Global, Inc. (a)	101,100	742,074
NOW, Inc. (a)	287,600	2,200,140
Veritiv Corp. (a)	17,500	1,567,300

		9,181,635

Water Utilities—0.7%
American States Water Co.	43,500	3,720,120

Wireless Telecommunication Services—0.4%
Gogo, Inc. (a) (b)	125,700	2,174,610

Total Common Stocks (Cost $421,420,942)		511,311,784

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $6,892,252; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $7,030,148.	6,892,252	6,892,252

Total Short-Term Investments (Cost $6,892,252)		6,892,252

Securities Lending Reinvestments (c)—7.0%

Certificate of Deposit—0.2%
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	1,000,000	999,994

Commercial Paper—0.2%
UBS AG 0.240%, 03/30/22	1,000,000	999,073

Repurchase Agreements—5.5%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,234.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $4,001,361; collateralized by various Common Stock with an aggregate market value of $4,445,352.	4,000,000	4,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,142,124; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $5,244,961.	5,142,118	5,142,118

BHFTI-239

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $1,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $1,020,000.	1,000,000	$1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $500,204; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $500,002; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $510,002.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,000,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $5,000,194; collateralized by various Common Stock with an aggregate market value of $5,556,300.	5,000,000	5,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,000,046; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,110,031.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,100,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,221,680.	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,000,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,020,051.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,133.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,439,119; collateralized by various Common Stock with an aggregate market value of $2,710,081.	2,439,024	2,439,024

		28,681,142

Time Deposits—0.4%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	1,000,000	1,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	300,000	300,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	1,000,000	1,000,000

		2,300,000

Mutual Funds—0.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (e)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (e)	500,000	500,000

		3,500,000

Total Securities Lending Reinvestments (Cost $36,479,942)		36,480,209

Total Investments—107.0% (Cost $464,793,136)		554,684,245
Other assets and liabilities (net)—(7.0)%		(36,523,374)

Net Assets—100.0%		$518,160,871

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $36,414,131 and the collateral received consisted of cash in the amount of $36,479,329 and non-cash collateral with a value of $1,404,940. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

BHFTI-240

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/17/21	64	USD	7,042,560	$(144,675)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1		Level 2	Level 3	Total
Total Common Stocks*	$511,311,784		$—	$—	$511,311,784
Total Short-Term Investment*	—		6,892,252	—	6,892,252
Securities Lending Reinvestments
Certificate of Deposit	—		999,994	—	999,994
Commercial Paper	—		999,073	—	999,073
Repurchase Agreements	—		28,681,142	—	28,681,142
Time Deposits	—		2,300,000	—	2,300,000
Mutual Funds	3,500,000		—	—	3,500,000
Total Securities Lending Reinvestments	3,500,000		32,980,209	—	36,480,209
Total Investments	$514,811,784		$39,872,461	$—	$554,684,245

Collateral for Securities Loaned (Liability)	$—		$(36,479,329)	$—	$(36,479,329)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(144,675	) $	—	$—	$(144,675)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-241

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—68.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Northrop Grumman Corp.	13,549	$4,879,672

Banks—1.9%
HDFC Bank, Ltd.	273,683	5,859,622
M&T Bank Corp.	23,523	3,512,925

		9,372,547

Capital Markets—3.2%
Goldman Sachs Group, Inc. (The)	9,294	3,513,411
S&P Global, Inc.	28,922	12,288,668

		15,802,079

Chemicals—3.9%
Linde plc	37,731	11,069,521
Sherwin-Williams Co. (The)	30,293	8,473,861

		19,543,382

Commercial Services & Supplies—0.8%
Copart, Inc. (a)	26,908	3,732,678

Electronic Equipment, Instruments & Components—0.7%
Halma plc	88,313	3,368,767

Food & Staples Retailing—2.0%
Costco Wholesale Corp.	22,346	10,041,175

Health Care Equipment & Supplies—3.2%
Danaher Corp.	51,429	15,657,045

Health Care Providers & Services—2.2%
UnitedHealth Group, Inc.	27,568	10,771,920

Hotels, Restaurants & Leisure—4.0%
Airbnb, Inc. - Class A (a)	98,451	16,515,155
Vail Resorts, Inc. (a)	9,844	3,288,388

		19,803,543

Industrial Conglomerates—1.9%
Roper Technologies, Inc.	20,717	9,242,475

Insurance—0.7%
AIA Group, Ltd.	291,800	3,359,826

Interactive Media & Services—5.3%
Alphabet, Inc. - Class A (a)	4,953	13,241,945
Alphabet, Inc. - Class C (a)	633	1,687,141
Facebook, Inc. - Class A (a)	33,148	11,250,100

		26,179,186

Internet & Direct Marketing Retail—4.1%
Alibaba Group Holding, Ltd. (ADR) (a)	25,467	3,770,389
Amazon.com, Inc. (a)	4,404	14,467,316

Internet & Direct Marketing Retail—(Continued)
Farfetch, Ltd. - Class A (a)	56,664	2,123,767

		20,361,472

IT Services—6.4%
Accenture plc - Class A	30,981	9,911,441
MasterCard, Inc. - Class A	31,063	10,799,984
Nomura Research Institute, Ltd.	173,000	6,375,835
VeriSign, Inc. (a)	23,058	4,727,121

		31,814,381

Leisure Products—1.4%
Peloton Interactive, Inc. - Class A (a)	82,637	7,193,551

Life Sciences Tools & Services—4.0%
IQVIA Holdings, Inc. (a)	55,455	13,283,691
Mettler-Toledo International, Inc. (a)	4,835	6,659,535

		19,943,226

Machinery—3.4%
Atlas Copco AB - A Shares	95,199	5,774,800
Cummins, Inc.	48,887	10,978,065

		16,752,865

Personal Products—1.8%
Estee Lauder Cos., Inc. (The) - Class A	28,938	8,679,374

Semiconductors & Semiconductor Equipment—8.9%
ASML Holding NV	23,416	17,273,335
NVIDIA Corp.	49,007	10,152,290
Taiwan Semiconductor Manufacturing Co., Ltd.	511,000	10,537,354
Texas Instruments, Inc.	31,439	6,042,890

		44,005,869

Software—5.2%
Dassault Systemes SE	73,394	3,847,806
Descartes Systems Group, Inc. (The) (a)	36,409	2,963,657
Dropbox, Inc. - Class A (a)	173,474	5,068,910
Salesforce.com, Inc. (a)	51,847	14,061,943

		25,942,316

Specialty Retail—1.7%
Home Depot, Inc. (The)	24,977	8,198,950

Textiles, Apparel & Luxury Goods—0.8%
Canada Goose Holdings, Inc. (a)	116,232	4,150,619

Total Common Stocks (Cost $220,061,904)		338,796,918

Corporate Bonds & Notes—14.9%

Aerospace/Defense—0.3%
Boeing Co. (The)
2.196%, 02/04/26	245,000	246,806

BHFTI-242

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co. (The)
3.100%, 05/01/26	20,000	$21,139
3.250%, 02/01/35	5,000	5,000
3.550%, 03/01/38	20,000	20,314
3.625%, 03/01/48	5,000	4,909
3.750%, 02/01/50	15,000	15,140
3.850%, 11/01/48	85,000	86,609
3.950%, 08/01/59	85,000	87,235
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	389,425
TransDigm, Inc.
5.500%, 11/15/27	85,000	87,337
7.500%, 03/15/27	5,000	5,238
8.000%, 12/15/25 (144A)	340,000	362,525

		1,331,677

Airlines—0.4%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	194,672	198,604
4.125%, 12/15/27 (144A)	132,806	130,725
American Airlines Group, Inc. 3.750%, 03/01/25 (144A) (b)	10,000	9,011
American Airlines Pass-Through Trust
3.700%, 10/15/25	83,602	80,804
3.750%, 10/15/25	172,664	166,441
4.950%, 02/15/25	103,020	103,313
American Airlines, Inc. 11.750%, 07/15/25 (144A)	415,000	513,562
American Airlines, Inc./AAdvantage Loyalty IP, Ltd
5.500%, 04/20/26 (144A)	25,000	26,281
5.750%, 04/20/29 (144A)	30,000	32,325
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	285,000	309,915
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	38,924	40,950
United Airlines Pass-Through Trust
3.650%, 10/07/25	70,023	69,612
5.875%, 10/15/27	241,144	269,850
United Airlines, Inc.
4.375%, 04/15/26 (144A)	20,000	20,525
4.625%, 04/15/29 (144A) (b)	30,000	31,004

		2,002,922

Auto Manufacturers—0.8%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	109,200
BMW U.S. Capital LLC
3.150%, 04/18/24 (144A)	195,000	206,792
4.150%, 04/09/30 (144A)	200,000	230,685
Ford Motor Co. 6.625%, 10/01/28	215,000	258,004
General Motors Co.
5.200%, 04/01/45	265,000	322,703
6.250%, 10/02/43	55,000	74,082

Auto Manufacturers—(Continued)
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	90,269
Hyundai Capital America
0.875%, 06/14/24 (144A)	350,000	348,156
2.650%, 02/10/25 (144A)	110,000	114,260
2.750%, 09/27/26 (144A)	500,000	518,316
6.375%, 04/08/30 (144A)	175,000	224,720
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	270,615
Kia Corp.
1.750%, 10/16/26 (144A)	200,000	200,497
3.000%, 04/25/23 (144A)	380,000	393,815
Nissan Motor Acceptance Co. LLC 1.125%, 09/16/24 (144A)	250,000	249,530
Toyota Motor Corp. 2.362%, 03/25/31	305,000	315,380

		3,927,024

Auto Parts & Equipment—0.0%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	123,912

Banks—2.6%
ANZ New Zealand International Ltd. 1.250%, 06/22/26 (144A)	375,000	373,382
Banco Bilbao Vizcaya Argentaria S.A. 0.750%, 09/11/22 (EUR)	400,000	468,386
Banco Bradesco S.A. 2.850%, 01/27/23 (144A)	200,000	203,102
Banco Santander S.A.
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	199,071
3.125%, 02/23/23	200,000	207,122
Bank of America Corp. 0.523%, SOFR + 0.410%, 06/14/24 (c)	255,000	254,892
Bank of Montreal 0.949%, SOFR + 0.603%, 01/22/27 (c)	500,000	492,217
Bank of New Zealand 1.000%, 03/03/26 (144A)	250,000	245,962
Bank of Nova Scotia (The)
1.050%, 03/02/26	295,000	291,675
1.300%, 09/15/26	260,000	258,089
1.900%, 12/02/21 (CAD)	320,000	253,317
Barclays plc 3.650%, 03/16/25	225,000	241,775
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	398,804
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	388,020
Credit Agricole S.A. 3.250%, 10/04/24 (144A)	665,000	709,232
4.375%, 03/17/25 (144A)	200,000	217,990
Credit Suisse Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	250,000	255,631
4.194%, SOFR + 3.730%, 04/01/31 (144A) (c)	250,000	280,012

BHFTI-243

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
DNB Bank ASA 1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	$410,187
Goldman Sachs Group, Inc. 0.657%, SOFR + 0.505%, 09/10/24 (c)	255,000	255,042
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	255,815
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	205,522
Itau Unibanco Holding S.A. 2.900%, 01/24/23 (144A)	200,000	203,002
Kookmin Bank 1.375%, 05/06/26 (144A)	315,000	314,332
Kreditanstalt fuer Wiederaufbau 1.250%, 08/28/23 (NOK)	4,220,000	483,822
Lloyds Banking Group plc
3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	215,638
4.500%, 11/04/24	200,000	219,621
Macquarie Group Ltd. 1.629%, SOFR + 0.910%, 09/23/27 (144A) (c)	425,000	422,926
Mizuho Financial Group, Inc. 2.564%, 09/13/31	205,000	202,110
NatWest Markets plc 0.800%, 08/12/24 (144A)	200,000	199,578
Nordea Bank Abp 0.750%, 08/28/25 (144A)	410,000	405,380
Royal Bank of Canada
0.875%, 01/20/26	305,000	300,245
1.200%, 04/27/26	235,000	233,547
2.250%, 11/01/24	350,000	365,351
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	100,000	107,075
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	288,536
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	316,568
Sumitomo Mitsui Financial Group, Inc. 1.402%, 09/17/26	310,000	307,459
TC Ziraat Bankasi AS 5.375%, 03/02/26 (144A)	250,000	242,560
Toronto-Dominion Bank (The) 3.500%, 07/19/23	335,000	353,899
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	394,007
Westpac Banking Corp. 2.650%, 01/16/30	400,000	425,409

		12,866,310

Beverages—0.1%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	441,571
Diageo Capital plc 2.125%, 04/29/32	200,000	198,872

		640,443

Building Materials—0.3%
Cemex S.A.B. de C.V. 3.875%, 07/11/31 (144A)	400,000	400,240
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	975,000	989,946
Masco Corp. 6.500%, 08/15/32	8,000	10,573
7.750%, 08/01/29	94,000	126,508

		1,527,267

Chemicals—0.3%
Ashland LLC 3.375%, 09/01/31 (144A)	135,000	136,181
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	200,000	212,480
4.500%, 01/31/30	200,000	212,800
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	213,523
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	125,000	129,688
Orbia Advance Corp. S.A.B. de C.V.
1.875%, 05/11/26 (144A)	210,000	210,344
4.000%, 10/04/27	200,000	218,002

		1,333,018

Commercial Services—0.2%
Adani Ports & Special Economic Zone, Ltd.
3.100%, 02/02/31 (144A)	200,000	191,108
4.200%, 08/04/27	280,000	293,700
Edenred 1.875%, 03/06/26 (EUR)	200,000	249,569
Holding d’Infrastructures de Transport SAS
0.625%, 03/27/23 (EUR)	100,000	116,925
1.625%, 11/27/27 (EUR)	100,000	123,027
Square, Inc. 3.500%, 06/01/31 (144A)	55,000	56,415
TriNet Group, Inc. 3.500%, 03/01/29 (144A)	85,000	85,212

		1,115,956

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.450%, 03/15/43	40,000	50,600

Diversified Financial Services—1.0%
Aircastle, Ltd. 5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	35,816
Ally Financial, Inc.
4.700%, 5Y H15 + 3.868%, 05/15/26 (b) (c)	125,000	130,106
4.700%, 7Y H15 + 3.481%, 05/15/28 (c)	105,000	109,725
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	275,865
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	213,230
Brookfield Finance I UK plc 2.340%, 01/30/32	175,000	172,194

BHFTI-244

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	$205,240
Nationstar Mortgage Holdings, Inc. 5.500%, 08/15/28 (144A)	130,000	133,900
Navient Corp. 5.625%, 08/01/33	260,000	247,325
OneMain Finance Corp.
5.625%, 03/15/23	135,000	141,999
8.250%, 10/01/23	65,000	72,639
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	204,318
Rocket Mortgage LLC 5.250%, 01/15/28 (144A)	70,000	75,425
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A)	410,000	400,652
3.625%, 03/01/29 (144A)	720,000	728,100
3.875%, 03/01/31 (144A)	1,085,000	1,094,494
4.000%, 10/15/33 (144A)	270,000	267,975
Unifin Financiera S.A.B. de C.V.
7.250%, 09/27/23	245,000	245,919
9.875%, 01/28/29 (b)	250,000	251,252

		5,006,174

Electric—0.6%
AES Corp. (The) 3.950%, 07/15/30 (144A)	20,000	21,992
Colbun S.A. 3.150%, 03/06/30	295,000	303,113
Edison International 4.950%, 04/15/25	20,000	22,021
EDP Finance B.V. 1.710%, 01/24/28 (144A)	205,000	201,467
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	199,150
Enel Chile S.A. 4.875%, 06/12/28	110,000	125,950
Engie Energia Chile S.A. 3.400%, 01/28/30	305,000	313,387
Engie S.A. 1.250%, 10/24/41 (EUR)	200,000	233,924
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	200,000	203,328
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	248,754
NRG Energy, Inc. 3.625%, 02/15/31 (144A)	80,000	78,580
Orsted AS 2.125%, 05/17/27 (GBP)	215,000	301,947
Pacific Gas and Electric Co.
3.500%, 08/01/50	130,000	118,227
3.950%, 12/01/47	175,000	168,408
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	499,680

		3,039,928

Energy-Alternate Sources—0.0%
Aydem Yenilenebilir Enerji AS 7.750%, 02/02/27 (144A)	210,000	204,540

Engineering & Construction—0.1%
Cellnex Telecom S.A. 1.750%, 10/23/30 (EUR)	400,000	456,228
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	42,438
TopBuild Corp. 4.125%, 02/15/32 (144A)	40,000	40,400

		539,066

Entertainment—0.1%
Everi Holdings, Inc. 5.000%, 07/15/29 (144A) (b)	10,000	10,247
Penn National Gaming, Inc. 4.125%, 07/01/29 (144A)	35,000	34,594
Scientific Games International, Inc.
7.000%, 05/15/28 (144A)	110,000	118,663
7.250%, 11/15/29 (144A)	60,000	67,418

		230,922

Food—0.4%
BRF S.A. 4.875%, 01/24/30	365,000	365,456
Fonterra Co-operative Group, Ltd. 5.500%, 02/26/24 (AUD)	500,000	403,300
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	80,000	83,242
Kraft Heinz Foods Co.
4.375%, 06/01/46	295,000	335,657
5.500%, 06/01/50	165,000	217,696
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A)	100,000	101,688
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	218,406

		1,725,445

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.500%, 08/01/24	200,000	216,246
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	417,200
Suzano Austria GmbH
2.500%, 09/15/28	255,000	247,987
3.125%, 01/15/32	125,000	120,719
3.750%, 01/15/31	60,000	61,635

		1,063,787

Healthcare-Products—0.1%
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	163,141
Medtronic Global Holdings Co. 1.125%, 03/07/27 (EUR)	105,000	127,912

		291,053

BHFTI-245

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.1%
Catalent Pharma Solutions, Inc. 3.125%, 02/15/29 (144A)	30,000	$29,458
Centene Corp.
2.500%, 03/01/31	275,000	271,219
2.625%, 08/01/31	5,000	4,966
3.000%, 10/15/30	115,000	117,875
Charles River Laboratories International, Inc.
3.750%, 03/15/29 (144A)	20,000	20,425
4.000%, 03/15/31 (144A)	20,000	20,955
Tenet Healthcare Corp. 6.875%, 11/15/31	130,000	149,175

		614,073

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	225,000	246,150

Home Builders—0.0%
Beazer Homes USA, Inc. 7.250%, 10/15/29	120,000	132,150

Insurance—0.2%
AIA Group, Ltd.
3.200%, 03/11/25 (144A)	200,000	211,604
3.600%, 04/09/29	200,000	219,009
3.900%, 04/06/28 (144A)	260,000	289,120
Athene Global Funding 1.608%, 06/29/26 (144A)	100,000	99,928

		819,661

Internet—1.0%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	257,065
Baidu, Inc. 3.875%, 09/29/23	200,000	211,176
Expedia Group, Inc. 2.950%, 03/15/31	400,000	404,224
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	95,000	94,169
Netflix, Inc.
4.875%, 04/15/28	90,000	103,725
4.875%, 06/15/30 (144A)	235,000	276,713
5.375%, 11/15/29 (144A)	25,000	30,281
Tencent Holdings, Ltd.
2.985%, 01/19/23 (144A)	200,000	205,320
3.280%, 04/11/24 (144A)	200,000	210,962
Uber Technologies, Inc.
4.500%, 08/15/29 (144A)	1,285,000	1,293,834
6.250%, 01/15/28 (144A)	1,175,000	1,260,176
7.500%, 09/15/27 (144A)	120,000	131,025
Weibo Corp. 3.500%, 07/05/24	200,000	208,344

		4,687,014

Investment Companies—0.5%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	1,185,000	1,183,519
Owl Rock Capital Corp.
2.875%, 06/11/28	270,000	269,496
4.250%, 01/15/26	480,000	515,185
Owl Rock Technology Finance Corp.
2.500%, 01/15/27	160,000	160,620
4.750%, 12/15/25 (144A)	230,000	251,424

		2,380,244

Iron/Steel—0.0%
ArcelorMittal S.A. 6.750%, 03/01/41	95,000	130,566

Leisure Time—0.3%
Carnival Corp. 5.750%, 03/01/27 (144A)	500,000	516,875
NCL Corp., Ltd. 5.875%, 03/15/26 (144A)	425,000	435,625
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	85,000	88,187
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/26 (144A)	50,000	48,978
5.500%, 04/01/28 (144A)	450,000	460,264

		1,549,929

Lodging—0.1%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower ESC
4.875%, 07/01/31 (144A)	65,000	65,244
5.000%, 06/01/29 (144A)	50,000	51,000
Marriott Ownership Resorts, Inc. 4.500%, 06/15/29 (144A)	90,000	91,125
Travel + Leisure Co.
4.625%, 03/01/30 (144A)	65,000	66,787
6.000%, 04/01/27	10,000	11,082
6.625%, 07/31/26 (144A)	10,000	11,388

		296,626

Machinery-Diversified—0.0%
John Deere Capital Corp. 0.450%, 06/07/24	125,000	124,644

Media—0.9%
AMC Networks, Inc. 4.250%, 02/15/29 (b)	45,000	44,775
Cable Onda S.A. 4.500%, 01/30/30 (144A)	200,000	209,800
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	1,325,000	1,347,989
4.250%, 01/15/34 (144A)	225,000	222,891
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.950%, 06/30/62	115,000	110,939
4.400%, 12/01/61	680,000	707,173

BHFTI-246

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 (144A)	130,000	$134,525
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	209,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875%, 08/15/27 (144A)	40,000	41,750
DISH DBS Corp.
5.125%, 06/01/29	75,000	73,484
5.875%, 11/15/24	475,000	510,758
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	202,282
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	120,000	123,660
5.250%, 08/15/27 (144A)	70,000	72,734
8.375%, 05/01/27 (b)	235,000	251,156
Time Warner Cable LLC
4.500%, 09/15/42	45,000	49,245
5.500%, 09/01/41	30,000	36,768
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	238,050

		4,586,979

Mining—0.6%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	200,000	198,662
5.625%, 04/01/30 (144A)	200,000	241,385
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	285,000	291,241
FMG Resources Pty, Ltd. 4.375%, 04/01/31 (144A)	85,000	87,835
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	340,031
5.400%, 11/14/34	745,000	894,931
5.450%, 03/15/43	310,000	381,687
Glencore Funding LLC 1.625%, 09/01/25 (144A)	410,000	411,350
Novelis Corp. 4.750%, 01/30/30 (144A)	50,000	52,635

		2,899,757

Multi-National—0.3%
International Bank for Reconstruction & Development 1.200%, 07/22/26 (CAD)	1,315,000	1,031,527
Nordic Investment Bank 1.500%, 03/13/25 (NOK)	4,930,000	564,708

		1,596,235

Oil & Gas—0.8%
BP Capital Markets America, Inc. 3.216%, 11/28/23	175,000	184,609
Continental Resources, Inc.
3.800%, 06/01/24	30,000	31,524
5.750%, 01/15/31 (144A)	85,000	102,744
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	199,500

Oil & Gas—(Continued)
Ecopetrol S.A. 5.875%, 05/28/45	325,000	328,250
Empresa Nacional del Petroleo 3.450%, 09/16/31 (144A) (b)	205,000	201,310
EQT Corp.
3.125%, 05/15/26 (144A)	10,000	10,251
3.625%, 05/15/31 (144A) (b)	15,000	15,630
Equinor ASA 3.625%, 04/06/40	355,000	396,637
Occidental Petroleum Corp.
6.625%, 09/01/30 (b)	280,000	345,100
8.875%, 07/15/30	220,000	298,854
Ovintiv, Inc.
6.500%, 08/15/34	10,000	13,487
6.500%, 02/01/38	5,000	6,878
6.625%, 08/15/37	25,000	34,286
7.200%, 11/01/31	5,000	6,710
7.375%, 11/01/31	5,000	6,782
8.125%, 09/15/30	10,000	13,758
Petrobras Global Finance B.V. 5.999%, 01/27/28	315,000	355,320
Petroleos Mexicanos 5.950%, 01/28/31	450,000	436,230
Qatar Petroleum 2.250%, 07/12/31 (144A)	305,000	302,072
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	224,240
Range Resources Corp.
4.875%, 05/15/25	130,000	137,254
5.000%, 03/15/23	86,000	89,225
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	359,878

		4,100,529

Packaging & Containers—0.0%
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	116,758

Pharmaceuticals—0.5%
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	250,000	273,285
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/01/26	455,000	435,663
4.100%, 10/01/46	2,080,000	1,794,000

		2,502,948

Pipelines—0.2%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	427,831
Enbridge Energy Partners L.P. 7.375%, 10/15/45 (b)	90,000	141,922
Enbridge, Inc. 2.900%, 07/15/22	125,000	127,224
EnLink Midstream Partners L.P. 5.450%, 06/01/47	60,000	57,890

BHFTI-247

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A)	25,000	$25,281
MPLX L.P.
4.500%, 07/15/23	10,000	10,587
4.875%, 06/01/25	40,000	44,701

		835,436

Real Estate—0.2%
Country Garden Holdings Co., Ltd.
2.700%, 07/12/26	270,000	250,808
8.000%, 01/27/24	245,000	253,156
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	232,670
Shimao Group Holdings, Ltd. 3.450%, 01/11/31	285,000	253,770
Sunac China Holdings, Ltd. 5.950%, 04/26/24	225,000	177,300

		1,167,704

Real Estate Investment Trusts—0.2%
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	125,000	130,937
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	370,935
0.375%, 02/06/28 (EUR)	110,000	128,132
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	190,726
Realty Income Corp. 1.625%, 12/15/30 (GBP)	125,000	165,124
SBA Communications Corp. 3.125%, 02/01/29 (144A)	155,000	149,769

		1,135,623

Retail—0.1%
1011778 BC ULC / New Red Finance, Inc. 4.000%, 10/15/30 (144A)	80,000	79,200
Carvana Co. 5.500%, 04/15/27 (144A)	180,000	183,726
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	35,000	36,329
Yum! Brands, Inc. 4.625%, 01/31/32	175,000	186,812

		486,067

Semiconductors—0.1%
Broadcom, Inc. 3.187%, 11/15/36 (144A)	85,000	84,753
SK Hynix, Inc. 2.375%, 01/19/31 (144A)	300,000	291,186
Skyworks Solutions, Inc. 1.800%, 06/01/26 (b)	15,000	15,199

		391,138

Software—0.0%
MSCI, Inc. 3.250%, 08/15/33 (144A)	50,000	50,573

Telecommunications—1.2%
America Movil S.A.B. de C.V.
2.125%, 03/10/28 (EUR)	235,000	301,421
2.875%, 05/07/30	200,000	208,054
AT&T, Inc.
3.500%, 09/15/53	45,000	44,537
3.650%, 09/15/59	147,000	146,548
Bharti Airtel, Ltd. 3.250%, 06/03/31	305,000	306,642
Cincinnati Bell, Inc. 8.000%, 10/15/25 (144A)	15,000	15,633
CommScope Technologies LLC 5.000%, 03/15/27 (144A) (b)	580,000	551,673
CommScope, Inc. 4.750%, 09/01/29 (144A)	730,000	729,087
KT Corp. 2.500%, 07/18/26 (144A) (b)	210,000	219,601
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A)	180,000	197,100
6.625%, 10/15/26	180,000	189,180
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24	200,000	209,240
4.755%, 11/11/24 (144A)	400,000	418,481
Ooredoo International Finance, Ltd. 2.625%, 04/08/31 (144A)	250,000	254,560
T-Mobile USA, Inc.
3.375%, 04/15/29	760,000	792,870
3.500%, 04/15/31	425,000	448,220
3.875%, 04/15/30	355,000	391,978
Turk Telekomunikasyon AS 6.875%, 02/28/25	360,000	389,268
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	228,179
Verizon Communications, Inc. 2.850%, 09/03/41	40,000	39,039

		6,081,311

Total Corporate Bonds & Notes (Cost $70,698,914)		73,952,159

Foreign Government—9.2%

Banks—0.1%
Corp. Financiera de Desarrollo S.A. 2.400%, 09/28/27 (144A)	365,000	361,719

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	264,797

BHFTI-248

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Regional Government—0.2%
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	1,480,000	$1,069,089
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	253,499

		1,322,588

Sovereign—8.7%
Australia Government Bond 5.500%, 04/21/23 (AUD)	950,000	744,814
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	2,451,000	423,773
Brazilian Government International Bonds
4.500%, 05/30/29	340,000	348,942
4.625%, 01/13/28	290,000	304,848
Canadian Government Bonds
0.500%, 03/01/22 (CAD)	535,000	422,969
0.500%, 09/01/25 (CAD)	6,835,000	5,299,580
Chile Government International Bond 2.550%, 01/27/32	350,000	346,791
China Government Bonds
2.200%, 07/27/25 (CNY)	11,000,000	1,683,683
3.390%, 05/21/25 (CNY)	1,000,000	159,509
3.900%, 07/04/36 (CNY)	3,000,000	511,065
4.000%, 11/30/35 (CNY)	7,500,000	1,322,648
Colombia Government International Bond 3.875%, 04/25/27	200,000	207,274
Colombian TES
6.250%, 11/26/25 (COP)	1,305,500,000	343,363
7.500%, 08/26/26 (COP)	4,868,600,000	1,324,283
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	239,115
4.875%, 09/23/32 (144A)	150,000	153,002
6.000%, 07/19/28 (144A)	200,000	226,002
8.625%, 04/20/27 (144A)	200,000	241,400
Egypt Government International Bonds
5.250%, 10/06/25	200,000	204,040
7.625%, 05/29/32	200,000	199,306
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	199,972
Export-Import Bank of India 2.250%, 01/13/31 (144A)	310,000	287,618
Export-Import Bank of Korea
3.000%, 11/01/22	200,000	205,535
6.750%, 08/09/22 (INR)	17,900,000	245,408
6.900%, 02/07/23 (INR)	70,500,000	970,953
French Republic Government Bond OAT 4.250%, 10/25/23 (EUR)	390,000	497,907
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	206,462
4.125%, 01/15/25 (144A)	200,000	218,712
4.750%, 01/08/26	200,000	226,937
4.750%, 01/08/26 (144A)	200,000	226,937
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	402,917
7.500%, 05/15/38 (IDR)	6,358,000,000	462,440

Sovereign—(Continued)
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	405,000	460,299
3.400%, 03/18/24 (EUR)	65,000	82,717
Israel Government Bond - Fixed 1.000%, 03/31/30 (ILS)	1,130,000	345,171
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30 (EUR)	895,000	1,093,610
2.000%, 02/01/28 (EUR)	325,000	414,905
2.500%, 11/15/25 (EUR)	605,000	773,604
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	335,000,000	2,911,230
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (d)	84,498,660	779,655
Korea Treasury Bonds
0.875%, 12/10/23 (KRW)	500,000,000	416,188
1.125%, 09/10/25 (KRW)	500,000,000	410,738
1.500%, 12/10/30 (KRW)	1,120,530,000	888,616
2.000%, 09/10/22 (KRW)	380,000,000	323,629
Malaysia Government Bond 3.480%, 03/15/23 (MYR)	3,295,000	803,812
Mexican Bonos
5.750%, 03/05/26 (MXN)	24,011,500	1,109,241
7.500%, 06/03/27 (MXN)	8,252,400	406,149
8.000%, 12/07/23 (MXN)	1,835,000	91,988
8.500%, 05/31/29 (MXN)	14,420,800	747,242
Mexico Government International Bonds
3.250%, 04/16/30 (b)	335,000	343,030
4.000%, 03/15/15 (EUR)	100,000	125,852
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	690,000	455,306
3.000%, 04/20/29 (NZD)	455,000	339,313
Nigeria Government International Bond 6.125%, 09/28/28 (144A)	200,000	200,552
Norway Government Bond 2.000%, 05/24/23 (144A) (NOK)	1,477,000	172,153
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	225,600
Peruvian Government International Bond 2.392%, 01/23/26	125,000	127,540
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	290,485
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	3,000,000	704,582
3.250%, 07/25/25 (PLN)	1,445,000	390,928
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	919,163
Romania Government Bond 4.150%, 10/24/30 (RON)	3,345,000	780,937
Romanian Government International Bond 2.000%, 04/14/33 (144A) (EUR)	120,000	132,511
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	1,120,000	869,002
2.750%, 07/01/23 (SGD)	515,000	394,213
South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	651,217
8.875%, 02/28/35 (ZAR)	5,960,000	351,639

BHFTI-249

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Spain Government Bonds
1.600%, 04/30/25 (144A) (EUR)	180,000	$223,682
1.950%, 07/30/30 (144A) (EUR)	310,000	411,910
4.400%, 10/31/23 (144A) (EUR)	525,000	671,044
Sweden Government Bond 0.125%, 05/12/31 (144A) (SEK)	4,200,000	466,555
Turkey Government International Bonds
5.250%, 03/13/30	950,000	875,984
7.625%, 04/26/29	200,000	213,177
United Kingdom Gilt
1.500%, 07/22/26 (GBP)	640,000	900,286
2.750%, 09/07/24 (GBP)	215,000	309,268
4.250%, 06/07/32 (GBP)	125,000	222,512
Uruguay Government International Bonds
4.375%, 01/23/31	170,000	196,559
8.250%, 05/21/31 (UYU)	9,950,000	234,976

		43,116,975

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	346,691

Total Foreign Government (Cost $45,863,169)		45,412,770

U.S. Treasury & Government Agencies—3.9%

U.S. Treasury—3.9%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/22 (d)	258,150	261,753
0.375%, 07/15/27 (d)	1,138,177	1,266,089
0.625%, 04/15/23 (d)	2,582,439	2,702,145
U.S. Treasury Notes
0.125%, 01/31/23	535,000	534,728
0.125%, 03/31/23	1,315,000	1,313,716
0.125%, 04/30/23	2,030,000	2,027,304
0.125%, 05/31/23	2,150,000	2,146,557
0.125%, 12/15/23	3,075,000	3,060,586
0.750%, 03/31/26 (b)	6,085,000	6,041,977

Total U.S. Treasury & Government Agencies (Cost $19,072,317)		19,354,855

Convertible Bonds—2.0%

Airlines—0.2%
JetBlue Airways Corp. 0.500%, 04/01/26	35,000	34,295
Southwest Airlines Co. 1.250%, 05/01/25	710,000	1,060,562

		1,094,857

Biotechnology—0.5%
BioMarin Pharmaceutical, Inc. 0.599%, 08/01/24	2,110,000	2,158,923

Biotechnology—(Continued)
Ionis Pharmaceuticals, Inc. Zero Coupon, 04/01/26	85,000	77,243
Livongo Health, Inc. 0.875%, 06/01/25	150,000	197,385

		2,433,551

Entertainment—0.0%
Penn National Gaming, Inc. 2.750%, 05/15/26	15,000	47,865

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 06/01/27 (b)	1,005,000	1,009,459

Internet—0.4%
Expedia Group, Inc. Zero Coupon, 02/15/26 (b)	460,000	496,640
Palo Alto Networks, Inc. 0.375%, 06/01/25	670,000	1,106,219
Twitter, Inc. Zero Coupon, 03/15/26	115,000	106,759
Uber Technologies, Inc. Zero Coupon, 12/15/25 (b)	355,000	345,284

		2,054,902

Leisure Time—0.0%
Peloton Interactive, Inc. Zero Coupon, 02/15/26	85,000	74,824

Media—0.7%
DISH Network Corp.
Zero Coupon, 12/15/25 (144A)	580,000	693,100
3.375%, 08/15/26	2,320,000	2,411,640

		3,104,740

Software—0.0%
Splunk, Inc. 1.125%, 06/15/27	85,000	83,353
Zynga, Inc. Zero Coupon, 12/15/26	20,000	19,312

		102,665

Total Convertible Bonds (Cost $9,739,780)		9,922,863

Municipals—0.1%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $644,820)	645,000	673,508

BHFTI-250

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Convertible Preferred Stock—0.1%

Security Description	Shares/ Principal Amount*	Value

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28 (Cost $264,976)	5,754	$285,111

Floating Rate Loans (e)—0.0%

Lodging—0.0%
Hilton Grand Vacations Borrower LLC Term Loan, 08/02/28 (f)	56,833	57,032

Pharmaceuticals—0.0%
Jazz Financing Lux S.a.r.l. Term Loan, 05/05/28 (f)	48,000	48,120

Total Floating Rate Loans (Cost $104,309)		105,152

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	81,931	65,799

Total Mortgage-Backed Securities (Cost $76,457)		65,799

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $4,900,627; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $4,998,690.	4,900,627	4,900,627

Total Short-Term Investments (Cost $4,900,627)		4,900,627

Securities Lending Reinvestments (g)—0.7%

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $305,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $311,248.	305,145	305,145
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $400,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $408,000.	400,000	400,000

Repurchase Agreements—(Continued)
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $510,001.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $94,982; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $96,882.	94,982	94,982
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $600,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $612,000.	600,000	600,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $250,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $277,508.	250,000	250,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $79,868; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $81,469.	79,868	79,868

		2,229,995

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	31,106	31,106

Mutual Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (h)	250,000	250,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	300,000	300,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (h)	300,000	300,000

		850,000

Total Securities Lending Reinvestments (Cost $3,111,101)		3,111,101

Total Investments—100.4% (Cost $374,538,374)		496,580,863
Other assets and liabilities (net)—(0.4)%		(1,733,213)

Net Assets—100.0%		$494,847,650

BHFTI-251

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $3,744,359 and the collateral received consisted of cash in the amount of $3,111,101 and non-cash collateral with a value of $751,950. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal amount of security is adjusted for inflation.
(e)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(f)	This loan will settle after September 30, 2021, at which time the interest rate will be determined.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $40,531,540, which is 8.2% of net assets.

Country Diversification as of September 30, 2021 (Unaudited)	% of Net Assets
United States	65.0
United Kingdom	4.0
Netherlands	3.6
Canada	3.5
Japan	2.1
Taiwan	2.1
China	1.9
India	1.4
France	1.4
Sweden	1.3

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,450,000	HSBCU	12/15/21	USD	1,080,359	$(31,736)
EUR	14,992,000	MSC	12/15/21	USD	17,772,031	(380,347)
GBP	796,000	UBSA	12/15/21	USD	1,099,793	(27,154)
JPY	1,176,000,000	CSI	12/15/21	USD	10,674,994	(101,997)
KRW	813,000,000	BOA	12/15/21	USD	697,734	(11,810)

Contracts to Deliver
BRL	3,300,000	BOA	12/02/21	USD	618,476	18,278
CAD	5,968,000	UBSA	12/15/21	USD	4,713,650	1,890
COP	7,721,975,000	CSI	12/15/21	USD	2,010,407	(7,777)
IDR	13,001,580,000	UBSA	12/15/21	USD	903,729	1,726
MXN	29,008,000	BOA	12/15/21	USD	1,435,706	44,864
NZD	660,000	MSC	12/15/21	USD	469,946	14,565
ZAR	8,054,000	CBNA	12/15/21	USD	552,875	23,268

Cross Currency Contracts to Buy
EUR	366,492	MSC	12/15/21	NOK	3,786,000	(7,684)

Net Unrealized Depreciation						$(463,914)

BHFTI-252

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	(25)	USD	(3,631,250)	$55,809
U.S. Treasury Ultra Long Bond Futures	12/21/21	(2)	USD	(382,125)	18,621

Net Unrealized Appreciation					$74,430

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(HSBCU)—	HSBC Bank USA
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RON)—	New Romanian Leu
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,879,672	$—	$—	$4,879,672
Banks	3,512,925	5,859,622	—	9,372,547
Capital Markets	15,802,079	—	—	15,802,079
Chemicals	19,543,382	—	—	19,543,382
Commercial Services & Supplies	3,732,678	—	—	3,732,678

BHFTI-253

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electronic Equipment, Instruments & Components	$—	$3,368,767	$—	$3,368,767
Food & Staples Retailing	10,041,175	—	—	10,041,175
Health Care Equipment & Supplies	15,657,045	—	—	15,657,045
Health Care Providers & Services	10,771,920	—	—	10,771,920
Hotels, Restaurants & Leisure	19,803,543	—	—	19,803,543
Industrial Conglomerates	9,242,475	—	—	9,242,475
Insurance	—	3,359,826	—	3,359,826
Interactive Media & Services	26,179,186	—	—	26,179,186
Internet & Direct Marketing Retail	20,361,472	—	—	20,361,472
IT Services	25,438,546	6,375,835	—	31,814,381
Leisure Products	7,193,551	—	—	7,193,551
Life Sciences Tools & Services	19,943,226	—	—	19,943,226
Machinery	10,978,065	5,774,800	—	16,752,865
Personal Products	8,679,374	—	—	8,679,374
Semiconductors & Semiconductor Equipment	16,195,180	27,810,689	—	44,005,869
Software	22,094,510	3,847,806	—	25,942,316
Specialty Retail	8,198,950	—	—	8,198,950
Textiles, Apparel & Luxury Goods	4,150,619	—	—	4,150,619
Total Common Stocks	282,399,573	56,397,345	—	338,796,918
Total Corporate Bonds & Notes*	—	73,952,159	—	73,952,159
Total Foreign Government*	—	45,412,770	—	45,412,770
Total U.S. Treasury & Government Agencies*	—	19,354,855	—	19,354,855
Total Convertible Bonds*	—	9,922,863	—	9,922,863
Total Municipals*	—	673,508	—	673,508
Total Convertible Preferred Stock*	285,111	—	—	285,111
Total Floating Rate Loans*	—	105,152	—	105,152
Total Mortgage-Backed Securities*	—	65,799	—	65,799
Total Short-Term Investment*	—	4,900,627	—	4,900,627
Securities Lending Reinvestments
Repurchase Agreements	—	2,229,995	—	2,229,995
Time Deposit	—	31,106	—	31,106
Mutual Funds	850,000	—	—	850,000
Total Securities Lending Reinvestments	850,000	2,261,101	—	3,111,101
Total Investments	$283,534,684	$213,046,179	$—	$496,580,863

Collateral for Securities Loaned (Liability)	$—	$(3,111,101)	$—	$(3,111,101)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$104,591	$—	$104,591
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(568,505)	—	(568,505)
Total Forward Contracts	$—	$(463,914)	$—	$(463,914)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$74,430	$—	$—	$74,430

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-254

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.1%
Boeing Co. (The) (a)	646,378	$142,164,377

Air Freight & Logistics—2.0%
Expeditors International of Washington, Inc.	597,407	71,169,096

Beverages—2.9%
Monster Beverage Corp. (a)	1,147,913	101,969,112

Biotechnology—5.0%
Regeneron Pharmaceuticals, Inc. (a) (b)	156,418	94,661,045
Vertex Pharmaceuticals, Inc. (a)	441,818	80,141,367

		174,802,412

Capital Markets—2.8%
FactSet Research Systems, Inc.	133,845	52,839,329
SEI Investments Co. (b)	758,124	44,956,753

		97,796,082

Communications Equipment—1.7%
Cisco Systems, Inc. (b)	1,114,338	60,653,417

Energy Equipment & Services—1.4%
Schlumberger NV	1,652,353	48,975,743

Entertainment—3.2%
Walt Disney Co. (The) (a)	653,346	110,526,543

Health Care Equipment & Supplies—1.5%
Intuitive Surgical, Inc. (a)	53,105	52,794,336

Health Care Technology—0.8%
Cerner Corp.	398,505	28,102,573

Hotels, Restaurants & Leisure—4.4%
Starbucks Corp.	742,173	81,869,104
Yum China Holdings, Inc. (b)	478,938	27,831,087
Yum! Brands, Inc.	353,090	43,186,438

		152,886,629

Household Products—1.1%
Colgate-Palmolive Co.	525,536	39,720,011

Interactive Media & Services—13.9%
Alphabet, Inc. - Class A (a)	49,128	131,344,690
Alphabet, Inc. - Class C (a)	49,264	131,303,832
Facebook, Inc. - Class A (a)	649,363	220,387,309

		483,035,831

Internet & Direct Marketing Retail—9.7%
Alibaba Group Holding, Ltd. (ADR) (a)	718,245	106,336,172
Amazon.com, Inc. (a) (b)	70,528	231,687,301

		338,023,473

IT Services—5.9%
Automatic Data Processing, Inc.	120,097	24,009,792
Visa, Inc. - Class A (b)	819,973	182,648,986

		206,658,778

Life Sciences Tools & Services—2.3%
Illumina, Inc. (a)	195,519	79,304,462

Machinery—2.8%
Deere & Co.	285,815	95,768,032

Pharmaceuticals—6.1%
Novartis AG (ADR)	1,111,032	90,860,197
Novo Nordisk A/S (ADR) (b)	381,540	36,631,655
Roche Holding AG (ADR)	1,876,032	85,303,175

		212,795,027

Semiconductors & Semiconductor Equipment—8.4%
NVIDIA Corp.	1,111,702	230,300,186
QUALCOMM, Inc.	497,828	64,209,856

		294,510,042

Software—19.0%
Autodesk, Inc. (a)	539,583	153,872,884
Microsoft Corp. (b)	553,287	155,982,671
Oracle Corp.	1,780,968	155,175,742
Salesforce.com, Inc. (a)	545,861	148,048,420
Workday, Inc. - Class A (a)	202,529	50,609,972

		663,689,689

Total Common Stocks (Cost $2,474,168,258)		3,455,345,665

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $35,311,906; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $36,018,209.	35,311,906	35,311,906

Total Short-Term Investments (Cost $35,311,906)		35,311,906

Securities Lending Reinvestments (c)—1.7%

Certificates of Deposit—0.3%
Cooperatieve Rabobank UA 0.159%, 3M LIBOR + 0.040%, 01/11/22 (d)	2,000,000	2,000,280
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	1,000,000	999,840
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (d)	3,000,000	3,000,033

BHFTI-255

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit —(Continued)
Standard Chartered Bank (NY) 0.170%, 03/28/22	1,000,000	$1,000,000
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	2,000,000	1,998,880

		8,999,033

Commercial Paper—0.0%
Antalis S.A. 0.120%, 12/01/21	400,000	399,886

Repurchase Agreements—1.2%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,469.	2,000,000	2,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $5,549,074; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $5,660,049.	5,549,068	5,549,068
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $4,001,361; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $4,166,896.	4,000,000	4,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $5,000,008; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $5,100,007.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,100,005; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,122,005.	1,100,000	1,100,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $6,000,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/21 at 0.340%, due on 11/04/21 with a maturity value of $4,001,322; collateralized by various Common Stock with an aggregate market value of $4,444,487.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,000,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,020,051.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $5,000,024; collateralized by various Common Stock with an aggregate market value of $5,555,666.	5,000,000	5,000,000

		40,649,068

Time Deposits—0.2%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	500,000	500,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	3,000,000	3,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		7,500,000

Total Securities Lending Reinvestments (Cost $57,547,541)		57,547,987

Total Investments—101.7% (Cost $2,567,027,705)		3,548,205,558

Other assets and liabilities (net)—(1.7)%		(58,752,000)

Net Assets—100.0%		$3,489,453,558

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $55,660,917 and the collateral received consisted of cash in the amount of $57,546,793. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.

BHFTI-256

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,455,345,665	$—	$—	$3,455,345,665
Total Short-Term Investment*	—	35,311,906	—	35,311,906
Total Securities Lending Reinvestments*	—	57,547,987	—	57,547,987
Total Investments	$3,455,345,665	$92,859,893	$—	$3,548,205,558

Collateral for Securities Loaned (Liability)	$—	$(57,546,793)	$—	$(57,546,793)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-257

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—75.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.7%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	66,172,390	$731,866,636
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,107,497	84,819,817
MetLife MSCI EAFE Index Portfolio (Class A) (a)	13,136,578	206,112,912
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,203,439	52,221,509
MetLife Stock Index Portfolio (Class A) (a)	4,419,114	286,270,196

Total Mutual Funds (Cost $1,220,987,405)		1,361,291,070

Short-Term Investments—24.6%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $7,184,687; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $7,328,472.	7,184,687	7,184,687

U.S. Treasury—24.2%
U.S. Treasury Bills
0.024%, 10/05/21 (b)	115,500,000	115,499,709
0.042%, 02/24/22 (b) (c) (d)	172,000,000	171,965,122
0.043%, 03/17/22 (b)	148,250,000	148,217,333

		435,682,164

Total Short-Term Investments (Cost $442,876,082)		442,866,851

Total Investments—100.3% (Cost $1,663,863,487)		1,804,157,921
Other assets and liabilities (net)—(0.3)%		(5,576,832)

Net Assets — 100.0%		$1,798,581,089

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $36,092,680.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2021, the market value of securities pledged was $25,994,728.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/17/21	1,761	USD	199,609,350	$(8,902,084)
Russell 2000 Index E-Mini Futures	12/17/21	480	USD	52,819,200	(1,080,720)
S&P 500 Index E-Mini Futures	12/17/21	1,366	USD	293,536,325	(12,664,869)
S&P Midcap 400 Index E-Mini Futures	12/17/21	309	USD	81,365,880	(2,237,168)

Net Unrealized Depreciation					$(24,884,841)

BHFTI-258

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.340%	Semi-Annually	10/15/31	USD	83,000,000	$(1,717,386)	$(186,215)	$(1,531,171)
Pay	3M LIBOR	Quarterly	1.380%	Semi-Annually	11/11/31	USD	83,000,000	(1,447,155)	(80,401)	(1,366,754)
Pay	3M LIBOR	Quarterly	1.410%	Semi-Annually	12/15/31	USD	85,000,000	(1,518,126)	(219,458)	(1,298,668)
Pay	3M LIBOR	Quarterly	1.500%	Semi-Annually	09/15/31	USD	83,000,000	(417,125)	(149,595)	(267,530)
Pay	3M LIBOR	Quarterly	1.590%	Semi-Annually	07/15/31	USD	83,000,000	386,581	(106,805)	493,386
Pay	3M LIBOR	Quarterly	1.670%	Semi-Annually	08/18/31	USD	83,000,000	948,333	(176,060)	1,124,393

Totals								$(3,764,878)	$(918,534)	$(2,846,344)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$1,361,291,070	$—	$—	$1,361,291,070
Total Short-Term Investments*	—	442,866,851	—	442,866,851
Total Investments	$1,361,291,070	$442,866,851	$—	$1,804,157,921

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(24,884,841)	$—	$—	$(24,884,841)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,617,779	$—	$1,617,779
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,464,123)	—	(4,464,123)
Total Centrally Cleared Swap Contracts	$—	$(2,846,344)	$—	$(2,846,344)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-259

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—2.7%
APA Group	865,133	$5,431,570
Brambles, Ltd.	1,434,942	11,160,879
carsales.com, Ltd.	309,887	5,697,296
Macquarie Group, Ltd.	117,858	15,463,282
Oil Search, Ltd.	2,635,980	8,344,137
Seek, Ltd.	272,516	6,066,552

		52,163,716

Canada—2.3%
Constellation Software, Inc.	10,595	17,357,364
Ritchie Bros Auctioneers, Inc. (a)	254,433	15,700,681
TC Energy Corp.	207,733	9,997,950

		43,055,995

China—4.6%
China Resources Gas Group, Ltd. (a)	1,660,424	8,714,800
ESR Cayman, Ltd. (b)	3,148,000	9,503,170
NetEase, Inc. (ADR)	316,571	27,035,163
Prosus NV (b)	118,458	9,329,538
Tencent Holdings, Ltd.	334,400	19,607,283
Yum China Holdings, Inc.	240,392	13,969,179

		88,159,133

Denmark—3.3%
Novo Nordisk A/S - Class B	574,694	55,276,985
Orsted A/S	61,209	8,075,948

		63,352,933

France—8.6%
BNP Paribas S.A. (a)	472,316	30,254,398
Danone S.A.	203,558	13,893,839
EssilorLuxottica S.A.	42,614	8,148,501
Legrand S.A.	206,168	22,112,221
LVMH Moet Hennessy Louis Vuitton SE	56,849	40,650,676
Schneider Electric SE	286,566	47,644,511

		162,704,146

Germany—7.8%
Adidas AG	70,026	22,065,669
Bayer AG	191,478	10,443,572
Continental AG (b)	86,431	9,475,527
E.ON SE	812,404	9,939,327
GEA Group AG	390,947	17,916,490
Grand City Properties S.A. (a)	747,939	18,657,258
LEG Immobilien SE	149,121	21,097,915
MTU Aero Engines AG	45,109	10,199,689
Scout24 AG	133,586	9,272,575
Symrise AG	145,348	19,174,657
Vitesco Technologies Group AG (b)	17,286	1,021,197

		149,263,876

Greece—0.5%
Hellenic Telecommunications Organization S.A.	467,286	8,733,471

Security Description	Shares	Value

Hong Kong—4.0%
AIA Group, Ltd.	2,592,228	$29,847,278
CLP Holdings, Ltd.	974,000	9,368,256
Hong Kong Exchanges & Clearing, Ltd.	229,400	13,924,181
Techtronic Industries Co., Ltd.	1,181,500	23,161,475

		76,301,190

India—1.4%
HDFC Bank, Ltd.	1,204,234	25,782,953

Ireland—1.7%
AIB Group plc (b)	2,832,325	7,637,616
Flutter Entertainment plc (b)	81,223	15,945,025
Ryanair Holdings plc (ADR) (a) (b)	81,637	8,984,968

		32,567,609

Italy—0.6%
Eni S.p.A.	890,593	11,857,584

Japan—20.8%
Bridgestone Corp.	244,700	11,605,211
Daikin Industries, Ltd.	129,100	27,767,946
Fujitsu, Ltd.	136,600	24,808,005
Hitachi, Ltd.	633,100	37,538,909
Idemitsu Kosan Co., Ltd. (a)	390,200	10,301,091
Kansai Paint Co., Ltd.	374,300	9,306,879
Kao Corp.	224,000	13,346,361
KDDI Corp. (a)	570,600	18,856,908
Kirin Holdings Co., Ltd.	610,700	11,343,145
Koito Manufacturing Co., Ltd.	245,300	14,749,647
Kubota Corp.	1,064,900	22,717,729
Kyocera Corp.	185,000	11,565,230
Kyowa Kirin Co., Ltd.	652,400	23,526,002
Mitsubishi UFJ Financial Group, Inc.	2,931,000	17,112,474
Nitto Denko Corp. (a)	196,200	13,981,468
Nomura Research Institute, Ltd.	429,100	15,814,282
Persol Holdings Co., Ltd.	273,200	6,845,602
Santen Pharmaceutical Co., Ltd.	1,245,800	17,580,016
SMC Corp.	34,500	21,584,159
SoftBank Group Corp.	231,600	13,383,555
Sugi Holdings Co., Ltd.	92,900	6,757,812
Terumo Corp.	322,700	15,171,576
Toyota Industries Corp.	150,400	12,356,320
Yamaha Corp.	144,300	9,071,877
ZOZO, Inc.	227,800	8,529,846

		395,622,050

Netherlands—6.7%
Akzo Nobel NV	219,051	23,852,644
Euronext NV	205,907	23,235,498
ING Groep NV	1,270,971	18,447,096
Koninklijke Philips NV	508,610	22,543,065
NXP Semiconductors NV	86,041	16,852,851
Wolters Kluwer NV	211,111	22,315,038

		127,246,192

BHFTI-260

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.8%
Galp Energia SGPS S.A.	1,255,729	$14,221,065

South Korea—1.3%
NAVER Corp.	40,975	13,351,470
Samsung Electronics Co., Ltd.	192,330	11,970,390

		25,321,860

Spain—2.2%
Amadeus IT Group S.A. (b)	215,440	14,152,794
Cellnex Telecom S.A.	188,922	11,645,520
Iberdrola S.A.	1,578,690	15,767,260

		41,565,574

Sweden—0.1%
Tele2 AB - B Shares (a)	107,783	1,592,197

Switzerland—12.9%
Cie Financiere Richemont S.A. - Class A	135,069	13,927,426
Credit Suisse Group AG	1,367,913	13,562,565
Glencore plc (b)	3,232,177	15,264,166
Julius Baer Group, Ltd.	241,600	15,979,758
Nestle S.A.	456,103	54,877,813
Roche Holding AG	164,310	59,957,328
Schindler Holding AG (Participation Certificate)	58,759	15,723,245
Sika AG	61,618	19,489,462
UBS Group AG	1,277,886	20,420,590
Zurich Insurance Group AG	41,583	16,955,399

		246,157,752

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	971,468	20,032,685

Thailand—0.4%
Advanced Info Service PCL (NVDR)	1,357,500	7,863,750

United Kingdom—9.6%
Beazley plc (b)	593,539	3,008,230
British American Tobacco plc	664,406	23,180,724
Burberry Group plc	223,610	5,444,528
Cairn Energy plc	2,646,720	6,611,183
Croda International plc	196,771	22,470,360
Diageo plc	607,243	29,258,821
Hiscox, Ltd.	609,033	6,847,072
Linde plc	143,962	42,804,275
NatWest Group plc	6,300,140	19,117,369
Ocado Group plc (b)	198,645	4,418,133
Reckitt Benckiser Group plc	259,138	20,282,571

		183,443,266

United States—5.4%
Aon plc - Class A	138,199	39,493,128
Cadence Design Systems, Inc. (b)	75,045	11,364,815
EPAM Systems, Inc. (b)	28,267	16,125,758

United States—(Continued)
QIAGEN NV (b)	416,259	21,643,181
Visa, Inc. - Class A	62,821	13,993,378

		102,620,260

Total Common Stocks (Cost $1,381,416,863)		1,879,629,257

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/2023 (b) (Cost $0)	298,538	140,948

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $17,533,453; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $17,884,195.	17,533,453	17,533,453

Total Short-Term Investments (Cost $17,533,453)		17,533,453

Securities Lending Reinvestments (c)—1.1%

Repurchase Agreements—0.9%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $4,000,021; collateralized by various Common Stock with an aggregate market value of $4,444,937.	4,000,000	4,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $2,404,662; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $2,452,752.	2,404,659	2,404,659
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $1,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000

BHFTI-261

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,154,063; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $1,177,144.	1,154,061	$1,154,061
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $500,002; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $510,002.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $4,000,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $4,080,001.	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $160,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $163,208.	160,000	160,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $4,000,019; collateralized by various Common Stock with an aggregate market value of $4,444,533.	4,000,000	4,000,000

		17,218,720

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	200,000	200,000

Mutual Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (d)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	1,000,000	1,000,000

		3,000,000

Total Securities Lending Reinvestments (Cost $20,418,720)		20,418,720

Total Investments—100.8% (Cost $1,419,369,036)		1,917,722,378
Other assets and liabilities (net)—(0.8)%		(15,037,668)

Net Assets—100.0%		$1,902,684,710

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $47,717,869 and the collateral received consisted of cash in the amount of $20,418,720 and non-cash collateral with a value of $29,761,989. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Pharmaceuticals	8.8
Chemicals	7.9
Banks	6.2
Capital Markets	5.4
Machinery	5.3
Insurance	5.1
Textiles, Apparel & Luxury Goods	4.7
IT Services	4.5
Electrical Equipment	3.7
Food Products	3.6

Glossary of Abbreviations

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt

BHFTI-262

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$52,163,716	$—	$52,163,716
Canada	43,055,995	—	—	43,055,995
China	41,004,342	47,154,791	—	88,159,133
Denmark	—	63,352,933	—	63,352,933
France	—	162,704,146	—	162,704,146
Germany	1,021,197	148,242,679	—	149,263,876
Greece	—	8,733,471	—	8,733,471
Hong Kong	—	76,301,190	—	76,301,190
India	—	25,782,953	—	25,782,953
Ireland	8,984,968	23,582,641	—	32,567,609
Italy	—	11,857,584	—	11,857,584
Japan	—	395,622,050	—	395,622,050
Netherlands	16,852,851	110,393,341	—	127,246,192
Portugal	—	14,221,065	—	14,221,065
South Korea	—	25,321,860	—	25,321,860
Spain	—	41,565,574	—	41,565,574
Sweden	—	1,592,197	—	1,592,197
Switzerland	—	246,157,752	—	246,157,752
Taiwan	—	20,032,685	—	20,032,685
Thailand	7,863,750	—	—	7,863,750
United Kingdom	—	183,443,266	—	183,443,266
United States	80,977,079	21,643,181	—	102,620,260
Total Common Stocks	199,760,182	1,679,869,075	—	1,879,629,257
Total Warrants*	140,948	—	—	140,948
Total Short-Term Investment*	—	17,533,453	—	17,533,453
Securities Lending Reinvestments
Repurchase Agreements	—	17,218,720	—	17,218,720
Time Deposit	—	200,000	—	200,000
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	17,418,720	—	20,418,720
Total Investments	$202,901,130	$1,714,821,248	$—	$1,917,722,378

Collateral for Securities Loaned (Liability)	$—	$(20,418,720)	$—	$(20,418,720)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-263

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—92.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Axon Enterprise, Inc. (a) (b)	473,431	$82,859,894

Biotechnology—2.0%
Alnylam Pharmaceuticals, Inc. (a) (b)	97,552	18,418,793
Exact Sciences Corp. (a) (b)	113,358	10,820,021
Ginkgo Bioworks Holdings, Inc. (a) (b)	523,357	6,065,708
Intellia Therapeutics, Inc. (a) (b)	74,304	9,967,881

		45,272,403

Capital Markets—0.5%
Coinbase Global, Inc. - Class A (a) (b)	48,278	10,982,279

Entertainment—4.4%
ROBLOX Corp. - Class A (a) (b)	1,079,509	81,556,905
Roku, Inc. (a)	66,313	20,779,178

		102,336,083

Health Care Providers & Services—4.3%
Agilon Health Topco, Inc.† (a) (c)	1,294,600	33,365,828
Agilon Health, Inc. (a)	350,550	9,187,916
Covetrus, Inc. (a)	1,237,682	22,451,551
Guardant Health, Inc. (a) (b)	187,522	23,442,125
Oak Street Health, Inc. (a) (b)	261,171	11,107,603

		99,555,023

Health Care Technology—4.5%
GoodRx Holdings, Inc. - Class A (a) (b)	910,801	37,361,057
Teladoc Health, Inc. (a) (b)	60,939	7,727,675
Veeva Systems, Inc. - Class A (a)	198,853	57,303,469

		102,392,201

Interactive Media & Services—12.1%
Pinterest, Inc. - Class A (a) (b)	1,599,244	81,481,482
Twitter, Inc. (a)	1,767,938	106,765,776
Zillow Group, Inc. - Class C (a) (b)	305,548	26,931,001
ZoomInfo Technologies, Inc. - Class A (a)	1,031,224	63,100,596

		278,278,855

Internet & Direct Marketing Retail—7.4%
Farfetch, Ltd. - Class A (a) (b)	835,269	31,305,882
Overstock.com, Inc. (a) (b)	479,344	37,350,485
Stitch Fix, Inc. - Class A (a) (b)	637,943	25,485,823
Wayfair, Inc. - Class A (a) (b)	298,326	76,225,276

		170,367,466

IT Services—19.2%
Affirm Holdings, Inc. (a) (b)	1,057,778	126,013,093
Fastly, Inc. - Class A (a) (b)	1,498,036	60,580,576
Marqeta, Inc. - Class A (a) (b)	935,502	20,693,304
MongoDB, Inc. (a) (b)	247,884	116,879,785
Okta, Inc. (a)	489,786	$116,245,809

		440,412,567

Leisure Products—0.8%
Peloton Interactive, Inc. - Class A (a) (b)	212,217	18,473,490

Life Sciences Tools & Services—1.8%
10X Genomics, Inc. - Class A (a) (b)	153,298	22,317,123
NanoString Technologies, Inc. (a) (b)	418,854	20,109,180

		42,426,303

Metals & Mining—0.3%
Royal Gold, Inc. (b)	65,513	6,255,836

Pharmaceuticals—2.4%
Royalty Pharma plc - Class A	1,526,418	55,164,747

Real Estate Management & Development—1.6%
Opendoor Technologies, Inc. (a) (b)	553,552	11,364,423
Redfin Corp. (a) (b)	510,382	25,570,138

		36,934,561

Software—23.0%
Asana, Inc. - Class A (a)	233,267	24,222,445
Bill.com Holdings, Inc. (a) (b)	311,429	83,135,972
Cipher Mining, Inc. † (a) (c)	1,260,988	12,604,039
Cloudflare, Inc. - Class A (a)	1,085,997	122,337,562
Confluent, Inc. - Class A (a) (b)	238,214	14,209,465
Coupa Software, Inc. (a) (b)	176,603	38,707,845
ironSource, Ltd. - Class A† (a) (c)	2,365,584	25,285,247
ironSource, Ltd. - Class A (a) (b)	677,417	7,363,523
MicroStrategy, Inc. - Class A (a) (b)	16,184	9,360,826
Palantir Technologies, Inc. - Class A (a)	1,292,941	31,082,302
Procore Technologies, Inc. (a) (b)	116,769	10,432,142
Qualtrics International, Inc. - Class A (a) (b)	419,855	17,944,603
Trade Desk, Inc. (The) - Class A (a) (b)	808,271	56,821,451
UiPath, Inc. - Class A (a) (b)	205,446	10,808,514
Unity Software, Inc. (a) (b)	497,088	62,757,360

		527,073,296

Special Purpose Acquisition Companies—0.8%
BowX Acquisition Corp. - Class A (a) (b)	1,177,713	11,777,130
Reinvent Technology Partners Y† (a) (c)	813,259	7,268,096

		19,045,226

Specialty Retail—3.5%
Carvana Co. (a) (b)	266,683	80,415,592

Total Common Stocks (Cost $1,937,355,360)		2,118,245,822

Convertible Preferred Stock—0.7%

Software—0.7%
Databricks, Inc. Series H† (a) (c) (d) (Cost $16,889,079)	76,611	16,889,079

BHFTI-264

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Preferred Stocks—0.1%

Security Description	Shares/ Principal Amount*	Value

Internet & Direct Marketing Retail—0.1%
Overstock.com, Inc. - Series A-1 (Cost $76,885)	17,118	$1,228,216

Warrants—0.0%

Biotechnology—0.0%
Ginkgo Bioworks Holding, Inc., Expires 08/01/26 (Cost $348,554)	104,671	354,835

Escrow Shares—0.0%

Internet & Direct Marketing Retail — 0.0%
Flipkart Escrow Receivable† (a) (c) (d) (Cost $0)	60,812	24,933

Short-Term Investment—7.4%

Repurchase Agreement—7.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $169,364,445; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $172,751,774..	169,364,445	169,364,445

Total Short-Term Investments (Cost $169,364,445)		169,364,445

Securities Lending Reinvestments (e)—21.7%

Certificates of Deposit—9.9%
Agricultural Bank of China 0.190%, 11/17/21	5,000,000	5,000,200
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (f)	12,000,000	11,999,784
Barclays Bank plc 0.180%, 04/07/22	20,000,000	20,011,540
Cooperatieve Rabobank UA
0.159%, 3M LIBOR + 0.040%, 01/11/22 (f)	10,000,000	10,001,400
0.170%, 03/18/22	15,000,000	15,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	20,000,000	19,999,200
Goldman Sachs Bank USA 0.170%, 02/04/22	25,000,000	25,001,750
Mizuho Bank, Ltd. 0.160%, 03/25/22	15,000,000	14,999,265
National Australia Bank, Ltd. 0.160%, 03/02/22	7,000,000	6,999,650
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (f)	11,000,000	11,001,683
Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (f)	5,000,000	5,000,270
Royal Bank of Canada New York
0.185%, 3M LIBOR + 0.040%, 10/05/21 (f)	5,000,000	5,000,055
0.210%, 3M LIBOR + 0.090%, 12/02/21 (f)	5,000,000	5,000,870
Societe Generale
0.140%, 01/05/22	10,000,000	10,000,000
0.150%, 03/15/22	2,000,000	1,999,908
Standard Chartered Bank (NY)
0.150%, 02/02/22	15,000,000	15,000,000
0.170%, 03/28/22	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.142%, 1M LIBOR + 0.060%, 12/17/21 (f)	15,000,000	15,000,360
0.150%, SOFR + 0.100%, 03/15/22 (f)	7,000,000	6,999,391
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 10/15/21	5,000,000	4,999,750
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	2,000,000	1,998,880
Zero Coupon, 03/21/22	5,000,000	4,995,900
0.060%, 10/05/21	5,000,000	4,999,970
Svenska Handelsbanken AB 0.197%, 3M LIBOR + 0.070%, 11/19/21 (f)	1,000,000	1,000,121

		227,009,947

Commercial Pape—1.2%
Antalis S.A. 0.130%, 10/15/21	7,000,000	6,999,622
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (f)	6,000,000	6,000,366
UBS AG 0.240%, 03/30/22	15,000,000	14,986,088

		27,986,076

Repurchase Agreements—7.3%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $602,267; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $614,312.	602,266	602,266
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $10,003,403; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $10,417,239.	10,000,000	10,000,000

BHFTI-265

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $10,200,001.	10,000,000	$10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $15,006,125; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $16,300,092.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $2,045,681.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $4,001,633; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $2,800,012; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $2,856,012.	2,800,000	2,800,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $53,002,061; collateralized by various Common Stock with an aggregate market value of $58,896,781.	53,000,000	53,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $6,700,306; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $7,437,209.	6,700,000	6,700,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $3,000,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $3,331,855.	3,000,000	3,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/21 at 0.340%, due on 11/04/21 with a maturity value of $10,003,306; collateralized by various Common Stock with an aggregate market value of $11,111,216.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $40,000,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $40,802,041.	40,000,000	40,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $10,000,389; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000

		167,102,266

Time Deposits—1.9%
ABN AMRO Bank NV 0.070%, 10/01/21	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	9,000,000	9,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	5,100,000	5,100,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (f)	20,000,000	20,000,000
Skandi New York 0.050%, 10/01/21	5,000,000	5,000,000

		44,100,000

Mutual Funds—1.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (g)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (g)	13,000,000	13,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (g)	10,000,000	10,000,000

		33,000,000

Total Securities Lending Reinvestments (Cost $499,177,585)		499,198,289

Total Purchased Options—0.1% (Cost $12,008,687)		2,486,711
Total Investments—122.2% (Cost $2,635,220,595)		2,807,792,330
Other assets and liabilities (net) —(22.2)%		(510,631,337)

Net Assets—100.0%		$2,297,160,993

BHFTI-266

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $95,437,222, which is 4.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $584,996,995 and the collateral received consisted of cash in the amount of $499,155,402 and non-cash collateral with a value of $97,786,064. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 4.2% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Agilon Health Topco, Inc.	11/07/18	1,294,600	$4,895,659	$33,365,828
Databricks, Inc.—Series H	08/31/21	76,611	16,889,079	16,889,079
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933
Good Works Acquisiton Corp.	03/04/21	1,260,988	12,609,880	12,604,039
ironSource Ltd.—Class A	03/19/21	2,365,584	23,655,840	25,285,247
Reinvent Technology Partners Y	07/14/21	813,259	8,132,590	7,268,096

				$95,437,222

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.641	BNP	11/11/21	392,236,912	USD	392,236,912	$2,130,103	$392	$(2,129,711)
USD Call/CNH Put	CNH	7.449	BNP	01/06/22	483,344,853	USD	483,344,853	2,580,085	12,084	(2,568,001)
USD Call/CNH Put	CNH	7.570	GSI	03/30/22	471,242,125	USD	471,242,125	2,340,690	159,751	(2,180,939)
USD Call/CNH Put	CNH	7.275	JPMC	07/22/22	537,625,611	USD	537,625,611	2,504,712	1,362,343	(1,142,369)
USD Call/CNH Put	CNH	7.375	JPMC	07/27/22	154,567,411	USD	154,567,411	819,980	331,547	(488,433)
USD Call/CNH Put	CNH	7.310	JPMC	08/05/22	240,447,105	USD	240,447,105	1,633,117	620,594	(1,012,523)

Totals								$12,008,687	$2,486,711	$(9,521,976)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-267

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$82,859,894	$—	$—	$82,859,894
Biotechnology	45,272,403	—	—	45,272,403
Capital Markets	10,982,279	—	—	10,982,279
Entertainment	102,336,083	—	—	102,336,083
Health Care Providers & Services	66,189,195	33,365,828	—	99,555,023
Health Care Technology	102,392,201	—	—	102,392,201
Interactive Media & Services	278,278,855	—	—	278,278,855
Internet & Direct Marketing Retail	170,367,466	—	—	170,367,466
IT Services	440,412,567	—	—	440,412,567
Leisure Products	18,473,490	—	—	18,473,490
Life Sciences Tools & Services	42,426,303	—	—	42,426,303
Metals & Mining	6,255,836	—	—	6,255,836
Pharmaceuticals	55,164,747	—	—	55,164,747
Real Estate Management & Development	36,934,561	—	—	36,934,561
Software	489,184,010	37,889,286	—	527,073,296
Special Purpose Acquisition Companies	11,777,130	7,268,096	—	19,045,226
Specialty Retail	80,415,592	—	—	80,415,592
Total Common Stocks	2,039,722,612	78,523,210	—	2,118,245,822
Total Convertible Preferred Stock*	—	—	16,889,079	16,889,079
Total Preferred Stock*	1,228,216	—	—	1,228,216
Total Warrants*	354,835	—	—	354,835
Total Escrow Shares*	—	—	24,933	24,933
Total Short-Term Investment*	—	169,364,445	—	169,364,445
Securities Lending Reinvestments
Certificates of Deposit	—	227,009,947	—	227,009,947
Commercial Paper	—	27,986,076	—	27,986,076
Repurchase Agreements	—	167,102,266	—	167,102,266
Time Deposits	—	44,100,000	—	44,100,000
Mutual Funds	33,000,000	—	—	33,000,000
Total Securities Lending Reinvestments	33,000,000	466,198,289	—	499,198,289
Total Purchased Options at Value	—	2,486,711	—	2,486,711
Total Investments	$2,074,305,663	$716,572,655	$16,914,012	$2,807,792,330

Collateral for Securities Loaned (Liability)	$—	$(499,155,402)	$—	$(499,155,402)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

During the period ended September 30, 2021, a transfer from Level 3 to Level 2 in the amount of $7,631,408 was due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTI-268

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—20.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—20.9%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	7,349,168	$10,510,803
French Republic Government Bond OAT 3.400%, 07/25/29 (EUR) (a)	7,798,325	12,890,361
Italy Buoni Poliennali Del Tesoro
1.250%, 09/15/32 (144A) (EUR)(a)	3,579,174	5,017,610
2.600%, 09/15/23 (144A) (EUR)(a)	1,709,554	2,182,248
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (a)	9,874,970	22,557,275

Total Foreign Government (Cost $51,480,563)		53,158,297

Common Stocks—11.6%

Aerospace & Defense—0.1%
Elbit Systems, Ltd.	165	23,939
General Dynamics Corp.	86	16,859
Howmet Aerospace, Inc.	462	14,414
Huntington Ingalls Industries, Inc.	66	12,742
L3Harris Technologies, Inc.	58	12,774
Lockheed Martin Corp.	59	20,361
MTU Aero Engines AG	22	4,974
Northrop Grumman Corp.	68	24,490
Raytheon Technologies Corp.	372	31,977
Safran S.A.	66	8,275
Textron, Inc.	178	12,426
TransDigm Group, Inc. (b)	21	13,116

		196,347

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	18,357
DSV A/S	67	15,996
Expeditors International of Washington, Inc.	329	39,194
United Parcel Service, Inc. - Class B	78	14,204
Yamato Holdings Co., Ltd.	600	15,211

		102,962

Airlines—0.0%
Air Canada (b)	392	7,158
Alaska Air Group, Inc. (b)	228	13,361
American Airlines Group, Inc. (b)	353	7,243
ANA Holdings, Inc. (b)	1,300	33,752
Delta Air Lines, Inc. (b)	247	10,525
Southwest Airlines Co. (b)	310	15,943

		87,982

Auto Components—0.0%
BorgWarner, Inc.	411	17,759
Denso Corp.	300	19,667
Magna International, Inc.	373	28,071
Stanley Electric Co., Ltd.	600	15,124
Sumitomo Electric Industries, Ltd.	700	9,338

		89,959

Security Description	Shares	Value

Automobiles—0.0%
Ferrari NV	35	$7,327
Ford Motor Co. (b)	1,063	15,052
Honda Motor Co., Ltd.	400	12,336
Isuzu Motors, Ltd.	700	9,197
Renault S.A. (b)	162	5,779
Stellantis NV (Milan-Traded Shares)	854	16,307
Subaru Corp.	500	9,285

		75,283

Banks—0.3%
ABN AMRO Bank NV (b)	1,431	20,590
Banco Santander S.A.	2,376	8,606
Bank Leumi Le-Israel B.M.	5,327	45,218
Bank of America Corp.	695	29,503
Bank of Montreal	294	29,351
Bank of Nova Scotia (The)	409	25,174
BOC Hong Kong Holdings, Ltd.	6,000	17,975
Canadian Imperial Bank of Commerce	295	32,840
Chiba Bank, Ltd. (The)	1,300	8,370
Citizens Financial Group, Inc.	100	4,698
Comerica, Inc.	216	17,388
Danske Bank A/S	1,002	16,891
Fifth Third Bancorp	693	29,411
Huntington Bancshares, Inc.	1,176	18,181
Israel Discount Bank, Ltd. - Class A (b)	1,713	9,044
Japan Post Bank Co., Ltd.	2,200	18,828
KeyCorp	1,042	22,528
Mitsubishi UFJ Financial Group, Inc.	3,700	21,602
Mizrahi Tefahot Bank, Ltd.	747	25,150
Mizuho Financial Group, Inc.	1,950	27,452
People’s United Financial, Inc.	2,608	45,562
Raiffeisen Bank International AG	542	14,100
Regions Financial Corp.	748	15,940
Resona Holdings, Inc.	7,900	31,442
Royal Bank of Canada	373	37,115
Shizuoka Bank, Ltd. (The)	1,700	13,986
Skandinaviska Enskilda Banken AB - Class A	1,128	15,894
Sumitomo Mitsui Financial Group, Inc.	500	17,493
SVB Financial Group (b)	28	18,113
Toronto-Dominion Bank (The)	524	34,689
Truist Financial Corp.	478	28,035
U.S. Bancorp	317	18,843
Wells Fargo & Co.	75	3,481
Zions Bancorp N.A.	255	15,782

		739,275

Beverages—0.3%
Anheuser-Busch InBev S.A.	304	17,169
Asahi Group Holdings, Ltd.	500	24,221
Brown-Forman Corp. - Class B	476	31,897
Budweiser Brewing Co. APAC, Ltd.	1,800	4,531
Carlsberg AS - Class B	223	36,277
Coca-Cola Co. (The)	625	32,794
Coca-Cola Europacific Partners plc	298	16,476

BHFTI-269

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Coca-Cola HBC AG	445	$14,303
Constellation Brands, Inc. - Class A	184	38,767
Davide Campari-Milano NV	2,465	34,700
Diageo plc	846	40,763
Heineken Holding NV	193	16,777
Heineken NV	157	16,321
Ito En, Ltd.	1,300	86,327
Kirin Holdings Co., Ltd.	900	16,717
Molson Coors Beverage Co. - Class B	858	39,794
Monster Beverage Corp. (b)	604	53,653
PepsiCo, Inc.	264	39,708
Pernod Ricard S.A.	165	36,083
Remy Cointreau S.A.	156	30,236
Suntory Beverage & Food, Ltd.	900	37,388
Treasury Wine Estates, Ltd.	3,529	31,373

		696,275

Biotechnology—0.1%
AbbVie, Inc.	277	29,880
Amgen, Inc.	95	20,202
Argenx SE (b)	130	39,234
Biogen, Inc. (b)	70	19,809
CSL, Ltd.	131	27,625
Genmab A/S (b)	93	40,630
Gilead Sciences, Inc.	390	27,242
Grifols S.A.	1,405	34,258
Incyte Corp. (b)	276	18,983
PeptiDream, Inc. (b)	300	9,767
Regeneron Pharmaceuticals, Inc. (b)	47	28,443
Vertex Pharmaceuticals, Inc. (b)	121	21,948

		318,021

Building Products—0.1%
A.O. Smith Corp.	243	14,840
AGC, Inc.	100	5,118
Assa Abloy AB - Class B	828	24,008
Carrier Global Corp.	217	11,232
Fortune Brands Home & Security, Inc.	211	18,868
Johnson Controls International plc	346	23,556
Kingspan Group plc	231	22,850
Lixil Corp.	400	11,623
Masco Corp.	301	16,720
Rockwool International A/S - B Shares	29	12,400
Trane Technologies plc	162	27,969
Xinyi Glass Holdings, Ltd.	10,000	29,705

		218,889

Capital Markets—0.2%
Ameriprise Financial, Inc.	105	27,733
Amundi S.A.	76	6,409
ASX, Ltd.	298	17,408
Bank of New York Mellon Corp. (The)	286	14,826
Cboe Global Markets, Inc.	116	14,368
CME Group, Inc.	61	11,796
Credit Suisse Group AG	573	5,681

Capital Markets—(Continued)
Daiwa Securities Group, Inc.	3,000	17,524
Deutsche Boerse AG	142	23,116
EQT AB	362	14,911
Franklin Resources, Inc.	558	16,584
Intercontinental Exchange, Inc.	152	17,453
MarketAxess Holdings, Inc.	15	6,310
Moody’s Corp.	68	24,147
Morgan Stanley	307	29,874
Nomura Holdings, Inc.	1,300	6,390
Northern Trust Corp.	175	18,867
Raymond James Financial, Inc.	276	25,469
S&P Global, Inc.	75	31,867
Singapore Exchange, Ltd.	1,200	8,781
State Street Corp.	189	16,012
T. Rowe Price Group, Inc.	106	20,850
UBS Group AG	1,081	17,274

		393,650

Chemicals—0.4%
Air Liquide S.A.	205	32,802
Air Products & Chemicals, Inc.	114	29,197
Akzo Nobel NV	262	28,529
Albemarle Corp.	222	48,611
Arkema S.A.	111	14,683
Celanese Corp.	185	27,868
CF Industries Holdings, Inc.	777	43,372
Chr Hansen Holding A/S	260	21,233
Clariant AG	402	7,532
Corteva, Inc.	1,073	45,152
Croda International plc	383	43,737
Dow, Inc.	495	28,492
DuPont de Nemours, Inc.	237	16,114
Eastman Chemical Co.	280	28,207
Ecolab, Inc.	148	30,876
EMS-Chemie Holding AG	17	16,001
FMC Corp.	369	33,786
Givaudan S.A.	8	36,539
International Flavors & Fragrances, Inc.	389	52,017
Johnson Matthey plc	442	15,942
Linde plc	132	38,726
LyondellBasell Industries NV - Class A	277	25,997
Mitsubishi Chemical Holdings Corp.	1,800	16,448
Mitsui Chemicals, Inc.	500	16,787
Mosaic Co. (The)	1,020	36,434
Nippon Paint Holdings Co., Ltd.	975	10,606
Nippon Sanso Holdings Corp.	800	20,132
Nissan Chemical Corp.	300	17,511
Novozymes A/S—B Shares	354	24,236
Nutrien, Ltd.	331	21,484
PPG Industries, Inc.	292	41,759
Sherwin-Williams Co. (The)	132	36,924
Sika AG	62	19,610
Solvay S.A.	129	16,052
Sumitomo Chemical Co., Ltd.	4,000	20,866
Symrise AG	201	26,516
Toray Industries, Inc.	2,200	14,050

BHFTI-270

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Tosoh Corp.	1,000	$18,146
Umicore S.A.	245	14,518
Yara International ASA	278	13,759

		1,051,251

Commercial Services & Supplies—0.1%
Brambles, Ltd.	1,541	11,986
Cintas Corp.	40	15,227
GFL Environmental, Inc.	314	11,674
Rentokil Initial plc	1,860	14,572
Republic Services, Inc.	273	32,776
Ritchie Bros Auctioneers, Inc.	246	15,180
Rollins, Inc.	744	26,286
Sohgo Security Services Co., Ltd.	400	18,061
Waste Management, Inc.	145	21,657

		167,419

Communications Equipment—0.1%
Arista Networks, Inc. (b)	54	18,557
Cisco Systems, Inc.	486	26,453
F5 Networks, Inc. (b)	138	27,432
Juniper Networks, Inc.	721	19,842
Motorola Solutions, Inc.	89	20,676
Nokia Oyj (b)	4,106	22,589
Telefonaktiebolaget LM Ericsson - B Shares	2,475	27,973

		163,522

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	414	11,100
Ferrovial S.A.	334	9,687
Quanta Services, Inc.	222	25,268
Vinci S.A.	59	6,111
WSP Global, Inc.	217	25,983

		78,149

Construction Materials—0.1%
CRH plc	482	22,483
HeidelbergCement AG	232	17,400
Holcim, Ltd.	321	15,443
James Hardie Industries plc	309	11,084
Martin Marietta Materials, Inc.	132	45,102
Vulcan Materials Co.	224	37,892

		149,404

Consumer Finance—0.0%
Synchrony Financial	391	19,112

Containers & Packaging—0.1%
AMCOR plc	3,211	37,215
Avery Dennison Corp.	275	56,983
Ball Corp.	379	34,099
International Paper Co.	780	43,618
Packaging Corp. of America	269	36,971
Sealed Air Corp.	695	38,079

Containers & Packaging—(Continued)
Smurfit Kappa Group plc	619	32,449
WestRock Co.	847	42,206

		321,620

Distributors—0.0%
Genuine Parts Co.	133	16,123
LKQ Corp. (b)	668	33,614
Pool Corp.	21	9,123

		58,860

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc. - Class B (b)	69	18,833
Groupe Bruxelles Lambert S.A.	151	16,601
Investor AB - B Shares	1,384	29,634
Sofina S.A.	53	21,025
Wendel S.E.	163	22,602

		108,695

Diversified Telecommunication Services—0.5%
AT&T, Inc.	2,197	59,341
BCE, Inc.	338	16,932
BT Group plc (b)	10,412	22,362
Cellnex Telecom S.A.	268	16,520
Deutsche Telekom AG	1,851	37,320
Elisa Oyj	446	27,691
HKT Trust & HKT, Ltd.	34,000	46,499
Infrastrutture Wireless Italiane S.p.A.	1,470	16,393
Koninklijke KPN NV	13,605	42,666
Lumen Technologies, Inc.	5,869	72,717
Nippon Telegraph & Telephone Corp.	2,100	58,055
Orange S.A.	4,738	51,328
Proximus SADP	2,395	47,350
Singapore Telecommunications, Ltd.	123,500	222,830
Spark New Zealand, Ltd.	9,951	32,808
Swisscom AG	574	329,584
Telecom Italia S.p.A.	14,841	5,816
Telefonica Deutschland Holding AG	13,323	37,924
Telenor ASA	899	15,100
Telia Co. AB	13,363	55,099
Telstra Corp., Ltd.	4,846	13,659
TELUS Corp.	771	16,947
United Internet AG	686	26,693
Verizon Communications, Inc.	1,847	99,756

		1,371,390

Electric Utilities—1.0%
Alliant Energy Corp.	1,779	99,588
American Electric Power Co., Inc.	872	70,789
AusNet Services, Ltd.	30,001	54,868
Chubu Electric Power Co., Inc.	6,900	81,848
CK Infrastructure Holdings, Ltd.	17,665	98,146
CLP Holdings, Ltd.	29,500	283,741
Duke Energy Corp.	686	66,947
Edison International	1,127	62,515
Electricite de France S.A.	3,378	42,420

BHFTI-271

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Elia Group S.A.	232	$27,710
Endesa S.A.	1,050	21,177
Enel S.p.A.	2,139	16,422
Entergy Corp.	571	56,706
Evergy, Inc.	1,157	71,965
Eversource Energy	814	66,553
Exelon Corp.	1,499	72,462
FirstEnergy Corp.	1,310	46,662
Fortis, Inc.	372	16,503
Fortum Oyj	931	28,314
HK Electric Investments & HK Electric Investments, Ltd.	200,500	199,048
Iberdrola S.A.	1,060	10,587
Kansai Electric Power Co., Inc. (The)	12,100	117,424
NextEra Energy, Inc.	672	52,765
NRG Energy, Inc.	1,373	56,060
Origin Energy, Ltd.	2,287	7,708
Orsted A/S	302	39,846
Pinnacle West Capital Corp.	832	60,204
Power Assets Holdings, Ltd.	29,000	169,957
PPL Corp.	2,238	62,395
Red Electrica Corp. S.A.	687	13,732
Southern Co. (The)	1,166	72,257
SSE plc	1,792	37,629
Terna - Rete Elettrica Nazionale	2,694	19,108
Tohoku Electric Power Co., Inc.	13,000	95,784
Tokyo Electric Power Co. Holdings, Inc. (b)	18,200	52,198
Verbund AG	98	9,900
Xcel Energy, Inc.	1,125	70,312

		2,432,250

Electrical Equipment—0.1%
ABB, Ltd.	881	29,366
Ballard Power Systems, Inc. (b)	537	7,538
Eaton Corp. plc	241	35,984
Emerson Electric Co.	316	29,767
Rockwell Automation, Inc.	79	23,229
Siemens Gamesa Renewable Energy S.A. (b)	300	7,583

		133,467

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. - Class A	478	35,004
Corning, Inc.	617	22,514
Halma plc	802	30,593
Hamamatsu Photonics KK	500	31,017
Hirose Electric Co., Ltd.	210	34,970
Ibiden Co., Ltd.	300	16,584
IPG Photonics Corp. (b)	104	16,474
Keyence Corp.	52	31,158
Keysight Technologies, Inc. (b)	139	22,836
Murata Manufacturing Co., Ltd.	200	17,803
TDK Corp.	219	7,912
TE Connectivity, Ltd.	227	31,149
Teledyne Technologies, Inc. (b)	21	9,021
Venture Corp., Ltd.	2,000	26,357
Yokogawa Electric Corp.	500	8,742
Zebra Technologies Corp. - Class A (b)	33	17,009

		359,143

Energy Equipment & Services—0.0%
Baker Hughes Co.	1,387	34,300
Halliburton Co.	895	19,350
Schlumberger NV	993	29,433
Tenaris S.A.	2,159	22,768

		105,851

Entertainment—0.2%
Activision Blizzard, Inc.	566	43,803
Bollore S.A.	4,819	27,866
Capcom Co., Ltd.	1,000	27,775
Electronic Arts, Inc.	347	49,361
Koei Tecmo Holdings Co., Ltd.	480	22,832
Konami Holdings Corp.	300	18,826
Live Nation Entertainment, Inc. (b)	441	40,188
Netflix, Inc. (b)	75	45,776
Nexon Co., Ltd.	1,300	20,974
Nintendo Co., Ltd.	41	19,945
Sea, Ltd. (ADR) (b)	334	106,456
Square Enix Holdings Co., Ltd.	400	21,077
Take-Two Interactive Software, Inc. (b)	318	48,994
Toho Co., Ltd.	800	37,741
UBISOFT Entertainment S.A. (b)	580	34,789
Universal Music Group NV (b)	338	9,050
Walt Disney Co. (The) (b)	261	44,153

		619,606

Equity Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc.	98	18,725
Ascendas Real Estate Investment Trust	4,100	9,024
AvalonBay Communities, Inc.	54	11,969
Canadian Apartment Properties	312	14,560
CapitaLand Integrated Commercial Trust	6,300	9,365
Covivio	175	14,633
Crown Castle International Corp.	131	22,705
Daiwa House REIT Investment Corp.	9	26,372
Digital Realty Trust, Inc.	90	13,001
Duke Realty Corp.	426	20,393
Equinix, Inc.	18	14,222
Equity Residential	429	34,715
Essex Property Trust, Inc.	49	15,667
Extra Space Storage, Inc.	129	21,671
Federal Realty Investment Trust	179	21,120
Gecina S.A.	100	13,406
GLP J-REIT	8	13,150
Healthpeak Properties, Inc.	366	12,254
Host Hotels & Resorts, Inc. (b)	799	13,048
Iron Mountain, Inc.	293	12,731
Japan Metropolitan Fund Invest	18	17,304
Japan Real Estate Investment Corp.	2	11,980
Kimco Realty Corp.	1,166	24,194
Link REIT	1,600	13,674
Mid-America Apartment Communities, Inc.	124	23,157
Mirvac Group	7,066	15,159
Nippon Building Fund, Inc.	2	12,991
Nippon Prologis REIT, Inc.	11	36,784
Nomura Real Estate Master Fund, Inc.	7	10,087

BHFTI-272

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Orix JREIT, Inc.	6	$10,452
Prologis, Inc.	203	25,462
Public Storage	55	16,341
Realty Income Corp.	177	11,480
Regency Centers Corp.	217	14,611
Simon Property Group, Inc.	99	12,867
UDR, Inc.	253	13,404
United Urban Investment Corp.	5	6,764
Vicinity Centres	3,449	4,109
Vornado Realty Trust	240	10,082
Welltower, Inc.	160	13,184
Weyerhaeuser Co.	560	19,919

		656,736

Food & Staples Retailing—0.5%
Aeon Co., Ltd.	2,600	68,423
Alimentation Couche-Tard, Inc. - Class B	376	14,386
Carrefour S.A.	714	12,852
Coles Group, Ltd.	2,396	29,241
Cosmos Pharmaceutical Corp.	139	23,705
Costco Wholesale Corp.	133	59,764
Empire Co., Ltd.	1,658	50,528
Endeavour Group, Ltd.	687	3,450
Etablissements Franz Colruyt NV	1,975	100,612
George Weston, Ltd.	693	74,749
ICA Gruppen AB	607	27,832
J Sainsbury plc	8,471	32,438
Jeronimo Martins SGPS S.A.	990	19,714
Kesko Oyj - B Shares	386	13,324
Kobe Bussan Co., Ltd.	400	13,059
Koninklijke Ahold Delhaize NV	1,052	34,877
Kroger Co. (The)	1,229	49,688
Lawson, Inc.	1,100	54,008
Loblaw Cos., Ltd.	1,549	106,300
Metro, Inc.	2,319	113,313
Ocado Group plc (b)	365	8,118
Seven & i Holdings Co., Ltd.	600	27,228
Sysco Corp.	442	34,697
Tesco plc	2,643	8,964
Tsuruha Holdings, Inc.	159	19,643
Walgreens Boots Alliance, Inc.	789	37,122
Walmart, Inc.	333	46,414
Welcia Holdings Co., Ltd.	800	28,763
WM Morrison Supermarkets plc	7,958	31,543
Woolworths Group, Ltd.	687	19,507

		1,164,262

Food Products—0.5%
a2 Milk Co., Ltd. (b)	1,860	8,281
Ajinomoto Co., Inc.	3,100	91,728
Archer-Daniels-Midland Co.	946	56,770
Associated British Foods plc	716	17,790
Barry Callebaut AG	20	45,249
Campbell Soup Co.	1,427	59,663
Conagra Brands, Inc.	1,528	51,753
Danone S.A.	252	17,200

Food Products—(Continued)
General Mills, Inc.	1,006	60,179
Hershey Co. (The)	328	55,514
Hormel Foods Corp.	1,839	75,399
J.M. Smucker Co. (The)	645	77,419
Kellogg Co.	1,113	71,143
Kerry Group plc - Class A	799	106,973
Kraft Heinz Co. (The)	1,180	43,448
Lamb Weston Holdings, Inc.	446	27,371
McCormick & Co., Inc.	564	45,701
MEIJI Holdings Co., Ltd.	500	32,315
Mondelez International, Inc. - Class A	740	43,053
Mowi ASA	808	20,392
Nestle S.A.	477	57,392
NH Foods, Ltd.	300	11,348
Nisshin Seifun Group, Inc.	1,000	16,672
Nissin Foods Holdings Co., Ltd.	500	40,191
Orkla ASA	1,360	12,464
Saputo, Inc.	1,060	26,956
Toyo Suisan Kaisha, Ltd.	800	35,531
Tyson Foods, Inc. - Class A	594	46,890
WH Group, Ltd.	19,603	13,945
Wilmar International, Ltd.	5,400	16,590
Yakult Honsha Co., Ltd.	1,300	65,911

		1,351,231

Gas Utilities—0.3%
APA Group	2,260	14,189
Atmos Energy Corp.	460	40,572
Enagas S.A.	1,099	24,425
Hong Kong & China Gas Co., Ltd.	155,270	235,191
Naturgy Energy Group S.A.	1,074	27,039
Osaka Gas Co., Ltd.	4,200	77,199
Snam S.p.A.	6,452	35,764
Toho Gas Co., Ltd.	1,200	52,423
Tokyo Gas Co., Ltd.	7,500	139,673

		646,475

Health Care Equipment & Supplies—0.4%
ABIOMED, Inc. (b)	67	21,810
Alcon, Inc.	513	41,558
Align Technology, Inc. (b)	29	19,298
Ambu A/S - Class B	851	25,137
Asahi Intecc Co., Ltd.	700	19,205
Baxter International, Inc.	264	21,234
Becton Dickinson & Co.	118	29,007
BioMerieux	353	40,091
Boston Scientific Corp. (b)	655	28,420
Carl Zeiss Meditec AG	248	47,672
Cochlear, Ltd.	203	32,062
Coloplast A/S - Class B	389	60,972
Cooper Cos., Inc. (The)	67	27,692
Danaher Corp.	47	14,309
Demant A/S (b)	481	24,223
Dentsply Sirona, Inc.	281	16,312
DexCom, Inc. (b)	34	18,593
DiaSorin S.p.A.	381	79,964

BHFTI-273

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Edwards Lifesciences Corp. (b)	230	$26,038
Fisher & Paykel Healthcare Corp., Ltd.	846	18,602
GN Store Nord AS	343	23,376
Hologic, Inc. (b)	278	20,519
Hoya Corp.	100	15,640
IDEXX Laboratories, Inc. (b)	28	17,413
Intuitive Surgical, Inc. (b)	36	35,789
Koninklijke Philips NV	676	29,962
Medtronic plc	184	23,064
Olympus Corp.	700	15,373
ResMed, Inc.	86	22,665
Siemens Healthineers AG	447	29,086
Smith & Nephew plc	1,755	30,140
Sonova Holding AG	94	35,452
STERIS plc	79	16,138
Straumann Holding AG	16	28,632
Stryker Corp.	116	30,592
Sysmex Corp.	262	32,365
Teleflex, Inc.	37	13,932
Terumo Corp.	600	28,209
West Pharmaceutical Services, Inc.	47	19,953
Zimmer Biomet Holdings, Inc.	155	22,686

		1,103,185

Health Care Providers & Services—0.2%
AmerisourceBergen Corp.	202	24,129
Amplifon S.p.A.	332	15,821
Anthem, Inc.	56	20,877
Cardinal Health, Inc.	267	13,206
Centene Corp. (b)	249	15,515
Cigna Corp.	59	11,809
CVS Health Corp.	222	18,839
DaVita, Inc. (b)	149	17,323
Fresenius Medical Care AG & Co. KGaA	240	16,913
HCA Healthcare, Inc.	110	26,699
Henry Schein, Inc. (b)	254	19,345
Humana, Inc.	54	21,014
Laboratory Corp. of America Holdings (b)	131	36,869
McKesson Corp.	78	15,552
Medipal Holdings Corp.	1,400	26,409
NMC Health plc (b)(c)(d)	1,427	0
Onxeo S.A.	169	19,572
Quest Diagnostics, Inc.	205	29,788
Ramsay Health Care, Ltd.	253	12,727
Ryman Healthcare, Ltd.	844	8,731
Sonic Healthcare, Ltd.	887	26,042
UnitedHealth Group, Inc.	80	31,259
Universal Health Services, Inc. - Class B	172	23,800

		452,239

Health Care Technology—0.0%
Cerner Corp.	294	20,733
M3, Inc.	141	10,066

		30,799

Hotels, Restaurants & Leisure—0.2%
Aristocrat Leisure, Ltd.	633	21,189
Booking Holdings, Inc. (b)	8	18,991
Carnival Corp. (b)	506	12,655
Chipotle Mexican Grill, Inc. (b)	9	16,358
Compass Group plc (b)	481	9,841
Darden Restaurants, Inc.	118	17,874
Domino’s Pizza, Inc.	42	20,032
Entain plc (b)	479	13,712
Evolution AB	52	7,904
Expedia Group, Inc. (b)	147	24,093
Flutter Entertainment plc (b)	74	14,629
Genting Singapore, Ltd.	23,400	12,325
Hilton Worldwide Holdings, Inc. (b)	113	14,928
La Francaise des Jeux SAEM	356	18,313
Las Vegas Sands Corp. (b)	278	10,175
Marriott International, Inc. - Class A (b)	121	17,919
McDonald’s Corp.	115	27,728
Melco Resorts & Entertainment, Ltd. (ADR) (b)	686	7,025
MGM Resorts International	302	13,031
Norwegian Cruise Line Holdings, Ltd. (b)	461	12,313
Oriental Land Co., Ltd.	100	16,195
Restaurant Brands International, Inc.	514	31,491
Sodexo S.A. (b)	204	17,863
Starbucks Corp.	162	17,870
Tabcorp Holdings, Ltd.	5,066	17,931
Whitbread plc (b)	303	13,476
Wynn Macau, Ltd. (b)	6,800	5,680
Wynn Resorts, Ltd. (b)	103	8,729
Yum! Brands, Inc.	224	27,398

		467,668

Household Durables—0.1%
Barratt Developments plc	787	6,945
Berkeley Group Holdings plc	195	11,422
Casio Computer Co., Ltd.	500	8,291
Garmin, Ltd.	151	23,474
Iida Group Holdings Co., Ltd.	2,000	51,477
Leggett & Platt, Inc.	448	20,088
Lennar Corp. - Class A	214	20,048
Mohawk Industries, Inc. (b)	95	16,853
Newell Brands, Inc.	1,144	25,328
PulteGroup, Inc.	400	18,368
Sekisui House, Ltd.	500	10,507
Sharp Corp.	800	10,128
Sony Group Corp.	100	11,136
Taylor Wimpey plc	3,189	6,586
Whirlpool Corp.	110	22,425

		263,076

Household Products—0.2%
Church & Dwight Co., Inc.	516	42,606
Clorox Co. (The)	217	35,938
Colgate-Palmolive Co.	642	48,522
Essity AB - Class B	354	10,988
Henkel AG & Co. KGaA	256	22,088
Kimberly-Clark Corp.	373	49,400

BHFTI-274

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Lion Corp.	3,400	$55,004
Pigeon Corp.	2,200	51,234
Procter & Gamble Co. (The)	582	81,364
Unicharm Corp.	700	31,046

		428,190

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	2,137	48,788
Brookfield Renewable Corp. - Class A	298	11,576
Uniper SE	1,986	82,897

		143,261

Industrial Conglomerates—0.0%
3M Co.	109	19,121
CK Hutchison Holdings, Ltd.	1,500	9,947
DCC plc	59	4,883
General Electric Co.	163	16,794
Jardine Matheson Holdings, Ltd.	100	5,259
Keppel Corp., Ltd.	7,100	26,981
Melrose Industries plc	2,424	5,609
Roper Technologies, Inc.	26	11,600
Smiths Group plc	842	16,140
Toshiba Corp.	200	8,387

		124,721

Insurance—0.2%
Aegon NV	4,643	23,837
Aflac, Inc.	367	19,132
Allstate Corp. (The)	126	16,041
American International Group, Inc.	88	4,830
Aon plc - Class A	84	24,005
Arthur J. Gallagher & Co.	129	19,176
Assurant, Inc.	156	24,609
Chubb, Ltd.	124	21,511
Cincinnati Financial Corp.	187	21,359
Dai-ichi Life Holdings, Inc.	800	17,419
Everest Re Group, Ltd.	65	16,301
Fairfax Financial Holdings, Ltd.	18	7,266
Gjensidige Forsikring ASA	678	15,015
Globe Life, Inc.	194	17,272
Hannover Rueck SE	125	21,893
Hartford Financial Services Group, Inc. (The)	341	23,955
Insurance Australia Group, Ltd.	2,215	7,806
Japan Post Holdings Co., Ltd.	1,800	15,150
Manulife Financial Corp.	616	11,857
Marsh & McLennan Cos., Inc.	100	15,143
Medibank Private, Ltd.	3,848	9,949
Poste Italiane S.p.A.	1,605	22,089
Principal Financial Group, Inc.	264	17,002
Progressive Corp. (The)	129	11,660
Prudential Financial, Inc.	155	16,306
Sampo Oyj - A Shares	300	14,886
SCOR SE	379	10,863
Sompo Holdings, Inc.	200	8,662

Insurance—(Continued)
Swiss Life Holding AG	40	20,283
T&D Holdings, Inc.	700	9,560
Tokio Marine Holdings, Inc.	500	26,814
Travelers Cos., Inc. (The)	119	18,089
Tryg A/S	480	10,905

		540,645

Interactive Media & Services—0.1%
Alphabet, Inc. - Class A (b)	28	74,858
Auto Trader Group plc	3,229	25,551
Facebook, Inc. - Class A (b)	179	60,751
Kakaku.com, Inc.	900	29,136
REA Group, Ltd.	187	21,263
Scout24 AG	489	33,943
Seek, Ltd.	490	10,908
Twitter, Inc. (b)	638	38,529
Z Holdings Corp.	4,300	27,595

		322,534

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (b)	5	16,425
Delivery Hero SE (b)	97	12,421
eBay, Inc.	510	35,532
Etsy, Inc. (b)	69	14,349
HelloFresh SE (b)	222	20,553
Just Eat Takeaway.com NV (b)	281	20,477
Mercari, Inc. (b)	200	11,010
Prosus NV	245	19,296
Rakuten Group, Inc.	1,800	17,418
Zalando SE (b)	150	13,784
ZOZO, Inc.	400	14,978

		196,243

IT Services—0.3%
Accenture plc - Class A	102	32,632
Adyen NV (b)	12	33,367
Afterpay, Ltd. (b)	194	16,783
Akamai Technologies, Inc. (b)	198	20,709
Atos SE	128	6,815
Automatic Data Processing, Inc.	96	19,192
Capgemini SE	149	30,987
CGI, Inc. (b)	414	35,167
Cognizant Technology Solutions Corp. - Class A	328	24,341
Computershare, Ltd.	2,436	31,880
Edenred	251	13,519
Fidelity National Information Services, Inc.	154	18,739
Fiserv, Inc. (b)	200	21,700
Fujitsu, Ltd.	62	11,260
Global Payments, Inc.	112	17,649
GMO Payment Gateway, Inc.	100	12,669
International Business Machines Corp.	147	20,423
Itochu Techno-Solutions Corp.	400	13,058
Jack Henry & Associates, Inc.	162	26,578
MasterCard, Inc. - Class A	94	32,682
NEC Corp.	200	10,857

BHFTI-275

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Nexi S.p.A. (b)	1,115	$20,802
Nomura Research Institute, Ltd.	600	22,113
NTT Data Corp.	1,500	29,061
Obic Co., Ltd.	100	19,135
Otsuka Corp.	500	25,705
Paychex, Inc.	233	26,201
PayPal Holdings, Inc. (b)	133	34,608
SCSK Corp.	600	12,688
Shopify, Inc. - Class A (b)	14	19,003
TIS, Inc.	900	24,599
VeriSign, Inc. (b)	103	21,116
Visa, Inc. - Class A	125	27,844
Western Union Co. (The)	1,029	20,806
Wix.com, Ltd. (b)	142	27,828
Worldline S.A. (b)	206	15,717

		798,233

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	261	19,600
Hasbro, Inc.	140	12,491
Shimano, Inc.	100	29,132
Yamaha Corp.	200	12,573

		73,796

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	250	39,382
Bio-Rad Laboratories, Inc. - Class A (b)	21	15,665
Eurofins Scientific SE	260	33,342
Illumina, Inc. (b)	54	21,903
IQVIA Holdings, Inc. (b)	85	20,361
Lonza Group AG	66	49,447
Mettler-Toledo International, Inc. (b)	12	16,528
PerkinElmer, Inc.	95	16,463
QIAGEN NV (b)	1,053	54,750
Sartorius Stedim Biotech	104	58,051
Thermo Fisher Scientific, Inc.	46	26,281
Waters Corp. (b)	104	37,159

		389,332

Machinery—0.2%
Caterpillar, Inc.	163	31,291
CNH Industrial NV	1,352	22,892
Cummins, Inc.	80	17,965
Dover Corp.	179	27,835
Hino Motors, Ltd.	800	7,504
Hitachi Construction Machinery Co., Ltd.	200	5,665
Hoshizaki Corp.	200	18,210
Ingersoll Rand, Inc. (b)	236	11,897
KION Group AG	153	14,317
Komatsu, Ltd.	1,800	43,282
Kone Oyj—Class B	450	31,555
Kurita Water Industries, Ltd.	300	14,494
MINEBEA MITSUMI, Inc.	200	5,107
Miura Co., Ltd.	200	8,024
NSK, Ltd.	900	6,108

Machinery—(Continued)
Otis Worldwide Corp.	177	14,564
Parker-Hannifin Corp.	60	16,777
Pentair plc	240	17,431
Sandvik AB	372	8,490
Schindler Holding AG	66	16,969
Snap-on, Inc.	113	23,611
Spirax-Sarco Engineering plc	100	20,097
Stanley Black & Decker, Inc.	59	10,343
Techtronic Industries Co., Ltd.	1,000	19,603
Wartsila Oyj Abp	1,302	15,592
Xylem, Inc.	298	36,857

		466,480

Marine—0.0%
AP Moller - Maersk A/S - Class A	5	12,794

Media—0.3%
Charter Communications, Inc. - Class A (b)	71	51,657
Comcast Corp. - Class A	953	53,301
CyberAgent, Inc.	1,900	36,797
Dentsu Group, Inc.	700	26,930
Discovery, Inc. - Class A (b)	1,421	36,065
DISH Network Corp. - Class A (b)	1,108	48,154
Fox Corp. - Class B	1,387	51,485
Hakuhodo DY Holdings, Inc.	1,000	17,252
Informa plc (b)	2,694	19,740
Interpublic Group of Cos., Inc. (The)	2,310	84,708
News Corp. - Class B	2,565	59,585
Omnicom Group, Inc.	889	64,417
Pearson plc	2,894	27,671
Publicis Groupe S.A.	455	30,641
Quebecor, Inc. - Class B	1,202	29,049
ViacomCBS, Inc. - Class B	1,008	39,826
Vivendi SE	338	4,263
WPP plc	884	11,879

		693,420

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	352	18,261
Anglo American plc	418	14,419
Antofagasta plc	864	15,523
ArcelorMittal S.A.	330	9,957
B2Gold Corp.	5,773	19,736
Barrick Gold Corp.	1,720	31,057
BHP Group plc	597	14,879
BHP Group, Ltd.	559	15,024
Boliden AB	532	17,115
Evolution Mining, Ltd.	10,786	27,333
Evraz plc	1,497	11,944
Freeport-McMoRan, Inc.	767	24,950
JFE Holdings, Inc.	600	8,953
Kinross Gold Corp.	3,064	16,425
Kirkland Lake Gold, Ltd.	433	18,036
Newcrest Mining, Ltd.	740	12,132
Newmont Corp.	1,060	57,558
Nippon Steel Corp.	700	12,528

BHFTI-276

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Norsk Hydro ASA	2,948	$21,999
Northern Star Resources, Ltd.	4,485	27,626
Nucor Corp.	593	58,405
Pan American Silver Corp.	623	14,505
Sumitomo Metal Mining Co., Ltd.	400	14,435
Teck Resources, Ltd. - Class B	613	15,260
Wheaton Precious Metals Corp.	577	21,721
Yamana Gold, Inc.	3,992	15,759

		535,540

Multi-Utilities—0.5%
AGL Energy, Ltd.	3,392	14,039
Algonquin Power & Utilities Corp.	833	12,213
Ameren Corp.	1,578	127,818
Atco, Ltd. - Class I	209	6,704
CenterPoint Energy, Inc.	2,518	61,943
CMS Energy Corp.	1,688	100,824
Consolidated Edison, Inc.	1,410	102,352
Dominion Energy, Inc.	1,568	114,495
DTE Energy Co.	654	73,058
E.ON SE	9,608	117,549
Engie S.A.	2,003	26,288
National Grid plc	6,078	72,300
NiSource, Inc.	3,301	79,983
Public Service Enterprise Group, Inc.	1,265	77,039
RWE AG	1,981	70,031
Sempra Energy	424	53,636
Suez S.A.	1,593	36,327
Veolia Environnement S.A.	1,577	48,260
WEC Energy Group, Inc.	1,079	95,168

		1,290,027

Multiline Retail—0.1%
Canadian Tire Corp., Ltd. - Class A	203	28,406
Dollar General Corp.	84	17,820
Dollar Tree, Inc. (b)	182	17,421
Dollarama, Inc.	256	11,104
Pan Pacific International Holdings Corp.	3,700	76,684
Ryohin Keikaku Co., Ltd.	500	11,124
Target Corp.	142	32,485
Wesfarmers, Ltd.	774	31,148

		226,192

Oil, Gas & Consumable Fuels—0.8%
Ampol, Ltd.	569	11,418
APA Corp.	1,066	22,844
BP plc	25,327	114,732
Cabot Oil & Gas Corp.	1,946	42,345
Cameco Corp.	616	13,384
Chevron Corp.	534	54,174
ConocoPhillips	1,702	115,345
Devon Energy Corp.	1,016	36,078
Diamondback Energy, Inc.	429	40,613
Enbridge, Inc.	294	11,713
ENEOS Holdings, Inc.	68,400	279,308

Oil, Gas & Consumable Fuels—(Continued)
EOG Resources, Inc.	499	40,055
Equinor ASA	681	17,354
Exxon Mobil Corp.	1,222	71,878
Galp Energia SGPS S.A.	792	8,969
Hess Corp.	619	48,350
Idemitsu Kosan Co., Ltd.	10,076	266,002
Imperial Oil, Ltd.	211	6,669
Inpex Corp.	15,700	122,871
Kinder Morgan, Inc.	1,803	30,164
Koninklijke Vopak NV	417	16,393
Lundin Energy AB	4,202	155,985
Marathon Oil Corp.	2,724	37,237
Neste Oyj	150	8,466
Occidental Petroleum Corp.	900	26,622
Oil Search, Ltd.	2,757	8,727
OMV AG	156	9,374
ONEOK, Inc.	607	35,200
Parkland Corp.	270	7,587
Phillips 66	465	32,564
Pioneer Natural Resources Co.	229	38,131
Repsol S.A.	1,914	24,860
Royal Dutch Shell plc - B Shares	6,811	150,893
Santos, Ltd.	1,713	8,832
TC Energy Corp.	198	9,530
TotalEnergies SE	768	36,802
Valero Energy Corp.	471	33,238
Washington H Soul Pattinson & Co., Ltd.	1,053	29,717
Williams Cos., Inc. (The)	1,550	40,207
Woodside Petroleum, Ltd.	1,717	29,546

		2,094,177

Paper & Forest Products—0.0%
Mondi plc	549	13,419
Oji Holdings Corp.	6,400	32,294
Svenska Cellulosa AB SCA - Class B	1,214	18,760

		64,473

Personal Products—0.1%
Beiersdorf AG	348	37,624
Estee Lauder Cos., Inc. (The) - Class A	186	55,787
Kao Corp.	400	23,833
Kobayashi Pharmaceutical Co., Ltd.	200	15,839
Kose Corp.	98	11,746
L’Oreal S.A.	140	57,781
Pola Orbis Holdings, Inc.	600	13,840
Shiseido Co., Ltd.	200	13,479
Unilever plc	272	14,704

		244,633

Pharmaceuticals—0.4%
Astellas Pharma, Inc.	1,100	18,137
AstraZeneca plc	317	38,162
Bausch Health Cos., Inc. (b)	316	8,812
Bayer AG	246	13,417
Bristol-Myers Squibb Co.	353	20,887

BHFTI-277

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Canopy Growth Corp. (b)	323	$4,475
Catalent, Inc. (b)	96	12,775
Chugai Pharmaceutical Co., Ltd.	800	29,306
Daiichi Sankyo Co., Ltd.	600	16,007
Eisai Co., Ltd.	300	22,592
Eli Lilly and Co.	166	38,354
GlaxoSmithKline plc	1,357	25,614
Hikma Pharmaceuticals plc	881	28,983
Hisamitsu Pharmaceutical Co., Inc.	400	15,173
Ipsen S.A.	139	13,270
Johnson & Johnson	142	22,933
Kyowa Kirin Co., Ltd.	1,200	43,273
Merck & Co., Inc.	405	30,420
Merck KGaA	150	32,619
Nippon Shinyaku Co., Ltd.	400	33,324
Novartis AG	240	19,690
Novo Nordisk A/S - Class B	690	66,368
Ono Pharmaceutical Co., Ltd.	900	20,527
Organon & Co.	588	19,280
Orion Oyj - Class B	418	16,545
Otsuka Holdings Co., Ltd.	500	21,314
Pfizer, Inc.	643	27,655
Recordati Industria Chimica e Farmaceutica S.p.A.	673	39,147
Roche Holding AG	120	49,269
Sanofi	249	23,970
Santen Pharmaceutical Co., Ltd.	2,800	39,512
Shionogi & Co., Ltd.	300	20,552
Sumitomo Dainippon Pharma Co., Ltd.	1,000	17,867
Taisho Pharmaceutical Holdings Co., Ltd.	400	23,387
Takeda Pharmaceutical Co., Ltd.	738	24,463
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	3,894	37,928
UCB S.A.	451	50,181
Viatris, Inc.	1,077	14,593
Vifor Pharma AG	116	15,020
Zoetis, Inc.	89	17,278

		1,033,079

Professional Services—0.1%
Equifax, Inc.	97	24,582
Experian plc	305	12,670
Jacobs Engineering Group, Inc.	116	15,373
Leidos Holdings, Inc.	145	13,939
Nielsen Holdings plc	692	13,279
Nihon M&A Center, Inc.	200	5,894
Robert Half International, Inc.	330	33,109
SGS S.A.	12	34,893
Thomson Reuters Corp.	382	42,238
Verisk Analytics, Inc.	124	24,834
Wolters Kluwer NV	156	16,490

		237,301

Real Estate Management & Development — 0.1%
Aroundtown S.A.	2,045	14,128
Azrieli Group, Ltd.	94	8,452
CBRE Group, Inc. - Class A (b)	281	27,358
CK Asset Holdings, Ltd.	227	1,305

Real Estate Management & Development—(Continued)
Daito Trust Construction Co., Ltd.	100	11,675
Daiwa House Industry Co., Ltd.	200	6,679
Deutsche Wohnen SE (b)	353	21,631
Fastighets AB Balder - B Shares (b)	184	11,037
Mitsubishi Estate Co., Ltd.	1,000	15,925
Sumitomo Realty & Development Co., Ltd.	300	10,947
Swiss Prime Site AG	83	8,083
Vonovia SE	239	14,367
Wharf Real Estate Investment Co., Ltd.	2,596	13,412

		164,999

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	22,840
Canadian National Railway Co.	88	10,198
Canadian Pacific Railway, Ltd.	350	22,855
CSX Corp.	735	21,859
J.B. Hunt Transport Services, Inc.	132	22,073
Kansas City Southern	81	21,922
Keio Corp.	800	42,829
Kintetsu Group Holdings Co., Ltd. (b)	900	30,377
MTR Corp., Ltd.	2,000	10,737
Nippon Express Co., Ltd.	100	6,890
Odakyu Electric Railway Co., Ltd.	500	11,583
Old Dominion Freight Line, Inc.	43	12,297
Tobu Railway Co., Ltd.	600	16,180
Union Pacific Corp.	74	14,505

		267,145

Semiconductors & Semiconductor Equipment—0.2%
Advantest Corp.	100	8,959
Analog Devices, Inc.	146	24,452
Applied Materials, Inc.	118	15,190
ASM International NV	72	28,112
ASML Holding NV	45	33,195
Broadcom, Inc.	50	24,246
Disco Corp.	56	15,675
Infineon Technologies AG	431	17,718
Intel Corp.	426	22,697
Microchip Technology, Inc.	182	27,935
Micron Technology, Inc.	176	12,492
NVIDIA Corp.	80	16,573
Qorvo, Inc. (b)	85	14,211
QUALCOMM, Inc.	125	16,123
Rohm Co., Ltd.	173	16,298
Skyworks Solutions, Inc.	105	17,302
STMicroelectronics NV	309	13,472
SUMCO Corp.	500	10,039
Texas Instruments, Inc.	132	25,372
Xilinx, Inc.	135	20,384

		380,445

Software—0.3%
Adobe, Inc. (b)	42	24,180
Autodesk, Inc. (b)	72	20,532
AVEVA Group plc	298	14,392

BHFTI-278

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Blackberry, Ltd. (b)	2,024	$19,703
Check Point Software Technologies, Ltd. (b)	332	37,529
Citrix Systems, Inc.	220	23,621
Constellation Software, Inc.	14	22,936
CyberArk Software, Ltd. (b)	251	39,613
Dassault Systemes SE	765	40,107
Fortinet, Inc. (b)	59	17,230
Intuit, Inc.	51	27,515
Microsoft Corp.	101	28,474
Nemetschek SE	142	14,925
Nice, Ltd. (b)	262	74,115
NortonLifeLock, Inc.	848	21,454
Open Text Corp.	350	17,083
Oracle Corp.	295	25,703
Oracle Corp. Japan	100	8,799
Paycom Software, Inc. (b)	57	28,258
Sage Group plc (The)	2,542	24,262
SAP SE	201	27,230
ServiceNow, Inc. (b)	40	24,891
Synopsys, Inc. (b)	150	44,912
TeamViewer AG (b)	401	11,824
Temenos AG	115	15,618
Trend Micro, Inc.	700	39,050
Tyler Technologies, Inc. (b)	56	25,684
WiseTech Global, Ltd.	976	37,603
Xero, Ltd. (b)	262	26,110

		783,353

Specialty Retail—0.1%
ABC-Mart, Inc.	300	16,985
Advance Auto Parts, Inc.	104	21,725
AutoZone, Inc. (b)	19	32,262
Bath & Body Works, Inc.	276	17,396
Best Buy Co., Inc.	138	14,588
CarMax, Inc. (b)	115	14,715
Gap, Inc. (The)	426	9,670
H & M Hennes & Mauritz AB - B Shares (b)	372	7,542
Home Depot, Inc. (The)	50	16,413
Industria de Diseno Textil S.A	342	12,443
Kingfisher plc	2,421	10,953
Nitori Holdings Co., Ltd.	100	19,673
O’Reilly Automotive, Inc. (b)	47	28,720
Ross Stores, Inc.	223	24,274
TJX Cos., Inc. (The)	422	27,844
Tractor Supply Co.	124	25,124
Ulta Beauty, Inc. (b)	70	25,264
Yamada Holdings Co., Ltd.	5,500	23,149

		348,740

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	124	17,546
Canon, Inc.	1,200	29,516
FUJIFILM Holdings Corp.	600	51,738
HP, Inc.	794	21,724
Logitech International S.A.	331	29,315
NetApp, Inc.	274	24,594

Technology Hardware, Storage & Peripherals—(Continued)
Ricoh Co., Ltd.	1,200	12,314
Seagate Technology Holdings plc	253	20,878
Seiko Epson Corp.	700	14,123

		221,748

Textiles, Apparel & Luxury Goods—0.1%
Adidas AG	57	17,961
Cie Financiere Richemont S.A. - Class A	135	13,920
EssilorLuxottica S.A.	112	21,416
Gildan Activewear, Inc.	791	28,902
Hanesbrands, Inc.	786	13,488
Hermes International	40	55,283
Kering S.A.	8	5,690
Moncler S.p.A.	129	7,890
NIKE, Inc. - Class B	162	23,527
Pandora A/S	152	18,433
Puma SE	222	24,811
PVH Corp. (b)	81	8,326
Ralph Lauren Corp.	166	18,433
Swatch Group AG (The) - Bearer Shares	79	20,709
Tapestry, Inc.	426	15,770
Under Armour, Inc. - Class A (b)	694	14,005
VF Corp.	294	19,695

		328,259

Tobacco—0.1%
Altria Group, Inc.	851	38,738
British American Tobacco plc	361	12,595
Imperial Brands plc	882	18,407
Japan Tobacco, Inc.	1,200	23,561
Philip Morris International, Inc.	495	46,921
Swedish Match AB	2,870	25,170

		165,392

Trading Companies & Distributors—0.1%
Ashtead Group plc	172	13,047
Fastenal Co.	268	13,832
Ferguson plc	77	10,674
Marubeni Corp.	3,300	27,076
MonotaRO Co., Ltd.	700	15,796
United Rentals, Inc. (b)	65	22,810
WW Grainger, Inc.	67	26,335

		129,570

Transportation Infrastructure—0.0%
Aena SME S.A. (b)	35	6,037
Aeroports de Paris (b)	108	13,709
Atlantia S.p.A. (b)	614	11,608
Auckland International Airport, Ltd. (b)	4,470	24,031
Sydney Airport (b)	3,397	20,179
Transurban Group	1,608	16,303

		91,867

BHFTI-279

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Water Utilities—0.1%
American Water Works Co., Inc.	295	$49,867
Severn Trent plc	1,485	51,928
United Utilities Group plc	2,922	37,994

		139,789

Wireless Telecommunication Services—0.1%
KDDI Corp.	2,100	69,400
Rogers Communications, Inc. - Class B	182	8,499
SoftBank Corp.	2,800	38,016
SoftBank Group Corp.	100	5,779
T-Mobile U.S., Inc. (b)	472	60,303
Tele2 AB - B Shares	2,432	35,926
Vodafone Group plc	16,068	24,305

		242,228

Total Common Stocks (Cost $24,348,212)		29,372,659

U.S. Treasury & Government Agencies—11.4%

U.S. Treasury—11.4%
U.S. Treasury Inflation Indexed Bonds 2.125%, 02/15/40 (a)	2,778,358	4,133,350
3.375%, 04/15/32 (a)	4,613,400	6,749,861
3.875%, 04/15/29 (a)	3,320,800	4,631,781
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (a)	2,365,100	2,445,076
0.125%, 10/15/25 (a)	631,194	682,963
0.125%, 01/15/30 (a)	1,591,395	1,748,235
0.250%, 01/15/25 (a)	2,881,100	3,095,269
0.250%, 07/15/29 (a)	3,201,330	3,561,355
0.375%, 07/15/25 (a)	1,726,545	1,883,935

Total U.S. Treasury & Government Agencies (Cost $28,760,537)		28,931,825

Mutual Funds—10.1%

Investment Company Securities—10.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $24,463,363)	193,481	25,738,777

Preferred Stocks—0.0%

Chemicals—0.0%
Fuchs Petrolub SE	497	23,252

Electronics—0.0%
Sartorius AG	56	35,664

Total Preferred Stocks (Cost $41,286)		58,916

Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.0%
Transurban Group (b) (Cost $0)	179	$136

Short-Term Investments—36.3%

Mutual Funds—3.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.010% (e)	7,472,203	7,472,203
UBS Select Treasury Institutional Fund, Institutional Class, 0.010% (e)	1,732,858	1,732,858

		9,205,061

Repurchase Agreement—16.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $40,762,336; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $41,577,643.	40,762,336	40,762,336

U.S. Treasury—16.6%
U.S. Treasury Bills
0.030%, 10/21/21 (f)(g)	12,000,000	11,999,477
0.045%, 03/17/22 (f)	30,000,000	29,993,389

		41,992,866

Total Short-Term Investments (Cost $91,960,862)		91,960,263
Total Investments— 90.3% (Cost $221,054,823)		229,220,873
Other assets and liabilities (net)—9.7%		24,734,480

Net Assets—100.0%		$253,955,353

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $11,999,477.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $7,199,858, which is 2.8% of net assets.

BHFTI-280

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,100,000	BNY	10/28/21	USD	799,251	$3,928
CAD	1,700,000	BNY	10/28/21	USD	1,342,800	677
CAD	17,627	BNY	10/28/21	USD	13,903	(13)
CHF	900,000	SSBT	10/28/21	USD	970,551	4,275
EUR	26,600,000	BBP	10/28/21	USD	31,223,697	397,777
EUR	3,500,000	SSBT	10/28/21	USD	4,095,752	39,709
GBP	1,000,000	BNY	10/28/21	USD	1,370,444	23,004
GBP	17,420,000	SSBT	10/28/21	USD	23,749,911	277,508
HKD	9,100,000	SSBT	10/28/21	USD	1,169,143	91
JPY	591,700,000	SSBT	10/28/21	USD	5,336,404	19,056

Net Unrealized Appreciation						$766,012

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	10/15/21	9	EUR	1,386,594	$(50,267)
Australian 10 Year Treasury Bond Futures	12/15/21	303	AUD	42,866,189	(655,440)
Bloomberg Commodity Index Futures	12/15/21	446	USD	4,491,220	186,763
Brent Crude Oil Futures	11/30/21	38	USD	2,946,140	198,211
Canada Government Bond 10 Year Futures	12/20/21	259	CAD	37,075,850	(743,282)
Cattle Feeder Futures	11/18/21	14	USD	1,070,300	(84,387)
Cocoa Futures	03/16/22	45	USD	1,204,650	12,158
Cocoa Futures	12/15/21	13	USD	344,760	24,363
Coffee “C” Futures	12/20/21	10	USD	727,500	47,178
Copper Futures	12/29/21	14	USD	1,431,150	(89,729)
Corn Futures	12/14/21	39	USD	1,046,663	229,651
Cotton No. 2 Futures	03/09/22	15	USD	779,100	98,098
DAX Index Futures	12/17/21	3	EUR	1,146,600	(35,684)
Euro-BTP Futures	12/08/21	59	EUR	8,965,050	(159,693)
Euro-Bobl Futures	12/08/21	169	EUR	22,803,170	(172,151)
Euro-Bund Futures	12/08/21	68	EUR	11,547,760	(215,884)
Euro-Buxl 30 Year Bond Futures	12/08/21	26	EUR	5,286,840	(200,864)
FTSE 100 Index Futures	12/17/21	26	GBP	1,839,110	25,593
Gold 100 oz. Futures	12/29/21	29	USD	5,095,300	(206,747)
Goldman Sachs Commodity Index Futures	10/15/21	54	USD	7,524,900	475,113
Hang Seng Index Futures	10/28/21	14	HKD	17,166,800	4,380
IBEX 35 Index Futures	10/15/21	12	EUR	1,057,968	5,292
Interest Rate Swap 10 Year Futures	12/13/21	221	USD	22,396,969	(421,615)
Interest Rate Swap 5 Year Futures	12/13/21	343	USD	34,463,461	(319,418)
Japanese Government 10 Year Bond Futures	12/13/21	19	JPY	2,876,030,000	(75,305)
Japanese Government 10 Year Bond Mini Futures	12/10/21	425	JPY	6,438,750,000	(151,689)
LME Nickel Futures	12/13/21	10	USD	1,076,190	(64,924)
LME Primary Aluminum Futures	12/15/21	30	USD	2,142,938	203,347
LME Zinc Futures	12/13/21	21	USD	1,568,175	(21,735)
Lean Hogs Futures	12/14/21	10	USD	341,600	12,153
Live Cattle Futures	12/31/21	33	USD	1,659,570	(105,994)
Low Sulphur Gas Oil Futures	12/10/21	17	USD	1,140,700	149,652
MSCI Emerging Markets Index Mini Futures	12/17/21	313	USD	19,493,640	(859,788)
Natural Gas Futures	11/26/21	33	USD	1,977,030	302,042
Natural Gas Futures	12/29/21	14	USD	850,220	56,797
New York Harbor ULSD Futures	11/30/21	11	USD	1,077,338	133,420
OMX Stockholm 30 Index Futures	10/15/21	47	SEK	10,590,275	(41,843)

BHFTI-281

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
RBOB Gasoline Futures	11/30/21	11	USD	996,118	$45,407
Russell 2000 Index E-Mini Futures	12/17/21	247	USD	27,179,880	(557,549)
S&P 500 Index E-Mini Futures	12/17/21	97	USD	20,844,088	(899,638)
S&P TSX 60 Index Futures	12/16/21	15	CAD	3,588,300	(70,409)
SPI 200 Index Futures	12/16/21	19	AUD	3,464,175	(23,387)
Silver Futures	12/29/21	18	USD	1,984,230	(221,880)
Soybean Futures	01/14/22	13	USD	822,575	(25,158)
Soybean Meal Futures	12/14/21	24	USD	788,880	(107,110)
Soybean Oil Futures	12/14/21	20	USD	704,280	(73,350)
Sugar No. 11 Futures	02/28/22	42	USD	956,794	40,918
TOPIX Index Futures	12/09/21	12	JPY	243,660,000	7,872
U.S. Treasury Long Bond Futures	12/21/21	161	USD	25,634,219	(685,254)
U.S. Treasury Note 10 Year Futures	12/21/21	141	USD	18,556,922	(254,568)
U.S. Treasury Note 2 Year Futures	12/31/21	39	USD	8,582,133	(5,747)
U.S. Treasury Note 5 Year Futures	12/31/21	145	USD	17,797,617	(115,401)
United Kingdom Long Gilt Bond Futures	12/29/21	170	GBP	21,275,500	(910,001)
Wheat Futures	12/14/21	31	USD	1,124,525	(2,160)

Futures Contracts—Short
LME Nickel Futures	12/13/21	(1)	USD	(107,619)	8,369
LME Primary Aluminum Futures	12/15/21	(3)	USD	(214,294)	(12,779)
LME Zinc Futures	12/13/21	(1)	USD	(74,675)	(118)

Net Unrealized Depreciation					$(6,374,171)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	0.500%	Semi-Annually	03/16/24	USD	77,723,000	$(163,669)	$257	$(163,926)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTI-282

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$53,158,297	$—	$53,158,297
Common Stocks
Aerospace & Defense	159,159	37,188	—	196,347
Air Freight & Logistics	71,755	31,207	—	102,962
Airlines	54,230	33,752	—	87,982
Auto Components	45,830	44,129	—	89,959
Automobiles	15,052	60,231	—	75,283
Banks	426,634	312,641	—	739,275
Beverages	253,089	443,186	—	696,275
Biotechnology	166,507	151,514	—	318,021
Building Products	113,185	105,704	—	218,889
Capital Markets	276,156	117,494	—	393,650
Chemicals	585,016	466,235	—	1,051,251
Commercial Services & Supplies	122,800	44,619	—	167,419
Communications Equipment	112,960	50,562	—	163,522
Construction & Engineering	51,251	26,898	—	78,149
Construction Materials	82,994	66,410	—	149,404
Consumer Finance	19,112	—	—	19,112
Containers & Packaging	289,171	32,449	—	321,620
Distributors	58,860	—	—	58,860
Diversified Financial Services	18,833	89,862	—	108,695
Diversified Telecommunication Services	265,693	1,105,697	—	1,371,390
Electric Utilities	1,004,683	1,427,567	—	2,432,250
Electrical Equipment	96,518	36,949	—	133,467
Electronic Equipment, Instruments & Components	154,007	205,136	—	359,143
Energy Equipment & Services	83,083	22,768	—	105,851
Entertainment	387,781	231,825	—	619,606
Equity Real Estate Investment Trusts	431,482	225,254	—	656,736
Food & Staples Retailing	586,961	577,301	—	1,164,262
Food Products	741,259	609,972	—	1,351,231
Gas Utilities	40,572	605,903	—	646,475
Health Care Equipment & Supplies	445,464	657,721	—	1,103,185
Health Care Providers & Services	326,024	126,215	0	452,239
Health Care Technology	20,733	10,066	—	30,799
Hotels, Restaurants & Leisure	298,610	169,058	—	467,668
Household Durables	146,584	116,492	—	263,076
Household Products	257,830	170,360	—	428,190
Independent Power and Renewable Electricity Producers	60,364	82,897	—	143,261
Industrial Conglomerates	47,515	77,206	—	124,721
Insurance	305,514	235,131	—	540,645
Interactive Media & Services	174,138	148,396	—	322,534
Internet & Direct Marketing Retail	66,306	129,937	—	196,243

BHFTI-283

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$447,218	$351,015	$—	$798,233
Leisure Products	12,491	61,305	—	73,796
Life Sciences Tools & Services	193,742	195,590	—	389,332
Machinery	208,571	257,909	—	466,480
Marine	—	12,794	—	12,794
Media	518,247	175,173	—	693,420
Metals & Mining	311,673	223,867	—	535,540
Multi-Utilities	905,233	384,794	—	1,290,027
Multiline Retail	107,236	118,956	—	226,192
Oil, Gas & Consumable Fuels	793,928	1,300,249	—	2,094,177
Paper & Forest Products	—	64,473	—	64,473
Personal Products	55,787	188,846	—	244,633
Pharmaceuticals	255,390	777,689	—	1,033,079
Professional Services	167,354	69,947	—	237,301
Real Estate Management & Development	48,989	116,010	—	164,999
Road & Rail	125,709	141,436	—	267,145
Semiconductors & Semiconductor Equipment	236,977	143,468	—	380,445
Software	449,318	334,035	—	783,353
Specialty Retail	257,995	90,745	—	348,740
Technology Hardware, Storage & Peripherals	84,742	137,006	—	221,748
Textiles, Apparel & Luxury Goods	142,146	186,113	—	328,259
Tobacco	85,659	79,733	—	165,392
Trading Companies & Distributors	62,977	66,593	—	129,570
Transportation Infrastructure	—	91,867	—	91,867
Water Utilities	49,867	89,922	—	139,789
Wireless Telecommunication Services	68,802	173,426	—	242,228
Total Common Stocks	14,453,766	14,918,893	0	29,372,659
Total U.S. Treasury & Government Agencies*	—	28,931,825	—	28,931,825
Total Mutual Funds*	25,738,777	—	—	25,738,777
Total Preferred Stocks*	—	58,916	—	58,916
Total Rights*	136	—	—	136
Short-Term Investments
Mutual Funds	9,205,061	—	—	9,205,061
Repurchase Agreement	—	40,762,336	—	40,762,336
U.S. Treasury	—	41,992,866	—	41,992,866
Total Short-Term Investments	9,205,061	82,755,202	—	91,960,263
Total Investments	$49,397,740	$179,823,133	$0	$229,220,873

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$766,025	$—	$766,025
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(13)	—	(13)
Total Forward Contracts	$—	$766,012	$—	$766,012
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,266,777	$—	$—	$2,266,777
Futures Contracts (Unrealized Depreciation)	(8,640,948)	—	—	(8,640,948)
Total Futures Contracts	$(6,374,171)	$—	$—	$(6,374,171)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(163,926)	$—	$(163,926)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTI-284

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—110.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—5.9%
Fannie Mae 30 Yr. Pool 4.000%, 10/01/48	771,096	$828,160
4.000%, 06/01/50	1,667,121	1,786,452
Fannie Mae ARM Pool 1.299%, 12M MTA + 1.200%, 07/01/44 (a)	5,141	5,243
1.299%, 12M MTA + 1.200%, 09/01/44 (a)	10,149	10,351
2.422%, 1Y H15 + 2.360%, 11/01/34 (a)	188,814	200,750
Fannie Mae REMICS (CMO) 0.136%, 1M LIBOR + 0.060%, 07/25/37 (a)	138,845	136,447
0.144%, 1M LIBOR + 0.060%, 12/25/36 (a)	17,328	17,176
0.236%, 1M LIBOR + 0.150%, 08/25/34 (a)	23,605	23,424
0.436%, 1M LIBOR + 0.350%, 07/25/37 (a)	3,495	3,517
0.466%, 1M LIBOR + 0.380%, 07/25/37 (a)	34,045	34,373
1.932%, 05/25/35 (a)	98,422	100,428
Fannie Mae Whole Loan (CMO) 0.436%, 1M LIBOR + 0.350%, 05/25/42 (a)	26,596	26,780
Freddie Mac ARM Non-Gold Pool 2.350%, 1Y H15 + 2.225%, 01/01/34 (a)	17,823	18,946
Freddie Mac REMICS (CMO) 0.446%, 1M LIBOR + 0.350%, 07/15/44 (a)	1,854,424	1,844,033
Freddie Mac Strips (CMO) 0.534%, 1M LIBOR + 0.450%, 09/15/42 (a)	2,145,318	2,136,512
Freddie Mac Structured Pass-Through Certificates (CMO) 0.346%, 1M LIBOR + 0.260%, 08/25/31 (a)	20,477	20,014
1.292%, 12M MTA + 1.200%, 10/25/44 (a)	1,094,665	1,122,666
1.299%, 12M MTA + 1.200%, 02/25/45 (a)	324,716	326,893
Government National Mortgage Association (CMO) 0.382%, 12M LIBOR + 0.150%, 08/20/68 (a)	2,950,151	2,915,936
0.920%, 1M LIBOR + 0.830%, 08/20/66 (a)	197,182	200,071
1.029%, 12M LIBOR + 0.750%, 04/20/67 (a)	2,387,667	2,415,418
Uniform Mortgage-Backed Securities 30 Yr. Pool 3.500%, TBA (b)	17,720,000	18,762,418
4.000%, TBA (b)	102,270,000	109,570,720

		142,506,728

U.S. Treasury—104.4%
U.S. Treasury Bond 1.625%, 11/15/50 (c)	12,550,000	11,274,900
U.S. Treasury Inflation Indexed Bonds 0.125%, 04/15/26 (c) (d)	40,091,975	43,400,085
0.125%, 07/15/31 (c) (d)	77,575,814	85,419,257
0.125%, 02/15/51 (d)	16,051,463	17,580,533
0.250%, 02/15/50 (d)	12,549,412	14,128,220
0.625%, 02/15/43 (d)	10,210,264	12,157,659
0.750%, 02/15/42 (c) (d)	54,548,530	66,405,023
0.750%, 02/15/45 (d)	18,268,204	22,454,905
0.875%, 02/15/47 (d)	43,576,483	55,808,538
1.000%, 02/15/46 (c) (d)	65,007,448	84,592,635
1.375%, 02/15/44 (c) (d)	89,089,985	122,263,244
1.750%, 01/15/28 (c) (d)	67,307,966	80,986,032
2.000%, 01/15/26 (d)	30,170,123	35,182,763
2.125%, 02/15/40 (d)	25,043,109	37,256,515
2.125%, 02/15/41 (d)	18,983,281	28,569,591
2.375%, 01/15/25 (c) (d)	59,784,135	68,624,869
2.375%, 01/15/27 (d) (e) (f)	514,341	625,698
2.500%, 01/15/29 (d)	29,561,392	37,860,906

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
3.375%, 04/15/32 (d) (e) (f)	2,980,256	4,360,410
3.625%, 04/15/28 (d)	32,352,059	43,251,291
3.875%, 04/15/29 (d)	33,739,328	47,058,894
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (d)	23,275,800	23,445,520
0.125%, 04/15/22 (c) (d)	62,981,445	63,860,561
0.125%, 07/15/22 (d) (g) (h)	36,081,514	36,950,665
0.125%, 01/15/23 (c) (d) (g)	99,400,926	102,762,179
0.125%, 10/15/24 (c) (d)	91,953,792	98,369,005
0.125%, 04/15/25 (d)	46,074,300	49,427,285
0.125%, 10/15/25 (d)	9,678,308	10,472,106
0.125%, 04/15/26 (c) (d)	40,091,975	43,400,085
0.125%, 07/15/26 (c) (d)	59,498,327	64,903,533
0.125%, 01/15/30 (c) (d)	64,527,648	70,887,150
0.125%, 07/15/30 (c) (d)	65,742,450	72,498,172
0.125%, 01/15/31 (c) (d)	84,688,195	92,941,986
0.125%, 07/15/31 (c) (d)	77,575,814	85,419,257
0.250%, 01/15/25 (c) (d)	67,326,440	72,331,214
0.250%, 07/15/29 (c) (d)	78,604,253	87,444,161
0.375%, 07/15/23 (c) (d)	79,013,889	83,242,366
0.375%, 07/15/25 (d)	10,876,082	11,867,534
0.375%, 01/15/27 (d)	47,210,982	52,120,802
0.375%, 07/15/27 (d)	47,412,891	52,741,285
0.500%, 04/15/24 (c) (d)	83,611,190	89,290,872
0.500%, 01/15/28 (c) (d)	138,342,754	154,877,235
0.625%, 04/15/23 (c) (d)	82,216,647	86,027,732
0.625%, 01/15/24 (d) (h)	58,551,662	62,469,591
0.625%, 01/15/26 (c) (d)	57,275,131	63,215,189
0.750%, 07/15/28 (d)	48,509,806	55,540,570
0.875%, 01/15/29 (d) (i)	17,744,943	20,501,648
U.S. Treasury Notes 1.750%, 12/31/24 (f)	2,260,000	2,344,838

		2,499,795,167

Total U.S. Treasury & Government Agencies (Cost $2,516,111,348)		2,642,301,895

Foreign Government—11.6%

Sovereign—11.6%
Australia Government Bonds 1.250%, 02/21/22 (AUD) (d)	8,500,000	7,390,372
3.000%, 09/20/25 (AUD ) (d)	11,150,000	12,098,025
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (d)	7,775,568	7,821,487
French Republic Government Bond OAT 0.100%, 03/01/26 (144A) (EUR) (d)	15,799,770	20,240,321
0.250%, 07/25/24 (EUR) (d)	4,237,389	5,316,197
Italy Buoni Poliennali Del Tesoro 0.400%, 05/15/30 (144A) (EUR) (d)	37,368,554	47,913,120
1.400%, 05/26/25 (144A) (EUR) (d)	57,319,720	72,749,621
Japanese Government CPI Linked Bonds 0.005%, 03/10/31 (JPY) (d)	1,078,517,200	9,897,027
0.100%, 03/10/28 (JPY) (d)	1,637,351,280	15,107,561
0.100%, 03/10/29 (JPY) (d)	2,212,943,940	20,468,166

BHFTI-285

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	$4,862,535
New Zealand Government Inflation Linked Bonds 2.500%, 09/20/35 (NZD) (d)	1,687,350	1,639,403
3.000%, 09/20/30 (NZD) (d)	11,600,000	11,300,410
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,800,000	1,652,324
Qatar Government International Bond 3.875%, 04/23/23	2,500,000	2,629,780
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (d)	11,340,090	16,850,692
1.250%, 11/22/27 (GBP) (d)	6,516,112	11,436,210
1.875%, 11/22/22 (GBP) (d)	6,386,489	9,342,567

Total Foreign Government (Cost $273,417,537)		278,715,818

Asset-Backed Securities—6.5%

Asset-Backed - Home Equity—1.1%
ACE Securities Corp. Home Equity Loan Trust 0.286%, 1M LIBOR + 0.200%, 03/25/37 (a)	514,299	313,329
1.136%, 1M LIBOR + 1.050%, 12/25/33 (a)	1,356,560	1,355,355
Asset Backed Securities Corp. Home Equity Loan Trust 0.911%, 1M LIBOR + 0.825%, 04/25/34 (a)	1,518,283	1,500,612
Citigroup Mortgage Loan Trust, Inc. 0.266%, 1M LIBOR + 0.180%, 03/25/37 (a)	1,024,892	944,171
0.376%, 1M LIBOR + 0.290%, 09/25/36 (144A) (a)	1,378,904	1,338,874
0.776%, 1M LIBOR + 0.690%, 10/25/35 (a)	3,700,000	3,629,561
First NLC Trust 0.156%, 1M LIBOR + 0.070%, 08/25/37 (144A) (a)	910,250	590,251
GSAA Home Equity Trust 6.720%, 03/25/46 (j)	365,351	267,972
Home Equity Asset Trust 0.761%, 1M LIBOR + 0.675%, 02/25/36 (a)	2,400,000	2,391,142
0.881%, 1M LIBOR + 0.795%, 07/25/34 (a)	158,420	157,717
0.941%, 1M LIBOR + 0.855%, 08/25/34 (a)	343,476	341,857
HSI Asset Securitization Corp. Trust 0.186%, 1M LIBOR + 0.100%, 10/25/36 (a)	4,517	2,301
MASTR Asset-Backed Securities Trust 0.836%, 1M LIBOR + 0.750%, 10/25/35 (a)	114,725	115,881
Morgan Stanley ABS Capital, Inc. Trust 0.746%, 1M LIBOR + 0.660%, 01/25/35 (a)	736,006	734,677
0.761%, 1M LIBOR + 0.675%, 09/25/35 (a)	1,300,000	1,282,009
New Century Home Equity Loan Trust 0.851%, 1M LIBOR + 0.765%, 02/25/35 (a)	405,045	402,255
Nomura Home Equity Loan, Inc 0.521%, 1M LIBOR + 0.435%, 03/25/36 (a)	2,671,246	2,657,658
NovaStar Mortgage Funding Trust 0.791%, 1M LIBOR + 0.705%, 01/25/36 (a)	1,400,030	1,398,630
RASC Trust 0.546%, 1M LIBOR + 0.230%, 06/25/36 (a)	4,785,312	4,710,289
Soundview Home Loan Trust 0.146%, 1M LIBOR + 0.060%, 11/25/36 (144A) (a)	43,841	17,648
0.266%, 1M LIBOR + 0.180%, 07/25/37 (a)	391,437	375,822
0.286%, 1M LIBOR + 0.200%, 06/25/37 (a)	2,276,242	1,961,883

		26,489,894

Asset-Backed - Other—5.1%
AMMC CLO, Ltd. 1.078%, 3M LIBOR + 0.950%, 11/10/30 (144A) (a)	1,000,000	1,000,345
1.113%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	5,271,380	5,271,432
Anchorage Capital CLO, Ltd. 1.176%, 3M LIBOR + 1.050%, 07/15/30 (144A) (a)	1,300,000	1,300,074
1.278%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	1,600,000	1,600,778
Apidos CLO XXVI 1.090%, 3M LIBOR + 0.900%, 07/18/29 (144A) (a)	1,600,000	1,600,512
Apidos CLO XXVII 1.064%, 3M LIBOR + 0.930%, 07/17/30 (144A) (a)	1,700,000	1,700,954
ARES L CLO, Ltd. 1.176%, 3M LIBOR + 1.050%, 01/15/32 (144A) (a)	700,000	700,277
ARES LII CLO, Ltd. 1.188%, 3M LIBOR + 1.050%, 04/22/31 (144A) (a)	400,000	400,655
Argent Securities Trust 0.406%, 1M LIBOR + 0.320%, 05/25/36 (a)	242,662	85,901
Assurant CLO, Ltd. 1.174%, 3M LIBOR + 1.040%, 10/20/31 (144A) (a)	1,100,000	1,100,354
Atlas Senior Loan Fund, Ltd. 1.276%, 3M LIBOR + 1.150%, 01/16/30 (144A) (a)	2,300,000	2,295,895
Atrium XII 0.968%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	2,251,340	2,251,804
Barings Euro CLO B.V. 0.271%, 3M EURIBOR + 0.820%, 10/25/29 (144A) (EUR) (a)	194,523	225,176
Birch Grove CLO, Ltd. 1.246%, 3M LIBOR + 1.130%, 06/15/31 (144A) (a)	1,000,000	1,000,384
Black Diamond CLO, Ltd. 0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (a)	880,402	1,020,404
1.195%, 3M LIBOR + 1.050%, 10/03/29 (144A) (a)	570,185	569,593
Carlyle Global Market Strategies CLO, Ltd. 1.075%, 3M LIBOR + 0.950%, 18/14/30 (144A) (a)	2,300,000	2,300,343
1.218%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	400,000	400,042
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (144A) (EUR) (a)	136,521	158,185
Carlyle U.S. CLO, Ltd. 1.134%, 3M LIBOR + 1.000%, 04/20/31 (144A) (a)	1,200,000	1,200,386
Catamaran CLO, Ltd. 0.979%, 3M LIBOR + 0.850%, 01/27/28 (144A) (a)	1,416,223	1,416,284
1.482%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	1,989,793	1,990,340
Cathedral Lake, Ltd. 0.976%, 3M LIBOR + 0.850%, 07/16/29 (144A) (a)	752,566	752,584
CIFC Funding, Ltd. 1.075%, 3M LIBOR + 0.950%, 10/24/30 (144A) (a)	2,500,000	2,500,718
CIT Mortgage Loan Trust 1.436%, 1M LIBOR + 1.350%, 10/25/37 (144A) (a)	1,945,813	1,962,221
1.586%, 1M LIBOR + 1.500%, 10/25/37 (144A) (a)	4,400,000	4,486,957
Countrywide Asset-Backed Certificates 0.276%, 1M LIBOR + 0.190%, 11/25/37 (a)	6,437,717	6,225,873
Credit-Based Asset Servicing and Securitization LLC 0.212%, 1M LIBOR + 0.120%, 07/25/37 (144A) (a)	77,905	62,259
0.312%, 1M LIBOR + 0.220%, 07/25/37 (144A) (a)	1,552,632	1,257,922
Crestline Denali CLO XV, Ltd. 1.164%, 3M LIBOR + 1.030%, 04/20/30 (144A) (a)	1,200,000	1,200,265

BHFTI-286

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other —(Continued)
Crestline Denali CLO, Ltd. 1.226%, 3M LIBOR + 1.140%, 10/23/31 (144A) (a)	800,000	$799,999
CSAB Mortgage-Backed Trust 6.220%, 09/25/36 (j)	441,659	205,767
CWABS Asset-Backed Certificates Trust 0.826%, 1M LIBOR + 0.740%, 08/25/47 (a)	31,310	30,949
0.881%, 1M LIBOR + 0.795%, 02/25/36 (a)	2,191,086	2,190,914
Dryden 44 Euro CLO B.V. 0.860%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	1,000,000	1,153,531
Ellington Loan Acquisition Trust 1.186%, 1M LIBOR + 1.100%, 05/25/37 (144A) (a)	1,421,327	1,424,590
First Franklin Mortgage Loan Trust 0.206%, 1M LIBOR + 0.120%, 12/25/36 (a)	10,903,076	9,863,132
0.396%, 1M LIBOR + 0.310%, 07/25/36 (a)	2,358,831	2,321,056
GSAMP Trust 0.821%, 1M LIBOR + 0.735%, 09/25/35 (a)	137,460	137,811
Halcyon Loan Advisors Funding, Ltd. 1.054%, 3M LIBOR + 0.920%, 04/20/27 (144A) (a)	75,931	75,912
HSI Asset Securitization Corp. Trust 0.246%, 1M LIBOR + 0.160%, 05/25/37 (a)	218,779	217,981
ICG U.S. CLO, Ltd. 1.538%, 3M LIBOR + 1.400%, 10/22/31 (144A) (a)	200,000	200,031
Jamestown CLO, Ltd. 1.354%, 3M LIBOR + 1.220%, 01/17/27 (144A) (a)	78,675	78,663
JPMorgan Mortgage Acquisition Trust 0.296%, 1M LIBOR + 0.210%, 10/25/36 (a)	100,489	99,894
Jubilee CLO B.V. 0.294%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (a)	673,753	779,676
KVK CLO, Ltd. 1.033%, 3M LIBOR + 0.900%, 01/14/28 (144A) (a)	646,400	646,387
Laurelin B.V. 0.720%, 3M EURIBOR + 0.720%, 10/20/31 (144A) (EUR) (a)	700,000	808,378
Legacy Mortgage Asset Trust 3.750%, 04/25/59 (144A) (j)	425,863	428,735
LoanCore Issuer, Ltd. 1.214%, 1M LIBOR + 1.130%, 05/15/36 (144A) (a)	1,320,360	1,320,360
Long Beach Mortgage Loan Trust 0.206%, 1M LIBOR + 0.120%, 08/25/36 (a)	955,608	506,545
0.821%, 1M LIBOR + 0.735%, 08/25/35 (a)	120,682	121,136
Mackay Shields Euro CLO-2 DAC 1.550%, 3M EURIBOR + 1.550%, 08/15/33 (144A) (EUR) (a)	950,000	1,101,563
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	925,065	1,071,674
Marlette Funding Trust 2.690%, 09/17/29 (144A)	10,589	10,597
Morgan Stanley ABS Capital, Inc. Trust 1.061%, 1M LIBOR + 0.975%, 07/25/34 (a)	53,828	53,569
Morgan Stanley IXIS Real Estate Capital Trust 0.136%, 1M LIBOR + 0.050%, 11/25/36 (a)	567	251
Mountain View CLO LLC 1.216%, 3M LIBOR + 1.090%, 10/16/29 (144A) (a)	2,000,000	2,000,562
MP CLO VII, Ltd. 1.024%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	1,787,067	1,787,327

Asset-Backed - Other —(Continued)
OAK Hill European Credit Partners VII DAC 0.740%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	2,100,000	2,433,131
Oaktree CLO, Ltd. 1.248%, 3M LIBOR + 1.110%, 04/22/30 (144A) (a)	600,000	601,958
OCP CLO, Ltd. 0.926%, 3M LIBOR + 0.800%, 07/15/27 (144A) (a)	281,500	281,533
0.945%, 3M LIBOR + 0.820%, 10/26/27 (144A) (a)	64,165	64,106
OZLM, Ltd. Zero Coupon, 3M LIBOR + 1.100%, 10/20/31 (144A) (a)	500,000	500,000
Zero Coupon, 3M LIBOR + 1.160%, 07/20/32 (144A) (a)	300,000	300,024
Palmer Square European Loan Funding DAC 0.870%, 3M EURIBOR + 0.870%, 02/15/30 (144A) (EUR) (a)	3,436,273	4,011,187
Palmer Square Loan Funding, Ltd. Zero Coupon, 3M LIBOR + 0.800%, 10/15/29 (144A) (a)	3,200,000	3,200,000
0.971%, 3M LIBOR + 0.800%, 07/20/29 (144A) (a)	3,600,000	3,601,292
1.025%, 3M LIBOR + 0.900%, 10/24/27 (144A) (a)	243,093	243,111
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.776%, 1M LIBOR + 0.690%, 05/25/35 (a)	42,045	42,070
0.821%, 1M LIBOR + 0.735%, 09/25/35 (a)	195,642	195,617
1.136%, 1M LIBOR + 1.050%, 10/25/34 (a)	4,000,000	4,000,924
Penta CLO B.V. 0.790%, 6M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (a)	574,459	665,493
RAAC Trust 0.596%, 1M LIBOR + 0.510%, 08/25/36 (a)	139,031	$140,122
Romark CLO, Ltd. 1.168%, 3M LIBOR + 1.030%, 10/23/30 (144A) (a)	1,300,000	1,300,220
Saranac CLO, Ltd. Zero Coupon, 3M LIBOR + 1.140%, 08/13/31 (144A) (a)	1,800,000	1,799,996
Saxon Asset Securities Trust 0.396%, 1M LIBOR + 0.310%, 09/25/37 (a)	769,403	759,540
Securitized Asset-Backed Receivables LLC Trust 0.386%, 1M LIBOR + 0.300%, 07/25/36 (a)	312,715	177,491
0.406%, 1M LIBOR + 0.320%, 07/25/36 (a)	3,398,900	1,613,218
Segovia European CLO 0.880%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	300,000	346,482
Small Business Administration Participation Certificates 5.510%, 11/01/27	558,575	610,542
Sound Point CLO, Ltd. 1.038%, 3M LIBOR + 0.900%, 01/23/29 (144A) (a)	2,000,000	2,000,122
1.295%, 3M LIBOR + 1.210%, 07/20/32 (144A) (a)	1,400,000	1,399,595
SP-STATIC CLO 1, Ltd. 1.538%, 3M LIBOR + 1.400%, 07/22/28 (144A) (a)	1,864,949	1,865,057
Stanwich Mortgage Loan Co. LLC 3.375%, 08/15/24 (144A) (j)	27,656	27,724
Steele Creek CLO, Ltd. 1.031%, 3M LIBOR + 0.900%, 05/21/29 (144A) (a)	2,323,690	2,322,226
Structured Asset Securities Corp. Mortgage Loan Trust 1.586%, 1M LIBOR + 1.500%, 04/25/35 (a)	95,620	96,561
Symphony CLO, Ltd. 1.083%, 3M LIBOR + 0.950%, 07/14/26 (144A) (a)	743,719	743,749
THL Credit Wind River CLO, Ltd. 0.996%, 3M LIBOR + 0.870%, 10/15/27 (144A) (a)	46,547	46,533
1.164%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	1,400,000	1,400,126
Towd Point Mortgage Trust 1.086%, 1M LIBOR + 1.000%, 10/25/59 (144A) (a)	1,422,514	1,433,762
Venture CLO, Ltd. 0.946%, 3M LIBOR + 0.820%, 04/15/27 (144A) (a)	1,507,194	1,505,856

BHFTI-287

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other —(Continued)
Venture CLO, Ltd.
1.006%, 3M LIBOR + 0.880%, 07/15/27 (144A) (a)	978,265	$978,317
1.034%, 3M LIBOR + 0.900%, 10/20/28 (144A) (a)	1,151,898	1,151,895
1.154%, 3M LIBOR + 1.020%, 04/20/29 (144A) (a)	418,725	418,910
Vibrant CLO, Ltd. 1.198%, 3M LIBOR + 1.120%, 07/20/32 (144A) (a)	900,000	900,095
Voya CLO, Ltd. 1.034%, 3M LIBOR + 0.900%, 07/20/29 (144A) (a)	769,279	769,482
Z Capital Credit Partners CLO, Ltd. 1.076%, 3M LIBOR + 0.950%, 07/16/27 (144A) (a)	892,615	892,008

		122,315,982

Asset-Backed - Student Loan—0.3%
College Loan Corp. Trust 0.375%, 3M LIBOR + 0.250%, 01/25/24 (a)	900,000	890,282
SLM Student Loan Trust 0.675%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	3,085,916	3,104,681
1.625%, 3M LIBOR + 1.500%, 04/25/23 (a)	2,647,867	2,668,062

		6,663,025

Total Asset-Backed Securities (Cost $152,032,506)		155,468,901

Corporate Bonds & Notes—5.6%

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 3.550%, 10/07/22	2,100,000	$2,139,375
Nissan Motor Acceptance Corp. 2.650%, 07/13/22 (144A)	100,000	101,519

		2,240,894

Banks—3.1%
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/25/23 (EUR) (a)	200,000	248,026
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,570,000	1,791,920
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,815,873
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	11,712,606
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,389,925
JPMorgan Chase & Co. 3.599%, 3M LIBOR + 3.470%, 01/30/22 (a)	440,000	442,408
Lloyds Banking Group plc 4.947%, 5Y EUR ICE Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	1,140,980
Natwest Group plc 1.682%, 3M LIBOR + 1.550%, 06/25/24 (a)	2,600,000	2,653,623
4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	1,700,000	1,809,436
Nykredit Realkredit A/S 0.500%, 10/01/43 (DKK)	21,627,433	3,119,471
1.000%, 10/01/50 (DKK)	186,899,121	27,317,184
1.500%, 10/01/53 (DKK)	6,189,549	922,407
2.500%, 10/01/47 (DKK)	6,728	1,120

Banks—(Continued)
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	10,700,000	12,184,751

		73,549,730

Chemicals—0.0%
Syngenta Finance NV 4.441%, 04/24/23 (144A)	400,000	418,136

Commercial Services—0.0%
RELX Capital, Inc. 3.500%, 03/16/23	300,000	312,587

Distribution/Wholesale—0.0%
Toyota Tsusho Corp. 3.625%, 09/13/23	200,000	211,059

Diversified Financial Services—1.7%
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 (144A)	114,000	112,119
Jyske Realkredit A/S 0.500%, 10/01/43 (DKK)	7,156,731	1,034,455
1.000%, 10/01/50 (DKK)	97,715,819	14,322,077
1.000%, 10/01/53 (DKK)	22,418,156	3,185,155
2.500%, 10/01/47 (DKK)	4,531	754
Mitsubishi HC Capital, Inc. 3.960%, 09/19/23 (144A)	400,000	423,628
Nordea Kredit Realkreditaktieselskab 0.500%, 10/01/43 (DKK)	2,936,961	424,535
1.000%, 10/01/50 (DKK)	63,886,083	9,371,451
1.500%, 10/01/53 (DKK)	9,100,000	1,355,969
2.500%, 10/01/47 (DKK)	1,134	189
Realkredit Danmark A/S 1.000%, 10/01/53 (DKK)	78,271,736	11,147,775
2.500%, 04/01/47 (DKK)	10,622	1,763

		41,379,870

Electric—0.1%
Eversource Energy 2.900%, 10/01/24	100,000	105,670
Sempra Energy 2.900%, 02/01/23	500,000	514,745
4.050%, 12/01/23	400,000	426,026

		1,046,441

Gas—0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	207,121

Home Builders—0.1%
DR Horton, Inc. 5.750%, 08/15/23	900,000	975,914

Insurance—0.0%
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	300,000	306,195
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	100,000	106,203

		412,398

BHFTI-288

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	$203,687

Media—0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	200,000	205,082

Oil & Gas—0.2%
Petrobras Global Finance B.V. 5.093%, 01/15/30	3,897,000	4,120,220
6.250%, 12/14/26 (GBP)	400,000	610,105

		4,730,325

Pharmaceuticals—0.0%
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	100,000	104,250

Retail—0.3%
McDonald’s Corp. 0.562%, 3M LIBOR + 0.430%, 10/28/21 (a)	6,900,000	6,901,851

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC 3.875%, 09/01/22 (144A)	200,000	205,953
4.625%, 06/01/23 (144A)	200,000	212,672

		418,625

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	334,308

Trucking & Leasing—0.0%
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	203,544

Total Corporate Bonds & Notes (Cost $123,136,474)		133,855,822

Mortgage-Backed Securities—2.9%

Collateralized Mortgage Obligations—2.7%
Alternative Loan Trust 0.266%, 1M LIBOR + 0.180%, 05/25/47 (a)	154,129	147,933
0.267%, 1M LIBOR + 0.180%, 02/20/47 (a)	520,339	406,420
0.326%, 1M LIBOR + 0.240%, 06/25/36 (a)	1,510,162	1,497,872
0.646%, 1M LIBOR + 0.560%, 12/25/35 (a)	19,448	19,523
5.000%, 07/25/35	157,140	119,726
5.500%, 06/25/25	492,810	471,059
6.000%, 03/25/37	3,356,280	1,891,134
6.000%, 04/25/37	698,190	700,790
Banc of America Funding Trust 0.527%, 1M LIBOR + 0.440%, 07/20/36 (a)	2,286	2,286
2.606%, 02/20/36 (a)	209,989	212,284

Collateralized Mortgage Obligations—(Continued)
Banc of America Mortgage Trust 2.487%, 06/25/35 (a)	38,378	36,345
2.970%, 09/25/35 (a)	37,254	37,004
Bear Stearns Adjustable Rate Mortgage Trust 2.890%, 03/25/35 (a)	161,188	162,224
Bear Stearns ALT-A Trust 0.406%, 1M LIBOR + 0.320%, 02/25/34 (a)	82,702	80,809
2.910%, 09/25/35 (a)	523,660	404,000
Chase Mortgage Finance Trust 2.510%, 02/25/37 (a)	21,162	21,519
CHL Mortgage Pass-Through Trust 0.666%, 1M LIBOR + 0.580%, 04/25/35 (a)	340,328	322,566
2.713%, 11/20/34 (a)	1,935	1,959
2.887%, 08/25/34 (a)	14,014	14,308
6.000%, 03/25/37	930,618	672,932
Citigroup Mortgage Loan Trust 1.966%, 08/25/35 (a)	9,063	9,209
2.470%, 1Y H15 + 2.400%, 05/25/35 (a)	4,357	4,420
3.156%, 03/25/37 (a)	1,787,192	1,798,009
3.258%, 04/25/66 (144A) (a)	459,590	463,028
Countrywide Home Reperforming Loan REMIC Trust 0.426%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	43,540	42,181
Credit Suisse Mortgage Capital Certificates 0.236%, 1M LIBOR + 0.150%, 09/29/36 (144A) (a)	1,392,257	1,365,926
0.584%, 11/30/37 (144A) (a)	2,600,000	2,478,076
2.961%, 10/27/59 (144A) (a)	2,752,140	2,771,115
6.113%, 10/26/36 (144A) (a)	50,857	50,019
Deutsche ALT-B Securities Mortgage Loan Trust 0.186%, 1M LIBOR + 0.100%, 10/25/36 (a)	12,090	9,879
6.369%, 10/25/36 (j)	212,334	213,969
6.386%, 10/25/36 (j)	212,334	213,966
Eurosail-UK plc 1.017%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (a)	1,338,752	1,802,449
First Horizon Alternative Mortgage Securities Trust 2.156%, 06/25/34 (a)	85,699	88,105
Great Hall Mortgages No. 1 plc 0.202%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP)(a)	102,313	136,516
0.222%, 3M GBP LIBOR + 0.150%, 06/18/38 (GBP)(a)	58,854	78,551
GreenPoint Mortgage Funding Trust 0.266%, 1M LIBOR + 0.180%, 09/25/46 (a)	369,028	363,675
0.526%, 1M LIBOR + 0.440%, 06/25/45 (a)	151,479	143,595
0.626%, 1M LIBOR + 0.540%, 11/25/45 (a)	97,210	88,948
GSR Mortgage Loan Trust 2.461%, 12/25/34 (a)	245,940	250,227
2.654%, 01/25/35 (a)	37,928	37,955
2.859%, 09/25/35 (a)	72,013	74,092
2.903%, 05/25/35 (a)	171,942	169,580
3.133%, 11/25/35 (a)	223,091	213,486
HarborView Mortgage Loan Trust 0.277%, 1M LIBOR + 0.190%, 09/19/37 (a)	21,861	21,531
0.527%, 1M LIBOR + 0.440%, 05/19/35 (a)	35,212	33,998
0.647%, 1M LIBOR + 0.560%, 02/19/36 (a)	88,859	58,846
0.987%, 1M LIBOR + 0.900%, 06/20/35 (a)	211,369	210,059
Hawksmoor Mortgages plc 1.100%, SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	7,302,840	9,879,246
IndyMac INDA Mortgage Loan Trust 2.930%, 11/25/35 (a)	37,457	36,681
JPMorgan Mortgage Trust 2.285%, 02/25/35 (a)	62,953	64,176

BHFTI-289

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JPMorgan Mortgage Trust
2.377%, 09/25/35 (a)	13,292	$12,705
2.566%, 08/25/35 (a)	80,029	81,289
2.665%, 06/25/35 (a)	130,581	135,487
2.694%, 07/25/35 (a)	54,189	55,271
2.765%, 07/25/35 (a)	51,712	53,315
2.886%, 07/27/37 (144A) (a)	354,723	346,766
2.945%, 08/25/35 (a)	110,195	103,954
Lehman XS Trust 0.626%, 1M LIBOR + 0.540%, 12/25/35 (a)	82,362	81,717
1.236%, 1M LIBOR + 1.150%, 12/25/37 (a)	3,040,746	3,208,158
MASTR Adjustable Rate Mortgages Trust 1.761%, 12/25/33 (a)	19,382	19,341
2.731%, 11/21/34 (a)	52,386	53,247
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.524%, 1M LIBOR + 0.440%, 12/15/30 (a)	11,643	11,465
0.784%, 1M LIBOR + 0.700%, 11/15/31 (a)	71,420	73,100
Merrill Lynch Mortgage Investors Trust 2.946%, 12/25/35 (a)	49,357	42,271
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	810,514	833,475
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	6,469,950	6,683,522
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.136%, 1M LIBOR + 1.050%, 04/25/35 (a)	2,000,000	2,031,902
Residential Accredit Loans, Inc. 0.386%, 1M LIBOR + 0.300%, 08/25/35 (a)	57,808	49,485
1.014%, 10/25/37 (a)	812,994	796,832
1.452%, 12M MTA + 1.360%, 09/25/45 (a)	68,135	67,175
Residential Asset Securitization Trust 6.500%, 09/25/36	275,980	148,255
Residential Mortgage Securities 32 plc 1.300%, 3M SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	2,777,909	3,780,808
Sequoia Mortgage Trust 0.487%, 1M LIBOR + 0.400%, 07/20/36 (a)	328,305	320,630
0.787%, 1M LIBOR + 0.700%, 10/19/26 (a)	23,044	22,923
Structured Adjustable Rate Mortgage Loan Trust 1.492%, 12M MTA + 1.400%, 01/25/35 (a)	54,519	51,277
2.440%, 02/25/34 (a)	39,766	40,380
Structured Asset Mortgage Investments II Trust 0.466%, 1M LIBOR + 0.380%, 06/25/36 (a)	25,627	25,468
0.506%, 1M LIBOR + 0.420%, 05/25/36 (a)	21,883	19,245
0.587%, 1M LIBOR + 0.500%, 07/19/35 (a)	65,424	64,009
0.747%, 1M LIBOR + 0.660%, 10/19/34 (a)	38,604	38,249
TBW Mortgage-Backed Trust 6.515%, 07/25/37 (j)	167,137	93,117
Towd Point Mortgage Funding plc 1.097%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (a)	5,798,811	7,874,669
Wachovia Mortgage Loan Trust 0.546%, 1M LIBOR + 0.460%, 01/25/37 (a)	1,902,525	1,026,189
WaMu Mortgage Pass-Through Certificates Trust 0.862%, 12M MTA + 0.770%, 05/25/47 (a)	199,902	195,221
0.909%, 12M MTA + 0.810%, 12/25/46 (a)	40,033	38,807
1.092%, 12M MTA + 1.000%, 02/25/46 (a)	70,876	71,879
1.092%, 12M MTA + 1.000%, 08/25/46 (a)	2,172,920	2,181,436
1.292%, 12M MTA + 1.200%, 11/25/42 (a)	7,853	7,788
1.763%, COFI + 1.500%, 07/25/46 (a)	380,695	375,788

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
1.763%, COFI + 1.500%, 11/25/46 (a)	107,931	106,821
2.021%, 08/25/35 (a)	10,398	10,321
2.605%, 11/25/36 (a)	4,305,720	4,310,292
2.992%, 12/25/35 (a)	64,799	66,934
Wells Fargo Mortgage-Backed Securities Trust 2.800%, 04/25/36 (a)	52,588	51,644

		66,056,833

Commercial Mortgage-Backed Securities—0.2%
AREIT Trust 2.785%, SOFR + 2.734%, 04/15/37 (144A) (a)	1,942,773	1,952,486
Bancorp Commercial Mortgage Trust 1.215%, SOFR + 1.164%, 09/15/36 (144A) (a)	736,179	736,179
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	3,109	3,112
JPMorgan Chase Commercial Mortgage Securities Trust 1.534%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	1,419,806	1,410,707

		4,102,484

Total Mortgage-Backed Securities (Cost $67,017,909)		70,159,317

Preferred Stock—0.5%

Wireless Telecommunication Services—0.5%
AT&T Mobility II LLC(†) (k)(l) (Cost $12,009,870)	444,022	11,662,745

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,333,800

Short-Term Investments—31.2%

Repurchase Agreements—31.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.030%, due on 10/04/21 with a maturity value of $709,101,773; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/47, with market value of $716,511,475.	709,100,000	709,100,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $37,643,908; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $38,396,795.	37,643,908	37,643,908

Total Short-Term Investments (Cost $746,743,908)		746,743,908

Total Purchased Options—0.2% (m) (Cost $1,416,154)		3,683,836

Total Investments—168.9% (Cost $3,892,785,706)		4,043,926,042
Other assets and liabilities (net)—(68.9)%		(1,648,973,563)

Net Assets—100.0%		$2,394,952,479

BHFTI-290

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $11,662,745, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2021, the value of securities pledged amounted to $452,786.
(f)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2021, the value of securities pledged amounted to $5,196,374.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $6,363,001.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2021, the market value of securities pledged was $7,771,643.
(i)	All or a portion of the security was pledged as collateral against open OTC option contracts. As of September 30, 2021, the market value of securities pledged was $44,962.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.5% of net assets.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $298,561,918, which is 12.5% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
AT&T Mobility II LLC , 7.000%,	09/24/20	444,022	$12,009,870	$11,662,745

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	20,107,671	UBSA	10/05/21	USD	14,558,296	$(21,460)
BRL	17,928,445	BNP	10/04/21	USD	3,392,968	(100,778)
BRL	17,928,445	GSBU	10/04/21	USD	3,296,034	(3,843)
CNH	4,545,009	BNP	10/22/21	USD	700,691	3,354
CNH	6,010,867	BNP	10/22/21	USD	927,775	3,339
CNH	4,578,019	GSBU	10/22/21	USD	706,104	3,055
CNH	13,593,000	JPMC	10/22/21	USD	2,103,556	2,069
CNH	3,776,762	CBNA	12/15/21	USD	581,421	1,111
CNH	5,064,365	GSBU	12/15/21	USD	778,867	2,266
DKK	9,490,000	CBNA	10/01/21	USD	1,510,599	(32,406)
DKK	50,328,537	CBNA	10/01/21	USD	7,919,518	(80,182)
EUR	1,919,000	JPMC	10/04/21	USD	2,277,703	(54,830)
GBP	752,000	BNP	10/04/21	USD	1,028,870	(15,625)
GBP	890,000	BNP	10/04/21	USD	1,224,914	(25,728)
GBP	48,467,000	BBP	10/04/21	USD	65,264,354	40,091
GBP	1,307,000	CBNA	11/02/21	USD	1,757,543	3,575
IDR	11,648,049,518	JPMC	11/15/21	USD	811,202	(724)
IDR	23,301,202,684	JPMC	11/15/21	USD	1,621,066	246
IDR	51,533,859,696	GSBU	12/15/21	USD	3,580,232	(5,002)
MXN	18,760,000	BNP	10/05/21	USD	928,929	(20,234)
MYR	506,797	BBP	10/20/21	USD	119,943	1,026
MYR	506,797	BBP	12/15/21	USD	120,709	(37)
NOK	49,715,000	JPMC	11/17/21	USD	5,625,669	59,473
RUB	3,019,156	BBP	10/22/21	USD	40,525	825
RUB	1,400,844	JPMC	10/22/21	USD	19,122	64
RUB	1,251,772	BBP	11/22/21	USD	16,767	283
RUB	2,057,768	CBNA	11/22/21	USD	27,540	488
RUB	231,289	CSI	11/22/21	USD	3,096	54

BHFTI-291

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
RUB	1,315,690	GSBU	11/22/21	USD	17,643	$278
RUB	963,807	UBSA	11/22/21	USD	12,873	255
RUB	3,019,156	GSBU	12/20/21	USD	40,658	241
SEK	48,720,000	UBSA	11/17/21	USD	5,616,524	(49,628)

Contracts to Deliver
AUD	7,023,505	BNP	10/05/21	USD	5,093,296	15,654
AUD	13,084,166	CBNA	10/05/21	USD	9,500,626	41,432
AUD	20,107,671	UBSA	11/02/21	USD	14,560,065	21,488
BRL	17,928,445	BNP	10/04/21	USD	3,296,034	3,843
BRL	17,928,445	GSBU	10/04/21	USD	3,388,159	95,969
BRL	17,928,445	BNP	11/03/21	USD	3,377,118	99,953
CAD	7,524,147	BNP	10/04/21	USD	5,926,000	(14,389)
CAD	2,441,000	BNP	10/04/21	USD	1,937,468	10,275
DKK	12,620,000	BNP	10/01/21	USD	2,018,905	53,173
DKK	196,683,393	JPMC	10/01/21	USD	31,625,877	989,834
DKK	277,505,626	SG	10/01/21	USD	44,642,477	1,417,301
DKK	50,138,468	CBNA	04/01/22	USD	7,919,518	80,715
DKK	422,450,000	GSBU	04/01/22	USD	65,991,073	(56,061)
EUR	137,433,196	BNP	10/04/21	USD	162,335,139	3,139,409
EUR	7,504,000	GSBU	10/04/21	USD	8,787,794	95,536
EUR	143,018,196	BNP	11/02/21	USD	165,840,437	85,354
GBP	11,363,000	BNP	10/04/21	USD	15,645,424	334,915
GBP	3,231,000	BNP	10/04/21	USD	4,463,054	109,604
GBP	639,000	BNP	10/04/21	USD	881,975	20,986
GBP	28,334,000	BBP	10/04/21	USD	38,840,644	663,407
GBP	4,607,000	BBP	10/04/21	USD	6,365,240	157,767
GBP	980,000	JPMC	10/04/21	USD	1,332,263	11,811
GBP	955,000	SG	10/04/21	USD	1,319,803	33,036
GBP	48,467,000	BBP	11/02/21	USD	65,267,170	(39,695)
IDR	61,235,328,000	BNP	11/15/21	USD	4,256,000	(4,791)
IDR	24,806,636,000	JPMC	11/15/21	USD	1,724,000	(2,061)
JPY	5,012,703,455	BBP	10/04/21	USD	45,640,140	600,350
JPY	5,012,703,455	BNP	11/02/21	USD	44,935,032	(113,456)
KRW	138,704,824	JPMC	12/15/21	USD	118,472	1,448
MXN	18,760,000	BNP	10/05/21	USD	924,067	15,372
MXN	93,801,550	GSBU	10/27/21	USD	4,621,449	92,789
MXN	18,760,000	BNP	01/12/22	USD	916,114	20,086
MYR	506,797	BBP	10/20/21	USD	120,954	(15)
NZD	17,971,500	JPMC	10/04/21	USD	12,492,284	85,663
PEN	7,267,017	CBNA	10/19/21	USD	1,840,963	83,926
TWD	2,762,997	GSBU	11/15/21	USD	100,123	954
TWD	616,770	GSBU	11/15/21	USD	22,367	230

Net Unrealized Appreciation						$7,863,428

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-Bobl Futures, Strike EUR 137.75	11/26/21	391	EUR	1,955	$(390)
Call Options on Euro-Bobl Futures, Strike EUR 138.75	11/26/21	221	EUR	1,105	(220)
Call Options on Euro-Schatz Futures, Strike EUR 113.20	11/26/21	1,442	EUR	7,210	(1,437)
Call Options on Euro-Schatz Futures, Strike EUR 113.50	11/26/21	1,009	EUR	5,045	(1,005)
Euro-Bund Futures	12/08/21	403	EUR	68,437,460	(1,293,907)
U.S. Treasury Note 5 Year Futures	12/31/21	2,321	USD	284,884,618	(1,711,061)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/21	(57)	AUD	(8,063,936)	102,994
Australian 3 Year Treasury Bond Futures	12/15/21	(117)	AUD	(13,623,254)	12,252

BHFTI-292

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro Short-BTP Futures	12/08/21	(56)	EUR	(6,367,760)	$7,386
Euro-BTP Futures	12/08/21	(236)	EUR	(35,860,200)	484,385
Euro-Bobl Futures	12/08/21	(612)	EUR	(82,577,160)	480,078
Euro-Buxl 30 Year Bond Futures	12/08/21	(275)	EUR	(55,918,500)	1,777,182
Euro-OAT Futures	12/08/21	(3)	EUR	(497,850)	10,260
Euro-Schatz Futures	12/08/21	(3,510)	EUR	(393,839,550)	447,570
Japanese Government 10 Year Bond Futures	12/13/21	(30)	JPY	(4,541,100,000)	122,470
U.S. Treasury Long Bond Futures	12/21/21	(825)	USD	(131,355,469)	3,512,795
U.S. Treasury Note 10 Year Futures	12/21/21	(155)	USD	(20,399,453)	293,409
U.S. Treasury Note 2 Year Futures	12/31/21	(509)	USD	(112,007,836)	59,118
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	(33)	USD	(4,793,250)	94,571
U.S. Treasury Ultra Long Bond Futures	12/21/21	(218)	USD	(41,651,625)	1,666,995
United Kingdom Long Gilt Bond Futures	12/29/21	(245)	GBP	(30,661,750)	899,165

Net Unrealized Appreciation					$6,962,610

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 30 Yr. IRS	0.195%	BNP	6M EURIBOR	Receive	11/02/22	7,000,000	EUR	7,000,000	$5,267	$994,099	$988,832
Put - OTC - 30 Yr. IRS	0.190%	MSCS	6M EURIBOR	Receive	11/02/22	6,700,000	EUR	6,700,000	488,662	959,807	471,145
Put - OTC - 30 Yr. IRS	0.197%	BNP	6M EURIBOR	Receive	11/04/22	8,040,000	EUR	8,040,000	611,704	1,140,052	528,348
Put - OTC - 30 Yr. IRS	0.197%	BBP	6M EURIBOR	Receive	11/04/22	4,160,000	EUR	4,160,000	310,521	589,878	279,357

Totals									$1,416,154	$3,683,836	$2,267,682

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) -3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(396,824)	$(22,281)	$374,543
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) -4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	—	254,625
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) -4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	—	19,460

Totals								$(670,909)	$(22,281)	$648,628

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	(0.526)%	GSBU	3M EURIBOR	Receive	11/17/22	(143,900,000)	EUR	(143,900,000)	$(223,675)	$(39,421)	$184,254
Put - OTC - 10 Yr. IRS	0.000%	BBP	6M EURIBOR	Pay	11/04/22	(12,490,000)	EUR	(12,490,000)	(305,983)	(570,031)	(264,048)
Put - OTC - 10 Yr. IRS	0.000%	MSCS	6M EURIBOR	Pay	11/02/22	(20,200,000)	EUR	(20,200,000)	(490,004)	(918,005)	(428,001)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/02/22	(21,000,000)	EUR	(21,000,000)	—	(954,361)	(954,361)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/04/22	(24,210,000)	EUR	(24,210,000)	(600,297)	(1,104,920)	(504,623)

Totals									$(1,619,959)	$(3,586,738)	$(1,966,779)

BHFTI-293

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Written Options—(Continued)

Credit Default Swaptions	Strike Spread/ Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	$101.000	DBAG	CDX.NA.HY.36	Sell	11/17/21	(1,400,000)	USD	(1,400,000)	$(5,670)	$(1,500)	$4,170
Put - OTC - 5 Yr. CDS	$101.000	GSI	CDX.NA.HY.36	Sell	12/15/21	(900,000)	USD	(900,000)	(3,240)	(2,090)	1,150
Put - OTC - 5 Yr. CDS	$102.000	GSI	CDX.NA.HY.36	Sell	11/17/21	(2,000,000)	USD	(2,000,000)	(9,892)	(2,662)	7,230
Put - OTC - 5 Yr. CDS	$102.000	DBAG	CDX.NA.HY.36	Sell	01/19/22	(1,200,000)	USD	(1,200,000)	(5,880)	(5,890)	(10)
Put - OTC - 5 Yr. CDS	$102.000	GSI	CDX.NA.HY.36	Sell	01/19/22	(900,000)	USD	(900,000)	(3,870)	(4,417)	(547)
Put - OTC - 5 Yr. CDS	$104.000	GSI	CDX.NA.HY.36	Sell	12/15/21	(1,000,000)	USD	(1,000,000)	(4,000)	(4,169)	(169)
Put - OTC - 5 Yr. CDS	$104.000	BNP	CDX.NA.HY.36	Sell	12/15/21	(1,100,000)	USD	(1,100,000)	(4,521)	(4,586)	(65)
Put - OTC - 5 Yr. CDS	$104.000	CSI	CDX.NA.HY.36	Sell	12/15/21	(1,200,000)	USD	(1,200,000)	(4,620)	(5,003)	(383)
Put - OTC - 5 Yr. CDS	$101.000	JPMC	CDX.NA.HY.37	Sell	12/15/21	(1,500,000)	USD	(1,500,000)	(4,500)	(4,378)	122
Put - OTC - 5 Yr. CDS	0.725%	GSI	CDX.NA.IG.36	Sell	01/19/22	(4,200,000)	USD	(4,200,000)	(4,200)	(4,762)	(562)
Put - OTC - 5 Yr. CDS	0.750%	GSI	CDX.NA.IG.36	Sell	11/17/21	(2,000,000)	USD	(2,000,000)	(2,010)	(651)	1,359
Put - OTC - 5 Yr. CDS	0.750%	MSCS	CDX.NA.IG.36	Sell	11/17/21	(10,500,000)	USD	(10,500,000)	(10,452)	(3,418)	7,034
Put - OTC - 5 Yr. CDS	0.750%	BNP	CDX.NA.IG.36	Sell	11/17/21	(4,300,000)	USD	(4,300,000)	(4,257)	(1,400)	2,857
Put - OTC - 5 Yr. CDS	0.750%	MSCS	CDX.NA.IG.36	Sell	12/15/21	(13,100,000)	USD	(13,100,000)	(13,672)	(8,569)	5,103
Put - OTC - 5 Yr. CDS	0.750%	BNP	CDX.NA.IG.36	Sell	12/15/21	(3,100,000)	USD	(3,100,000)	(3,181)	(2,028)	1,153
Put - OTC - 5 Yr. CDS	0.750%	DBAG	CDX.NA.IG.36	Sell	12/15/21	(2,200,000)	USD	(2,200,000)	(1,914)	(1,439)	475
Put - OTC - 5 Yr. CDS	0.800%	CSI	CDX.NA.IG.36	Sell	12/15/21	(11,400,000)	USD	(11,400,000)	(11,571)	(6,383)	5,188
Put - OTC - 5 Yr. CDS	0.800%	MSCS	CDX.NA.IG.36	Sell	12/15/21	(3,100,000)	USD	(3,100,000)	(2,914)	(1,736)	1,178
Put - OTC - 5 Yr. CDS	0.850%	BBP	CDX.NA.IG.37	Sell	01/19/22	(11,400,000)	USD	(11,400,000)	(13,139)	(12,625)	514
Put - OTC - 5 Yr. CDS	0.700%	BBP	ITRX.EUR.35	Sell	12/15/21	(14,200,000)	EUR	(14,200,000)	(16,406)	(9,224)	7,182
Put - OTC - 5 Yr. CDS	0.700%	JPMC	ITRX.EUR.35	Sell	12/15/21	(2,700,000)	EUR	(2,700,000)	(2,846)	(1,754)	1,092
Put - OTC - 5 Yr. CDS	0.850%	BBP	ITRX.EUR.35	Sell	10/20/21	(5,030,000)	EUR	(5,030,000)	(5,220)	(297)	4,923
Put - OTC - 5 Yr. CDS	0.750%	BBP	ITRX.EUR.36	Sell	01/19/22	(2,700,000)	EUR	(2,700,000)	(3,729)	(2,902)	827
Put - OTC - 5 Yr. CDS	3.500%	BBP	ITRX.EUR.XOVER 35	Sell	12/15/21	(1,000,000)	EUR	(1,000,000)	(4,608)	(4,029)	579
Put - OTC - 5 Yr. CDS	3.500%	DBAG	ITRX.EUR.XOVER 35	Sell	12/15/21	(700,000)	EUR	(700,000)	(3,146)	(2,820)	326
Put - OTC - 5 Yr. CDS	3.500%	CBNA	ITRX.EUR.XOVER 35	Sell	01/19/22	(1,000,000)	EUR	(1,000,000)	(5,543)	(5,815)	(272)
Put - OTC - 5 Yr. CDS	3.500%	BBP	ITRX.EUR.XOVER 35	Sell	01/19/22	(2,500,000)	EUR	(2,500,000)	(13,521)	(14,537)	(1,016)
Put - OTC - 5 Yr. CDS	3.500%	JPMC	ITRX.EUR.XOVER 35	Sell	01/19/22	(500,000)	EUR	(500,000)	(2,733)	(2,907)	(174)
Put - OTC - 5 Yr. CDS	3.750%	BBP	ITRX.EUR.XOVER 36	Sell	01/19/22	(400,000)	EUR	(400,000)	(2,176)	(2,529)	(353)

Totals									$(173,431)	$(124,520)	$48,911

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 102.672	10/07/21	(600,000)	USD (600,000)	$(1,359)	$—	$1,359
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 101.734	10/07/21	(900,000)	USD (900,000)	(1,266)	—	1,266
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 101.688	10/07/21	(1,400,000)	USD (1,400,000)	(2,844)	(1)	2,843
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 101.188	10/07/21	(600,000)	USD (600,000)	(4,031)	(29)	4,002
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 101.563	11/03/21	(600,000)	USD (600,000)	(1,688)	(227)	1,461
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	GSC	USD 101.609	11/03/21	(700,000)	USD (700,000)	(1,969)	(234)	1,735
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 101.547	11/03/21	(600,000)	USD (600,000)	(2,039)	(237)	1,802
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 101.531	11/03/21	(600,000)	USD (600,000)	(1,734)	(246)	1,488
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 101.473	11/03/21	(600,000)	USD (600,000)	(1,875)	(286)	1,589
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	GSC	USD 101.531	11/03/21	(700,000)	USD (700,000)	(2,652)	(288)	2,364
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	GSC	USD 101.531	11/03/21	(700,000)	USD (700,000)	(2,352)	(288)	2,064
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 101.336	11/03/21	(600,000)	USD (600,000)	(2,250)	(395)	1,855
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 100.219	11/03/21	(1,400,000)	USD (1,400,000)	(5,141)	(5,946)	(805)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	GSC	USD 100.555	12/06/21	(1,500,000)	USD (1,500,000)	(3,281)	(6,103)	(2,822)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD 104.320	10/07/21	(800,000)	USD (800,000)	(1,438)	—	1,438
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD 103.906	10/07/21	(600,000)	USD (600,000)	(1,477)	(13)	1,464
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	GSC	USD 103.813	10/07/21	(700,000)	USD (700,000)	(1,914)	(33)	1,881
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD 103.766	10/07/21	(650,000)	USD (650,000)	(1,854)	(44)	1,810
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD 103.734	10/07/21	(650,000)	USD (650,000)	(1,828)	(55)	1,773
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	GSC	USD 103.602	10/07/21	(700,000)	USD (700,000)	(2,242)	(139)	2,103
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD 103.375	11/03/21	(2,000,000)	USD (2,000,000)	(9,375)	(3,580)	5,795
Put - Ginnie Mae II 30 Yr. Pool, 2.500%, TBA	JPMC	USD 102.430	10/14/21	(1,100,000)	USD (1,100,000)	(2,234)	(486)	1,748

BHFTI-294

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Written Options—(Continued)

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD 100.672	10/07/21	(600,000)	USD (600,000)	$(2,109)	$(2,795)	$(686)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	GSC	USD 98.555	12/06/21	(1,500,000)	USD (1,500,000)	(5,859)	(5,405)	454
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD 103.988	12/06/21	(1,000,000)	USD (1,000,000)	(1,719)	(1,894)	(175)

Totals						$(66,530)	$(28,724)	$37,806

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.280%	Maturity	11/02/21	USD	2,000,000	$(79,544)	$—	$(79,544)
Pay	12M CPURNSA	Maturity	1.290%	Maturity	11/05/21	USD	2,800,000	(111,596)	(13)	(111,583)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	(2,703,751)	(13,843)	(2,689,908)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(758,927)	—	(758,927)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(1,750,013)	2,813	(1,752,826)
Pay	12M CPURNSA	Maturity	2.155%	Maturity	02/04/22	USD	24,300,000	(870,305)	(126)	(870,179)
Pay	12M CPURNSA	Maturity	2.165%	Maturity	01/19/22	USD	10,500,000	(369,326)	—	(369,326)
Pay	12M CPURNSA	Maturity	2.170%	Maturity	02/01/22	USD	18,200,000	(650,350)	—	(650,350)
Pay	12M CPURNSA	Maturity	2.180%	Maturity	01/19/22	USD	4,200,000	(147,100)	(63)	(147,037)
Pay	12M CPURNSA	Maturity	2.200%	Maturity	01/21/22	USD	3,300,000	(115,229)	—	(115,229)
Pay	12M CPURNSA	Maturity	2.200%	Maturity	02/05/22	USD	5,000,000	(176,711)	—	(176,711)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(302,547)	28,402	(330,949)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(226,881)	(1,137)	(225,744)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(67,875)	—	(67,875)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	21,707	2,831	18,876
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(1,869,211)	(158,753)	(1,710,458)
Pay	12M UKRPI	Maturity	3.220%	Maturity	03/15/22	GBP	9,100,000	(370,962)	(56)	(370,906)
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	(861,017)	113,664	(974,681)
Pay	12M UKRPI	Maturity	3.330%	Maturity	01/15/25	GBP	18,900,000	(847,489)	387,177	(1,234,666)
Pay	12M UKRPI	Maturity	3.400%	Maturity	06/15/30	GBP	15,300,000	(654,061)	64,254	(718,315)
Pay	12M UKRPI	Maturity	3.438%	Maturity	01/15/30	GBP	8,000,000	(659,442)	—	(659,442)
Pay	12M UKRPI	Maturity	3.465%	Maturity	02/15/22	GBP	11,300,000	(437,843)	—	(437,843)
Pay	12M UKRPI	Maturity	3.475%	Maturity	08/15/30	GBP	6,000,000	(657,576)	56,742	(714,318)
Pay	12M UKRPI	Maturity	3.566%	Maturity	03/15/36	GBP	1,700,000	(201,050)	—	(201,050)
Pay	12M UKRPI	Maturity	3.580%	Maturity	03/15/36	GBP	5,600,000	(639,955)	(31,335)	(608,620)
Pay	12M UKRPI	Maturity	3.750%	Maturity	04/15/31	GBP	3,570,000	(274,534)	(1,315)	(273,219)
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	13,900,000	72,343	(1,062)	73,405
Pay	12M UKRPI	Maturity	4.066%	Maturity	09/15/31	GBP	500,000	3,841	—	3,841
Pay	3M EURIBOR	Annually	(0.526)%	Annually	11/21/23	EUR	72,000,000	(122,482)	—	(122,482)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	950,961	—	950,961
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,170,597	—	1,170,597
Receive	12M CPURNSA	Maturity	2.069%	Maturity	07/15/22	USD	4,500,000	161,307	—	161,307
Receive	12M CPURNSA	Maturity	2.210%	Maturity	02/05/23	USD	25,780,000	771,854	—	771,854
Receive	12M CPURNSA	Maturity	2.263%	Maturity	04/27/23	USD	13,492,000	339,809	(2,800)	342,609
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	1,276,954	9,193	1,267,761
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	508,378	—	508,378
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	572,242	—	572,242
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	USD	12,300,000	(742,364)	(1,065,672)	323,308
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	22,892	—	22,892
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	9,171	—	9,171
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	174,040	—	174,040
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	250,155	—	250,155
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	90,175	—	90,175
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	10,500,000	125,312	(2,204)	127,516
Receive	12M HICP	Maturity	0.090%	Maturity	05/15/22	EUR	1,900,000	92,922	—	92,922
Receive	12M HICP	Maturity	0.330%	Maturity	07/15/22	EUR	6,400,000	309,586	159	309,427

BHFTI-295

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M UKRPI	Maturity	4.180%	Maturity	09/15/22	GBP	3,000,000	$69,063	$—	$69,063
Receive	12M UKRPI	Maturity	4.220%	Maturity	08/15/22	GBP	3,000,000	80,781	—	80,781
Receive	12M UKRPI	Maturity	4.480%	Maturity	09/15/23	GBP	2,800,000	27,398	—	27,398
Receive	3M NZDBB	Semi-Annually	3.250%	Semi-Annually	03/21/28	NZD	8,400,000	(440,687)	25,634	(466,321)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(108,944)	(14,261)	(94,683)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	(62,013)	(6,734)	(55,279)

Totals								$(10,178,297)	$(608,505)	$(9,569,792)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (b)	Notional Amount(c)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.350%	USD 1,000,000	$14,481	$(24,311)	$38,792

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSC)—	Goldman Sachs & Co.
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(UKRPI)—	United Kingdom Retail Price Index

BHFTI-296

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations—(Continued)

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,642,301,895	$—	$2,642,301,895
Total Foreign Government*	—	278,715,818	—	278,715,818
Total Asset-Backed Securities*	—	155,468,901	—	155,468,901
Total Corporate Bonds & Notes*	—	133,855,822	—	133,855,822
Total Mortgage-Backed Securities*	—	70,159,317	—	70,159,317
Total Preferred Stock*	—	—	11,662,745	11,662,745
Total Convertible Preferred Stock*	1,333,800	—	—	1,333,800
Total Short-Term Investments*	—	746,743,908	—	746,743,908
Total Purchased Options at Value	—	3,683,836	—	3,683,836
Total Investments	$1,333,800	$4,030,929,497	$11,662,745	$4,043,926,042

Secured Borrowings (Liability)	$—	$(2,362,619,772)	$—	$(2,362,619,772)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,504,373	$—	$8,504,373
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(640,945)	—	(640,945)
Total Forward Contracts	$—	$7,863,428	$—	$7,863,428
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,970,630	$—	$—	$9,970,630
Futures Contracts (Unrealized Depreciation)	(3,008,020)	—	—	(3,008,020)
Total Futures Contracts	$6,962,610	$—	$—	$6,962,610
Written Options
Credit Default Swaptions at Value	$—	$(124,520)	$—	$(124,520)
Inflation Capped Options at Value	—	(22,281)	—	(22,281)
Interest Rate Swaptions at Value	—	(3,586,738)	—	(3,586,738)
OTC Options on Securities at Value	—	(28,724)	—	(28,724)
Total Written Options	$—	$(3,762,263)	$—	$(3,762,263)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$7,457,471	$—	$7,457,471
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(16,988,471)	—	(16,988,471)
Total Centrally Cleared Swap Contracts	$—	$(9,531,000)	$—	$(9,531,000)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

BHFTI-297

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—39.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—17.8%
Fannie Mae 10 Yr. Pool
3.000%, 11/01/21	174	$183
3.000%, 03/01/22	5,582	5,866
3.000%, 05/01/22	21,358	22,446
3.500%, 02/01/24	122,778	130,877
3.500%, 10/01/24	194,704	207,546
3.500%, 11/01/24	85,533	91,175
3.500%, 02/01/25	321,512	342,719
3.500%, 03/01/29	305,146	326,014
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	237,065	250,683
3.000%, 06/01/30	7,226,660	7,687,114
3.500%, 04/01/25	34,395	36,681
3.500%, 10/01/26	69,948	74,695
3.500%, 12/01/26	197,999	211,377
3.500%, 04/01/27	149,653	159,744
3.500%, 12/01/28	324,668	346,847
3.500%, 07/01/29	32,531	34,710
3.500%, 12/01/31	120,405	129,313
3.500%, 05/01/32	279,694	299,951
3.500%, 06/01/32	501,239	537,157
3.500%, 05/01/33	253,439	271,709
3.500%, 06/01/33	335,308	358,746
3.500%, 08/01/33	228,242	243,909
3.500%, 09/01/33	795,194	850,940
3.500%, 10/01/33	522,282	559,030
3.500%, 05/01/34	9,383,364	10,032,993
3.500%, 07/01/34	449,465	480,712
3.500%, 09/01/34	1,004,755	1,079,302
3.500%, 02/01/35	60,577	64,662
3.500%, 03/01/35	134,519	143,392
3.500%, 05/01/35	5,606,569	5,976,370
4.000%, 05/01/24	218,029	230,898
4.000%, 06/01/24	217,325	230,098
4.000%, 02/01/25	91,311	96,747
4.000%, 06/01/25	40,819	43,282
4.000%, 08/01/25	19,149	20,306
4.000%, 12/01/25	22,758	24,131
4.000%, 02/01/26	34,184	36,294
4.000%, 03/01/26	6,857	7,286
4.000%, 06/01/26	8,743	9,268
4.000%, 11/01/33	70,078	74,436
4.500%, 05/01/23	2,920	3,056
4.500%, 06/01/23	190	198
4.500%, 04/01/24	5,258	5,503
4.500%, 05/01/24	27,503	28,821
4.500%, 08/01/24	4,060	4,251
4.500%, 10/01/24	50,198	52,734
4.500%, 11/01/24	9,665	10,145
4.500%, 02/01/25	73,786	77,518
4.500%, 03/01/25	56,195	59,063
4.500%, 04/01/25	36,161	37,884
4.500%, 05/01/25	108,667	114,569
4.500%, 06/01/25	8,804	9,274
4.500%, 07/01/25	632,400	671,923
4.500%, 08/01/25	11,009	11,610

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 09/01/25	31,576	33,210
4.500%, 11/01/25	32,686	34,621
4.500%, 04/01/26	1,917	2,026
4.500%, 01/01/27	5,757	6,027
5.500%, 03/01/22	1,294	1,298
5.500%, 04/01/22	2,455	2,463
5.500%, 07/01/22	7,836	7,916
5.500%, 10/01/22	11,219	11,333
5.500%, 11/01/22	3,825	3,855
5.500%, 12/01/22	5,485	5,533
5.500%, 02/01/23	9,896	10,081
5.500%, 03/01/23	918	934
5.500%, 07/01/23	1,399	1,429
5.500%, 08/01/23	4,445	4,572
5.500%, 10/01/23	5,724	5,813
5.500%, 12/01/23	779	789
5.500%, 01/01/24	957	986
5.500%, 03/01/24	4,261	4,372
5.500%, 09/01/24	3,667	3,696
5.500%, 01/01/25	75,724	78,064
5.500%, 05/01/25	2,600	2,657
Fannie Mae 20 Yr. Pool
3.500%, 04/01/40	535,449	569,002
3.500%, 05/01/40	6,362,775	6,761,494
4.000%, 04/01/29	19,589	21,083
4.000%, 05/01/29	60,188	64,465
4.000%, 03/01/30	33,969	36,630
4.000%, 05/01/30	53,732	57,949
4.000%, 08/01/30	45,677	49,265
4.000%, 09/01/30	37,169	40,081
4.000%, 10/01/30	1,359	1,466
4.000%, 11/01/30	165,760	179,503
4.000%, 12/01/30	22,146	23,909
4.000%, 06/01/31	3,498	3,791
4.000%, 09/01/31	77,529	84,201
4.000%, 11/01/31	3,476	3,724
4.500%, 01/01/25	1,536	1,658
4.500%, 04/01/31	14,915	16,313
5.500%, 06/01/27	4,017	4,483
5.500%, 12/01/27	32,413	36,198
5.500%, 03/01/28	16,037	17,946
5.500%, 04/01/28	35,801	39,946
5.500%, 05/01/28	18,973	21,232
5.500%, 10/01/28	7,548	8,447
5.500%, 12/01/28	2,974	3,327
5.500%, 01/01/29	34,379	38,465
5.500%, 07/01/29	37,125	41,464
5.500%, 10/01/29	102,894	115,120
5.500%, 04/01/30	55,961	62,531
6.000%, 06/01/26	2,685	3,009
6.000%, 07/01/26	22,965	25,744
6.000%, 08/01/26	4,325	4,849
6.000%, 12/01/26	4,157	4,661
6.000%, 10/01/28	15,309	17,174

BHFTI-298

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	3,601,034	$3,890,372
4.000%, 05/01/34	66,533	72,004
4.000%, 05/01/35	32,558	35,729
4.000%, 01/01/41	29,374	32,578
4.000%, 12/01/43	261,236	288,811
4.500%, 04/01/39	18,749	20,946
4.500%, 05/01/39	31,249	35,035
4.500%, 12/01/39	5,483	6,130
4.500%, 05/01/40	12,171	13,525
4.500%, 09/01/40	15,267	17,116
4.500%, 12/01/40	34,350	38,117
4.500%, 02/01/41	89,465	97,619
4.500%, 07/01/41	6,387	6,957
4.500%, 09/01/41	162,685	175,962
4.500%, 03/01/42	28,415	31,696
4.500%, 07/01/42	98,518	106,527
5.000%, 03/01/32	943	1,034
5.000%, 04/01/33	45,233	49,638
5.000%, 07/01/33	53,065	60,301
5.000%, 08/01/33	1,058	1,199
5.000%, 09/01/33	965	1,099
5.000%, 10/01/33	9,598	10,931
5.000%, 11/01/33	207	229
5.000%, 01/01/34	46,355	50,940
5.000%, 04/01/34	63,742	72,150
5.000%, 06/01/34	1,554	1,716
5.000%, 12/01/34	14,036	15,436
5.000%, 01/01/35	24,278	26,726
5.000%, 04/01/35	22	25
5.000%, 07/01/35	22,743	25,001
5.000%, 01/01/38	71,960	82,066
5.000%, 04/01/39	11,452	13,093
5.000%, 10/01/39	2,939	3,313
5.000%, 11/01/39	10,001	11,318
5.000%, 06/01/40	10,699	11,765
5.000%, 11/01/42	39,894	43,827
5.500%, 12/01/28	6,674	7,454
5.500%, 06/01/33	28,537	32,864
5.500%, 07/01/33	5,152	5,936
5.500%, 09/01/33	114,354	130,317
5.500%, 11/01/33	102,565	114,713
5.500%, 12/01/33	706	807
5.500%, 04/01/34	1,152	1,326
5.500%, 07/01/34	7,560	8,460
5.500%, 08/01/34	164,274	189,571
5.500%, 09/01/34	2,067	2,390
5.500%, 11/01/34	155,409	179,712
5.500%, 12/01/34	374,428	433,769
5.500%, 01/01/35	134,486	155,732
5.500%, 02/01/35	176,501	204,384
5.500%, 03/01/35	280,886	325,428
5.500%, 04/01/35	44,600	49,915
5.500%, 05/01/35	65,953	76,544
5.500%, 06/01/35	104,311	121,128
5.500%, 08/01/35	101,073	117,343

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 09/01/35	1,049,940	1,218,658
5.500%, 10/01/35	95,178	110,497
5.500%, 12/01/35	486,865	563,654
5.500%, 01/01/36	109,587	127,266
5.500%, 03/01/36	115,019	133,682
5.500%, 05/01/36	940	1,092
5.500%, 07/01/36	486,021	563,276
5.500%, 09/01/36	58,298	67,443
5.500%, 11/01/36	35,744	41,486
5.500%, 12/01/36	1,298	1,451
5.500%, 02/01/37	772	893
5.500%, 05/01/37	8,360	9,485
5.500%, 08/01/37	413,396	480,497
5.500%, 01/01/38	3,459	4,036
5.500%, 02/01/38	97,435	113,423
5.500%, 03/01/38	528,262	616,537
5.500%, 05/01/38	921,700	1,075,940
5.500%, 06/01/38	35,186	40,822
5.500%, 09/01/38	19,892	22,262
5.500%, 10/01/38	350,824	407,776
5.500%, 11/01/38	80,289	93,727
5.500%, 01/01/39	23,474	27,403
5.500%, 07/01/39	5,965	6,672
5.500%, 11/01/39	1,019,051	1,202,731
5.500%, 02/01/40	142,733	164,965
5.500%, 06/01/40	53,950	60,313
5.500%, 09/01/40	146,804	171,116
5.500%, 07/01/41	1,691,077	1,971,159
5.500%, 02/01/49	175,296	195,886
6.000%, 12/01/28	9,584	10,750
6.000%, 01/01/29	6,728	7,583
6.000%, 02/01/29	54	61
6.000%, 04/01/29	1,180	1,347
6.000%, 06/01/29	1,823	2,080
6.000%, 11/01/32	37,140	41,729
6.000%, 12/01/32	82,922	94,410
6.000%, 03/01/33	7,875	9,212
6.000%, 05/01/33	7,938	9,298
6.000%, 07/01/33	8,548	10,013
6.000%, 01/01/34	510	588
6.000%, 09/01/34	4,696	5,268
6.000%, 11/01/34	5,260	5,980
6.000%, 04/01/35	363,823	425,518
6.000%, 05/01/35	10,078	11,841
6.000%, 06/01/35	712	806
6.000%, 07/01/35	16,082	18,203
6.000%, 09/01/35	3,457	4,079
6.000%, 11/01/35	252,911	284,619
6.000%, 12/01/35	10,022	11,454
6.000%, 04/01/36	1,358	1,532
6.000%, 05/01/36	35,817	41,714
6.000%, 06/01/36	1,281	1,439
6.000%, 07/01/36	7,029	7,939
6.000%, 08/01/36	779,530	921,080
6.000%, 09/01/36	88,678	103,467

BHFTI-299

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 10/01/36	44,327	$49,916
6.000%, 11/01/36	15,464	17,892
6.000%, 12/01/36	7,825	8,781
6.000%, 01/01/37	70,145	80,471
6.000%, 02/01/37	202,500	239,288
6.000%, 04/01/37	38,930	44,794
6.000%, 05/01/37	20,038	22,514
6.000%, 07/01/37	12,841	15,164
6.000%, 08/01/37	27,288	31,338
6.000%, 11/01/37	21,317	24,688
6.000%, 02/01/38	243,186	287,165
6.000%, 03/01/38	4,817	5,692
6.000%, 08/01/38	7,737	8,835
6.000%, 09/01/38	349,029	412,467
6.000%, 10/01/38	31,704	37,467
6.000%, 11/01/38	7,550	8,477
6.000%, 01/01/39	35,392	41,823
6.000%, 04/01/39	228,336	269,840
6.000%, 07/01/39	41,769	49,355
6.000%, 08/01/39	203,039	236,304
6.000%, 05/01/49	1,717,627	1,948,633
8.000%, 10/01/25	374	402
Fannie Mae ARM Pool
1.299%, 12M MTA + 1.200%, 08/01/41 (a)	69,176	69,937
1.299%, 12M MTA + 1.200%, 07/01/42 (a)	148,576	151,239
1.299%, 12M MTA + 1.200%, 08/01/42 (a)	143,463	146,137
1.299%, 12M MTA + 1.200%, 10/01/44 (a)	158,181	161,417
1.349%, 12M MTA + 1.250%, 09/01/41 (a)	392,627	399,140
1.498%, 6M LIBOR + 1.373%, 09/01/35 (a)	557,624	562,650
1.626%, 6M LIBOR + 1.412%, 06/01/33 (a)	11,865	12,228
1.670%, 12M LIBOR + 1.295%, 12/01/34 (a)	418,721	435,415
1.720%, 12M LIBOR + 1.345%, 12/01/34 (a)	263,916	274,941
1.730%, 6M LIBOR + 1.605%, 08/01/36 (a)	15,633	15,737
1.731%, 12M LIBOR + 1.356%, 03/01/35 (a)	12,641	13,186
1.758%, 6M LIBOR + 1.513%, 01/01/35 (a)	52,508	54,449
1.788%, 6M LIBOR + 1.538%, 01/01/36 (a)	5,573	5,575
1.846%, 12M LIBOR + 1.346%, 11/01/34 (a)	2,707	2,729
1.870%, 12M MTA + 1.769%, 11/01/35 (a)	88,667	92,167
1.892%, 12M LIBOR + 1.517%, 01/01/35 (a)	23,981	25,155
1.910%, 12M LIBOR + 1.660%, 05/01/34 (a)	238,304	239,997
1.925%, 12M LIBOR + 1.603%, 05/01/35 (a)	18,584	19,554
1.931%, 12M LIBOR + 1.556%, 01/01/35 (a)	16,118	16,925
1.951%, 12M LIBOR + 1.618%, 03/01/33 (a)	1,518	1,525
1.969%, 12M LIBOR + 1.594%, 01/01/35 (a)	20,734	21,801
2.000%, 12M LIBOR + 1.750%, 08/01/35 (a)	156,264	165,008
2.007%, 12M LIBOR + 1.633%, 02/01/35 (a)	12,403	13,059
2.010%, 12M LIBOR + 1.631%, 01/01/35 (a)	5,841	5,956
2.025%, 1Y H15 + 1.900%, 02/01/31 (a)	103,693	103,627
2.041%, 12M LIBOR + 1.575%, 10/01/34 (a)	5,191	5,212
2.091%, 12M LIBOR + 1.672%, 12/01/34 (a)	15,643	16,471
2.138%, 12M LIBOR + 1.693%, 09/01/32 (a)	53,301	53,314
2.140%, 1Y H15 + 2.067%, 10/01/28 (a)	52,536	52,515
2.154%, 1Y H15 + 2.153%, 07/01/32 (a)	14,301	14,257
2.158%, 12M LIBOR + 1.670%, 11/01/34 (a)	27,008	28,446
2.185%, 12M LIBOR + 1.810%, 04/01/35 (a)	29,599	31,323

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.223%, 1Y H15 + 2.223%, 08/01/35 (a)	77,236	81,160
2.236%, 1Y H15 + 2.160%, 11/01/35 (a)	110,460	118,452
2.239%, 1Y H15 + 2.095%, 10/01/35 (a)	48,658	49,148
2.278%, 1Y H15 + 2.195%, 07/01/33 (a)	7,554	7,866
2.310%, 12M LIBOR + 1.810%, 09/01/34 (a)	289,375	305,527
2.317%, 1Y H15 + 2.215%, 09/01/31 (a)	20,549	20,594
2.321%, 1Y H15 + 2.195%, 02/01/35 (a)	24,497	26,130
2.385%, 12M LIBOR + 1.885%, 11/01/32 (a)	20,854	21,043
2.391%, 1Y H15 + 2.311%, 04/01/34 (a)	2,367	2,514
2.422%, 1Y H15 + 2.360%, 11/01/34 (a)	641,968	682,550
2.438%, 1Y H15 + 2.313%, 05/01/35 (a)	110,433	117,774
4.032%, COFI + 1.926%, 12/01/36 (a)	41,416	44,200
4.929%, COFI + 1.732%, 09/01/34 (a)	6,324	6,700
Fannie Mae Pool
2.310%, 08/01/22	7,855,465	7,916,198
Fannie Mae REMICS (CMO)
0.487%, 1M LIBOR + 0.400%, 09/18/31 (a)	79,936	80,185
0.986%, 1M LIBOR + 0.900%, 04/25/32 (a)	27,084	27,400
1.947%, 05/25/35 (a)	313,492	319,880
Fannie Mae-Aces
2.358%, 01/25/31 (a) (b)	21,200,000	2,881,763
Freddie Mac 10 Yr. Pool
3.500%, 10/01/23	8,112	8,647
Freddie Mac 15 Yr. Pool
3.500%, 12/01/26	59,504	63,513
3.500%, 05/01/32	134,801	144,588
3.500%, 07/01/33	340,562	364,796
3.500%, 08/01/33	10,580	11,320
3.500%, 09/01/33	447,175	478,026
3.500%, 11/01/33	922,302	984,142
3.500%, 01/01/34	98,108	104,946
3.500%, 02/01/34	173,329	185,463
3.500%, 04/01/34	1,547,259	1,656,937
3.500%, 05/01/34	672,943	719,972
3.500%, 10/01/34	147,287	157,781
3.500%, 11/01/34	61,216	65,402
3.500%, 03/01/35	214,131	228,734
4.000%, 11/01/33	1,135,688	1,203,555
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	38,141	41,145
4.000%, 09/01/30	168,797	182,107
4.000%, 10/01/30	9,547	10,300
5.500%, 12/01/22	53	59
5.500%, 03/01/23	16,000	17,852
5.500%, 06/01/26	613	684
5.500%, 08/01/26	403	450
5.500%, 06/01/27	14,529	16,230
5.500%, 12/01/27	20,292	22,700
5.500%, 01/01/28	14,961	16,744
5.500%, 02/01/28	3,214	3,597
5.500%, 05/01/28	32,939	37,030
5.500%, 06/01/28	57,280	64,064
6.000%, 01/01/22	2,241	2,511
6.000%, 10/01/22	35,605	39,888
6.000%, 04/01/23	3,024	3,388

BHFTI-300

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Pool 6.000%, 09/01/29	1,480,448	$1,658,057
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	156,561	172,990
4.500%, 04/01/34	9,209	10,246
4.500%, 06/01/35	31,409	34,954
4.500%, 04/01/41	71,149	79,454
4.500%, 10/01/41	43,954	47,807
5.500%, 01/01/33	648	747
5.500%, 05/01/33	696	795
5.500%, 08/01/33	1,176	1,355
5.500%, 10/01/33	1,663	1,867
5.500%, 01/01/34	977	1,129
5.500%, 09/01/34	15,321	17,473
5.500%, 01/01/35	15,606	18,066
5.500%, 07/01/35	906	1,045
5.500%, 10/01/35	9,275	10,372
5.500%, 11/01/35	34,668	39,006
5.500%, 12/01/35	24,499	28,483
5.500%, 01/01/36	15,034	17,378
5.500%, 02/01/36	14,319	16,012
5.500%, 04/01/36	8,615	9,851
5.500%, 06/01/36	733,961	851,478
5.500%, 07/01/36	15,981	18,579
5.500%, 08/01/36	32,737	36,742
5.500%, 10/01/36	7,173	8,184
5.500%, 12/01/36	110,454	128,561
5.500%, 02/01/37	9,185	10,572
5.500%, 03/01/37	7,659	8,876
5.500%, 04/01/37	28,058	31,612
5.500%, 06/01/37	47,541	54,845
5.500%, 07/01/37	95,600	111,411
5.500%, 08/01/37	36,325	42,387
5.500%, 09/01/37	6,397	7,465
5.500%, 10/01/37	4,730	5,521
5.500%, 11/01/37	113,551	132,496
5.500%, 12/01/37	6,058	6,971
5.500%, 01/01/38	36,792	42,951
5.500%, 02/01/38	92,887	108,421
5.500%, 03/01/38	41,163	47,653
5.500%, 04/01/38	92,128	107,110
5.500%, 05/01/38	42,500	49,618
5.500%, 06/01/38	145,306	169,500
5.500%, 07/01/38	185,717	216,517
5.500%, 08/01/38	492,823	575,056
5.500%, 09/01/38	131,023	152,840
5.500%, 10/01/38	3,969,560	4,627,757
5.500%, 11/01/38	1,519,233	1,773,244
5.500%, 12/01/38	5,368	6,004
5.500%, 01/01/39	329,997	385,216
5.500%, 02/01/39	60,690	69,017
5.500%, 03/01/39	35,438	41,366
5.500%, 06/01/39	1,166,393	1,359,954
5.500%, 09/01/39	28,638	33,300
5.500%, 02/01/40	38,065	44,397
5.500%, 03/01/40	6,032	7,035

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 05/01/40	1,227	1,431
5.500%, 08/01/40	39,349	45,879
Freddie Mac ARM Non-Gold Pool 1.838%, 12M LIBOR + 1.345%, 09/01/35 (a)	68,009	70,959
1.996%, 12M LIBOR + 1.621%, 02/01/35 (a)	6,956	7,167
2.000%, 12M LIBOR + 1.625%, 02/01/35 (a)	19,174	19,991
2.052%, 12M LIBOR + 1.677%, 01/01/35 (a)	8,185	8,460
2.053%, 12M LIBOR + 1.678%, 02/01/35 (a)	9,682	10,022
2.233%, 1Y H15 + 2.108%, 02/01/35 (a)	19,779	21,153
2.236%, 1Y H15 + 2.107%, 10/01/34 (a)	19,222	20,540
2.276%, 12M LIBOR + 1.901%, 02/01/35 (a)	18,626	19,754
2.303%, 12M LIBOR + 1.900%, 11/01/34 (a)	7,982	8,370
2.334%, 1Y H15 + 2.214%, 09/01/35 (a)	91,423	95,675
2.355%, 1Y H15 + 2.250%, 08/01/35 (a)	96,185	102,550
2.362%, 1Y H15 + 2.250%, 06/01/35 (a)	268,033	285,837
2.373%, 1Y H15 + 2.250%, 01/01/35 (a)	57,647	61,428
2.375%, 1Y H15 + 2.250%, 11/01/34 (a)	29,214	31,114
2.375%, 1Y H15 + 2.250%, 02/01/35 (a)	22,189	23,648
2.389%, 12M LIBOR + 1.890%, 11/01/34 (a)	12,635	13,387
2.400%, 12M LIBOR + 1.900%, 11/01/34 (a)	2,818	2,820
2.404%, 1Y H15 + 2.250%, 11/01/31 (a)	6,562	6,608
2.586%, 12M LIBOR + 1.961%, 08/01/32 (a)	35,699	35,793
2.657%, 1Y H15 + 2.472%, 01/01/29 (a)	116,919	117,109
Freddie Mac Multifamily Structured Pass-Through Certificates 1.331%, 08/25/22 (a) (b)	38,215,052	324,713
Freddie Mac REMICS (CMO) 0.334%, 1M LIBOR + 0.250%, 07/15/34 (a)	15,513	15,494
1.875%, PRIME - 1.375%, 11/15/23 (a)	42,392	42,729
3.500%, 01/15/42	11,710,825	12,202,084
6.500%, 01/15/24	3,082	3,248
Freddie Mac Structured Pass-Through Certificates (CMO) 1.292%, 12M MTA + 1.200%, 10/25/44 (a)	430,047	441,047
1.299%, 12M MTA + 1.200%, 02/25/45 (a)	37,954	38,208
1.492%, 12M MTA + 1.400%, 07/25/44 (a)	2,116,927	2,180,293
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/49	3,338,343	3,486,058
4.000%, TBA (c)	11,000,000	11,787,402
5.000%, 10/15/33	4,623	5,232
5.000%, 12/15/33	13,136	15,067
5.000%, 05/15/34	3,679	4,269
5.000%, 07/15/34	595	673
5.000%, 11/15/35	1,520	1,721
5.000%, 03/15/36	1,069	1,231
5.000%, 10/15/38	274,815	318,453
5.000%, 02/15/39	44,101	51,133
5.000%, 03/15/39	77,079	89,529
5.000%, 04/15/39	471,991	547,857
5.000%, 05/15/39	1,313,375	1,518,320
5.000%, 06/15/39	428,238	496,550
5.000%, 09/15/39	157,756	183,143
5.000%, 05/15/40	14,052	16,306
5.000%, 09/15/40	147,629	171,028
5.000%, 12/15/40	11,359	13,184
5.000%, 09/15/47	39,702	44,910
5.000%, TBA (c)	15,000,000	16,961,719

BHFTI-301

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
7.000%, 10/15/23	326	$327
7.500%, 01/15/26	930	949
Ginnie Mae II 30 Yr. Pool 4.500%, 12/20/49	21,785	23,234
5.000%, 06/20/49	122,098	131,775
5.000%, 07/20/49	247,205	266,854
Ginnie Mae II ARM Pool 1.875%, 1Y H15 + 1.500%, 05/20/26 (a)	4,662	4,745
1.875%, 1Y H15 + 1.500%, 06/20/27 (a)	1,906	1,947
1.875%, 1Y H15 + 1.500%, 05/20/28 (a)	2,329	2,383
1.875%, 1Y H15 + 1.500%, 05/20/29 (a)	3,225	3,318
1.875%, 1Y H15 + 1.500%, 06/20/30 (a)	4,006	4,152
1.875%, 1Y H15 + 1.500%, 04/20/31 (a)	3,328	3,423
1.875%, 1Y H15 + 1.500%, 04/20/32 (a)	3,171	3,246
1.875%, 1Y H15 + 1.500%, 05/20/32 (a)	5,389	5,488
2.000%, 1Y H15 + 1.500%, 02/20/22 (a)	229	230
2.000%, 1Y H15 + 1.500%, 04/20/22 (a)	22	22
2.000%, 1Y H15 + 1.500%, 01/20/23 (a)	1,647	1,669
2.000%, 1Y H15 + 1.500%, 02/20/26 (a)	2,949	2,997
2.000%, 1Y H15 + 1.500%, 01/20/27 (a)	1,600	1,614
2.000%, 1Y H15 + 1.500%, 02/20/28 (a)	3,959	4,001
2.000%, 1Y H15 + 1.500%, 03/20/28 (a)	5,550	5,619
2.000%, 1Y H15 + 1.500%, 01/20/30 (a)	12,529	12,959
2.000%, 1Y H15 + 1.500%, 04/20/30 (a)	5,220	5,361
2.000%, 1Y H15 + 1.500%, 05/20/30 (a)	12,367	12,936
2.000%, 1Y H15 + 1.500%, 03/20/32 (a)	189	196
2.000%, 1Y H15 + 1.500%, 03/20/33 (a)	1,668	1,734
2.125%, 1Y H15 + 1.500%, 11/20/27 (a)	5,153	5,238
2.125%, 1Y H15 + 1.500%, 10/20/28 (a)	346	349
2.125%, 1Y H15 + 1.500%, 10/20/29 (a)	2,526	2,614
2.125%, 1Y H15 + 1.500%, 11/20/30 (a)	12,391	12,512
2.250%, 1Y H15 + 1.500%, 08/20/27 (a)	12,580	12,739
2.250%, 1Y H15 + 1.500%, 09/20/27 (a)	40,478	40,898
2.250%, 1Y H15 + 1.500%, 07/20/29 (a)	3,843	3,969
2.250%, 1Y H15 + 1.500%, 08/20/29 (a)	3,843	3,972
2.250%, 1Y H15 + 1.500%, 09/20/29 (a)	4,240	4,261
2.250%, 1Y H15 + 1.500%, 08/20/31 (a)	981	1,017
2.250%, 1Y H15 + 1.500%, 07/20/32 (a)	3,240	3,266
2.250%, 1Y H15 + 1.500%, 09/20/33 (a)	20,600	21,423
2.500%, 1Y H15 + 1.500%, 11/20/26 (a)	7,463	7,526
2.500%, 1Y H15 + 1.500%, 10/20/30 (a)	2,069	2,084
2.625%, 1Y H15 + 2.000%, 10/20/31 (a)	4,230	4,248
Government National Mortgage Association (CMO) 0.430%, 1M LIBOR + 0.340%, 12/20/62 (a)	141,871	141,909
0.690%, 1M LIBOR + 0.600%, 08/20/65 (a)	2,609,552	2,626,518
0.690%, 1M LIBOR + 0.600%, 10/20/65 (a)	5,304,591	5,336,360
0.740%, 1M LIBOR + 0.650%, 06/20/66 (a)	3,800,151	3,822,401
0.940%, 1M LIBOR + 0.850%, 09/20/66 (a)	6,600,377	6,700,692
1.032%, 12M LIBOR + 0.800%, 09/20/67 (a)	7,273,178	7,376,066
1.090%, 1M LIBOR + 1.000%, 12/20/65 (a)	17,908,697	18,244,213
1.090%, 1M LIBOR + 1.000%, 01/20/67 (a)	8,004,271	8,165,681
2.724%, 09/20/66 (a)	9,190,473	9,700,407
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (c)	97,000,000	99,706,836
4.500%, TBA (c)	100,000	104,730

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.000%, TBA (c)	530,483,000	531,796,786
2.500%, TBA (c)	32,000,000	32,931,250
3.500%, TBA (c)	66,312,000	70,212,951

		949,935,032

U.S. Treasury—21.9%
U.S. Treasury Bonds 1.375%, 11/15/40	62,400,000	56,052,750
1.375%, 08/15/50	96,600,000	81,513,796
1.625%, 11/15/50	43,500,000	39,080,332
1.875%, 02/15/41	16,900,000	16,530,313
2.000%, 02/15/50	9,600,000	9,431,250
2.750%, 08/15/42	39,000,000	43,888,711
2.750%, 11/15/42	19,800,000	22,264,945
2.875%, 05/15/43	83,700,000	96,055,559
2.875%, 08/15/45	17,200,000	19,832,406
3.125%, 02/15/42	15,800,000	18,850,758
3.125%, 08/15/44	116,300,000	139,182,933
3.375%, 05/15/44	18,000,000	22,372,735
4.250%, 05/15/39	9,600,000	13,086,000
4.375%, 11/15/39	57,100,000	79,128,109
4.500%, 08/15/39	15,100,000	21,207,832
4.625%, 02/15/40	12,800,000	18,295,500
U.S. Treasury Notes 0.875%, 11/15/30	66,900,000	63,487,055
1.750%, 09/30/22 (d) (e)	20,400,000	20,739,469
1.750%, 06/30/24	38,200,000	39,545,953
1.875%, 07/31/22	102,600,000	104,130,985
1.875%, 08/31/22 (e)	31,200,000	31,711,875
2.000%, 10/31/22 (d) (e)	3,300,000	3,367,418
2.125%, 07/31/24 (e)	24,800,000	25,947,000
2.125%, 09/30/24 (e)	7,900,000	8,275,867
2.250%, 11/15/24	110,600,000	116,410,820
2.250%, 08/15/27	24,360,000	25,891,064
2.625%, 02/15/29	29,260,000	31,902,544

		1,168,183,979

Total U.S. Treasury & Government Agencies (Cost $2,098,286,155)		2,118,119,011

Corporate Bonds & Notes—34.5%

Aerospace/Defense—0.6%
Boeing Co. (The) 1.433%, 02/04/24	13,400,000	13,420,034
2.750%, 02/01/26	15,400,000	16,041,232
Spirit AeroSystems, Inc. 3.950%, 06/15/23	4,100,000	4,161,500
4.600%, 06/15/28	1,600,000	1,588,000

		35,210,766

BHFTI-302

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.4%
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	6,300,000	$6,628,779
3.875%, 07/26/29 (144A)	12,800,000	13,777,322

		20,406,101

Airlines—0.4%
American Airlines Pass-Through Trust 3.700%, 10/01/26	2,538,713	2,585,663
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A)†	1,551,602	1,569,199
United Airlines Pass-Through Trust 2.875%, 10/07/28	4,074,916	4,125,285
3.450%, 07/07/28	2,287,922	2,304,586
5.875%, 10/15/27	11,871,680	13,284,914

		23,869,647

Auto Manufacturers—3.8%
Daimler Finance North America LLC 2.550%, 08/15/22 (144A)	16,100,000	16,413,773
3.400%, 02/22/22 (144A)	10,000,000	10,120,502
3.750%, 11/05/21 (144A)	3,400,000	3,410,267
Ford Motor Credit Co. LLC 1.198%, 3M LIBOR + 1.080%, 08/03/22 (a)	2,700,000	2,691,951
1.360%, 3M LIBOR + 1.235%, 02/15/23 (a)	13,000,000	12,948,328
3.278%, 3M LIBOR + 3.140%, 01/07/22 (a)	13,300,000	13,358,234
3.810%, 01/09/24	13,300,000	13,732,250
4.250%, 09/20/22	5,490,000	5,614,898
General Motors Financial Co., Inc. 1.442%, 3M LIBOR + 1.310%, 06/30/22 (a)	1,100,000	1,108,202
3.550%, 07/08/22	8,400,000	8,599,964
Hyundai Capital America 0.800%, 04/03/23 (144A)	13,000,000	13,004,765
2.100%, 09/15/28 (144A)	13,500,000	13,304,845
Nissan Motor Acceptance Co. LLC 1.850%, 09/16/26 (144A)	13,500,000	13,359,919
2.650%, 07/13/22 (144A)	2,219,000	2,252,714
2.800%, 01/13/22 (144A)	4,400,000	4,428,023
Nissan Motor Co., Ltd. 3.522%, 09/17/25 (144A)	8,100,000	8,611,596
4.345%, 09/17/27 (144A)	5,600,000	6,152,505
4.810%, 09/17/30 (144A)	14,700,000	16,533,110
Volkswagen Bank GmbH 1.875%, 01/31/24 (EUR)	4,600,000	5,561,133
2.500%, 07/31/26 (EUR)	3,000,000	3,837,414
Volkswagen Group of America Finance LLC 2.850%, 09/26/24 (144A)	13,300,000	13,980,234
4.625%, 11/13/25 (144A)	10,900,000	12,254,522

		201,279,149

Banks—8.0%
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR)(f)	1,700,000	285,533
4.750%, 01/15/18 (EUR)(f)	3,100,000	520,678

Banks—(Continued)
Bank of America Corp. 0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,806,624
4.125%, 01/22/24	2,130,000	2,302,496
Barclays Bank plc 7.625%, 11/21/22	366,000	392,341
Barclays plc 1.505%, 3M LIBOR + 1.380%, 05/16/24 (a)	100,000	101,723
2.375%, 1Y GBP Swap + 1.597%, 10/06/23 (GBP) (a)	2,600,000	3,559,069
3.125%, 01/17/24 (GBP)	4,400,000	6,178,711
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	700,000	740,961
4.610%, 3M LIBOR + 1.400%, 02/15/23 (a)	18,200,000	18,478,089
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	2,325,235
BNP Paribas S.A. 4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	12,765,625
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	18,078,598
CIT Group, Inc. 5.250%, 03/07/25	11,000,000	12,251,250
Citigroup, Inc. 0.819%, 3M LIBOR + 0.690%, 10/27/22 (a)	10,600,000	10,659,392
Cooperative Rabobank UA 3.875%, 09/26/23 (144A)	1,200,000	1,278,669
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,943,470
Credit Suisse Group AG 1.354%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	10,400,000	10,559,620
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	15,700,000	16,577,878
7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A) (a)	5,500,000	6,096,475
Deutsche Bank AG 3.300%, 11/16/22	9,500,000	9,801,096
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	13,872,579
4.250%, 10/14/21	7,700,000	7,708,296
Goldman Sachs Group, Inc. (The) 1.882%, 3M LIBOR + 1.750%, 10/28/27 (a)	7,500,000	7,874,999
3.750%, 05/22/25	5,375,000	5,824,726
ING Groep NV 4.625%, 01/06/26 (144A)	7,900,000	8,965,583
JPMorgan Chase & Co. 1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	13,326,973
Lloyds Bank plc 7.500%, 04/02/32 (g)	13,000,000	10,055,689
Lloyds Banking Group plc 7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (a)	11,400,000	16,532,819
Mizuho Financial Group, Inc. 1.979%, SOFR + 1.532%, 09/08/31 (a)	12,800,000	12,355,907
2.201%, SOFR + 1.772%, 07/10/31 (a)	12,400,000	12,194,024
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	5,900,000	6,082,003
Morgan Stanley 3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	9,400,000	9,863,138
Natwest Group plc 2.000%, 3M EURIBOR + 2.039%, 03/08/23 (EUR)(a)	3,300,000	3,859,251
2.500%, 03/22/23 (EUR)	11,943,000	14,380,429
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	4,800,000	5,139,607

BHFTI-303

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Santander UK Group Holdings plc 7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (a)	1,000,000	$1,393,762
Shinhan Financial Group Co., Ltd. 1.350%, 01/10/26 (144A)	12,600,000	12,540,654
Societe Generale S.A. 4.250%, 09/14/23 (144A)	13,900,000	14,838,510
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	4,400,000	4,448,668
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/25	12,500,000	12,600,625
1.902%, 09/17/28	13,500,000	13,341,522
UBS AG 7.625%, 08/17/22	3,600,000	3,814,206
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	11,367,524
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	33,821,225
Virgin Money UK plc 4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	742,877
Wells Fargo & Co. 1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR)(a)	8,600,000	10,688,364
2.393%, SOFR + 2.100%, 06/02/28 (a)	12,300,000	12,686,712
3.000%, 02/19/25	6,000,000	6,368,258

		428,392,463

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.500%, 06/01/50	13,000,000	15,518,381

Biotechnology—0.1%
Royalty Pharma plc 1.200%, 09/02/25	3,000,000	2,980,551

Chemicals—0.2%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	12,800,000	12,690,788

Commercial Services—0.3%
Central Nippon Expressway Co., Ltd. 0.686%, 3M LIBOR + 0.560%, 11/02/21 (a)	2,600,000	2,600,659
Rockefeller Foundation (The) 2.492%, 10/01/50	12,800,000	12,489,265

		15,089,924

Computers—0.6%
CGI, Inc. 1.450%, 09/14/26 (144A)	13,500,000	13,358,327
Dell International LLC / EMC Corp. 4.900%, 10/01/26	900,000	1,036,764
5.450%, 06/15/23	9,600,000	10,296,294
NetApp, Inc. 2.375%, 06/22/27	7,400,000	7,719,843

		32,411,228

Distribution/Wholesale—0.1%
Toyota Tsusho Corp. 3.625%, 09/13/23	2,600,000	2,743,768

Diversified Financial Services—2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450%, 10/01/25	7,000,000	7,651,243
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	10,500,000	11,300,755
Blue Owl Finance LLC 3.125%, 06/10/31 (144A)	13,000,000	12,857,813
Capital One Financial Corp. 4.250%, 04/30/25	10,000,000	11,055,892
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	12,000,000	12,179,070
GE Capital Funding LLC 3.450%, 05/15/25	12,100,000	13,050,451
4.400%, 05/15/30	14,800,000	17,149,050
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	13,712,639
Mitsubishi HC Capital, Inc. 3.406%, 02/28/22 (144A)	200,000	201,862
3.960%, 09/19/23 (144A)	5,045,000	5,343,008
Nomura Holdings, Inc. 2.679%, 07/16/30	9,600,000	9,698,017
OneMain Finance Corp. 6.125%, 05/15/22	9,100,000	9,338,875
6.875%, 03/15/25	11,800,000	13,260,250

		136,798,925

Electric—2.6%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	4,700,000	4,688,342
AES Corp. (The) 2.450%, 01/15/31	5,000,000	4,931,217
Duke Energy Corp. 0.764%, 3M LIBOR + 0.650%, 03/11/22 (a)	8,500,000	8,520,664
Duke Energy Progress LLC 2.000%, 08/15/31	13,800,000	13,560,558
Edison International 3.125%, 11/15/22	7,400,000	7,587,013
3.550%, 11/15/24	3,600,000	3,817,008
Evergy, Inc. 2.450%, 09/15/24	13,500,000	14,113,771
FirstEnergy Corp. 4.400%, 07/15/27	1,300,000	1,426,333
NextEra Energy Capital Holdings, Inc. 3.250%, 04/01/26	2,800,000	3,010,089
Pacific Gas and Electric Co.
1.500%, 3M LIBOR + 1.375%, 11/15/21 (a)	12,800,000	12,805,171
1.750%, 06/16/22	9,900,000	9,883,980
3.150%, 01/01/26	10,900,000	11,263,101
3.300%, 12/01/27	1,600,000	1,646,756
3.400%, 08/15/24	4,500,000	4,668,689
3.450%, 07/01/25	3,600,000	3,759,983
3.500%, 06/15/25	2,700,000	2,815,568
4.250%, 08/01/23	3,000,000	3,138,786

BHFTI-304

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas and Electric Co.
4.550%, 07/01/30	5,000,000	$5,406,650
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd. 4.500%, 07/14/28 (144A)	13,100,000	13,382,903
WEC Energy Group, Inc. 1.375%, 10/15/27	5,000,000	4,914,970
1.800%, 10/15/30	5,000,000	4,787,592

		140,129,144

Electronics—0.3%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	6,522,414
Flex, Ltd. 4.875%, 06/15/29	8,160,000	9,388,093
5.000%, 02/15/23	1,700,000	1,799,972

		17,710,479

Energy-Alternate Sources—0.2%
Azure Power Solar Energy Pvt. Ltd. 5.650%, 12/24/24 (144A)	8,800,000	9,273,440

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 03/22/23 (144A)	3,100,000	3,236,398

Food—0.1%
Danone S.A. 2.589%, 11/02/23 (144A)	3,858,000	4,006,302

Gas—0.2%
Atmos Energy Corp. 1.500%, 01/15/31	12,900,000	12,135,481

Healthcare-Services—0.2%
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A)	12,100,000	12,159,327

Home Builders—0.1%
DR Horton, Inc. 4.375%, 09/15/22	4,700,000	4,825,524

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 0.689%, 3M LIBOR + 0.560%, 06/24/22 (144A) (a)	10,600,000	10,641,461

Housewares—0.1%
Newell Brands, Inc. 4.350%, 04/01/23	4,876,000	5,077,428

Insurance—0.3%
Ambac Assurance Corp. 5.100%, (144A) (h)	144	203
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	637,218

Insurance—(Continued)
Sitka Holdings LLC 5.250%, 3M LIBOR + 4.500%, 07/06/26 (144A) (a)	14,000,000	14,205,479
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	2,358,942

		17,201,842

Internet—0.3%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,750,137
Expedia Group, Inc. 2.950%, 03/15/31	9,500,000	9,600,320

		14,350,457

Lodging—0.7%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	2,659,150
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,986,723
Marriott International, Inc. 3.600%, 04/15/24	10,500,000	11,187,473
4.150%, 12/01/23	14,100,000	15,038,887
MGM Resorts International 7.750%, 03/15/22	1,100,000	1,130,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,828,500

		36,830,983

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 06/01/41	13,300,000	13,059,877
4.464%, 07/23/22	14,229,000	14,590,523
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,971,000
Walt Disney Co. (The) 3.600%, 01/13/51	12,600,000	14,035,333

		45,656,733

Oil & Gas—0.4%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,301,946
BP Capital Markets America, Inc. 4.234%, 11/06/28	4,000,000	4,587,642
Chevron Corp. 2.236%, 05/11/30	6,300,000	6,459,010
Equinor ASA 3.625%, 04/06/40	3,700,000	4,133,962
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	1,702,897	1,862,544
Shell International Finance B.V. 2.750%, 04/06/30	1,900,000	2,017,314

		20,362,418

BHFTI-305

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	$16,701,108

Pharmaceuticals—1.2%
AbbVie, Inc. 2.850%, 05/14/23	3,000,000	3,103,624
2.950%, 11/21/26	5,100,000	5,462,845
3.200%, 05/14/26	1,300,000	1,402,567
3.600%, 05/14/25	700,000	757,224
Bayer U.S. Finance LLC 1.126%, 3M LIBOR + 1.010%, 12/15/23 (144A) (a)	17,400,000	17,628,153
CVS Health Corp. 2.125%, 09/15/31	14,000,000	13,754,415
3.750%, 04/01/30	3,900,000	4,332,717
4.300%, 03/25/28	1,095,000	1,249,017
CVS Pass-Through Trust 6.943%, 01/10/30	616,455	745,803
Teva Pharmaceutical Finance Netherlands II B.V. 1.250%, 03/31/23 (EUR)	3,700,000	4,210,891
3.250%, 04/15/22 (EUR)	8,000,000	9,311,817

		61,959,073

Pipelines—0.5%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	9,000,000	10,404,961
Enbridge, Inc. 0.625%, 3M LIBOR + 0.500%, 02/18/22 (a)	13,000,000	13,023,783
Energy Transfer L.P. 5.950%, 12/01/25	1,800,000	2,087,628
Midwest Connector Capital Co. LLC 3.625%, 04/01/22 (144A)	2,400,000	2,428,400

		27,944,772

Real Estate—0.3%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	4,626,825
Logicor Financing Sarl 1.625%, 07/15/27 (EUR)	4,500,000	5,483,379
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	1,200,000	1,212,915
3.875%, 03/20/27 (144A)	1,700,000	1,877,096
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,025,044	1,762,985

		14,963,200

Real Estate Investment Trusts—4.6%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,401,856
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	2,150,873
American Tower Corp. 3.375%, 05/15/24	16,000,000	17,045,738
3.500%, 01/31/23	1,807,000	1,880,935

Real Estate Investment Trusts—(Continued)
Boston Properties L.P. 2.450%, 10/01/33	14,000,000	13,625,146
Brandywine Operating Partnership L.P. 4.100%, 10/01/24	7,500,000	8,081,574
Brixmor Operating Partnership L.P. 3.900%, 03/15/27	6,000,000	6,582,979
4.125%, 06/15/26	5,500,000	6,091,375
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	2,200,000	2,560,143
Digital Realty Trust L.P. 4.750%, 10/01/25	8,000,000	9,006,954
EPR Properties 3.750%, 08/15/29	2,500,000	2,576,820
Equinix, Inc. 1.000%, 09/15/25	2,900,000	2,860,173
Federal Realty Investment Trust 3.500%, 06/01/30	4,900,000	5,316,082
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	5,575,400
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	11,681,779
Hudson Pacific Properties L.P. 4.650%, 04/01/29	2,400,000	2,754,369
Kilroy Realty L.P. 2.650%, 11/15/33	13,300,000	13,116,515
Life Storage L.P. 2.400%, 10/15/31	13,500,000	13,369,050
MPT Operating Partnership L.P. / MPT Finance Corp. 3.692%, 06/05/28 (GBP)	2,000,000	2,868,825
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	10,004,939
Piedmont Operating Partnership L.P. 3.150%, 08/15/30	12,900,000	13,258,723
Public Storage 3.094%, 09/15/27	15,500,000	16,936,836
Realty Income Corp. 3.875%, 04/15/25	10,700,000	11,720,944
SBA Tower Trust 2.328%, 01/15/28 (144A)	13,000,000	13,247,724
Service Properties Trust 4.375%, 02/15/30	11,240,000	10,680,360
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	19,295,314
Sun Communities Operating L.P. 2.700%, 07/15/31	13,200,000	13,338,364
UDR, Inc. 3.500%, 07/01/27	1,900,000	2,078,139
4.400%, 01/26/29	3,400,000	3,869,240
Welltower, Inc. 4.250%, 04/01/26	1,102,000	1,230,281

		245,207,450

Retail—0.2%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	13,100,000	12,473,182

BHFTI-306

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (a)	9,390,000	$9,993,482

Semiconductors—1.2%
Broadcom, Inc. 3.137%, 11/15/35	8,769,000	8,699,199
3.187%, 11/15/36 (144A)	10,800,000	10,768,637
3.500%, 02/15/41 (144A)	13,300,000	13,141,533
4.300%, 11/15/32	14,900,000	16,697,437
Micron Technology, Inc. 4.640%, 02/06/24	9,000,000	9,761,220
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	3,902,000	4,149,224

		63,217,250

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. 2.043%, 08/16/28 (144A)	13,800,000	13,613,543

Software—0.6%
Oracle Corp. 3.600%, 04/01/40	6,400,000	6,636,871
3.600%, 04/01/50	10,600,000	10,612,702
VMware, Inc. 1.400%, 08/15/26	13,500,000	13,439,250

		30,688,823

Telecommunications—1.0%
Level 3 Financing, Inc. 3.875%, 11/15/29 (144A)	12,330,000	13,184,469
Sprint Communications, Inc. 6.000%, 11/15/22	1,000,000	1,051,470
Sprint Corp. 7.125%, 06/15/24	1,000,000	1,138,200
7.875%, 09/15/23	2,800,000	3,128,580
T-Mobile USA, Inc. 2.550%, 02/15/31	8,900,000	8,931,716
Verizon Communications, Inc. 2.355%, 03/15/32 (144A)	25,427,000	25,145,886

		52,580,321

Trucking & Leasing—0.2%
DAE Funding LLC 1.625%, 02/15/24 (144A)	13,300,000	13,170,724

Total Corporate Bonds & Notes (Cost $1,773,771,674)		1,843,502,036

Asset-Backed Securities—12.3%

Asset-Backed - Automobile—0.2%
Chesapeake Funding II LLC 0.454%, 1M LIBOR + 0.370%, 08/15/30 (144A) (a)	3,758,491	3,759,425
3.230%, 08/15/30 (144A)	2,512,945	2,521,148

Asset-Backed - Automobile—(Continued)
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	2,013,903	2,018,448

		8,299,021

Asset-Backed - Credit Card—0.3%
Evergreen Credit Card Trust 1.900%, 09/16/24 (144A)	16,200,000	16,460,731

Asset-Backed - Home Equity—1.4%
Accredited Mortgage Loan Trust 0.666%, 1M LIBOR + 0.290%, 07/25/34 (a)	5,734,856	5,682,018
ACE Securities Corp. Home Equity Loan Trust 0.386%, 1M LIBOR + 0.300%, 04/25/36 (a)	3,487,747	3,443,641
0.386%, 1M LIBOR + 0.150%, 07/25/36 (a)	8,271,077	3,834,480
Asset-Backed Funding Certificates Trust 0.786%, 1M LIBOR + 0.700%, 06/25/34 (a)	1,284,862	1,266,406
0.911%, 1M LIBOR + 0.825%, 07/25/35 (a)	7,400,000	7,403,346
Asset-Backed Securities Corp. Home Equity Loan Trust 0.166%, 1M LIBOR + 0.080%, 05/25/37 (a)	20,850	16,728
0.761%, 1M LIBOR + 0.675%, 11/25/35 (a)	549,171	549,170
Bear Stearns Asset-Backed Securities I Trust 0.336%, 1M LIBOR + 0.250%, 04/25/37 (a)	9,262,002	11,212,878
0.776%, 1M LIBOR + 0.690%, 02/25/36 (a)	1,000,000	996,002
0.886%, 1M LIBOR + 0.800%, 10/27/32 (a)	11,599	11,488
1.086%, 1M LIBOR + 1.000%, 10/25/37 (a)	653,706	654,033
1.091%, 1M LIBOR + 1.005%, 06/25/35 (a)	5,101,365	5,077,086
Citigroup Mortgage Loan Trust 0.246%, 1M LIBOR + 0.160%, 12/25/36 (144A) (a)	6,733,334	4,509,368
GSAA Home Equity Trust 0.746%, 1M LIBOR + 0.660%, 03/25/35 (a)	159,596	161,429
HSI Asset Securitization Corp. Trust 0.424%, 1M LIBOR + 0.340%, 12/25/36 (a)	9,187,137	3,479,437
IXIS Real Estate Capital Trust 1.031%, 1M LIBOR + 0.945%, 02/25/35 (a)	2,584,600	2,572,882
MASTR Asset-Backed Securities Trust 0.136%, 1M LIBOR + 0.050%, 08/25/36 (a)	5,132,933	2,275,561
0.246%, 1M LIBOR + 0.160%, 08/25/36 (a)	3,323,374	1,508,344
0.256%, 1M LIBOR + 0.170%, 10/25/36 (a)	3,026,144	3,011,993
Merrill Lynch Mortgage Investors Trust 0.586%, 1M LIBOR + 0.500%, 07/25/37 (a)	9,262,578	3,236,050
0.836%, 1M LIBOR + 0.750%, 06/25/36 (a)	192,708	192,716
Morgan Stanley ABS Capital I, Inc. Trust 0.146%, 1M LIBOR + 0.060%, 05/25/37 (a)	120,525	110,107
0.386%, 1M LIBOR + 0.300%, 06/25/36 (a)	190,487	174,474
NovaStar Mortgage Funding Trust 0.286%, 1M LIBOR + 0.200%, 09/25/37 (a)	4,578,898	4,510,755
Option One Mortgage Corp. Asset-Backed Certificates 0.726%, 1M LIBOR + 0.640%, 08/25/33 (a)	8,924	8,853
Option One Mortgage Loan Trust 0.226%, 1M LIBOR + 0.140%, 01/25/37 (a)	4,945,894	3,781,855
Renaissance Home Equity Loan Trust 0.966%, 1M LIBOR + 0.880%, 08/25/33 (a)	75,919	75,306
Residential Asset Securities Corp. Trust
0.386%, 1M LIBOR + 0.150%, 07/25/36 (a)	1,197,980	1,193,387
0.506%, 1M LIBOR + 0.280%, 06/25/36 (a)	3,035,096	3,030,846

BHFTI-307

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Residential Asset Securities Corp. Trust
0.666%, 1M LIBOR + 0.290%, 06/25/33 (a)	674,409	$642,544

		74,623,183

Asset-Backed - Other—10.3%
Adagio CLO 0.720%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	11,000,000	12,715,499
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.866%, 1M LIBOR + 0.780%, 05/25/34 (a)	1,628,835	1,629,885
AMMC CLO, Ltd. 1.113%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	13,340,290	13,340,423
Anchorage Capital CLO, Ltd. 1.278%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	12,000,000	12,005,832
1.534%, 3M LIBOR + 1.400%, 10/20/31 (144A) (a)	10,200,000	10,232,293
Ares European CLO X DAC 0.780%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	11,000,000	12,753,100
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.846%, 1M LIBOR + 0.760%, 02/25/36 (a)	4,307,232	3,979,660
Brookside Mill CLO, Ltd. 0.954%, 3M LIBOR + 0.820%, 01/17/28 (144A) (a)	4,871,189	4,873,440
Carlyle Global Market Strategies CLO, Ltd. 1.218%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	13,500,000	13,501,431
Catamaran CLO, Ltd. 1.482%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	15,918,343	15,922,720
CIFC Funding, Ltd. 0.985%, 3M LIBOR + 0.860%, 10/25/27 (144A) (a)	13,216,031	13,177,982
Countrywide Asset-Backed Certificates 0.226%, 1M LIBOR + 0.140%, 07/25/37 (a)	7,647,796	7,223,702
0.226%, 1M LIBOR + 0.140%, 04/25/47 (a)	2,496,448	2,446,413
0.236%, 1M LIBOR + 0.150%, 05/25/37 (a)	94,314	94,248
0.236%, 1M LIBOR + 0.150%, 06/25/47 (a)	88,831	88,528
0.306%, 1M LIBOR + 0.220%, 09/25/37 (a)	3,251,199	3,344,206
0.646%, 1M LIBOR + 0.560%, 09/25/36 (a)	256,257	256,066
4.453%, 10/25/46 (a)	1,315,763	1,321,164
4.635%, 10/25/32 (a)	4,669,257	4,581,590
CWABS Asset-Backed Certificates Trust 0.226%, 1M LIBOR + 0.140%, 02/25/37 (a)	2,742,864	2,655,039
0.236%, 1M LIBOR + 0.150%, 09/25/46 (a)	1,971,052	1,952,491
0.236%, 1M LIBOR + 0.150%, 03/25/47 (a)	815,058	806,171
1.136%, 1M LIBOR + 1.050%, 11/25/35 (a)	3,117,003	3,118,310
Dorchester Park CLO DAC 1.034%, 3M LIBOR + 0.900%, 04/20/28 (144A) (a)	4,166,229	4,165,188
First Franklin Mortgage Loan Trust 0.366%, 1M LIBOR + 0.280%, 12/25/36 (a)	5,173,059	2,934,415
0.396%, 1M LIBOR + 0.310%, 10/25/36 (a)	16,312,000	14,323,365
0.806%, 1M LIBOR + 0.720%, 10/25/35 (a)	1,878,128	1,877,391
1.016%, 1M LIBOR + 0.930%, 10/25/34 (a)	9,219,286	9,231,188
1.511%, 1M LIBOR + 1.425%, 10/25/34 (a)	2,512,147	2,534,445
Gallatin CLO, Ltd. 1.184%, 3M LIBOR + 1.050%, 01/21/28 (144A) (a)	10,205,375	10,209,886

Asset-Backed - Other—(Continued)
GSAMP Trust 0.256%, 1M LIBOR + 0.170%, 12/25/36 (a)	2,612,571	1,618,764
0.671%, 1M LIBOR + 0.585%, 01/25/36 (a)	6,935,668	6,940,343
1.406%, 1M LIBOR + 1.320%, 12/25/34 (a)	4,926,314	4,366,392
Harvest CLO XX 0.960%, 3M EURIBOR + 0.960%, 10/20/31 (144A) (EUR) (a)	10,900,000	12,592,808
Home Equity Loan Trust 0.316%, 1M LIBOR + 0.230%, 04/25/37 (a)	10,182,162	9,887,109
Home Equity Mortgage Loan Asset-Backed Trust 0.306%, 1M LIBOR + 0.220%, 04/25/37 (a)	2,648,016	2,310,177
ICG U.S. CLO, Ltd. 1.538%, 3M LIBOR + 1.400%, 10/22/31 (144A) (a)	15,400,000	15,402,402
Jamestown CLO, Ltd. 1.354%, 3M LIBOR + 1.220%, 01/17/27 (144A) (a)	205,942	205,912
Lehman XS Trust 0.886%, 1M LIBOR + 0.800%, 10/25/35 (a)	614,815	615,586
LoanCore Issuer, Ltd. 1.214%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	4,346,543	4,346,544
Long Beach Mortgage Loan Trust 0.406%, 1M LIBOR + 0.320%, 05/25/36 (a)	29,616,904	12,283,167
0.606%, 1M LIBOR + 0.520%, 08/25/45 (a)	623,471	620,143
0.866%, 1M LIBOR + 0.780%, 08/25/35 (a)	10,000,000	9,956,375
Marathon CLO, Ltd. 1.001%, 3M LIBOR + 0.870%, 11/21/27 (144A) (a)	4,198,824	4,199,802
1.276%, 3M LIBOR + 1.150%, 04/15/29 (144A) (a)	13,100,000	13,096,437
Merrill Lynch First Franklin Mortgage Loan Trust 1.336%, 1M LIBOR + 1.250%, 10/25/37 (a)	12,105,298	12,056,153
MF1, Ltd. 1.865%, SOFR + 1.814%, 11/15/35 (144A) (a)	13,000,000	13,081,190
MidOcean Credit CLO II
Zero Coupon, 3M LIBOR + 1.030%, 01/29/30 (144A) (a)	13,200,000	13,200,502
Morgan Stanley ABS Capital I, Inc. Trust 0.336%, 1M LIBOR + 0.250%, 07/25/36 (a)	3,431,821	3,069,533
0.706%, 1M LIBOR + 0.620%, 12/25/35 (a)	1,720,814	1,709,578
MP CLO VII, Ltd. 1.024%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	13,402,999	13,404,956
OCP CLO, Ltd. 0.926%, 3M LIBOR + 0.800%, 07/15/27 (144A) (a)	490,355	490,412
OZLM XVI Ltd. 1.155%, 3M LIBOR + 1.030%, 05/16/30 (144A) (a)	13,000,000	13,000,650
Palmer Square European Loan Funding DAC 0.780%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	11,500,000	13,306,024
Palmer Square Loan Funding, Ltd.
Zero Coupon, 3M LIBOR + 0.800%, 10/15/29 (144A) (a)	13,500,000	13,500,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.821%, 1M LIBOR + 0.735%, 09/25/35 (a)	5,000,000	4,984,922
1.136%, 1M LIBOR + 1.050%, 10/25/34 (a)	5,800,000	5,801,340
1.886%, 1M LIBOR + 1.800%, 12/25/34 (a)	4,636,570	4,686,942
Pretium Mortgage Credit Partners LLC 3.179%, 06/27/69 (144A) (g)	5,456,105	5,469,618
Residential Asset Securities Corp. Trust 0.246%, 1M LIBOR + 0.160%, 11/25/36 (a)	346,101	553,769

BHFTI-308

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Saxon Asset Securities Trust 0.486%, 1M LIBOR + 0.400%, 09/25/47 (a)	2,420,364	$2,364,445
Sculptor CLO XXV, Ltd. 1.404%, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	15,050,000	15,068,481
Securitized Asset Backed Receivables LLC Trust 0.586%, 1M LIBOR + 0.500%, 03/25/36 (a)	15,272,190	12,356,072
0.586%, 1M LIBOR + 0.500%, 05/25/36 (a)	7,655,256	5,248,973
Soundview Home Loan Trust 0.196%, 1M LIBOR + 0.110%, 02/25/37 (a)	2,242,121	794,757
1.046%, 1M LIBOR + 0.960%, 05/25/35 (a)	664,848	665,411
Specialty Underwriting & Residential Finance Trust 0.356%, 1M LIBOR + 0.270%, 04/25/37 (a)	3,172,998	2,582,510
Starwood Commercial Mortgage Trust 1.245%, SOFR + 1.194%, 07/15/38 (144A) (a)	13,300,000	13,300,000
Structured Asset Investment Loan Trust 0.236%, 1M LIBOR + 0.150%, 09/25/36 (a)	1,790,241	1,765,910
0.716%, 1M LIBOR + 0.630%, 11/25/35 (a)	6,821,941	6,774,105
Structured Asset Securities Corp. Mortgage Loan Trust 0.986%, 1M LIBOR + 0.900%, 08/25/37 (a)	185,940	186,305
Sunrun Demeter Issuer Trust 2.270%, 01/30/57 (144A)	13,500,000	13,494,804
Symphony CLO, Ltd. 1.006%, 3M LIBOR + 0.880%, 04/15/28 (144A) (a)	2,139,749	2,141,078
Telos CLO, Ltd. 1.084%, 3M LIBOR + 0.950%, 04/17/28 (144A) (a)	5,032,035	5,032,100
TICP CLO III-2, Ltd. 0.974%, 3M LIBOR + 0.840%, 04/20/28 (144A) (a)	7,512,673	7,493,441
Tralee CLO, Ltd. 1.244%, 3M LIBOR + 1.110%, 10/20/28 (144A) (a)	5,796,580	5,795,131
U.S. Small Business Administration 6.220%, 12/01/28	838,261	936,077
Venture CLO, Ltd. 1.124%, 3M LIBOR + 0.990%, 07/20/30 (144A) (a)	11,000,000	10,997,250
0.946%, 3M LIBOR + 0.820%, 04/15/27 (144A) (a)	2,477,295	2,475,095
Venture XVI CLO Ltd 1.006%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	12,704,135	12,700,946
Venture XXVII CLO, Ltd. 1.184%, 3M LIBOR + 1.050%, 07/20/30 (144A) (a)	13,400,000	13,399,987
Wells Fargo Home Equity Asset-Backed Securities Trust 0.806%, 1M LIBOR + 0.720%, 12/25/35 (a)	8,195,657	8,186,992

		547,813,491

Asset-Backed - Student Loan—0.1%
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	2,403,138	2,474,173
Utah State Board of Regents 0.836%, 1M LIBOR + 0.750%, 01/25/57 (a)	4,691,341	4,676,989

		7,151,162

Total Asset-Backed Securities (Cost $624,267,773)		654,347,588

Mortgage-Backed Securities—10.6%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—6.5%
Adjustable Rate Mortgage Trust 2.644%, 11/25/35 (a)	163,619	143,454
American Home Mortgage Investment Trust 0.446%, 1M LIBOR + 0.360%, 12/25/46 (a)	12,162,490	11,794,900
2.155%, 6M LIBOR + 2.000%, 02/25/45 (a)	142,574	143,630
Banc of America Alternative Loan Trust 28.056%, -4 x 1M LIBOR + 28.400%, 11/25/46 (a)	513,015	701,493
Banc of America Funding Trust 2.606%, 02/20/36 (a)	779,451	787,969
2.778%, 05/25/35 (a)	320,279	331,979
3.411%, 01/20/47 (a)	82,956	79,990
Banc of America Mortgage Trust 6.000%, 05/25/37	5,926,054	5,435,908
BCAP LLC Trust 0.506%, 1M LIBOR + 0.420%, 05/25/47 (a)	5,431,336	5,266,586
5.250%, 02/26/36 (144A) (a)	2,060,592	1,249,518
Bear Stearns Adjustable Rate Mortgage Trust 2.700%, 10/25/35 (a)	759,910	781,865
2.832%, 02/25/33 (a)	3,834	3,597
Bear Stearns ALT-A Trust 2.622%, 05/25/35 (a)	491,384	495,965
2.910%, 09/25/35 (a)	462,053	356,471
2.973%, 11/25/36 (a)	1,612,187	1,073,633
3.081%, 11/25/36 (a)	1,933,088	1,452,722
3.169%, 05/25/36 (a)	1,291,907	842,046
Bear Stearns Structured Products, Inc. Trust 2.708%, 01/26/36 (a)	487,733	409,525
2.727%, 12/26/46 (a)	419,166	376,526
Chase Mortgage Finance Trust 2.739%, 09/25/36 (a)	1,176,128	1,062,823
2.862%, 12/25/35 (a)	567,621	543,179
3.068%, 03/25/37 (a)	662,467	675,172
Chevy Chase Funding LLC Mortgage-Backed Certificate 0.336%, 1M LIBOR + 0.250%, 08/25/35 (144A) (a)	12,956	12,924
CHL Mortgage Pass-Through Trust 0.486%, 1M LIBOR + 0.400%, 04/25/46 (a)	1,481,280	1,399,234
0.726%, 1M LIBOR + 0.640%, 03/25/35 (a)	277,290	273,433
2.708%, 09/20/36 (a)	1,565,167	1,506,294
5.750%, 06/25/37	1,069,766	761,812
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	865,299	871,704
Citigroup Mortgage Loan Trust
0.736%, 1M LIBOR + 0.650%, 10/25/36 (a)	4,852,588	3,993,567
2.210%, 1Y H15 + 2.150%, 09/25/35 (a)	110,036	115,917
2.220%, 1Y H15 + 2.100%, 09/25/35 (a)	454,505	478,206
2.470%, 1Y H15 + 2.400%, 10/25/35 (a)	674,762	686,662
2.579%, 10/25/46 (a)	805,238	800,053
Countrywide Alternative Loan Trust
0.606%, 1M LIBOR + 0.520%, 06/25/46 (a)	5,606,513	5,241,555
1.572%, 12M MTA + 1.480%, 01/25/36 (a)	512,545	519,050
4.914%, -1 x 1M LIBOR + 5.000%, 05/25/35 (a) (b)	575,000	75,794
5.500%, 02/25/36	1,771,774	1,594,508
6.000%, 03/25/35	8,937,534	8,619,775
6.000%, 1M LIBOR + 6.000%, 08/25/36 (a)	2,267,825	2,313,898

BHFTI-309

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
6.000%, 02/25/37	8,557,433	$5,351,813
6.000%, 04/25/37	2,770,844	1,815,915
6.000%, 07/25/37	4,205,371	2,801,194
Countrywide Home Reperforming Loan REMIC Trust 0.426%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	883,860	856,273
Credit Suisse First Boston Mortgage Securities Corp.
0.699%, 03/25/32 (144A) (a)	36,371	34,931
6.000%, 11/25/35	1,022,822	955,156
Credit Suisse Mortgage Trust 0.234%, 10/27/36 (144A) (a)	12,879,000	12,575,032
Downey Savings & Loan Association Mortgage Loan Trust 2.501%, 07/19/44 (a)	241,857	240,169
First Horizon Mortgage Pass-Through Trust 2.754%, 08/25/35 (a)	72,986	57,401
GCAT LLC 2.981%, 09/25/25 (144A) (g)	6,434,622	6,493,986
Gemgarto plc 0.640%, 3M SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	9,145,925	12,382,237
GreenPoint Mortgage Funding Trust 0.526%, 1M LIBOR + 0.440%, 06/25/45 (a)	29,557	28,019
GSR Mortgage Loan Trust
2.724%, 04/25/36 (a)	1,040,101	851,575
2.859%, 09/25/35 (a)	11,079	11,399
2.967%, 01/25/36 (a)	1,906,992	1,964,841
6.000%, 03/25/32	65	69
HarborView Mortgage Loan Trust 0.527%, 1M LIBOR + 0.440%, 05/19/35 (a)	413,738	399,475
Hawksmoor Mortgages plc 1.100%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	38,622,235	52,247,973
IndyMac ARM Trust
1.544%, 01/25/32 (a)	6,451	6,538
1.659%, 01/25/32 (a)	382	374
IndyMac INDX Mortgage Loan Trust
0.326%, 1M LIBOR + 0.240%, 07/25/36 (a)	2,672,356	2,574,728
0.506%, 1M LIBOR + 0.420%, 05/25/46 (a)	4,309,065	4,242,505
JPMorgan Alternative Loan Trust 0.446%, 1M LIBOR + 0.360%, 05/25/36 (a)	1,133,178	1,122,986
JPMorgan Mortgage Trust
2.299%, 07/25/35 (a)	456,826	475,999
3.235%, 12/26/37 (144A) (a)	6,420,714	5,945,460
5.750%, 01/25/36	204,932	135,018
Legacy Mortgage Asset Trust
2.882%, 10/25/59 (144A) (g)	13,198,763	13,250,760
3.000%, 06/25/59 (144A) (g)	11,524,447	11,563,662
Lehman Mortgage Trust 0.686%, 1M LIBOR + 0.600%, 08/25/36 (a)	4,116,355	3,005,018
Lehman XS Trust 0.286%, 1M LIBOR + 0.200%, 03/25/47 (a)	12,106,608	12,331,366
MASTR Alternative Loan Trust
0.486%, 1M LIBOR + 0.400%, 03/25/36 (a)	614,319	45,201
6.500%, 02/25/35	3,687,253	4,015,096
MASTR Asset Securitization Trust 6.000%, 06/25/36	208,319	176,430

Collateralized Mortgage Obligations—(Continued)
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (a)	5,100,632	5,303,945
Mill City Mortgage Loan Trust 3.250%, 08/25/59 (144A) (a)	8,400,000	8,866,038
Morgan Stanley Re-REMIC Trust 1.052%, 03/26/37 (144A) (g)	1,733,072	1,749,350
MortgageIT Mortgage Loan Trust 0.546%, 1M LIBOR + 0.460%, 04/25/36 (a)	1,941,846	1,872,857
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (g)	704,661	457,929
OBX Trust 0.736%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	8,970,223	8,972,003
RBSSP Resecuritization Trust 0.564%, 1M LIBOR + 0.240%, 06/27/36 (144A) (a)	4,729,620	4,681,852
Residential Asset Securitization Trust 6.000%, 06/25/36	2,965,553	1,758,017
Sequoia Mortgage Trust
0.727%, 1M LIBOR + 0.640%, 04/19/27 (a)	236,649	236,029
0.787%, 1M LIBOR + 0.700%, 07/20/33 (a)	116,715	117,687
Structured Adjustable Rate Mortgage Loan Trust
2.617%, 04/25/35 (a)	2,140,667	2,055,868
2.825%, 08/25/35 (a)	63,386	61,239
3.063%, 01/25/35 (a)	337,574	343,438
3.073%, 10/25/36 (a)	6,652,182	4,283,095
Structured Asset Mortgage Investments II Trust 0.587%, 1M LIBOR + 0.500%, 07/19/35 (a)	292,841	294,564
Towd Point Mortgage Funding 0.950%, 3M SONIA + 0.900%, 07/20/45 (144A) (GBP) (a)	11,487,120	15,519,182
Towd Point Mortgage Funding plc
0.950%, 3M SONIA + 0.900%, 05/20/45 (GBP) (a)	26,629,817	36,006,137
1.097%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP)(a)	19,329,371	26,248,898
WaMu Mortgage Pass-Through Certificates Trust
0.586%, 1M LIBOR + 0.500%, 02/25/45 (a)	4,816,044	4,914,734
1.492%, 12M MTA + 1.400%, 06/25/42 (a)	33,683	33,693
2.789%, 06/25/37 (a)	3,868,251	3,793,249
Wells Fargo Mortgage-Backed Securities Trust 2.379%, 09/25/33 (a)	113,949	115,967

		348,917,707

Commercial Mortgage-Backed Securities—4.1%
1211 Avenue of the Americas Trust 3.901%, 08/10/35 (144A)	12,100,000	13,119,041
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	11,600,000	12,534,494
ACRES Commercial Realty Corp. 2.665%, SOFR + 2.614%, 04/17/37 (144A) (a)	1,870,399	1,871,595
Arbor Multifamily Mortgage Securities Trust 2.756%, 05/15/53 (144A)	7,500,000	7,879,128
AREIT Trust
1.180%, 1M LIBOR + 1.080%, 07/17/26 (144A) (a) (i) (j)	13,500,000	13,499,040
2.785%, SOFR + 2.734%, 04/15/37 (144A) (a)	5,717,303	5,745,888
Benchmark Mortgage Trust 4.016%, 03/15/52	13,000,000	14,784,723

BHFTI-310

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	11,600,000	$12,484,096
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,558,638	2,697,570
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	11,950,000	13,328,552
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	1,058,955
DOLP Trust 2.956%, 05/10/41 (144A)	13,200,000	13,971,030
Extended Stay America Trust 1.164%, 1M LIBOR + 1.080%, 07/15/38 (144A) (a)	13,927,543	13,966,858
GCT Commercial Mortgage Trust 0.884%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	4,000,000	4,004,031
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,879,081
GS Mortgage Securities Trust 3.278%, 11/10/49 (a)	2,500,000	2,643,450
3.602%, 10/10/49 (144A) (a)	13,346,000	13,851,316
JPMorgan Chase Commercial Mortgage Securities Trust 1.084%, 1M LIBOR + 1.000%, 06/15/32 (144A) (a)	1,914,033	1,913,432
1.534%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	8,836,161	8,779,535
LoanCore Issuer, Ltd. 0.965%, SOFR + 0.914%, 07/15/35 (144A) (a)	7,694,142	7,689,014
Manhattan West Mortgage Trust 2.130%, 09/10/39 (144A)	12,300,000	12,538,508
MF1 Multifamily Housing Mortgage Loan Trust 1.015%, SOFR + 0.964%, 07/15/36 (144A) (a)	13,200,000	13,187,196
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	10,491,471
Morgan Stanley Capital I Trust 2.509%, 04/05/42 (144A) (a)	7,500,000	7,667,015

		218,585,019

Total Mortgage-Backed Securities (Cost $554,169,307)		567,502,726

Foreign Government—4.3%

Provincial—0.4%
Province of Ontario Canada 3.150%, 06/02/22 (CAD)	9,300,000	7,481,265
Province of Quebec Canada 3.500%, 12/01/22 (CAD)	3,300,000	2,698,621
4.250%, 12/01/21 (CAD)	15,200,000	12,076,836

		22,256,722

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	14,774,404

Sovereign—3.6%
Brazil Letras do Tesouro Nacional 3.976%, 01/01/22 (BRL)(k)	29,900,000	5,395,386
7.822%, 07/01/22 (BRL)(k)	549,700,000	94,948,834

Sovereign—(Continued)
Israel Government International Bond 2.750%, 07/03/30	14,500,000	15,410,455
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,915,892
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	12,157,327
Kuwait International Government Bond 2.750%, 03/20/22	7,000,000	7,070,000
Peruvian Government International Bonds 5.940%, 02/12/29 (PEN)	23,200,000	5,637,341
6.350%, 08/12/28 (PEN)	71,800,000	17,919,762
6.950%, 08/12/31 (PEN)	7,000,000	1,755,169
8.200%, 08/12/26 (PEN)	24,300,000	6,614,110
Qatar Government International Bonds 4.500%, 04/23/28	15,500,000	18,065,839
5.103%, 04/23/48	1,500,000	1,988,718

		192,878,833

Total Foreign Government (Cost $248,405,381)		229,909,959

Municipals—1.0%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	60,000	60,571
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,199,473
New Jersey Economic Development Authority, Revenue Bond
Zero Coupon, 02/15/22	6,140,000	6,130,654
New York State Urban Development Corp. 1.346%, 03/15/26	8,100,000	8,145,608
Sales Tax Securitization Corp. 3.007%, 01/01/33	10,100,000	10,531,128
3.057%, 01/01/34	2,000,000	2,084,034
State Board of Administration Finance Corp. 1.258%, 07/01/25	12,800,000	12,937,998
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	7,060,893
Tobacco Settlement Finance Authority 1.820%, 06/01/26	2,250,000	2,258,878

Total Municipals (Cost $49,392,462)		51,409,237

Preferred Stock—0.8%

Wireless Telecommunication Services—0.8%
AT&T Mobility II LLC, 7.000%,† (i) (j) (Cost $44,469,020)	1,644,083	43,183,718

Floating Rate Loans (l)—0.3%

Investment Companies—0.2%
Castlelake L.P.
First Lien Term Loan, 2.950%, 3M LIBOR + 2.950%, 05/13/31 (i) (j)	8,512,497	8,571,394

BHFTI-311

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Floating Rate Loans (l)—(Continued)

Security Description	Principal Amount*	Value

Media—0.1%
CSC Holdings, LLC
Term Loan B5, 2.584%, 1M LIBOR + 2.500%, 04/15/27	5,252,513	$5,199,987

Total Floating Rate Loans (Cost $13,732,830)		13,771,381

Short-Term Investments—11.4%

Repurchase Agreements—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $7,294,591; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $7,440,580.	7,294,591	7,294,591
JPMorgan Securities LLC Repurchase Agreement dated 09/30/21 at 0.030%, due on 10/01/21 with a maturity value of $26,400,022; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with market value of $26,962,405.	26,400,000	26,400,000

		33,694,591

U.S. Treasury—10.8%
U.S. Treasury Bills 0.031%, 11/26/21 (k)	15,400,000	15,399,102
0.038%, 12/09/21 (d) (e) (k) (m) (n)	3,100,000	3,099,832
0.040%, 12/16/21 (k)	30,700,000	30,697,667
0.050%, 02/10/22 (k) (m) (n)	1,100,000	1,099,818
0.050%, 02/24/22 (k)	32,500,000	32,493,410
0.050%, 03/10/22 (k) (m) (n)	10,200,000	10,197,847
0.050%, 03/17/22 (k)	90,100,000	90,080,146
0.050%, 03/31/22 (k)	56,100,000	56,084,487
0.051%, 02/17/22 (k)	38,700,000	38,692,902
U.S. Treasury Cash Management Bill 0.045%, 01/04/22 (d) (e) (k) (m)	4,600,000	4,599,636
0.045%, 01/11/22 (k)	27,000,000	26,997,705
0.035%, 01/25/22 (k)	268,900,000	268,861,009

		578,303,561

Total Short-Term Investments (Cost $612,005,070)		611,998,152

Total Purchased Options—0.0% (o) (Cost $1,648,831)		1,265,196
Total Investments—114.9% (Cost $6,020,148,503)		6,135,009,004
Other assets and liabilities (net)—(14.9)%		(796,152,626)

Net Assets—100.0%		$5,338,856,378

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $44,752,917, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2021, the market value of securities pledged was $10,410,494.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2021, the market value of securities pledged was $44,010,204.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 1.2% of net assets.
(k)	The rate shown represents current yield to maturity.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	All or a portion of the security was pledged as collateral against OTC option and swap contracts. As of September 30, 2021, the market value of securities pledged was $5,589,980.
(n)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2021, the value of securities pledged amounted to $4,788,050.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $1,428,089,428, which is 26.7% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
AT&T Mobility II LLC , 7.000%,	09/24/20	1,644,083	$44,469,020	$43,183,718
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	1,551,602	1,644,698	1,569,199

				$44,752,917

BHFTI-312

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.000%	TBA	$(64,400,000)	$(69,010,672)	$(68,997,305)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	41,219,000	BNP	10/05/21	USD	29,961,003	$(161,737)
AUD	10,070,000	CBNA	10/05/21	USD	7,292,308	(12,204)
AUD	8,889,000	JPMC	10/05/21	USD	6,448,902	(22,602)
AUD	15,654,000	JPMC	10/05/21	USD	11,371,933	(54,877)
AUD	10,070,000	BNP	11/02/21	USD	7,253,250	27,726
AUD	8,941,000	GSBU	11/02/21	USD	6,431,521	33,148
AUD	65,762,000	UBSA	11/02/21	USD	47,618,593	(70,275)
BRL	158,231,959	BNP	10/04/21	USD	29,089,965	(33,920)
BRL	158,231,959	GSBU	10/04/21	USD	29,903,044	(846,999)
BRL	158,231,959	BNP	11/03/21	USD	29,805,598	(882,164)
CAD	28,813,878	BNP	10/04/21	USD	22,715,817	33,025
CLP	13,098,298,691	UBSA	02/28/22	USD	16,579,915	(636,743)
EUR	920,000	CBNA	11/17/21	USD	1,078,815	(12,250)
GBP	982,000	BBP	11/17/21	USD	1,341,852	(18,660)
GBP	991,000	BBP	11/17/21	USD	1,367,229	(31,910)
GBP	1,039,000	BBP	11/17/21	USD	1,423,794	(23,798)
GBP	1,554,000	CBNA	11/17/21	USD	2,134,997	(41,065)
GBP	1,930,000	GSBU	11/17/21	USD	2,651,305	(50,734)
GBP	3,427,000	JPMC	11/17/21	USD	4,636,232	(18,534)
GBP	768,000	UBSA	11/17/21	USD	1,059,507	(24,668)
GBP	925,000	UBSA	11/17/21	USD	1,272,743	(26,355)
GBP	11,742,000	UBSA	11/17/21	USD	16,096,838	(275,126)
JPY	119,000,000	GSBU	11/17/21	USD	1,069,598	(53)
MXN	474,817,000	BNP	10/05/21	USD	23,388,203	(389,075)
MXN	474,817,000	BNP	01/12/22	USD	23,186,915	(508,367)
MYR	1,437,265	BBP	10/20/21	USD	340,157	2,908
MYR	1,437,265	BBP	12/15/21	USD	342,328	(105)
PEN	16,140,384	CBNA	10/04/21	USD	3,928,056	(24,227)
RUB	167,000	JPMC	10/22/21	USD	2,279	8
RUB	70,491	BBP	11/22/21	USD	944	16
RUB	133,365	CBNA	11/22/21	USD	1,785	32
RUB	74,090	GSBU	11/22/21	USD	993	16
RUB	57,000	GSBU	12/20/21	USD	768	4

Contracts to Deliver
AUD	65,762,000	UBSA	10/05/21	USD	47,612,806	70,185
BRL	158,231,959	BNP	10/04/21	USD	29,945,488	889,443
BRL	158,231,959	GSBU	10/04/21	USD	29,089,966	33,920
BRL	270,000,000	JPMC	10/04/21	USD	47,472,527	(2,107,420)
BRL	110,400,000	JPMC	10/04/21	USD	19,410,989	(861,701)
BRL	54,200,000	JPMC	10/04/21	USD	9,637,166	(315,549)
BRL	32,500,000	JPMC	10/04/21	USD	5,787,037	(180,920)
BRL	29,500,000	JPMC	10/04/21	USD	5,216,622	(200,446)
BRL	21,700,000	JPMC	10/04/21	USD	3,850,795	(133,964)
BRL	29,900,000	JPMC	01/04/22	USD	5,230,473	(172,051)
BRL	549,700,000	JPMC	07/05/22	USD	100,032,756	4,711,260
CAD	28,813,878	JPMC	10/04/21	USD	22,826,235	77,393
CAD	28,813,878	BNP	11/02/21	USD	22,714,939	(33,036)
EUR	15,606,000	CBNA	11/17/21	USD	18,488,782	396,584
EUR	98,976,000	UBSA	11/17/21	USD	116,369,943	1,626,034

BHFTI-313

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	144,063,000	CBNA	11/17/21	USD	199,778,285	$5,661,162
JPY	309,100,000	BBP	11/17/21	USD	2,804,653	26,531
KRW	167,947,864	JPMC	12/15/21	USD	143,450	1,753
MXN	474,817,000	BNP	10/05/21	USD	23,511,263	512,134
MYR	1,437,265	BBP	10/20/21	USD	343,023	(42)
PEN	16,140,384	CBNA	10/04/21	USD	4,184,699	280,869
PEN	21,528,747	CBNA	10/12/21	USD	5,446,179	240,026
PEN	20,672,852	CBNA	10/27/21	USD	5,285,417	288,052
PEN	7,332,581	GSBU	11/12/21	USD	1,956,242	184,515
PEN	13,145,475	CBNA	12/09/21	USD	3,576,124	403,135
PEN	27,163,183	CBNA	01/18/22	USD	6,588,208	50,932
PEN	43,078,227	GSBU	01/24/22	USD	10,432,332	69,238
PEN	16,140,384	CBNA	03/17/22	USD	3,896,291	27,736
PEN	21,528,747	CBNA	03/28/22	USD	5,195,036	38,992
PEN	3,891,605	CBNA	05/31/22	USD	941,571	15,501
SEK	1,040,000	GSBU	11/17/21	USD	120,180	1,347

Net Unrealized Appreciation						$7,532,048

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/21/21	7,835	USD	1,031,159,453	$(13,452,631)
U.S. Treasury Ultra Long Bond Futures	12/21/21	109	USD	20,825,813	(909,542)

Futures Contracts—Short
Euro-Bund 10 Year Futures	12/08/21	(45)	EUR	(7,641,900)	127,137
Euro-Buxl 30 Year Bond Futures	12/08/21	(108)	EUR	(21,960,720)	697,948
U.S. Treasury Long Bond Futures	12/21/21	(486)	USD	(77,380,313)	2,072,394
U.S. Treasury Note 5 Year Futures	12/31/21	(128)	USD	(15,711,000)	80,828

Net Unrealized Depreciation					$(11,383,866)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 30 Yr. IRS	0.900%	GSBU	1M SONIA	Receive	03/15/22	15,600,000	GBP	15,600,000	$1,648,831	$1,265,196	$(383,635)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC-10 Yr. IRS	0.800%	GSBU	1M SONIA	Pay	03/15/22	(42,100,000)	GBP	(42,100,000)	$(1,600,373)	$(1,481,399)	$118,974

BHFTI-314

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Written Options—(Continued)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	101.188	10/07/21	(24,000,000)	USD	(24,000,000)	$(161,250)	$(1,162)	$160,088
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	101.473	11/03/21	(13,500,000)	USD	(13,500,000)	(42,187)	(6,427)	35,760
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD	103.734	10/07/21	(13,000,000)	USD	(13,000,000)	(36,562)	(1,093)	35,469
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD	103.766	10/07/21	(17,000,000)	USD	(17,000,000)	(48,477)	(1,146)	47,331

Totals								$(288,476)	$(9,828)	$278,648

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	3.345%	Maturity	01/03/22	BRL	20,000,000	$(37,527)	$743	$(38,270)
Pay	1 Day CDI	Maturity	3.350%	Maturity	01/03/22	BRL	508,000,000	(943,780)	19,174	(962,954)
Pay	1 Day CDI	Maturity	3.360%	Maturity	01/03/22	BRL	2,382,100,000	(2,623,444)	609,720	(3,233,164)
Pay	1 Day CDI	Maturity	3.700%	Maturity	01/03/22	BRL	477,800,000	(754,831)	(24,495)	(730,336)
Pay	1 Day CDI	Maturity	3.978%	Maturity	01/03/22	BRL	196,200,000	(251,804)	—	(251,804)
Pay	12M TONA	Annually	0.000%	Annually	03/17/24	JPY	10,670,000,000	68,635	144,225	(75,590)
Pay	3M CDOR	Semi-Annually	1.235%	Semi-Annually	03/04/25	CAD	20,700,000	(55,162)	248,240	(303,402)
Pay	3M LIBOR	Quarterly	2.800%	Semi-Annually	08/22/23	USD	51,400,000	2,383,464	2,517,649	(134,185)
Pay	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	1,696,024	2,084,389	(388,365)
Receive	1 Day CDI	Maturity	2.850%	Maturity	01/03/22	BRL	187,600,000	486,642	(30,937)	517,579
Receive	1 Day CDI	Maturity	2.859%	Maturity	01/03/22	BRL	126,000,000	321,300	19,278	302,022
Receive	1 Day CDI	Maturity	2.860%	Maturity	01/03/22	BRL	83,200,000	216,038	13,767	202,271
Receive	1 Day CDI	Maturity	2.860%	Maturity	01/03/22	BRL	68,600,000	177,660	11,235	166,425
Receive	1 Day CDI	Maturity	2.870%	Maturity	01/03/22	BRL	41,700,000	106,394	6,393	100,001
Receive	1 Day CDI	Maturity	2.871%	Maturity	01/03/22	BRL	68,000,000	172,967	10,282	162,685
Receive	1 Day CDI	Maturity	2.883%	Maturity	01/03/22	BRL	47,000,000	117,552	6,522	111,030
Receive	12M SONIA	Annually	0.750%	Annually	03/16/52	GBP	79,700,000	7,393,884	326,839	7,067,045
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(858,554)	(1,104,321)	245,767
Receive	6M LIBOR	Semi-Annually	0.350%	Semi-Annually	03/17/51	JPY	608,000,000	280,829	330,260	(49,431)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(613,804)	(729,372)	115,568
Receive	6M LIBOR	Semi-Annually	0.520%	Semi-Annually	03/16/51	JPY	542,000,000	16,762	—	16,762
Receive	6M LIBOR	Semi-Annually	0.538%	Semi-Annually	03/15/51	JPY	1,658,910,000	(23,582)	(15,864)	(7,718)
Receive	6M LIBOR	Semi-Annually	0.557%	Semi-Annually	03/17/51	JPY	1,830,000,000	(113,808)	—	(113,808)
Receive	6M LIBOR	Semi-Annually	0.570%	Semi-Annually	03/19/51	JPY	589,000,000	(56,760)	—	(56,760)
Receive	6M LIBOR	Semi-Annually	0.572%	Semi-Annually	04/07/51	JPY	260,000,000	(25,573)	—	(25,573)
Receive	6M LIBOR	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(638,814)	(686,348)	47,534
Receive	6M LIBOR	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(431,426)	(463,214)	31,788

Totals								$6,009,282	$3,294,165	$2,715,117

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	2.679%	USD	4,100,000	$(370,755)	$(310,863)	$(59,892)
CDX.NA.HY.36 V1	(5.000%)	Quarterly	06/20/26	2.868%	USD	7,800,000	(710,947)	(679,727)	(31,220)

Totals							$(1,081,702)	$(990,590)	$(91,112)

BHFTI-315

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.35.V1	1.000%	Quarterly	12/20/25	0.430%	USD	900,000	$21,352	$17,597	$3,755
CDX.NA.IG.36.V1	1.000%	Quarterly	06/20/26	0.482%	USD	25,200,000	602,305	579,860	22,445
CDX.NA.IG.37.V1	1.000%	Quarterly	12/20/26	0.533%	USD	39,000,000	923,130	945,928	(22,798)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.350%	USD	4,800,000	69,509	52,278	17,231
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	0.395%	USD	2,900,000	47,749	31,568	16,181
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.681%	USD	4,700,000	68,662	46,526	22,136
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.763%	USD	500,000	5,940	5,782	158
ITRX.EUR.34.V1	1.000%	Quarterly	12/20/25	0.382%	EUR	49,200,000	1,499,599	1,247,366	252,233
ITRX.EUR.35.V1	1.000%	Quarterly	06/20/26	0.450%	EUR	43,400,000	1,311,808	1,206,502	105,306
ITRX.EUR.36.V1	1.000%	Quarterly	12/20/26	0.499%	EUR	13,600,000	412,444	423,714	(11,270)
ITRX.EUR.XOVER 35.V1	5.000%	Quarterly	06/20/26	2.348%	EUR	59,000,000	7,980,439	7,799,651	180,788
ITRX.EUR.XOVER 36.V1	5.000%	Quarterly	12/20/26	2.529%	EUR	77,500,000	10,617,797	11,039,221	(421,424)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	1.175%	EUR	6,200,000	(33,905)	(330,545)	296,640
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	1.337%	EUR	5,000,000	(62,024)	(339,559)	277,535
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.128%	EUR	12,900,000	95,320	92,049	3,271

Totals							$23,560,125	$22,817,938	$742,187

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	GSI	1.681%	USD	3,300,000	$(111,580)	$(89,427)	$(22,153)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	1.681%	USD	10,700,000	(361,791)	(289,960)	(71,831)
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	1.293%	USD	14,280,000	(112,955)	(309,349)	196,394
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	GSI	0.575%	USD	11,900,000	162,358	47,357	115,001
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	JPMC	0.575%	USD	300,000	4,093	915	3,178

Totals								$(419,875)	$(640,464)	$220,589

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-316

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(UKG)—	United Kingdom Gilts

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-317

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,118,119,011	$—	$2,118,119,011
Total Corporate Bonds & Notes*	—	1,843,502,036	—	1,843,502,036
Total Asset-Backed Securities*	—	654,347,588	—	654,347,588
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	348,917,707	—	348,917,707
Commercial Mortgage-Backed Securities	—	205,085,979	13,499,040	218,585,019
Total Mortgage-Backed Securities	—	554,003,686	13,499,040	567,502,726
Total Foreign Government*	—	229,909,959	—	229,909,959
Total Municipals*	—	51,409,237	—	51,409,237
Total Preferred Stock*	—	—	43,183,718	43,183,718
Floating Rate Loans
Investment Companies	—	—	8,571,394	8,571,394
Media	—	5,199,987	—	5,199,987
Total Floating Rate Loans	—	5,199,987	8,571,394	13,771,381
Total Short-Term Investments*	—	611,998,152	—	611,998,152
Total Purchased Options at Value	—	1,265,196	—	1,265,196
Total Investments	$—	$6,069,754,852	$65,254,152	$6,135,009,004

TBA Forward Sales Commitments	$—	$(68,997,305)	$—	$(68,997,305)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$15,703,625	$—	$15,703,625
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,171,577)	—	(8,171,577)
Total Forward Contracts	$—	$7,532,048	$—	$7,532,048
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,978,307	$—	$—	$2,978,307
Futures Contracts (Unrealized Depreciation)	(14,362,173)	—	—	(14,362,173)
Total Futures Contracts	$(11,383,866)	$—	$—	$(11,383,866)
Written Options
Interest Rate Swaptions at Value	$—	$(1,481,399)	$—	$(1,481,399)
OTC Options on Securities at Value	—	(9,828)	—	(9,828)
Total Written Options	$—	$(1,491,227)	$—	$(1,491,227)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,284,156	$—	$10,284,156
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,917,964)	—	(6,917,964)
Total Centrally Cleared Swap Contracts	$—	$3,366,192	$—	$3,366,192

BHFTI-318

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$166,451	$—	$166,451
OTC Swap Contracts at Value (Liabilities)	—	(586,326)	—	(586,326)
Total OTC Swap Contracts	$—	$(419,875)	$—	$(419,875)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Amortization Premium/ Discount	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2021
Mortgage-Backed Securities
Commercial Morgage-Backed Securities	$—	$—	$(960)	$13,500,000	$—	$—	$13,499,040	$(960)
Preferred Stocks
Wireless Telecommunication Services	44,149,753	—	(966,035)	—	—	—	43,183,718	(966,035)
Floating Rate Loans
Auto Manufacturers	5,396,586	—	3,414	—	(5,400,000)	—	—	3,414
Investment Companies	—	287	71,774	8,686,341	(187,503)	495	8,571,394	71,774

	$49,546,339	$287	$(891,807)	$22,186,341	$(5,587,503)	$495	$65,254,152	$(891,807)

BHFTI-319

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—45.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Airbus SE (a)	4,048	$531,483
BAE Systems plc	30,712	232,135
Boeing Co. (The) (a)	3,405	748,896
General Dynamics Corp. (b)	2,783	545,551
HEICO Corp.	738	97,320
Howmet Aerospace, Inc.	2,181	68,047
L3Harris Technologies, Inc. (b)	1,686	371,325
Lockheed Martin Corp. (b)	1,481	511,093
Northrop Grumman Corp.	1,023	368,433
Raytheon Technologies Corp.	10,452	898,454
Safran S.A.	2,293	287,496
TransDigm Group, Inc. (a) (b)	503	314,159

		4,974,392

Air Freight & Logistics—0.2%
Atlas Air Worldwide Holdings, Inc. (a)	932	76,126
DSV A/S	3,602	859,964
FedEx Corp.	2,271	498,008
InPost S.A. (a)	4,102	67,663
Royal Mail plc	16,226	91,819
United Parcel Service, Inc. - Class B (b)	9,312	1,695,715

		3,289,295

Airlines—0.1%
Southwest Airlines Co. (a) (b)	27,197	1,398,742

Auto Components—0.1%
Aisin Corp.	5,300	192,623
BorgWarner, Inc.	6,541	282,637
Faurecia SE	3,795	176,865
JTEKT Corp.	8,400	73,215
Lear Corp.	795	124,402
Magna International, Inc.	2,494	187,690
NGK Spark Plug Co., Ltd.	7,200	112,626
Sumitomo Electric Industries, Ltd.	16,700	222,780
Toyo Tire Corp.	3,500	62,618

		1,435,456

Automobiles—0.8%
Daimler AG	14,558	1,294,138
Ferrari NV	689	144,236
Ford Motor Co. (a)	34,400	487,104
General Motors Co. (a)	10,685	563,206
Honda Motor Co., Ltd.	34,500	1,063,991
Isuzu Motors, Ltd.	15,900	208,894
Kia Corp.	2,512	169,725
Mazda Motor Corp. (a)	19,700	171,550
Stellantis NV (Milan-Traded Shares)	15,691	299,619
Suzuki Motor Corp.	4,400	196,122
Tesla, Inc. (a)	6,020	4,668,390
Toyota Motor Corp.	101,500	1,815,653
Yadea Group Holdings, Ltd.	24,000	38,884
Yamaha Motor Co., Ltd.	7,300	203,267

		11,324,779

Banks—2.7%
ABN AMRO Bank NV (a)	12,775	$183,816
Australia & New Zealand Banking Group, Ltd.	30,061	606,480
Banco Santander S.A.	124,950	452,582
Bank of America Corp.	64,992	2,758,910
Bank of Kyoto, Ltd. (The)	1,500	68,798
Bank of Montreal	7,709	769,622
Bank of Nova Scotia (The)	10,185	626,893
Bank OZK	3,341	143,596
Barclays plc	343,669	876,489
BNP Paribas S.A.	15,727	1,007,400
Citigroup, Inc.	24,478	1,717,866
Commonwealth Bank of Australia	14,103	1,050,948
DBS Group Holdings, Ltd.	8,500	188,750
Erste Group Bank AG	9,205	401,999
Fifth Third Bancorp	6,931	294,152
First BanCorp/Puerto Rico	5,824	76,586
First Republic Bank	13,599	2,622,975
HSBC Holdings plc	222,705	1,165,087
Huntington Bancshares, Inc.	9,883	152,791
ING Groep NV	63,843	926,628
Intesa Sanpaolo S.p.A.	159,846	453,485
Japan Post Bank Co., Ltd.	9,800	83,872
JPMorgan Chase & Co.	57,559	9,421,833
KeyCorp	6,896	149,091
Lloyds Banking Group plc	1,011,051	628,924
Mitsubishi UFJ Financial Group, Inc.	220,100	1,285,041
Mizuho Financial Group, Inc. (b)	44,090	620,698
National Australia Bank, Ltd.	31,753	632,847
National Bank of Canada	1,865	143,240
NatWest Group plc	79,143	240,154
Nordea Bank Abp	25,192	323,310
Oversea-Chinese Banking Corp., Ltd.	39,400	329,833
PNC Financial Services Group, Inc. (The)	4,501	880,576
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	6,717	71,270
Raiffeisen Bank International AG	4,975	129,425
Regions Financial Corp.	10,887	232,002
Royal Bank of Canada	12,878	1,281,395
Skandinaviska Enskilda Banken AB - Class A	12,270	172,886
Societe Generale S.A.	16,845	528,883
Standard Chartered plc	84,339	494,278
Sumitomo Mitsui Financial Group, Inc.	9,900	346,355
Toronto-Dominion Bank (The)	15,478	1,024,657
Truist Financial Corp.	17,799	1,043,911
U.S. Bancorp	37,656	2,238,273
UniCredit S.p.A.	21,766	287,911
United Overseas Bank, Ltd.	14,400	272,357
Wells Fargo & Co.	31,057	1,441,355
Westpac Banking Corp.	31,426	584,378

		41,434,608

Beverages—0.7%
Anheuser-Busch InBev S.A.	6,322	357,055
Britvic plc	9,207	110,113
Coca-Cola Co. (The)	54,775	2,874,044
Diageo plc	42,408	2,043,347
Monster Beverage Corp. (a)	9,104	808,708

BHFTI-320

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
PepsiCo, Inc.	31,529	$4,742,277
Royal Unibrew A/S	1,319	158,825

		11,094,369

Biotechnology—0.7%
AbbVie, Inc.	24,376	2,629,439
Alnylam Pharmaceuticals, Inc. (a) (b)	1,364	257,537
Amgen, Inc.	9,583	2,037,825
Biogen, Inc. (a)	1,072	303,365
BioNTech SE (ADR) (a)	1,384	377,818
CSL, Ltd.	3,206	676,072
Exact Sciences Corp. (a) (b)	1,397	133,344
Genmab A/S (ADR) (a)	2,434	106,366
Gilead Sciences, Inc.	8,138	568,439
Halozyme Therapeutics, Inc. (a) (b)	1,526	62,078
Horizon Therapeutics plc (a)	5,270	577,276
Incyte Corp. (a)	2,047	140,793
Moderna, Inc. (a)	4,115	1,583,699
Novavax, Inc. (a) (b)	2,214	458,984
Regeneron Pharmaceuticals, Inc. (a)	646	390,946
Sorrento Therapeutics, Inc. (a) (b)	10,420	79,505
Valneva SE (a) (b)	2,024	31,359
Vertex Pharmaceuticals, Inc. (a)	1,882	341,376

		10,756,221

Building Products—0.4%
A.O. Smith Corp. (b)	6,872	419,673
Allegion plc	2,464	325,692
Assa Abloy AB - Class B	15,595	452,180
Builders FirstSource, Inc. (a)	1,258	65,089
China Lesso Group Holdings, Ltd.	35,000	55,845
Cie de Saint-Gobain	15,257	1,027,590
Daikin Industries, Ltd.	3,400	731,301
Geberit AG	385	282,884
Lennox International, Inc.	960	282,403
Nibe Industrier AB - B Shares	7,629	95,827
Trane Technologies plc	10,174	1,756,541
Trex Co., Inc. (a)	1,174	119,666
Xinyi Glass Holdings, Ltd.	55,000	163,377

		5,778,068

Capital Markets—2.1%
Affiliated Managers Group, Inc.	1,483	224,067
AJ Bell plc	8,180	43,903
Ameriprise Financial, Inc.	2,819	744,554
Anima Holding S.p.A.	12,738	60,765
Artisan Partners Asset Management, Inc. - Class A	2,726	133,356
Bank of New York Mellon Corp. (The)	11,005	570,499
BlackRock, Inc.	4,812	4,035,632
Blackstone Group, Inc. (The) (b)	5,094	592,636
Brookfield Asset Management, Inc. - Class A	11,652	624,365
Charles Schwab Corp. (The)	20,197	1,471,150
CI Financial Corp.	10,349	210,069
CME Group, Inc.	2,280	440,906
Credit Suisse Group AG	65,138	645,829

Capital Markets—(Continued)
Daiwa Securities Group, Inc.	17,900	104,559
Deutsche Bank AG (a)	31,604	405,330
EQT AB	1,555	64,050
Euronext NV	3,571	402,968
FactSet Research Systems, Inc.	1,149	453,602
Federated Hermes, Inc.	8,376	272,220
Franklin Resources, Inc. (b)	10,386	308,672
Goldman Sachs Group, Inc. (The)	2,177	822,971
Hamilton Lane, Inc. - Class A	1,193	101,190
Hong Kong Exchanges & Clearing, Ltd.	12,600	764,798
Houlihan Lokey, Inc.	3,149	290,023
IG Group Holdings plc	20,429	220,473
IntegraFin Holdings plc	5,697	39,384
Intercontinental Exchange, Inc.	4,386	503,601
Invesco, Ltd.	8,719	210,215
Janus Henderson Group plc	2,991	123,618
Julius Baer Group, Ltd.	3,364	222,500
London Stock Exchange Group plc	2,570	256,762
LPL Financial Holdings, Inc.	793	124,311
Macquarie Group, Ltd.	4,622	606,419
Man Group plc	48,044	132,127
Moody’s Corp.	9,323	3,310,691
Morgan Stanley	42,905	4,175,086
MSCI, Inc.	522	317,554
Nasdaq, Inc. (b)	11,965	2,309,484
Nomura Holdings, Inc.	79,300	389,773
Northern Trust Corp.	1,519	163,763
Partners Group Holding AG	236	367,384
Rathbone Brothers plc	2,180	58,757
S&P Global, Inc.	3,727	1,583,565
SEI Investments Co.	3,111	184,482
State Street Corp. (b)	9,210	780,271
T. Rowe Price Group, Inc.	2,992	588,526
UBS Group AG	54,429	869,774
Virtus Investment Partners, Inc.	173	53,685

		31,380,319

Chemicals—0.9%
Air Liquide S.A.	8,219	1,315,098
Air Products & Chemicals, Inc. (b)	2,687	688,168
Albemarle Corp.	631	138,170
BASF SE	10,222	778,842
Chemours Co. (The)	4,956	144,021
Chr Hansen Holding A/S	2,290	187,009
Corteva, Inc.	22,008	926,097
Covestro AG	1,348	92,583
Denka Co., Ltd.	2,100	73,754
Dow, Inc.	7,385	425,081
DuPont de Nemours, Inc.	5,913	402,025
Ecolab, Inc.	2,013	419,952
Givaudan S.A.	162	739,906
Hansol Chemical Co., Ltd.	147	42,645
Hanwha Solutions Corp. (a)	1,506	56,658
Ingevity Corp. (a)	926	66,089
International Flavors & Fragrances, Inc.	1,265	169,156
Koninklijke DSM NV	1,439	287,626

BHFTI-321

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Linde plc	3,624	$1,063,209
Livent Corp. (a)	2,533	58,538
LyondellBasell Industries NV - Class A	3,551	333,261
Mitsubishi Gas Chemical Co., Inc.	5,400	106,643
Mosaic Co. (The)	5,177	184,922
RPM International, Inc.	1,426	110,729
Sherwin-Williams Co. (The) (b)	8,591	2,403,160
Shin-Etsu Chemical Co., Ltd.	2,900	489,128
Sika AG	2,530	800,226
Sumitomo Chemical Co., Ltd. (b)	39,400	205,529
Tosoh Corp.	5,600	101,618
Trinseo S.A.	1,079	58,244
Tronox Holding plc - Class A	3,675	90,589
Umicore S.A.	3,316	196,500
Valvoline, Inc.	4,221	131,611
Wacker Chemie AG	433	81,258
Yara International ASA	2,961	146,551

		13,514,596

Commercial Services & Supplies—0.2%
Befesa S.A.	554	42,282
Cintas Corp.	690	262,656
Copart, Inc. (a)	2,674	370,937
Deluxe Corp.	1,460	52,399
Harsco Corp. (a)	2,011	34,087
Republic Services, Inc.	6,370	764,782
TOPPAN, Inc.	7,800	132,660
Waste Management, Inc.	12,042	1,798,593

		3,458,396

Communications Equipment—0.2%
Arista Networks, Inc. (a)	635	218,211
Cisco Systems, Inc. (b)	43,461	2,365,582
Nokia Oyj (a)	44,074	242,469
Telefonaktiebolaget LM Ericsson - B Shares	26,669	301,423
Ubiquiti, Inc. (b)	168	50,177

		3,177,862

Construction & Engineering—0.1%
China Conch Venture Holdings, Ltd.	35,000	161,180
Kajima Corp. (b)	9,600	123,711
MasTec, Inc. (a)	595	51,337
Obayashi Corp. (b)	19,200	159,423
Taisei Corp. (b)	2,400	77,275
Vinci S.A.	6,973	722,290

		1,295,216

Construction Materials—0.2%
CRH plc	12,144	566,469
James Hardie Industries plc	12,376	443,914
Vulcan Materials Co.	11,285	1,908,970

		2,919,353

Consumer Finance—0.4%
Ally Financial, Inc.	6,690	341,525
American Express Co.	21,036	3,524,161
Capital One Financial Corp.	8,233	1,333,499
Credit Saison Co., Ltd.	3,200	42,154
Discover Financial Services (b)	6,544	803,930
Synchrony Financial	7,884	385,370

		6,430,639

Containers & Packaging—0.3%
Ball Corp. (b)	18,222	1,639,434
International Paper Co.	26,026	1,455,374
Rengo Co., Ltd.	4,900	38,304
Sealed Air Corp. (b)	23,186	1,270,361
Smurfit Kappa Group plc	6,514	341,476
Toyo Seikan Group Holdings, Ltd. (b)	5,500	64,617

		4,809,566

Distributors—0.0%
Pool Corp.	495	215,033

Diversified Consumer Services—0.0%
H&R Block, Inc. (b)	8,832	220,800

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (a)	9,288	2,535,067
Equitable Holdings, Inc.	5,915	175,320
ORIX Corp.	8,300	155,110
Plus500, Ltd.	3,410	63,520
Zenkoku Hosho Co., Ltd.	1,600	78,043

		3,007,060

Diversified Telecommunication Services—0.5%
AT&T, Inc.	56,646	1,530,008
BCE, Inc. (b)	10,016	501,749
BT Group plc (a)	22,181	47,638
Deutsche Telekom AG	25,822	520,627
Gamma Communications plc	2,311	56,983
Liberty Global plc - Class A (a)	10,222	304,616
Nippon Telegraph & Telephone Corp.	16,300	450,614
Orange S.A.	16,802	182,022
Spark New Zealand, Ltd.	113,354	373,725
Swisscom AG	369	211,876
Telecom Italia S.p.A.	549,020	215,152
Verizon Communications, Inc.	44,673	2,412,789

		6,807,799

Electric Utilities—0.5%
Avangrid, Inc. (b)	2,651	128,839
Duke Energy Corp.	3,664	357,570
Edison International (b)	3,227	179,002
Enel S.p.A.	70,986	544,998
Evergy, Inc.	9,960	619,512
Eversource Energy	5,131	419,511
Exelon Corp.	9,892	478,179
Iberdrola S.A.	51,342	512,781

BHFTI-322

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
NextEra Energy, Inc.	40,556	$3,184,457
Orsted A/S	2,860	377,350
Red Electrica Corp. S.A.	19,067	381,118
Southern Co. (The) (b)	9,275	574,772
Terna - Rete Elettrica Nazionale	33,599	238,312
Verbund AG	1,331	134,451

		8,130,852

Electrical Equipment—0.4%
ABB, Ltd.	25,765	858,803
Atkore, Inc. (a)	1,247	108,389
Ballard Power Systems, Inc. (a) (b)	7,305	102,544
Eaton Corp. plc	5,399	806,125
Emerson Electric Co.	9,503	895,183
EnerSys	519	38,634
Generac Holdings, Inc. (a)	876	357,995
GrafTech International, Ltd.	4,382	45,222
GS Yuasa Corp. (b)	1,900	43,120
Legrand S.A.	3,075	329,804
Nidec Corp.	4,000	443,741
Prysmian S.p.A.	3,786	132,815
Schneider Electric SE	3,071	510,585
Sensata Technologies Holding plc (a)	7,358	402,630
Shoals Technologies Group, Inc. - Class A (a) (b)	1,805	50,323
Siemens Energy AG (a)	4,629	124,392
Siemens Gamesa Renewable Energy S.A. (a)	871	22,016
Signify NV	1,367	67,916
Somfy S.A.	320	57,913
Vestas Wind Systems A/S	20,320	813,543
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	27,200	57,036

		6,268,729

Electronic Equipment, Instruments & Components—0.5%
Alps Alpine Co., Ltd.	5,800	63,004
Arrow Electronics, Inc. (a)	558	62,658
AU Optronics Corp.	104,000	64,852
Avnet, Inc.	2,978	110,097
Cognex Corp.	2,273	182,340
Corning, Inc. (b)	15,004	547,496
Flex, Ltd. (a)	5,924	104,736
Hexagon AB - B Shares	10,398	160,214
Horiba, Ltd.	800	56,020
Keyence Corp.	2,100	1,258,289
Keysight Technologies, Inc. (a)	1,480	243,149
Murata Manufacturing Co., Ltd.	6,000	534,089
Simplo Technology Co., Ltd.	3,000	30,859
Strix Group plc	8,597	39,521
Taiyo Yuden Co., Ltd.	1,100	64,739
Trimble, Inc. (a) (b)	14,941	1,228,897
TXC Corp.	11,000	40,525
Vontier Corp.	9,019	303,038
Yokogawa Electric Corp.	18,200	318,230
Zebra Technologies Corp. - Class A (a)	2,971	1,531,313

		6,944,066

Energy Equipment & Services—0.2%
Schlumberger NV	75,415	2,235,300
Subsea 7 S.A.	7,352	63,801
TechnipFMC plc (a)	1,654	12,287
Tenaris S.A.	1,812	19,108

		2,330,496

Entertainment—0.7%
Activision Blizzard, Inc.	36,141	2,796,952
Electronic Arts, Inc.	2,345	333,576
International Games System Co., Ltd.	2,000	46,539
Koei Tecmo Holdings Co., Ltd.	7,860	373,872
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	7,238	372,106
NCSoft Corp.	154	77,968
Netflix, Inc. (a)	4,598	2,806,343
Nintendo Co., Ltd.	900	437,813
Roku, Inc. (a)	474	148,528
Take-Two Interactive Software, Inc. (a)	1,318	203,064
Walt Disney Co. (The) (a)	14,988	2,535,520

		10,132,281

Equity Real Estate Investment Trusts—0.6%
American Tower Corp.	2,706	718,199
Crown Castle International Corp.	2,783	482,350
Daiwa House REIT Investment Corp.	301	881,983
Digital Realty Trust, Inc.	1,953	282,111
Equinix, Inc.	586	463,016
Equity Commonwealth (a)	2,559	66,483
Equity LifeStyle Properties, Inc.	9,287	725,315
Extra Space Storage, Inc.	4,839	812,904
Highwoods Properties, Inc.	1,533	67,237
Orix JREIT, Inc.	310	540,000
PotlatchDeltic Corp.	2,316	119,459
Prologis, Inc.	5,645	708,052
Public Storage	1,589	472,092
SBA Communications Corp.	992	327,925
Simon Property Group, Inc.	9,902	1,286,963
Terreno Realty Corp.	691	43,692
Ventas, Inc.	4,609	254,463
Vicinity Centres	66,200	78,876
Welltower, Inc.	5,492	452,541
Weyerhaeuser Co. (b)	17,064	606,967

		9,390,628

Food & Staples Retailing—0.5%
Costco Wholesale Corp.	9,842	4,422,503
Endeavour Group, Ltd.	8,626	43,315
Kesko Oyj - B Shares	7,127	246,010
Koninklijke Ahold Delhaize NV	12,732	422,108
Kroger Co. (The)	5,666	229,076
Seven & i Holdings Co., Ltd.	8,800	399,340
Sysco Corp.	4,234	332,369
Walgreens Boots Alliance, Inc.	5,422	255,105
Walmart, Inc.	6,876	958,377
Woolworths Group, Ltd.	8,626	244,935

		7,553,138

BHFTI-323

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—0.5%
Conagra Brands, Inc. (b)	4,462	$151,128
Danone S.A.	7,420	506,452
Darling Ingredients, Inc. (a)	910	65,429
General Mills, Inc. (b)	8,249	493,455
Hershey Co. (The)	5,166	874,346
Kraft Heinz Co. (The)	5,308	195,441
Mondelez International, Inc. - Class A	9,924	577,378
Nestle S.A.	34,817	4,189,143
Viscofan S.A.	630	41,199

		7,093,971

Gas Utilities—0.0%
Enagas S.A.	915	20,335
Hong Kong & China Gas Co., Ltd.	245,857	372,406
National Fuel Gas Co.	832	43,697
Osaka Gas Co., Ltd.	6,700	123,150
Snam S.p.A.	7,982	44,245

		603,833

Health Care Equipment & Supplies—1.6%
Abbott Laboratories	18,597	2,196,864
Align Technology, Inc. (a)	1,009	671,419
Baxter International, Inc.	6,958	559,632
Becton Dickinson & Co.	3,615	888,639
Boston Scientific Corp. (a)	12,084	524,325
Danaher Corp.	13,741	4,183,310
DexCom, Inc. (a) (b)	2,732	1,494,022
Edwards Lifesciences Corp. (a) (b)	27,807	3,148,030
Hoya Corp.	4,700	735,070
IDEXX Laboratories, Inc. (a)	2,855	1,775,524
Inmode, Ltd. (a)	622	99,178
Intuitive Surgical, Inc. (a)	1,015	1,009,062
Koninklijke Philips NV	7,780	344,832
Medtronic plc	15,421	1,933,022
Olympus Corp.	9,600	210,828
ResMed, Inc.	870	229,289
STAAR Surgical Co. (a)	297	38,173
STERIS plc	1,328	271,284
Straumann Holding AG	55	98,423
Stryker Corp. (b)	6,039	1,592,605
Sysmex Corp.	2,400	296,475
West Pharmaceutical Services, Inc.	2,966	1,259,186
Zimmer Biomet Holdings, Inc.	1,922	281,304

		23,840,496

Health Care Providers & Services—0.9%
Anthem, Inc.	1,612	600,954
Centene Corp. (a)	4,597	286,439
Cigna Corp.	2,484	497,197
CVS Health Corp.	10,729	910,463
Fresenius Medical Care AG & Co. KGaA	1,748	123,229
HCA Healthcare, Inc.	11,601	2,815,795
Humana, Inc.	949	369,303
McKesson Corp.	1,739	346,722
UnitedHealth Group, Inc.	18,219	7,118,892

		13,068,994

Health Care Technology—0.1%
Cerner Corp.	3,685	259,866
M3, Inc.	3,000	214,169
Omnicell, Inc. (a)	400	59,372
Veeva Systems, Inc. - Class A (a)	1,849	532,826

		1,066,233

Hotels, Restaurants & Leisure—0.5%
Aristocrat Leisure, Ltd.	16,820	563,040
Chipotle Mexican Grill, Inc. (a)	242	439,840
Compass Group plc (a)	13,620	278,669
DraftKings, Inc. - Class A (a) (b)	21,957	1,057,449
Galaxy Entertainment Group, Ltd. (a)	38,000	191,731
Las Vegas Sands Corp. (a) (b)	4,211	154,122
Marriott International, Inc. - Class A (a)	3,604	533,716
McDonald’s Corp.	8,542	2,059,562
Oriental Land Co., Ltd.	2,300	372,485
Starbucks Corp.	8,016	884,245
Wyndham Hotels & Resorts, Inc.	17,284	1,334,152
Yum! Brands, Inc.	3,332	407,537

		8,276,548

Household Durables—0.4%
Century Communities, Inc.	1,207	74,170
DR Horton, Inc.	4,906	411,957
Garmin, Ltd.	1,433	222,774
JS Global Lifestyle Co., Ltd.	21,500	49,910
Lennar Corp. - Class A (b)	5,099	477,674
LG Electronics, Inc.	692	73,415
M/I Homes, Inc. (a)	682	39,420
MDC Holdings, Inc.	2,106	98,392
Meritage Homes Corp. (a)	1,113	107,961
NVR, Inc. (a)	257	1,232,079
Panasonic Corp.	19,400	240,796
Sekisui Chemical Co., Ltd.	34,700	597,432
Sony Group Corp.	9,400	1,046,797
Tempur Sealy International, Inc.	2,723	126,374
Toll Brothers, Inc.	1,658	91,671
TopBuild Corp. (a) (b)	5,029	1,029,990
TRI Pointe Group, Inc. (a)	3,468	72,897
Whirlpool Corp. (b)	800	163,088

		6,156,797

Household Products—0.7%
Church & Dwight Co., Inc.	6,624	546,944
Clorox Co. (The) (b)	5,108	845,936
Colgate-Palmolive Co.	18,036	1,363,161
Essity AB - Class B	20,656	641,130
Kimberly-Clark Corp. (b)	9,761	1,292,747
Procter & Gamble Co. (The)	36,417	5,091,096
Reckitt Benckiser Group plc	17,204	1,346,546

		11,127,560

Independent Power and Renewable Electricity Producers—0.0%
China Longyuan Power Group Corp., Ltd. - Class H	40,000	97,741
Drax Group plc	11,735	75,901

BHFTI-324

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—(Continued)
TransAlta Renewables, Inc.	2,399	$35,968

		209,610

Industrial Conglomerates—0.5%
3M Co. (b)	14,937	2,620,249
General Electric Co.	6,328	651,974
Hitachi, Ltd.	10,500	622,585
Honeywell International, Inc.	10,373	2,201,980
LG Corp.	793	61,674
Roper Technologies, Inc. (b)	2,202	982,378
Siemens AG	7,025	1,154,748

		8,295,588

Insurance—0.8%
Admiral Group plc	2,577	107,548
Aegon NV	15,746	80,840
AIA Group, Ltd.	84,800	976,399
Alleghany Corp. (a)	105	65,563
Allianz SE	3,772	850,751
Allstate Corp. (The)	1,811	230,558
American International Group, Inc.	12,120	665,267
Aon plc - Class A	3,133	895,317
Arch Capital Group, Ltd. (a)	3,002	114,616
ASR Nederland NV	5,219	237,440
Assured Guaranty, Ltd.	3,201	149,839
Aviva plc	27,200	144,770
AXA S.A.	27,102	753,977
Axis Capital Holdings, Ltd.	1,403	64,594
Brown & Brown, Inc.	5,429	301,038
Chubb, Ltd.	3,599	624,355
Everest Re Group, Ltd.	809	202,881
Fairfax Financial Holdings, Ltd.	256	103,344
First American Financial Corp.	1,096	73,487
Legal & General Group plc	72,517	273,844
Loews Corp.	1,792	96,643
Manulife Financial Corp.	42,932	826,371
Marsh & McLennan Cos., Inc.	9,091	1,376,650
Muenchener Rueckversicherungs-Gesellschaft AG	946	259,294
NN Group NV	4,819	251,492
Old Republic International Corp.	5,674	131,240
Principal Financial Group, Inc.	2,622	168,857
Progressive Corp. (The)	4,503	407,026
Prudential Financial, Inc.	2,969	312,339
Prudential plc	21,257	412,655
RenaissanceRe Holdings, Ltd.	1,537	214,258
Unum Group	6,591	165,170
Willis Towers Watson plc	931	216,420
Zurich Insurance Group AG	1,797	732,724

		12,487,567

Interactive Media & Services—2.6%
Alphabet, Inc. - Class A (a)	4,908	13,121,636
Alphabet, Inc. - Class C (a)	4,515	12,033,875
Auto Trader Group plc	46,404	367,190
Facebook, Inc. - Class A (a)	31,053	10,539,078
IAC/InterActiveCorp. (a)	1,233	160,647

Interactive Media & Services—(Continued)
Kakaku.com, Inc.	2,100	67,985
Match Group, Inc. (a) (b)	4,315	677,412
Pinterest, Inc. - Class A (a)	8,165	416,007
Rightmove plc	37,200	341,234
Snap, Inc. - Class A (a) (b)	10,770	795,580
Tencent Holdings, Ltd.	1,800	105,541
Twitter, Inc. (a)	10,542	636,631

		39,262,816

Internet & Direct Marketing Retail—1.6%
Alibaba Group Holding, Ltd. (a)	2,800	52,080
Alibaba Group Holding, Ltd. (ADR) (a)	712	105,412
Amazon.com, Inc. (a)	5,577	18,320,668
Booking Holdings, Inc. (a)	1,423	3,378,017
eBay, Inc.	10,962	763,723
Etsy, Inc. (a)	812	168,863
Just Eat Takeaway.com NV (a)	1,692	123,297
MercadoLibre, Inc. (a)	267	448,400
Mercari, Inc. (a) (b)	4,000	220,206
Moneysupermarket.com Group plc	12,007	34,372
Prosus NV	7,029	553,591
Revolve Group, Inc. (a)	1,575	97,288
Shutterstock, Inc.	695	78,757
ZOZO, Inc.	2,100	78,633

		24,423,307

IT Services—2.1%
Accenture plc - Class A	14,467	4,628,283
Adyen NV (a)	82	228,006
Amadeus IT Group S.A. (a)	3,798	249,500
Amdocs, Ltd.	6,013	455,244
Automatic Data Processing, Inc.	6,118	1,223,111
Cognizant Technology Solutions Corp. - Class A (b)	4,078	302,628
Endava plc (ADR) (a)	591	80,287
EPAM Systems, Inc. (a)	562	320,610
EVERTEC, Inc.	1,970	90,068
Fidelity National Information Services, Inc.	5,589	680,070
Fiserv, Inc. (a)	4,272	463,512
Fujitsu, Ltd.	2,000	363,221
Global Payments, Inc.	4,018	633,157
Infosys, Ltd. (ADR)	6,826	151,879
International Business Machines Corp.	5,208	723,548
Jack Henry & Associates, Inc.	1,239	203,270
MasterCard, Inc. - Class A (b)	14,852	5,163,743
Nomura Research Institute, Ltd.	4,400	162,160
Nuvei Corp. (a)	770	88,210
Obic Co., Ltd.	400	76,539
Okta, Inc. (a)	2,047	485,835
Paychex, Inc.	2,777	312,274
PayPal Holdings, Inc. (a)	13,221	3,440,236
Perficient, Inc. (a) (b)	512	59,238
Shopify, Inc. - Class A (a)	964	1,308,486
Square, Inc. - Class A (a) (b)	7,638	1,831,898
Twilio, Inc. - Class A (a) (b)	1,445	461,027
VeriSign, Inc. (a)	1,535	314,690
Visa, Inc. - Class A	33,815	7,532,291

BHFTI-325

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Western Union Co. (The)	11,439	$231,297

		32,264,318

Leisure Products—0.1%
BRP, Inc.	1,332	123,294
Brunswick Corp.	1,705	162,435
Malibu Boats, Inc. - Class A (a)	983	68,790
MIPS AB	1,142	114,526
Peloton Interactive, Inc. - Class A (a)	2,092	182,109
Shimano, Inc.	700	203,924
Thule Group AB	4,038	201,889
YETI Holdings, Inc. (a)	3,471	297,430

		1,354,397

Life Sciences Tools & Services—0.4%
10X Genomics, Inc. - Class A (a)	1,984	288,831
Agilent Technologies, Inc.	4,455	701,796
Bio-Techne Corp.	375	181,714
Bruker Corp.	841	65,682
Charles River Laboratories International, Inc. (a)	336	138,657
Illumina, Inc. (a)	1,770	717,930
IQVIA Holdings, Inc. (a)	1,564	374,640
Lonza Group AG	540	404,563
Mettler-Toledo International, Inc. (a)	173	238,283
Sartorius Stedim Biotech	256	142,895
Thermo Fisher Scientific, Inc.	5,717	3,266,294
Waters Corp. (a)	673	240,463

		6,761,748

Machinery—0.9%
Allison Transmission Holdings, Inc.	4,331	152,971
Atlas Copco AB - A Shares	19,656	1,192,339
Caterpillar, Inc.	3,596	690,324
Chart Industries, Inc. (a) (b)	653	124,795
Deere & Co.	7,844	2,628,289
Epiroc AB - A Shares	22,170	456,976
FANUC Corp.	1,200	262,696
Harmonic Drive Systems, Inc. (b)	1,600	77,164
IDEX Corp. (b)	2,336	483,435
Illinois Tool Works, Inc. (b)	5,683	1,174,278
Komatsu, Ltd.	23,000	553,048
Meritor, Inc. (a)	2,410	51,357
NSK, Ltd. (b)	9,400	63,796
Otis Worldwide Corp.	24,130	1,985,416
Parker-Hannifin Corp.	7,751	2,167,335
SMC Corp.	600	375,377
Snap-on, Inc.	1,751	365,871
Spirax-Sarco Engineering plc	483	97,068
Stanley Black & Decker, Inc.	2,652	464,922
Sumitomo Heavy Industries, Ltd.	3,100	80,309
Toro Co. (The)	2,577	251,026
Volvo AB - B Shares	16,501	370,733
Yangzijiang Shipbuilding Holdings, Ltd.	41,600	41,855

		14,111,380

Marine—0.0%
AP Moller - Maersk A/S - Class B	39	105,494
Mitsui OSK Lines, Ltd. (b)	1,100	74,128
Nippon Yusen KK	2,100	157,959
Pacific Basin Shipping, Ltd.	110,000	50,941
SITC International Holdings Co., Ltd.	31,000	110,520
Wan Hai Lines, Ltd.	1,600	11,402

		510,444

Media—0.7%
AMC Networks, Inc. - Class A (a) (b)	1,067	49,711
Charter Communications, Inc. - Class A (a)	3,035	2,208,145
Comcast Corp. - Class A	87,582	4,898,461
Discovery, Inc. - Class A (a) (b)	9,668	245,374
Eutelsat Communications S.A.	5,757	79,137
Future plc	1,788	87,666
Gray Television, Inc.	2,180	49,748
Interpublic Group of Cos., Inc. (The)	3,180	116,611
ITV plc (a)	148,811	211,077
Liberty Broadband Corp. - Class C (a)	3,596	621,029
Mediaset Espana Comunicacion S.A. (a)	31,263	177,218
Metropole Television S.A.	4,087	84,970
Nexstar Media Group, Inc. - Class A	1,439	218,670
Omnicom Group, Inc.	9,383	679,892
TechTarget, Inc. (a) (b)	608	50,111
TEGNA, Inc.	6,920	136,462

		9,914,282

Metals & Mining—0.6%
AMG Advanced Metallurgical Group NV	1,208	39,024
Anglo American Platinum, Ltd.	857	74,168
Anglo American plc	13,329	459,782
APERAM S.A.	975	53,737
ArcelorMittal S.A.	3,735	112,699
Argonaut Gold, Inc. (a)	45,200	98,137
B2Gold Corp.	45,663	156,104
Barrick Gold Corp.	17,556	316,995
BHP Group plc	9,964	248,336
BHP Group, Ltd.	51,073	1,372,705
BlueScope Steel, Ltd.	6,541	94,894
Centerra Gold, Inc.	6,900	47,122
Dowa Holdings Co., Ltd.	1,300	51,290
Equinox Gold Corp. (a)	4,246	28,025
First Quantum Minerals, Ltd.	7,355	136,171
Fortescue Metals Group, Ltd.	20,724	218,546
Franco-Nevada Corp.	1,610	209,163
Freeport-McMoRan, Inc. (b)	14,939	485,966
Ganfeng Lithium Co., Ltd. - Class H	2,200	38,083
Glencore plc	96,443	455,458
Hudbay Minerals, Inc.	5,104	31,835
IAMGOLD Corp. (a)	18,249	41,351
Impala Platinum Holdings, Ltd.	9,033	101,063
Kinross Gold Corp.	18,564	99,518
Kirkland Lake Gold, Ltd.	5,973	248,804
Kobe Steel, Ltd. (a)	9,500	57,337
Lynas Rare Earths, Ltd. (a)	38,056	183,961
Mineral Resources, Ltd.	2,368	75,517

BHFTI-326

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
MMC Norilsk Nickel PJSC (ADR) (b)	2,541	$76,027
Newmont Corp.	7,772	422,020
Orocobre, Ltd. (a)	10,200	62,798
Perseus Mining, Ltd. (a)	96,858	97,943
Polymetal International plc	4,895	82,899
Rio Tinto plc	16,761	1,106,664
Rio Tinto, Ltd.	7,168	509,358
Schnitzer Steel Industries, Inc. - Class A (b)	930	40,743
Steel Dynamics, Inc. (b)	14,570	852,054
Sumitomo Metal Mining Co., Ltd.	3,700	133,524

		8,919,821

Multi-Utilities—0.2%
Dominion Energy, Inc.	8,821	644,109
E.ON SE	24,904	304,687
Engie S.A.	17,367	227,933
National Grid plc	35,240	419,190
RWE AG	6,142	217,128
Sempra Energy	4,031	509,922
WEC Energy Group, Inc.	1,918	169,168

		2,492,137

Multiline Retail—0.2%
Dollar General Corp.	1,788	379,306
Dollar Tree, Inc. (a)	2,129	203,788
Dollarama, Inc.	12,387	537,298
Target Corp.	6,762	1,546,943
Wesfarmers, Ltd.	17,161	690,600

		3,357,935

Oil, Gas & Consumable Fuels—1.7%
Advantage Energy, Ltd. (a)	11,814	59,695
Aker BP ASA	3,019	97,131
ARC Resources, Ltd.	18,675	175,014
Beach Energy, Ltd.	96,174	103,141
BP plc	275,302	1,247,131
Cabot Oil & Gas Corp.	60,134	1,308,516
Canadian Natural Resources, Ltd.	11,746	429,462
Chevron Corp. (b)	10,921	1,107,935
CNX Resources Corp. (a)	2,627	33,153
ConocoPhillips	83,659	5,669,570
Devon Energy Corp.	7,157	254,145
Diamondback Energy, Inc. (b)	1,781	168,607
Enbridge, Inc.	13,201	525,914
Eni S.p.A.	9,751	129,827
EOG Resources, Inc.	9,993	802,138
Equinor ASA	25,443	648,374
Exxon Mobil Corp.	24,182	1,422,385
Galp Energia SGPS S.A.	1,905	21,574
Gulf Keystone Petroleum, Ltd.	61,899	167,548
Hess Corp.	4,872	380,552
Hess Midstream L.P. - Class A	7,023	198,119
HollyFrontier Corp.	2,697	89,352
Imperial Oil, Ltd.	2,552	80,654
Inpex Corp.	30,000	234,786
International Seaways, Inc.	1,912	34,837

Oil, Gas & Consumable Fuels—(Continued)
Japan Petroleum Exploration Co., Ltd.	5,800	109,167
Keyera Corp. (b)	10,427	262,363
Kinder Morgan, Inc.	20,478	342,597
Lukoil PJSC (ADR)	969	91,725
Lundin Energy AB	6,543	242,887
Marathon Petroleum Corp.	6,212	383,964
MEG Energy Corp. (a)	10,199	79,637
Neste Oyj	6,045	341,173
Nordic American Tankers, Ltd. (b)	5,118	13,102
OMV AG	4,526	271,965
Ovintiv, Inc.	4,348	142,962
Parex Resources, Inc.	7,513	136,665
Phillips 66	3,386	237,121
Pioneer Natural Resources Co.	1,561	259,922
Polski Koncern Naftowy ORLEN S.A.	1,203	24,805
Range Resources Corp. (a)	3,854	87,216
Repsol S.A.	25,114	326,193
Royal Dutch Shell plc - A Shares	47,221	1,047,484
Royal Dutch Shell plc - B Shares	67,830	1,502,727
Suncor Energy, Inc.	16,226	336,408
TC Energy Corp. (b)	8,559	411,935
TotalEnergies SE	39,466	1,891,174
Tourmaline Oil Corp.	5,135	179,397
Valero Energy Corp. (b)	3,483	245,795
VERBIO Vereinigte BioEnergie AG	3,472	228,670
Whitecap Resources, Inc. (b)	23,252	128,688
Woodside Petroleum, Ltd.	22,480	386,831

		25,102,133

Paper & Forest Products—0.1%
Canfor Corp. (a)	1,511	33,188
Interfor Corp.	1,397	34,500
Louisiana-Pacific Corp.	3,781	232,040
UPM-Kymmene Oyj	8,491	300,006
West Fraser Timber Co., Ltd.	4,007	337,492

		937,226

Personal Products—0.3%
BellRing Brands, Inc. - Class A (a)	1,455	44,741
Estee Lauder Cos., Inc. (The) - Class A	2,582	774,419
Herbalife, Ltd. (a)	1,792	75,945
Kao Corp.	5,400	321,743
L’Oreal S.A.	2,030	837,826
Shiseido Co., Ltd.	4,000	269,587
Unilever plc	40,616	2,195,621

		4,519,882

Pharmaceuticals—2.5%
Astellas Pharma, Inc.	70,800	1,167,396
AstraZeneca plc	21,249	2,558,052
Bayer AG	6,453	351,959
Bristol-Myers Squibb Co. (b)	33,939	2,008,171
Chugai Pharmaceutical Co., Ltd. (b)	5,400	197,815
Daiichi Sankyo Co., Ltd.	12,000	320,134
Eisai Co., Ltd.	2,100	158,141

BHFTI-327

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Eli Lilly and Co.	17,862	$4,127,015
GlaxoSmithKline plc	82,528	1,557,758
Hisamitsu Pharmaceutical Co., Inc.	6,900	261,734
Ipsen S.A.	945	90,216
Jazz Pharmaceuticals plc (a)	1,919	249,873
Johnson & Johnson	41,486	6,699,989
Kyowa Kirin Co., Ltd.	1,900	68,515
Merck & Co., Inc.	45,115	3,388,588
Nippon Shinyaku Co., Ltd.	700	58,317
Novartis AG	29,058	2,383,924
Novo Nordisk A/S - Class B	21,430	2,061,246
Ono Pharmaceutical Co., Ltd.	19,000	433,341
Organon & Co.	2,014	66,039
Pfizer, Inc.	61,854	2,660,341
Recordati Industria Chimica e Farmaceutica S.p.A.	4,094	238,139
Roche Holding AG	8,853	3,230,493
Sanofi	18,336	1,765,107
Takeda Pharmaceutical Co., Ltd.	11,400	377,885
Viatris, Inc.	20,842	282,409
Zoetis, Inc.	3,405	661,047

		37,423,644

Professional Services—0.3%
BayCurrent Consulting, Inc.	200	100,447
CoStar Group, Inc. (a) (b)	3,700	318,422
Equifax, Inc.	988	250,379
Experian plc	7,183	298,388
Intertek Group plc	3,705	247,345
Intertrust NV (a)	2,028	30,353
Recruit Holdings Co., Ltd.	11,700	713,411
RELX plc	39,584	1,140,710
Thomson Reuters Corp.	959	106,038
Verisk Analytics, Inc.	1,078	215,891
Wolters Kluwer NV	4,119	435,390

		3,856,774

Real Estate Management & Development—0.1%
CK Asset Holdings, Ltd.	54,954	315,831
Cushman & Wakefield plc (a)	2,484	46,227
Deutsche Wohnen SE	5,152	315,828
Henderson Land Development Co., Ltd.	17,000	64,533
Hongkong Land Holdings, Ltd.	19,600	93,804
Mitsui Fudosan Co., Ltd.	12,500	297,749
Newmark Group, Inc. - Class A	8,598	123,037
Sino Land Co., Ltd.	40,000	53,818
Sun Hung Kai Properties, Ltd.	13,500	167,769
Swire Pacific, Ltd. - Class A	13,500	80,017
Swire Properties, Ltd.	28,000	70,059
Vonovia SE	4,443	267,083
Wharf Real Estate Investment Co., Ltd.	28,000	144,657

		2,040,412

Road & Rail—0.6%
Canadian National Railway Co.	10,547	1,222,240
Canadian Pacific Railway, Ltd. (b)	12,440	812,342
CSX Corp.	18,087	537,908

Road & Rail—(Continued)
J.B. Hunt Transport Services, Inc.	603	100,834
Norfolk Southern Corp.	2,209	528,503
Odakyu Electric Railway Co., Ltd.	10,600	245,551
Old Dominion Freight Line, Inc.	2,016	576,536
TFI International, Inc.	597	61,076
Uber Technologies, Inc. (a)	25,144	1,126,451
Union Pacific Corp.	15,215	2,982,292
Werner Enterprises, Inc.	1,740	77,030
XPO Logistics, Inc. (a)	6,971	554,752

		8,825,515

Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc. (a)	9,774	1,005,745
Advantest Corp.	1,500	134,388
Amkor Technology, Inc.	1,825	45,534
Analog Devices, Inc.	6,026	1,009,234
Applied Materials, Inc.	11,306	1,455,421
ASM International NV	728	284,240
ASML Holding NV	4,523	3,336,492
Axcelis Technologies, Inc. (a)	1,031	48,488
BE Semiconductor Industries NV	2,034	160,577
Broadcom, Inc.	4,093	1,984,818
Brooks Automation, Inc.	549	56,190
Canadian Solar, Inc. (a)	869	30,059
Cohu, Inc. (a)	892	28,490
Daqo New Energy Corp. (ADR) (a) (b)	2,535	144,495
Disco Corp.	300	83,976
Enphase Energy, Inc. (a) (b)	2,248	337,133
Entegris, Inc.	612	77,051
First Solar, Inc. (a) (b)	12,239	1,168,335
Infineon Technologies AG	12,229	502,724
Intel Corp.	29,864	1,591,154
KLA Corp. (b)	2,297	768,369
Kulicke & Soffa Industries, Inc.	2,354	137,191
Lam Research Corp.	4,204	2,392,707
Lasertec Corp.	1,000	227,148
Marvell Technology, Inc.	5,640	340,148
MaxLinear, Inc. (a)	1,569	77,273
Microchip Technology, Inc.	2,834	434,991
Micron Technology, Inc.	27,026	1,918,305
MKS Instruments, Inc.	1,182	178,376
Monolithic Power Systems, Inc.	276	133,772
Nordic Semiconductor ASA (a)	3,650	109,220
Nova Measuring Instruments, Ltd. (a)	446	45,621
NVIDIA Corp.	28,058	5,812,495
NXP Semiconductors NV	3,994	782,305
Onto Innovation, Inc. (a)	841	60,762
Parade Technologies, Ltd.	4,000	232,642
Power Integrations, Inc.	714	70,679
Qorvo, Inc. (a)	902	150,805
QUALCOMM, Inc.	13,396	1,727,816
Renesas Electronics Corp. (a)	8,400	103,646
Silergy Corp.	1,000	146,853
SK Hynix, Inc.	877	75,624
Skyworks Solutions, Inc.	2,141	352,794
Soitec (a)	258	55,999
SolarEdge Technologies, Inc. (a)	1,391	368,921

BHFTI-328

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
STMicroelectronics NV	3,280	$143,000
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	657	73,354
Teradyne, Inc.	908	99,126
Texas Instruments, Inc.	27,887	5,360,160
Tokyo Electron, Ltd.	1,900	837,525
Ultra Clean Holdings, Inc. (a)	1,249	53,207
Universal Display Corp.	660	112,834
Xilinx, Inc.	2,328	351,505
Xinyi Solar Holdings, Ltd.	24,000	48,866

		37,268,583

Software—3.4%
Adobe, Inc. (a)	9,029	5,198,176
Autodesk, Inc. (a) (b)	3,040	866,917
Avaya Holdings Corp. (a)	1,851	36,631
BlackBerry, Ltd. (a)	9,574	93,200
Check Point Software Technologies, Ltd. (a)	4,226	477,707
Cloudflare, Inc. - Class A (a)	1,388	156,358
Constellation Software, Inc.	230	376,800
Crowdstrike Holdings, Inc. - Class A (a)	4,126	1,014,088
DocuSign, Inc. (a)	2,523	649,496
Dynatrace, Inc. (a)	1,399	99,287
Fortinet, Inc. (a)	729	212,897
Intuit, Inc.	7,148	3,856,418
Microsoft Corp.	96,232	27,129,726
Netcompany Group A/S	1,253	144,046
Nice, Ltd. (ADR) (a) (b)	1,068	303,355
NortonLifeLock, Inc.	9,199	232,735
Oracle Corp. (b)	29,491	2,569,551
Oracle Corp. Japan	1,000	87,986
Palo Alto Networks, Inc. (a)	1,285	615,515
Paycom Software, Inc. (a)	263	130,382
Progress Software Corp.	1,383	68,030
Qualys, Inc.	977	108,730
RingCentral, Inc. - Class A (a)	739	160,733
Salesforce.com, Inc. (a)	11,452	3,106,011
SAP SE	6,339	858,767
ServiceNow, Inc. (a)	1,417	881,757
Sinch AB (a)	2,040	39,312
Splunk, Inc. (a) (b)	1,455	210,553
SS&C Technologies Holdings, Inc.	4,036	280,098
TeamViewer AG (a)	2,588	76,311
Topicus.com, Inc. (a)	484	50,819
Trade Desk, Inc. (The) - Class A (a)	4,470	314,241
Tyler Technologies, Inc. (a)	245	112,369
Workday, Inc. - Class A (a)	2,098	524,269
Zoom Video Communications, Inc. - Class A (a)	1,311	342,827
Zscaler, Inc. (a)	565	148,154

		51,534,252

Specialty Retail—1.1%
AutoNation, Inc. (a) (b)	1,402	170,708
AutoZone, Inc. (a)	569	966,156
Burlington Stores, Inc. (a)	3,630	1,029,359
Fast Retailing Co., Ltd.	600	442,215
Floor & Decor Holdings, Inc. - Class A (a) (b)	11,348	1,370,725

Specialty Retail—(Continued)
Group 1 Automotive, Inc.	385	72,334
H & M Hennes & Mauritz AB - B Shares (a)	6,358	128,908
Hibbett, Inc. (a)	630	44,566
Home Depot, Inc. (The)	15,114	4,961,322
Industria de Diseno Textil S.A	12,058	438,700
Lithia Motors, Inc. - Class A	109	34,557
Lowe’s Cos., Inc.	8,164	1,656,149
MarineMax, Inc. (a)	893	43,328
O’Reilly Automotive, Inc. (a) (b)	4,215	2,575,618
Ross Stores, Inc. (b)	3,388	368,784
Signet Jewelers, Ltd.	1,769	139,680
TJX Cos., Inc. (The)	9,719	641,260
Tractor Supply Co. (b)	7,346	1,488,373
Williams-Sonoma, Inc. (b)	671	118,989
Workman Co., Ltd. (b)	800	50,696

		16,742,427

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	194,605	27,536,608
Hewlett Packard Enterprise Co.	15,808	225,264
HP, Inc.	22,367	611,961
Seagate Technology Holdings plc	2,433	200,771
Western Digital Corp. (a)	4,827	272,436

		28,847,040

Textiles, Apparel & Luxury Goods—0.7%
Adidas AG	1,245	392,308
ANTA Sports Products, Ltd.	3,000	56,213
Cie Financiere Richemont S.A. - Class A	6,211	640,437
Crocs, Inc. (a)	799	114,641
Deckers Outdoor Corp. (a)	3,235	1,165,247
EssilorLuxottica S.A.	2,871	548,983
Hermes International	174	240,481
Kering S.A.	623	443,094
Lululemon Athletica, Inc. (a)	605	244,843
LVMH Moet Hennessy Louis Vuitton SE	3,197	2,286,060
Moncler S.p.A.	6,935	424,150
NIKE, Inc. - Class B	23,621	3,430,478
VF Corp.	3,386	226,828

		10,213,763

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd.	2,574	113,282
MGIC Investment Corp.	12,834	191,996
NMI Holdings, Inc. - Class A (a)	2,170	49,064
Radian Group, Inc.	8,285	188,235

		542,577

Tobacco—0.2%
Altria Group, Inc.	12,360	562,627
British American Tobacco plc	15,293	533,564
Imperial Brands plc	11,578	241,625
Philip Morris International, Inc.	16,436	1,557,969
Swedish Match AB	30,010	263,191

		3,158,976

BHFTI-329

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.4%
Air Lease Corp. (b)	1,300	$51,142
Ashtead Group plc	8,705	660,332
Boise Cascade Co.	1,519	81,996
Diploma plc	4,105	154,350
Fastenal Co. (b)	17,595	908,078
Ferguson plc	2,949	408,799
Herc Holdings, Inc. (a)	581	94,970
ITOCHU Corp. (b)	10,100	295,844
Marubeni Corp. (b)	25,600	210,045
Mitsubishi Corp.	3,400	106,361
Mitsui & Co., Ltd. (b)	61,400	1,331,964
Rexel S.A.	5,416	104,215
Sumitomo Corp.	28,700	401,263
Toromont Industries, Ltd.	1,112	92,825
Toyota Tsusho Corp.	2,100	88,008
Triton International, Ltd.	1,536	79,933
WESCO International, Inc. (a)	508	58,583
WW Grainger, Inc.	1,854	728,733

		5,857,441

Water Utilities—0.0%
American Water Works Co., Inc.	2,724	460,465
Severn Trent plc	3,835	134,105

		594,570

Wireless Telecommunication Services—0.2%
KDDI Corp.	39,500	1,305,377
SoftBank Group Corp.	11,400	658,776
T-Mobile U.S., Inc. (a)	2,923	373,442
Vodafone Group plc	182,019	275,329

		2,612,924

Total Common Stocks (Cost $572,025,922)		695,150,680

Corporate Bonds & Notes—38.4%

Aerospace/Defense—0.6%
Boeing Co. (The) 1.433%, 02/04/24	4,385,000	4,391,556
2.196%, 02/04/26	4,301,000	4,332,706

		8,724,262

Agriculture—0.6%
Altria Group, Inc. 5.800%, 02/14/39	1,171,000	1,439,958
BAT Capital Corp. 4.390%, 08/15/37	3,506,000	3,765,561
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31 (b)	1,865,000	1,889,714
Cargill, Inc. 0.750%, 02/02/26 (144A) (b)	2,710,000	2,665,918

		9,761,151

Airlines—0.2%
Southwest Airlines Co. 4.750%, 05/04/23	1,193,000	1,270,020
5.250%, 05/04/25 (b)	1,149,000	1,297,330

		2,567,350

Auto Manufacturers—0.5%
Ford Motor Credit Co. LLC 2.700%, 08/10/26	3,043,000	3,049,086
General Motors Co. 6.125%, 10/01/25	3,125,000	3,661,535
General Motors Financial Co., Inc. 5.100%, 01/17/24 (b)	844,000	921,379

		7,632,000

Banks—9.9%
Banco Santander S.A. 2.706%, 06/27/24	4,600,000	4,838,214
2.749%, 12/03/30	2,200,000	2,189,099
Bank of America Corp. 1.734%, SOFR + 0.960%, 07/22/27 (c)	1,226,000	1,231,045
1.898%, SOFR + 1.530%, 07/23/31 (c)	6,129,000	5,910,052
2.884%, 3M LIBOR + 1.190%, 10/22/30 (b) (c)	12,460,000	13,007,992
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	1,024,000	1,023,404
4.500%, 11/25/23 (144A) (b)	4,622,000	4,953,547
BNP Paribas S.A. 2.871%, SOFR + 1.387%, 04/19/32 (144A) (c)	3,061,000	3,126,088
BPCE S.A. 2.277%, SOFR + 1.312%, 01/20/32 (144A) (c)	2,741,000	2,662,278
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (c)	13,016,000	13,330,172
Credit Suisse AG 0.440%, SOFR + 0.390%, 02/02/24 (b) (c)	2,267,000	2,271,262
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (c)	1,000,000	977,256
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	2,281,000	2,364,589
3.750%, 03/26/25 (b)	2,800,000	3,019,678
4.550%, 04/17/26	545,000	612,212
Deutsche Bank AG 1.686%, 03/19/26 (b)	5,407,000	5,437,727
Goldman Sachs Group, Inc. (The) 0.460%, SOFR + 0.410%, 01/27/23 (c)	6,833,000	6,836,648
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (b) (c)	5,048,000	5,058,237
1.953%, SOFR + 1.065%, 02/04/32 (b) (c)	1,902,000	1,834,900
2.950%, 10/01/26	6,709,000	7,190,304
2.956%, SOFR + 2.515%, 05/13/31 (c)	550,000	572,197
Lloyds Banking Group plc 1.326%, 1Y H15 + 1.100%, 06/15/23 (c)	2,336,000	2,351,004
2.438%, 1Y H15 + 1.000%, 02/05/26 (b) (c)	2,107,000	2,185,761
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (b) (c)	1,654,000	1,823,102
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	5,031,513

BHFTI-330

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—38.4%

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 2.699%, SOFR + 1.143%, 01/22/31 (c)	4,389,000	$4,525,466
4.000%, 07/23/25	3,892,000	4,287,822
4.350%, 09/08/26 (b)	2,373,000	2,678,428
Natwest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (b) (c)	2,333,000	2,477,170
4.800%, 04/05/26 (b)	1,708,000	1,941,580
Santander Holdings USA, Inc. 3.500%, 06/07/24	1,742,000	1,850,529
Santander UK Group Holdings plc 1.532%, 1Y H15 + 1.250%, 08/21/26 (c)	1,154,000	1,151,682
Societe Generale S.A. 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (c)	1,538,000	1,529,654
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (b) (c)	10,078,000	10,617,979
UBS Group AG 1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (b) (c)	1,424,000	1,410,725
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (b) (c)	1,378,000	1,463,535
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (c)	2,487,000	2,480,698
Wells Fargo & Co. 3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	9,609,000	10,314,616
4.100%, 06/03/26	2,500,000	2,784,353

		149,352,518

Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48 (b)	9,294,000	10,873,071
Coca-Cola Co. (The) 2.875%, 05/05/41	2,880,000	2,970,302
JDE Peet’s NV 2.250%, 09/24/31 (144A)	1,519,000	1,485,053

		15,328,426

Biotechnology—0.2%
Amgen, Inc. 3.375%, 02/21/50	3,286,000	3,374,359

Building Materials—0.3%
Carrier Global Corp. 2.700%, 02/15/31 (b)	4,486,000	4,618,945
Masco Corp. 1.500%, 02/15/28	500,000	486,441

		5,105,386

Chemicals—0.2%
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	1,305,000	1,433,027
Westlake Chemical Corp. 3.375%, 06/15/30	1,131,000	1,219,274

		2,652,301

Commercial Services—0.5%
Moody’s Corp. 3.250%, 05/20/50	2,800,000	2,867,559
Quanta Services, Inc. 2.900%, 10/01/30	2,358,000	2,439,176
S&P Global, Inc. 2.500%, 12/01/29	1,098,000	1,147,194
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A)	1,116,000	1,118,203

		7,572,132

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26	1,118,000	1,106,579
Capital One Financial Corp. 2.359%, SOFR + 1.337%, 07/29/32 (c)	1,345,000	1,316,796
Discover Financial Services 4.500%, 01/30/26	2,627,000	2,942,680
GE Capital International Funding Co. 4.418%, 11/15/35	4,713,000	5,655,846
MasterCard, Inc. 3.850%, 03/26/50	2,750,000	3,270,122

		14,292,023

Electric—1.7%
AES Corp. (The)
1.375%, 01/15/26	928,000	915,817
3.300%, 07/15/25 (144A)	2,086,000	2,215,791
Berkshire Hathaway Energy Co. 3.700%, 07/15/30	2,000,000	2,253,429
3.800%, 07/15/48	2,636,000	2,982,774
6.500%, 09/15/37	345,000	492,495
Centerpoint Energy Houston Electric LLC 2.900%, 07/01/50	2,897,000	2,925,918
Duke Energy Corp. 3.300%, 06/15/41	130,000	132,058
3.500%, 06/15/51	120,000	123,565
Eversource Energy 1.650%, 08/15/30	2,007,000	1,906,130
Exelon Corp. 4.700%, 04/15/50 (b)	2,811,000	3,552,079
NRG Energy, Inc. 2.450%, 12/02/27 (144A)	2,705,000	2,744,954
Pacific Gas and Electric Co. 3.300%, 08/01/40 (b)	3,059,000	2,822,597
Sempra Energy 3.800%, 02/01/38	2,000,000	2,213,416
Southern California Edison Co.
4.200%, 03/01/29	500,000	560,217
5.500%, 03/15/40	335,000	420,456

		26,261,696

Electronics—0.5%
Amphenol Corp.
2.200%, 09/15/31	868,000	860,786

BHFTI-331

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—(Continued)
Amphenol Corp.
2.800%, 02/15/30	5,764,000	$6,041,329

		6,902,115

Environmental Control—0.1%
Republic Services, Inc. 1.450%, 02/15/31 (b)	1,000,000	937,067

Food—0.7%
Flowers Foods, Inc. 2.400%, 03/15/31 (b)	1,803,000	1,802,025
Mondelez International, Inc. 2.750%, 04/13/30 (b)	3,000,000	3,138,993
Tyson Foods, Inc.
4.000%, 03/01/26 (b)	3,000,000	3,340,794
5.100%, 09/28/48	1,500,000	1,981,573

		10,263,385

Gas—0.2%
NiSource, Inc. 1.700%, 02/15/31 (b)	3,751,000	3,533,402

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (c)	2,255,000	2,414,609

Healthcare-Products—0.7%
Alcon Finance Corp. 2.600%, 05/27/30 (144A)	4,427,000	4,520,349
2.750%, 09/23/26 (144A) (b)	1,488,000	1,570,876
DH Europe Finance II Sarl 3.400%, 11/15/49	3,427,000	3,703,443

		9,794,668

Healthcare-Services—0.4%
HCA, Inc. 2.375%, 07/15/31	3,007,000	2,955,216
UnitedHealth Group, Inc. 2.875%, 08/15/29	2,245,000	2,408,339

		5,363,555

Home Furnishings—0.1%
Whirlpool Corp. 4.500%, 06/01/46	1,605,000	1,913,591

Insurance—0.6%
Hartford Financial Services Group, Inc. 2.900%, 09/15/51	1,285,000	1,239,395
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,512,179
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	4,400,000	4,565,000
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (b) (c)	1,870,000	2,027,144

		9,343,718

Internet—0.3%
Amazon.com, Inc. 2.500%, 06/03/50	3,760,000	3,521,436
Expedia Group, Inc. 2.950%, 03/15/31 (b)	411,000	415,340
4.625%, 08/01/27	652,000	739,160
6.250%, 05/01/25 (144A)	398,000	458,867

		5,134,803

Leisure Time—0.0%
Carnival Corp. 11.500%, 04/01/23 (144A)	168,000	187,530

Lodging—0.4%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,615,235
Marriott International, Inc. 2.750%, 10/15/33	735,000	718,662
2.850%, 04/15/31	887,000	898,337

		6,232,234

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 3.250%, 04/09/50 (b)	1,626,000	1,768,676

Machinery-Diversified—0.3%
Otis Worldwide Corp. 2.565%, 02/15/30	2,268,000	2,328,352
3.112%, 02/15/40	650,000	666,250
Xylem, Inc. 2.250%, 01/30/31 (b)	1,835,000	1,836,459

		4,831,061

Media—1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.700%, 04/01/51	6,000,000	5,841,742
Comcast Corp. 3.400%, 04/01/30	2,250,000	2,478,010
Discovery Communications LLC 3.625%, 05/15/30 (b)	1,525,000	1,653,885
4.125%, 05/15/29 (b)	2,621,000	2,927,380
ViacomCBS, Inc. 4.750%, 05/15/25	3,137,000	3,520,543

		16,421,560

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	3,095,129

Miscellaneous Manufacturing—0.3%
Ingersoll-Rand Luxembourg Finance S.A. 3.500%, 03/21/26	3,655,000	3,976,165

BHFTI-332

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—2.1%
BP Capital Markets plc 4.375%, 5Y H15 + 4.036%, 06/22/25 (b) (c)	982,000	$1,046,468
Canadian Natural Resources, Ltd.
2.950%, 07/15/30 (b)	2,106,000	2,180,434
4.950%, 06/01/47 (b)	2,159,000	2,677,536
Cenovus Energy, Inc. 2.650%, 01/15/32 (b)	855,000	838,837
ConocoPhillips 2.400%, 02/15/31 (144A)	451,000	458,631
3.750%, 10/01/27 (144A)	1,266,000	1,413,919
Continental Resources, Inc. 4.375%, 01/15/28 (b)	1,596,000	1,765,575
5.750%, 01/15/31 (144A) (b)	507,000	612,836
Devon Energy Corp. 5.850%, 12/15/25 (b)	1,595,000	1,845,501
Diamondback Energy, Inc. 3.125%, 03/24/31	2,336,000	2,425,623
EOG Resources, Inc. 4.375%, 04/15/30	1,145,000	1,336,775
EQT Corp. 6.625%, 02/01/25 (b)	4,160,000	4,761,328
Hess Corp. 3.500%, 07/15/24 (b)	552,000	583,812
4.300%, 04/01/27	409,000	454,260
5.800%, 04/01/47 (b)	1,500,000	1,953,465
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	3,082,735
Occidental Petroleum Corp. 3.200%, 08/15/26 (b)	1,493,000	1,524,263
Pioneer Natural Resources Co. 1.125%, 01/15/26 (b)	1,584,000	1,563,691
Valero Energy Corp. 4.000%, 04/01/29 (b)	1,705,000	1,874,453

		32,400,142

Packaging & Containers—0.3%
Berry Global, Inc. 1.650%, 01/15/27 (144A) (b)	1,986,000	1,960,996
CCL Industries, Inc. 3.050%, 06/01/30 (144A)	1,885,000	1,974,779

		3,935,775

Pharmaceuticals—1.5%
AbbVie, Inc. 4.250%, 11/21/49	5,700,000	6,751,381
Becton Dickinson & Co. 2.823%, 05/20/30 (b)	4,437,000	4,649,182
Bristol-Myers Squibb Co. 3.200%, 06/15/26 (b)	4,488,000	4,893,060
Cigna Corp. 3.400%, 03/01/27	1,000,000	1,092,758
CVS Health Corp. 2.700%, 08/21/40	5,167,000	4,930,562
4.250%, 04/01/50	681,000	801,904
5.050%, 03/25/48 (b)	142,000	182,783

		23,301,630

Pipelines—1.5%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	8,126,000	8,818,333
Enable Midstream Partners L.P. 4.400%, 03/15/27 (b)	744,000	824,231
4.950%, 05/15/28	1,098,000	1,233,411
Energy Transfer L.P. 4.050%, 03/15/25	1,531,000	1,651,539
Kinder Morgan Energy Partners L.P. 5.800%, 03/15/35 (b)	311,000	399,526
6.950%, 01/15/38	1,655,000	2,345,550
Kinder Morgan, Inc. 2.000%, 02/15/31 (b)	1,188,000	1,145,049
MPLX L.P. 4.500%, 04/15/38	2,817,000	3,144,722
ONEOK, Inc. 4.350%, 03/15/29 (b)	903,000	1,018,948
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29 (b)	1,391,000	1,463,426
3.800%, 09/15/30	1,084,000	1,157,272

		23,202,007

Real Estate Investment Trusts—4.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	2,419,000	2,276,191
American Tower Corp. 2.100%, 06/15/30	6,606,000	6,464,462
3.800%, 08/15/29	1,413,000	1,566,872
Boston Properties L.P. 3.250%, 01/30/31	4,160,000	4,419,546
3.400%, 06/21/29	1,000,000	1,083,275
4.500%, 12/01/28 (b)	2,671,000	3,075,822
Camden Property Trust 2.800%, 05/15/30	1,000,000	1,055,414
4.100%, 10/15/28 (b)	465,000	533,437
Crown Castle International Corp. 2.250%, 01/15/31 (b)	7,852,000	7,673,484
3.700%, 06/15/26	1,312,000	1,432,067
Digital Realty Trust L.P. 3.700%, 08/15/27	8,546,000	9,499,420
Duke Realty L.P.
1.750%, 07/01/30	2,484,000	2,382,568
3.375%, 12/15/27	1,449,000	1,579,162
Equinix, Inc. 2.150%, 07/15/30 (b)	7,581,000	7,434,587
Essex Portfolio L.P. 2.650%, 03/15/32 (b)	3,000,000	3,031,612
Highwoods Realty L.P. 4.200%, 04/15/29	1,424,000	1,593,810
Kimco Realty Corp. 2.700%, 10/01/30 (b)	2,122,000	2,181,541
4.250%, 04/01/45	1,287,000	1,480,018
Mid-America Apartments L.P. 2.750%, 03/15/30 (b)	2,000,000	2,080,272
4.200%, 06/15/28	360,000	411,814

BHFTI-333

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Piedmont Operating Partnership L.P. 2.750%, 04/01/32	520,000	$511,176
3.150%, 08/15/30 (b)	1,863,000	1,914,806
Prologis L.P. 2.125%, 10/15/50	756,000	645,506
Vornado Realty L.P. 3.500%, 01/15/25	3,000,000	3,188,915
Welltower, Inc. 2.050%, 01/15/29	4,419,000	4,390,009
3.100%, 01/15/30 (b)	2,500,000	2,643,376

		74,549,162

Retail—0.9%
7-Eleven, Inc. 0.578%, 3M LIBOR + 0.450%, 08/10/22 (144A) (b) (c)	2,173,000	2,173,544
Home Depot, Inc. (The) 3.350%, 04/15/50	3,000,000	3,245,623
McDonald’s Corp. 3.600%, 07/01/30 (b)	2,145,000	2,385,694
Ross Stores, Inc. 1.875%, 04/15/31 (b)	1,390,000	1,341,287
Starbucks Corp. 3.500%, 11/15/50 (b)	2,369,000	2,514,862
Tractor Supply Co. 1.750%, 11/01/30	1,350,000	1,296,054

		12,957,064

Savings & Loans—0.0%
Nationwide Building Society 3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (b) (c)	616,000	642,205

Semiconductors—1.2%
Analog Devices, Inc. 1.700%, 10/01/28	1,419,000	1,422,004
Broadcom, Inc. 2.600%, 02/15/33 (144A)	3,032,000	2,912,504
Intel Corp. 2.800%, 08/12/41	1,782,000	1,776,477
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.400%, 05/01/30 (144A)	3,444,000	3,738,310
3.875%, 06/18/26 (144A) (b)	2,000,000	2,203,457
QUALCOMM, Inc. 1.650%, 05/20/32	6,000,000	5,714,371

		17,767,123

Software—0.8%
Fiserv, Inc. 3.200%, 07/01/26	5,793,000	6,254,397
salesforce.com, Inc. 2.700%, 07/15/41	500,000	498,520
VMware, Inc. 2.200%, 08/15/31	4,864,000	4,755,866

		11,508,783

Telecommunications—2.4%
AT&T, Inc. 3.500%, 06/01/41	9,197,000	9,442,833
3.500%, 09/15/53	1,005,000	994,669
4.850%, 03/01/39	2,000,000	2,396,889
T-Mobile USA, Inc. 3.500%, 04/15/31 (b)	722,000	761,446
3.875%, 04/15/30	7,435,000	8,209,445
Telefonica Emisiones S.A.U. 5.213%, 03/08/47	1,000,000	1,248,049
Verizon Communications, Inc.
3.400%, 03/22/41	3,546,000	3,703,237
3.550%, 03/22/51	2,466,000	2,600,636
4.272%, 01/15/36	5,549,000	6,518,481

		35,875,685

Total Corporate Bonds & Notes (Cost $569,879,293)		580,876,448

Preferred Stocks—0.1%

Auto Components—0.0%
Schaeffler AG	7,241	55,671

Automobiles—0.1%
Porsche Automobil Holding SE	1,506	150,079
Volkswagen AG	4,817	1,079,079

		1,229,158

Health Care Equipment & Supplies—0.0%
Sartorius AG	160	101,896

Household Products—0.0%
Henkel AG & Co. KGaA	10,077	935,565

Water Utilities—0.0%
Cia de Saneamento do Parana	46,600	32,945

Total Preferred Stocks (Cost $2,009,700)		2,355,235

Short-Term Investments—13.1%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $19,281,463; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $19,667,133.	19,281,463	19,281,463

U.S. Treasury—11.8%
U.S. Treasury Bills
0.030%, 12/16/21 (b) (d)	24,000,000	23,998,176
0.043%, 10/14/21 (b) (d)	84,800,000	84,799,158
0.053%, 01/27/22 (d)	70,000,000	69,989,618

		178,786,952

Total Short-Term Investments (Cost $198,066,500)		198,068,415

BHFTI-334

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—7.8%

Security Description	Principal Amount*	Value

Certificates of Deposit—0.7%
Agricultural Bank of China 0.200%, 11/22/21	3,000,000	$3,000,174
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (c)	2,000,000	2,000,306
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (c)	2,000,000	2,000,108
Standard Chartered Bank (NY) 0.150%, 02/02/22	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	1,000,000	999,440

		10,000,028

Repurchase Agreements—5.1%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $7,000,037; collateralized by various Common Stock with an aggregate market value of $7,778,640.	7,000,000	7,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $4,001,361; collateralized by various Common Stock with an aggregate market value of $4,445,352.	4,000,000	4,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $14,060,814; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $14,342,015.	14,060,799	14,060,799
BofA Securities, Inc.
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $2,083,448.	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $5,100,007.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $4,001,633; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,600,007; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,632,007.	1,600,000	1,600,000

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $8,000,311; collateralized by various Common Stock with an aggregate market value of $8,890,080.	8,000,000	$8,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.230%, due on 10/01/21 with a maturity value of $8,000,051; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $8,880,250.	8,000,000	8,000,000
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,500,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,665,047.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $5,000,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $5,100,255.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $15,400,073; collateralized by various Common Stock with an aggregate market value of $17,111,450.	15,400,000	15,400,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,032,599; collateralized by various Common Stock with an aggregate market value of $2,258,401.	2,032,520	2,032,520

		77,593,319

Time Deposits—0.7%
ABN AMRO Bank NV 0.070%, 10/01/21	4,000,000	4,000,000
DZ Bank AG 0.040%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,200,000	1,200,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		11,200,000

Mutual Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	10,000,000	10,000,000

BHFTI-335

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	5,000,000	$5,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $118,792,696)		118,793,347

Total Investments—105.3% (Cost $1,460,774,111)		1,595,244,125
Other assets and liabilities (net)—(5.3)%		(80,936,826)

Net Assets—100.0%		$1,514,307,299

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $127,572,982 and the collateral received consisted of cash in the amount of $118,792,451 and non-cash collateral with a value of $12,041,031. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $58,562,675, which is 3.9% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,945,000	MSIP	10/26/21	USD	6,497,883	$(30,519)
BRL	117,050,000	GSI	10/04/21	USD	22,111,398	(617,572)
BRL	40,500,000	MSIP	10/04/21	USD	7,445,674	(8,682)
BRL	76,550,000	UBSA	10/04/21	USD	14,073,243	(16,410)
BRL	76,550,000	UBSA	11/03/21	USD	14,372,753	(380,074)
CAD	11,392,000	UBSA	10/26/21	USD	8,921,935	71,894
CHF	5,315,000	MSIP	10/26/21	USD	5,752,774	(46,649)
COP	24,806,837,000	GSI	10/13/21	USD	6,517,618	(6,550)
CZK	153,224,000	JPMC	10/26/21	USD	7,075,323	(76,395)
DKK	9,189,000	UBSA	10/26/21	USD	1,450,612	(18,744)
EUR	21,996,103	JPMC	10/26/21	USD	25,832,179	(342,540)
GBP	16,711,000	UBSA	10/26/21	USD	22,830,284	(313,284)
HUF	2,131,780,000	JPMC	10/26/21	USD	7,076,607	(211,024)
IDR	102,420,096,000	UBSA	10/13/21	USD	7,140,673	9,240
JPY	4,241,658,344	MSIP	10/26/21	USD	38,816,426	(699,031)
MYR	30,532,000	GSI	10/13/21	USD	7,349,140	(59,032)
NOK	66,370,000	MSIP	10/26/21	USD	7,662,390	(71,316)
NZD	10,750,000	UBSA	10/26/21	USD	7,575,815	(155,443)
PHP	17,807,000	UBSA	10/13/21	USD	355,259	(6,259)
PLN	53,386,000	JPMC	10/26/21	USD	13,568,431	(146,059)
RUB	2,050,375,000	MSIP	10/13/21	USD	27,922,471	204,874
SEK	61,179,000	UBSA	10/26/21	USD	7,069,028	(79,577)

Contracts to Deliver
BRL	117,050,000	GSI	10/04/21	USD	21,518,918	25,092
BRL	40,500,000	MSIP	10/04/21	USD	7,662,473	225,481
BRL	76,550,000	UBSA	10/04/21	USD	14,438,765	381,931

BHFTI-336

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	10,454,028,000	GSI	10/13/21	USD	13,573,839	$689,783
GBP	8,906,839	MSIP	10/26/21	USD	12,172,344	170,951
ILS	22,061,000	UBSA	10/26/21	USD	6,881,860	38,112
INR	524,020,000	UBSA	10/13/21	USD	7,172,888	119,319
KRW	7,888,141,000	UBSA	10/13/21	USD	6,819,540	158,278
RUB	1,525,990,000	UBSA	10/13/21	USD	20,817,565	(116,189)
SGD	18,722,000	GSI	10/26/21	USD	13,855,445	67,542
THB	233,550,000	GSI	10/26/21	USD	6,988,539	87,038
TWD	397,058,000	UBSA	10/13/21	USD	14,416,455	165,320
ZAR	100,170,000	UBSA	10/26/21	USD	6,722,332	89,820

Cross Currency Contracts to Buy
AUD	23,466,000	JPMC	10/26/21	NZD	24,293,369	197,342
CAD	512,923	MSIP	10/26/21	AUD	553,000	5,119
EUR	1,011,179	MSIP	10/26/21	GBP	869,000	858
JPY	1,739,669,532	MSIP	10/26/21	EUR	13,582,686	(106,529)

Net Unrealized Depreciation						$(799,884)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	12/17/21	1,959	EUR	79,300,320	$(2,229,315)
FTSE 100 Index Futures	12/17/21	43	GBP	3,041,605	57,881
NASDAQ 100 Index E-Mini Futures	12/17/21	64	US	D18,793,600	(1,189,571)
Nikkei 225 Index Futures	12/09/21	45	JPY	1,325,700,000	13,425
Russell 2000 Index E-Mini Futures	12/17/21	141	USD	15,515,640	(230,515)
S&P 500 Index E-Mini Futures	12/17/21	453	USD	97,344,038	(4,181,178)
S&P Energy Select Sector E-Mini Futures	12/17/21	36	USD	1,949,040	(44,502)
S&P Health Care Select Sector E-Mini Futures	12/17/21	59	USD	7,573,830	(419,620)
S&P TSX 60 Index Futures	12/16/21	65	CAD	15,549,300	(387,459)
TOPIX Index Futures	12/09/21	82	JPY	1,665,010,000	12,874
U.S. Treasury Long Bond Futures	12/21/21	524	USD	83,430,625	(2,315,234)
U.S. Treasury Note 2 Year Futures	12/31/21	224	USD	49,292,250	(26,625)
U.S. Treasury Note 5 Year Futures	12/31/21	5	USD	613,711	(4,032)
U.S. Treasury Ultra Long Bond Futures	12/21/21	3	USD	573,188	(22,693)

Futures Contracts—Short
Euro STOXX 600 Index Futures	12/17/21	(72)	EUR	(1,633,680)	(11,087)
U.S. Treasury Note 10 Year Futures	12/21/21	(807)	USD	(106,208,766)	1,590,284
U.S. Treasury Note 2 Year Futures	12/31/21	(192)	USD	(42,250,500)	23,698
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	(326)	USD	(47,351,500)	715,111

Net Unrealized Depreciation					$(8,648,558)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M LIBOR	Quarterly	1.580%	Quarterly	07/23/31	USD	474,000,000	$2,813,711	$—	$2,813,711

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-337

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,923,278	$1,051,114	$—	$4,974,392
Air Freight & Logistics	2,269,849	1,019,446	—	3,289,295
Airlines	1,398,742	—	—	1,398,742
Auto Components	594,729	840,727	—	1,435,456
Automobiles	5,718,700	5,606,079	—	11,324,779
Banks	27,019,724	14,414,884	—	41,434,608
Beverages	8,425,029	2,669,340	—	11,094,369
Biotechnology	10,048,790	707,431	—	10,756,221
Building Products	2,969,064	2,809,004	—	5,778,068
Capital Markets	25,724,764	5,655,555	—	31,380,319
Chemicals	7,813,022	5,701,574	—	13,514,596
Commercial Services & Supplies	3,283,454	174,942	—	3,458,396
Communications Equipment	2,633,970	543,892	—	3,177,862
Construction & Engineering	51,337	1,243,879	—	1,295,216
Construction Materials	1,908,970	1,010,383	—	2,919,353
Consumer Finance	6,388,485	42,154	—	6,430,639

BHFTI-338

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Containers & Packaging	$4,365,169	$444,397	$—	$4,809,566
Distributors	215,033	—	—	215,033
Diversified Consumer Services	220,800	—	—	220,800
Diversified Financial Services	2,710,387	296,673	—	3,007,060
Diversified Telecommunication Services	4,749,162	2,058,637	—	6,807,799
Electric Utilities	5,941,842	2,189,010	—	8,130,852
Electrical Equipment	2,807,045	3,461,684	—	6,268,729
Electronic Equipment, Instruments & Components	4,313,724	2,630,342	—	6,944,066
Energy Equipment & Services	2,235,300	95,196	—	2,330,496
Entertainment	9,196,089	936,192	—	10,132,281
Equity Real Estate Investment Trusts	7,889,769	1,500,859	—	9,390,628
Food & Staples Retailing	6,197,430	1,355,708	—	7,553,138
Food Products	2,357,177	4,736,794	—	7,093,971
Gas Utilities	43,697	560,136	—	603,833
Health Care Equipment & Supplies	22,154,868	1,685,628	—	23,840,496
Health Care Providers & Services	12,945,765	123,229	—	13,068,994
Health Care Technology	852,064	214,169	—	1,066,233
Hotels, Restaurants & Leisure	10,248,640	1,405,925	—	11,654,565
Household Durables	4,148,447	2,008,350	—	6,156,797
Household Products	9,139,884	1,987,676	—	11,127,560
Independent Power and Renewable Electricity Producers	35,968	173,642	—	209,610
Industrial Conglomerates	6,456,581	1,839,007	—	8,295,588
Insurance	7,405,833	5,081,734	—	12,487,567
Interactive Media & Services	38,380,866	881,950	—	39,262,816
Internet & Direct Marketing Retail	19,983,111	1,062,179	—	21,045,290
IT Services	31,184,892	1,079,426	—	32,264,318
Leisure Products	834,058	520,339	—	1,354,397
Life Sciences Tools & Services	6,214,290	547,458	—	6,761,748
Machinery	10,540,019	3,571,361	—	14,111,380
Marine	—	510,444	—	510,444
Media	9,274,214	640,068	—	9,914,282
Metals & Mining	3,290,035	5,629,786	—	8,919,821
Multi-Utilities	1,323,199	1,168,938	—	2,492,137
Multiline Retail	2,667,335	690,600	—	3,357,935
Oil, Gas & Consumable Fuels	16,079,545	9,022,588	—	25,102,133
Paper & Forest Products	637,220	300,006	—	937,226
Personal Products	895,105	3,624,777	—	4,519,882
Pharmaceuticals	20,143,472	17,280,172	—	37,423,644
Professional Services	890,730	2,966,044	—	3,856,774
Real Estate Management & Development	169,264	1,871,148	—	2,040,412
Road & Rail	8,579,964	245,551	—	8,825,515
Semiconductors & Semiconductor Equipment	30,785,663	6,482,920	—	37,268,583
Software	50,327,830	1,206,422	—	51,534,252
Specialty Retail	15,681,908	1,060,519	—	16,742,427
Technology Hardware, Storage & Peripherals	28,847,040	—	—	28,847,040
Textiles, Apparel & Luxury Goods	5,182,037	5,031,726	—	10,213,763
Thrifts & Mortgage Finance	542,577	—	—	542,577
Tobacco	2,120,596	1,038,380	—	3,158,976
Trading Companies & Distributors	2,096,260	3,761,181	—	5,857,441
Water Utilities	460,465	134,105	—	594,570
Wireless Telecommunication Services	373,442	2,239,482	—	2,612,924
Total Common Stocks	544,307,718	150,842,962	—	695,150,680
Total Corporate Bonds & Notes*	—	580,876,448	—	580,876,448
Preferred Stocks
Auto Components	—	55,671	—	55,671
Automobiles	—	1,229,158	—	1,229,158
Health Care Equipment & Supplies	—	101,896	—	101,896

BHFTI-339

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Products	$—	$935,565	$—	$935,565
Water Utilities	32,945	—	—	32,945
Total Preferred Stocks	32,945	2,322,290	—	2,355,235
Total Short-Term Investments*	—	198,068,415	—	198,068,415
Securities Lending Reinvestments
Certificates of Deposit	—	10,000,028	—	10,000,028
Repurchase Agreements	—	77,593,319	—	77,593,319
Time Deposits	—	11,200,000	—	11,200,000
Mutual Funds	20,000,000	—	—	20,000,000
Total Securities Lending Reinvestments	20,000,000	98,793,347	—	118,793,347
Total Investments	$564,340,663	$1,030,903,462	$—	$1,595,244,125

Collateral for Securities Loaned (Liability)	$—	$(118,792,451)	$—	$(118,792,451)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,707,994	$—	$2,707,994
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,507,878)	—	(3,507,878)
Total Forward Contracts	$—	$(799,884)	$—	$(799,884)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,413,273	$—	$—	$2,413,273
Futures Contracts (Unrealized Depreciation)	(11,061,831)	—	—	(11,061,831)
Total Futures Contracts	$(8,648,558)	$—	$—	$(8,648,558)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,813,711	$—	$2,813,711

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-340

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—94.1% of Net Assets

Security Description	Shares	Value

Argentina—0.4%
Globant S.A. (a)	4,200	$1,180,242
Ternium S.A. (ADR)	10,000	423,000

		1,603,242

Brazil—3.3%
Ambev S.A. (ADR)	444,500	1,226,820
B3 S.A. - Brasil Bolsa Balcao	438,600	1,026,078
Banco Bradesco S.A.	77,160	253,056
Banco Bradesco S.A. (ADR)	334,214	1,280,040
Banco BTG Pactual S.A.	152,400	704,106
Banco Santander Brasil S.A.	20,700	134,446
Banco Santander Brasil S.A. (ADR) (b)	133,500	873,090
Cia de Saneamento de Minas Gerais-COPASA	82,300	208,555
Cia Siderurgica Nacional S.A.	12,000	63,308
Cosan S.A.	50,800	214,366
Cosan S.A. (ADR)	35,866	600,755
CPFL Energia S.A.	79,100	391,161
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	26,300	86,930
Dexco S.A.	29,400	91,616
Energisa S.A.	61,100	492,659
Instituto Hermes Pardini S.A.	40,300	167,246
Itau Unibanco Holding S.A. (ADR)	129,400	681,938
JBS S.A.	229,900	1,564,962
Magazine Luiza S.A.	25,900	68,201
Petrobras Distribuidora S.A.	41,400	178,577
Petroleo Brasileiro S.A.	79,400	410,432
Petroleo Brasileiro S.A. (ADR)	49,000	506,660
Sao Martinho S.A.	75,700	486,248
TIM S.A.	32,000	69,045
TIM S.A. (ADR)	7,600	81,624
Vale S.A.	110,000	1,539,990
Vale S.A. (ADR)	109,200	1,523,340

		14,925,249

Chile—0.5%
Banco de Credito e Inversiones S.A.	1,742	63,596
Banco Santander Chile	16,954,471	849,606
Cencosud S.A.	261,821	506,334
Cia Cervecerias Unidas S.A.	35,039	312,010
Colbun S.A.	841,893	136,439
Empresas COPEC S.A.	33,971	281,974
Falabella S.A.	38,726	135,646

		2,285,605

China—31.5%
3SBio, Inc. (a)	767,000	751,299
AAC Technologies Holdings, Inc.	70,500	334,695
Agile Group Holdings, Ltd.	322,000	299,815
Alibaba Group Holding, Ltd. (a)	844,000	15,698,410
Alibaba Health Information Technology, Ltd. (a)	66,000	94,436
Anhui Conch Cement Co., Ltd. - Class A	5,100	32,132
Anhui Conch Cement Co., Ltd. - Class H	157,000	844,488
Anhui Expressway Co., Ltd. - Class H	78,000	47,723
ANTA Sports Products, Ltd. (b)	97,000	1,817,543
Autohome, Inc. (ADR)	4,200	197,106
Baidu, Inc. (ADR) (a)	18,100	2,782,875

China—(Continued)
BAIOO Family Interactive, Ltd.	1,064,000	100,846
Bank of Chengdu Co., Ltd. - Class A	38,500	70,685
Bank of China, Ltd. - Class H	2,319,000	816,421
Bank of Hangzhou Co., Ltd. - Class A	120,800	276,702
Bank of Jiangsu Co., Ltd. - Class A	347,480	313,056
Bank of Nanjing Co., Ltd. - Class A	54,000	75,225
Bank of Shanghai Co., Ltd. - Class A	66,100	74,782
Baoshan Iron & Steel Co., Ltd. - Class A	260,800	349,504
BeiGene, Ltd. (ADR) (a)	1,100	399,300
BGI Genomics Co., Ltd. - Class A	10,500	142,602
Bilibili, Inc. (ADR) (a) (b)	1,500	99,255
BOE Technology Group Co., Ltd. - Class A	145,700	113,875
Brilliance China Automotive Holdings, Ltd. (a) (c) (d)	818,000	262,696
BYD Co., Ltd. - Class A	3,100	119,733
BYD Co., Ltd. - Class H	65,500	2,022,871
BYD Electronic International Co., Ltd.	154,000	538,194
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	2,900	80,723
China BlueChemical, Ltd. - Class H	810,000	296,653
China Coal Energy Co., Ltd. - Class H	303,000	231,011
China Construction Bank Corp. - Class A	260,600	240,794
China Construction Bank Corp. - Class H	5,351,000	3,795,723
China Everbright, Ltd.	12,241	14,401
China Galaxy Securities Co., Ltd. - Class H	504,500	292,084
China Hongqiao Group, Ltd.	553,500	696,769
China International Marine Containers Group Co., Ltd.	110,400	231,666
China International Marine Containers Group Co., Ltd. - Class A	50,900	139,480
China Lesso Group Holdings, Ltd.	436,000	695,675
China Life Insurance Co., Ltd. - Class H	304,000	495,790
China Literature, Ltd. (a)	11,600	88,099
China Longyuan Power Group Corp., Ltd. - Class H	511,000	1,248,640
China Maple Leaf Educational Systems, Ltd. (a) (b)	1,316,000	233,856
China Medical System Holdings, Ltd.	456,000	824,168
China Meidong Auto Holdings, Ltd.	26,000	130,147
China Mengniu Dairy Co., Ltd. (a)	16,000	102,929
China Merchants Bank Co., Ltd. - Class A	96,800	756,126
China Merchants Bank Co., Ltd. - Class H	333,500	2,646,993
China National Building Material Co., Ltd. - Class H	568,000	766,308
China New Higher Education Group, Ltd.	502,000	232,540
China Overseas Land & Investment, Ltd.	238,000	541,139
China Petroleum & Chemical Corp. - Class H	1,770,000	871,131
China Resources Beer Holdings Co., Ltd.	96,000	708,003
China Resources Power Holdings Co., Ltd.	410,000	1,180,052
China Shenhua Energy Co., Ltd. - Class A	126,911	444,209
China Shenhua Energy Co., Ltd. - Class H (b)	477,000	1,114,148
China Tourism Group Duty Free Corp., Ltd. - Class A	4,300	173,079
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	109,709
China Vanke Co., Ltd. - Class H	311,200	850,587
China Yangtze Power Co., Ltd. - Class A	114,300	388,497
China Yongda Automobiles Services Holdings, Ltd.	347,000	499,529
China Yuhua Education Corp., Ltd.	148,000	71,569
Chongqing Brewery Co., Ltd. - Class A (a)	26,000	521,618
Chongqing Zhifei Biological Products Co., Ltd. - Class A	23,900	588,264
CIFI Ever Sunshine Services Group, Ltd.	26,000	51,674
CITIC Telecom International Holdings, Ltd.	457,000	155,575
CITIC, Ltd.	838,000	883,536

BHFTI-341

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Contemporary Amperex Technology Co., Ltd. - Class A	7,800	$634,786
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	83,720	221,731
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	382,200	578,677
Country Garden Services Holdings Co., Ltd.	21,000	164,801
CSPC Pharmaceutical Group, Ltd.	932,240	1,106,656
Da An Gene Co., Ltd. of Sun Yat-Sen University - Class A	26,880	77,011
Dali Foods Group Co., Ltd. (b)	422,000	252,652
Daqo New Energy Corp. (ADR) (a)	2,000	114,000
ENN Energy Holdings, Ltd.	31,900	522,389
Far East Horizon, Ltd.	527,000	529,684
Fosun International, Ltd.	108,500	131,823
G-bits Network Technology Xiamen Co., Ltd. - Class A	2,144	129,857
Geely Automobile Holdings, Ltd.	373,000	1,057,365
GF Securities Co., Ltd. - Class H	300,600	524,068
Great Wall Motor Co., Ltd. - Class H (b)	341,000	1,239,437
GSX Techedu, Inc. (ADR) (a) (b)	1,700	5,219
Guanghui Energy Co., Ltd. - Class A (a)	138,100	182,223
Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	7,700	121,940
Haidilao International Holding, Ltd. (144A) (b)	14,000	52,974
Haier Smart Home Co., Ltd. - Class A	81,300	327,446
Haier Smart Home Co., Ltd. - Class H	16,400	57,613
Haitian International Holdings, Ltd.	309,000	959,708
Hangzhou Tigermed Consulting Co., Ltd. - Class A	9,353	250,631
Hello Group, Inc. (ADR)	36,800	389,344
Hengan International Group Co., Ltd.	151,500	811,427
Hengli Petrochemical Co., Ltd. - Class A	125,500	499,656
Hopson Development Holdings, Ltd.	82,300	291,881
Huadong Medicine Co., Ltd. - Class A	28,900	132,520
Hualan Biological Engineering, Inc. - Class A	11,591	50,057
Huaxin Cement Co., Ltd. - Class A	56,300	177,995
Hunan Valin Steel Co., Ltd. - Class A	327,880	335,235
Industrial & Commercial Bank of China, Ltd. - Class A	216,000	155,779
Industrial & Commercial Bank of China, Ltd. - Class H	3,072,000	1,695,893
Industrial Bank Co., Ltd. - Class A	155,400	440,258
Industrial Securities Co., Ltd. - Class A	104,900	158,643
Inke, Ltd. (a)	264,000	50,644
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	49,600	275,530
Jafron Biomedical Co., Ltd. - Class A	9,700	87,646
JD Health International, Inc. (144A) (a) (b)	67,900	648,055
JD.com, Inc. (ADR) (a)	50,000	3,612,000
Jiangsu Expressway Co., Ltd. - Class H	362,000	366,470
Jiangsu Yangnong Chemical Co., Ltd. - Class A	9,600	154,753
Jiayuan International Group, Ltd.	168,000	65,515
JiuGui Liquor Co., Ltd. - Class A	5,000	191,474
Jiumaojiu International Holdings, Ltd.	96,000	289,788
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	75,599	132,986
Jointown Pharmaceutical Group Co., Ltd. - Class A	146,500	350,625
JOYY, Inc. (ADR) (b)	6,700	367,361
KE Holdings, Inc. (ADR) (a)	3,200	58,432
Kingboard Holdings, Ltd.	52,500	236,017
Kuaishou Technology (144A) (a)	1,400	14,805
Kunlun Energy Co., Ltd.	828,000	860,659
Kweichow Moutai Co., Ltd. - Class A	3,200	906,616
Lee & Man Paper Manufacturing, Ltd.	293,000	215,196
Lenovo Group, Ltd. (b)	1,206,000	1,293,717
Li Ning Co., Ltd.	111,000	1,280,487
Livzon Pharmaceutical Group, Inc. - Class H	70,300	255,807

China—(Continued)
Logan Group Co., Ltd.	411,000	427,932
Longfor Group Holdings, Ltd. (144A)	222,000	1,020,218
Lonking Holdings, Ltd.	756,000	227,569
Luxi Chemical Group Co., Ltd. - Class A	72,600	209,752
Luye Pharma Group, Ltd. (a) (b)	432,000	222,799
Luzhou Laojiao Co., Ltd. - Class A	4,000	136,896
Mango Excellent Media Co., Ltd. - Class A	6,788	45,444
Meituan - Class B (a)	212,300	6,629,428
Nanjing Iron & Steel Co., Ltd. - Class A	448,000	274,735
NARI Technology Co., Ltd. - Class A	53,120	293,984
NetEase, Inc. (ADR)	28,900	2,468,060
New Oriental Education & Technology Group, Inc. (ADR) (a)	36,500	74,825
NIO, Inc. (ADR) (a)	63,400	2,258,942
PetroChina Co., Ltd. - Class H	802,000	375,416
Pharmaron Beijing Co., Ltd. - Class H (b)	50,600	1,202,393
PICC Property & Casualty Co., Ltd. - Class H	452,000	436,118
Pinduoduo, Inc. (ADR) (a)	19,800	1,795,266
Ping An Bank Co., Ltd. - Class A	93,559	259,722
Ping An Insurance Group Co. of China, Ltd. - Class A	18,700	139,190
Ping An Insurance Group Co. of China, Ltd. - Class H	411,500	2,792,246
Power Construction Corp. of China, Ltd.	177,400	231,423
Powerlong Real Estate Holdings, Ltd.	214,000	160,132
Proya Cosmetics Co., Ltd. - Class A	13,145	352,968
Q Technology Group Co., Ltd. (b)	107,000	152,233
RLX Technology, Inc. (ADR) (a)	12,600	56,952
Shaanxi Coal Industry Co., Ltd. - Class A	341,500	781,323
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	53,892	153,867
Shandong Chenming Paper Holdings, Ltd. - Class A	46,800	57,999
Shandong Chenming Paper Holdings, Ltd. - Class H	150,000	85,964
Shandong Hualu Hengsheng Chemical Co., Ltd. - Class A	20,180	102,084
Shandong Linglong Tyre Co., Ltd. - Class A	14,800	80,464
Shandong Sinocera Functional Material Co., Ltd. - Class A	6,600	42,042
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	28,000	49,440
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	15,260	174,766
Shanghai Fosun Pharmaceutical Group Co., Ltd. - Class H	115,000	586,953
Shanghai Jahwa United Co., Ltd. - Class A	11,900	80,644
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	141,100	272,050
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	207,460	377,774
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	11,620	561,022
Shenzhen Energy Group Co., Ltd. - Class A	10,672	15,674
Shenzhen International Holdings, Ltd.	50,813	65,323
Shenzhen Kangtai Biological Products Co., Ltd. - Class A	3,430	58,471
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	9,000	535,686
Shenzhou International Group Holdings, Ltd.	10,500	219,474
Shimao Group Holdings, Ltd.	24,000	43,790
Sinopharm Group Co., Ltd. - Class H	212,800	552,712
Sinotrans, Ltd. - Class A	593,700	498,748
Sinotrans, Ltd. - Class H	1,454,000	568,494
Sinotruk Hong Kong, Ltd.	45,500	67,423
SITC International Holdings Co., Ltd.	107,000	381,473
Sun Art Retail Group, Ltd. (b)	430,500	197,988
Sunny Optical Technology Group Co., Ltd.	39,900	1,046,955
TBEA Co., Ltd.	76,900	288,678
TCL Technology Group Corp. - Class A	222,500	215,566
Tencent Holdings, Ltd.	329,700	19,331,702
Tian Ge Interactive Holdings, Ltd. (a)	66,231	7,195

BHFTI-342

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Tianli Education International Holdings, Ltd. (b)	365,000	$79,919
Tingyi Cayman Islands Holding Corp.	7,876	14,634
Tongcheng-Elong Holdings, Ltd. (a)	76,800	183,549
Tongkun Group Co., Ltd. - Class A	55,760	189,360
Topchoice Medical Corp. - Class A (a)	3,600	167,718
Topsports International Holdings, Ltd.	41,000	46,268
Tsingtao Brewery Co., Ltd. - Class H (b)	46,000	358,950
Uni-President China Holdings, Ltd.	249,000	237,847
Vipshop Holdings, Ltd. (ADR) (a)	25,600	285,184
Virscend Education Co., Ltd.	216,000	13,503
Wangfujing Group Co., Ltd. - Class A	10,000	45,809
Want Want China Holdings, Ltd.	1,416,000	1,069,523
Weibo Corp. (ADR) (a)	5,700	270,693
Weichai Power Co., Ltd. - Class A	39,300	104,390
Weichai Power Co., Ltd. - Class H	408,000	845,095
Weifu High-Technology Group Co., Ltd. - Class A	64,100	204,729
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. - Class A	32,700	106,258
Wuliangye Yibin Co., Ltd. - Class A	9,800	332,931
WuXi AppTec Co., Ltd. - Class H	31,000	723,652
Wuxi Biologics Cayman, Inc. (144A) (a)	128,000	2,068,898
XD, Inc. (a)	14,000	77,679
Xiaomi Corp. - Class B (144A) (a)	553,000	1,504,874
Xinxing Ductile Iron Pipes Co., Ltd. - Class A	584,200	390,113
XPeng, Inc. (ADR) (a)	11,300	401,602
Yadea Group Holdings, Ltd.	496,000	803,598
YuanShengTai Dairy Farm, Ltd. (a)	953,000	39,822
Yuexiu Property Co., Ltd.	149,600	140,334
Yum China Holdings, Inc.	27,200	1,580,592
Yutong Bus Co., Ltd. - Class A	24,600	43,020
Zai Lab, Ltd. (ADR) (a)	2,800	295,092
Zhejiang Century Huatong Group Co., Ltd. - Class A (a)	52,080	59,651
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. - Class A	172,000	282,971
Zhongsheng Group Holdings, Ltd. (b)	150,500	1,209,630
Zijin Mining Group Co., Ltd. - Class H	148,000	177,584
ZTE Corp. - Class H	95,200	310,101

		142,577,085

Colombia—0.1%
Ecopetrol S.A.	288,427	207,091
Interconexion Electrica S.A. ESP	16,002	95,395

		302,486

Czech Republic—0.2%
Komercni Banka A/S (a)	10,225	414,088
Moneta Money Bank AS (a)	108,946	439,011
O2 Czech Republic A.S.	4,961	59,605
Philip Morris CR A/S	106	76,904

		989,608

Egypt—0.1%
Eastern Co. S.A.E.	103,095	80,264
Egyptian Financial Group-Hermes Holding Co. (a)	26,421	20,425
ElSewedy Electric Co.	254,173	132,055
Medinet Nasr Housing	182,443	31,099

		263,843

Greece—0.3%
Hellenic Telecommunications Organization S.A.	46,425	867,673
Mytilineos S.A.	21,404	349,223
OPAP S.A.	22,928	353,674

		1,570,570

Hong Kong—0.8%
Bosideng International Holdings, Ltd. (b)	1,320,000	931,845
China High Speed Transmission Equipment Group Co., Ltd. (a)	535,000	448,495
Huabao International Holdings, Ltd.	257,000	501,457
Kingboard Laminates Holdings, Ltd.	482,000	785,799
Nine Dragons Paper Holdings, Ltd.	263,000	321,592
Sino Biopharmaceutical, Ltd.	87,000	72,513
United Laboratories International Holdings, Ltd. (The)	184,000	122,069
Vinda International Holdings, Ltd. (b)	112,000	331,132
WH Group, Ltd.	31,902	22,695

		3,537,597

Hungary—0.2%
Magyar Telekom Telecommunications plc	42,755	58,348
OTP Bank Nyrt (a)	1,420	83,246
Richter Gedeon Nyrt	23,925	651,234

		792,828

India—11.5%
Adani Ports & Special Economic Zone, Ltd.	49,502	488,755
Ambuja Cements, Ltd.	129,027	695,419
Apollo Tyres, Ltd.	24,674	74,583
Axis Bank, Ltd. (a)	34,865	359,348
Bajaj Auto, Ltd.	6,108	313,684
Bajaj Finance, Ltd.	7,457	766,111
Bajaj Finserv, Ltd.	5,596	1,340,206
Balkrishna Industries, Ltd.	18,235	619,643
Balrampur Chini Mills, Ltd.	70,813	347,137
Bharat Electronics, Ltd.	456,110	1,229,971
Bharat Petroleum Corp., Ltd.	73,019	423,875
Bharti Airtel, Ltd.	51,734	474,427
Birlasoft, Ltd.	108,404	587,305
Bombay Burmah Trading Co.	6,950	106,678
Cadila Healthcare, Ltd.	34,394	253,202
Chambal Fertilizers and Chemicals, Ltd.	117,123	527,348
Cyient, Ltd.	32,220	461,569
DCM Shriram, Ltd.	24,986	337,901
Divi’s Laboratories, Ltd.	22,240	1,431,851
EID Parry India, Ltd. (a)	13,633	76,675
Emami, Ltd.	31,854	244,714
Engineers India, Ltd.	45,586	48,249
Firstsource Solutions, Ltd.	145,770	381,647
GAIL India, Ltd.	510,256	1,073,481
Glenmark Pharmaceuticals, Ltd.	33,640	229,729
Grasim Industries, Ltd.	15,040	335,425
Gujarat State Petronet, Ltd.	106,922	450,900
HCL Technologies, Ltd.	114,853	1,973,243
Hindalco Industries, Ltd.	192,340	1,259,685
Hindustan Aeronautics, Ltd.	24,990	454,343

BHFTI-343

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—(Continued)
Hindustan Petroleum Corp., Ltd.	58,435	$236,253
Hindustan Unilever, Ltd.	23,594	855,586
Housing Development Finance Corp., Ltd.	68,576	2,500,320
ICICI Bank, Ltd.	235,714	2,218,968
Indian Oil Corp., Ltd.	211,293	351,845
Indus Towers, Ltd.	89,557	366,158
Infosys, Ltd. (ADR)	231,700	5,155,325
Ipca Laboratories, Ltd.	8,269	270,516
ITC, Ltd.	18,465	58,272
JB Chemicals & Pharmaceuticals, Ltd.	9,212	228,789
JK Lakshmi Cement, Ltd.	10,953	90,557
JSW Steel, Ltd.	136,576	1,211,146
Kalpataru Power Transmission, Ltd.	46,383	251,271
Kaveri Seed Co., Ltd.	10,900	84,702
Kotak Mahindra Bank, Ltd.	1,481	39,783
LIC Housing Finance, Ltd.	77,860	442,687
Mahanagar Gas, Ltd.	24,872	359,506
Manappuram Finance, Ltd.	19,672	44,555
Marico, Ltd.	58,867	431,113
Muthoot Finance, Ltd.	13,796	267,981
NCC, Ltd.	126,187	138,188
NHPC, Ltd.	800,792	318,202
NMDC, Ltd.	148,990	284,751
Oil & Natural Gas Corp., Ltd.	218,272	421,970
Petronet LNG, Ltd.	15,492	49,536
Power Grid Corp. of India, Ltd.	572,546	1,449,072
REC, Ltd.	534,939	1,131,439
Reliance Industries, Ltd.	139,058	4,687,179
Shriram Transport Finance Co., Ltd.	55,163	959,170
Sonata Software, Ltd.	21,537	256,831
State Bank of India	145,187	886,833
Sun Pharmaceutical Industries, Ltd.	82,734	906,125
Sun TV Network, Ltd.	91,007	616,634
Tata Chemicals, Ltd.	40,486	496,478
Tech Mahindra, Ltd.	81,742	1,515,178
Torrent Power, Ltd.	69,251	470,244
UPL, Ltd.	115,598	1,094,905
Vedanta, Ltd.	114,842	443,974
Vedanta, Ltd. (ADR)	30,900	472,152
Welspun India, Ltd.	229,124	517,415
Wipro, Ltd.	181,442	1,538,888
Wipro, Ltd. (ADR)	68,400	603,972

		52,091,573

Indonesia—1.3%
Adaro Energy Tbk PT	359,062	43,940
AKR Corporindo Tbk PT	1,026,500	311,525
Astra International Tbk PT	1,020,700	389,948
Bank Central Asia Tbk PT	473,100	1,157,204
Bank Mandiri Persero Tbk PT	2,730,900	1,160,520
Bank Rakyat Indonesia Persero Tbk PT	5,167,600	1,373,409
Indo Tambangraya Megah Tbk PT	245,600	356,369
Indofood Sukses Makmur Tbk PT	634,000	280,098
Japfa Comfeed Indonesia Tbk PT	1,385,500	190,475
Telkom Indonesia Persero Tbk PT (ADR)	28,800	731,520
United Tractors Tbk PT	44,900	80,646

		6,075,654

Malaysia—1.1%
AMMB Holdings Bhd (a)	207,700	157,549
Astro Malaysia Holdings Bhd	368,000	90,203
Bumi Armada Bhd (a)	3,077,300	335,224
CIMB Group Holdings Bhd	462,800	527,290
Fraser & Neave Holdings Bhd	753	4,777
Hartalega Holdings Bhd	50,800	74,418
Hong Leong Financial Group Bhd	20,100	87,592
Kossan Rubber Industries	311,100	171,278
Mah Sing Group Bhd	450,200	75,754
MISC Bhd	72,300	118,434
Petronas Gas Bhd	79,500	318,075
Public Bank Bhd	211,200	205,006
RHB Bank Bhd	503,620	656,102
Sime Darby Bhd	1,055,600	569,527
Supermax Corp. Bhd	280,683	159,320
Telekom Malaysia Bhd	598,800	811,807
Tenaga Nasional Bhd	114,000	262,489
Top Glove Corp. Bhd	451,100	310,192
Westports Holdings Bhd	44,200	47,554
YTL Power International Bhd	104,136	16,544

		4,999,135

Mexico—1.6%
America Movil S.A.B. de C.V. - Series L	2,952,573	2,613,352
Arca Continental S.A.B. de C.V.	103,800	632,007
Bolsa Mexicana de Valores S.A.B. de C.V. (b)	41,700	79,879
Fibra Uno Administracion S.A. de C.V.	435,500	495,598
GMexico Transportes S.A.B. de C.V. (b)	42,500	62,778
Grupo Bimbo S.A.B. de C.V. - Series A	167,000	469,330
Grupo Comercial Chedraui S.A. de C.V.	42,700	74,058
Grupo Financiero Banorte S.A.B. de C.V. - Class O	248,300	1,591,338
Grupo Mexico S.A.B. de C.V. - Series B	86,300	343,168
Macquarie Mexico Real Estate Management S.A. de C.V.	21,972	26,313
Orbia Advance Corp. S.A.B. de C.V.	304,100	780,673

		7,168,494

Philippines—0.6%
Filinvest Land, Inc.	2,072,000	44,670
First Gen Corp.	70,600	46,994
Globe Telecom, Inc.	9,810	573,641
International Container Terminal Services, Inc.	171,860	656,607
LT Group, Inc.	243,200	48,507
Manila Electric Co.	49,830	289,972
Nickel Asia Corp.	749,500	76,849
PLDT, Inc.	26,395	870,280
Semirara Mining & Power Corp.	284,500	117,012

		2,724,532

Poland—0.7%
Allegro.eu S.A. (144A) (a)	9,782	142,244
Asseco Poland S.A.	14,433	317,723
Bank Polska Kasa Opieki S.A.	22,125	572,944
Cyfrowy Polsat S.A.	56,230	503,690
Dino Polska S.A. (a)	4,065	339,300
Polskie Gornictwo Naftowe i Gazownictwo S.A.	355,945	577,946
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	75,412	800,150

		3,253,997

BHFTI-344

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Qatar—0.5%
Masraf Al Rayan QSC	621,839	$766,171
Ooredoo QPSC	65,929	132,660
Qatar Electricity & Water Co. QSC	39,194	182,039
Qatar Gas Transport Co., Ltd.	301,507	256,368
Qatar International Islamic Bank QSC	23,669	63,145
Qatar Islamic Bank SAQ	92,282	464,316
Qatar National Bank QPSC	60,312	317,160

		2,181,859

Russia—3.6%
Evraz plc	19,881	158,627
Gazprom PJSC (ADR)	9,700	96,418
Gazprom PJSC (ADR)	288,129	2,836,192
LUKOIL PJSC (ADR)	30,903	2,942,130
Magnit PJSC (GDR)	23,978	401,829
MMC Norilsk Nickel PJSC (ADR)	9,141	270,595
Mobile TeleSystems PJSC (ADR)	126,600	1,220,424
Novatek PJSC (GDR)	2,263	588,508
Novolipetsk Steel PJSC (GDR)	13,598	400,030
PhosAgro PJSC (GDR)	43,539	983,348
Rosneft Oil Co. PJSC (GDR)	77,745	648,193
Sberbank of Russia PJSC (ADR)	178,524	3,317,018
Sberbank of Russia PJSC (ADR)	41,346	775,238
Severstal PAO (GDR)	23,598	491,513
Tatneft PJSC (ADR)	7,842	339,494
X5 Retail Group NV (GDR)	23,631	761,802

		16,231,359

Saudi Arabia—3.3%
Al Rajhi Bank	98,132	3,207,538
Alinma Bank	121,463	775,797
Arab National Bank	51,460	315,177
Arriyadh Development Co.	61,351	449,434
Bank Al-Jazira	203,507	996,844
Banque Saudi Fransi	43,285	482,128
Leejam Sports Co. JSC	11,730	326,670
Mouwasat Medical Services Co.	3,624	174,782
National Medical Care Co.	3,401	56,862
National Petrochemical Co.	12,061	160,794
Qassim Cement Co. (The)	12,489	275,974
Riyad Bank	73,047	525,128
Sahara International Petrochemical Co.	80,418	931,235
Saudi Arabian Oil Co.	23,543	225,957
Saudi Basic Industries Corp.	33,009	1,119,638
Saudi Industrial Investment Group	85,545	930,757
Saudi National Bank (The)	88,169	1,442,619
Saudi Telecom Co.	45,261	1,533,209
United Electronics Co.	10,739	408,122
United International Transportation Co.	36,473	481,811

		14,820,476

Singapore—0.1%
BOC Aviation, Ltd.	45,900	381,506

South Africa—2.9%
Absa Group, Ltd.	57,173	575,519
African Rainbow Minerals, Ltd.	18,469	232,479
Anglo American Platinum, Ltd. (b)	3,900	337,522
AngloGold Ashanti, Ltd.	3,371	53,626
Clicks Group, Ltd.	14,541	267,705
Coronation Fund Managers, Ltd.	127,101	422,533
Exxaro Resources, Ltd.	11,033	117,373
FirstRand, Ltd.	47,156	199,996
Gold Fields, Ltd.	40,523	330,050
Impala Platinum Holdings, Ltd.	68,596	767,468
Investec, Ltd.	131,944	572,440
Kumba Iron Ore, Ltd.	18,926	623,192
Life Healthcare Group Holdings, Ltd. (a)	49,524	74,900
Motus Holdings, Ltd.	34,625	233,709
Mr. Price Group, Ltd. (b)	22,345	298,494
MTN Group (a)	70,631	662,892
MultiChoice Group	47,482	359,385
Naspers, Ltd. - N Shares	9,898	1,631,071
Old Mutual, Ltd.	483,946	529,001
PSG Group, Ltd.	45,366	223,468
Reunert, Ltd.	45,892	144,749
Sasol, Ltd. (a)	22,281	421,209
Shoprite Holdings, Ltd.	105,973	1,254,895
Sibanye Stillwater, Ltd.	311,297	959,255
Standard Bank Group, Ltd.	53,301	506,137
Vodacom Group, Ltd. (b)	68,280	652,992
Woolworths Holdings, Ltd.	154,069	605,094

		13,057,154

South Korea—11.9%
AMOREPACIFIC Group	2,145	87,805
Celltrion, Inc. (a)	2,800	613,014
Cheil Worldwide, Inc.	22,397	424,813
Chong Kun Dang Pharmaceutical Corp.	2,389	241,014
CJ CheilJedang Corp.	1,028	352,434
Com2uSCorp	5,831	484,644
Daishin Securities Co., Ltd.	21,865	379,791
DB HiTek Co., Ltd.	10,316	468,490
DB Insurance Co., Ltd.	8,849	469,787
DoubleUGames Co., Ltd.	3,107	163,210
E-MART, Inc.	7,186	982,553
Green Cross Corp.	1,400	390,031
Green Cross Holdings Corp.	3,469	92,008
GS Engineering & Construction Corp.	7,471	265,553
Hana Financial Group, Inc.	30,099	1,161,785
Hankook Tire & Technology Co., Ltd.	10,788	388,198
HMM Co., Ltd. (a)	3,444	96,901
Huons Co., Ltd.	774	35,318
Hyosung TNC Corp.	913	492,312
Hyundai Engineering & Construction Co., Ltd.	3,321	141,669
Hyundai Glovis Co., Ltd.	5,509	760,619
Hyundai Home Shopping Network Corp.	1,412	84,121
Hyundai Mobis Co., Ltd.	3,127	659,047
Hyundai Motor Co.	8,477	1,412,460
i-SENS, Inc.	2,515	66,324
Kakao Corp.	12,223	1,197,402

BHFTI-345

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—(Continued)
KB Financial Group, Inc.	41,876	$1,947,154
Kia Corp.	27,423	1,852,851
KIWOOM Securities Co., Ltd.	619	56,604
Kolon Industries, Inc.	6,109	510,075
Korea Investment Holdings Co., Ltd.	2,864	205,587
Korea Petrochemical Ind Co., Ltd.	133	23,856
Korea Real Estate Investment & Trust Co., Ltd.	74,754	154,006
KT&G Corp.	15,525	1,059,361
Kumho Petrochemical Co., Ltd.	5,776	915,778
LG Chem, Ltd.	1,875	1,224,746
LG Corp.	3,484	270,962
LG Electronics, Inc.	12,717	1,349,154
LG Innotek Co., Ltd.	5,943	1,029,057
LS Electric Co., Ltd.	909	50,647
Mirae Asset Securities Co., Ltd.	95,568	689,485
NAVER Corp.	4,044	1,317,714
NH Investment & Securities Co., Ltd.	32,191	346,500
Osstem Implant Co., Ltd.	4,035	452,071
POSCO	4,551	1,264,885
Posco International Corp.	8,319	164,700
Samjin Pharmaceutical Co., Ltd.	5,071	106,059
Samsung C&T Corp.	3,561	366,096
Samsung Electro-Mechanics Co., Ltd.	8,449	1,242,916
Samsung Electronics Co., Ltd.	283,602	17,651,050
Samsung Engineering Co., Ltd. (a)	9,160	194,031
Samsung Life Insurance Co., Ltd.	972	59,714
Samsung SDI Co., Ltd.	1,555	935,427
Samsung Securities Co., Ltd.	14,365	573,857
Seegene, Inc.	610	31,361
Shinhan Financial Group Co., Ltd.	34,686	1,165,026
Silicon Works Co., Ltd.	4,991	420,296
SK Gas, Ltd.	1,348	182,533
SK Holdings Co., Ltd.	2,605	578,478
SK Hynix, Inc.	24,353	2,099,971
SK Telecom Co., Ltd. (a)	4,036	1,100,554
Suheung Co., Ltd.	2,317	101,111
Vieworks Co., Ltd.	3,560	119,269

		53,724,245

Taiwan—14.5%
Acer, Inc.	57,000	50,443
ASE Technology Holding Co., Ltd.	372,000	1,448,072
Asustek Computer, Inc.	54,000	627,459
Bioteque Corp.	17,000	67,328
Cathay Financial Holding Co., Ltd.	937,251	1,918,840
Cheng Loong Corp.	134,000	170,164
China Development Financial Holding Corp.	2,769,000	1,392,181
China Life Insurance Co., Ltd.	187,000	192,163
Chipbond Technology Corp.	37,000	89,296
ChipMOS Technologies, Inc.	292,000	488,954
Coretronic Corp.	60,000	118,018
CTBC Financial Holding Co., Ltd.	2,198,000	1,792,335
Delta Electronics, Inc.	27,000	242,899
Evergreen Marine Corp. Taiwan, Ltd.	76,000	334,058
Far Eastern Department Stores, Ltd.	294,000	234,811
Far Eastern International Bank	159,163	59,470

Taiwan—(Continued)
Far Eastern New Century Corp.	54,000	57,283
First Financial Holding Co., Ltd.	841,502	678,240
Fubon Financial Holding Co., Ltd.	821,700	2,241,418
Gamania Digital Entertainment Co., Ltd.	33,000	67,643
Giant Manufacturing Co., Ltd.	59,642	673,974
Great Wall Enterprise Co., Ltd.	56,650	110,759
Ho Tung Chemical Corp.	236,000	89,108
Holtek Semiconductor, Inc.	26,000	103,724
Hon Hai Precision Industry Co., Ltd.	916,000	3,423,253
Huaku Development Co., Ltd.	33,000	105,583
Kindom Development Co., Ltd.	254,100	356,733
King’s Town Bank Co., Ltd.	296,000	439,590
Kung Long Batteries Industrial Co., Ltd.	7,000	34,752
Lite-On Technology Corp.	546,000	1,220,341
MediaTek, Inc.	100,000	3,223,331
Micro-Star International Co., Ltd.	31,000	141,705
momo.com, Inc.	10,400	603,915
Nien Made Enterprise Co., Ltd.	23,000	325,125
Novatek Microelectronics Corp.	84,000	1,219,525
Phison Electronics Corp.	17,000	227,695
Pou Chen Corp.	636,000	762,693
Powertech Technology, Inc.	217,000	802,517
Quanta Computer, Inc.	258,000	716,046
Realtek Semiconductor Corp.	43,000	757,787
Sanyang Motor Co., Ltd.	58,000	54,795
Simplo Technology Co., Ltd.	51,000	524,594
SinoPac Financial Holdings Co., Ltd.	2,574,000	1,276,074
Taishin Financial Holding Co., Ltd.	2,024,818	1,303,558
Taiwan Hon Chuan Enterprise Co., Ltd.	38,000	95,901
Taiwan Semiconductor Manufacturing Co., Ltd.	1,416,000	29,199,400
Teco Electric and Machinery Co., Ltd.	214,000	237,204
Test Research, Inc.	28,000	55,989
Tripod Technology Corp.	14,000	55,766
TXC Corp.	82,000	302,093
Uni-President Enterprises Corp.	446,000	1,084,686
United Integrated Services Co., Ltd.	15,000	94,567
United Microelectronics Corp.	664,000	1,515,149
Wan Hai Lines, Ltd.	40,700	290,042
Yang Ming Marine Transport Corp. (a)	52,000	218,926
YFY, Inc.	232,000	280,052
Yuanta Financial Holding Co., Ltd.	1,611,160	1,418,087

		65,616,114

Thailand—1.8%
AP Thailand PCL (NVDR)	2,154,400	518,443
Charoen Pokphand Foods PCL (NVDR)	442,600	336,839
Chularat Hospital PCL - Class F	2,858,400	317,647
Delta Electronics Thailand PCL	15,600	216,699
Kiatnakin Phatra Bank PCL (NVDR)	318,400	511,867
PTT Exploration & Production PCL (NVDR)	350,700	1,212,398
PTT PCL	1,134,600	1,307,800
Quality Houses PCL (NVDR)	4,976,300	320,037
Siam Cement PCL (The)	44,100	523,960
Siam Commercial Bank PCL (The)	115,400	416,102
SPCG PCL	70,100	35,842
Supalai PCL	311,200	183,952

BHFTI-346

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thailand—(Continued)
Supalai PCL (NVDR)	435,200	$256,853
Thai Union Group PCL (NVDR)	1,438,400	919,729
Thai Vegetable Oil PCL (NVDR)	106,600	98,460
Thanachart Capital PCL	265,000	266,292
Tisco Financial Group PCL (NVDR)	279,200	755,232

		8,198,152

Turkey—0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	20,226	48,654
Coca-Cola Icecek A/S	34,748	331,135
Ford Otomotiv Sanayi A/S	39,725	745,853
KOC Holding A/S	133,217	338,156
Tofas Turk Otomobil Fabrikasi A/S	38,314	223,899
Turkiye Sise ve Cam Fabrikalari	295,945	272,413

		1,960,110

United Arab Emirates—0.9%
Abu Dhabi Commercial Bank PJSC	191,389	388,810
Abu Dhabi Islamic Bank PJSC	202,343	318,759
Aldar Properties PJSC	904,401	1,004,304
Dubai Islamic Bank PJSC	263,829	354,845
Emirates NBD Bank PJSC	150,305	581,536
Emirates Telecommunications Group Co. PJSC	181,113	1,185,093
First Abu Dhabi Bank PJSC	41,981	203,129

		4,036,476

Total Common Stocks (Cost $380,884,083)		425,368,949

Preferred Stocks—1.7%

Brazil—1.1%
Banco Bradesco S.A.	111,760	427,482
Braskem S.A. - Class A (a)	60,200	655,973
Cia Energetica de Minas Gerais	387,400	998,067
Itausa S.A.	524,800	1,073,548
Petroleo Brasileiro S.A.	366,100	1,830,584
Randon S.A. Implementos e Participacoes	33,100	71,600
Unipar Carbocloro S.A.	5,600	81,320

		5,138,574

South Korea—0.6%
Samsung Electronics Co., Ltd.	45,266	2,649,534

Total Preferred Stocks (Cost $6,582,372)		7,788,108

Rights—0.0%

India—0.0%
Bharti Airtel, Ltd., Expires 10/21/21	938	1,841

South Korea—0.0%
Hyundai Engineering & Construction Co., Ltd., Expires 10/22/21 (a)	56	3,755

Total Rights (Cost $0)		5,596

Short-Term Investment—2.1%
Security Description	Shares Principal Amount*	Value

Mutual Funds—2.1%
AIM STIT-STIC Prime Portfolio	9,205,264	9,205,264

Total Short-Term Investments (Cost $9,205,264)		9,205,264

Securities Lending Reinvestments (e)—0.7%

Repurchase Agreements—0.6%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $600,003; collateralized by various Common Stock with an aggregate market value of $666,741.	600,000	600,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $78,335; collateralized by U.S. Treasury Note with rates ranging from 0.125% - 0.875%, maturity dates ranging from 07/15/22 - 01/15/31, and an aggregate market value of $79,902.	78,335	78,335
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $636,361; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $649,088.	636,361	636,361
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $600,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $612,001.	600,000	600,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $650,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $663,000.	650,000	650,000

		2,564,696

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	37,538	37,538

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (f)	100,000	100,000

BHFTI-347

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds —(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	100,000	$100,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	100,000	100,000

		500,000

Total Securities Lending Reinvestments (Cost $3,102,234)		3,102,234

Total Investments—98.6% (Cost $399,773,953)		445,470,151
Other assets and liabilities (net)—1.4%		6,508,312

Net Assets—100.0%		$451,978,463

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $5,173,441 and the collateral received consisted of cash in the amount of $3,102,234 and non-cash collateral with a value of $2,979,038. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $5,452,068, which is 1.2% of net assets.

Ten Largest Industries as of September 30, 2021 (Unaudited)	% of Net Assets
Banks	12.9
Semiconductors & Semiconductor Equipment	9.3
Internet & Direct Marketing Retail	6.9
Oil, Gas & Consumable Fuels	5.8
Technology Hardware, Storage & Peripherals	5.7
Interactive Media & Services	5.7
Metals & Mining	3.6
Chemicals	3.0
Automobiles	2.9
IT Services	2.8

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Mini Futures	12/17/21	291	USD	18,123,480	$(831,226)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts

BHFTI-348

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1		Level 2	Level 3		Total
Common Stocks
Argentina		$1,603,242	$—		$—	$1,603,242
Brazil		14,925,249	—		—	14,925,249
Chile		2,285,605	—		—	2,285,605
China		17,512,100	124,802,289		262,696	142,577,085
Colombia		302,486	—		—	302,486
Czech Republic		—	989,608		—	989,608
Egypt		—	263,843		—	263,843
Greece		—	1,570,570		—	1,570,570
Hong Kong		—	3,537,597		—	3,537,597
Hungary		—	792,828		—	792,828
India		6,231,449	45,860,124		—	52,091,573
Indonesia		731,520	5,344,134		—	6,075,654
Malaysia		—	4,999,135		—	4,999,135
Mexico		7,168,494	—		—	7,168,494
Philippines		—	2,724,532		—	2,724,532
Poland		—	3,253,997		—	3,253,997
Qatar		—	2,181,859		—	2,181,859
Russia		2,092,080	14,139,279		—	16,231,359
Saudi Arabia		—	14,820,476		—	14,820,476
Singapore		—	381,506		—	381,506
South Africa		—	13,057,154		—	13,057,154
South Korea		—	53,724,245		—	53,724,245
Taiwan		—	65,616,114		—	65,616,114
Thailand		3,268,294	4,929,858		—	8,198,152
Turkey		—	1,960,110		—	1,960,110
United Arab Emirates		—	4,036,476		—	4,036,476
Total Common Stocks		56,120,519	368,985,734		262,696	425,368,949
Preferred Stocks
Brazil		5,138,574	—		—	5,138,574
South Korea		—	2,649,534		—	2,649,534
Total Preferred Stocks		5,138,574	2,649,534		—	7,788,108
Total Rights*		—	5,596		—	5,596
Total Short-Term Investment*		9,205,264	—		—	9,205,264
Securities Lending Reinvestments
Repurchase Agreements		—	2,564,696		—	2,564,696
Time Deposit		—	37,538		—	37,538
Mutual Funds		500,000	—		—	500,000
Total Securities Lending Reinvestments		500,000	2,602,234		—	3,102,234
Total Investments		$70,964,357	$374,243,098		$262,696	$445,470,151
Collateral for Securities Loaned (Liability)	$		$(3,102,234)	$		$(3,102,234)
Futures Contracts
Futures Contracts (Unrealized Depreciation)		$(831,226)	$—		$—	$(831,226)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

During the period ended September 30, 2021, a transfer from Level 2 to Level 3 in the amount of $808,399 was due to a trading halt on the security which resulted in the lack of observable inputs.

BHFTI-349

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—97.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—97.1%
Communication Services Select Sector SPDR Fund (a) (b)	562,432	$45,056,428
Consumer Staples Select Sector SPDR Fund (a) (b)	320,971	22,095,644
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	2,200,903	46,329,008
iShares 20+ Year Treasury Bond ETF (a)	458,491	66,169,421
iShares Core MSCI Emerging Markets ETF (a)	1,804,726	111,459,878
iShares Core S&P Mid-Cap ETF (a)	167,891	44,167,085
iShares Core S&P Small-Cap ETF (a)	1,225,567	133,819,661
iShares MSCI Canada ETF (a)	611,937	22,213,313
iShares MSCI EAFE ETF (a)	2,525,183	196,989,526
iShares TIPS Bond ETF (a)	887,291	113,298,188
Materials Select Sector SPDR Fund (a) (b)	279,380	22,101,752
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	1,138,017	124,453,539
SPDR Dow Jones International Real Estate ETF (a) (b)	612,664	21,749,572
SPDR S&P 500 ETF Trust (a) (b)	1,535,950	659,137,583
SPDR S&P International Small Cap ETF (a) (b)	1,141,951	43,947,984
Technology Select Sector SPDR Fund (a) (b)	290,542	43,383,731
Vanguard FTSE Europe ETF (a)	497,629	32,649,439
Vanguard Long-Term Corporate Bond ETF (a)	838,004	88,476,462
Vanguard Real Estate ETF (a)	212,612	21,639,649
Vanguard Total Bond Market ETF (a)	3,418,749	292,132,102

Total Mutual Funds (Cost $1,872,022,262)		2,151,269,965

Short-Term Investment—2.9%

Mutual Funds—2.9%
AIM STIT-STIC Prime Portfolio	63,450,215	63,450,215

Total Short-Term Investments (Cost $63,450,215)		63,450,215

Securities Lending Reinvestments (c)—27.6%

Certificates of Deposit—8.1%
Agricultural Bank of China 0.200%, 11/22/21	9,000,000	9,000,522
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	15,000,000	14,999,730
Barclays Bank plc 0.180%, 04/07/22	15,000,000	15,008,655
Cooperatieve Rabobank UA 0.170%, 03/18/22	13,000,000	13,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	10,000,000	9,999,600
Goldman Sachs Bank USA 0.170%, 02/04/22	7,000,000	7,000,490
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	5,000,000	4,999,200
Mizuho Bank, Ltd. 0.160%, 03/25/22	10,000,000	9,999,510
MUFG Bank Ltd.
0.140%, 01/10/22	10,000,000	10,000,000
0.150%, 01/11/22	4,000,000	4,000,112

Certificates of Deposit —(Continued)
National Australia Bank, Ltd. 0.160%, 03/02/22	5,000,000	4,999,750
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (d)	5,000,000	5,000,765
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	10,000,000	10,000,540
Societe Generale 0.150%, 03/15/22	10,000,000	9,999,540
Standard Chartered Bank (NY)
0.150%, 02/02/22	15,000,000	15,000,000
0.170%, 03/28/22	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.142%, 1M LIBOR + 0.060%, 12/17/21 (d)	5,000,000	5,000,120
0.150%, SOFR + 0.100%, 03/15/22 (d)	6,000,000	5,999,478
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 12/20/21	5,000,000	4,998,500
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	2,000,000	1,998,880
Zero Coupon, 03/21/22	6,000,000	5,995,080
0.060%, 10/05/21	5,000,000	4,999,970
Svenska Handelsbanken AB 0.197%, 3M LIBOR + 0.070%, 11/19/21 (d)	2,000,000	2,000,242

		179,000,684

Commercial Paper—0.5%
Antalis S.A. 0.120%, 12/01/21	5,000,000	4,998,575
UBS AG 0.240%, 03/30/22	5,000,000	4,995,363

		9,993,938

Master Demand Notes—0.5%
Natixis Financial Products LLC 0.300%, OBFR + 0.230%, 10/01/21 (d)	12,000,000	12,000,000

Repurchase Agreements—14.6%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $17,200,091; collateralized by various Common Stock with an aggregate market value of $19,113,230.	17,200,000	17,200,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $20,006,806; collateralized by various Common Stock with an aggregate market value of $22,226,759.	20,000,000	20,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $36,588,434; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $37,320,162.	36,588,393	36,588,393

BHFTI-350

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c) —(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements —(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $20,006,806; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $20,834,478.	20,000,000	$20,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $40,000,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $40,800,057.	40,000,000	40,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $5,114,203.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $7,600,032; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $7,752,034.	7,600,000	7,600,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $50,001,944; collateralized by various Common Stock with an aggregate market value of $55,563,001.	50,000,000	50,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.230%, due on 10/01/21 with a maturity value of $22,000,141; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $24,420,687.	22,000,000	22,000,000
Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $11,000,503; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $12,210,343.	11,000,000	11,000,000

Repurchase Agreements —(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $3,800,185; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $4,220,349.	3,800,000	3,800,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $20,000,028; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $20,401,021.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $35,000,165; collateralized by various Common Stock with an aggregate market value of $38,889,660.	35,000,000	35,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $26,261,184; collateralized by various Common Stock with an aggregate market value of $29,178,537.	26,260,163	26,260,163

		324,448,556

Time Deposits—1.5%
ABN AMRO Bank NV 0.070%, 10/01/21	10,000,000	10,000,000
DZ Bank AG 0.040%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	6,300,000	6,300,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	10,000,000	10,000,000

		33,300,000

Mutual Funds—2.4%
AB Government Money Market Portfolio, Institutional Class 0.010% (e)	13,192,674	13,192,674
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	10,000,000	10,000,000

		53,192,674

Total Securities Lending Reinvestments (Cost $611,925,064)		611,935,852

Total Investments— 127.6% (Cost $2,547,397,541)		2,826,656,032
Other assets and liabilities (net)—(27.6)%		(611,633,378)

Net Assets—100.0%		$2,215,022,654

BHFTI-351

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $654,693,177 and the collateral received consisted of cash in the amount of $611,915,523 and non-cash collateral with a value of $61,214,428. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,151,269,965	$—	$—	$2,151,269,965
Total Short-Term Investment*	63,450,215	—	—	63,450,215
Securities Lending Reinvestments
Certificates of Deposit	—	179,000,684	—	179,000,684
Commercial Paper	—	9,993,938	—	9,993,938
Master Demand Notes	—	12,000,000	—	12,000,000
Repurchase Agreements	—	324,448,556	—	324,448,556
Time Deposits	—	33,300,000	—	33,300,000
Mutual Funds	53,192,674	—	—	53,192,674
Total Securities Lending Reinvestments	53,192,674	558,743,178	—	611,935,852
Total Investments	$2,267,912,854	$558,743,178	$—	$2,826,656,032

Collateral for Securities Loaned (Liability)	$—	$(611,915,523)	$—	$(611,915,523)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-352

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Mutual Funds—97.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—97.4%
Communication Services Select Sector SPDR Fund (a) (b)	227,599	$18,232,956
Consumer Staples Select Sector SPDR Fund (a) (b)	130,013	8,950,095
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (b)	890,924	18,753,950
iShares 20+ Year Treasury Bond ETF (b)	185,521	26,774,391
iShares Core MSCI Emerging Markets ETF (b)	1,022,474	63,147,994
iShares Core S&P Mid-Cap ETF (b)	169,786	44,665,603
iShares Core S&P Small-Cap ETF (b)	661,611	72,241,305
iShares MSCI Canada ETF	496,402	18,019,393
iShares MSCI EAFE ETF (b)	1,702,542	132,815,301
iShares TIPS Bond ETF (b)	215,270	27,487,826
Materials Select Sector SPDR Fund (a) (b)	112,861	8,928,434
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	41,898	4,581,965
SPDR Dow Jones International Real Estate ETF (a) (b)	248,216	8,811,668
SPDR S&P 500 ETF Trust (a) (b)	725,494	311,338,495
SPDR S&P International Small Cap ETF (a) (b)	692,400	26,647,014
Technology Select Sector SPDR Fund (a) (b)	117,526	17,548,982
Vanguard FTSE Europe ETF	201,345	13,210,246
Vanguard Long-Term Corporate Bond ETF (b)	339,047	35,796,582
Vanguard Real Estate ETF (b)	86,107	8,763,971

Total Mutual Funds (Cost $699,848,644)		866,716,171

Short-Term Investment—2.5%

Mutual Funds—2.5%
AIM STIT-STIC Prime Portfolio	22,601,800	22,601,800

Total Short-Term Investments (Cost $22,601,800)		22,601,800

Securities Lending Reinvestments (c)—28.2%

Certificates of Deposit—6.2%
Agricultural Bank of China 0.200%, 11/22/21	2,000,000	2,000,116
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	5,000,000	4,999,910
Barclays Bank plc 0.180%, 04/07/22	5,000,000	5,002,885
Cooperatieve Rabobank UA 0.170%, 03/18/22	3,000,000	3,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	5,000,000	4,999,800
Goldman Sachs Bank USA 0.170%, 02/04/22	7,000,000	7,000,490
Mitsubishi UFJ Trust and Banking Corp. (London) Zero Coupon, 11/15/21	1,000,000	999,840
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (d)	3,000,000	3,000,459
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	2,000,000	2,000,108
Societe Generale 0.150%, 03/15/22	5,000,000	4,999,770

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
0.142%, 1M LIBOR + 0.060%, 12/17/21 (d)	5,000,000	5,000,120
0.150%, SOFR + 0.100%, 03/15/22 (d)	2,000,000	1,999,826
Sumitomo Mitsui Trust Bank (London) Zero Coupon, 12/20/21	8,000,000	7,997,600
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 02/10/22	2,000,000	1,998,880

		54,999,804

Commercial Paper—0.8%
Antalis S.A. 0.120%, 12/01/21	4,000,000	3,998,860
UBS AG 0.240%, 03/30/22	3,000,000	2,997,218

		6,996,078

Repurchase Agreements—15.0%
Barclays Bank plc
Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $5,000,026; collateralized by various Common Stock with an aggregate market value of $5,556,171.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $10,003,403; collateralized by various Common Stock with an aggregate market value of $11,113,380.	10,000,000	10,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $33,545,724; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $34,216,602.	33,545,687	33,545,687
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $30,000,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $30,600,043.	30,000,000	30,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $4,001,633; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $4,091,362.	4,000,000	4,000,000

BHFTI-353

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $4,100,017; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $4,182,018.	4,100,000	$4,100,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $10,000,389; collateralized by various Common Stock with an aggregate market value of $11,112,600.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $3,200,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $3,552,100.	3,200,000	3,200,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $1,500,073; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $1,665,927.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $3,300,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $3,366,168.	3,300,000	3,300,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $10,000,047; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $13,577,764; collateralized by various Common Stock with an aggregate market value of $15,086,117.	13,577,236	13,577,236

		133,222,923

Time Deposits—2.8%
ABN AMRO Bank NV 0.070%, 10/01/21	10,000,000	10,000,000
DZ Bank AG 0.040%, 10/01/21	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	2,500,000	2,500,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	5,000,000	5,000,000

		24,500,000

Mutual Funds—3.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	10,000,000	10,000,000

		30,000,000

Total Securities Lending Reinvestments (Cost $249,714,199)		249,718,805

Total Investments—128.1% (Cost $972,164,643)		1,139,036,776
Other assets and liabilities (net) —(28.1)%		(249,577,642)

Net Assets —100.0%		$889,459,134

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $262,611,643 and the collateral received consisted of cash in the amount of $249,709,163 and non-cash collateral with a value of $21,383,013. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-354

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$866,716,171	$—	$—	$866,716,171
Total Short-Term Investment*	22,601,800	—	—	22,601,800
Securities Lending Reinvestments
Certificates of Deposit	—	54,999,804	—	54,999,804
Commercial Paper	—	6,996,078	—	6,996,078
Repurchase Agreements	—	133,222,923	—	133,222,923
Time Deposits	—	24,500,000	—	24,500,000
Mutual Funds	30,000,000	—	—	30,000,000
Total Securities Lending Reinvestments	30,000,000	219,718,805	—	249,718,805
Total Investments	$919,317,971	$219,718,805	$—	$1,139,036,776

Collateral for Securities Loaned (Liability)	$—	$(249,709,163)	$—	$(249,709,163)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-355

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Boeing Co. (The) (a)	97,926	$21,537,844

Air Freight & Logistics—2.6%
United Parcel Service, Inc. - Class B	459,291	83,636,891

Airlines—0.8%
Southwest Airlines Co. (a) (b)	476,366	24,499,503

Auto Components—0.9%
Magna International, Inc.	381,349	28,692,699

Banks—9.4%
Bank of America Corp.	1,438,448	61,062,118
Fifth Third Bancorp (b)	1,411,574	59,907,200
Huntington Bancshares, Inc.	1,672,000	25,849,120
JPMorgan Chase & Co.	58,120	9,513,663
Signature Bank	95,489	25,999,745
Wells Fargo & Co.	2,575,164	119,513,361

		301,845,207

Beverages—0.8%
Coca-Cola Co. (The)	471,300	24,729,111

Biotechnology—1.3%
AbbVie, Inc.	389,412	42,005,872

Capital Markets—5.0%
Charles Schwab Corp. (The)	844,894	61,542,079
Goldman Sachs Group, Inc. (The)	99,773	37,717,187
Morgan Stanley	623,244	60,647,874

		159,907,140

Chemicals—2.4%
CF Industries Holdings, Inc.	747,983	41,752,411
International Flavors & Fragrances, Inc.	262,382	35,085,721

		76,838,132

Commercial Services & Supplies—0.7%
Stericycle, Inc. (a) (b)	314,121	21,350,804

Communications Equipment—0.9%
Cisco Systems, Inc. (b)	546,604	29,751,656

Containers & Packaging—2.2%
International Paper Co.	1,278,750	71,507,700

Diversified Financial Services —1.5%
Equitable Holdings, Inc.	1,614,123	$47,842,606

Electric Utilities—4.0%
Entergy Corp. (b)	204,000	20,259,240
NextEra Energy, Inc.	426,382	33,479,514
Southern Co. (The) (b)	1,224,303	75,870,057

		129,608,811

Electrical Equipment—0.6%
Rockwell Automation, Inc. (b)	62,425	18,355,447

Electronic Equipment, Instruments & Components—0.8%
TE Connectivity, Ltd.	175,259	24,049,040

Entertainment—1.1%
Walt Disney Co. (The) (a)	212,880	36,012,910

Equity Real Estate Investment Trusts—3.5%
AvalonBay Communities, Inc.	122,533	27,158,214
Welltower, Inc. (b)	331,635	27,326,724
Weyerhaeuser Co. (b)	1,608,751	57,223,273

		111,708,211

Food & Staples Retailing—1.0%
Walmart, Inc.	231,169	32,220,335

Food Products—2.9%
Bunge, Ltd.	296,387	24,102,191
Conagra Brands, Inc. (b)	828,161	28,049,813
Tyson Foods, Inc. - Class A	517,465	40,848,687

		93,000,691

Health Care Equipment & Supplies—5.6%
Becton Dickinson & Co.	218,406	53,688,563
Hologic, Inc. (a)	381,177	28,134,674
Medtronic plc	444,968	55,776,739
Zimmer Biomet Holdings, Inc.	279,011	40,836,050

		178,436,026

Health Care Providers & Services—3.3%
Anthem, Inc.	131,900	49,172,320
Cigna Corp. (b)	158,699	31,765,192
CVS Health Corp.	305,252	25,903,685

		106,841,197

Hotels, Restaurants & Leisure—0.6%
Las Vegas Sands Corp. (a)	486,468	17,804,729

Household Products—1.0%
Kimberly-Clark Corp. (b)	246,213	32,608,450

Industrial Conglomerates—3.9%
General Electric Co.	1,060,522	109,265,582
Siemens AG (ADR)	193,600	15,902,304

		125,167,886

Insurance—7.3%
American International Group, Inc.	1,911,371	104,915,154
Chubb, Ltd.	428,429	74,323,863
Hartford Financial Services Group, Inc. (The)	313,931	22,053,653
Marsh & McLennan Cos., Inc.	225,356	34,125,659

		235,418,329

Interactive Media & Services—0.9%
Alphabet, Inc. - Class C (a)	10,300	27,452,693

BHFTI-356

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.0%
Fiserv, Inc. (a)	291,000	$31,573,500

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.	45,075	25,752,700

Machinery—2.0%
Caterpillar, Inc.	66,000	12,670,020
Cummins, Inc.	106,100	23,825,816
Illinois Tool Works, Inc. (b)	140,695	29,071,808

		65,567,644

Media—2.9%
Comcast Corp. - Class A	812,719	45,455,374
Fox Corp. - Class B	552,940	20,525,133
News Corp. - Class A	1,105,850	26,020,650

		92,001,157

Multi-Utilities—2.4%
Ameren Corp.	363,222	29,420,982
Sempra Energy	386,122	48,844,433

		78,265,415

Multiline Retail—0.5%
Kohl’s Corp.	310,272	14,610,708

Oil, Gas & Consumable Fuels—5.7%
ConocoPhillips	657,417	44,553,150
Exxon Mobil Corp.	612,531	36,029,074
TC Energy Corp. (b)	509,438	24,498,873
TotalEnergies SE (b)	1,639,562	78,584,207

		183,665,304

Pharmaceuticals—4.9%
Elanco Animal Health, Inc. (a) (b)	868,013	27,680,935
Johnson & Johnson	302,457	48,846,805
Merck & Co., Inc.	439,841	33,036,458
Perrigo Co. plc	330,382	15,636,980
Pfizer, Inc.	723,408	31,113,778

		156,314,956

Professional Services—0.4%
Nielsen Holdings plc	682,474	13,096,676

Semiconductors & Semiconductor Equipment—5.4%
Applied Materials, Inc.	376,336	48,445,733
NXP Semiconductors NV	105,618	20,687,398
QUALCOMM, Inc.	427,495	55,138,305
Texas Instruments, Inc.	257,493	49,492,730

		173,764,166

Software—3.3%
Citrix Systems, Inc.	258,000	27,701,460
Microsoft Corp.	278,048	78,387,292

		106,088,752

Specialty Retail—1.4%
TJX Cos., Inc. (The)	688,000	45,394,240

Tobacco—1.3%
Philip Morris International, Inc. (b)	433,036	41,047,482

Total Common Stocks (Cost $2,368,122,685)		3,129,972,620

Convertible Preferred Stocks—0.6%

Electric Utilities—0.4%
Southern Co. (The) 6.750%, 08/01/22	211,505	10,788,870

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.000%, 06/01/23 (b)	137,731	7,434,719

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. 5.000%, 02/01/23 (b)	19,833	989,072

Total Convertible Preferred Stocks (Cost $18,480,922)		19,212,661

Short-Term Investment—1.3%

Mutual Funds—1.3%
T. Rowe Price Treasury Reserve Fund (c)	40,409,440	40,409,440

Total Short-Term Investments (Cost $40,409,440)		40,409,440

Securities Lending Reinvestments (d)—4.1%

Certificates of Deposit—0.6%
Barclays Bank plc 0.180%, 04/07/22	2,000,000	2,001,154
Cooperatieve Rabobank UA 0.170%, 03/18/22	2,000,000	2,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	4,000,000	4,000,280
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	1,000,000	999,840
Mizuho Bank, Ltd. 0.160%, 03/25/22	3,000,000	2,999,853
MUFG Bank Ltd. 0.150%, 01/11/22	2,000,000	2,000,056
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (e)	3,500,000	3,500,084
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	2,000,000	1,999,988

		19,501,255

BHFTI-357

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.5%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $15,196,782; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $15,500,701.	15,196,765	$15,196,765
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,501,021; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $8,003,267; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $8,182,724.	8,000,000	8,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $2,173,346.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $500,002; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $510,002.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $25,000,028; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.065% - 6.625%, maturity dates ranging from 10/12/21 - 01/04/35, and an aggregate market value of $25,000,005.	25,000,000	25,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $5,000,194; collateralized by various Common Stock with an aggregate market value of $5,556,300.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $3,000,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $3,331,855.	3,000,000	3,000,000

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $3,200,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $3,264,163.	3,200,000	$3,200,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $4,000,019; collateralized by various Common Stock with an aggregate market value of $4,444,533.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $3,252,159; collateralized by various Common Stock with an aggregate market value of $3,613,441.	3,252,032	3,252,032

		81,648,797

Time Deposits—0.5%
ABN AMRO Bank NV 0.070%, 10/01/21	5,000,000	5,000,000
DZ Bank AG 0.040%, 10/01/21	3,000,000	3,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	4,000,000	4,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	700,000	700,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (e)	3,000,000	3,000,000

		15,700,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional shares 0.030% (f)	10,000,000	10,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $131,848,598)		131,850,052

Total Investments— 103.7% (Cost $2,558,861,645)		3,321,444,773
Other assets and liabilities (net)—(3.7)%		(118,011,416)

Net Assets—100.0%		$3,203,433,357

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $126,659,076 and the collateral received consisted of cash in the amount of $131,848,380. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.

BHFTI-358

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,129,972,620	$—	$—	$3,129,972,620
Total Convertible Preferred Stocks*	19,212,661	—	—	19,212,661
Total Short-Term Investment*	40,409,440	—	—	40,409,440
Securities Lending Reinvestments
Certificates of Deposit	—	19,501,255	—	19,501,255
Repurchase Agreements	—	81,648,797	—	81,648,797
Time Deposits	—	15,700,000	—	15,700,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	116,850,052	—	131,850,052
Total Investments	$3,204,594,721	$116,850,052	$—	$3,321,444,773

Collateral for Securities Loaned (Liability)	$—	$(131,848,380)	$—	$(131,848,380)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-359

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—95.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
BWX Technologies, Inc. (a)	186,000	$10,017,960
Textron, Inc.	523,300	36,531,573

		46,549,533

Airlines—0.8%
Alaska Air Group, Inc. (b)	2,300	134,780
Southwest Airlines Co. (a) (b)	270,900	13,932,387

		14,067,167

Auto Components—0.7%
Aptiv plc (b)	81,300	12,111,261

Banks—0.4%
Webster Financial Corp. (a)	124,000	6,753,040

Beverages—0.4%
Boston Beer Co., Inc. (The) - Class A (a) (b)	14,087	7,180,848

Biotechnology—4.4%
Alkermes plc (b)	295,400	9,110,136
Alnylam Pharmaceuticals, Inc. (a) (b)	57,200	10,799,932
Argenx SE (ADR) (b)	27,400	8,274,800
Exact Sciences Corp. (a) (b)	65,000	6,204,250
Exelixis, Inc. (a) (b)	105,500	2,230,270
Incyte Corp. (b) (c)	116,456	8,009,844
Ionis Pharmaceuticals, Inc. (a) (b)	168,000	5,634,720
Kodiak Sciences, Inc. (a) (b)	13,600	1,305,328
Neurocrine Biosciences, Inc. (b)	65,000	6,234,150
Seagen, Inc. (b)	77,000	13,074,600
Ultragenyx Pharmaceutical, Inc. (a) (b)	45,000	4,058,550

		74,936,580

Capital Markets—3.6%
Cboe Global Markets, Inc.	111,600	13,822,776
KKR & Co., Inc.	308,000	18,751,040
MarketAxess Holdings, Inc. (a)	20,000	8,413,800
Raymond James Financial, Inc. (a)	51,000	4,706,280
Tradeweb Markets, Inc. - Class A	191,800	15,493,604

		61,187,500

Chemicals—0.5%
RPM International, Inc. (a)	104,300	8,098,895

Commercial Services & Supplies—0.5%
Waste Connections, Inc.	69,000	8,689,170

Construction Materials—0.5%
Martin Marietta Materials, Inc. (a)	22,838	7,803,288

Consumer Finance—0.3%
SoFi Technologies, Inc. (a) (b)	354,243	5,625,379

Containers & Packaging—4.4%
Ardagh Metal Packaging S.A. (b)	216,692	2,158,252
Avery Dennison Corp.	74,800	15,499,308

Containers & Packaging—(Continued)
Ball Corp. (a)	416,900	37,508,493
Packaging Corp. of America	43,000	5,909,920
Sealed Air Corp. (a)	242,000	13,259,180

		74,335,153

Diversified Consumer Services—1.0%
Bright Horizons Family Solutions, Inc. (a) (b)	42,600	5,939,292
Terminix Global Holdings, Inc. (a) (b)	275,100	11,463,417

		17,402,709

Electric Utilities—0.2%
Eversource Energy	43,000	3,515,680

Electrical Equipment—0.1%
Shoals Technologies Group, Inc. - Class A (a) (b)	86,000	2,397,680

Electronic Equipment, Instruments & Components—3.6%
Amphenol Corp. - Class A (a)	122,200	8,948,706
Cognex Corp.	53,300	4,275,726
Corning, Inc.	340,000	12,406,600
Keysight Technologies, Inc. (a) (b)	142,000	23,329,180
Littelfuse, Inc. (a)	5,400	1,475,658
National Instruments Corp.	274,000	10,749,020

		61,184,890

Entertainment—1.9%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	179,000	9,202,390
Playtika Holding Corp. (b)	136,600	3,774,258
Spotify Technology S.A. (b)	59,200	13,340,128
Zynga, Inc. - Class A (b)	885,000	6,664,050

		32,980,826

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc.	89,400	16,847,430

Food Products—0.4%
TreeHouse Foods, Inc. (a) (b)	154,500	6,161,460

Health Care Equipment & Supplies—9.4%
Alcon, Inc. (a)	142,000	11,426,740
Cooper Cos., Inc. (The) (a)	56,000	23,145,360
Dentsply Sirona, Inc.	99,300	5,764,365
Hologic, Inc. (b)	594,000	43,843,140
ICU Medical, Inc. (b)	40,800	9,521,904
Ortho Clinical Diagnostics Holdings plc (b)	271,800	5,022,864
Quidel Corp. (a) (b)	78,000	11,009,700
Teleflex, Inc. (a)	95,123	35,818,565
West Pharmaceutical Services, Inc.	30,700	13,033,378

		158,586,016

Health Care Providers & Services—1.3%
Acadia Healthcare Co., Inc. (a) (b)	230,000	14,669,400
Agilon Health, Inc. (b)	58,451	1,532,001

BHFTI-360

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Molina Healthcare, Inc. (b)	23,000	$6,240,130

		22,441,531

Health Care Technology—1.5%
Doximity, Inc. - Class A (b)	33,700	2,719,590
Multiplan Corp. (a) (b)	673,000	3,788,990
Veeva Systems, Inc. - Class A (b)	66,000	19,019,220

		25,527,800

Hotels, Restaurants & Leisure—4.7%
Chipotle Mexican Grill, Inc. (b)	10,000	18,175,200
Domino’s Pizza, Inc.	22,000	10,493,120
DraftKings, Inc. - Class A (a) (b)	112,000	5,393,920
Hilton Worldwide Holdings, Inc. (b)	175,000	23,119,250
MGM Resorts International (a)	249,600	10,770,240
Vail Resorts, Inc. (b)	37,100	12,393,255

		80,344,985

Household Products—0.3%
Reynolds Consumer Products, Inc. (a)	182,100	4,978,614

Industrial Conglomerates—0.8%
Roper Technologies, Inc.	29,500	13,160,835

Insurance—1.5%
Assurant, Inc. (a)	88,200	13,913,550
Axis Capital Holdings, Ltd.	161,000	7,412,440
Bright Health Group, Inc. (a) (b)	80,946	660,519
Kemper Corp. (a)	56,900	3,800,351

		25,786,860

Interactive Media & Services—1.5%
IAC/InterActiveCorp. (b)	55,000	7,165,950
Match Group, Inc. (a) (b)	68,000	10,675,320
Pinterest, Inc. - Class A (b)	45,400	2,313,130
Vimeo, Inc. (a) (b)	158,756	4,662,664

		24,817,064

Internet & Direct Marketing Retail—1.5%
Deliveroo Holdings plc † (b) (c)	1,484,400	5,687,810
Etsy, Inc. (a) (b)	68,300	14,203,668
Farfetch, Ltd. - Class A (b)	111,933	4,195,249
Wayfair, Inc. - Class A (a) (b)	2,300	587,673

		24,674,400

IT Services—1.8%
Broadridge Financial Solutions, Inc. (a)	36,400	6,065,696
FleetCor Technologies, Inc. (a) (b)	76,200	19,908,774
Jack Henry & Associates, Inc. (a)	21,000	3,445,260
Thoughtworks Holding, Inc. (b)	49,271	1,414,570
Toast, Inc. - Class A (a) (b)	7,024	350,849

		31,185,149

Life Sciences Tools & Services—5.5%
Agilent Technologies, Inc.	213,500	33,632,655
Avantor, Inc. (b)	648,000	26,503,200
Bruker Corp. (a)	404,000	31,552,400
PPD, Inc. (b)	25,900	1,211,861

		92,900,116

Machinery—4.8%
Colfax Corp. (a) (b)	402,702	18,484,022
Fortive Corp.	208,000	14,678,560
IDEX Corp. (a)	78,900	16,328,355
Ingersoll Rand, Inc. (b)	615,000	31,002,150

		80,493,087

Metals & Mining—0.5%
Kirkland Lake Gold, Ltd. (a)	205,600	8,550,904

Multi-Utilities—1.1%
Ameren Corp.	76,000	6,156,000
Sempra Energy	99,000	12,523,500

		18,679,500

Multiline Retail—1.7%
Dollar General Corp. (a)	90,700	19,241,098
Dollar Tree, Inc. (b)	90,700	8,681,804

		27,922,902

Oil, Gas & Consumable Fuels—0.2%
Venture Global LNG, Inc. - Series B† (b) (c) (d)	78	358,027
Venture Global LNG, Inc. - Series C† (b) (c) (d)	540	2,478,649

		2,836,676

Personal Products—0.1%
Olaplex Holdings, Inc. (b)	88,549	2,169,450

Pharmaceuticals—4.0%
Catalent, Inc. (b)	325,800	43,354,206
Elanco Animal Health, Inc. (a) (b)	357,000	11,384,730
Perrigo Co. plc	290,300	13,739,899

		68,478,835

Professional Services—5.2%
Clarivate plc (b)	781,379	17,112,200
CoStar Group, Inc. (a) (b)	207,200	17,831,632
Equifax, Inc.	68,000	17,232,560
Legalzoom.com, Inc (a) (b)	11,578	305,659
Leidos Holdings, Inc. (a)	48,300	4,643,079
TransUnion	188,600	21,181,666
Upwork, Inc. (a) (b)	56,900	2,562,207
Verisk Analytics, Inc. (a)	37,700	7,550,179

		88,419,182

Road & Rail—1.4%
J.B. Hunt Transport Services, Inc.	140,000	23,410,800

BHFTI-361

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—7.1%
Entegris, Inc.	136,000	$17,122,400
KLA Corp.	57,200	19,133,972
Lattice Semiconductor Corp. (b)	50,000	3,232,500
Marvell Technology, Inc.	471,200	28,418,072
Microchip Technology, Inc. (a)	261,800	40,183,682
Skyworks Solutions, Inc.	77,000	12,688,060

		120,778,686

Software—7.6%
Atlassian Corp. plc - Class A (b)	27,200	10,646,624
Bill.com Holdings, Inc. (a) (b)	26,300	7,020,785
Black Knight, Inc. (b)	168,000	12,096,000
CCC Intelligent Solutions Holdings, Inc. (a) (b)	216,661	2,277,107
Ceridian HCM Holding, Inc. (a) (b)	175,000	19,708,500
Citrix Systems, Inc.	76,900	8,256,753
Clear Secure, Inc. - Class A (b)	23,327	957,574
Crowdstrike Holdings, Inc. - Class A (a) (b)	39,500	9,708,310
DocuSign, Inc. (a) (b)	81,800	21,057,774
Fortinet, Inc. (b)	56,000	16,354,240
Ncino, Inc. (a) (b)	45,400	3,224,762
Procore Technologies, Inc. (a) (b)	3,903	348,694
Procore Technologies, Inc.† (b) (c)	14,061	1,214,340
PTC, Inc. (b)	79,400	9,511,326
SentinelOne, Inc. - Class A (b)	14,472	775,265
Splunk, Inc. (b)	38,596	5,585,227

		128,743,281

Specialty Retail—3.6%
Bath & Body Works, Inc.	68,000	4,286,040
Burlington Stores, Inc. (b)	90,800	25,748,156
Five Below, Inc. (b)	22,600	3,995,906
O’Reilly Automotive, Inc. (b)	30,800	18,820,648
Ross Stores, Inc. (a)	75,000	8,163,750
Warby Parker, Inc. - Class A (b)	11,416	605,619

		61,620,119

Textiles, Apparel & Luxury Goods—0.5%
Lululemon Athletica, Inc. (b)	9,000	3,642,300
ON Holding AG - Class A (a) (b)	28,030	844,544
VF Corp.	54,400	3,644,256

		8,131,100

Total Common Stocks (Cost $957,640,726)		1,612,466,381

Convertible Preferred Stocks—2.0%

Automobiles—1.6%
Rivian Automotive, Inc.
Series D† (b) (c) (d)	274,442	19,493,615
Series E† (b) (c) (d)	103,567	7,356,364
Sila Nano, Inc.
Series F† (b) (c) (d)	43,934	1,813,279

		28,663,258

Commercial Services & Supplies—0.1%
Redwood Materials, Inc.
Series C† (b) (c) (d)	18,350	869,854

Health Care Providers & Services—0.1%
Caris Life Sciences, Inc. - Series D† (b) (c) (d)	156,199	1,265,212

Internet & Direct Marketing Retail—0.0%
Maplebear, Inc.
Series I† (b) (c) (d)	3,514	439,250

Real Estate Management & Development—0.1%
WeWork Cos., Inc.
Series D2† (b) (c)	37,341	277,929
Series D1† (b) (c)	89,839	668,672

		946,601

Software—0.1%
Databricks, Inc.
Series G† (b) (c) (d)	3,374	743,806
Series H† (b) (c) (d)	4,062	895,478

		1,639,284

Total Convertible Preferred Stocks (Cost $12,552,064)		33,823,459

Short-Term Investment—2.9%

Mutual Funds—2.9%
T. Rowe Price Treasury Reserve Fund (e)	48,423,562	48,423,562

Total Short-Term Investments (Cost $48,423,562)		48,423,562

Securities Lending Reinvestments (f)—13.2%

Certificates of Deposit—4.2%
Agricultural Bank of China 0.190%, 11/17/21	3,000,000	3,000,120
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (g)	4,000,000	3,999,928
Bank of Nova Scotia 0.175%, 3M LIBOR + 0.050%, 11/08/21 (g)	3,000,000	3,000,213
Barclays Bank plc 0.180%, 04/07/22	5,000,000	5,002,885
Cooperatieve Rabobank UA 0.159%, 3M LIBOR + 0.040%, 01/11/22 (g)	2,000,000	2,000,280
0.170%, 03/18/22	5,000,000	5,000,000
Credit Industriel et Commercial Zero Coupon, 10/12/21	5,000,000	4,999,800
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755

BHFTI-362

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
MUFG Bank Ltd. 0.140%, 01/10/22	5,000,000	$5,000,000
0.150%, 01/11/22	2,000,000	2,000,056
National Australia Bank, Ltd. 0.160%, 03/02/22	3,000,000	2,999,850
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (g)	3,000,000	3,000,459
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (g)	2,000,000	2,000,108
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (g)	2,000,000	2,000,022
Societe Generale 0.140%, 01/05/22	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp. 0.142%, 1M LIBOR + 0.060%, 12/17/21 (g)	5,000,000	5,000,120
Sumitomo Mitsui Trust Bank (London)
Zero Coupon, 12/20/21	3,000,000	2,999,100
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/10/22	2,000,000	1,998,880
0.060%, 10/05/21	2,000,000	1,999,988
Svenska Handelsbanken AB 0.197%, 3M LIBOR + 0.070%, 11/19/21 (g)	1,000,000	1,000,121

		71,002,035

Commercial Paper—0.5%
Antalis S.A. 0.130%, 10/15/21	3,000,000	2,999,838
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (g)	2,000,000	2,000,122
UBS AG 0.240%, 03/30/22	4,000,000	3,996,290

		8,996,250

Repurchase Agreements—6.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $13,866,113; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $14,143,420.	13,866,098	13,866,098
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $20,000,028; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $20,400,028.	20,000,000	20,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $10,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 02/29/24 - 05/15/49, and an aggregate market value of $10,200,001.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $6,002,450; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.500%, maturity dates ranging from 02/28/26 - 08/15/39, and an aggregate market value of $5,114,203.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $5,433,364.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,800,008; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $1,836,008.	1,800,000	1,800,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $10,000,389; collateralized by various Common Stock with an aggregate market value of $11,112,600.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $1,500,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $1,665,047.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $2,500,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $2,776,545.	2,500,000	2,500,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $3,600,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $3,672,184.	3,600,000	3,600,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $24,000,113; collateralized by various Common Stock with an aggregate market value of $26,667,195.	24,000,000	24,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $2,195,207; collateralized by various Common Stock with an aggregate market value of $2,439,073.	2,195,122	2,195,122

		105,461,220

BHFTI-363

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—1.6%
ABN AMRO Bank NV 0.070%, 10/01/21	5,000,000	$5,000,000
DZ Bank AG 0.040%, 10/01/21	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,700,000	1,700,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (g)	5,000,000	5,000,000
Svenska Handelsbanken (NY) 0.030%, 10/01/21	5,000,000	5,000,000

		26,700,000

Mutual Funds—0.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (h)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (h)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (h)	1,000,000	1,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $223,153,823)		223,159,505

Total Investments—113.2% (Cost $1,241,770,175)		1,917,872,907
Other assets and liabilities (net)—(13.2)%		(222,997,353)

Net Assets—100.0%		$1,694,875,554

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2021, the market value of restricted securities was $43,562,285, which is 2.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $225,957,772 and the collateral received consisted of cash in the amount of $223,147,891 and non-cash collateral with a value of $9,675,521. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 3.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. — Series D	05/11/21	156,199	$1,265,212	$1,265,212
Databricks Group, Ltd. — Series G	02/01/21	3,374	598,439	743,806
Databricks Group, Ltd. — Series H	08/31/21	4,062	895,478	895,478
Deliveroo Holdings plc	09/12/17-05/16/19	1,484,400	2,635,073	5,687,810
Maplebear, Inc. — Series I	02/26/21	3,514	439,250	439,250
Procore Technologies, Inc.	07/15/20	14,061	759,065	1,214,340
Redwood Materials, Inc. — Series C	05/28/21	18,350	869,854	869,854
Rivian Automotive, Inc. —Series D	12/23/19	274,442	2,948,605	19,493,615
Rivian Automotive, Inc. —Series E	07/10/20	103,567	1,604,253	7,356,364
Sila Nano, Inc. —Series F	01/07/21	43,934	1,813,279	1,813,279
Venture Global LNG, Inc. —Series B	03/08/18	78	235,560	358,027
Venture Global LNG, Inc. —Series C	10/16/17-03/08/18	540	1,987,525	2,478,649
WeWork Cos., Inc. — Series D2	12/09/14	37,341	621,771	277,929
WeWork Cos., Inc. —Series D1	12/09/14	89,839	1,495,923	668,672

				$43,562,285

BHFTI-364

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$46,549,533	$—	$—	$46,549,533
Airlines	14,067,167	—	—	14,067,167
Auto Components	12,111,261	—	—	12,111,261
Banks	6,753,040	—	—	6,753,040
Beverages	7,180,848	—	—	7,180,848
Biotechnology	74,936,580	—	—	74,936,580
Capital Markets	61,187,500	—	—	61,187,500
Chemicals	8,098,895	—	—	8,098,895
Commercial Services & Supplies	8,689,170	—	—	8,689,170
Construction Materials	7,803,288	—	—	7,803,288
Consumer Finance	5,625,379	—	—	5,625,379
Containers & Packaging	74,335,153	—	—	74,335,153
Diversified Consumer Services	17,402,709	—	—	17,402,709
Electric Utilities	3,515,680	—	—	3,515,680
Electrical Equipment	2,397,680	—	—	2,397,680
Electronic Equipment, Instruments & Components	61,184,890	—	—	61,184,890
Entertainment	32,980,826	—	—	32,980,826
Food & Staples Retailing	16,847,430	—	—	16,847,430
Food Products	6,161,460	—	—	6,161,460
Health Care Equipment & Supplies	158,586,016	—	—	158,586,016
Health Care Providers & Services	22,441,531	—	—	22,441,531
Health Care Technology	25,527,800	—	—	25,527,800
Hotels, Restaurants & Leisure	80,344,985	—	—	80,344,985
Household Products	4,978,614	—	—	4,978,614
Industrial Conglomerates	13,160,835	—	—	13,160,835
Insurance	25,786,860	—	—	25,786,860
Interactive Media & Services	24,817,064	—	—	24,817,064
Internet & Direct Marketing Retail	18,986,590	5,687,810	—	24,674,400
IT Services	31,185,149	—	—	31,185,149
Life Sciences Tools & Services	92,900,116	—	—	92,900,116
Machinery	80,493,087	—	—	80,493,087
Metals & Mining	8,550,904	—	—	8,550,904
Multi-Utilities	18,679,500	—	—	18,679,500
Multiline Retail	27,922,902	—	—	27,922,902
Oil, Gas & Consumable Fuels	—	—	2,836,676	2,836,676
Personal Products	2,169,450	—	—	2,169,450
Pharmaceuticals	68,478,835	—	—	68,478,835
Professional Services	88,419,182	—	—	88,419,182
Road & Rail	23,410,800	—	—	23,410,800
Semiconductors & Semiconductor Equipment	120,778,686	—	—	120,778,686
Software	127,528,941	1,214,340	—	128,743,281

BHFTI-365

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$61,620,119	$—	$—	$61,620,119
Textiles, Apparel & Luxury Goods	8,131,100	—	—	8,131,100
Total Common Stocks	1,602,727,555	6,902,150	2,836,676	1,612,466,381
Convertible Preferred Stocks
Automobiles	—	—	28,663,258	28,663,258
Commercial Services & Supplies	—	—	869,854	869,854
Health Care Providers & Services	—	—	1,265,212	1,265,212
Internet & Direct Marketing Retail	—	—	439,250	439,250
Real Estate Management & Development	—	946,601	—	946,601
Software	—	—	1,639,284	1,639,284
Total Convertible Preferred Stocks	—	946,601	32,876,858	33,823,459
Total Short—Term Investment*	48,423,562	—	—	48,423,562
Securities Lending Reinvestments
Certificates of Deposit	—	71,002,035	—	71,002,035
Commercial Paper	—	8,996,250	—	8,996,250
Repurchase Agreements	—	105,461,220	—	105,461,220
Time Deposits	—	26,700,000	—	26,700,000
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	212,159,505	—	223,159,505
Total Investments	$1,662,151,117	$220,008,256	$35,713,534	$1,917,872,907

Collateral for Securities Loaned (Liability)	$—	$(223,147,891)	$—	$(223,147,891)

*	See Schedule of Investments for additional detailed categorizations.

Investments in Securities	Balance as of December 31, 2020	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfer Out	Balance as of September 30, 2021	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2021
Common Stocks
IT Services	$3,613,718	$—	$—	$(3,613,718)	$—	$—
Oil, Gas & Consumable Fuels	3,439,349	(602,673)	—	—	2,836,676	(602,673)
Software	707,805	—	—	(707,805)	—	—
Textiles, Apparel & Luxury Goods	91,107	—	—	(91,107)	—	—
Convertible Preferred Stocks
Automobiles	6,002,783	20,847,196	1,813,279	—	28,663,258	20,847,196
Commercial Services & Supplies	—	—	869,854	—	869,854	—
Health Care Providers & Services	—	—	1,265,212	—	1,265,212	—
Internet & Direct Marketing Retail	4,774,498	—	439,250	(4,774,498)	439,250	—
Real Estate Management & Development	0	—	—	(0)	—	—
Software	178,038	—	1,639,284	(178,038)	1,639,284	—
Textiles, Apparel & Luxury Goods	188,934	—	—	(188,934)	—	—

	$18,996,232	$20,244,523	$6,026,879	$(9,554,100)	$35,713,534	$20,244,523

	Fair Value at Sepetember 30, 2021	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Oil, Gas & Consumable Fuels	$2,836,676	Market Transaction Method	Precedent Transaction	$5,200.00	$5,200.00	$5,200.00	Increase
		Comparable Company Analysis	Enterprise Value/EBITDA	10.8x	12.7x	11.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Convertible Preferred Stocks
Automobiles	26,849,979	Market Transaction Method	Precedent Transaction	$71.03	$71.03	$71.03	Increase
	1,813,279	Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
Commercial Services & Supplies	869,854	Market Transaction Method	Precedent Transaction	$47.40	$47.40	$47.40	Increase
Health Care Providers & Services	1,265,212	Market Transaction Method	Precedent Transaction	$8.10	$8.10	$8.10	Increase
Internet & Direct Marketing Retail	439,250	Market Transaction Method	Precedent Transaction	$125.00	$125.00	$125.00	Increase
Software	1,639,284	Market Transaction Method	Precedent Transaction	$220.45	$220.45	$220.45	Increase

BHFTI-366

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—71.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—31.7%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	701,066	$740,720
Fannie Mae 20 Yr. Pool
2.000%, 08/01/40	2,922,190	2,946,576
2.000%, 10/01/40	7,219,011	7,319,389
2.000%, 11/01/40	4,242,504	4,287,241
2.000%, 07/01/41	4,362,449	4,431,298
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	9,716,253	10,481,062
3.000%, 09/01/49	5,334,063	5,666,949
3.500%, 01/01/48	3,801,245	4,046,403
3.500%, 02/01/48	2,063,890	2,199,341
4.000%, 06/01/47	1,119,577	1,207,907
4.500%, 02/01/46	1,934,703	2,138,827
4.500%, 05/01/48	5,741,754	6,222,407
4.500%, 08/01/48	1,090,107	1,182,068
Fannie Mae Pool
2.455%, 04/01/40	2,790,000	2,894,690
3.000%, 10/01/49	1,595,178	1,631,268
3.500%, 01/01/44	3,243,126	3,505,238
4.000%, 08/01/42	493,716	542,248
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	2,560,186	2,664,605
3.500%, 01/25/47	4,481,806	4,635,245
3.500%, 06/25/47	2,064,866	2,141,612
Freddie Mac 15 Yr. Gold Pool
3.000%, 03/01/31	1,063,077	1,124,744
3.000%, 06/01/33	298,218	315,116
3.500%, 11/01/33	1,549,310	1,651,863
3.500%, 01/01/34	2,656,362	2,854,056
Freddie Mac 30 Yr. Gold Pool
3.000%, 09/01/46	1,243,485	1,313,976
3.000%, 10/01/46	3,350,369	3,547,445
3.000%, 11/01/46	5,176,923	5,484,170
3.000%, 01/01/47	6,275,263	6,664,227
3.500%, 01/01/44	2,359,382	2,569,499
3.500%, 04/01/45	3,768,748	4,141,928
3.500%, 11/01/45	408,833	439,745
3.500%, 06/01/46	1,505,506	1,605,151
3.500%, 08/01/46	1,674,035	1,816,945
3.500%, 04/01/47	8,404,566	9,148,416
3.500%, 12/01/47	13,684,799	14,741,479
3.500%, 01/01/48	15,144,622	16,578,344
3.500%, 03/01/48	11,128,176	12,147,905
4.000%, 01/01/45	2,569,739	2,859,344
4.000%, 12/01/45	5,953,314	6,606,155
4.000%, 03/01/48	518,123	572,246
4.000%, 06/01/48	35,914	39,392
4.000%, 11/01/48	831,354	916,525
4.500%, 10/01/48	2,162,785	2,344,852
5.000%, 06/01/48	693,652	764,628
5.000%, 08/01/48	104,599	115,310
5.000%, 10/01/48	1,256,879	1,383,813
Freddie Mac 30 Yr. Pool
3.000%, 01/01/50	6,982,129	7,425,379

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	6,405,518
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	1,077,969	1,122,862
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (a)	15,750,000	15,946,875
2.500%, TBA (a)	28,075,000	28,931,507
3.000%, 10/20/46	1,149,523	1,210,047
3.000%, 12/20/46	3,552,290	3,743,838
3.000%, 04/20/47	716,522	754,944
3.000%, 11/20/47	1,320,275	1,389,515
3.500%, 04/20/46	2,600,440	2,757,674
3.500%, 05/20/46	1,165,447	1,238,431
3.500%, 06/20/46	260,412	276,936
3.500%, 11/20/46	3,929,845	4,172,081
3.500%, 01/20/47	673,657	715,662
3.500%, 09/20/47	1,317,289	1,396,524
3.500%, 11/20/47	2,655,367	2,812,766
4.000%, 11/20/47	1,391,178	1,490,269
4.000%, 12/20/47	1,251,329	1,340,426
4.000%, 03/20/48	934,309	1,000,816
4.000%, 10/20/48	1,829,335	1,949,789
4.500%, 02/20/47	2,475,197	2,711,381
4.500%, 06/20/47	3,958,237	4,291,542
5.000%, 06/20/47	2,137,069	2,350,399
5.000%, 09/20/47	1,136,868	1,243,957
Ginnie Mae II Pool
3.000%, 10/20/49	1,566,361	1,608,341
3.500%, 07/20/49	256,300	264,416
Government National Mortgage Association (CMO) 3.500%, 09/20/48	2,062,850	2,213,962
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (a)	22,625,000	22,821,201
2.000%, TBA (a)	31,075,000	31,961,123
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (a)	170,750,000	170,903,409
2.500%, TBA (a)	151,550,000	155,960,341

		655,044,299

U.S. Treasury—39.4%
U.S. Treasury Bonds
2.000%, 08/15/51	93,570,000	91,917,905
2.250%, 05/15/41	23,395,000	24,327,145
2.375%, 05/15/51 (b)	23,145,000	24,700,055
U.S. Treasury Inflation Indexed Bond 0.125%, 02/15/51 (c)	4,655,029	5,098,469
U.S. Treasury Notes
0.125%, 07/31/23 (b)	154,165,000	153,833,786
0.125%, 08/31/23 (b)	102,240,000	101,968,425
0.250%, 09/30/23	95,560,000	95,485,344
0.625%, 07/31/26 (b)	60,020,000	59,058,742
0.750%, 08/31/26 (b)	78,790,000	77,946,701
0.875%, 09/30/26	130,060,000	129,358,896

BHFTI-367

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.250%, 08/15/31 (b)	52,035,000	$50,774,777

		814,470,245

Total U.S. Treasury & Government Agencies (Cost $1,468,449,135)		1,469,514,544

Corporate Bonds & Notes—23.1%

Aerospace/Defense—0.3%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	1,636,283
Boeing Co. (The) 1.433%, 02/04/24	3,500,000	3,505,233

		5,141,516

Agriculture—0.6%
BAT Capital Corp.
4.390%, 08/15/37 (b)	830,000	891,448
4.540%, 08/15/47	5,585,000	5,785,813
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	2,800,000	2,946,124
Reynolds American, Inc.
5.700%, 08/15/35	1,170,000	1,400,338
5.850%, 08/15/45	1,805,000	2,165,742

		13,189,465

Airlines—0.1%
American Airlines Pass-Through Trust 4.000%, 07/15/25	925,730	898,524
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	1,187,267	1,225,193

		2,123,717

Auto Manufacturers—0.6%
Ford Motor Credit Co. LLC
0.999%, 3M LIBOR + 0.880%, 10/12/21 (d)	2,205,000	2,204,999
3.219%, 01/09/22	1,889,000	1,893,723
3.339%, 03/28/22	2,155,000	2,167,133
General Motors Co. 4.875%, 10/02/23	3,330,000	3,599,250
General Motors Financial Co., Inc.
3.150%, 06/30/22	1,290,000	1,313,193
3.450%, 04/10/22	405,000	409,232
4.200%, 11/06/21	645,000	647,276

		12,234,806

Banks—6.0%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (d)	9,885,000	9,941,741
1.734%, SOFR + 0.960%, 07/22/27 (d)	5,925,000	5,949,380
2.087%, SOFR + 1.060%, 06/14/29 (b) (d)	1,570,000	1,567,480
3.970%, 3M LIBOR + 1.070%, 03/05/29 (d)	990,000	1,101,040

Banks—(Continued)
Citigroup, Inc. 1.462%, SOFR + 0.770%, 06/09/27 (b) (d)	6,875,000	6,834,485
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (d)	1,310,000	1,280,206
2.193%, SOFR + 2.044%, 06/05/26 (144A) (d)	5,220,000	5,317,973
3.091%, SOFR + 1.730%, 05/14/32 (144A) (d)	2,690,000	2,750,595
4.282%, 01/09/28 (144A)	340,000	377,904
4.550%, 04/17/26	440,000	494,263
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (d)	3,140,000	3,123,877
Goldman Sachs Group, Inc. (The)
1.093%, SOFR + 0.789%, 12/09/26 (d)	1,025,000	1,010,058
1.431%, SOFR + 0.798%, 03/09/27 (d)	5,605,000	5,589,586
1.542%, SOFR + 0.818%, 09/10/27 (d)	1,970,000	1,962,115
HSBC Holdings plc
0.976%, SOFR + 0.708%, 05/24/25 (d)	1,600,000	1,597,182
1.589%, SOFR + 1.290%, 05/24/27 (d)	1,325,000	1,316,073
2.013%, SOFR + 1.732%, 09/22/28 (b) (d)	5,400,000	5,398,675
2.206%, SOFR + 1.285%, 08/17/29 (b) (d)	2,880,000	2,856,556
2.633%, SOFR + 1.402%, 11/07/25 (d)	1,835,000	1,914,027
JPMorgan Chase & Co.
0.969%, SOFR + 0.580%, 06/23/25 (b) (d)	785,000	785,963
1.470%, SOFR + 0.765%, 09/22/27 (d)	3,145,000	3,124,876
1.578%, SOFR + 0.885%, 04/22/27 (d)	5,370,000	5,380,890
2.005%, SOFR + 1.585%, 03/13/26 (b) (d)	1,700,000	1,741,285
2.083%, SOFR + 1.850%, 04/22/26 (d)	4,385,000	4,510,242
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (d)	1,200,000	1,198,991
2.858%, 3M LIBOR + 1.249%, 03/17/23 (d)	2,330,000	2,355,929
3.870%, 1Y H15 + 3.500%, 07/09/25 (d)	2,515,000	2,711,645
Macquarie Group, Ltd. 2.691%, SOFR + 1.440%, 06/23/32 (144A) (d)	1,165,000	1,163,261
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (d)	6,170,000	6,140,666
1.593%, SOFR + 0.879%, 05/04/27 (d)	2,740,000	2,748,152
3.875%, 01/27/26 (b)	2,010,000	2,225,063
Natwest Group plc 4.269%, 3M LIBOR + 1.762%, 03/22/25 (d)	3,830,000	4,133,106
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (d)	3,445,000	3,451,041
1.532%, 1Y H15 + 1.250%, 08/21/26 (d)	330,000	329,337
1.673%, SOFR + 0.989%, 06/14/27 (d)	1,250,000	1,244,676
3.571%, 01/10/23 (b)	1,200,000	1,210,327
Santander UK plc 5.000%, 11/07/23 (144A)	3,950,000	4,269,436
UBS AG 0.700%, 08/09/24 (144A) (b)	3,150,000	3,146,188
Wells Fargo & Co.
2.164%, 3M LIBOR + 0.750%, 02/11/26 (d)	5,625,000	5,802,473
2.393%, SOFR + 2.100%, 06/02/28 (b) (d)	2,035,000	2,098,980
2.879%, SOFR + 1.432%, 10/30/30 (d)	4,095,000	4,276,658

		124,432,401

BHFTI-368

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,500,000	$1,812,661
4.900%, 02/01/46	2,374,000	2,918,156
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48	1,200,000	1,432,590
Bacardi, Ltd.
4.450%, 05/15/25 (144A)	405,000	446,379
5.300%, 05/15/48 (144A)	1,980,000	2,581,823

		9,191,609

Chemicals—0.2%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	4,273,000	4,236,542
5.000%, 09/26/48	460,000	594,814

		4,831,356

Commercial Services—0.3%
IHS Markit, Ltd.
4.750%, 02/15/25 (144A)	2,445,000	2,704,952
4.750%, 08/01/28	1,500,000	1,756,275
5.000%, 11/01/22 (144A)	1,535,000	1,590,414

		6,051,641

Diversified Financial Services—1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	1,685,000	1,736,218
3.500%, 01/15/25	1,765,000	1,857,151
3.875%, 01/23/28	475,000	509,968
3.950%, 02/01/22	2,480,000	2,500,741
Air Lease Corp. 2.300%, 02/01/25	4,715,000	4,843,016
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,252,982
2.875%, 02/15/25 (144A)	1,995,000	2,052,682
3.950%, 07/01/24 (144A)	560,000	594,568
GE Capital Funding LLC 4.400%, 05/15/30	215,000	249,125
GE Capital International Funding Co. 4.418%, 11/15/35	10,635,000	12,762,556
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	2,330,000	2,434,711
5.500%, 02/15/24 (144A)	390,000	425,585
Raymond James Financial, Inc. 4.950%, 07/15/46	995,000	1,285,217

		32,504,520

Electric—1.6%
Appalachian Power Co.
3.300%, 06/01/27 (b)	760,000	820,928
4.450%, 06/01/45	1,440,000	1,721,675
Duke Energy Carolinas LLC 4.250%, 12/15/41	1,300,000	1,544,707
Duke Energy Corp. 2.550%, 06/15/31 (b)	680,000	688,989

Electric—(Continued)
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	1,154,008
4.100%, 03/15/43	2,325,000	2,715,010
El Paso Electric Co. 3.300%, 12/15/22	825,000	845,449
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	2,695,124
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,729,831
International Transmission Co. 4.625%, 08/15/43	2,750,000	3,400,806
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,165,124
PacifiCorp 3.350%, 07/01/25	2,000,000	2,147,784
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	570,000	602,268
4.150%, 04/15/25 (144A)	2,800,000	2,979,046
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,360,029
Southwestern Electric Power Co. 4.100%, 09/15/28	3,000,000	3,384,878

		32,955,656

Food—0.3%
Kraft Heinz Foods Co.
4.875%, 10/01/49 (b)	1,645,000	2,002,121
5.000%, 07/15/35	1,000,000	1,229,765
5.200%, 07/15/45	1,915,000	2,398,622

		5,630,508

Gas—0.3%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	4,291,066
Spire, Inc. 4.700%, 08/15/44 (b)	1,000,000	1,140,920

		5,431,986

Healthcare-Services—1.5%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	2,070,520
Anthem, Inc. 3.650%, 12/01/27	2,235,000	2,482,789
Centene Corp. 3.000%, 10/15/30	4,362,000	4,471,050
CommonSpirit Health
2.782%, 10/01/30	870,000	895,894
3.347%, 10/01/29	1,050,000	1,128,876
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A)	2,050,000	2,060,051
HCA, Inc.
2.375%, 07/15/31	465,000	456,992
4.125%, 06/15/29	2,493,000	2,784,736
5.000%, 03/15/24	1,000,000	1,097,479

BHFTI-369

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
5.250%, 04/15/25	1,000,000	$1,133,553
5.250%, 06/15/26	1,505,000	1,727,017
5.250%, 06/15/49 (b)	3,200,000	4,084,318
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,938,239
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	2,460,547

		31,792,061

Insurance—0.6%
Athene Global Funding 1.985%, 08/19/28 (144A)	5,100,000	5,034,080
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (d)	3,530,000	4,375,619
Farmers Insurance Exchange 4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (d)	90,000	101,853
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (d)	3,500,000	3,675,501

		13,187,053

Internet—0.1%
Tencent Holdings, Ltd.
3.680%, 04/22/41 (144A)	920,000	954,280
3.840%, 04/22/51 (144A)	910,000	946,218

		1,900,498

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.375%, 05/01/47	4,700,000	5,627,290
Time Warner Cable LLC 5.500%, 09/01/41	2,065,000	2,530,846
ViacomCBS, Inc. 4.200%, 05/19/32 (b)	1,780,000	2,036,096
Walt Disney Co. (The) 3.600%, 01/13/51 (b)	1,275,000	1,420,242

		11,614,474

Oil & Gas—0.7%
Chevron USA, Inc. 5.050%, 11/15/44	1,050,000	1,397,184
Exxon Mobil Corp.
3.452%, 04/15/51	1,773,000	1,885,458
4.327%, 03/19/50	2,402,000	2,942,214
Hess Corp. 5.600%, 02/15/41 (b)	1,200,000	1,499,341
Occidental Petroleum Corp. 4.500%, 07/15/44	620,000	622,982
Petroleos Mexicanos
6.750%, 09/21/47	3,228,000	2,815,349
6.950%, 01/28/60 (b)	355,000	310,235
7.690%, 01/23/50	2,110,000	1,997,959

		13,470,722

Packaging & Containers—0.4%
Amcor Finance USA, Inc. 3.625%, 04/28/26	2,625,000	2,863,004
Berry Global, Inc. 1.570%, 01/15/26 (144A)	4,810,000	4,808,749

		7,671,753

Pharmaceuticals—1.4%
AbbVie, Inc.
4.050%, 11/21/39	685,000	787,208
4.400%, 11/06/42	2,600,000	3,105,913
4.450%, 05/14/46	1,384,000	1,667,778
4.500%, 05/14/35	599,000	716,021
4.550%, 03/15/35	775,000	928,768
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	1,195,000	1,321,010
4.375%, 12/15/28 (144A)	3,900,000	4,415,463
4.400%, 07/15/44 (144A)	1,205,000	1,366,027
4.625%, 06/25/38 (144A)	1,250,000	1,474,089
4.875%, 06/25/48 (144A) (b)	1,965,000	2,404,444
Cigna Corp.
3.400%, 03/15/51 (b)	739,000	759,639
3.875%, 10/15/47 (b)	3,350,000	3,728,284
CVS Health Corp.
5.050%, 03/25/48	5,205,000	6,699,888
5.125%, 07/20/45	275,000	354,400

		29,728,932

Pipelines—1.2%
Enbridge Energy Partners L.P. 5.875%, 10/15/25	850,000	990,776
Energy Transfer L.P.
5.000%, 05/15/50 (b)	1,130,000	1,303,708
5.150%, 03/15/45	2,352,000	2,692,125
5.400%, 10/01/47	1,200,000	1,429,938
6.500%, 02/01/42	3,048,000	3,960,031
Kinder Morgan, Inc. 5.550%, 06/01/45	1,275,000	1,624,084
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30 (b)	840,000	896,779
4.500%, 12/15/26	2,500,000	2,793,000
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A)	3,000,000	3,120,000
Ruby Pipeline LLC 8.000%, 04/01/22 (144A) (b)	2,262,727	2,117,674
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,332,056

		24,260,171

Real Estate Investment Trusts—1.0%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23	1,500,000	1,561,476
4.125%, 07/01/24 (b)	2,750,000	2,984,872
CyrusOne L.P. / CyrusOne Finance Corp /CyrusOne L.P. 2.150%, 11/01/30 (b)	1,755,000	1,649,138

BHFTI-370

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	385,000	$405,971
4.000%, 01/15/30	365,000	391,944
5.250%, 06/01/25	1,000,000	1,115,080
5.300%, 01/15/29	265,000	309,828
5.375%, 04/15/26	3,160,000	3,592,762
5.750%, 06/01/28	2,000,000	2,346,500
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	2,043,162
SL Green Operating Partnership L.P. 3.250%, 10/15/22	2,038,000	2,088,442
Ventas Realty L.P. 3.250%, 10/15/26	2,500,000	2,673,241

		21,162,416

Retail—0.1%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	3,028,399

Savings & Loans—0.2%
Nationwide Building Society
3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (d)	1,425,000	1,449,778
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (b) (d)	2,820,000	2,939,966

		4,389,744

Semiconductors—0.1%
Intel Corp. 3.050%, 08/12/51 (b)	2,157,000	2,142,784

Software—0.3%
Oracle Corp.
3.600%, 04/01/50	2,750,000	2,753,295
3.950%, 03/25/51	2,710,000	2,858,018

		5,611,313

Telecommunications—2.6%
AT&T, Inc.
2.550%, 12/01/33 (b)	6,050,000	5,952,099
3.800%, 12/01/57	5,084,000	5,193,570
4.300%, 12/15/42	2,701,000	3,014,545
4.750%, 05/15/46	1,590,000	1,901,873
4.850%, 03/01/39	1,368,000	1,639,472
5.250%, 03/01/37	2,485,000	3,082,905
Level 3 Financing, Inc.
3.400%, 03/01/27 (144A)	575,000	605,676
3.875%, 11/15/29 (144A)	2,890,000	3,090,277
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.738%, 03/20/25 (144A)	7,420,000	7,924,560
5.152%, 03/20/28 (144A)	1,650,000	1,885,125
T-Mobile USA, Inc.
2.550%, 02/15/31	1,025,000	1,028,653
3.750%, 04/15/27	2,145,000	2,363,127
3.875%, 04/15/30	3,983,000	4,397,878
4.375%, 04/15/40	2,335,000	2,690,310

Telecommunications—(Continued)
Verizon Communications, Inc.
2.355%, 03/15/32 (144A)	3,195,000	3,159,677
2.550%, 03/21/31 (b)	1,105,000	1,118,581
Vodafone Group plc
4.875%, 06/19/49	2,620,000	3,266,733
5.250%, 05/30/48	1,070,000	1,384,978

		53,700,039

Total Corporate Bonds & Notes (Cost $452,943,466)		477,379,540

Asset-Backed Securities—8.5%

Asset-Backed - Home Equity—1.0%
Asset-Backed Funding Certificates Trust 0.366%, 1M LIBOR + 0.280%, 09/25/36 (d)	1,991,123	1,980,685
JPMorgan Mortgage Acquisition Corp. 0.791%, 1M LIBOR + 0.705%, 06/25/35 (d)	889,477	889,550
New Century Home Equity Loan Trust 0.866%, 1M LIBOR + 0.780%, 08/25/34 (d)	6,357,406	6,241,584
Option One Mortgage Loan Trust 0.746%, 1M LIBOR + 0.660%, 05/25/35 (d)	1,157,461	1,158,035
Soundview Home Loan Trust 0.296%, 1M LIBOR + 0.210%, 06/25/37 (d)	12,061,188	10,275,167

		20,545,021

Asset-Backed - Other—3.9%
AGL CLO, Ltd. 1.290%, 3M LIBOR + 1.160%, 07/20/34 (144A) (d)	5,400,000	5,403,715
Ameriquest Mortgage Securities, Inc.
0.671%, 1M LIBOR + 0.585%, 03/25/36 (d)	1,735,410	1,730,118
0.836%, 1M LIBOR + 0.750%, 01/25/36 (d)	5,965,000	5,962,208
AMMC CLO, Ltd.
1.175%, 3M LIBOR + 1.050%, 07/24/29 (144A) (d)	4,750,000	4,750,285
1.266%, 3M LIBOR + 1.140%, 10/16/28 (144A) (d)	2,038,100	2,038,217
BSPRT Issuer, Ltd.
1.134%, 1M LIBOR + 1.050%, 09/15/35 (144A) (d)	1,743,189	1,743,189
1.234%, 1M LIBOR + 1.150%, 05/15/29 (144A) (d)	3,738,264	3,735,969
1.434%, 1M LIBOR + 1.350%, 03/15/28 (144A) (d)	3,970,453	3,970,453
CWABS Asset-Backed Certificates Trust 1.136%, 1M LIBOR + 1.050%, 11/25/35 (d)	2,101,350	2,102,231
Dryden XXVI Senior Loan Fund 1.026%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	2,238,304	2,238,107
FS Rialto 1.285%, 1M LIBOR + 1.200%, 12/16/36 (144A) (d)	4,520,000	4,508,551
LCM XIII L.P. 1.274%, 3M LIBOR + 1.140%, 07/19/27 (144A) (d)	4,700,000	4,701,156
Madison Park Funding, Ltd. 1.058%, 3M LIBOR + 0.920%, 01/22/28 (144A) (d)	1,778,708	1,778,660
Neuberger Berman CLO XX, Ltd. 1.788%, 3M LIBOR + 1.650%, 07/15/34 (144A) (d)	5,000,000	5,005,335
Octagon Investment Partners 46, Ltd. 1.269%, 3M LIBOR + 1.160%, 07/15/36 (144A) (d)	5,520,000	5,534,865
Popular ABS Mortgage Pass-Through Trust 0.669%, 1M LIBOR + 0.585%, 02/25/36 (d)	5,237,015	5,225,746

BHFTI-371

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Rockford Tower CLO, Ltd. 1.324%, 3M LIBOR + 1.190%, 10/20/30 (144A) (d)	5,200,000	$5,203,089
Structured Asset Investment Loan Trust 0.886%, 1M LIBOR + 0.800%, 07/25/34 (d)	2,090,226	2,081,654
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (d)	3,106,148	3,148,087
Vantage Data Centers Issuer LLC 4.196%, 11/16/43 (144A)	4,863,192	5,055,711
Wellman Park CLO, Ltd. 1.228%, 3M LIBOR + 1.100%, 07/15/34 (144A) (d)	4,750,000	4,751,696

		80,669,042

Asset-Backed - Student Loan—3.6%
Navient Student Loan Trust
1.136%, 1M LIBOR + 1.050%, 07/26/66 (144A) (d)	5,600,000	5,610,648
1.586%, 1M LIBOR + 1.500%, 10/25/58 (d)	2,470,000	2,487,194
SLC Student Loan Trust
0.276%, 3M LIBOR + 0.160%, 09/15/39 (d)	10,432,691	10,244,799
0.276%, 3M LIBOR + 0.160%, 03/15/55 (d)	8,310,000	8,170,230
SLM Student Loan Trust
0.185%, 3M LIBOR + 0.060%, 01/25/22 (d)	7,285,657	7,112,895
0.455%, 3M LIBOR + 0.330%, 01/25/22 (d)	2,856,126	2,806,637
0.495%, 3M LIBOR + 0.370%, 01/25/40 (d)	3,313,018	3,164,147
0.675%, 3M LIBOR + 0.550%, 10/25/64 (144A) (d)	4,753,979	4,790,698
0.836%, 1M LIBOR + 0.750%, 05/26/26 (d)	5,340,604	5,239,297
0.836%, 1M LIBOR + 0.750%, 01/25/45 (144A) (d)	2,658,197	2,659,792
1.225%, 3M LIBOR + 1.100%, 07/25/23 (d)	5,461,599	5,475,193
1.316%, 3M LIBOR + 1.200%, 12/15/33 (144A) (d)	4,005,823	4,017,412
1.625%, 3M LIBOR + 1.500%, 04/25/23 (d)	2,347,776	2,365,681
1.886%, 1M LIBOR + 1.800%, 09/25/43 (d)	5,800,000	5,798,904
Wachovia Student Loan Trust 0.295%, 3M LIBOR + 0.170%, 04/25/40 (144A) (d)	5,408,163	5,294,125

		75,237,652

Total Asset-Backed Securities (Cost $172,319,194)		176,451,715

Mortgage-Backed Securities—4.9%

Collateralized Mortgage Obligations—3.0%
Banc of America Funding Trust 2.500%, 03/25/40 (144A) (d)	758,829	758,010
CIM Trust
1.951%, 06/25/57 (144A) (d)	7,881,719	7,975,511
2.000%, 05/01/61 (144A) (d)	8,562,822	8,572,414
2.000%, 08/25/61 (144A) (d)	6,105,146	6,072,557
3.000%, 10/25/59 (144A) (d)	6,198,152	6,290,038
3.750%, 07/25/58 (144A) (d)	4,328,723	4,321,747
Credit Suisse Mortgage Trust
1.019%, 09/27/46 (144A) (d)	596,492	599,251
3.850%, 09/25/57 (144A) (d)	5,798,642	6,103,496
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	5,248,548	5,456,554

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Resecuritization Trust
0.984%, 1M LIBOR + 0.450%, 08/26/47 (144A) (d)	454,094	454,769
2.963%, 08/26/47 (144A) (d)	1,479,120	1,484,381
Nomura Resecuritization Trust
0.344%, -1 x 1M LIBOR + 0.426%, 02/25/37 (144A) (d)	441,400	434,158
0.604%, 11/26/35 (144A) (d)	1,044,811	1,045,695
PHH Alternative Mortgage Trust 0.686%, 1M LIBOR + 0.600%, 07/25/37 (d)	6,459,671	6,447,170
WaMu Mortgage Pass-Through Certificates Trust
0.666%, 1M LIBOR + 0.580%, 10/25/45 (d)	2,525,517	2,536,192
2.619%, 06/25/34 (d)	3,836,554	3,910,019

		62,461,962

Commercial Mortgage-Backed Securities—1.9%
BAMLL Commercial Mortgage Securities Trust 4.227%, 08/10/38 (144A) (d)	3,265,000	3,703,009
BX Commercial Mortgage Trust 3.202%, 12/09/41 (144A)	895,000	956,700
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,479,088
Century Plaza Towers 2.865%, 11/13/39 (144A)	1,730,000	1,823,626
Credit Suisse Mortgage Capital Certificates 1.064%, 1M LIBOR + 0.980%, 05/15/36 (144A) (d)	5,000,000	5,014,329
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,959,067
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (d)	1,850,000	1,966,005
3.228%, 07/10/39 (144A)	1,875,000	2,026,669
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	2,187,471
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	2,750,000	2,857,415
Natixis Commercial Mortgage Securities Trust 1.046%, 1M LIBOR + 0.950%, 08/15/38 (144A) (d)	5,380,000	5,380,000
2.966%, 12/15/38 (144A)	1,840,000	1,920,140
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	2,459,761
RBS Commercial Funding, Inc. Trust 3.961%, 01/15/32 (144A) (d)	1,205,000	1,269,202
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (d)	1,519,000	1,604,002
4.144%, 01/05/43 (144A) (d)	110,000	121,322

		37,727,806

Total Mortgage-Backed Securities (Cost $97,967,526)		100,189,768

Municipals—0.5%
Miami-Dade County, FL Aviation Revenue 3.555%, 10/01/34	600,000	647,635
New York City Transitional Finance Authority, Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,468,040
5.267%, 05/01/27	2,150,000	2,567,303

BHFTI-372

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	$2,421,057
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	3,485,000	3,744,397

Total Municipals (Cost $10,031,731)		10,848,432

Short-Term Investments—12.1%

Mutual Funds—0.4%
State Street Institutional Liquid Reserves Fund, Trust Class, 0.050% (e)	8,004,847	8,006,447

U.S. Treasury—11.7%
U.S. Treasury Bills
0.036%, 12/14/21 (b) (f)	25,945,000	25,943,240
0.040%, 01/06/22 (f)	62,780,000	62,774,085
0.042%, 12/21/21 (f)	8,410,000	8,409,470
0.045%, 02/10/22 (f)	90,700,000	90,685,035
0.046%, 02/03/22 (f)	9,375,000	9,373,454
0.048%, 01/20/22 (f)	44,050,000	44,044,906

		241,230,190

Total Short-Term Investments (Cost $249,234,015)		249,236,637

Securities Lending Reinvestments (g)—20.2%

Certificates of Deposit—5.9%
Agricultural Bank of China
0.190%, 11/17/21	4,000,000	4,000,160
0.200%, 11/22/21	3,000,000	3,000,174
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	13,000,000	12,999,766
Barclays Bank plc 0.180%, 04/07/22	15,000,000	15,008,655
Cooperatieve Rabobank UA 0.170%, 03/18/22	15,000,000	15,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	5,000,000	5,000,350
Mitsubishi UFJ Trust and Banking Corp. (London)
Zero Coupon, 11/15/21	2,000,000	1,999,680
Mizuho Bank, Ltd. 0.160%, 03/25/22	5,000,000	4,999,755
MUFG Bank Ltd.
0.140%, 01/10/22	7,000,000	7,000,000
0.150%, 01/11/22	5,000,000	5,000,140
National Australia Bank, Ltd. 0.160%, 03/02/22	5,000,000	4,999,750
Natixis S.A. (New York) 0.167%, 3M LIBOR + 0.040%, 02/11/22 (d)	3,000,000	3,000,459
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	5,000,000	5,000,270
Royal Bank of Canada New York 0.185%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,011

Certificates of Deposit—(Continued)
Societe Generale 0.150%, 03/15/22	7,000,000	6,999,678
Standard Chartered Bank (NY) 0.170%, 03/28/22	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
0.142%, 1M LIBOR + 0.060%, 12/17/21 (d)	5,000,000	5,000,120
0.150%, SOFR + 0.100%, 03/15/22 (d)	5,000,000	4,999,565
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 03/15/22	5,000,000	4,996,250
Zero Coupon, 03/21/22	3,000,000	2,997,540
0.060%, 10/05/21	5,000,000	4,999,970

		122,002,293

Commercial Paper—0.7%
Antalis S.A.
0.120%, 12/01/21	3,000,000	2,999,145
0.130%, 10/15/21	3,000,000	2,999,838
Bedford Row Funding Corp. 0.214%, 3M LIBOR + 0.080%, 10/21/21 (d)	3,000,000	3,000,183
UBS AG 0.240%, 03/30/22	5,000,000	4,995,363

		13,994,529

Repurchase Agreements—9.1%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $500,003; collateralized by various Common Stock with an aggregate market value of $555,617.	500,000	500,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $40,086,602; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $40,888,290.	40,086,557	40,086,557
BofA Securities, Inc.
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $25,000,118; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/28/21 - 11/15/39, and various Common Stock with an aggregate market value of $25,744,726.	25,000,000	25,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $3,001,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/21/21 - 08/15/48, and various Common Stock with an aggregate market value of $3,125,172.	3,000,000	$3,000,000
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/30/21 at 0.060%, due on 10/01/21 with a maturity value of $20,000,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 2.875%, maturity dates ranging from 10/31/21 - 02/15/50, and an aggregate market value of $20,400,003.	20,000,000	20,000,000

BHFTI-373

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $9,800,041; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $9,996,043.	9,800,000	$9,800,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $8,008,867; collateralized by various Common Stock with an aggregate market value of $8,800,123.	8,000,000	8,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $5,000,194; collateralized by various Common Stock with an aggregate market value of $5,556,300.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $2,500,114; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $2,775,078.	2,500,000	2,500,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/21 at 0.340%, due on 11/04/21 with a maturity value of $5,001,653; collateralized by various Common Stock with an aggregate market value of $5,555,608.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $35,140,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $35,844,593.	35,140,000	35,140,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $35,050,166; collateralized by various Common Stock with an aggregate market value of $38,945,217.	35,050,000	35,050,000

		189,076,557

Time Deposits—3.8%
ABN AMRO Bank NV 0.070%, 10/01/21	14,000,000	14,000,000
DZ Bank AG 0.040%, 10/01/21	8,000,000	8,000,000
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	10,000,000	10,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	4,500,000	4,500,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	5,000,000	5,000,000
Nordea Bank ABP (NY) 0.050%, 10/01/21	15,000,000	15,000,000
Skandi New York 0.050%, 10/01/21	7,000,000	7,000,000

Time Deposits—(Continued)
Svenska Handelsbanken (NY) 0.030%, 10/01/21	15,000,000	$15,000,000

		78,500,000

Mutual Funds—0.7%
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	15,000,000	15,000,000

Total Securities Lending Reinvestments (Cost $418,563,082)		418,573,379

Total Investments—140.4% (Cost $2,869,508,149)		2,902,194,015
Other assets and liabilities (net)—(40.4)%		(834,461,991)

Net Assets—100.0%		$2,067,732,024

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $406,449,341 and the collateral received consisted of cash in the amount of $418,557,805 and non-cash collateral with a value of $2,195,835. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Principal amount of security is adjusted for inflation.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $290,470,349, which is 14.0% of net assets.

BHFTI-374

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Ultra 10 Year Futures	12/21/21	1	USD	145,250	$(2,867)

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	12/31/21	(140)	USD	(30,807,656)	26,654

Net Unrealized Appreciation					$23,787

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M LIBOR	Quarterly	1.026%	Semi-Annually	07/24/25	USD	47,170,000	$(278,992)	$—	$(278,992)
Pay	3M LIBOR	Quarterly	1.034%	Semi-Annually	07/24/25	USD	34,890,000	(200,865)	—	(200,865)
Pay	3M LIBOR	Quarterly	1.073%	Semi-Annually	07/24/25	USD	23,585,000	(117,675)	—	(117,675)
Pay	3M LIBOR	Quarterly	1.390%	Semi-Annually	09/28/25	USD	54,410,000	(14,946)	—	(14,946)
Receive	3M LIBOR	Semi-Annually	1.773%	Quarterly	07/24/53	USD	3,940,000	179,500	—	179,500
Receive	3M LIBOR	Semi-Annually	1.785%	Quarterly	07/24/53	USD	2,915,000	124,262	—	124,262
Receive	3M LIBOR	Semi-Annually	1.808%	Quarterly	07/24/53	USD	1,970,000	73,589	—	73,589
Receive	3M LIBOR	Semi-Annually	1.870%	Quarterly	09/28/53	USD	4,645,000	112,853	—	112,853

Totals								$(122,274)	$—	$(122,274)

(1)	There is no upfront payment premium paid or (received) therefore the market value equals unrealized appreciation.

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-375

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,469,514,544	$—	$1,469,514,544
Total Corporate Bonds & Notes*	—	477,379,540	—	477,379,540
Total Asset-Backed Securities*	—	176,451,715	—	176,451,715
Total Mortgage-Backed Securities*	—	100,189,768	—	100,189,768
Total Municipals*	—	10,848,432	—	10,848,432
Short-Term Investments
Mutual Funds	8,006,447	—	—	8,006,447
U.S. Treasury	—	241,230,190	—	241,230,190
Total Short-Term Investments	8,006,447	241,230,190	—	249,236,637
Securities Lending Reinvestments
Certificates of Deposit	—	122,002,293	—	122,002,293
Commercial Paper	—	13,994,529	—	13,994,529
Repurchase Agreements	—	189,076,557	—	189,076,557
Time Deposits	—	78,500,000	—	78,500,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	403,573,379	—	418,573,379
Total Investments	$23,006,447	$2,879,187,568	$—	$2,902,194,015

Collateral for Securities Loaned (Liability)	$—	$(418,557,805)	$—	$(418,557,805)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$26,654	$—	$—	$26,654
Futures Contracts (Unrealized Depreciation)	(2,867)	—	—	(2,867)
Total Futures Contracts	$23,787	$—	$—	$23,787
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$490,204	$—	$490,204
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(612,478)	—	(612,478)
Total Centrally Cleared Swap Contracts	$—	$(122,274)	$—	$(122,274)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-376

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Textron, Inc.	361,000	$25,201,410

Airlines—1.6%
Alaska Air Group, Inc. (a)	290,000	16,994,000

Auto Components—3.2%
Aptiv plc (a)	83,300	12,409,201
BorgWarner, Inc. (b)	494,300	21,358,703

		33,767,904

Banks—4.7%
Huntington Bancshares, Inc. (b)	935,300	14,459,738
Prosperity Bancshares, Inc.	191,100	13,592,943
Zions Bancorp N.A. (b)	343,000	21,228,270

		49,280,951

Building Products—1.0%
Owens Corning	129,400	11,063,700

Capital Markets—1.6%
Bank of New York Mellon Corp. (The)	316,000	16,381,440

Chemicals—5.3%
Corteva, Inc.	265,000	11,151,200
Eastman Chemical Co.	110,000	11,081,400
International Flavors & Fragrances, Inc.	116,800	15,618,496
Westlake Chemical Corp.	202,500	18,455,850

		56,306,946

Commercial Services & Supplies—1.0%
Republic Services, Inc.	85,500	10,265,130

Communications Equipment—1.0%
Motorola Solutions, Inc. (b)	45,800	10,640,256

Containers & Packaging—4.1%
AptarGroup, Inc.	71,500	8,533,525
Avery Dennison Corp.	79,000	16,369,590
Packaging Corp. of America	133,000	18,279,520

		43,182,635

Electric Utilities—2.4%
Alliant Energy Corp.	254,000	14,218,920
Xcel Energy, Inc.	180,000	11,250,000

		25,468,920

Electrical Equipment—2.6%
Hubbell, Inc. (b)	87,300	15,772,491
Vertiv Holdings Co. (b)	505,000	12,165,450

		27,937,941

Electronic Equipment, Instruments & Components—2.6%
Amphenol Corp. - Class A (b)	168,300	12,324,609

Electronic Equipment, Instruments & Components—(Continued)
Flex, Ltd. (a)	850,000	15,028,000

		27,352,609

Equity Real Estate Investment Trusts—9.2%
Alexandria Real Estate Equities, Inc. (b)	70,000	13,374,900
American Homes 4 Rent - Class A	326,000	12,427,120
Americold Realty Trust (b)	251,500	7,306,075
Camden Property Trust	89,400	13,183,818
Equity LifeStyle Properties, Inc.	167,600	13,089,560
Highwoods Properties, Inc.	228,900	10,039,554
Lamar Advertising Co. - Class A (b)	128,100	14,532,945
National Retail Properties, Inc. (b)	312,000	13,475,280

		97,429,252

Food & Staples Retailing—1.8%
Sysco Corp.	244,200	19,169,700

Food Products—5.7%
Archer-Daniels-Midland Co.	353,400	21,207,534
Hershey Co. (The)	111,500	18,871,375
Tyson Foods, Inc. - Class A	249,000	19,656,060

		59,734,969

Health Care Equipment & Supplies—3.2%
Cooper Cos., Inc. (The) (b)	36,600	15,127,146
Hill-Rom Holdings, Inc.	125,300	18,795,000

		33,922,146

Health Care Providers & Services—2.4%
Molina Healthcare, Inc. (a)	27,200	7,379,632
Quest Diagnostics, Inc.	122,000	17,727,820

		25,107,452

Hotels, Restaurants & Leisure—2.1%
Las Vegas Sands Corp. (a)	100,600	3,681,960
Yum! Brands, Inc.	151,200	18,493,272

		22,175,232

Household Durables—0.8%
Newell Brands, Inc. (b)	391,600	8,670,024

Insurance—7.9%
Alleghany Corp. (a)	33,900	21,167,499
American Financial Group, Inc.	163,300	20,548,039
Everest Re Group, Ltd.	66,400	16,651,792
Old Republic International Corp.	303,900	7,029,207
W.R. Berkley Corp.	251,500	18,404,770

		83,801,307

IT Services—4.4%
DXC Technology Co. (a)	387,900	13,037,319
Genpact, Ltd.	366,200	17,398,162
MAXIMUS, Inc. (b)	195,000	16,224,000

		46,659,481

BHFTI-377

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—8.1%
AGCO Corp. (b)	124,400	$15,242,732
Lincoln Electric Holdings, Inc. (b)	74,000	9,530,460
Middleby Corp. (The) (a) (b)	92,800	15,823,328
Oshkosh Corp.	120,000	12,284,400
Parker-Hannifin Corp.	50,300	14,064,886
Toro Co. (The)	135,000	13,150,350
Xylem, Inc.	46,100	5,701,648

		85,797,804

Media—1.1%
Interpublic Group of Cos., Inc. (The) (b)	314,700	11,540,049

Metals & Mining—2.3%
Reliance Steel & Aluminum Co.	89,700	12,775,074
Steel Dynamics, Inc. (b)	190,300	11,128,744

		23,903,818

Oil, Gas & Consumable Fuels—5.0%
Cimarex Energy Co.	183,700	16,018,640
Devon Energy Corp.	555,600	19,729,356
Valero Energy Corp. (b)	240,000	16,936,800

		52,684,796

Professional Services—2.6%
Leidos Holdings, Inc.	155,400	14,938,602
ManpowerGroup, Inc.	110,900	12,008,252

		26,946,854

Road & Rail—2.9%
J.B. Hunt Transport Services, Inc.	90,200	15,083,244
Landstar System, Inc. (b)	95,000	14,992,900

		30,076,144

Specialty Retail—1.1%
Ross Stores, Inc. (b)	110,300	12,006,155

Technology Hardware, Storage & Peripherals—1.0%
Hewlett Packard Enterprise Co. (b)	704,800	10,043,400

Textiles, Apparel & Luxury Goods—1.2%
VF Corp.	184,600	12,366,354

Trading Companies & Distributors—1.1%
United Rentals, Inc. (a)	33,100	11,615,783

Total Common Stocks (Cost $824,000,190)		1,027,494,562

Short-Term Investment—2.5%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $26,034,976; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $26,555,771.	26,034,976	$26,034,976

Total Short-Term Investments (Cost $26,034,976)		26,034,976

Securities Lending Reinvestments (c)—10.3%

Certificates of Deposit—2.5%
Bank of Montreal (Chicago) 0.179%, 1M BSBY + 0.120%, 12/01/21 (d)	1,000,000	999,982
Barclays Bank plc 0.180%, 04/07/22	4,000,000	4,002,308
Cooperatieve Rabobank UA 0.159%, 3M LIBOR + 0.040%, 01/11/22 (d)	3,000,000	3,000,420
0.170%, 03/18/22	2,000,000	2,000,000
Goldman Sachs Bank USA 0.170%, 02/04/22	4,000,000	4,000,280
MUFG Bank Ltd. 0.150%, 01/11/22	2,000,000	2,000,056
Oversea-Chinese Banking Corp., Ltd. 0.152%, 3M LIBOR + 0.020%, 03/25/22 (d)	1,000,000	1,000,054
Societe Generale 0.150%, 03/15/22	2,000,000	1,999,908
Sumitomo Mitsui Banking Corp. 0.150%, SOFR + 0.100%, 03/15/22 (d)	5,000,000	4,999,565
Sumitomo Mitsui Trust Bank, Ltd. 0.060%, 10/05/21	2,000,000	1,999,988

		26,002,561

Commercial Paper—0.2%
UBS AG 0.240%, 03/30/22	2,000,000	1,998,145

Repurchase Agreements—6.2%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,469.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.350%, due on 11/04/21 with a maturity value of $1,500,510; collateralized by various Common Stock with an aggregate market value of $1,667,007.	1,500,000	1,500,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $8,265,134; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $8,430,427.	8,265,125	8,265,125

BHFTI-378

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $5,000,008; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% -5.500%, maturity dates ranging from 11/01/26 -07/20/71, and an aggregate market value of $5,100,000.	5,000,000	$5,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $12,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $12,240,017.	12,000,000	12,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 4.500%, maturity dates ranging from 05/15/27 - 05/15/40, and various Common Stock with an aggregate market value of $2,173,346.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/21 at 0.420%, due on 11/04/21 with a maturity value of $3,001,225; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $1,700,007; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 -09/18/28, and an aggregate market value of $1,734,008.	1,700,000	1,700,000
Morgan Stanley Repurchase Agreement dated 09/30/21 at 0.420%, due on 01/03/22 with a maturity value of $2,002,217; collateralized by various Common Stock with an aggregate market value of $2,200,031.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $15,000,583; collateralized by various Common Stock with an aggregate market value of $16,668,900.	15,000,000	15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $600,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 -11/15/27, and various Common Stock with an aggregate market value of $666,019.	600,000	600,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $1,200,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $1,224,061.	1,200,000	1,200,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $10,000,047; collateralized by various Common Stock with an aggregate market value of $11,111,331.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $1,544,776; collateralized by various Common Stock with an aggregate market value of $1,716,385.	1,544,715	1,544,715

		65,809,840

Time Deposits—0.5%
First Abu Dhabi Bank USA NV 0.060%, 10/01/21	1,000,000	1,000,000
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	1,100,000	1,100,000
National Bank of Canada 0.120%, OBFR + 0.050%, 10/07/21 (d)	1,000,000	1,000,000
Skandi New York 0.050%, 10/01/21	2,000,000	2,000,000

		5,100,000

Mutual Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $108,907,440)		108,910,546

Total Investments— 110.2% (Cost $958,942,606)		1,162,440,084
Other assets and liabilities (net)—(10.2)%		(107,259,444)

Net Assets—100.0%		$1,055,180,640

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $104,332,704 and the collateral received consisted of cash in the amount of $108,906,213 The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2021.

BHFTI-379

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(BSBY)—	Bloomberg Short-Term Bank Yield Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,027,494,562	$—	$—	$1,027,494,562
Total Short-Term Investment*	—	26,034,976	—	26,034,976
Securities Lending Reinvestments
Certificates of Deposit	—	26,002,561	—	26,002,561
Commercial Paper	—	1,998,145	—	1,998,145
Repurchase Agreements	—	65,809,840	—	65,809,840
Time Deposits	—	5,100,000	—	5,100,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	98,910,546	—	108,910,546
Total Investments	$1,037,494,562	$124,945,522	$—	$1,162,440,084

Collateral for Securities Loaned (Liability)	$—	$(108,906,213)	$—	$(108,906,213)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-380

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—84.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—22.4%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	76,536	$80,865
3.000%, 10/01/32	7,889	8,336
3.000%, 02/01/33	2,738,337	2,890,071
3.000%, 03/01/33	381,870	403,677
3.000%, 04/01/33	305,412	322,653
3.000%, 05/01/33	160,681	169,714
3.000%, 06/01/33	47,289	49,878
3.000%, 07/01/33	287,725	303,747
3.000%, 08/01/33	1,325,784	1,399,679
3.000%, 10/01/33	252,801	266,935
3.000%, 11/01/33	189,016	199,405
3.000%, 12/01/33	101,798	107,385
3.000%, 01/01/34	103,165	108,667
3.000%, 02/01/34	160,335	169,087
3.000%, 03/01/34	405,066	427,300
3.000%, 05/01/34	204,376	215,625
4.500%, 12/01/23	391	409
5.000%, 03/01/23	822	856
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	1,523,667	1,631,641
3.500%, 01/01/34	966,712	1,046,529
4.000%, 11/01/31	633,221	687,723
4.000%, 08/01/32	511,057	556,181
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	187,398	188,559
2.000%, 02/01/51	486,352	488,695
2.000%, 03/01/51	97,038	97,721
2.000%, 04/01/51	194,103	195,029
2.500%, 11/01/50	94,085	97,897
2.500%, 02/01/51	93,888	97,613
2.500%, 06/01/51	988,997	1,034,738
3.000%, 09/01/42	1,097,557	1,171,635
3.000%, 10/01/42	945,238	1,004,924
3.000%, 11/01/42	1,834,536	1,957,966
3.000%, 08/01/46	177,623	189,534
3.000%, 09/01/46	540,414	575,919
3.000%, 10/01/46	220,752	235,220
3.000%, 11/01/48	462,737	488,282
3.000%, 09/01/49	813,295	862,513
3.000%, 11/01/49	187,045	196,195
3.000%, 02/01/50	376,179	397,713
3.000%, 03/01/50	625,074	676,608
3.000%, 04/01/50	1,138,006	1,207,019
3.000%, 11/01/50	307,621	325,404
3.500%, 11/01/42	1,815,595	1,977,172
3.500%, 11/01/46	299,605	321,660
3.500%, 07/01/47	1,326,199	1,428,857
3.500%, 10/01/47	90,880	97,490
3.500%, 12/01/47	3,549,005	3,839,287
3.500%, 02/01/50	234,694	250,039
3.500%, 08/01/50	91,817	98,308
4.000%, 10/01/39	57,953	63,882
4.000%, 11/01/40	1,586,059	1,754,062
4.000%, 01/01/42	145,576	160,226
4.000%, 04/01/42	244,505	269,593

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 09/01/42	1,201,572	1,324,581
4.000%, 10/01/42	254,614	277,920
4.000%, 11/01/42	118,902	127,660
4.000%, 04/01/43	122,647	131,678
4.000%, 06/01/43	121,772	130,733
4.000%, 08/01/43	285,517	315,451
4.000%, 09/01/43	900,008	990,070
4.000%, 10/01/43	177,689	196,629
4.000%, 02/01/44	68,112	75,314
4.000%, 04/01/44	89,111	98,220
4.000%, 02/01/45	112,476	124,369
4.000%, 06/01/45	43,227	47,782
4.000%, 12/01/45	479,869	524,979
4.000%, 03/01/46	57,955	62,700
4.000%, 05/01/46	46,405	49,936
4.000%, 09/01/47	15,327	16,619
4.000%, 03/01/48	259,535	279,382
4.000%, 05/01/48	589,377	640,910
4.500%, 12/01/40	918,607	1,029,739
4.500%, 08/01/41	90,319	101,262
4.500%, 11/01/41	608,253	682,991
4.500%, 12/01/43	130,296	146,035
4.500%, 10/01/44	781,021	863,843
4.500%, 02/01/45	295,823	329,306
4.500%, 03/01/46	125,752	139,529
4.500%, 04/01/48	142,769	155,290
4.500%, 05/01/48	46,228	50,116
4.500%, 12/01/48	1,499,198	1,644,797
4.500%, 04/01/49	37,925	41,057
4.500%, 09/01/49	159,867	176,482
4.500%, 10/01/49	83,639	90,417
5.000%, 04/01/41	7,765	8,530
5.000%, 06/01/41	28,046	31,564
5.000%, 08/01/41	31,708	35,084
5.000%, 08/01/48	83,061	91,419
5.500%, 12/01/39	331,416	385,486
5.500%, 04/01/40	353,441	408,131
5.500%, 06/01/40	33,990	39,425
5.500%, 05/01/41	120,799	139,369
5.500%, 06/01/41	209,590	240,189
5.500%, 07/01/41	227,709	261,449
5.500%, 12/01/41	442,334	510,865
5.500%, 02/01/42	986,558	1,141,026
5.500%, 05/01/44	245,843	283,382
6.000%, 01/01/34	46,871	54,950
6.000%, 08/01/34	75,497	88,513
6.000%, 10/01/34	80,703	94,533
6.000%, 11/01/34	57,882	68,081
6.000%, 01/01/35	72,435	84,579
6.000%, 04/01/35	116,784	134,279
6.000%, 06/01/36	197,490	232,427
6.000%, 05/01/37	273,990	323,758
6.000%, 09/01/37	17,199	20,277
6.000%, 10/01/37	206,348	243,836
6.000%, 01/01/38	206,825	244,404

BHFTI-381

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 03/01/38	73,050	$86,895
6.000%, 07/01/38	35,958	42,494
6.000%, 01/01/40	207,362	245,050
6.000%, 05/01/40	299,755	353,653
6.000%, 07/01/41	266,549	314,476
6.000%, 01/01/42	22,111	25,291
6.500%, 07/01/32	51,785	59,835
6.500%, 12/01/32	15,755	18,353
6.500%, 07/01/35	18,226	20,896
6.500%, 12/01/35	162,996	194,777
6.500%, 08/01/36	265,622	314,159
Fannie Mae ARM Pool
1.968%, 12M LIBOR + 1.700%, 06/01/42 (a)	21,133	22,220
2.050%, 12M LIBOR + 1.800%, 07/01/41 (a)	18,132	19,122
2.068%, 12M LIBOR + 1.818%, 07/01/41 (a)	18,891	19,944
2.193%, 12M LIBOR + 1.818%, 02/01/42 (a)	32,188	34,074
2.310%, 12M LIBOR + 1.818%, 09/01/41 (a)	9,564	10,112
2.330%, 12M LIBOR + 1.830%, 10/01/41 (a)	6,723	6,926
Fannie Mae Grantor Trust
2.898%, 06/25/27	6,103,401	6,553,686
Fannie Mae Pool
3.000%, 08/01/27	52,985	55,996
3.000%, 10/01/27	86,033	90,925
3.000%, 11/01/27	26,527	28,009
3.000%, 12/01/27	45,146	47,713
3.000%, 01/01/28	43,198	45,655
3.000%, 02/01/28	40,770	43,088
3.000%, 03/01/28	45,338	47,918
3.000%, 04/01/28	41,189	43,534
3.000%, 05/01/28	45,044	47,608
3.000%, 06/01/28	44,161	46,654
3.000%, 07/01/28	43,251	45,713
3.000%, 08/01/28	49,300	52,108
3.000%, 09/01/28	50,973	53,876
3.000%, 01/01/29	47,537	50,247
3.000%, 03/01/29	56,053	59,252
3.500%, 09/01/32	1,467,174	1,582,546
3.500%, 10/01/56	1,521,583	1,662,982
4.500%, 08/01/58	163,377	184,188
6.500%, 08/01/39	895,662	1,030,790
6.619%, 02/01/39	83,441	92,510
Fannie Mae REMICS (CMO)
1.006%, 1M LIBOR + 0.920%, 03/25/36 (a)	217,793	223,828
1.016%, 1M LIBOR + 0.930%, 06/25/36 (a)	314,004	321,999
1.750%, 06/25/42	143,209	145,654
1.750%, 01/25/43	132,139	133,680
3.000%, 05/25/46	2,480,664	2,623,475
4.250%, 03/25/42	963,554	1,025,883
4.500%, 12/25/40	67,282	74,866
4.750%, 01/25/41	260,904	287,925
5.000%, 12/25/23	38,851	40,095
5.000%, 12/25/34	156,610	176,234
5.000%, 03/25/35	128,931	145,128
5.000%, 08/25/39	203,159	229,284
5.000%, 02/25/41	112,460	131,848

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
5.500%, 06/25/35	44,268	46,962
5.500%, 08/25/35	664,010	751,101
6.000%, 06/25/45 (b)	351,412	59,004
6.464%, -1 x 1M LIBOR + 6.550%, 06/25/41 (a) (b)	90,612	5,476
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	388,965	415,466
3.000%, 02/01/32	8,966	9,480
3.000%, 03/01/33	1,278,268	1,351,098
3.000%, 09/01/33	126,359	133,347
3.000%, 03/01/34	104,522	110,326
6.000%, 01/01/24	34,671	35,765
Freddie Mac 15 Yr. Pool
3.500%, 04/01/33	224,317	241,989
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,141,414	1,218,601
3.500%, 03/01/32	568,475	609,316
3.500%, 06/01/32	1,485,038	1,591,335
3.500%, 07/01/32	495,695	530,963
4.000%, 06/01/33	634,601	690,364
Freddie Mac 20 Yr. Pool
3.500%, 02/01/34	2,262,943	2,449,336
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	113,324	123,269
3.000%, 01/01/43	126,608	136,665
3.000%, 02/01/43	646,079	697,876
3.000%, 03/01/43	6,512,321	6,982,061
3.000%, 06/01/43	1,580,495	1,687,335
3.500%, 04/01/40	103,512	111,544
3.500%, 05/01/40	154,904	167,684
3.500%, 06/01/40	219,608	236,688
3.500%, 07/01/40	30,801	33,191
3.500%, 08/01/40	113,769	123,150
3.500%, 09/01/40	67,398	72,935
3.500%, 10/01/40	71,037	76,859
3.500%, 11/01/40	91,021	99,055
3.500%, 12/01/40	74,047	80,139
3.500%, 04/01/42	381,590	419,052
3.500%, 07/01/42	59,224	64,150
3.500%, 08/01/42	36,708	39,578
3.500%, 09/01/42	123,791	131,781
3.500%, 10/01/42	927,709	1,010,405
3.500%, 01/01/43	338,776	368,344
3.500%, 02/01/43	161,881	176,024
3.500%, 04/01/43	480,032	522,747
3.500%, 05/01/43	252,732	275,250
3.500%, 11/01/44	267,477	288,427
3.500%, 02/01/45	5,425	5,891
3.500%, 06/01/45	10,783	11,709
3.500%, 11/01/45	2,290,931	2,484,181
3.500%, 01/01/46	223,441	240,292
3.500%, 02/01/46	489,156	521,077
3.500%, 05/01/46	777,878	849,271
3.500%, 06/01/46	170,440	180,849
3.500%, 07/01/46	11,625	12,622
3.500%, 08/01/46	70,549	74,676

BHFTI-382

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 09/01/46	495,186	$537,444
3.500%, 01/01/47	1,200,345	1,279,260
3.500%, 02/01/47	1,836,207	1,947,871
3.500%, 07/01/47	355,514	379,240
3.500%, 11/01/47	19,247	20,700
3.500%, 12/01/47	338,915	360,498
3.500%, 02/01/48	102,228	108,714
3.500%, 04/01/48	332,484	353,551
4.000%, 11/01/41	4,079	4,512
4.000%, 09/01/42	1,821,331	2,008,184
4.000%, 10/01/42	29,883	32,421
4.000%, 11/01/42	256,462	283,661
4.000%, 12/01/42	90,751	100,101
4.000%, 01/01/43	11,017	11,807
4.000%, 02/01/43	113,785	125,548
4.000%, 03/01/43	54,044	59,337
4.000%, 04/01/43	21,270	23,454
4.000%, 05/01/43	216,118	236,630
4.000%, 06/01/43	27,719	30,391
4.000%, 07/01/43	209,335	231,224
4.000%, 08/01/43	168,015	184,421
4.000%, 09/01/43	290,150	319,981
4.000%, 10/01/43	268,117	293,963
4.000%, 11/01/43	6,758	7,245
4.000%, 01/01/44	230,391	254,059
4.000%, 02/01/44	24,764	26,695
4.000%, 04/01/44	12,600	13,546
4.000%, 07/01/44	391,598	432,122
4.000%, 12/01/44	7,502	8,039
4.000%, 01/01/45	239,421	263,803
4.000%, 02/01/45	291,252	321,022
4.000%, 05/01/45	460,188	506,954
4.000%, 12/01/45	277,760	304,846
4.000%, 11/01/47	319,701	343,710
4.000%, 12/01/47	713,666	766,864
4.000%, 05/01/48	337,424	366,909
4.500%, 05/01/39	57,237	64,191
4.500%, 09/01/40	457,530	513,141
4.500%, 02/01/41	43,502	48,789
4.500%, 08/01/41	468,039	524,822
4.500%, 09/01/41	62,380	69,962
4.500%, 10/01/41	114,429	128,482
4.500%, 02/01/44	16,877	18,635
5.000%, 01/01/35	105,760	118,524
5.000%, 05/01/35	49,260	55,252
5.000%, 07/01/35	642,738	733,486
5.000%, 11/01/35	778,248	888,385
5.000%, 06/01/41	1,065,339	1,217,444
5.000%, 07/01/41	153,614	172,479
5.500%, 03/01/34	742,795	857,388
5.500%, 07/01/35	503,132	579,885
Freddie Mac 30 Yr. Pool
2.000%, 03/01/51	98,480	99,088
2.500%, 11/01/50	85,862	89,837
2.500%, 02/01/51	186,381	193,542

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.000%, 09/01/48	535,983	573,086
3.000%, 09/01/49	2,105,539	2,253,493
3.000%, 03/01/50	353,246	370,820
3.500%, 07/01/46	1,004,815	1,084,272
4.500%, 07/01/40	895,466	995,172
Freddie Mac ARM Non-Gold Pool
2.122%, 12M LIBOR + 1.750%, 09/01/41 (a)	136,025	143,217
2.130%, 12M LIBOR + 1.880%, 04/01/41 (a)	2,912	2,993
2.160%, 12M LIBOR + 1.910%, 05/01/41 (a)	21,080	22,320
2.160%, 12M LIBOR + 1.910%, 06/01/41 (a)	36,290	38,190
2.178%, 12M LIBOR + 1.750%, 12/01/40 (a)	369,173	389,014
2.182%, 12M LIBOR + 1.899%, 10/01/42 (a)	54,563	57,759
2.184%, 12M LIBOR + 1.880%, 09/01/41 (a)	12,944	13,687
2.195%, 12M LIBOR + 1.910%, 05/01/41 (a)	27,796	29,444
2.380%, 12M LIBOR + 1.880%, 10/01/41 (a)	121,644	128,531
Freddie Mac Multifamily Structured Pass-Through Certificates
2.750%, 11/25/22	2,807,899	2,822,839
3.750%, 11/25/29	177,184	197,612
3.750%, 11/25/32	1,000,000	1,156,413
3.990%, 05/25/33 (a)	3,650,000	4,296,474
Freddie Mac REMICS (CMO)
0.484%, 1M LIBOR + 0.400%, 03/15/34 (a)	196,573	198,123
0.984%, 1M LIBOR + 0.900%, 02/15/33 (a)	109,168	111,627
1.750%, 06/15/42	107,530	108,871
3.500%, 11/15/31	989,798	1,060,364
4.000%, 01/15/41	6,227,137	6,703,395
4.500%, 12/15/26	589,226	593,932
4.500%, 02/15/41	12,391	13,092
5.000%, 10/15/34	194,301	218,740
5.000%, 12/15/37	67,208	75,344
5.000%, 03/15/41	383,323	425,898
5.000%, 04/15/41	879,112	1,021,011
5.000%, 05/15/41	986,358	1,167,936
5.500%, 05/15/34	1,117,613	1,276,567
5.500%, 11/15/36	426,894	471,992
5.500%, 06/15/41	2,514,214	2,875,314
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	241,059	255,524
3.000%, 04/15/43	96,364	101,961
3.000%, 05/15/43	93,032	98,079
3.000%, 01/15/45	34,618	36,605
3.000%, 02/15/45	53,923	56,887
3.000%, 03/15/45	275,504	290,361
3.000%, 05/15/45	16,930	17,833
3.000%, 06/15/45	28,939	30,494
3.000%, 07/15/45	153,425	161,326
3.500%, 11/15/41	160,100	174,474
3.500%, 02/15/42	147,094	160,307
3.500%, 03/15/42	170,797	185,132
3.500%, 05/15/42	394,788	425,452
3.500%, 06/15/42	247,209	266,236
3.500%, 05/15/50	301,685	322,026
4.000%, 09/15/40	957,630	1,058,565
4.000%, 10/15/40	55,241	61,142
4.000%, 03/15/41	411,877	451,377

BHFTI-383

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 06/15/41	19,330	$21,150
4.000%, 09/15/41	101,615	112,817
4.000%, 10/15/41	408,696	453,473
4.000%, 11/15/41	124,491	138,215
4.000%, 12/15/41	349,474	388,329
4.000%, 01/15/42	16,305	17,725
4.000%, 02/15/42	16,952	18,821
4.000%, 03/15/42	107,262	118,724
4.000%, 11/15/42	12,717	13,708
4.000%, 01/15/43	42,249	46,935
4.000%, 03/15/50	48,677	52,283
4.500%, 08/15/39	828,468	947,658
4.500%, 06/15/40	261,840	295,498
4.500%, 07/15/40	52,182	58,995
4.500%, 03/15/41	306,964	346,808
4.500%, 04/15/41	23,966	27,055
5.000%, 03/15/39	34,576	40,123
5.000%, 07/15/39	61,585	71,494
5.000%, 08/15/39	60,758	70,418
5.000%, 09/15/39	39,454	45,669
5.000%, 04/15/40	22,373	25,738
5.000%, 08/15/40	94,304	109,443
5.000%, 04/15/41	67,164	77,190
5.000%, 09/15/41	43,278	50,096
5.500%, 10/15/39	9,722	11,343
6.000%, 06/15/36	475,549	561,633
Ginnie Mae II 30 Yr. Pool
2.500%, 12/20/50	286,380	298,657
3.000%, 12/20/42	685,065	730,045
3.000%, 03/20/43	610,622	656,140
3.000%, 01/20/48	979,161	1,028,699
3.500%, 12/20/42	215,268	232,730
3.500%, 05/20/46	1,064,078	1,147,852
3.500%, 06/20/46	2,766,839	2,972,913
3.500%, 11/20/47	200,044	211,902
3.500%, 10/20/48	701,518	741,497
4.000%, 09/20/39	75,466	82,594
4.000%, 10/20/40	9,391	10,278
4.000%, 11/20/40	658,749	722,106
4.000%, 10/20/41	848,024	929,770
4.000%, 11/20/41	322,350	353,423
4.000%, 04/20/42	423,037	463,819
4.000%, 06/20/42	31,318	34,527
4.000%, 10/20/44	779,162	850,892
4.000%, 11/20/44	783,671	857,257
4.000%, 12/20/44	44,466	48,559
4.000%, 03/20/50	60,013	65,683
4.000%, 04/20/50	526,792	571,701
4.500%, 02/20/40	72,473	80,191
4.500%, 09/20/40	7,727	8,573
4.500%, 08/20/48	819,504	877,909
4.500%, 09/20/48	564,579	604,634
4.500%, 10/20/48	813,551	868,329
4.500%, 01/20/49	126,551	135,535
4.500%, 03/20/50	181,511	193,138

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool
5.470%, 08/20/59 (a)	342	348
Government National Mortgage Association (CMO)
0.337%, 1M LIBOR + 0.250%, 10/20/47 (a)	728,042	728,712
0.387%, 1M LIBOR + 0.300%, 05/20/48 (a)	706,178	707,538
0.387%, 1M LIBOR + 0.300%, 06/20/48 (a)	898,956	900,675
0.390%, 1M LIBOR + 0.300%, 08/20/60 (a)	105,889	105,829
0.390%, 1M LIBOR + 0.300%, 09/20/60 (a)	144,904	144,815
0.418%, 1M LIBOR + 0.330%, 07/20/60 (a)	163,052	163,066
0.420%, 1Y H15 + 0.350%, 08/20/66 (a)	3,247,403	3,218,089
0.567%, 1M LIBOR + 0.480%, 01/20/38 (a)	22,238	22,403
0.570%, 1Y H15 + 0.500%, 05/20/66 (a)	3,132,473	3,112,630
0.580%, 1M LIBOR + 0.490%, 02/20/61 (a)	101,654	101,929
0.587%, 1M LIBOR + 0.500%, 07/20/37 (a)	86,433	86,956
0.590%, 1M LIBOR + 0.500%, 12/20/60 (a)	261,769	262,682
0.590%, 1M LIBOR + 0.500%, 02/20/61 (a)	26,387	26,463
0.590%, 1M LIBOR + 0.500%, 04/20/61 (a)	87,888	88,210
0.590%, 1M LIBOR + 0.500%, 05/20/61 (a)	212,001	212,780
0.615%, 1M LIBOR + 0.530%, 12/16/39 (a)	79,219	80,019
0.620%, 1M LIBOR + 0.530%, 06/20/61 (a)	120,452	120,944
0.685%, 1M LIBOR + 0.600%, 11/16/39 (a)	122,445	123,875
0.690%, 1M LIBOR + 0.600%, 10/20/61 (a)	414,172	416,507
0.720%, 1M LIBOR + 0.630%, 01/20/62 (a)	448,620	451,370
0.720%, 1M LIBOR + 0.630%, 03/20/62 (a)	269,399	270,972
0.740%, 1M LIBOR + 0.650%, 05/20/61 (a)	7,487	7,548
0.790%, 1M LIBOR + 0.700%, 11/20/61 (a)	431,295	434,633
0.790%, 1M LIBOR + 0.700%, 01/20/62 (a)	292,994	295,116
1.650%, 01/20/63	11,790	11,849
1.750%, 03/20/63	48,474	48,586
2.500%, 11/20/46	152,200	158,076
2.750%, 02/20/64	1,578,711	1,616,218
2.750%, 05/20/64	776,514	786,682
3.000%, 03/20/63	8,079	8,233
3.250%, 08/20/68	3,144,064	3,296,633
3.500%, 09/20/63	64,118	64,433
4.000%, 12/20/40	1,767,345	1,955,954
4.500%, 05/16/40	53,948	55,686
4.500%, 05/20/40 (b)	4,550	252
4.500%, 12/20/40	1,257,424	1,412,238
5.000%, 12/20/39	3,970,577	4,472,975
5.000%, 03/20/40	1,896,754	2,087,215
5.010%, 09/20/60 (a)	10,815	11,618
5.500%, 04/20/34	195,042	228,441
6.013%, -1 x 1M LIBOR + 6.100%, 07/20/41 (a) (b)	91,824	14,614
8.550%, -1.33 x 1M LIBOR + 8.667%, 04/20/39 (a)	37,902	38,955
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (c)	500,000	500,989
2.500%, TBA (c)	100,000	103,105

		199,426,293

Federal Agencies—37.9%
Fannie Mae Principal Strip Zero Coupon, 05/15/30	40,000,000	34,592,259
Federal Farm Credit Banks Funding Corp.
0.200%, 01/04/24	10,000,000	9,955,966

BHFTI-384

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Farm Credit Banks Funding Corp.
1.300%, 05/13/30	20,000,000	$19,724,917
Federal Home Loan Bank
2.125%, 09/14/29	16,000,000	16,770,392
3.250%, 11/16/28	10,000,000	11,277,718
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	8,769,384
Zero Coupon, 09/15/36	10,000,000	7,256,386
Zero Coupon, 12/15/36	45,000,000	32,494,809
0.375%, 05/05/23	8,000,000	8,015,910
6.250%, 07/15/32 (d)	7,568,000	10,968,148
6.750%, 03/15/31	481,000	698,088
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	8,534,657
0.250%, 05/22/23	12,000,000	12,004,667
0.500%, 06/17/25	8,000,000	7,951,573
0.500%, 11/07/25 (d)	13,000,000	12,831,630
0.625%, 04/22/25	5,000,000	4,990,079
6.625%, 11/15/30	1,430,000	2,041,646
Freddie Mac Strips Zero Coupon, 07/15/32	17,100,000	13,979,905
Resolution Funding Corp. Interest Strip
Zero Coupon, 01/15/29	7,300,000	6,556,829
Zero Coupon, 07/15/29	7,500,000	6,653,906
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	23,523,000	20,497,762
Zero Coupon, 04/15/30	35,000,000	30,339,739
Tennessee Valley Authority
0.750%, 05/15/25	5,000,000	5,006,695
2.875%, 09/15/24 (d)	7,050,000	7,531,216
Tennessee Valley Authority Generic Strip
Zero Coupon, 07/15/29	8,669,000	7,642,367
Zero Coupon, 01/15/34	12,669,000	9,870,021
United States Department of Housing and Urban Development 2.738%, 08/01/25	5,000,000	5,347,172
United States International Development Finance Corp.
1.110%, 05/15/29	6,000,000	6,013,432
1.920%, 12/15/32	10,000,000	10,217,300

		338,534,573

U.S. Treasury—24.0%
U.S. Treasury Bonds
1.875%, 02/15/51	8,930,000	8,515,592
2.250%, 08/15/49	1,210,000	1,254,241
2.750%, 08/15/47	7,500,000	8,512,793
2.875%, 05/15/49	760,000	889,081
3.000%, 05/15/45	5,470,000	6,435,797
3.000%, 02/15/48	54,300,000	64,566,094
3.625%, 02/15/44	37,000,000	47,627,383
U.S. Treasury Notes
0.250%, 06/15/24	5,000,000	4,972,266
0.375%, 03/31/22	4,000,000	4,006,250
1.375%, 06/30/23	20,000,000	20,400,000
1.500%, 01/15/23	14,000,000	14,243,359
1.500%, 03/31/23	26,000,000	26,510,859

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.625%, 02/15/29	5,700,000	6,214,781

		214,148,496

Total U.S. Treasury & Government Agencies (Cost $750,459,462)		752,109,362

Foreign Government—11.9%

Sovereign—11.9%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	3,100,240
3.125%, 09/30/49 (144A)	10,000,000	10,034,760
Colombia Government International Bond 3.125%, 04/15/31 (d)	5,090,000	4,764,393
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	11,116,878
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	5,135,445
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	15,267,519
5.500%, 12/04/23	30,210,000	33,540,100
5.500%, 04/26/24	1,900,000	2,134,260
5.500%, 09/18/33	2,195,000	3,053,081
Mexico Government International Bond 4.500%, 04/22/29	4,650,000	5,221,671
Panama Government International Bonds
3.750%, 03/16/25	2,780,000	2,983,496
4.500%, 04/01/56	750,000	815,963
Peruvian Government International Bond 4.125%, 08/25/27	2,620,000	2,896,698
Poland Government International Bond 3.250%, 04/06/26	2,820,000	3,091,002
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	3,113,325

Total Foreign Government (Cost $109,158,918)		106,268,831

Corporate Bonds & Notes—1.2%

Diversified Financial Services—1.2%
Private Export Funding Corp.
0.300%, 04/28/23 (144A)	5,000,000	4,996,918
4.300%, 12/15/21	6,000,000	6,052,101

Total Corporate Bonds & Notes (Cost $1,520,669)		11,049,019

Asset-Backed Securities—1.0%

Asset-Backed—Other—0.0%
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	141,570	141,718

BHFTI-385

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed—Student Loan—1.0%
Navient Student Loan Trust 0.686%, 1M LIBOR + 0.600%, 07/26/66 (144A) (a)	1,959,042	$1,963,890
SLM Student Loan Trust 0.595%, 3M LIBOR + 0.470%, 01/26/26 (a)	6,797,314	6,782,423

		8,746,313

Total Asset-Backed Securities (Cost $8,915,963)		8,888,031

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction 3.500%, 06/25/28	1,481,776	1,549,270

Total Mortgage-Backed Securities (Cost $1,472,893)		1,549,270

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/21 at 0.000%, due on 10/01/21 with a maturity value of $20,561,442; collateralized by U.S. Treasury Note at 1.250%, maturing 06/30/28, with a market value of $20,972,736.	20,561,442	20,561,442

Total Short-Term Investments (Cost $20,561,442)		20,561,442

Securities Lending Reinvestments (e)—2.3%

Repurchase Agreements—1.4%
Barclays Bank plc Repurchase Agreement dated 09/30/21 at 0.190%, due on 10/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,469.	2,000,000	2,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/30/21 at 0.040%, due on 10/01/21 with a maturity value of $2,115,203; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.625%, maturity dates ranging from 01/15/22 - 02/15/50, and an aggregate market value of $2,157,504.	2,115,200	2,115,200
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/21 at 0.055%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/01/26 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
CF Secured LLC Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $2,000,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.750%, maturity dates ranging from 11/18/21 - 08/15/50, and an aggregate market value of $2,040,003.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/30/21 at 0.150%, due on 10/01/21 with a maturity value of $300,001; collateralized by Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 02/12/22 - 09/18/28, and an aggregate market value of $306,001.	300,000	300,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/21 at 0.235%, due on 10/07/21 with a maturity value of $900,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.250%, maturity dates ranging from 07/31/22 - 11/15/27, and various Common Stock with an aggregate market value of $999,028.	900,000	900,000
Repurchase Agreement dated 09/30/21 at 0.250%, due on 10/07/21 with a maturity value of $500,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.095% - 2.000%, maturity dates ranging from 07/31/22 - 02/15/50, and various Common Stock with an aggregate market value of $555,309.	500,000	500,000
Societe Generale Repurchase Agreement dated 09/30/21 at 0.050%, due on 10/01/21 with a maturity value of $700,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/21/21 - 02/15/49, and an aggregate market value of $714,036.	700,000	700,000
Repurchase Agreement dated 09/30/21 at 0.170%, due on 10/01/21 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,133.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/21 at 0.200%, due on 10/07/21 with a maturity value of $487,824; collateralized by various Common Stock with an aggregate market value of $542,016.	487,805	487,805

		12,003,005

Time Deposit—0.0%
Landesbank Baden-Wuettertemberg (London) 0.130%, 10/01/21	200,000	200,000

Mutual Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.030% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	3,000,000	3,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $20,203,005)		20,203,005

Total Investments—103.2% (Cost $912,292,352)		920,628,960
Other assets and liabilities (net)—(3.2)%		(28,670,427)

Net Assets—100.0%		$891,958,533

BHFTI-386

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of September 30, 2021, the market value of securities loaned was $19,921,728 and the collateral received consisted of cash in the amount of $20,203,005 and non-cash collateral with a value of $266,390. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2021.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the market value of 144A securities was $23,350,851, which is 2.6% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/31/21	91	USD	11,169,539	$5,220

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/21/21	(460)	USD	(60,540,313)	914,702

Net Unrealized Appreciation					$919,922

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-387

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$752,109,362	$—	$752,109,362
Total Foreign Government*	—	106,268,831	—	106,268,831
Total Corporate Bonds & Notes*	—	11,049,019	—	11,049,019
Total Asset-Backed Securities*	—	8,888,031	—	8,888,031
Total Mortgage-Backed Securities*	—	1,549,270	—	1,549,270
Total Short-Term Investment*	—	20,561,442	—	20,561,442
Securities Lending Reinvestments
Repurchase Agreements	—	12,003,005	—	12,003,005
Time Deposit	—	200,000	—	200,000
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	12,203,005	—	20,203,005
Total Investments	$8,000,000	$912,628,960	$—	$920,628,960

Collateral for Securities Loaned (Liability)	$—	$(20,203,005)	$—	$(20,203,005)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$919,922	$—	$—	$919,922

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-388

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-389

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-390